       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2018



                                                     REGISTRATION NOS. 333-51676
                                                                       811-08828
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 29                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                             AMENDMENT NO. 65                              [X]


                        (Check Appropriate Box or Boxes)
                                 ------------
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)


               ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

              (Address of Depositor's Principal Executive Offices)

                   Depositor's Telephone Number: (980) 365-7100

                     Name and Address of Agent for Service:

                       NEW ENGLAND LIFE INSURANCE COMPANY

                           C/O C T CORPORATION SYSTEM
                         155 FEDERAL STREET - SUITE 700
                                 SUFFOLK COUNTY
                          BOSTON, MASSACHUSETTS 02110

                                 (617) 757-6400


                                    Copy to:


                                W. Thomas Conner
                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019


Approximate Date of Proposed Public Offering:


On April 30, 2018 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 30 , 2018 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERICAN FORERUNNER SERIES(R)
             Individual Flexible Premium Variable Annuity Contracts


              Issued By
  New England Variable Annuity Separate Account of     Annuity Administrative Office
           New England Life Insurance Company                  P.O. Box 14594
                    One Financial Center                 Des Moines, IA 50306-3594
                Boston, Massachusetts 02111
                        (800) 435-4117


                                 APRIL 30, 2018

     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in the Eligible Funds. The Contract currently is not available for new sales.


AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I


AB Global Dynamic Allocation Portfolio

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio

Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Wellington Large Cap Research Portfolio

Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio

Fidelity Institutional Asset Management(R) Government Income Portfolio
  (formerly Pyramis(R) Government Income Portfolio)

Harris Oakmark International Portfolio

Invesco Balanced-Risk Allocation Portfolio

Invesco Small Cap Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Markets Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Schroders Global Multi-Asset Portfolio

SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio

Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
  Portfolio)


BRIGHTHOUSE FUNDS TRUST II

Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio

Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio

MetLife Aggregate Bond Index Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife MSCI EAFE(R) Index Portfolio
MetLife Russell 2000(R) Index Portfolio

MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio


     When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 30, 2018. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-160 of the prospectus. For a free copy of the SAI, write or call Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277, 1-800-777-5897 or visit our website at www.brighthousefinancial.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS



                                                                             PAGE
                                                                            -----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS..........................   A-5
HIGHLIGHTS.................................................................   A-7
FEE TABLE..................................................................  A-13
THE COMPANY................................................................  A-21
THE VARIABLE ACCOUNT.......................................................  A-21
   Certain Payments We Receive with Regard to the Eligible Funds...........  A-22
   Investments of The Variable Account.....................................  A-23
   Share Classes of the Eligible Funds.....................................  A-28
   Substitution of Investments.............................................  A-28
FIXED ACCOUNT..............................................................  A-28
THE CONTRACTS..............................................................  A-28
   Standard Class..........................................................  A-29
   B Plus Class............................................................  A-29
   C Class.................................................................  A-29
   L Class.................................................................  A-29
   P Class.................................................................  A-30
   Purchase Payments.......................................................  A-30
   Ten Day Right to Review.................................................  A-31
   Allocation of Purchase Payments.........................................  A-32
   Investment Allocation Restrictions for Certain Riders...................  A-32
   Contract Value and Accumulation Unit Value..............................  A-35
   Payment on Death Prior to Annuitization.................................  A-35
   Standard Death Benefit..................................................  A-36
   Annual Step-Up Death Benefit............................................  A-36
   Greater of Annual Step-Up or 5 Annual Increase Death Benefit............  A-37
   Enhanced Death Benefit Rider............................................  A-37
   Earnings Preservation Benefit Rider.....................................  A-41
   Options for Death Proceeds..............................................  A-42
      Beneficiary Continuation.............................................  A-43
      Special Options for Spouses..........................................  A-43
   Transfer Privilege......................................................  A-44
   Dollar Cost Averaging...................................................  A-47
   Asset Rebalancing.......................................................  A-48
   Withdrawals.............................................................  A-48
   Systematic Withdrawals..................................................  A-49
   Suspension of Payments..................................................  A-50
   Inactive Contracts......................................................  A-50
   Ownership Rights........................................................  A-51
   Requests and Elections..................................................  A-51
   Confirming Transactions.................................................  A-53
   State Variations........................................................  A-53
ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.......  A-53
   Asset-Based Insurance Charge............................................  A-54
   Contract Administrative Fee.............................................  A-54
   Withdrawal Charge.......................................................  A-55
   Enhanced Death Benefit Rider............................................  A-56
   Earnings Preservation Benefit Rider.....................................  A-57

                                                                                       PAGE
                                                                                      ------
   Guaranteed Minimum Income Benefit Rider...........................................   A-57
   Lifetime Withdrawal Guarantee and Guaranteed Withdrawal BenefitRider Charge.......   A-58
   Guaranteed Minimum Accumulation Benefit Rider.....................................   A-60
   Premium and Other Tax Charges.....................................................   A-60
   Other Expenses....................................................................   A-60
ANNUITY PAYMENTS.....................................................................   A-61
   Election of Annuity...............................................................   A-61
   Annuity Options...................................................................   A-61
   Amount of Annuity Payments........................................................   A-63
LIVING BENEFITS......................................................................   A-64
   Overview of Living Benefit Riders.................................................   A-64
GUARANTEED INCOME BENEFITS...........................................................   A-65
   Facts About Guaranteed Income Benefit Riders......................................   A-65
   Description of GMIB Plus II.......................................................   A-67
   Description of GMIB Plus I (formerly, the Predictor Plus).........................   A-73
   Description of GMIB II (formerly, the Predictor)..................................   A-75
   Description of GMIB I.............................................................   A-76
GUARANTEED WITHDRAWAL BENEFITS.......................................................   A-77
   Facts About Guaranteed Withdrawal Benefit Riders..................................   A-78
   Description of the Lifetime Withdrawal Guarantee II...............................   A-80
   Description of the Lifetime Withdrawal Guarantee I................................   A-87
   Description of the Enhanced Guaranteed Withdrawal Benefit.........................   A-88
   Description of the Guaranteed Withdrawal Benefit I................................   A-92
GUARANTEED MINIMUM ACCUMULATION BENEFIT..............................................   A-92
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS.......................................   A-95
FEDERAL INCOME TAX CONSIDERATIONS....................................................   A-96
   Taxation of Non-Qualified Contracts...............................................   A-96
   Taxation of Qualified Contracts...................................................   A-99
   Possible Tax Law Changes..........................................................  A-102
VOTING RIGHTS........................................................................  A-102
DISTRIBUTION OF THE CONTRACTS........................................................  A-103
THE OPERATION OF THE FIXED ACCOUNT...................................................  A-104
   Contract Value and Fixed Account Transactions.....................................  A-104
INVESTMENT PERFORMANCE INFORMATION...................................................  A-105
   Yields............................................................................  A-105
   Standard Return...................................................................  A-105
   Non-Standard Return...............................................................  A-106
   Other Performance.................................................................  A-106
LEGAL PROCEEDINGS....................................................................  A-107
FINANCIAL STATEMENTS.................................................................  A-107
ACCUMULATION UNIT VALUES (Condensed Financial Information)...........................  A-108
APPENDIX A: Consumer Tips............................................................  A-136
APPENDIX B: Withdrawal Charge........................................................  A-137
APPENDIX C: Premium Tax..............................................................  A-138
APPENDIX D: Guaranteed Minimum Income Benefit (GMIB) Examples........................  A-139
APPENDIX E: Guaranteed Withdrawal Benefit Examples...................................  A-146
APPENDIX F: Enhanced Death Benefit Examples..........................................  A-156
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........................  A-160

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT. A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT. The natural person on whose life Annuity Payments are based.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.

     ANNUITY ADMINISTRATIVE OFFICE. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or (ii) 10 years from the issue date.

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawalsof the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS


TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts) gains under the contract are generally not eligible for tax deferral.


THE CONTRACTS:


     The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your financial representative.


     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

     Prior to issuance, you must select one of five available Classes of the
Contract:

   o Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;

   o B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;

   o C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

   o L Class, which reduces the period of time (3 years) that a Withdrawal Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

   o P Class, which lengthens the period of time (9 years) that a Withdrawal Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.

     For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

     Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

[GRAPHIC APPEARS HERE]




     For actual expenses of each Class, see the Fee Table.


PURCHASE PAYMENTS:

     Currently, the minimum initial and subsequent purchase payments are as follows (restrictions and exceptions may apply):


CLASS                     INITIAL                            SUBSEQUENT
----------------------   ---------                          -----------
   Standard, P........   $ 5,000   (nonqualified plans)         $500
                         $ 2,000   (qualified plans)
   C,L................   $25,000                                $500
   B Plus.............   $10,000                                $500

     We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a subsequent purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86. Current restrictions on subsequent purchase payments apply to Contracts issued with certain optional riders. (See "Purchase Payments.")


OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as a trust, is the

Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. The Owner of the Contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a simplified employee pension plan ("SEP") under paragraph 408(k) of the Internal Revenue Code ("the Code") and a Simple Retirement Account ("SIMPLE IRA") under paragraph 408(p) of the Code. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Code may purchase the Contract.

     All Code references to "spouse" include those persons who enter into lawful marriages under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE
                                    ----
TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.


INVESTMENT OPTIONS:

     You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003 if the optional Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee is selected. If you elect to purchase the GMIB Plus II or GMIB Plus I Guaranteed Minimum Income Benefit, the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I, the Guaranteed Minimum Accumulation Benefit, or the Enhanced Death Benefit, you are limited to allocating your purchase payment and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders." We may restrict the Eligible Funds available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

     If you use Enhanced Dollar Cost Averaging ("EDCA"), you also may allocate your purchase payments and Contract Value to the EDCA Guaranteed Account (provided your EDCA destination portfolios are one of the permitted Subaccounts). You can allocate your Contract Value among the subaccounts and the Fixed Account as you choose any time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.

     You can change your purchase payment allocation (unless you elected to purchase the optional Guaranteed Minimum Accumulation Benefit). We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to frequent or large transfers (See "Transfer Privilege--Restrictions on Frequent Transfers" and "Transfer Privilege--Restrictions on Large Transfers.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits may apply to transfers to and from the Fixed Account. (See "THE FIXED ACCOUNT.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

     We apply the following charges to your Contract:

   o premium tax charge, in some states.

   o asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by 0.25% for subaccounts investing in the American Funds Insurance Series).

   o annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

   o except for C Class, Withdrawal Charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

   o for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of 1.00% for the GMIB Plus II, 0.80% for GMIB Plus I, or 0.50% for GMIB II or GMIB I, imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization (up to a maximum fee of 1.50% of the Income Base upon Optional Reset for GMIB Plus I or GMIB Plus II).

   o for Contracts with the Guaranteed Withdrawal Benefit Rider, a fee of 0.50% of the Guaranteed Withdrawal Amount (up to a maximum fee of 0.95% of the Guaranteed Withdrawal Amount upon Optional Reset).

   o for Contracts with the Enhanced Guaranteed Withdrawal Benefit Rider, a fee of 0.55% of the Guaranteed Withdrawal Amount (up to a maximum fee of 1.00% upon Optional Reset).

   o for Contracts with a Guaranteed Minimum Accumulation Benefit Rider, a fee of 0.75% of the Guaranteed Accumulation Amount.

   o for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.

   o for Contracts with a Lifetime Withdrawal Guarantee Benefit I rider, a fee of 0.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 0.95% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 0.70% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.40% if an Automatic Annual Step-Up occurs) for the Joint Life version.

   o for Contracts with a Lifetime Withdrawal Guarantee II Benefit rider, a fee of 1.25% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.60% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 1.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.80% if an Automatic Annual Step-Up occurs) for the Joint Life version.

   o for Contracts with an Enhanced Death Benefit rider, a fee of 0.75% (issue age 0-69) or 0.95% (issue age 70-75 of the death benefit base (up to a maximum of 1.50% if an Optional Step-Up occurs).

     Certain waivers or reductions may apply. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."


TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments). If we return the Contract Value, the amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable).


PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary (see "ANNUITY PAYMENTS" for more information).

     You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

     The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Death Benefit equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Enhanced Death Benefit equals the greatest of: (1) current Contract Value, (2) total purchase payments (adjusted for withdrawals) accumulated at 5% per year, or (3) the highest Contract Value on any Contract Anniversary (adjusted for withdrawals). The Enhanced Death Benefit is payable only in a lump sum.

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

   o If received under an annuity payment option, they are taxed in the same manner as annuity payments.

   o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.


WITHDRAWALS:

     Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. A withdrawal may be subject to federal income tax and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

     A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit).


OTHER

     We are obligated to pay all money we owe under the Contracts, including death benefits, annuity payments, and amounts due under a GMIB, GWB, LWG or GMAB. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "THE VARIABLE ACCOUNT.")

REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The account value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                   FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Premium and Other Tax Charges" for more information.


CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments..........................         None
      Withdrawal Charge (as a percentage of each purchase payment).......     9% declining
                                                                            annually -- see
                                                                                Note(1)
      Transfer Fee(2)....................................................   $25

NOTES:
(1) The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF             STANDARD CLASS     B PLUS CLASS     L CLASS     P CLASS     C CLASS
PURCHASE PAYMENT                      CHARGE            CHARGE         CHARGE      CHARGE     CHARGE
------------------------------   ----------------   --------------   ---------   ---------   --------
      0.......................   7%                 9%               7%          8%          None
      1.......................   6%                 8%               6%          8%
      2.......................   6%                 8%               5%          8%
      3.......................   5%                 7%               0%          7%
      4.......................   4%                 6%               0%          6%
      5.......................   3%                 5%               0%          5%
      6.......................   2%                 4%               0%          4%
      7.......................   0%                 2%               0%          3%
      8.......................   0%                 2%               0%          2%
      9 and thereafter........   0%                 0%               0%          0%

(2) Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


VARIABLE ACCOUNT ANNUAL EXPENSES*
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS)

       Asset-Based Insurance Charge for all subaccounts except the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)


DEATH BENEFIT:**                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
-------------------------------------------- ---------------- ----------------- --------- --------- --------
      Standard Death Benefit................      1.25%            1.60%         1.60%     1.50%     1.15%
      Annual Step-Up Death Benefit..........      1.45%            1.80%         1.80%     1.70%     1.35%
      Greater of Annual Step-Up or 5% Annual
        Increase Death Benefit..............      1.60%            1.95%         1.95%     1.85%     1.50%

          Asset-Based Insurance Charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

DEATH BENEFIT:**                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
-------------------------------------------- ---------------- ----------------- --------- --------- --------
      Standard Death Benefit................      1.50%            1.85%         1.85%     1.75%     1.40%
      Annual Step-Up Death Benefit..........      1.70%            2.05%         2.05%     1.95%     1.60%
      Greater of Annual Step-Up or 5% Annual
        Increase Death Benefit..............      1.85%            2.20%         2.20%     2.10%     1.75%
      Earnings Preservation Benefit Rider(3).......................................................  0.25%

OTHER CONTRACT FEES


      Annual Contract Administrative Fee(4)........   $30

OPTIONAL BENEFIT RIDERS+


      Enhanced Death Benefit Rider (issue age 0-69)(5)........................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   0.75%
      Enhanced Death Benefit Rider (issue age 70-75)(5).......................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   0.95%
      Guaranteed Minimum Income Benefit (GMIB Plus II)(6).....................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   1.00%
      Guaranteed Minimum Income Benefit (GMIB Plus I)(6)......................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   0.80%
      Guaranteed Minimum Income Benefit (GMIB II or GMIB I)(6)................                Current Charge:   0.50%
      Guaranteed Withdrawal Benefit(7)........................................     Maximum Guaranteed Charge:   0.95%
                                                                                              Current Charge:   0.50%
      Enhanced Guaranteed Withdrawal Benefit(7)...............................     Maximum Guaranteed Charge:   1.00%
                                                                                              Current Charge:   0.55%
      Lifetime Withdrawal Guarantee II Benefit (Single Life Version)(8).......     Maximum Guaranteed Charge:   1.60%
                                                                                              Current Charge:   1.25%
      Lifetime Withdrawal Guarantee II Benefit (Joint Life Version)(8)........     Maximum Guaranteed Charge:   1.80%
                                                                                              Current Charge:   1.50%
      Lifetime Withdrawal Guarantee I Benefit (Single Life version)(8)........     Maximum Guaranteed Charge:   0.95%
                                                                                              Current Charge:   0.50%
      Lifetime Withdrawal Guarantee I Benefit (Joint Life version)(8).........     Maximum Guaranteed Charge:   1.40%
                                                                                              Current Charge:   0.70%
      Guaranteed Minimum Accumulation Benefit(9)..............................                Current Charge:   0.75%

NOTES:

*     We are waiving the Asset Based Insurance Charge in the following amounts:
      (a) 0.08% for the Subaccount investing in the Brighthouse/Wellington Large Cap Research Portfolio and (b) the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

** Please see "Optional Benefit Riders" below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the death benefit base and deducted annually from your Contract Value.

+ You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that may be elected with the Enhanced Death Benefit rider. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

(1) For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization (1.50% for the

   American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

(2) The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

(3) The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.


(4) We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. We deduct the fee for the prior Contract Year from your Contract Value on each Contract Anniversary. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.


(5) The Enhanced Death Benefit rider charge is imposed on the death benefit base annually in arrears on each Contract Anniversary (prior to taking into account any Optional Step-Up). The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base is adjusted for subsequent purchase payments and withdrawals. See "THE CONTRACTS--Enhanced Death Benefit" for a definition of the term death benefit base. If you elect an Optional Step-Up, we may increase the charge. Different charges for the Enhanced Death Benefit were in effect prior to May 4, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider" for more information.

(6) For Contracts issued in New York State only, the GMIB Plus II rider charge is 0.95%. The Guaranteed Minimum Income Benefit rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary (for GMIB Plus I and GMIB Plus II, prior to taking into account any Optional Reset/Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. If you elect an Optional Reset under GMIB Plus I or an Optional Step-Up under GMIB Plus II, we may increase the charge but the charge will not exceed the maximum charge listed in this table. Different charges for GMIB II and GMIB I were in effect prior to May 1, 2005. Different charges for GMIB Plus I were in effect prior to February 26, 2007. Different charges for GMIB Plus II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider" and "GUARANTEED INCOME BENEFITS" for more information.

(7) The Guaranteed Withdrawal Benefit rider charge is imposed on the Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Guaranteed Withdrawal Amount initially equals your purchase payments (and any applicable GWB Bonus Amount). If you elect an Optional Reset as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge applicable to the same rider, but no more than the maximum percentage of the Guaranteed Withdrawal Amount stated above. Different charges for Enhanced Guaranteed Withdrawal Benefit were in effect prior to July 16, 2007. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(8) The Lifetime Withdrawal Guarantee rider charge is imposed on the Total Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary (after applying any 7.25% Compounding Income Amount (6% in New York) and prior to taking into account any Automatic Annual Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Total Guaranteed Withdrawal Amount initially equals your initial Purchase Payments. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the charge. Different charges for LWG II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(9) The Guaranteed Minimum Accumulation Benefit Rider Charge is imposed on the Guaranteed Accumulation Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from the Asset Allocation subaccount and the EDCA Guaranteed Account. The Guaranteed Accumulation Amount equals a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected at issue. See "GUARANTEED MINIMUM ACCUMULATION BENEFIT" for more information.


     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.52%       1.25%



ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                  FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................    0.36%         0.25%      0.02%
American Funds Global Small
 Capitalization Fund.....................    0.70%         0.25%      0.04%
American Funds Growth Fund...............    0.33%         0.25%      0.02%
American Funds Growth-Income Fund........    0.26%         0.25%      0.02%
BRIGHTHOUSE FUNDS TRUST I
AB Global Dynamic Allocation
 Portfolio -- Class B....................    0.61%         0.25%      0.03%
American Funds(R) Balanced Allocation
 Portfolio -- Class C....................    0.06%         0.55%        --
American Funds(R) Growth Allocation
 Portfolio -- Class C....................    0.06%         0.55%      0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C....................    0.06%         0.55%      0.01%
AQR Global Risk Balanced Portfolio --
 Class B.................................    0.61%         0.25%      0.03%
BlackRock Global Tactical Strategies
 Portfolio -- Class B....................    0.66%         0.25%      0.02%
Brighthouse Asset Allocation 100
 Portfolio -- Class B....................    0.07%         0.25%      0.01%
Brighthouse Balanced Plus Portfolio --
 Class B.................................    0.24%         0.25%      0.01%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B.............    0.50%         0.25%      0.05%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B...........    0.56%         0.25%      0.02%
Clarion Global Real Estate Portfolio --
 Class B.................................    0.61%         0.25%      0.05%
ClearBridge Aggressive Growth
 Portfolio -- Class B....................    0.55%         0.25%      0.03%
ClearBridge Aggressive Growth
 Portfolio -- Class E+...................    0.55%         0.15%      0.03%



                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................   --          0.63%       --              0.63%
American Funds Global Small
 Capitalization Fund.....................   --          0.99%       --              0.99%
American Funds Growth Fund...............   --          0.60%       --              0.60%
American Funds Growth-Income Fund........   --          0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
AB Global Dynamic Allocation
 Portfolio -- Class B.................... 0.02%         0.91%     0.02%             0.89%
American Funds(R) Balanced Allocation
 Portfolio -- Class C.................... 0.42%         1.03%       --              1.03%
American Funds(R) Growth Allocation
 Portfolio -- Class C.................... 0.43%         1.05%       --              1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C.................... 0.40%         1.02%       --              1.02%
AQR Global Risk Balanced Portfolio --
 Class B................................. 0.06%         0.95%     0.01%             0.94%
BlackRock Global Tactical Strategies
 Portfolio -- Class B.................... 0.09%         1.02%     0.06%             0.96%
Brighthouse Asset Allocation 100
 Portfolio -- Class B.................... 0.67%         1.00%       --              1.00%
Brighthouse Balanced Plus Portfolio --
 Class B................................. 0.43%         0.93%       --              0.93%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B.............   --          0.80%     0.07%             0.73%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B...........   --          0.83%     0.04%             0.79%
Clarion Global Real Estate Portfolio --
 Class B.................................   --          0.91%       --              0.91%
ClearBridge Aggressive Growth
 Portfolio -- Class B....................   --          0.83%     0.02%             0.81%
ClearBridge Aggressive Growth
 Portfolio -- Class E+...................   --          0.73%     0.02%             0.71%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
Fidelity Institutional Asset
 Management(R) Government Income
 Portfolio -- Class B.......................    0.42%         0.25%        0.04%
Harris Oakmark International
 Portfolio -- Class B.......................    0.77%         0.25%        0.04%
Harris Oakmark International
 Portfolio -- Class E+......................    0.77%         0.15%        0.04%
Invesco Balanced-Risk Allocation
 Portfolio -- Class B.......................    0.63%         0.25%        0.03%
Invesco Small Cap Growth Portfolio --
 Class B....................................    0.85%         0.25%        0.03%
JPMorgan Global Active Allocation
 Portfolio -- Class B.......................    0.72%         0.25%        0.05%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................    0.70%         0.25%        0.08%
MetLife Multi-Index Targeted Risk
 Portfolio -- Class B.......................    0.17%         0.25%        0.01%
MFS(R) Research International
 Portfolio -- Class B.......................    0.69%         0.25%        0.05%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................    0.65%         0.25%        0.04%
Oppenheimer Global Equity Portfolio --
 Class B....................................    0.66%         0.25%        0.04%
PanAgora Global Diversified Risk
 Portfolio -- Class B.......................    0.65%         0.25%        0.16%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................    0.47%         0.25%        0.50%
PIMCO Total Return Portfolio -- Class B.....    0.48%         0.25%        0.08%
Schroders Global Multi-Asset
 Portfolio -- Class B.......................    0.64%         0.25%        0.06%
SSGA Growth and Income ETF
 Portfolio -- Class B.......................    0.31%         0.25%        0.01%
SSGA Growth ETF Portfolio -- Class B........    0.32%         0.25%        0.02%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................    0.75%         0.25%        0.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.......................    0.65%         0.25%        0.03%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class B.......................    0.79%         0.25%        0.06%
Baillie Gifford International Stock
 Portfolio -- Class E+......................    0.79%         0.15%        0.06%
BlackRock Bond Income Portfolio --
 Class B....................................    0.33%         0.25%        0.18%
BlackRock Capital Appreciation
 Portfolio -- Class B.......................    0.69%         0.25%        0.03%



                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
Fidelity Institutional Asset
 Management(R) Government Income
 Portfolio -- Class B.......................   --          0.71%       --              0.71%
Harris Oakmark International
 Portfolio -- Class B.......................   --          1.06%     0.02%             1.04%
Harris Oakmark International
 Portfolio -- Class E+......................   --          0.96%     0.02%             0.94%
Invesco Balanced-Risk Allocation
 Portfolio -- Class B....................... 0.03%         0.94%     0.03%             0.91%
Invesco Small Cap Growth Portfolio --
 Class B....................................   --          1.13%     0.02%             1.11%
JPMorgan Global Active Allocation
 Portfolio -- Class B.......................   --          1.02%     0.06%             0.96%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
MetLife Multi-Index Targeted Risk
 Portfolio -- Class B....................... 0.21%         0.64%       --              0.64%
MFS(R) Research International
 Portfolio -- Class B.......................   --          0.99%     0.10%             0.89%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................   --          0.94%     0.02%             0.92%
Oppenheimer Global Equity Portfolio --
 Class B....................................   --          0.95%     0.10%             0.85%
PanAgora Global Diversified Risk
 Portfolio -- Class B....................... 0.04%         1.10%       --              1.10%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................   --          1.22%     0.01%             1.21%
PIMCO Total Return Portfolio -- Class B.....   --          0.81%     0.03%             0.78%
Schroders Global Multi-Asset
 Portfolio -- Class B....................... 0.01%         0.96%       --              0.96%
SSGA Growth and Income ETF
 Portfolio -- Class B....................... 0.20%         0.77%       --              0.77%
SSGA Growth ETF Portfolio -- Class B........ 0.21%         0.80%       --              0.80%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.......................   --          0.93%     0.09%             0.84%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class B.......................   --          1.10%     0.12%             0.98%
Baillie Gifford International Stock
 Portfolio -- Class E+......................   --          1.00%     0.12%             0.88%
BlackRock Bond Income Portfolio --
 Class B....................................   --          0.76%       --              0.76%
BlackRock Capital Appreciation
 Portfolio -- Class B.......................   --          0.97%     0.09%             0.88%

                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                      FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
BlackRock Capital Appreciation
 Portfolio -- Class E+.......................    0.69%         0.15%      0.03%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class B........................    0.35%         0.25%      0.04%
Brighthouse Asset Allocation 20
 Portfolio -- Class B........................    0.09%         0.25%      0.03%
Brighthouse Asset Allocation 40
 Portfolio -- Class B........................    0.06%         0.25%        --
Brighthouse Asset Allocation 60
 Portfolio -- Class B........................    0.05%         0.25%        --
Brighthouse Asset Allocation 80
 Portfolio -- Class B........................    0.05%         0.25%      0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class B........................    0.82%         0.25%      0.03%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class E+.......................    0.82%         0.15%      0.03%
Brighthouse/Wellington Balanced
 Portfolio -- Class B........................    0.46%         0.25%      0.08%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class B..........    0.70%         0.25%      0.02%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class E+.........    0.70%         0.15%      0.02%
Frontier Mid Cap Growth Portfolio --
 Class B.....................................    0.71%         0.25%      0.04%
Jennison Growth Portfolio -- Class B.........    0.60%         0.25%      0.02%
Jennison Growth Portfolio -- Class E+........    0.60%         0.15%      0.02%
Loomis Sayles Small Cap Core
 Portfolio -- Class B........................    0.90%         0.25%      0.07%
Loomis Sayles Small Cap Core
 Portfolio -- Class E+.......................    0.90%         0.15%      0.07%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B........................    0.90%         0.25%      0.07%
MetLife Aggregate Bond Index
 Portfolio -- Class B........................    0.25%         0.25%      0.03%
MetLife Mid Cap Stock Index
 Portfolio -- Class B........................    0.25%         0.25%      0.04%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B.....................................    0.30%         0.25%      0.07%
MetLife Russell 2000(R) Index
 Portfolio -- Class B........................    0.25%         0.25%      0.06%
MetLife Stock Index Portfolio --
 Class B.....................................    0.25%         0.25%      0.02%
MFS(R) Total Return Portfolio -- Class B.....    0.56%         0.25%      0.05%
MFS(R) Value Portfolio -- Class B............    0.62%         0.25%      0.02%
MFS(R) Value Portfolio -- Class E+...........    0.62%         0.15%      0.02%
Neuberger Berman Genesis Portfolio --
 Class B.....................................    0.81%         0.25%      0.04%



                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------- ----------- ----------- --------------- -----------
BlackRock Capital Appreciation
 Portfolio -- Class E+.......................   --          0.87%     0.09%             0.78%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class B........................   --          0.64%     0.03%             0.61%
Brighthouse Asset Allocation 20
 Portfolio -- Class B........................ 0.57%         0.94%     0.02%             0.92%
Brighthouse Asset Allocation 40
 Portfolio -- Class B........................ 0.59%         0.90%       --              0.90%
Brighthouse Asset Allocation 60
 Portfolio -- Class B........................ 0.61%         0.91%       --              0.91%
Brighthouse Asset Allocation 80
 Portfolio -- Class B........................ 0.64%         0.95%       --              0.95%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class B........................   --          1.10%     0.05%             1.05%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class E+.......................   --          1.00%     0.05%             0.95%
Brighthouse/Wellington Balanced
 Portfolio -- Class B........................   --          0.79%       --              0.79%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class B..........   --          0.97%     0.11%             0.86%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class E+.........   --          0.87%     0.11%             0.76%
Frontier Mid Cap Growth Portfolio --
 Class B.....................................   --          1.00%     0.02%             0.98%
Jennison Growth Portfolio -- Class B.........   --          0.87%     0.08%             0.79%
Jennison Growth Portfolio -- Class E+........   --          0.77%     0.08%             0.69%
Loomis Sayles Small Cap Core
 Portfolio -- Class B........................ 0.03%         1.25%     0.08%             1.17%
Loomis Sayles Small Cap Core
 Portfolio -- Class E+....................... 0.03%         1.15%     0.08%             1.07%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B........................   --          1.22%     0.09%             1.13%
MetLife Aggregate Bond Index
 Portfolio -- Class B........................   --          0.53%     0.01%             0.52%
MetLife Mid Cap Stock Index
 Portfolio -- Class B........................ 0.01%         0.55%       --              0.55%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B..................................... 0.01%         0.63%       --              0.63%
MetLife Russell 2000(R) Index
 Portfolio -- Class B........................ 0.01%         0.57%       --              0.57%
MetLife Stock Index Portfolio --
 Class B.....................................   --          0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio -- Class B.....   --          0.86%       --              0.86%
MFS(R) Value Portfolio -- Class B............   --          0.89%     0.06%             0.83%
MFS(R) Value Portfolio -- Class E+...........   --          0.79%     0.06%             0.73%
Neuberger Berman Genesis Portfolio --
 Class B.....................................   --          1.10%     0.01%             1.09%

                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                   FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
Neuberger Berman Genesis Portfolio --
 Class E+.................................    0.81%         0.15%        0.04%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.....................    0.60%         0.25%        0.02%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.....................    0.47%         0.25%        0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B..................................    0.56%         0.25%        0.04%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class E+.................................    0.56%         0.15%        0.04%
Western Asset Management
 U.S. Government Portfolio -- Class B.....    0.47%         0.25%        0.02%
Western Asset Management
 U.S. Government Portfolio --
 Class E+.................................    0.47%         0.15%        0.02%



                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
Neuberger Berman Genesis Portfolio --
 Class E+.................................     --        1.00%     0.01%             0.99%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.....................     --        0.87%     0.05%             0.82%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.....................     --        0.75%       --              0.75%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B..................................     --        0.85%     0.06%             0.79%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class E+.................................     --        0.75%     0.06%             0.69%
Western Asset Management
 U.S. Government Portfolio -- Class B.....     --        0.74%     0.01%             0.73%
Western Asset Management
 U.S. Government Portfolio --
 Class E+.................................     --        0.64%     0.01%             0.63%


+     Class E shares of this portfolio are offered only for Contracts issued prior to May 1, 2004.



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)

     The examples assume that the Contract has (i) the Enhanced Death Benefit,
(ii) the Guaranteed Minimum Income Benefit Rider (GMIB Plus II) and assuming the maximum charge permitted on an Optional Reset of 1.50% applies in all Contract years and (iii) the Earnings Preservation Benefit.

     EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard
                                                                  --------
Class Contract for the time periods indicated. The Example also assumes that
--------------
your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,305     $2,393      $3,434      $6,391
  (b).........    $1,232     $2,180      $3,092      $5,774

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $605      $1,793      $3,034      $6,391
  (b).........     $532      $1,580      $2,692      $5,774


     EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus Class
                                                                  ------------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,564     $2,807      $4,054      $7,537
  (b).........    $1,489     $2,579      $3,675      $6,787


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $664      $2,007      $3,454      $7,537
  (b).........     $589      $1,779      $3,075      $6,787


     EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class
                                                                  -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no Withdrawal Charges apply to the C Class):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $640      $1,893      $3,194      $6,670
  (b).........     $567      $1,682      $2,857      $6,075


     EXAMPLE 4. This Example assumes that you invest $10,000 in an L Class
                                                                   -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,330     $2,365      $3,149      $6,591
  (b).........    $1,257     $2,153      $2,810      $5,990


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $630      $1,865      $3,149      $6,591
  (b).........     $557      $1,653      $2,810      $5,990

     EXAMPLE 5. This Example assumes that you invest $10,000 in an P Class
                                                                   -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,395     $2,564      $3,588      $6,309
  (b).........    $1,322     $2,351      $3,244      $5,685


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $595      $1,764      $2,988      $6,309
  (b).........     $522      $1,551      $2,644      $5,685


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

NOTES:

(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of 0.029% for the Standard Class; 0.029% for the B Plus Class; 0.030% for the C Class; 0.026% for the L Class; and 0.025% for the P Class. (See note (4) to the Variable Account Annual Expenses table.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES (Condensed Financial Information)").


                                  THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all states, and the District of Columbia. We are a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, we were a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed at least 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company is located at One Financial Center, Boston, Massachusetts 02111.



                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Any such amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Variable Account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, "Brighthouse Advisers") or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


     Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a "limited liability company". Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.


INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among the subaccounts (including the Fixed Account, with certain exceptions) as you choose at any one time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."


     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser. Also, in selecting your Eligible Funds, you should be aware that certain Eligible Funds may have similar investment objectives but differ with respect to fees and charges.


     You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Eligible Funds (including a copy of their Statements of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



ELIGIBLE FUND                   INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
-----------------------------   ------------------------------------   --------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund        Seeks as high a level of current       Capital Research and Management
                                income as is consistent with the       CompanySM
                                preservation of capital.
American Funds Global Small     Seeks long-term growth of capital.     Capital Research and Management
 Capitalization Fund                                                   CompanySM

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -----------------------------------------
American Funds Growth Fund               Seeks growth of capital.                  Capital Research and Management
                                                                                   CompanySM
American Funds Growth-Income             Seeks long-term growth of capital         Capital Research and Management
 Fund                                    and income.                               CompanySM
BRIGHTHOUSE FUNDS TRUST I
AB Global Dynamic Allocation             Seeks capital appreciation and            Brighthouse Investment Advisers, LLC
 Portfolio                               current income.                           Subadviser: AllianceBernstein L.P.
American Funds(R) Balanced               Seeks a balance between a high            Brighthouse Investment Advisers, LLC
 Allocation Portfolio                    level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
American Funds(R) Growth Allocation      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate               Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio                    of income and growth of capital, with
                                         a greater emphasis on income.
AQR Global Risk Balanced Portfolio       Seeks total return.                       Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies     Seeks capital appreciation and            Brighthouse Investment Advisers, LLC
 Portfolio                               current income.                           Subadviser: BlackRock Financial
                                                                                   Management, Inc.
Brighthouse Asset Allocation 100         Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse Balanced Plus Portfolio      Seeks a balance between a high            Brighthouse Investment Advisers, LLC
                                         level of current income and growth        Subadviser: Overlay Portion: Pacific
                                         of capital, with a greater emphasis       Investment Management Company LLC
                                         on growth of capital.
Brighthouse/Franklin Low Duration        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                  while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                         shareholders' capital.
Brighthouse/Wellington Large Cap         Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Research Portfolio                      appreciation.                             Subadviser: Wellington Management
                                                                                   Company LLP
Clarion Global Real Estate Portfolio     Seeks total return through                Brighthouse Investment Advisers, LLC
                                         investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments, LLC
Fidelity Institutional Asset             Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Management(R) Government                consistent with preservation of           Subadviser: FIAM LLC
 Income Portfolio                        principal.
Harris Oakmark International             Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Portfolio                               appreciation.                             Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation         Seeks total return.                       Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.

ELIGIBLE FUND                           INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------   --------------------------------------   -------------------------------------------
JPMorgan Global Active Allocation       Seeks capital appreciation and           Brighthouse Investment Advisers, LLC
 Portfolio                              current income.                          Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Loomis Sayles Global Markets            Seeks high total investment return       Brighthouse Investment Advisers, LLC
 Portfolio                              through a combination of capital         Subadviser: Loomis, Sayles & Company,
                                        appreciation and income.                 L.P.
MetLife Multi-Index Targeted Risk       Seeks a balance between growth of        Brighthouse Investment Advisers, LLC
 Portfolio                              capital and current income, with a       Subadviser: Overlay Portion: MetLife
                                        greater emphasis on growth of            Investment Advisors, LLC
                                        capital.
MFS(R) Research International           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: Morgan Stanley Investment
                                                                                 Management Inc.
Oppenheimer Global Equity Portfolio     Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: OppenheimerFunds, Inc.
PanAgora Global Diversified Risk        Seeks total return.                      Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: PanAgora Asset Management,
                                                                                 Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,               Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of          Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
PIMCO Total Return Portfolio            Seeks maximum total return,              Brighthouse Investment Advisers, LLC
                                        consistent with the preservation of      Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
Schroders Global Multi-Asset            Seeks capital appreciation and           Brighthouse Investment Advisers, LLC
 Portfolio                              current income.                          Subadvisers: Schroder Investment
                                                                                 Management North America Inc.; Schroder
                                                                                 Investment Management North America
                                                                                 Limited
SSGA Growth and Income ETF              Seeks growth of capital and income.      Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio               Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value          Seeks high total return by investing     Brighthouse Investment Advisers, LLC
 Portfolio                              in equity securities of mid-sized        Subadviser: Victory Capital Management
                                        companies.                               Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock     Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: Baillie Gifford Overseas
                                                                                 Limited
BlackRock Bond Income Portfolio         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
                                        primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ----------------------------------------   -----------------------------------------
BlackRock Capital Appreciation           Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond          Seeks a high level of current income       Brighthouse Investment Advisers, LLC
 Portfolio                               consistent with preservation of            Subadviser: BlackRock Advisors, LLC
                                         capital.
Brighthouse Asset Allocation 20          Seeks a high level of current income,      Brighthouse Investment Advisers, LLC
 Portfolio                               with growth of capital as a
                                         secondary objective.
Brighthouse Asset Allocation 40          Seeks high total return in the form of     Brighthouse Investment Advisers, LLC
 Portfolio                               income and growth of capital, with a
                                         greater emphasis on income.
Brighthouse Asset Allocation 60          Seeks a balance between a high             Brighthouse Investment Advisers, LLC
 Portfolio                               level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
Brighthouse Asset Allocation 80          Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value        Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Artisan Partners Limited
                                                                                    Partnership
Brighthouse/Wellington Balanced          Seeks long-term capital appreciation       Brighthouse Investment Advisers, LLC
 Portfolio                               with some current income.                  Subadviser: Wellington Management
                                                                                    Company LLP
Brighthouse/Wellington Core Equity       Seeks to provide a growing stream          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                 of income over time and,                   Subadviser: Wellington Management
                                         secondarily, long-term capital             Company LLP
                                         appreciation and current income.
Frontier Mid Cap Growth Portfolio        Seeks maximum capital                      Brighthouse Investment Advisers, LLC
                                         appreciation.                              Subadviser: Frontier Capital Management
                                                                                    Company, LLC
Jennison Growth Portfolio                Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core             Seeks long-term capital growth from        Brighthouse Investment Advisers, LLC
 Portfolio                               investments in common stocks or            Subadviser: Loomis, Sayles & Company,
                                         other equity securities.                   L.P.
Loomis Sayles Small Cap Growth           Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Loomis, Sayles & Company,
                                                                                    L.P.
MetLife Aggregate Bond Index             Seeks to track the performance of          Brighthouse Investment Advisers, LLC
 Portfolio                               the Bloomberg Barclays                     Subadviser: MetLife Investment Advisors,
                                         U.S. Aggregate Bond Index.                 LLC
MetLife Mid Cap Stock Index              Seeks to track the performance of          Brighthouse Investment Advisers, LLC
 Portfolio                               the Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.               LLC
MetLife MSCI EAFE(R) Index Portfolio     Seeks to track the performance of          Brighthouse Investment Advisers, LLC
                                         the MSCI EAFE(R) Index.                    Subadviser: MetLife Investment Advisors,
                                                                                    LLC
MetLife Russell 2000(R) Index            Seeks to track the performance of          Brighthouse Investment Advisers, LLC
 Portfolio                               the Russell 2000(R) Index.                 Subadviser: MetLife Investment Advisors,
                                                                                    LLC

ELIGIBLE FUND                          INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
------------------------------------   ---------------------------------------   -------------------------------------------
MetLife Stock Index Portfolio          Seeks to track the performance of         Brighthouse Investment Advisers, LLC
                                       the Standard & Poor's 500(R)              Subadviser: MetLife Investment Advisors,
                                       Composite Stock Price Index.              LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return            Brighthouse Investment Advisers, LLC
                                       through investment in a diversified       Subadviser: Massachusetts Financial
                                       portfolio.                                Services Company
MFS(R) Value Portfolio                 Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                       principally of capital appreciation.      Subadviser: Neuberger Berman Investment
                                                                                 Advisers LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Strategic Bond Opportunities          consistent with preservation of           Subadviser: Western Asset Management
 Portfolio                             capital.                                  Company
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio             consistent with preservation of           Subadviser: Western Asset Management
                                       capital and maintenance of liquidity.     Company

     The Eligible Funds listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


   o AB Global Dynamic Allocation Portfolio

   o AQR Global Risk Balanced Portfolio

   o BlackRock Global Tactical Strategies Portfolio

   o Brighthouse Balanced Plus Portfolio

   o Invesco Balanced Risk Allocation Portfolio

   o JPMorgan Global Active Allocation Portfolio

   o MetLife Multi-Index Targeted Risk Portfolio

   o PanAgora Global Diversified Risk Portfolio

   o Schroders Global Multi-Asset Portfolio


     Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Eligible Funds from investing in stocks or bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Eligible Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Eligible Funds may offer the potential for higher returns.

     If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Eligible Funds. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider Income Base from investment losses. Since the rider Income Base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Eligible Funds prospectuses for more information in general, as well as more information about the managed volatility strategy.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.


                                 FIXED ACCOUNT

     You may allocate purchase payments to the Fixed Account in states that have approved this option (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected, Contracts which are purchased in New York or Washington if any living benefit rider is selected). The Fixed Account is not available if the GMAB is selected. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "THE OPERATION OF THE FIXED ACCOUNT" for more information.) During annuitization, the Fixed Account is not available but a fixed payment option is available. All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.


                                 THE CONTRACTS

     We will issue the Standard Class, C Class, L Class and P Class contracts to an individual through the age of 85 in all states except New York. In New York we will issue the Standard Class to an individual through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY 0.25% FOR SUBACCOUNTS INVESTING IN THE

AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the
Contract:


STANDARD CLASS

     If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.


B PLUS CLASS

     If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year. The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments. Unless we specifically state otherwise, "purchase payments" in reference to the B Plus Class means purchase payments plus any associated bonus amounts.

     The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the Withdrawal Charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the Withdrawal Charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

     Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. The Company does not expect to receive any additional profit due to the higher charges for the B Plus Class. In addition, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with a bonus may exceed the bonus amount and any related earnings. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments"). The B Plus Class may not be appropriate for use with certain qualified plans where there may be minimal initial purchase payments submitted in the first Contract Year.

     If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.


C CLASS

     The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.


L CLASS

     The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.

P CLASS

     The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").


                                      ***

     If available, we may offer an employee version of a Standard Class or P Class Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Standard Class or P Class Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture under the same circumstances as the purchase payment credit for the B Plus Class, described above. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.


PURCHASE PAYMENTS

     Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.

   o For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or as a Roth IRA under
     Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account through debit authorization we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through our automated payment program. The minimum initial purchase payment for the selected class must still be met.

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Withdrawals.")

   o If you send your purchase payment or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

   o We will not accept purchase payments made with cash, money orders or travelers checks.

     We may limit initial and subsequent purchase payments made under a Contract (See "Restrictions on Subsequent Purchase Payments" below). Currently, the maximum total purchase payment for all Contracts is $1,000,000, without approval from us.

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.


     RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We reserve the right to reject any purchase payment and to limit future purchase payments. This means we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.

     We will notify you in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives. Current restrictions are described below.


     NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE:
     --------------------------------------------

       (1) within seven years prior to the Contract's Maturity Date for the

    Standard Class; nine years for the B Plus Class and the P Class; and three
    --------------                     -------------        -------
    years for the L Class;
                  -------

       (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91 (for joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age
    86); or

       (3) after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional riders: GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG

    II, GMAB, and the Enhanced Death Benefit (not applicable to C Class
                                                                -------
    Contracts).


     Restriction (3) does NOT apply and you may continue to make subsequent purchase payments at this time if your Contract was issued in one of the following states: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Oregon, Pennsylvania, Texas, Utah, or Washington. Additionally, if the GMIB Plus II or GMIB Plus I rider terminates (see "LIVING BENEFITS--GUARANTEED INCOME BENEFITS), or if you elected both the GMIB Plus II and Enhanced Death Benefit (see "THE CONTRACTS--Enhanced Death Benefit Rider") riders and they both terminate, the restrictions on subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent purchase payments will continue to apply.

     Notwithstanding the foregoing restrictions, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your Contract: (a) your Contract Value is below the minimum described in the "Inactive Contracts" section below; or (b) an optional living or death benefit rider charge which is assessed by canceling Accumulation Units from the Variable Account is greater than your Contract Value. In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan. Other exceptions to restrictions on subsequent purchase payments may apply, in accordance with our established administrative procedures.



TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.


ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a Contract, you may allocate your purchase payments to the subaccounts and/or the Fixed Account (subject to limitations). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four accounts. If you wish to allocate the payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.) We reserve the right to make certain changes to the Eligible Funds (see "Substitution of Investments").


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

     If you choose the GMIB Plus II, Lifetime Withdrawal Guarantee II, and/or Enhanced Death Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value as described in the "Allocation" subsection below.


     If you choose GMIB Plus I or Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the Fixed Account, BlackRock Ultra-Short Term Bond Portfolio, AB Global Dynamic Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Asset Allocation 80 Portfolio, Fidelity Institutional Asset Management(R) Government Income Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or SSGA Growth ETF Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


     If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely to one portfolio (you may participate in the EDCA program, subject to restrictions).

     ALLOCATION. If you elect GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit, you must comply with the following investment allocation restrictions.

     SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                                  ------

     (A) You must allocate:


   100% of your purchase payments or Contract Value to the Fixed Account, BlackRock Ultra-Short Term Bond Portfolio, AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse

   Asset Allocation 60 Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, and SSGA Growth and Income ETF Portfolio.


   o For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following subaccounts are also available under option (A): the American Funds Growth Allocation Portfolio, Brighthouse Asset Allocation 80 Portfolio and SSGA Growth ETF Portfolio.

     OR

     (B) You must allocate:

   o at least 30% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account;

   o up to 70% of purchase payments or Contract Value to Platform 2 subaccounts;

   o up to 15% of purchase payments or Contract Value to Platform 3 subaccounts; and

   o up to 15% of purchase payments or Contract Value to Platform 4 subaccounts.

     For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following investment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account and you may allocate up to 85% of purchase payments or Contract Value to Platform 2 subaccounts (the percentages for Platforms 3 and 4 are the same as those listed above).

     See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).

     The subaccounts in each Platform are:



PLATFORM 1 SUBACCOUNTS
---------------------------------------------------------------------------------------------------------
   American Funds Bond                                       PIMCO Inflation Protected Bond
   BlackRock Bond Income                                     MetLife Aggregate Bond Index
   BlackRock Ultra-Short Term Bond                           PIMCO Total Return
   Brighthouse/Franklin Low Duration Total Return            Western Asset Management U.S. Government
   Fidelity Institutional Asset Management(R) Government
    Income
PLATFORM 2 SUBACCOUNTS
---------------------------------------------------------------------------------------------------------
   AB Global Dynamic Allocation                              Harris Oakmark International
   American Funds Growth                                     Invesco Balanced-Risk Allocation
   American Funds Growth-Income                              Jennison Growth
   AQR Global Risk Balanced                                  MetLife Multi-Index Targeted Risk
   Baillie Gifford International Stock                       MetLife Stock Index
   BlackRock Capital Appreciation                            MFS(R) Research International
   BlackRock Global Tactical Strategies                      MFS(R) Total Return
   Brighthouse Asset Allocation 100                          MFS(R) Value
   Brighthouse Balanced Plus                                 MSCI EAFE(R) Index
   Brighthouse/Wellington Balanced                           Oppenheimer Global Equity
   Brighthouse/Wellington Core Equity Opportunities          PanAgora Global Diversified Risk
   Brighthouse/Wellington Large Cap Research                 Schroders Global Multi-Asset
   ClearBridge Aggressive Growth                             T. Rowe Price Large Cap Growth

PLATFORM 3 SUBACCOUNTS
---------------------------------------------------------------------------
   Frontier Mid Cap Growth               MetLife Mid Cap Stock Index
   Victory Sycamore Mid Cap Value        Morgan Stanley Mid Cap Growth
   Brighthouse/Artisan Mid Cap Value     T. Rowe Price Mid Cap Growth
PLATFORM 4 SUBACCOUNTS
---------------------------------------------------------------------------
   American Funds Global Small CapitalizaLoomis Sayles Small Cap Growth
   Clarion Global Real Estate            Neuberger Berman Genesis
   Invesco Small Cap Growth              MetLife Russell 2000(R) Index
   Loomis Sayles Small Cap Core          T. Rowe Price Small Cap Growth


     YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

     We determine whether a subaccount is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of a subaccount in the event that a subaccount is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Contract Value that you allocated to a subaccount before we changed its classification, unless you make a new purchase payment or request a transfer among subaccounts (other than pursuant to asset rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the subaccount changed). If you make a new purchase payment or request a transfer among subaccounts, you will be required to take the new classification into account in the allocation of your entire Contract Value. We will provide you with prior written notice of any changes in classification of subaccounts.

     Before you select a GMIB Plus II, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider, you and your financial representative should carefully consider whether the Eligible Funds available with the GMIB Plus II, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit riders meet your investment objectives and risk tolerance. See "Investments of The Variable Account" in this prospectus for information about Eligible Funds that employ a managed volatility strategy.

     REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Contract Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Contract Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Contract Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Contract Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.

     The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

     EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same subaccounts as your most recent allocations for purchase payments.

     CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us at our Annuity Administrative Office or by any other method acceptable to us, provided such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

     SUBSEQUENT PURCHASE PAYMENTS. If permitted, subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Contract Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the contract. Allocating according to (B) does not allow you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Contract will be immediately allocated according to the most recently provided allocation instructions.

     TRANSFERS. Please note that any transfer request must result in a Contract Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "THE FIXED ACCOUNT.")


PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary (see "ANNUITY PAYMENTS" for more information).

     You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits only two of which are available in any state--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. The Enhanced Death Benefit is available for an additional charge. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death. You cannot elect both the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider. After annuitization, the charges for the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider will not be assessed.

     If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.

     MULTIPLE BENEFICIARIES. Where there are multiple Beneficiaries, any guaranteed death benefit amount will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Contract Value on the day it is determined, we will apply to the Contract's Contract Value an amount equal to the difference between the death benefit payable and the Contract Value, in accordance with the current allocation of the Contract Value. The remaining death benefit amounts are held in the Variable Account (and/ or Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary document in Good Order to claim his/her death benefit. Contract Value invested in the Variable Account is subject to investment risk until we receive the necessary documentation.


STANDARD DEATH BENEFIT

     The Standard Death Benefit at any time will be the greater of:

       (1) the Contract Value; or

       (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

       (1) the Contract Value; or

       (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.


ANNUAL STEP-UP DEATH BENEFIT

     If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) total purchase payments reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or

       (3) the Highest Anniversary Value as defined below.

     On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

       (a) the Contract Value;

       (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or

       (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date. Thereafter the Highest Anniversary Value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest Anniversary will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract
   Value on the date of recalculation.

     If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.


GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

     In states where the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider if you are age 79 or younger at the effective date of your Contract. If you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider, the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) the Enhanced Death Benefit value.

     The Enhanced Death Benefit value is the greater of (a) or (b) below:

       (a) Highest Anniversary Value (as defined above for the Annual Step-Up
           -------------------------
    Death Benefit).

       (b) Annual Increase Amount: On the Issue Date, the Annual Increase
           -----------------------
    Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

          (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit value:

       (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

       (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit amount. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.


ENHANCED DEATH BENEFIT RIDER

     In states where approved, you may select the version of the Enhanced Death Benefit rider described below if you are age 75 or younger at the effective date of your Contract, you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. There may be versions of the Enhanced Death Benefit rider that vary by issue date and state availability. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. The Enhanced Death Benefit rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.

     If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) the death benefit base.

     The death benefit base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Contract Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.

     The death benefit base is the greater of (a) or (b) below:

       (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal. The percentage reduction in Contract Value is the dollar amount of the withdrawal plus any applicable Withdrawal Charges divided by the Contract Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

   The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

       (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge). However, (1) if the partial withdrawal occurs before the Contract Anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous Contract Anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.

       The Annual Increase Amount does not change after the Contract Anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

     The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Contract Value, the Annual Increase Amount is not set equal to the Contract Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Contract Value.

     For Contracts issued based on applications and necessary information received in Good Order at our Annuity Administrative Office on or before May 1, 2009, we offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that: (1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; (2) different investment allocation restrictions apply (see "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders"); and (3) different rider charges apply (see ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider").

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal income tax penalty may apply.

     OPTIONAL STEP-UP. On each Contract Anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Contract Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

     An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

     You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

     We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

     The Optional Step-Up will:

       (a) Reset the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and

       (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

     On the date of the Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

     INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit rider are restricted as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments."

     TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

       (a) The date you make a total withdrawal of your Contract Value (a pro rata portion of the rider charge will be assessed);

       (b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your Contract Value;

       (c) The date you annuitize your Contract (a pro rata portion of the rider charge will be assessed);

       (d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       (e) The date you assign your Contract (a pro rata portion of the rider charge will be assessed);

       (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

       (g) Termination of the Contract to which this rider is attached.

     Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     THE ENHANCED DEATH BENEFIT RIDER AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Annuity Payments"), or you must make a complete withdrawal of your Contract Value. Generally, once your Contract is annuitized, you are ineligible to receive the death benefit selected. However, for Contracts purchased with an Enhanced Death Benefit rider, if you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Account Value under the Contract's annuity provisions;
    or

       (2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity option rates for this Contract at the time of purchase or the current annuity option rates applicable to the class of Contract you selected. If you die before the complete return of the Death Benefit Base, your beneficiary will receive a lump sum equal to the death benefit determined at annuitization less annuity payments already paid to the Owner.

     If you fail to select one of the above options, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.

     (See Appendix F for examples of the Enhanced Death Benefit.)


EARNINGS PRESERVATION BENEFIT RIDER


     The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your financial representative whether this rider is appropriate for your needs and circumstances.


     The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.

     Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by (a)-(b) below:

       (a) is the death benefit under your Contract; and

       (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

     On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

       (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

       (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.


                               BENEFIT PERCENTAGE


ISSUE AGE                                PERCENTAGE
-------------------------------------   -----------
  Ages 69 or younger.................        40%
  Ages 70-79.........................        25%
  Ages 80 and above..................         0%

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit. You may not purchase this benefit if you are 80 years of age or older.

     WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION. AFTER ANNUITIZATION THE CHARGE WILL NOT BE ASSESSED.

OPTIONS FOR DEATH PROCEEDS

     For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). The Enhanced Death Benefit is payable only in a lump sum. (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk. Where there are multiple Beneficiaries, the Death Proceeds will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. The remaining death benefit amounts are held in the Variable Account (and/or Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary document in Good Order to claim his/her death benefit. (see "Payment on Death Prior to Annuitization--Multiple Beneficiaries" above for more information).

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in one sum, either by check or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distribution on the death of the Annuitant under tax-qualified plans. However, for the Qualified Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death.


     Please check with your financial representative regarding the availability of the following in your state.


     We may also offer a payment option, for certain Qualified Contracts and Non-Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached
70 1/2 (which may be more or less than five years after the Annuitant's death). (See "Federal Income Tax Considerations.") To the extent permitted under tax law, and in accordance with our procedures, your designated Beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified or Non-Qualified Contracts, depending on which type of Contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable Withdrawal Charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the Contract, but certain Contract provisions or programs may not be available. The beneficiary may be permitted to choose some of the optional benefits available under the contract but no optional living benefit riders are available and certain contract provisions or programs may not be available.

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.


     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.


     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

       (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

       (2) to continue the Contract under the Beneficiary Continuation provision; or

       (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation. The spouse is permitted to make additional purchase payments. The spouse is not permitted to choose any optional riders available under the contract unless the deceased spouse had previously purchased the benefit at issue of the contract.

     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds, which may include a Highest Anniversary Value and/or an Annual Increase Amount (depending on the optional benefit), are reset on the date the spouse continues the contract. If the

Contract includes both the optional Guaranteed Minimum Income Benefit Plus II and the optional Enhanced Death Benefit, the Annual Increase Amount for the optional Guaranteed Minimum Income Benefit Plus II is also reset on the date the spouse continues the Contract.

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. Additionally we will treat the absence of an election as if the Earnings Preservation Benefit had been declined. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, "Tax Status of the Contract."

     We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. We may be required to suspend the right to transfers in certain circumstances (see "THE CONTRACTS--Suspension of Payments"). You may not make a transfer to more than 18 subaccounts (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 subaccounts (including the Fixed Account) may be made by calling our Annuity Administrative Office. If you have elected the GMAB rider, no transfers are permitted while this rider is in effect except under the EDCA program (see "Guaranteed Minimum Accumulation Benefit"). If you have elected to add a GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider to your Contract, there are investment allocation restrictions, as described in the section "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."

     Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)

     During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of subaccount transfers on the level of annuity payments, see the Statement of Additional Information.

     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently we are not imposing
------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. (See "THE OPERATION OF THE FIXED ACCOUNT" and the Statement of Additional Information.)

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.


     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer.

     You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination accounts you selected under the dollar cost averaging program. Any purchase payments received after the program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments". Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. The program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     Guaranteed Account. To the extent allowed by state law, we may credit an
     -------------------
interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The minimum interest rate credited depends on the date your contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Enhanced dollar cost averaging is available for Standard Class, P Class and L Class Contracts, but is not available for B Plus Class and C Class Contracts or to purchase payments which consist of money exchanged from other contracts we or an affiliate issues. A purchase payment must be a minimum of $10,000 in order for it to be eligible for the enhanced dollar cost averaging option. A minimum of $500 must be allocated to the enhanced dollar cost averaging option. Only one dollar cost averaging program may be in effect at one time. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option

(6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6-month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).


     If you cancel your participation in the enhanced dollar cost averaging option, and your Contract was issued on or after May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the subaccounts in accordance with the percentages you have chosen for the enhanced dollar cost averaging program. If your Contract was issued prior to May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the BlackRock Ultra-Short Term Bond Subaccount unless you instruct us otherwise.

     We will also terminate the program when we receive notice of your death.


ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually, quarterly, or monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the Fixed Account is available for the asset rebalancing program. The asset rebalancing program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. If the last day of the period you select is the 29th, 30th or 31st of the month, transfers are made on the 1st day of the following month. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.


WITHDRAWALS

     Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:

   o any applicable Withdrawal Charge and

   o the Contract Administrative Fee.

     We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.

     See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans,
     -------------
or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.

   o Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     How to withdraw all or part of your Contract Value.

   o You must submit a request to our Annuity Administrative Office. (See "Requests and Elections.")

   o You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Withdrawal Charge waived. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

   o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

   o We have to receive your withdrawal request in our Annuity Administrative

     Office prior to the Maturity Date or the Contract Owner's death; provided,
                                                                      ---------
     however, that you may submit a written withdrawal request any time prior
     -------
     to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.

     We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     Amount of Withdrawal. We will base the amount of the withdrawal proceeds
     ---------------------
on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

     DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Withdrawal Charge" (if permissible under tax law). In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Payment on Death Prior to Annuitization" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw equal dollar amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly or quarterly withdrawals may be made during the 1st Contract Year. If you would like to receive your Systematic

Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.

     You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.

     The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions. If you own a Contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with a substantially equal periodic payments exception, the commencement of annuity payments under the GMIB rider if your Contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.


INACTIVE CONTRACTS

     We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years (unless otherwise specified by your state), the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA, SEP, SIMPLE or other Qualified Contract. We will not terminate this Contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any Contract that includes a Guaranteed Withdrawal Benefit Rider or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/ Income Base of the rider, or the guaranteed amount under any death benefit, is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

   o change the Beneficiary (See also, "Abandoned Property Requirements" below)

   o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

   o assign the Contract (subject to limitations)

   o change the payment option

   o exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     You may not change the ownership of your Contract without our consent. A change of ownership may terminate certain optional riders. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "FEDERAL INCOME TAX CONSIDERATIONS" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

     ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or large transfers, requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:

   o By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time


   o Through your Financial representative


   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594

   o By fax (515) 457-4301, or

   o For transfers or reallocation of future purchase payments, by Internet at www.brighthousefinancial.com

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay, we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone, by fax, or through the Internet, subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax and Internet transactions at any time in our sole discretion.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for additional information.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your financial representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.


     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Variable Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

     Cybersecurity breaches may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

     Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


                         ASSET-BASED INSURANCE CHARGE,
                     WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

   o Asset-Based Insurance Charge

   o Contract Administrative Fee

   o Withdrawal Charge

   o For Contracts with an Enhanced Death Benefit Rider, an extra fee

   o For Contracts with an Earnings Preservation Benefit Rider, an extra fee

   o For Contracts with a GMIB Rider, an extra fee

   o For Contracts with a GWB Rider, an extra fee

   o For Contracts with the GMAB Rider, an extra fee

   o Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."


ASSET-BASED INSURANCE CHARGE

     We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

     This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

     If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

     The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*


                                                                    STANDARD    B PLUS
DEATH BENEFIT**                                                       CLASS    CLASS***   C CLASS   L CLASS   P CLASS
------------------------------------------------------------------ ---------- ---------- --------- --------- --------
Standard Death Benefit............................................    1.25%      1.60%     1.60%     1.50%     1.15%
Annual Step-Up Death Benefit......................................    1.45%      1.80%     1.80%     1.70%     1.35%
Greater of Annual Step-Up or 5% Annual Increase Death Benefit.....    1.60%      1.95%     1.95%     1.85%     1.50%

----------
* We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

** See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the "death benefit base" and deducted annually from the account value.

*** The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.


     For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series.


CONTRACT ADMINISTRATIVE FEE

     The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the fee for the prior Contract Year from your Contract Value on each Contract Anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.


WITHDRAWAL CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.

     When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

     The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:


NUMBER OF COMPLETE                   STANDARD
YEARS FROM RECEIPT OF                 CLASS      B PLUS CLASS     L CLASS     P CLASS
PURCHASE PAYMENT                      CHARGE        CHARGE         CHARGE     CHARGE
---------------------------------   ---------   --------------   ---------   --------
  0..............................   7%          9%               7%          8%
  1..............................   6%          8%               6%          8%
  2..............................   6%          8%               5%          8%
  3..............................   5%          7%               0%          7%
  4..............................   4%          6%               0%          6%
  5..............................   3%          5%               0%          5%
  6..............................   2%          4%               0%          4%
  7..............................   0%          2%               0%          3%
  8..............................   0%          2%               0%          2%
  9 and thereafter...............   0%          0%               0%          0%

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.

     In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

     We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

     If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     Waiver of the Withdrawal Charge. No Withdrawal Charge will apply to the
     --------------------------------
Standard, L, P and B Plus Class:

   o On the Maturity Date or payment of the Death Proceeds.

   o If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)

   o On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.

   o On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts.")

   o If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

     We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a) or 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.


ENHANCED DEATH BENEFIT RIDER

     If you select the Enhanced Death Benefit, and you are age 0-69 at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see "THE CONTRACTS--Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up. Starting with the first Contract Anniversary, the charge is assessed for the prior Contract Year at each Contract Anniversary, before any Optional Step-Up. If you: make a full withdrawal (surrender) of your Contract Value; begin to receive annuity payments at the annuity date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract;, a pro rata portion of the Enhanced Death Benefit charge will be assessed. If an Enhanced Death Benefit rider is terminated because the Contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Contract Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect. The charge is deducted from your Contract Value pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed account in the ratio each portfolio/account bears to your total Contract Value. We take amounts from the Subaccounts by canceling Accumulation Units from the Variable Account.

     For Contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%. If you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


EARNINGS PRESERVATION BENEFIT RIDER

     If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.


GUARANTEED MINIMUM INCOME BENEFIT RIDER

     We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.

     If you select a GMIB rider, we assess a charge during the accumulation phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "LIVING BENEFITS--Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.

     The GMIB rider charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary, up to and including the Anniversary on or immediately preceding the date the rider is exercised.

     If you: make a complete withdrawal (surrender) of your Contract Value; begin to receive annuity payments; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of annuity payments, the change of Owner/Annuitant, or the assignment.

     If a GMIB rider is terminated for the following reasons, a pro rata portion of the GMIB rider charge will not be assessed: the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); because it is the 30th day following the Contract Anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I or GMIB Plus II).

     The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I), on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

     If you selected the GMIB Plus II rider with a contract issued prior to February 24, 2009, the rider charge is 0.80% (0.75% for New York) of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% (0.95% for New York) of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

     If you selected the GMIB Plus I with a contract issued prior to February 26, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

     If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT--RIDER CHARGE

     There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).

     If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.

     For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the Contract Anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)

     For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") on the Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. (See "GUARANTEED WITHDRAWAL BENEITS--Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)

     If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

     If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.

     The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.

     For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

     For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

     The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.

     For contracts issued with the Enhanced GWB rider prior to July 16, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal
Amount.

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


     If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.

     Some of the descriptions of the GWB I rider may have changed subject to state approval of an endorsement.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER

     The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary. (See "GUARANTEED MINIMUM ACCUMULATION BENEFIT.")


PREMIUM AND OTHER TAX CHARGES

     We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

     Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.


OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.


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                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or at any earlier Annuity Date you choose to annuitize) and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).

     We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or (ii) 10 years from the date of issue. If your Contract is acquired pursuant to an exchange from an old contract (see "THE CONTRACTS--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our current established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.

     Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant's death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option and/or earlier Annuity Date, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and (where permitted) the sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial withdrawal, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".


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


     In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.

     You select an annuity payment option by written request to us and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

     The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


     You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether

----------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, and federal tax law which, among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.


AMOUNT OF ANNUITY PAYMENTS

     At the Annuity Calculation Date, which is a Business Day no more than ten Business Days prior to the Maturity Date (or any earlier Annuity Date or other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, Withdrawal Charges and any applicable pro rata living benefit or death benefit rider charge) is applied toward the purchase of annuity payments. We determine the amount of variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                                LIVING BENEFITS


OVERVIEW OF LIVING BENEFIT RIDERS

     We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at Contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders--guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------

   o Guaranteed Minimum Income Benefit Plus (GMIB Plus II)

   o Guaranteed Minimum Income Benefit

     Our guaranteed income benefit riders are designed to allow you to invest your Contract Value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect to annuitize. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Contract Value at the time you annuitize. Prior to exercising the rider and annuitizing your Contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

     GMIB Plus I, GMIB II and GMIB I are not available for sale.


Guaranteed Withdrawal Benefits
------------------------------

   o Lifetime Withdrawal Guarantee (Lifetime Withdrawal Guarantee II)

   o Guaranteed Withdrawal Benefit (Enhanced GWB)

     The guaranteed withdrawal benefit riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.

     With the Lifetime Withdrawal Guarantee (LWG) riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the


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Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II for more information).

     LWG I and GWB I are not available for sale.


Guaranteed Asset Accumulation Benefit
-------------------------------------

     The Guaranteed Minimum Accumulation Benefit (GMAB) is designed to guarantee that your Contract Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted subaccounts you select.

     GMAB is not available for sale.


                           GUARANTEED INCOME BENEFITS


     At the time you buy the Contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL CONTRACT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


     There are four versions of the GMIB under this Contract:

   o GMIB Plus II

   o GMIB Plus I (formerly, the Predictor Plus)

   o GMIB II (formerly, the Predictor)

   o GMIB I

     GMIB Plus I, GMIB II and GMIB I are not available for sale.


     Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. You may not have this benefit and an LWG, GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS

     INCOME BASE AND GMIB ANNUITY PAYMENTS. Under all versions of the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR CONTRACT VALUE OR A MINIMUM RETURN FOR ANY SUBACCOUNT. For purposes of calculating the Income Base, the B Plus Class bonus credits are not included. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment). Partial annuitizations are not permitted under the GMIB riders. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

     THE GMIB RIDER CHARGE. Rider charges are 1.00% for GMIB Plus II (0.95% in New York), 0.80% for GMIB Plus I and 0.50% of the Income Base for GMIB II and GMIB I at the time the charge is assessed. For the GMIB Plus II or GMIB Plus I, we


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


reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

     For Contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the Income Base (0.75% for New
York). For Contracts issued on and after February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 1.00% of the Income Base (0.95% for New York). For Contracts issued with the version of the GMIB Plus II rider with an Annual Increase Rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

     For Contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

     If you selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base as noted above. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "LIVING BENEFITS--Guaranteed Income Benefits" for information on Optional Step-Ups.) Upon full withdrawal, annuitization change of Owner/Annuitant or assignment of the Contract, the rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge for the GMIB I and GMIB II is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003 the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).

     The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in Contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued from February 24, 2009 through May 1, 2009 in all states except New York and prior to May 1, 2009 in New York State, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued in all states except New York before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85.

     The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates.

     If you exercise the GMIB rider, your annuity payments will be the greater of:

   o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

   o the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS".)


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     If you choose not to receive annuity payments as guaranteed under the rider, you may elect any of the annuity options available under the Contract.

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax, and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

     RESTRICTIONS ON INVESTMENT ALLOCATIONS. Investment allocation restrictions apply to the GMIB Plus II and GMIB Plus I riders. (See "THE
CONTRACTS--Investment Allocation Restrictions for Certain Riders.")

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the following versions of the GMIB are restricted (as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments"): GMIB I, GMIB Plus I, and GMIB Plus II.

     RESTRICTIONS ON INVESTMENT ALLOCATIONS AND SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Plus II or GMIB Plus I rider terminates (see below), or if you elected both the GMIB Plus II and Enhanced Death Benefit (see "THE CONTRACTS--Enhanced Death Benefit Rider") riders and they both terminate, the restrictions on investment allocations and subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent purchase payments will continue to apply.

     OWNERSHIP. If the Owner is a natural person, the Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB annuity payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner or oldest Joint Owner or, if the owner is a non-natural person, the Annuitant.

     GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts"), in circumstances where, due to the 10-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Reset/Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

     Additionally, the GMIB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a Beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the Owner's death, and also prohibit payments for as long as the Beneficiary's life in certain circumstances.

     (See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II

     In states where approved, GMIB Plus II rider is available only for Owners up through age 78, and you can only elect GMIB Plus II at the time you purchase the Contract. GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.

     Income Base. The Income Base is the greater of (a) or (b) below.

       (a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest


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   Anniversary Value will be recalculated and set equal to the greater of the
   Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

       The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

       (b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issue the Contract.) Thereafter, the Annual Increase Amount is equal to (i) less
    (ii), where:

          (i) is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 5% per year through the Contract Anniversary prior to the Owner's 91st birthday and 0% thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:

              (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributed to that withdrawal (including any applicable Withdrawal Charge); or

              (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

     As described in (1) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Contract Value. This reduction may be significant, particularly when the Contract Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (2) immediately above.

     (See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)

     For Contracts issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up. Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.

     In determining GMIB Plus II annuity income, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.

     OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Contract Value. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE


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


10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF (A) MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

     An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

     You may elect either: 1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

     We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

     The Optional Step-Up:

       (1) resets the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election;

       (2) resets GMIB Plus II waiting period to the tenth Contract Anniversary following the date the Optional Step-Up took effect; and

       (3) For Contracts issued in New York State, an Optional Step-Up also resets the maximum Annual Increase Amount to 270% multiplied by the reset Annual Increase Amount (if greater than the maximum Annual Increase Amount prior to the Optional Step-Up).

       (4) may reset GMIB Plus II rider charge to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

     In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

     On the date of the Optional Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.


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     INVESTMENT ALLOCATION RESTRICTIONS. If you elect GMIB Plus II, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination subaccounts are selected in accordance with the investment allocation restrictions.

     GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that Contract Anniversary.

     By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Contract Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB Plus II payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

       (a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and

       (b) the Contract Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

     For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included.

     The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Contract Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

     The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity Contract, however, will continue, and the GMIB Plus II investment allocation and subsequent purchase payment restrictions, described above, will no longer apply.

     The Guaranteed Principal Option is not available in the State of Washington.

     EXERCISING THE GMIB PLUS II RIDER. If you exercise GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:

       (1) Life annuity with 5 years of annuity payments guaranteed.

       (2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants (who are not spouses) is greater than 10 years. (See "ANNUITY PAYMENTS.")

     Option (2) is available in New York State only if the youngest Annuitant is age 35 or older. These options are described in the Contract and the GMIB Plus II rider. Partial annuitizations are not permitted. We reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

     The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR CONTRACT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

     If you exercise GMIB Plus II, your annuity payments will be the greater of:

   o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

   o the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS.")

     If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying Contract Value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.

     If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity (see "THE CONTRACTS--Inactive Contracts"), or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

     The GMIB purchase payout rates are enhanced under the following circumstances (not applicable to Contracts issued in New York State). If:

   o you take no withdrawals prior to age 62;

   o your Contract Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

   o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).

     Alternatively, if:

   o you take no withdrawals prior to age 60;

   o your Contract Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and

   o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

     If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the Contract was continued. If the spouse elects to continue the contract and the Owner has not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

     If you choose not to receive annuity payments as guaranteed under GMIB Plus II, you may elect any of the annuity options available under the Contract.


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     TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in GMIB
Plus II rider, the GMIB Plus II will terminate upon the earliest of:

       a) The 30th day following the Contract Anniversary prior to your 91st birthday;

       b) The date you make a complete withdrawal of your Contract Value (if there is an Income Base remaining, you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);

       c) The date you elect to receive annuity payments under the Contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

       d) Death of the Owner or Joint Owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;

       e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the Contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       f) The effective date of the Guaranteed Principal Option; or

       g) The date you assign your Contract (a pro rata portion of the rider charge will be assessed).

     If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);

     we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.

     Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     When GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II subsequent purchase payment and investment allocation restrictions no longer apply. However, if you elected both the GMIB Plus II rider and the Enhanced Death Benefit rider, and only the GMIB Plus II rider has terminated, the investment allocation and subsequent purchase payment restrictions applicable to the Enhanced Death Benefit rider will continue to apply.

     (See Appendix D for examples illustrating the operation of GMIB Plus II.)

     For Contracts issued in all states except New York from February 24, 2009
     -------------------------------------------------------------------------
through May 1, 2009, the following differences apply:
--------------------

       (1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

       (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you
    (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

       (3) Different investment allocation restrictions apply. (See "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders.")

       (4) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is


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


   reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.

       (6) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

       (7) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     For Contracts issued in all states except New York before February 24,
     ----------------------------------------------------------------------
2009, differences (1) through (4) as well as (7) above apply, and the following
----
replaces differences (5) and (6):

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.
    (6) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event:
    (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

     For Contracts issued in New York State on or prior to May 1, 2009,
     -----------------------------------------------------------------
differences (1), (2) and (3) apply, the following replaces differences (4), (5) and (6), and there is an additional difference (7) and (8):

       (4) The GMIB annuity rates for ages 85-90 are the same as those for age
    84;

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.

       (6) The joint and last survivor annuity option is only available if the oldest annuitant's attained age is 55 or older.

       (7) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;

       (8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base.


DESCRIPTION OF GMIB PLUS I (FORMERLY, THE PREDICTOR PLUS)

     In states where GMIB Plus I has been approved and GMIB Plus II has not been approved, GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. We may refer to GMIB Plus I as the Predictor Plus in marketing material or other communications. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday.

     GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

       (1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter.

       (2) An "Optional Step-Up" under GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

       (3) If your Income Base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to Contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.

       (4) The Guaranteed Principal Option may be exercised on each Contract Anniversary starting with the tenth Contract Anniversary and through the contract anniversary prior to the Owner's 86th birthday.

       (5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a Class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a Class of Contract.

       (6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (7) Termination provision g) above does not apply, and

       (8) The following replaces termination provision a), above:

          The 30th day following the Contract Anniversary on or following your 85th birthday.

       (9) The following replaces termination provision d), above:

          Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract.

       (10) If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above;

          and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

          we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.

       (11) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.

       (12) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
    (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

       (13) If you elect GMIB Plus I, you are limited to allocating your purchase payments and Contract Value as described in "THE
    CONTRACTS--Investment Allocation Restrictions for Certain Riders."

     You may elect to participate in the EDCA program, provided that your destination subaccounts are one or more of the above-listed subaccounts.

     For Contracts issued before July 16, 2007, the enhanced GMIB purchase
     -----------------------------------------
payout rates described in item (12) above will not be applied.

     For Contracts issued before February 26, 2007, we offered a version of
     ---------------------------------------------
GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base (with a maximum charge of up to 1.50% upon the exercise of the Optional Reset feature). If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base. (See Appendix D for examples of the GMIB.)

     For Contracts issued before February 27, 2006, you may elect an Optional
     ---------------------------------------------
Reset under GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the Optional Resets from every third Contract Anniversary to every Contract Anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base. If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.


DESCRIPTION OF GMIB II (FORMERLY, THE PREDICTOR)

     In states where approved, GMIB II was available only for Owners up through age 75, and you can only elect GMIB II at the time you purchase the Contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday. We may refer to GMIB II as the Predictor in marketing materials or other communications.

     GMIB II is otherwise identical to GMIB Plus II, with the following exceptions:

       (1) The additional charge for GMIB II is lower (see "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider").

       (2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

          a. the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter, and

          b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

       (3) There is no Guaranteed Principal Option.

       (4) There is no Optional Reset feature.

       (5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum and GMIB payout rates are not enhanced.

       (7) The following replaces termination provision a), above:

              The 30th day following the Contract Anniversary on or following your 85th birthday.

       (8) The following replaces termination provision d), above:

       Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.

       If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above;

          and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

       we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed

       (9) The following replaces termination provision e), above:

       A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant.

       (10) Termination provisions f) and g), above, do not apply.

       (11) There are no limitations to how you may allocate your purchase payments and Contract Value among the subaccounts, and you may participate in the Dollar Cost Averaging (DCA) program.

       (12) Subsequent purchase payments are not currently restricted under the GMIB II.

     (See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I

     The GMIB I Rider is not available for sale.

     In states where approved, you could only elect GMIB I at the time you purchased the Contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

     GMIB I is identical to GMIB II, with the following exceptions:

       (1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II--Income Base", except that:

          a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;

          b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and

          c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

       (2) The following replaces termination provision d), above:

     Death of the Owner or death of the Annuitant if a non-natural person owns the Contract.

       (3) If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity or your Contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider. For more information on when we may or may not terminate your Contract, see "THE CONTRACTS--Inactive Contracts".

       (4) Subsequent purchase payments are restricted as described in "THE CONTRACTS--Restrictions on Subsequent Purchase Payments."

     We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the Contract. (See "THE CONTRACTS--Options for Death Proceeds.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this prospectus who have elected GMIB I.


                         GUARANTEED WITHDRAWAL BENEFITS

     We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this Contract:

   o Lifetime Withdrawal Guarantee II ("LWG II")

   o Lifetime Withdrawal Guarantee I ("LWG I")

   o Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

   o Guaranteed Withdrawal Benefit I ("GWB I")


     The guaranteed withdrawal benefit riders are no longer available for sale. There may be versions of each rider that vary by issue date and state availability. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.


     Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

     If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the Contract, prior to age 86. Contracts issued in New York State are subject to the following issue age requirements for the Lifetime Withdrawal Guarantee I: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses, each of whom is at least 63 years old (because of the requirement that the Contract be owned by joint owners, in New York the Joint Life Version is only available for Non-Qualified Contracts). You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS

     MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee a Contract Value or minimum return for any subaccount. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Contract Value to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II--Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge.")

     IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.

     GWB AND LWG RIDER CHARGES. If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the accumulation phase on each Contract Anniversary. The rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. The Fixed Account is not available for Contracts purchased in the state of New York if you have selected a guaranteed withdrawal benefit.

     The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Total Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. For Contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)

     For Contracts with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

     We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.

     For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

     For contracts issued with the Lifetime Withdrawal Guarantee I, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Remaining Guaranteed Withdrawal Amount") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Benefit Base") equals zero.

     WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 9% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge" and "THE CONTRACTS--Systematic Withdrawals.")

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

     TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB AND LWG RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE CONTRACT VALUE (PRIOR TO


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WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF
TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the following Guaranteed Withdrawal Benefits are restricted (as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments): GWBI, Enhanced GWB, LWG I, and LWG II.

     GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.

     Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.

     (See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II

     TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal

Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed

Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal

Amount (up to a maximum of $10,000,000) by each additional purchase payment.

For purposes of calculating the Total Guaranteed Withdrawal Amount, the B Plus

Class bonus credits are not included. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed

Withdrawal Amount in the same proportion that the entire withdrawal (including
                                                  ------
any Withdrawal Charge) reduces the Contract Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charges) reduces the Contract Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or oldest Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).

     7.25% COMPOUNDING INCOME AMOUNT. For Contracts issued in all states except New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary,


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we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed
Withdrawal Amount by an amount equal to 7.25% multiplied by the Total
Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

       6% Compounding Income Amount (New York State only). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date you reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal
    Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal
    Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

       If you elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66 , the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

     AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Owner's 91st birthday (or, for Contracts issued in New York State with the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Contract Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

     The Automatic Annual Step-Up:

   o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Contract Value on the date of the Step-Up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;

   o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older) or, for Contracts issued in New York State, if the Joint Life version was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse is at least age 63); and

   o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.

     For contracts issued before February 24, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).

     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and


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inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Annuity Administrative office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Contract Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

     For contracts issued before February 24, 2009. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.

     ANNUAL BENEFIT PAYMENT. For Contracts issued in all states except New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).

       Annual Benefit Payment (New York State only). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if you make the first withdrawal on or after the Contract Anniversary following the date you reach age 76). If you elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make the first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse reaches age
    63).


IT IS IMPORTANT TO NOTE:

   o If you take your first withdrawal before the date you reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Contract Value declines to zero. This means if your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments even if your Contract Value declines to zero due to market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.

   o If you take your first withdrawal on or after the date you reach age
     59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation, and, for Contracts issued in New York State, if you take your first withdrawal when you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or Contract


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     Value declines to zero. This means if your Remaining Guaranteed Withdrawal
     Amount and/or your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit
     Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.

   o If you take your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if you elect the Joint Life Version, if you take your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

   o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT (6% COMPOUNDING INCOME AMOUNT FOR CONTRACTS ISSUED IN NEW YORK STATE) ONCE YOU MAKE YOUR SECOND WITHDRAWAL (FIRST WITHDRAWAL FOR CONTRACTS ISSUED IN NEW YORK). HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


   o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee II and Annuitization" below)


     MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NONNATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).

     IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE CONTRACT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Contract Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO WILL TERMINATE THE CONTRACT.

     IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account


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Value. For an example of taking multiple withdrawals in this situation, see
Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment--a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."

     You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.

     REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "THE CONTRACTS--Investment Allocation Restrictions For Certain Riders". If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

     JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the Contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the Contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the Contract under the spousal continuation provisions. (See "THE CONTRACTS--Options for Death Proceeds.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the Contract and LWG II rider by the spouse will be based on the age of the Contract Owner, or oldest Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above). In situations in which a trust is both the Owner and Beneficiary of the Contract, the Joint Life version of the LWG II would not apply.

     For contracts issued prior to February 24, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)

     For Contracts issued in New York State, in order for you and your spouse to receive lifetime income, you and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State (see "Annual Benefit Payment" above).


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     CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Investment Allocation Restrictions For Certain Riders" will no longer apply. The variable annuity Contract, however, will continue.

     If you cancel the LWG II rider on the fifteenth Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Contract Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a)-(b) where:

       (a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and

       (b) is the Contract Value on the date of cancellation.

     The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. The Guaranteed Principal Adjustment will never be less than zero.

     Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.

     The Guaranteed Principal Adjustment is not available in the State of Washington.

     TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:

       (1) the date of a full withdrawal of the Contract Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

       (2) the date all of the Contract Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

       (3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Contract Value and your Contract is thereby terminated (whatever Contract Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the Contract);

       (4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the Contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;

       (5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       (6) the effective date of the cancellation of the rider;

       (7) termination of the Contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed);


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       (8) the date you assign your Contract, (a pro rata portion of the rider charge will be assessed); or.

       (9) only for Contracts issued in New York State with the Joint Life version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.

     Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.

     LIFETIME WITHDRAWAL GUARANTEE II AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Annuity Options"), or you must make a complete withdrawal of your Contract Value. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Contract Value on the Maturity Date.

     If you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Contract Value under the Contract's annuity provisions.

       (2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

       (3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

     If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your annuity payment or the Annuity Option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the LWG II rider.

     ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your Contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

     Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated


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under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the LWG II rider charge; or (3) the Contract Owner dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract, you may not make additional purchase payments under the Contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I

     In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.

     TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

     COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee

I rider, on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). We take the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b)
                                    ------
the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

     ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


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     AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the
Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current Contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the Owner's 86th birthday.

     RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit--Rider Charge").

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider, you are limited to allocating your purchase payments and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

     BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Contract Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

     The Benefit Base is equal to:

   o Your initial purchase payment, increased by the 5% GWB Bonus Amount;

   o Increased by each subsequent purchase payment, and by the 5% GWB Bonus Amount;

   o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire Contract Value to an annuity option); and

   o If a Benefit Paid from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant`s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Contract Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Contract Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

     (See Appendix E for examples of how withdrawals affect the Benefit Base.)

     ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

     MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include


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withdrawal charges for the purpose of calculating whether you have taken an
Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Contract Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Contract Value after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.

     (See Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)

     You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

     REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to

Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit

Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual

Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as excess withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution program is based on information relating to this Contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

     GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. For purposes of calculating the Guaranteed Withdrawal Amount, B Plus Class bonus credits are not included. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.

     Optional Reset. At any Contract Anniversary prior to the 86th birthday of the Owner (or the oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Contract Value is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. An Optional Reset will:

   o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Contract Value on the date of the reset;

   o Reset your Annual Benefit Payment equal to the Contract Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and

   o Reset the Enhanced GWB rider charge equal to then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


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     You may elect either a one-time Optional Reset or Automatic Annual Resets.
A one-time Optional Reset is permitted only if: (1) your Contract Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person).

     We must receive your request for a one time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing at our Annuity Administrative Office) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

     If you elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Contract Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

     In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one- time Optional Reset or reinstate Automatic Annual Resets.)

     It is possible to elect a one-time Optional Reset when the Contract Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Contract Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Contract Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a onetime Optional Reset when your Contract Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Contract Value is larger than the Guaranteed Withdrawal Amount.

     Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

     For Contracts issued prior to July 16, 2007, you may elect an Optional
     --------------------------------------------
Reset beginning with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent Contract Anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available

     CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing at our Annuity Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The Contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.

     TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:

       (1) the date you make a full withdrawal of your Contract Value;

       (2) the date you apply all of your Contract Value to an annuity option;

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       (3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Contract Value (whatever Contract Value is available will be applied to pay the annual Enhanced GWB rider charge);

       (4) the date we receive due proof of the Owner's death and a beneficiary claim form, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;

       (5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the Contract);

       (6) The effective date of cancellation of the rider; or

       (7) the termination of your Contract.

     ENHANCED GWB AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Annuity Options"), or you must make a complete withdrawal of your Contract Value.

     If you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Contract Value under the Contract's annuity provisions.

       (2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.

     If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.

     ADDITIONAL INFORMATION. If you take a full withdrawal of your Contract Value and the withdrawal does not exceed the Annual Benefit Payment, or your Contract Value is reduced to zero because you do not have a sufficient Contract Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

     If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other Contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.

     If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we


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have agreed to another payee in writing. If the Contract is a Non-Qualified
Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant , if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the Enhanced GWB rider charge; or (3) the Contract Owner or Joint Owner (or the Annuitant , if the Owner is a non-natural person) dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I

     The GWB I rider is no longer available for sale. The GWB I rider is the same as the Enhanced GWB rider described above, with the following differences:

       (1) there is no favorable treatment of required minimum distributions;

       (2) the GWB I rider charge continues even if your Benefit Base equals zero;

       (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year;

       (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%;

       (5) you do not have the ability to cancel the rider following your fifth Contract Anniversary; and

       (6) we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

     By endorsement, the GWB I rider has been enhanced so that items (1) and
(2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


                    GUARANTEED MINIMUM ACCUMULATION BENEFIT

     The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. The GMAB guarantees that your Contract Value will not be
                                                                      ---
less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Contract Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Contract Value so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation phase of your Contract.

     If you elected the GMAB rider, we require you to allocate your purchase payments and all of your Contract Value to one of three Asset Allocation
                                           ---
subaccounts available in your Contract (the Brighthouse Asset Allocation 80 Subaccount and the Brighthouse Asset Allocation 100 Subaccount are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging program, provided that your destination subaccount is the available Asset Allocation subaccount you have chosen. No transfers are permitted while this rider is in effect.

     The Asset Allocation subaccount you choose determines the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation subaccounts available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:


                                                       GUARANTEED AMOUNT
ASSET ALLOCATION                                        (% OF PURCHASE      YEARS TO RIDER
SUBACCOUNT                                                 PAYMENTS)        MATURITY DATE
---------------------------------------------------   ------------------   ---------------
   Brighthouse Asset Allocation 20 Subaccount......          130%             10 years
   Brighthouse Asset Allocation 40 Subaccount......          120%             10 years
   Brighthouse Asset Allocation 60 Subaccount......          110%             10 years

     For more information on the Asset Allocation subaccounts, please see "Investments of the Variable Account" in your contract prospectus as well as the prospectus for the Asset Allocation portfolios the subaccounts invest in.

     You may elect the GMAB rider when you purchase the Contract, up through age 80. However, you may not elect the GMAB rider if you have also elected the Enhanced Death Benefit rider, a GWB rider or a GMIB rider.

     BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your Contract that is shown on your contract schedule page (currently $5,000,000). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Contract Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

     On your Contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation subaccount you have selected. When you make a withdrawal from the Contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the total Contract Value.


EXAMPLE:

       Assume your Contract Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Contract. The withdrawal amount is 10% of the Contract Value. Therefore, after the withdrawal, your Contract Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

       The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the Contract prior to the Rider Maturity Date.

       Purchase payment bonus amounts under the B Plus Class are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

       At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your Contract's Contract Value to its Guaranteed Accumulation Amount. If the Contract Value is less than the Guaranteed Accumulation Amount, we will contribute to your Contract Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation

   Payment is allocated entirely to the Asset Allocation subaccount you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA Guaranteed Account).

       If your Contract Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Contract Value. The GMAB rider terminates at the Rider Maturity Date. We will not assess the GMAB Rider Charge after that date, and the related investment requirements and restrictions will no longer apply.

       If your Contract Value is reduced to zero for any reason other than a full withdrawal of the Contract Value or application of the entire Contract Value to an annuity option, but your Contract has a positive Guaranteed Accumulation Amount remaining, the Contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Contract Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Contract.

       Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the Contract Value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you, if you intend to make additional purchase payments after the GMAB Eligibility Period.


EXAMPLE:

       Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the Brighthouse Asset Allocation 60 Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your Contract Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

       In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the Brighthouse Asset Allocation 60 Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Contract Value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Guaranteed Minimum Accumulation Benefit are restricted as described in "THE CONTRACTS--Restrictions on Subsequent Purchase Payments."

     RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the Contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Contract Value to an annuity option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Contract under the spousal continuation provisions of the Contract.

     Once the rider is terminated, the GMAB Rider Charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

     CANCELLATION. You have a one-time right to cancel this optional benefit, to take effect on your fifth Contract Anniversary. We must receive your request in writing at our Annuity Administrative Office within the 90-day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.

GMAB RIDER CHARGE

     The GMAB Rider charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted on each Contract Anniversary from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary.

     GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS") or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) because, under tax rules, such Contracts generally require distributions to commence by the end of the calendar year following the year of the Contract Owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) of the Code ("Qualified Plans"); and

       2. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax-favored treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously was available for use in TSA Plans funded solely by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." It should be understood that should a tax-favored retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS


     Non-Natural Person. If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;


   o attributable to the taxpayer's death or disability on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs);



   o pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs);

   o to pay deductible medical expenses;

   o to pay IRS levies (and made after December 31, 1999);



   o in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000;


   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax
----------------------------------
       on the lesser of

       1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).

     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

     Partial Annuitization. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2 ) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2017, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2017. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to

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a Roth IRA is generally subject to tax, and other special rules apply. The
Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Required Minimum Distributions ("RMDs"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


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     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


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   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

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     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC ("Distributor"), for the distribution and sale of the Contracts. Prior to March 6, 2017, the distributor of the Contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

     We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

     Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.


     Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.

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     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


                       THE OPERATION OF THE FIXED ACCOUNT

     The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York if the GMIB I or GMIB II has been selected. The Fixed Account is also not available for Contracts purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected. The Fixed Account is not available if the GMIB Plus I or GMAB is selected.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state. We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your Contract or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. Currently, there is no limit; we will notify you of any such maximum allocation limit. You can also contact us or consult your financial representative for our current limits.


     Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.


CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial

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withdrawals. Special limits, however, apply to transfers involving the Fixed
Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fits your risk tolerance and time horizon. See the Statement of Additional Information.

     We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

     For more information on the Fixed Account please refer to the Statement of Additional Information.


                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and
(iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. We may reflect bonus amounts in performance relating to the B Plus Class.


YIELDS

     The current yield of the BlackRock Ultra-Short Term Bond Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a subaccount (beside the BlackRock Ultra-Short Term Bond Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


STANDARD RETURN

     The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will

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reflect the charge for GMIB I or GMIB II but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class's standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available.


NON-STANDARD RETURN

     "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class.

     We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns. To see an example of one such hypothetical illustration, refer to Appendix G.


OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS"), or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.


     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.



                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277 or telephoning 1-800-777-5897 or visiting our website at www.brighthousefinancial.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December 31, 2017 for each Sub-Account. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge, and for Contracts with the highest total Variable Account Charge. Certain Sub-Accounts are subject to a reduced Asset-Based Insurance Charge. Please see "FEE TABLE--Asset-Based Insurance Charge" for more information.
The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all Sub-Accounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.20% Variable Account charge for all Sub-Accounts except those investing in the American Funds Insurance Series, where it was 2.45%.) Charges for the optional - -Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, -these charges are not reflected in the Accumulation Unit Value. However, -purchasing an Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, -or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. - - -All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by writing Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277, or calling 1-800-777-5897, or visiting our website at www.brighthousefinancial.com.




                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........    10.245077        10.612658           99,494
   01/01/2013 to 12/31/2013........    10.612658        11.660682          143,476
   01/01/2014 to 12/31/2014........    11.660682        12.374398          143,519
   01/01/2015 to 12/31/2015........    12.374398        12.303765          121,562
   01/01/2016 to 12/31/2016........    12.303765        12.600455          121,323
   01/01/2017 to 12/31/2017........    12.600455        14.153147          114,574
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.996884         1.042205           33,704
   01/01/2015 to 12/31/2015........     1.042205         1.020154          198,970
   01/01/2016 to 12/31/2016........     1.020154         1.028607           87,911
   01/01/2017 to 12/31/2017........     1.028607         1.174371           69,856
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.008739         7.023763        2,139,300
   01/01/2009 to 12/31/2009........     7.023763         8.979691        5,447,997
   01/01/2010 to 12/31/2010........     8.979691         9.956569        6,349,814
   01/01/2011 to 12/31/2011........     9.956569         9.633560        6,081,118
   01/01/2012 to 12/31/2012........     9.633560        10.811188        5,926,671
   01/01/2013 to 12/31/2013........    10.811188        12.668216        5,747,514
   01/01/2014 to 12/31/2014........    12.668216        13.280924        5,578,046
   01/01/2015 to 12/31/2015........    13.280924        13.036447        5,027,603
   01/01/2016 to 12/31/2016........    13.036447        13.893859        4,908,250
   01/01/2017 to 12/31/2017........    13.893859        16.050748        4,174,666
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.998740         6.370796        5,674,388
   01/01/2009 to 12/31/2009........     6.370796         8.441748       10,182,097
   01/01/2010 to 12/31/2010........     8.441748         9.470459       10,163,815
   01/01/2011 to 12/31/2011........     9.470459         8.919288       10,183,069
   01/01/2012 to 12/31/2012........     8.919288        10.241451       10,252,599
   01/01/2013 to 12/31/2013........    10.241451        12.666401        9,778,006
   01/01/2014 to 12/31/2014........    12.666401        13.321420        9,478,419
   01/01/2015 to 12/31/2015........    13.321420        13.069581        9,325,013
   01/01/2016 to 12/31/2016........    13.069581        14.077608        8,817,199
   01/01/2017 to 12/31/2017........    14.077608        16.887826        8,157,702

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.018739         7.698627        1,998,760
   01/01/2009 to 12/31/2009........     7.698627         9.391199        5,262,900
   01/01/2010 to 12/31/2010........     9.391199        10.203579        5,362,969
   01/01/2011 to 12/31/2011........    10.203579        10.106437        5,211,389
   01/01/2012 to 12/31/2012........    10.106437        11.073144        5,176,856
   01/01/2013 to 12/31/2013........    11.073144        12.426563        4,759,332
   01/01/2014 to 12/31/2014........    12.426563        13.033156        4,466,552
   01/01/2015 to 12/31/2015........    13.033156        12.790600        4,064,771
   01/01/2016 to 12/31/2016........    12.790600        13.531106        3,532,613
   01/01/2017 to 12/31/2017........    13.531106        15.111057        3,052,405
AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012........    11.182316        11.610367          340,839
   01/01/2013 to 12/31/2013........    11.610367        11.088377          484,457
   01/01/2014 to 12/31/2014........    11.088377        11.399800          587,128
   01/01/2015 to 12/31/2015........    11.399800        10.190616          436,764
   01/01/2016 to 12/31/2016........    10.190616        10.976834          330,124
   01/01/2017 to 12/31/2017........    10.976834        11.915366          252,633
Baillie Gifford International Stock Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     2.030547         1.119223        7,948,500
   01/01/2009 to 12/31/2009........     1.119223         1.348577        9,683,460
   01/01/2010 to 12/31/2010........     1.348577         1.424628        8,787,565
   01/01/2011 to 12/31/2011........     1.424628         1.124830        8,283,177
   01/01/2012 to 12/31/2012........     1.124830         1.327252        8,407,953
   01/01/2013 to 12/31/2013........     1.327252         1.510696        7,621,829
   01/01/2014 to 12/31/2014........     1.510696         1.443494        7,049,990
   01/01/2015 to 12/31/2015........     1.443494         1.396024        6,212,560
   01/01/2016 to 12/31/2016........     1.396024         1.449763        5,264,901
   01/01/2017 to 12/31/2017........     1.449763         1.933281        3,895,627
Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     2.061892         1.137322        7,170,716
   01/01/2009 to 12/31/2009........     1.137322         1.371249        7,152,856
   01/01/2010 to 12/31/2010........     1.371249         1.450971        6,470,512
   01/01/2011 to 12/31/2011........     1.450971         1.147816        5,957,099
   01/01/2012 to 12/31/2012........     1.147816         1.354683        5,681,855
   01/01/2013 to 12/31/2013........     1.354683         1.544047        5,098,648
   01/01/2014 to 12/31/2014........     1.544047         1.477661        4,493,848
   01/01/2015 to 12/31/2015........     1.477661         1.429406        3,967,959
   01/01/2016 to 12/31/2016........     1.429406         1.487123        3,671,423
   01/01/2017 to 12/31/2017........     1.487123         1.983518        3,294,943
BlackRock Bond Income Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     5.154892         4.909032        5,787,885
   01/01/2009 to 12/31/2009........     4.909032         5.298563        5,471,023
   01/01/2010 to 12/31/2010........     5.298563         5.660638        5,566,268
   01/01/2011 to 12/31/2011........     5.660638         5.948863        4,946,245
   01/01/2012 to 12/31/2012........     5.948863         6.308687        4,466,716
   01/01/2013 to 12/31/2013........     6.308687         6.173709        4,298,493
   01/01/2014 to 12/31/2014........     6.173709         6.518726        4,060,774
   01/01/2015 to 12/31/2015........     6.518726         6.466149        3,838,494
   01/01/2016 to 12/31/2016........     6.466149         6.575377        3,519,525
   01/01/2017 to 12/31/2017........     6.575377         6.750567        3,501,854
BlackRock Capital Appreciation Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     3.307992         2.070212        1,395,870
   01/01/2009 to 12/31/2009........     2.070212         2.793630        2,080,167
   01/01/2010 to 12/31/2010........     2.793630         3.299377        1,933,195
   01/01/2011 to 12/31/2011........     3.299377         2.963107        1,764,552
   01/01/2012 to 12/31/2012........     2.963107         3.341252        1,950,381
   01/01/2013 to 12/31/2013........     3.341252         4.422887        1,558,612
   01/01/2014 to 12/31/2014........     4.422887         4.749905        1,361,687
   01/01/2015 to 12/31/2015........     4.749905         4.977848        1,234,921
   01/01/2016 to 12/31/2016........     4.977848         4.913629        1,176,968
   01/01/2017 to 12/31/2017........     4.913629         6.488326        1,005,060
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that FI Large Cap
Sub-Account)
   01/01/2008 to 12/31/2008........    18.191648         9.899608           21,313
   01/01/2009 to 05/01/2009........     9.899608        10.339751                0

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
BlackRock Capital Appreciation Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     3.342657         2.093982        3,054,506
   01/01/2009 to 12/31/2009........     2.093982         2.828166        2,730,728
   01/01/2010 to 12/31/2010........     2.828166         3.344473        2,486,429
   01/01/2011 to 12/31/2011........     3.344473         3.006641        2,215,464
   01/01/2012 to 12/31/2012........     3.006641         3.393381        2,027,004
   01/01/2013 to 12/31/2013........     3.393381         4.496664        1,734,880
   01/01/2014 to 12/31/2014........     4.496664         4.833952        1,521,927
   01/01/2015 to 12/31/2015........     4.833952         5.070488        1,335,675
   01/01/2016 to 12/31/2016........     5.070488         5.009630        1,211,739
   01/01/2017 to 12/31/2017........     5.009630         6.623118        1,036,355
BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     9.999413        10.340549          230,100
   01/01/2013 to 12/31/2013........    10.340549        11.276079          235,400
   01/01/2014 to 12/31/2014........    11.276079        11.806595          282,156
   01/01/2015 to 12/31/2015........    11.806595        11.658919          297,646
   01/01/2016 to 12/31/2016........    11.658919        12.036352          241,365
   01/01/2017 to 12/31/2017........    12.036352        13.482653          220,001
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     2.509184         2.544886       13,450,403
   01/01/2009 to 12/31/2009........     2.544886         2.522157       12,458,522
   01/01/2010 to 12/31/2010........     2.522157         2.493317        9,891,974
   01/01/2011 to 12/31/2011........     2.493317         2.464885        8,545,366
   01/01/2012 to 12/31/2012........     2.464885         2.436547        7,514,649
   01/01/2013 to 12/31/2013........     2.436547         2.408686        6,627,268
   01/01/2014 to 12/31/2014........     2.408686         2.381144        5,245,413
   01/01/2015 to 12/31/2015........     2.381144         2.353917        4,688,373
   01/01/2016 to 12/31/2016........     2.353917         2.329610        3,970,654
   01/01/2017 to 12/31/2017........     2.329610         2.317660        3,284,297
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife Aggressive
Allocation Sub-Account)
   01/01/2008 to 12/31/2008........    13.036832         7.674550          762,897
   01/01/2009 to 12/31/2009........     7.674550         9.975845          884,467
   01/01/2010 to 12/31/2010........     9.975845        11.409204          905,435
   01/01/2011 to 04/29/2011........    11.409204        12.381697                0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
   05/02/2011 to 12/31/2011........    12.344913        10.590019          844,841
   01/01/2012 to 12/31/2012........    10.590019        12.220931          764,602
   01/01/2013 to 12/31/2013........    12.220931        15.646021          737,347
   01/01/2014 to 12/31/2014........    15.646021        16.254190          687,545
   01/01/2015 to 12/31/2015........    16.254190        15.745666          650,149
   01/01/2016 to 12/31/2016........    15.745666        16.963146          519,323
   01/01/2017 to 12/31/2017........    16.963146        20.615722          502,487
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    11.377287         9.628698          792,455
   01/01/2009 to 12/31/2009........     9.628698        11.472322        1,541,408
   01/01/2010 to 12/31/2010........    11.472322        12.481166        2,022,129
   01/01/2011 to 12/31/2011........    12.481166        12.740046        2,118,894
   01/01/2012 to 12/31/2012........    12.740046        13.749661        2,448,576
   01/01/2013 to 12/31/2013........    13.749661        14.175030        1,830,066
   01/01/2014 to 12/31/2014........    14.175030        14.639587        1,630,842
   01/01/2015 to 12/31/2015........    14.639587        14.387457        1,467,789
   01/01/2016 to 12/31/2016........    14.387457        14.867256        1,357,420
   01/01/2017 to 12/31/2017........    14.867256        15.716601        1,296,258
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    11.807528         9.151441        2,651,607
   01/01/2009 to 12/31/2009........     9.151441        11.188809        3,381,292
   01/01/2010 to 12/31/2010........    11.188809        12.335830        3,289,556
   01/01/2011 to 12/31/2011........    12.335830        12.322980        3,314,000
   01/01/2012 to 12/31/2012........    12.322980        13.577549        3,101,112
   01/01/2013 to 12/31/2013........    13.577549        14.888679        3,206,416
   01/01/2014 to 12/31/2014........    14.888679        15.443530        3,010,747
   01/01/2015 to 12/31/2015........    15.443530        15.103089        2,519,431
   01/01/2016 to 12/31/2016........    15.103089        15.839322        2,275,974
   01/01/2017 to 12/31/2017........    15.839322        17.325129        1,935,049

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    12.278437         8.662263        9,916,917
   01/01/2009 to 12/31/2009........     8.662263        10.835069       11,983,668
   01/01/2010 to 12/31/2010........    10.835069        12.122005       12,357,965
   01/01/2011 to 12/31/2011........    12.122005        11.819644       11,964,748
   01/01/2012 to 12/31/2012........    11.819644        13.230887       11,600,585
   01/01/2013 to 12/31/2013........    13.230887        15.431890       10,977,627
   01/01/2014 to 12/31/2014........    15.431890        16.025911        9,889,349
   01/01/2015 to 12/31/2015........    16.025911        15.641820        8,645,944
   01/01/2016 to 12/31/2016........    15.641820        16.561647        7,788,940
   01/01/2017 to 12/31/2017........    16.561647        18.784711        6,910,846
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that Met/Franklin
Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998740         7.045771          385,070
   01/01/2009 to 12/31/2009........     7.045771         8.953873          738,878
   01/01/2010 to 12/31/2010........     8.953873         9.740721          812,459
   01/01/2011 to 12/31/2011........     9.740721         9.460054          808,468
   01/01/2012 to 12/31/2012........     9.460054        10.859140          730,212
   01/01/2013 to 04/26/2013........    10.859140        11.699736                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife Growth
Strategy Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    11.775792        13.445827          736,874
   01/01/2014 to 04/25/2014........    13.445827        13.402058                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    12.741993         8.172701       18,895,032
   01/01/2009 to 12/31/2009........     8.172701        10.429826       20,623,462
   01/01/2010 to 12/31/2010........    10.429826        11.826184       19,173,594
   01/01/2011 to 12/31/2011........    11.826184        11.250245       18,328,419
   01/01/2012 to 12/31/2012........    11.250245        12.832094       17,737,906
   01/01/2013 to 12/31/2013........    12.832094        15.769380       17,178,534
   01/01/2014 to 12/31/2014........    15.769380        16.403965       16,587,505
   01/01/2015 to 12/31/2015........    16.403965        15.941352       15,573,435
   01/01/2016 to 12/31/2016........    15.941352        17.041972       14,203,137
   01/01/2017 to 12/31/2017........    17.041972        20.075873       12,801,789
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
   04/30/2012 to 12/31/2012........    10.026427        10.509204          134,455
   01/01/2013 to 12/31/2013........    10.509204        11.881081          417,368
   01/01/2014 to 12/31/2014........    11.881081        12.878440          616,538
   01/01/2015 to 12/31/2015........    12.878440        12.210800          560,234
   01/01/2016 to 12/31/2016........    12.210800        13.080921          510,784
   01/01/2017 to 12/31/2017........    13.080921        15.302465          520,765
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
   01/01/2008 to 12/31/2008........     3.718169         1.979894        4,563,854
   01/01/2009 to 12/31/2009........     1.979894         2.763609        4,591,313
   01/01/2010 to 12/31/2010........     2.763609         3.135268        4,256,470
   01/01/2011 to 12/31/2011........     3.135268         3.300660        3,793,319
   01/01/2012 to 12/31/2012........     3.300660         3.640603        3,563,500
   01/01/2013 to 12/31/2013........     3.640603         4.912939        3,198,634
   01/01/2014 to 12/31/2014........     4.912939         4.938067        2,880,449
   01/01/2015 to 12/31/2015........     4.938067         4.409803        2,656,832
   01/01/2016 to 12/31/2016........     4.409803         5.346870        2,448,725
   01/01/2017 to 12/31/2017........     5.346870         5.948711        2,215,329
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
   01/01/2008 to 12/31/2008........     3.804158         2.027693        9,689,704
   01/01/2009 to 12/31/2009........     2.027693         2.833091        8,769,675
   01/01/2010 to 12/31/2010........     2.833091         3.217247        7,915,072
   01/01/2011 to 12/31/2011........     3.217247         3.390385        6,845,528
   01/01/2012 to 12/31/2012........     3.390385         3.743338        5,952,725
   01/01/2013 to 12/31/2013........     3.743338         5.056777        4,962,122
   01/01/2014 to 12/31/2014........     5.056777         5.087679        4,072,400
   01/01/2015 to 12/31/2015........     5.087679         4.547864        3,710,734
   01/01/2016 to 12/31/2016........     4.547864         5.519915        3,411,728
   01/01/2017 to 12/31/2017........     5.519915         6.147502        2,991,019
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
   05/02/2011 to 12/31/2011........     9.988425         9.783548           42,984
   01/01/2012 to 12/31/2012........     9.783548        10.096437           68,595
   01/01/2013 to 12/31/2013........    10.096437        10.096845          264,062
   01/01/2014 to 12/31/2014........    10.096845        10.086975          291,379
   01/01/2015 to 12/31/2015........    10.086975         9.909568          255,959
   01/01/2016 to 12/31/2016........     9.909568        10.103215          229,576
   01/01/2017 to 12/31/2017........    10.103215        10.121009          199,637

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    46.176288        34.251139           49,567
   01/01/2009 to 12/31/2009........    34.251139        39.615952           48,916
   01/01/2010 to 12/31/2010........    39.615952        42.810934           52,682
   01/01/2011 to 12/31/2011........    42.810934        43.841347           52,369
   01/01/2012 to 12/31/2012........    43.841347        48.584846           48,363
   01/01/2013 to 12/31/2013........    48.584846        57.768102           46,155
   01/01/2014 to 12/31/2014........    57.768102        62.978423           36,121
   01/01/2015 to 12/31/2015........    62.978423        63.686941           37,501
   01/01/2016 to 12/31/2016........    63.686941        67.202813           66,471
   01/01/2017 to 12/31/2017........    67.202813        76.303804           72,959
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account (Class B))
   01/01/2008 to 12/31/2008........     3.998279         2.390441       13,943,753
   01/01/2009 to 12/31/2009........     2.390441         3.111053       16,190,594
   01/01/2010 to 12/31/2010........     3.111053         3.435676       15,390,850
   01/01/2011 to 12/31/2011........     3.435676         3.251478       14,428,600
   01/01/2012 to 12/31/2012........     3.251478         3.619636       13,442,678
   01/01/2013 to 12/31/2013........     3.619636         4.771904       12,073,111
   01/01/2014 to 12/31/2014........     4.771904         5.205753       10,316,787
   01/01/2015 to 12/31/2015........     5.205753         5.256443        8,900,843
   01/01/2016 to 12/31/2016........     5.256443         5.562964        7,655,650
   01/01/2017 to 12/31/2017........     5.562964         6.533945        6,613,023
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account (Class E))
   01/01/2008 to 12/31/2008........     4.045854         2.421367       11,828,331
   01/01/2009 to 12/31/2009........     2.421367         3.155534       10,957,471
   01/01/2010 to 12/31/2010........     3.155534         3.488089       10,226,156
   01/01/2011 to 12/31/2011........     3.488089         3.304179        9,157,539
   01/01/2012 to 12/31/2012........     3.304179         3.681063        8,265,423
   01/01/2013 to 12/31/2013........     3.681063         4.859065        7,131,094
   01/01/2014 to 12/31/2014........     4.859065         5.305304        5,788,282
   01/01/2015 to 12/31/2015........     5.305304         5.363514        5,044,365
   01/01/2016 to 12/31/2016........     5.363514         5.681410        4,572,849
   01/01/2017 to 12/31/2017........     5.681410         6.679271        3,976,541
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research Sub-Account (Class B))
   01/01/2008 to 12/31/2008........     8.375437         5.190547          508,205
   01/01/2009 to 12/31/2009........     5.190547         6.116214          651,374
   01/01/2010 to 12/31/2010........     6.116214         6.799357          650,958
   01/01/2011 to 12/31/2011........     6.799357         6.738930          635,085
   01/01/2012 to 12/31/2012........     6.738930         7.554984          615,818
   01/01/2013 to 12/31/2013........     7.554984        10.029034          561,010
   01/01/2014 to 12/31/2014........    10.029034        11.253303          523,862
   01/01/2015 to 12/31/2015........    11.253303        11.624575          461,018
   01/01/2016 to 12/31/2016........    11.624575        12.442880          435,992
   01/01/2017 to 12/31/2017........    12.442880        14.999758          393,428
Clarion Global Real Estate Sub-Account
   01/01/2008 to 12/31/2008........    16.451894         9.485788        2,056,888
   01/01/2009 to 12/31/2009........     9.485788        12.634529        2,157,734
   01/01/2010 to 12/31/2010........    12.634529        14.501833        1,932,568
   01/01/2011 to 12/31/2011........    14.501833        13.535474        1,738,076
   01/01/2012 to 12/31/2012........    13.535474        16.857347        1,628,498
   01/01/2013 to 12/31/2013........    16.857347        17.255471        1,563,157
   01/01/2014 to 12/31/2014........    17.255471        19.321328        1,425,219
   01/01/2015 to 12/31/2015........    19.321328        18.832715        1,272,812
   01/01/2016 to 12/31/2016........    18.832715        18.780048        1,073,082
   01/01/2017 to 12/31/2017........    18.780048        20.560829          949,535
ClearBridge Aggressive Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     0.805523         0.485322        3,438,939
   01/01/2009 to 12/31/2009........     0.485322         0.637914        3,391,763
   01/01/2010 to 12/31/2010........     0.637914         0.780628        3,752,180
   01/01/2011 to 12/31/2011........     0.780628         0.796782        3,431,654
   01/01/2012 to 12/31/2012........     0.796782         0.933397        4,177,761
   01/01/2013 to 12/31/2013........     0.933397         1.343504        6,346,973
   01/01/2014 to 12/31/2014........     1.343504         1.579066       16,138,498
   01/01/2015 to 12/31/2015........     1.579066         1.498003       16,008,296
   01/01/2016 to 12/31/2016........     1.498003         1.520570       13,006,488
   01/01/2017 to 12/31/2017........     1.520570         1.779947       10,676,335

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
   01/01/2008 to 12/31/2008........   190.818735       109.412134           70,483
   01/01/2009 to 12/31/2009........   109.412134       154.513021          109,518
   01/01/2010 to 12/31/2010........   154.513021       167.100753          101,151
   01/01/2011 to 12/31/2011........   167.100753       152.730026           89,343
   01/01/2012 to 12/31/2012........   152.730026       184.967587           82,277
   01/01/2013 to 12/31/2013........   184.967587       235.488419           70,607
   01/01/2014 to 04/25/2014........   235.488419       245.408811                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
Mason Value Equity Sub-Account (Class B))
   01/01/2008 to 12/31/2008........     9.508568         4.265892          114,583
   01/01/2009 to 12/31/2009........     4.265892         5.818360          124,340
   01/01/2010 to 12/31/2010........     5.818360         6.173739          113,568
   01/01/2011 to 04/29/2011........     6.173739         6.569951                0
ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........     0.664107         0.603415        5,224,014
   01/01/2012 to 12/31/2012........     0.603415         0.707228        4,626,180
   01/01/2013 to 12/31/2013........     0.707228         1.019695        4,275,413
   01/01/2014 to 12/31/2014........     1.019695         1.199007        5,305,049
   01/01/2015 to 12/31/2015........     1.199007         1.138046        4,993,420
   01/01/2016 to 12/31/2016........     1.138046         1.156946        4,753,687
   01/01/2017 to 12/31/2017........     1.156946         1.355840        4,116,700
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
Mason Value Equity Sub-Account (Class E))
   01/01/2008 to 12/31/2008........     0.960042         0.431079        4,302,123
   01/01/2009 to 12/31/2009........     0.431079         0.587925        4,108,673
   01/01/2010 to 12/31/2010........     0.587925         0.624066        3,942,076
   01/01/2011 to 04/29/2011........     0.624066         0.664170                0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    52.991867        28.371329           88,238
   01/01/2009 to 12/31/2009........    28.371329        41.807049          113,098
   01/01/2010 to 12/31/2010........    41.807049        47.526146           96,932
   01/01/2011 to 12/31/2011........    47.526146        45.459426           91,328
   01/01/2012 to 12/31/2012........    45.459426        49.741859           89,237
   01/01/2013 to 12/31/2013........    49.741859        65.122115           80,346
   01/01/2014 to 12/31/2014........    65.122115        71.379172           67,594
   01/01/2015 to 12/31/2015........    71.379172        72.400642           62,685
   01/01/2016 to 12/31/2016........    72.400642        75.264286           62,212
   01/01/2017 to 12/31/2017........    75.264286        92.959307           50,270
Harris Oakmark International Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     1.980184         1.157172       20,184,851
   01/01/2009 to 12/31/2009........     1.157172         1.773824       19,792,655
   01/01/2010 to 12/31/2010........     1.773824         2.041480       19,526,650
   01/01/2011 to 12/31/2011........     2.041480         1.730480       19,922,850
   01/01/2012 to 12/31/2012........     1.730480         2.210992       19,008,139
   01/01/2013 to 12/31/2013........     2.210992         2.852131       17,989,537
   01/01/2014 to 12/31/2014........     2.852131         2.656271       17,077,648
   01/01/2015 to 12/31/2015........     2.656271         2.507159       16,259,221
   01/01/2016 to 12/31/2016........     2.507159         2.681175       14,767,445
   01/01/2017 to 12/31/2017........     2.681175         3.457129       12,260,814
Harris Oakmark International Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     1.992066         1.165262        2,773,250
   01/01/2009 to 12/31/2009........     1.165262         1.788581        2,513,838
   01/01/2010 to 12/31/2010........     1.788581         2.059983        2,360,210
   01/01/2011 to 12/31/2011........     2.059983         1.748928        2,304,971
   01/01/2012 to 12/31/2012........     1.748928         2.234895        1,977,106
   01/01/2013 to 12/31/2013........     2.234895         2.886460        1,810,363
   01/01/2014 to 12/31/2014........     2.886460         2.691791        1,582,003
   01/01/2015 to 12/31/2015........     2.691791         2.542495        1,372,880
   01/01/2016 to 12/31/2016........     2.542495         2.722288        1,295,754
   01/01/2017 to 12/31/2017........     2.722288         3.512722        1,296,215
Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.010755         1.049792        2,453,823
   01/01/2013 to 12/31/2013........     1.049792         1.057101        1,846,638
   01/01/2014 to 12/31/2014........     1.057101         1.103334        2,527,356
   01/01/2015 to 12/31/2015........     1.103334         1.044856        2,051,711
   01/01/2016 to 12/31/2016........     1.044856         1.153930        2,352,337
   01/01/2017 to 12/31/2017........     1.153930         1.254851        1,845,388

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Invesco Small Cap Growth Sub-account
   01/01/2008 to 12/31/2008........     1.628351         0.986272        2,237,821
   01/01/2009 to 12/31/2009........     0.986272         1.304737        2,219,860
   01/01/2010 to 12/31/2010........     1.304737         1.627539        1,903,533
   01/01/2011 to 12/31/2011........     1.627539         1.591574        1,733,598
   01/01/2012 to 12/31/2012........     1.591574         1.860107        1,820,244
   01/01/2013 to 12/31/2013........     1.860107         2.577615        1,685,344
   01/01/2014 to 12/31/2014........     2.577615         2.749723        1,646,707
   01/01/2015 to 12/31/2015........     2.749723         2.671809        1,263,866
   01/01/2016 to 12/31/2016........     2.671809         2.943276        1,154,799
   01/01/2017 to 12/31/2017........     2.943276         3.646804        1,000,128
Jennison Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     0.553280         0.347050        1,270,553
   01/01/2009 to 12/31/2009........     0.347050         0.478815        3,406,704
   01/01/2010 to 12/31/2010........     0.478815         0.526895        3,728,902
   01/01/2011 to 12/31/2011........     0.526895         0.522037        4,698,221
   01/01/2012 to 12/31/2012........     0.522037         0.596318        9,104,119
   01/01/2013 to 12/31/2013........     0.596318         0.806037        7,543,557
   01/01/2014 to 12/31/2014........     0.806037         0.866489        6,885,962
   01/01/2015 to 12/31/2015........     0.866489         0.946861        6,508,237
   01/01/2016 to 12/31/2016........     0.946861         0.934819        5,847,551
   01/01/2017 to 12/31/2017........     0.934819         1.265993        4,238,290
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2008 to 12/31/2008........    10.499744         5.611086          222,689
   01/01/2009 to 12/31/2009........     5.611086         7.971071          276,528
   01/01/2010 to 12/31/2010........     7.971071         8.620409          253,624
   01/01/2011 to 12/31/2011........     8.620409         8.404385          230,490
   01/01/2012 to 04/27/2012........     8.404385         9.462599                0
Jennison Growth Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     0.555641         0.348382        2,346,588
   01/01/2009 to 12/31/2009........     0.348382         0.481750        2,510,651
   01/01/2010 to 12/31/2010........     0.481750         0.530733        2,481,292
   01/01/2011 to 12/31/2011........     0.530733         0.526288        2,433,704
   01/01/2012 to 12/31/2012........     0.526288         0.601288        2,900,310
   01/01/2013 to 12/31/2013........     0.601288         0.813772        2,351,047
   01/01/2014 to 12/31/2014........     0.813772         0.875720        2,117,452
   01/01/2015 to 12/31/2015........     0.875720         0.958032        1,569,240
   01/01/2016 to 12/31/2016........     0.958032         0.946952        1,468,315
   01/01/2017 to 12/31/2017........     0.946952         1.283670        1,274,132
JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.012809         1.051842          295,712
   01/01/2013 to 12/31/2013........     1.051842         1.154057        1,199,890
   01/01/2014 to 12/31/2014........     1.154057         1.220445        1,584,843
   01/01/2015 to 12/31/2015........     1.220445         1.217280        1,724,674
   01/01/2016 to 12/31/2016........     1.217280         1.238294        1,599,728
   01/01/2017 to 12/31/2017........     1.238294         1.428084        1,701,035
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.185557        14.515793          124,802
   01/01/2014 to 12/31/2014........    14.515793        14.847351          110,411
   01/01/2015 to 12/31/2015........    14.847351        14.857789          111,373
   01/01/2016 to 12/31/2016........    14.857789        15.389559          101,749
   01/01/2017 to 12/31/2017........    15.389559        18.708577           94,301
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998740         8.000140           17,561
   01/01/2009 to 12/31/2009........     8.000140        10.109506          128,691
   01/01/2010 to 12/31/2010........    10.109506        11.175256          201,272
   01/01/2011 to 12/31/2011........    11.175256        11.283513          254,207
   01/01/2012 to 12/31/2012........    11.283513        12.547281          232,617
   01/01/2013 to 04/26/2013........    12.547281        13.107714                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     3.649272         2.306703        3,215,282
   01/01/2009 to 12/31/2009........     2.306703         2.962767        3,694,704
   01/01/2010 to 12/31/2010........     2.962767         3.725842        3,314,495
   01/01/2011 to 12/31/2011........     3.725842         3.695806        2,896,934
   01/01/2012 to 12/31/2012........     3.695806         4.174605        2,797,182
   01/01/2013 to 12/31/2013........     4.174605         5.805914        2,450,471
   01/01/2014 to 12/31/2014........     5.805914         5.940522        2,268,835
   01/01/2015 to 12/31/2015........     5.940522         5.770284        1,927,014
   01/01/2016 to 12/31/2016........     5.770284         6.786550        1,682,642
   01/01/2017 to 12/31/2017........     6.786550         7.712703        1,411,196

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     3.686879         2.332819        3,505,825
   01/01/2009 to 12/31/2009........     2.332819         2.999167        3,027,847
   01/01/2010 to 12/31/2010........     2.999167         3.775484        2,589,672
   01/01/2011 to 12/31/2011........     3.775484         3.748848        2,234,996
   01/01/2012 to 12/31/2012........     3.748848         4.238650        1,932,205
   01/01/2013 to 12/31/2013........     4.238650         5.900929        1,637,609
   01/01/2014 to 12/31/2014........     5.900929         6.043518        1,373,009
   01/01/2015 to 12/31/2015........     6.043518         5.876397        1,205,185
   01/01/2016 to 12/31/2016........     5.876397         6.918149        1,092,257
   01/01/2017 to 12/31/2017........     6.918149         7.870060          913,950
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........     1.136435         0.659333       10,254,621
   01/01/2009 to 12/31/2009........     0.659333         0.845220       10,427,941
   01/01/2010 to 12/31/2010........     0.845220         1.097485        9,719,492
   01/01/2011 to 12/31/2011........     1.097485         1.114747        8,804,707
   01/01/2012 to 12/31/2012........     1.114747         1.221981        8,344,641
   01/01/2013 to 12/31/2013........     1.221981         1.792445        7,109,158
   01/01/2014 to 12/31/2014........     1.792445         1.788512        6,668,750
   01/01/2015 to 12/31/2015........     1.788512         1.793296        5,829,321
   01/01/2016 to 12/31/2016........     1.793296         1.879996        4,885,892
   01/01/2017 to 12/31/2017........     1.879996         2.354469        3,655,164
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
   01/01/2008 to 12/31/2008........     1.413341         1.475806       12,927,831
   01/01/2009 to 12/31/2009........     1.475806         1.531582       14,536,998
   01/01/2010 to 12/31/2010........     1.531582         1.600271       13,986,740
   01/01/2011 to 12/31/2011........     1.600271         1.697236       12,692,881
   01/01/2012 to 12/31/2012........     1.697236         1.738545       11,872,842
   01/01/2013 to 12/31/2013........     1.738545         1.675156       11,140,902
   01/01/2014 to 12/31/2014........     1.675156         1.746721       10,354,142
   01/01/2015 to 12/31/2015........     1.746721         1.728294        9,461,704
   01/01/2016 to 12/31/2016........     1.728294         1.745097        9,295,069
   01/01/2017 to 12/31/2017........     1.745097         1.776335        8,456,579
MetLife Mid Cap Stock Index Sub-Account
   01/01/2008 to 12/31/2008........     1.686745         1.060829        8,755,243
   01/01/2009 to 12/31/2009........     1.060829         1.434368        9,832,778
   01/01/2010 to 12/31/2010........     1.434368         1.786577        8,895,273
   01/01/2011 to 12/31/2011........     1.786577         1.727558        8,180,412
   01/01/2012 to 12/31/2012........     1.727558         2.003639        7,850,227
   01/01/2013 to 12/31/2013........     2.003639         2.631009        6,987,376
   01/01/2014 to 12/31/2014........     2.631009         2.840871        6,332,366
   01/01/2015 to 12/31/2015........     2.840871         2.734769        5,626,168
   01/01/2016 to 12/31/2016........     2.734769         3.247942        5,341,693
   01/01/2017 to 12/31/2017........     3.247942         3.712717        4,836,926
MetLife MSCI EAFE(R) Index Sub-Account (previously Index MSCI EAFE(R) Index
Sub-Account)
   01/01/2008 to 12/31/2008........     1.708280         0.976071       12,740,429
   01/01/2009 to 12/31/2009........     0.976071         1.237867       13,628,952
   01/01/2010 to 12/31/2010........     1.237867         1.320550       13,082,892
   01/01/2011 to 12/31/2011........     1.320550         1.140350       12,644,141
   01/01/2012 to 12/31/2012........     1.140350         1.330424       12,198,755
   01/01/2013 to 12/31/2013........     1.330424         1.598255       12,030,354
   01/01/2014 to 12/31/2014........     1.598255         1.480953       11,406,836
   01/01/2015 to 12/31/2015........     1.480953         1.445284       11,041,060
   01/01/2016 to 12/31/2016........     1.445284         1.443047       10,229,160
   01/01/2017 to 12/31/2017........     1.443047         1.777618        9,094,266
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    10.810504        11.322879           22,636
   01/01/2014 to 12/31/2014........    11.322879        12.230024          151,324
   01/01/2015 to 12/31/2015........    12.230024        11.943678          206,060
   01/01/2016 to 12/31/2016........    11.943678        12.322059          113,491
   01/01/2017 to 12/31/2017........    12.322059        14.074952          126,935
MetLife Russell 2000(R) Index Sub-Account (previously Russell 2000(R) Index
Sub-Account)
   01/01/2008 to 12/31/2008........     1.824009         1.195970        8,219,937
   01/01/2009 to 12/31/2009........     1.195970         1.485682        8,409,746
   01/01/2010 to 12/31/2010........     1.485682         1.859058        7,628,362
   01/01/2011 to 12/31/2011........     1.859058         1.759057        7,083,192
   01/01/2012 to 12/31/2012........     1.759057         2.017956        6,627,772
   01/01/2013 to 12/31/2013........     2.017956         2.756577        5,695,781
   01/01/2014 to 12/31/2014........     2.756577         2.855356        5,140,275
   01/01/2015 to 12/31/2015........     2.855356         2.695922        4,566,566
   01/01/2016 to 12/31/2016........     2.695922         3.223762        4,511,801
   01/01/2017 to 12/31/2017........     3.223762         3.645632        3,976,563

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife Stock Index Sub-Account
   01/01/2008 to 12/31/2008........   4.647803         2.882609          5,006,580
   01/01/2009 to 12/31/2009........   2.882609         3.588294          5,828,952
   01/01/2010 to 12/31/2010........   3.588294         4.061293          5,492,792
   01/01/2011 to 12/31/2011........   4.061293         4.080605          4,965,282
   01/01/2012 to 12/31/2012........   4.080605         4.656057          4,636,123
   01/01/2013 to 12/31/2013........   4.656057         6.061857          4,378,795
   01/01/2014 to 12/31/2014........   6.061857         6.777490          4,204,531
   01/01/2015 to 12/31/2015........   6.777490         6.761188          3,782,636
   01/01/2016 to 12/31/2016........   6.761188         7.444672          3,377,579
   01/01/2017 to 12/31/2017........   7.444672         8.922396          3,031,215
MFS(R) Research International Sub-Account
   01/01/2008 to 12/31/2008........   1.843291         1.050197         17,805,194
   01/01/2009 to 12/31/2009........   1.050197         1.365904         19,077,577
   01/01/2010 to 12/31/2010........   1.365904         1.504287         17,097,092
   01/01/2011 to 12/31/2011........   1.504287         1.327790         16,001,332
   01/01/2012 to 12/31/2012........   1.327790         1.531828         15,710,781
   01/01/2013 to 12/31/2013........   1.531828         1.805930         14,867,014
   01/01/2014 to 12/31/2014........   1.805930         1.661213         14,080,060
   01/01/2015 to 12/31/2015........   1.661213         1.613090         12,713,661
   01/01/2016 to 12/31/2016........   1.613090         1.580687         11,959,932
   01/01/2017 to 12/31/2017........   1.580687         2.002625         10,066,157
MFS(R) Total Return Sub-Account
   01/01/2008 to 12/31/2008........   4.838519         3.714131          2,711,425
   01/01/2009 to 12/31/2009........   3.714131         4.343711          2,509,240
   01/01/2010 to 12/31/2010........   4.343711         4.714789          2,388,428
   01/01/2011 to 12/31/2011........   4.714789         4.761614          2,145,221
   01/01/2012 to 12/31/2012........   4.761614         5.239168          1,919,764
   01/01/2013 to 12/31/2013........   5.239168         6.147758          1,903,436
   01/01/2014 to 12/31/2014........   6.147758         6.585762          1,554,307
   01/01/2015 to 12/31/2015........   6.585762         6.484445          1,346,729
   01/01/2016 to 12/31/2016........   6.484445         6.982287          1,406,642
   01/01/2017 to 12/31/2017........   6.982287         7.742577          1,233,011
MFS(R) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large Cap Value
Sub-Account (Class B))
   01/01/2008 to 12/31/2008........   1.487583         0.954237          7,976,000
   01/01/2009 to 12/31/2009........   0.954237         1.047603          9,478,366
   01/01/2010 to 12/31/2010........   1.047603         1.128063          8,432,200
   01/01/2011 to 12/31/2011........   1.128063         1.138050          7,638,778
   01/01/2012 to 12/31/2012........   1.138050         1.282124          7,535,088
   01/01/2013 to 12/31/2013........   1.282124         1.669829          7,680,817
   01/01/2014 to 12/31/2014........   1.669829         1.810886          7,447,492
   01/01/2015 to 12/31/2015........   1.810886         1.679579          6,509,839
   01/01/2016 to 12/31/2016........   1.679579         1.960846          5,278,707
   01/01/2017 to 12/31/2017........   1.960846         2.080999          4,645,071
MFS(R) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large Cap Value
Sub-Account (Class E))
   01/01/2008 to 12/31/2008........   1.496121         0.960759          3,627,371
   01/01/2009 to 12/31/2009........   0.960759         1.055927          3,123,089
   01/01/2010 to 12/31/2010........   1.055927         1.137833          2,942,951
   01/01/2011 to 12/31/2011........   1.137833         1.148780          2,716,260
   01/01/2012 to 12/31/2012........   1.148780         1.296126          2,423,737
   01/01/2013 to 12/31/2013........   1.296126         1.689864          2,290,622
   01/01/2014 to 12/31/2014........   1.689864         1.834088          1,817,155
   01/01/2015 to 12/31/2015........   1.834088         1.703117          1,476,948
   01/01/2016 to 12/31/2016........   1.703117         1.989054          1,187,415
   01/01/2017 to 12/31/2017........   1.989054         2.114129          1,097,512
MFS(R) Value Sub-Account (Class B)
   01/01/2008 to 12/31/2008........   1.428893         0.936451          8,573,069
   01/01/2009 to 12/31/2009........   0.936451         1.116307          9,483,637
   01/01/2010 to 12/31/2010........   1.116307         1.226916          9,505,617
   01/01/2011 to 12/31/2011........   1.226916         1.220666          9,064,226
   01/01/2012 to 12/31/2012........   1.220666         1.403545          8,561,645
   01/01/2013 to 12/31/2013........   1.403545         1.878482         10,244,830
   01/01/2014 to 12/31/2014........   1.878482         2.053138          9,377,152
   01/01/2015 to 12/31/2015........   2.053138         2.022264          8,534,333
   01/01/2016 to 12/31/2016........   2.022264         2.280929          7,611,336
   01/01/2017 to 12/31/2017........   2.280929         2.651380          6,771,351

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MFS(R) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class
B))
   01/01/2008 to 12/31/2008........   3.309276           1.992201          962,880
   01/01/2009 to 12/31/2009........   1.992201           2.392582          930,635
   01/01/2010 to 12/31/2010........   2.392582           2.702936          958,127
   01/01/2011 to 12/31/2011........   2.702936           2.501500          803,212
   01/01/2012 to 12/31/2012........   2.501500           2.855308          683,458
   01/01/2013 to 04/26/2013........   2.855308           3.146064                0
MFS(R) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........   9.998740           6.611535           25,904
   01/01/2009 to 12/31/2009........   6.611535           8.162357          132,588
   01/01/2010 to 12/31/2010........   8.162357           8.958528          235,164
   01/01/2011 to 12/31/2011........   8.958528           8.807874          199,418
   01/01/2012 to 12/31/2012........   8.807874           9.918288          200,388
   01/01/2013 to 04/26/2013........   9.918288          10.873226                0
MFS(R) Value Sub-Account (Class E)
   01/01/2008 to 12/31/2008........   1.441564           0.946068        7,557,362
   01/01/2009 to 12/31/2009........   0.946068           1.128574        7,281,661
   01/01/2010 to 12/31/2010........   1.128574           1.241225        6,987,280
   01/01/2011 to 12/31/2011........   1.241225           1.236950        6,112,907
   01/01/2012 to 12/31/2012........   1.236950           1.423187        5,105,383
   01/01/2013 to 12/31/2013........   1.423187           1.908259        5,444,232
   01/01/2014 to 12/31/2014........   1.908259           2.086930        4,643,747
   01/01/2015 to 12/31/2015........   2.086930           2.057487        4,090,641
   01/01/2016 to 12/31/2016........   2.057487           2.322803        3,776,355
   01/01/2017 to 12/31/2017........   2.322803           2.705043        3,322,214
MFS(R) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class
E))
   01/01/2008 to 12/31/2008........   3.348856           2.018308          865,847
   01/01/2009 to 12/31/2009........   2.018308           2.427375          852,064
   01/01/2010 to 12/31/2010........   2.427375           2.745099          834,399
   01/01/2011 to 12/31/2011........   2.745099           2.542878          763,367
   01/01/2012 to 12/31/2012........   2.542878           2.905509          671,437
   01/01/2013 to 04/26/2013........   2.905509           3.202514                0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........   1.330574           1.547910        3,895,134
   01/01/2011 to 12/31/2011........   1.547910           1.424325        3,605,437
   01/01/2012 to 12/31/2012........   1.424325           1.538642        3,510,961
   01/01/2013 to 12/31/2013........   1.538642           2.114622        2,945,655
   01/01/2014 to 12/31/2014........   2.114622           2.111644        2,665,164
   01/01/2015 to 12/31/2015........   2.111644           1.982652        2,411,862
   01/01/2016 to 12/31/2016........   1.982652           1.794162        2,293,181
   01/01/2017 to 12/31/2017........   1.794162           2.481628        2,035,403
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2008 to 12/31/2008........   2.090955           0.921211        3,921,022
   01/01/2009 to 12/31/2009........   0.921211           1.216050        4,001,144
   01/01/2010 to 04/30/2010........   1.216050           1.317217                0
Neuberger Berman Genesis Sub-account (Class B)
   01/01/2008 to 12/31/2008........   2.063593           1.253431        6,669,517
   01/01/2009 to 12/31/2009........   1.253431           1.398131        7,019,257
   01/01/2010 to 12/31/2010........   1.398131           1.677123        6,888,632
   01/01/2011 to 12/31/2011........   1.677123           1.749284        6,038,408
   01/01/2012 to 12/31/2012........   1.749284           1.897831        5,748,262
   01/01/2013 to 12/31/2013........   1.897831           2.592604        6,811,994
   01/01/2014 to 12/31/2014........   2.592604           2.555260        6,014,242
   01/01/2015 to 12/31/2015........   2.555260           2.535641        5,333,440
   01/01/2016 to 12/31/2016........   2.535641           2.967726        4,790,605
   01/01/2017 to 12/31/2017........   2.967726           3.388288        4,151,235
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
   01/01/2008 to 12/31/2008........   1.592926           0.971556        6,889,859
   01/01/2009 to 12/31/2009........   0.971556           1.313523        6,664,418
   01/01/2010 to 12/31/2010........   1.313523           1.595336        6,099,277
   01/01/2011 to 12/31/2011........   1.595336           1.493923        5,074,869
   01/01/2012 to 12/31/2012........   1.493923           1.554812        5,137,719
   01/01/2013 to 04/26/2013........   1.554812           1.687184                0

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Neuberger Berman Genesis Sub-account (Class E)
   01/01/2008 to 12/31/2008........     2.075611         1.261848       13,874,737
   01/01/2009 to 12/31/2009........     1.261848         1.408603       13,709,982
   01/01/2010 to 12/31/2010........     1.408603         1.691226       12,375,806
   01/01/2011 to 12/31/2011........     1.691226         1.764859       10,583,644
   01/01/2012 to 12/31/2012........     1.764859         1.917318        9,269,060
   01/01/2013 to 12/31/2013........     1.917318         2.622717        9,618,942
   01/01/2014 to 12/31/2014........     2.622717         2.587784        8,182,844
   01/01/2015 to 12/31/2015........     2.587784         2.569145        7,032,523
   01/01/2016 to 12/31/2016........     2.569145         3.010641        6,384,570
   01/01/2017 to 12/31/2017........     3.010641         3.441060        5,544,495
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    20.781961        12.211547          300,693
   01/01/2009 to 12/31/2009........    12.211547        16.876723          355,031
   01/01/2010 to 12/31/2010........    16.876723        19.341051          393,488
   01/01/2011 to 12/31/2011........    19.341051        17.513241          334,600
   01/01/2012 to 12/31/2012........    17.513241        20.977864          346,506
   01/01/2013 to 12/31/2013........    20.977864        26.360787          421,028
   01/01/2014 to 12/31/2014........    26.360787        26.617648          402,503
   01/01/2015 to 12/31/2015........    26.617648        27.348883          375,756
   01/01/2016 to 12/31/2016........    27.348883        27.098636          415,654
   01/01/2017 to 12/31/2017........    27.098636        36.630686          320,124
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998740         6.580617           14,195
   01/01/2009 to 12/31/2009........     6.580617         8.627477           90,419
   01/01/2010 to 12/31/2010........     8.627477         9.182058          112,822
   01/01/2011 to 12/31/2011........     9.182058         8.451242          106,201
   01/01/2012 to 12/31/2012........     8.451242        10.209960          129,095
   01/01/2013 to 04/26/2013........    10.209960        10.862886                0
PanAgora Global Diversified Risk Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.999843         1.037377                0
   01/01/2015 to 12/31/2015........     1.037377         0.969349          226,538
   01/01/2016 to 12/31/2016........     0.969349         1.064855        1,173,084
   01/01/2017 to 12/31/2017........     1.064855         1.185329          542,681
PIMCO Inflation Protection Bond Sub-Account
   01/01/2008 to 12/31/2008........    12.272379        11.295897          916,660
   01/01/2009 to 12/31/2009........    11.295897        13.182182        1,387,849
   01/01/2010 to 12/31/2010........    13.182182        14.042861        1,539,017
   01/01/2011 to 12/31/2011........    14.042861        15.429350        1,478,334
   01/01/2012 to 12/31/2012........    15.429350        16.644782        1,534,108
   01/01/2013 to 12/31/2013........    16.644782        14.928300        1,321,877
   01/01/2014 to 12/31/2014........    14.928300        15.184566        1,156,482
   01/01/2015 to 12/31/2015........    15.184566        14.544119        1,058,374
   01/01/2016 to 12/31/2016........    14.544119        15.094395          964,423
   01/01/2017 to 12/31/2017........    15.094395        15.439726          882,190
PIMCO Total Return Sub-Account
   01/01/2008 to 12/31/2008........     1.355933         1.345880       49,763,446
   01/01/2009 to 12/31/2009........     1.345880         1.570362       54,550,963
   01/01/2010 to 12/31/2010........     1.570362         1.679247       57,536,262
   01/01/2011 to 12/31/2011........     1.679247         1.712715       51,688,809
   01/01/2012 to 12/31/2012........     1.712715         1.849991       50,228,050
   01/01/2013 to 12/31/2013........     1.849991         1.793809       48,142,919
   01/01/2014 to 12/31/2014........     1.793809         1.847632       42,268,664
   01/01/2015 to 12/31/2015........     1.847632         1.826598       38,135,576
   01/01/2016 to 12/31/2016........     1.826598         1.852836       33,446,763
   01/01/2017 to 12/31/2017........     1.852836         1.914145       31,454,504
Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012........    10.799742        10.985137           24,736
   01/01/2013 to 12/31/2013........    10.985137        10.368742           36,765
   01/01/2014 to 12/31/2014........    10.368742        11.024742           42,449
   01/01/2015 to 12/31/2015........    11.024742        10.945558           81,737
   01/01/2016 to 12/31/2016........    10.945558        10.962936           96,794
   01/01/2017 to 12/31/2017........    10.962936        11.119689           56,508
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(R) Managed Risk Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    10.216792        10.772061           13,227
   01/01/2014 to 12/31/2014........    10.772061        11.569062           20,435
   01/01/2015 to 12/31/2015........    11.569062        11.293672           89,062
   01/01/2016 to 12/31/2016........    11.293672        11.674289           80,956
   01/01/2017 to 12/31/2017........    11.674289        13.442154           70,586

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012........     1.010787         1.069986          744,411
   01/01/2013 to 12/31/2013........     1.069986         1.164699        1,141,121
   01/01/2014 to 12/31/2014........     1.164699         1.240488        1,344,571
   01/01/2015 to 12/31/2015........     1.240488         1.215525        1,261,639
   01/01/2016 to 12/31/2016........     1.215525         1.269555        1,369,335
   01/01/2017 to 12/31/2017........     1.269555         1.434500        1,015,943
SSGA Growth and Income ETF Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    11.664615         8.641254          164,786
   01/01/2009 to 12/31/2009........     8.641254        10.668427          751,693
   01/01/2010 to 12/31/2010........    10.668427        11.837243        1,722,681
   01/01/2011 to 12/31/2011........    11.837243        11.826333        2,295,992
   01/01/2012 to 12/31/2012........    11.826333        13.192105        2,273,830
   01/01/2013 to 12/31/2013........    13.192105        14.727689        2,145,626
   01/01/2014 to 12/31/2014........    14.727689        15.405455        2,065,951
   01/01/2015 to 12/31/2015........    15.405455        14.930336        1,925,840
   01/01/2016 to 12/31/2016........    14.930336        15.613316        1,714,675
   01/01/2017 to 12/31/2017........    15.613316        17.883238        1,334,141
SSGA Growth ETF Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    11.955814         7.922324           87,355
   01/01/2009 to 12/31/2009........     7.922324        10.110710          323,788
   01/01/2010 to 12/31/2010........    10.110710        11.409837          687,188
   01/01/2011 to 12/31/2011........    11.409837        11.039492        1,206,145
   01/01/2012 to 12/31/2012........    11.039492        12.553057        1,390,683
   01/01/2013 to 12/31/2013........    12.553057        14.652224        1,752,478
   01/01/2014 to 12/31/2014........    14.652224        15.263817        1,656,211
   01/01/2015 to 12/31/2015........    15.263817        14.740578        1,586,645
   01/01/2016 to 12/31/2016........    14.740578        15.574497        1,448,757
   01/01/2017 to 12/31/2017........    15.574497        18.420261        1,283,933
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     1.555276         0.891682        8,861,861
   01/01/2009 to 12/31/2009........     0.891682         1.260849        9,346,672
   01/01/2010 to 12/31/2010........     1.260849         1.455137        8,850,807
   01/01/2011 to 12/31/2011........     1.455137         1.419325        8,511,932
   01/01/2012 to 12/31/2012........     1.419325         1.665020        8,403,729
   01/01/2013 to 12/31/2013........     1.665020         2.284107       13,350,267
   01/01/2014 to 12/31/2014........     2.284107         2.457279       11,761,729
   01/01/2015 to 12/31/2015........     2.457279         2.684552       10,414,879
   01/01/2016 to 12/31/2016........     2.684552         2.694506        9,865,884
   01/01/2017 to 12/31/2017........     2.694506         3.555516        7,911,161
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
   01/01/2008 to 12/31/2008........     0.651313         0.357644       11,811,439
   01/01/2009 to 12/31/2009........     0.357644         0.562065       12,707,254
   01/01/2010 to 12/31/2010........     0.562065         0.709498       12,269,478
   01/01/2011 to 12/31/2011........     0.709498         0.631997       12,400,634
   01/01/2012 to 12/31/2012........     0.631997         0.700440       12,173,876
   01/01/2013 to 04/26/2013........     0.700440         0.733048                0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........     0.993758         0.591882       26,714,584
   01/01/2009 to 12/31/2009........     0.591882         0.851179       27,235,237
   01/01/2010 to 12/31/2010........     0.851179         1.074392       25,381,842
   01/01/2011 to 12/31/2011........     1.074392         1.044634       23,527,949
   01/01/2012 to 12/31/2012........     1.044634         1.173923       22,637,124
   01/01/2013 to 12/31/2013........     1.173923         1.584999       19,740,349
   01/01/2014 to 12/31/2014........     1.584999         1.767039       17,770,271
   01/01/2015 to 12/31/2015........     1.767039         1.863410       15,940,030
   01/01/2016 to 12/31/2016........     1.863410         1.956604       13,855,793
   01/01/2017 to 12/31/2017........     1.956604         2.412900       11,288,422
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........     1.634326         1.028841        2,187,102
   01/01/2009 to 12/31/2009........     1.028841         1.410025        2,509,463
   01/01/2010 to 12/31/2010........     1.410025         1.877077        2,745,405
   01/01/2011 to 12/31/2011........     1.877077         1.882513        3,174,110
   01/01/2012 to 12/31/2012........     1.882513         2.156924        3,415,583
   01/01/2013 to 12/31/2013........     2.156924         3.074116        3,460,995
   01/01/2014 to 12/31/2014........     3.074116         3.240949        3,234,047
   01/01/2015 to 12/31/2015........     3.240949         3.282830        3,225,675
   01/01/2016 to 12/31/2016........     3.282830         3.617937        3,120,725
   01/01/2017 to 12/31/2017........     3.617937         4.382670        2,663,173

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2008 to 12/31/2008........   2.728070         1.416431         11,677,205
   01/01/2009 to 12/31/2009........   1.416431         2.068733         11,108,702
   01/01/2010 to 12/31/2010........   2.068733         2.577824          9,642,458
   01/01/2011 to 12/31/2011........   2.577824         2.378328          8,641,192
   01/01/2012 to 04/27/2012........   2.378328         2.632222                  0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012........   2.619431         2.697291          7,948,204
   01/01/2013 to 12/31/2013........   2.697291         3.474526          7,324,319
   01/01/2014 to 12/31/2014........   3.474526         3.766024          6,401,216
   01/01/2015 to 12/31/2015........   3.766024         3.388596          5,895,829
   01/01/2016 to 12/31/2016........   3.388596         3.869219          5,091,045
   01/01/2017 to 12/31/2017........   3.869219         4.187521          4,294,442
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   01/01/2008 to 12/31/2008........   2.185365         1.831445          7,824,922
   01/01/2009 to 12/31/2009........   1.831445         2.387927          6,763,685
   01/01/2010 to 12/31/2010........   2.387927         2.654651          6,527,787
   01/01/2011 to 12/31/2011........   2.654651         2.777506          6,305,166
   01/01/2012 to 12/31/2012........   2.777506         3.055655          6,041,580
   01/01/2013 to 12/31/2013........   3.055655         3.045694          5,867,331
   01/01/2014 to 12/31/2014........   3.045694         3.170116          5,742,862
   01/01/2015 to 12/31/2015........   3.170116         3.071172          5,214,754
   01/01/2016 to 12/31/2016........   3.071172         3.288111          8,597,634
   01/01/2017 to 12/31/2017........   3.288111         3.508467          7,487,062
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
   01/01/2008 to 12/31/2008........   1.962852         1.579380         13,447,224
   01/01/2009 to 12/31/2009........   1.579380         2.135462         12,870,565
   01/01/2010 to 12/31/2010........   2.135462         2.384763         11,760,674
   01/01/2011 to 12/31/2011........   2.384763         2.462675         10,915,476
   01/01/2012 to 12/31/2012........   2.462675         2.749556          9,761,695
   01/01/2013 to 12/31/2013........   2.749556         2.934995          9,557,836
   01/01/2014 to 12/31/2014........   2.934995         3.041545          8,273,993
   01/01/2015 to 12/31/2015........   3.041545         2.941389          7,530,655
   01/01/2016 to 04/29/2016........   2.941389         3.033280                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2008 to 12/31/2008........   2.211727         1.855921          5,862,575
   01/01/2009 to 12/31/2009........   1.855921         2.421370          5,107,229
   01/01/2010 to 12/31/2010........   2.421370         2.695854          4,684,247
   01/01/2011 to 12/31/2011........   2.695854         2.823025          4,262,919
   01/01/2012 to 12/31/2012........   2.823025         3.105846          3,730,139
   01/01/2013 to 12/31/2013........   3.105846         3.099043          3,613,391
   01/01/2014 to 12/31/2014........   3.099043         3.229003          3,088,967
   01/01/2015 to 12/31/2015........   3.229003         3.131579          2,807,932
   01/01/2016 to 12/31/2016........   3.131579         3.358141          4,734,814
   01/01/2017 to 12/31/2017........   3.358141         3.584944          4,196,304
Western Asset Management U.S. Government Sub-Account (Class B)
   01/01/2008 to 12/31/2008........   1.715019         1.686333          9,173,702
   01/01/2009 to 12/31/2009........   1.686333         1.735071          9,427,795
   01/01/2010 to 12/31/2010........   1.735071         1.809442          8,605,220
   01/01/2011 to 12/31/2011........   1.809442         1.882997          8,244,775
   01/01/2012 to 12/31/2012........   1.882997         1.918083          8,023,520
   01/01/2013 to 12/31/2013........   1.918083         1.878986          7,687,549
   01/01/2014 to 12/31/2014........   1.878986         1.904868          7,023,472
   01/01/2015 to 12/31/2015........   1.904868         1.888870          6,313,781
   01/01/2016 to 12/31/2016........   1.888870         1.886342          5,703,892
   01/01/2017 to 12/31/2017........   1.886342         1.896085          5,282,417
Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2008 to 12/31/2008........   1.734878         1.707646          7,041,869
   01/01/2009 to 12/31/2009........   1.707646         1.758779          6,430,199
   01/01/2010 to 12/31/2010........   1.758779         1.837269          5,869,593
   01/01/2011 to 12/31/2011........   1.837269         1.912249          4,970,870
   01/01/2012 to 12/31/2012........   1.912249         1.949764          4,378,472
   01/01/2013 to 12/31/2013........   1.949764         1.913025          4,238,077
   01/01/2014 to 12/31/2014........   1.913025         1.939636          3,601,223
   01/01/2015 to 12/31/2015........   1.939636         1.925089          3,239,848
   01/01/2016 to 12/31/2016........   1.925089         1.925884          3,120,466
   01/01/2017 to 12/31/2017........   1.925884         1.937614          2,824,378

                                               AMERICAN FORERUNNER - 1.4
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds Bond Sub-Account
   01/01/2008 to 12/31/2008........    15.855269        14.172696          684,203
   01/01/2009 to 12/31/2009........    14.172696        15.737409          809,413
   01/01/2010 to 12/31/2010........    15.737409        16.518743          734,723
   01/01/2011 to 12/31/2011........    16.518743        17.283935          766,914
   01/01/2012 to 12/31/2012........    17.283935        17.958188          717,134
   01/01/2013 to 12/31/2013........    17.958188        17.326314          623,355
   01/01/2014 to 12/31/2014........    17.326314        17.987220          574,421
   01/01/2015 to 12/31/2015........    17.987220        17.785793          517,778
   01/01/2016 to 12/31/2016........    17.785793        18.054908          472,878
   01/01/2017 to 12/31/2017........    18.054908        18.457080          431,158
American Funds Global Small Capitalization Sub-Account
   01/01/2008 to 12/31/2008........     3.533839         1.619536       17,411,843
   01/01/2009 to 12/31/2009........     1.619536         2.575949       17,958,641
   01/01/2010 to 12/31/2010........     2.575949         3.109521       16,410,861
   01/01/2011 to 12/31/2011........     3.109521         2.479318       15,273,287
   01/01/2012 to 12/31/2012........     2.479318         2.889073       14,708,045
   01/01/2013 to 12/31/2013........     2.889073         3.654565       12,910,774
   01/01/2014 to 12/31/2014........     3.654565         3.680251       11,436,543
   01/01/2015 to 12/31/2015........     3.680251         3.638728       10,282,341
   01/01/2016 to 12/31/2016........     3.638728         3.663432        9,466,272
   01/01/2017 to 12/31/2017........     3.663432         4.548123        8,010,172
American Funds Growth Sub-Account
   01/01/2008 to 12/31/2008........    17.660120         9.756618        9,143,320
   01/01/2009 to 12/31/2009........     9.756618        13.412801        9,669,853
   01/01/2010 to 12/31/2010........    13.412801        15.697269        9,006,619
   01/01/2011 to 12/31/2011........    15.697269        14.817433        8,165,753
   01/01/2012 to 12/31/2012........    14.817433        17.224367        7,480,294
   01/01/2013 to 12/31/2013........    17.224367        22.097830        6,447,511
   01/01/2014 to 12/31/2014........    22.097830        23.644784        5,521,900
   01/01/2015 to 12/31/2015........    23.644784        24.915100        4,785,264
   01/01/2016 to 12/31/2016........    24.915100        26.899759        4,237,312
   01/01/2017 to 12/31/2017........    26.899759        34.031897        3,559,230
American Funds Growth-Income Sub-Account
   01/01/2008 to 12/31/2008........    12.002585         7.355638        7,641,518
   01/01/2009 to 12/31/2009........     7.355638         9.519414        7,597,212
   01/01/2010 to 12/31/2010........     9.519414        10.459780        7,146,447
   01/01/2011 to 12/31/2011........    10.459780        10.125901        6,406,090
   01/01/2012 to 12/31/2012........    10.125901        11.729933        5,781,068
   01/01/2013 to 12/31/2013........    11.729933        15.441850        5,100,985
   01/01/2014 to 12/31/2014........    15.441850        16.846519        4,356,036
   01/01/2015 to 12/31/2015........    16.846519        16.853967        3,828,466
   01/01/2016 to 12/31/2016........    16.853967        18.534439        3,405,994
   01/01/2017 to 12/31/2017........    18.534439        22.368498        2,909,359





                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........   10.137177        10.427165            0
   01/01/2013 to 12/31/2013........   10.427165        11.337229            0
   01/01/2014 to 12/31/2014........   11.337229        11.905492            0
   01/01/2015 to 12/31/2015........   11.905492        11.713876            0
   01/01/2016 to 12/31/2016........   11.713876        11.871062            0
   01/01/2017 to 12/31/2017........   11.871062        13.195047            0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
   04/28/2014 to 12/31/2014........    0.996741         1.034678            0
   01/01/2015 to 12/31/2015........    1.034678         1.002206            0
   01/01/2016 to 12/31/2016........    1.002206         0.999957            0
   01/01/2017 to 12/31/2017........    0.999957         1.129775            0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.007589         6.973097               0
   01/01/2009 to 12/31/2009........     6.973097         8.821827               0
   01/01/2010 to 12/31/2010........     8.821827         9.679446               0
   01/01/2011 to 12/31/2011........     9.679446         9.267807               0
   01/01/2012 to 12/31/2012........     9.267807        10.291548               0
   01/01/2013 to 12/31/2013........    10.291548        11.933413               0
   01/01/2014 to 12/31/2014........    11.933413        12.379902               0
   01/01/2015 to 12/31/2015........    12.379902        12.025044               0
   01/01/2016 to 12/31/2016........    12.025044        12.682100               0
   01/01/2017 to 12/31/2017........    12.682100        14.498349               0
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.997589         6.324798               0
   01/01/2009 to 12/31/2009........     6.324798         8.293283               0
   01/01/2010 to 12/31/2010........     8.293283         9.206817               0
   01/01/2011 to 12/31/2011........     9.206817         8.580581               0
   01/01/2012 to 12/31/2012........     8.580581         9.749123               0
   01/01/2013 to 12/31/2013........     9.749123        11.931630               0
   01/01/2014 to 12/31/2014........    11.931630        12.417566               0
   01/01/2015 to 12/31/2015........    12.417566        12.055523               0
   01/01/2016 to 12/31/2016........    12.055523        12.849736               0
   01/01/2017 to 12/31/2017........    12.849736        15.254390               0
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.017588         7.643140               0
   01/01/2009 to 12/31/2009........     7.643140         9.226164               0
   01/01/2010 to 12/31/2010........     9.226164         9.919631               0
   01/01/2011 to 12/31/2011........     9.919631         9.722805               0
   01/01/2012 to 12/31/2012........     9.722805        10.540983               0
   01/01/2013 to 12/31/2013........    10.540983        11.705836               0
   01/01/2014 to 12/31/2014........    11.705836        12.149013               0
   01/01/2015 to 12/31/2015........    12.149013        11.798346               0
   01/01/2016 to 12/31/2016........    11.798346        12.351057               0
   01/01/2017 to 12/31/2017........    12.351057        13.649611               0
AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012........    11.061450        11.404244             262
   01/01/2013 to 12/31/2013........    11.404244        10.777728               0
   01/01/2014 to 12/31/2014........    10.777728        10.964671               0
   01/01/2015 to 12/31/2015........    10.964671         9.699167               0
   01/01/2016 to 12/31/2016........     9.699167        10.338376               0
   01/01/2017 to 12/31/2017........    10.338376        11.105457               0
Baillie Gifford International Stock Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     1.704290         0.929532         118,037
   01/01/2009 to 12/31/2009........     0.929532         1.108312         118,860
   01/01/2010 to 12/31/2010........     1.108312         1.158600         118,940
   01/01/2011 to 12/31/2011........     1.158600         0.905236         123,471
   01/01/2012 to 12/31/2012........     0.905236         1.056931         114,296
   01/01/2013 to 12/31/2013........     1.056931         1.190452               0
   01/01/2014 to 12/31/2014........     1.190452         1.125609               0
   01/01/2015 to 12/31/2015........     1.125609         1.077216               0
   01/01/2016 to 12/31/2016........     1.077216         1.107001               0
   01/01/2017 to 12/31/2017........     1.107001         1.460842               0
Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     1.730593         0.944560           1,265
   01/01/2009 to 12/31/2009........     0.944560         1.126941           1,256
   01/01/2010 to 12/31/2010........     1.126941         1.180021             648
   01/01/2011 to 12/31/2011........     1.180021         0.923732             109
   01/01/2012 to 12/31/2012........     0.923732         1.078772               0
   01/01/2013 to 12/31/2013........     1.078772         1.216730               0
   01/01/2014 to 12/31/2014........     1.216730         1.152249               0
   01/01/2015 to 12/31/2015........     1.152249         1.102972               0
   01/01/2016 to 12/31/2016........     1.102972         1.135524               0
   01/01/2017 to 12/31/2017........     1.135524         1.498798               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
BlackRock Bond Income Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     3.992112         3.761891         12,966
   01/01/2009 to 12/31/2009........     3.761891         4.018002          9,093
   01/01/2010 to 12/31/2010........     4.018002         4.247748          9,395
   01/01/2011 to 12/31/2011........     4.247748         4.417546          9,161
   01/01/2012 to 12/31/2012........     4.417546         4.635563              0
   01/01/2013 to 12/31/2013........     4.635563         4.488992              0
   01/01/2014 to 12/31/2014........     4.488992         4.690361              0
   01/01/2015 to 12/31/2015........     4.690361         4.603930              0
   01/01/2016 to 12/31/2016........     4.603930         4.632805              0
   01/01/2017 to 12/31/2017........     4.632805         4.706700              0
BlackRock Capital Appreciation Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     2.880635         1.783832         23,845
   01/01/2009 to 12/31/2009........     1.783832         2.382042         22,491
   01/01/2010 to 12/31/2010........     2.382042         2.783925         27,582
   01/01/2011 to 12/31/2011........     2.783925         2.474117         26,959
   01/01/2012 to 12/31/2012........     2.474117         2.760575         25,026
   01/01/2013 to 12/31/2013........     2.760575         3.616082         12,778
   01/01/2014 to 12/31/2014........     3.616082         3.842878              0
   01/01/2015 to 12/31/2015........     3.842878         3.985222              0
   01/01/2016 to 12/31/2016........     3.985222         3.892721              0
   01/01/2017 to 12/31/2017........     3.892721         5.086756              0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that FI Large Cap
Sub-Account)
   01/01/2008 to 12/31/2008........    16.149075         8.695741              0
   01/01/2009 to 05/01/2009........     8.695741         9.050660              0
BlackRock Capital Appreciation Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     2.910806         1.804304         28,140
   01/01/2009 to 12/31/2009........     1.804304         2.411477         16,076
   01/01/2010 to 12/31/2010........     2.411477         2.821961         15,920
   01/01/2011 to 12/31/2011........     2.821961         2.510454         16,073
   01/01/2012 to 12/31/2012........     2.510454         2.803630         12,201
   01/01/2013 to 12/31/2013........     2.803630         3.676382              0
   01/01/2014 to 12/31/2014........     3.676382         3.910857              0
   01/01/2015 to 12/31/2015........     3.910857         4.059370              0
   01/01/2016 to 12/31/2016........     4.059370         3.968758              0
   01/01/2017 to 12/31/2017........     3.968758         5.192406              0
BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     9.894088        10.159794            196
   01/01/2013 to 12/31/2013........    10.159794        10.963277              0
   01/01/2014 to 12/31/2014........    10.963277        11.359176              0
   01/01/2015 to 12/31/2015........    11.359176        11.099891              0
   01/01/2016 to 12/31/2016........    11.099891        11.339552              0
   01/01/2017 to 12/31/2017........    11.339552        12.569868              0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     1.942941         1.949948         37,566
   01/01/2009 to 12/31/2009........     1.949948         1.912346         15,576
   01/01/2010 to 12/31/2010........     1.912346         1.870731          8,246
   01/01/2011 to 12/31/2011........     1.870731         1.830132          6,881
   01/01/2012 to 12/31/2012........     1.830132         1.790091          6,031
   01/01/2013 to 12/31/2013........     1.790091         1.751137          5,471
   01/01/2014 to 12/31/2014........     1.751137         1.713030              0
   01/01/2015 to 12/31/2015........     1.713030         1.675753              0
   01/01/2016 to 12/31/2016........     1.675753         1.641125              0
   01/01/2017 to 12/31/2017........     1.641125         1.615699              0
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife Aggressive
Allocation Sub-Account)
   01/01/2008 to 12/31/2008........    12.675952         7.383724          7,971
   01/01/2009 to 12/31/2009........     7.383724         9.497549         12,122
   01/01/2010 to 12/31/2010........     9.497549        10.748847          4,370
   01/01/2011 to 04/29/2011........    10.748847        11.625198              0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
   05/02/2011 to 12/31/2011........    11.589659         9.873021          4,348
   01/01/2012 to 12/31/2012........     9.873021        11.273918          4,324
   01/01/2013 to 12/31/2013........    11.273918        14.282933              0
   01/01/2014 to 12/31/2014........    14.282933        14.683102              0
   01/01/2015 to 12/31/2015........    14.683102        14.075098              0
   01/01/2016 to 12/31/2016........    14.075098        15.005046              0
   01/01/2017 to 12/31/2017........    15.005046        18.046189              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    11.062340         9.264045          6,611
   01/01/2009 to 12/31/2009........     9.264045        10.922625          6,577
   01/01/2010 to 12/31/2010........    10.922625        11.759076          6,549
   01/01/2011 to 12/31/2011........    11.759076        11.877939          6,518
   01/01/2012 to 12/31/2012........    11.877939        12.684647          6,488
   01/01/2013 to 12/31/2013........    12.684647        12.940479          6,459
   01/01/2014 to 12/31/2014........    12.940479        13.224989              0
   01/01/2015 to 12/31/2015........    13.224989        12.861441              0
   01/01/2016 to 12/31/2016........    12.861441        13.151543              0
   01/01/2017 to 12/31/2017........    13.151543        13.758087              0
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    11.480672         8.804813         99,674
   01/01/2009 to 12/31/2009........     8.804813        10.652619         33,337
   01/01/2010 to 12/31/2010........    10.652619        11.622079         31,187
   01/01/2011 to 12/31/2011........    11.622079        11.488999         22,715
   01/01/2012 to 12/31/2012........    11.488999        12.525773              0
   01/01/2013 to 12/31/2013........    12.525773        13.591899              0
   01/01/2014 to 12/31/2014........    13.591899        13.951162              0
   01/01/2015 to 12/31/2015........    13.951162        13.501071              0
   01/01/2016 to 12/31/2016........    13.501071        14.011335              0
   01/01/2017 to 12/31/2017........    14.011335        15.166082              0
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    11.938556         8.334120         12,898
   01/01/2009 to 12/31/2009........     8.334120        10.315758         12,805
   01/01/2010 to 12/31/2010........    10.315758        11.420563          8,244
   01/01/2011 to 12/31/2011........    11.420563        11.019632          7,536
   01/01/2012 to 12/31/2012........    11.019632        12.205868          7,502
   01/01/2013 to 12/31/2013........    12.205868        14.087711          5,857
   01/01/2014 to 12/31/2014........    14.087711        14.477166          3,144
   01/01/2015 to 12/31/2015........    14.477166        13.982558          3,128
   01/01/2016 to 12/31/2016........    13.982558        14.650196              0
   01/01/2017 to 12/31/2017........    14.650196        16.443684              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that Met/Franklin
Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.997589         6.994952              0
   01/01/2009 to 12/31/2009........     6.994952         8.796467              0
   01/01/2010 to 12/31/2010........     8.796467         9.469607              0
   01/01/2011 to 12/31/2011........     9.469607         9.100861              0
   01/01/2012 to 12/31/2012........     9.100861        10.337166              0
   01/01/2013 to 04/26/2013........    10.337166        11.100257              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife Growth
Strategy Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    11.171458        12.665907              0
   01/01/2014 to 04/25/2014........    12.665907        12.582954              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    12.389279         7.863050         10,495
   01/01/2009 to 12/31/2009........     7.863050         9.929845          8,830
   01/01/2010 to 12/31/2010........     9.929845        11.141773            219
   01/01/2011 to 12/31/2011........    11.141773        10.488657            215
   01/01/2012 to 12/31/2012........    10.488657        11.837841            211
   01/01/2013 to 12/31/2013........    11.837841        14.395669            207
   01/01/2014 to 12/31/2014........    14.395669        14.818538            204
   01/01/2015 to 12/31/2015........    14.818538        14.250165              0
   01/01/2016 to 12/31/2016........    14.250165        15.074929              0
   01/01/2017 to 12/31/2017........    15.074929        17.573789              0
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
   04/30/2012 to 12/31/2012........     9.920830        10.325525              0
   01/01/2013 to 12/31/2013........    10.325525        11.551525              0
   01/01/2014 to 12/31/2014........    11.551525        12.390449              0
   01/01/2015 to 12/31/2015........    12.390449        11.625355              0
   01/01/2016 to 12/31/2016........    11.625355        12.323716              0
   01/01/2017 to 12/31/2017........    12.323716        14.266596              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
   01/01/2008 to 12/31/2008........     3.187138         1.679285         13,552
   01/01/2009 to 12/31/2009........     1.679285         2.319518         13,892
   01/01/2010 to 12/31/2010........     2.319518         2.603993          2,498
   01/01/2011 to 12/31/2011........     2.603993         2.712786          2,441
   01/01/2012 to 12/31/2012........     2.712786         2.960762          2,656
   01/01/2013 to 12/31/2013........     2.960762         3.953802          1,029
   01/01/2014 to 12/31/2014........     3.953802         3.932499          1,029
   01/01/2015 to 12/31/2015........     3.932499         3.475107              0
   01/01/2016 to 12/31/2016........     3.475107         4.169554              0
   01/01/2017 to 12/31/2017........     4.169554         4.590581              0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
   01/01/2008 to 12/31/2008........     3.260825         1.719816         14,545
   01/01/2009 to 12/31/2009........     1.719816         2.377820          5,468
   01/01/2010 to 12/31/2010........     2.377820         2.672064          4,069
   01/01/2011 to 12/31/2011........     2.672064         2.786512          3,473
   01/01/2012 to 12/31/2012........     2.786512         3.044293          2,112
   01/01/2013 to 12/31/2013........     3.044293         4.069534              0
   01/01/2014 to 12/31/2014........     4.069534         4.051620              0
   01/01/2015 to 12/31/2015........     4.051620         3.583882              0
   01/01/2016 to 12/31/2016........     3.583882         4.304471              0
   01/01/2017 to 12/31/2017........     4.304471         4.743959              0
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
   05/02/2011 to 12/31/2011........     9.986988         9.714258              0
   01/01/2012 to 12/31/2012........     9.714258         9.919665              0
   01/01/2013 to 12/31/2013........     9.919665         9.816446              0
   01/01/2014 to 12/31/2014........     9.816446         9.704415              0
   01/01/2015 to 12/31/2015........     9.704415         9.434146              0
   01/01/2016 to 12/31/2016........     9.434146         9.518043              0
   01/01/2017 to 12/31/2017........     9.518043         9.435484              0
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    36.848524        27.045619            299
   01/01/2009 to 12/31/2009........    27.045619        30.955145            284
   01/01/2010 to 12/31/2010........    30.955145        33.102467            268
   01/01/2011 to 12/31/2011........    33.102467        33.545974            251
   01/01/2012 to 12/31/2012........    33.545974        36.785309            235
   01/01/2013 to 12/31/2013........    36.785309        43.281634            226
   01/01/2014 to 12/31/2014........    43.281634        46.692589              0
   01/01/2015 to 12/31/2015........    46.692589        46.724670              0
   01/01/2016 to 12/31/2016........    46.724670        48.789238              0
   01/01/2017 to 12/31/2017........    48.789238        54.819809              0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account (Class B))
   01/01/2008 to 12/31/2008........     3.481854         2.059813         73,302
   01/01/2009 to 12/31/2009........     2.059813         2.652753         58,729
   01/01/2010 to 12/31/2010........     2.652753         2.898980         54,635
   01/01/2011 to 12/31/2011........     2.898980         2.714949         50,514
   01/01/2012 to 12/31/2012........     2.714949         2.990631         44,750
   01/01/2013 to 12/31/2013........     2.990631         3.901517         16,486
   01/01/2014 to 12/31/2014........     3.901517         4.211777         13,130
   01/01/2015 to 12/31/2015........     4.211777         4.208368              0
   01/01/2016 to 12/31/2016........     4.208368         4.407259              0
   01/01/2017 to 12/31/2017........     4.407259         5.122636              0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account (Class E))
   01/01/2008 to 12/31/2008........     3.523249         2.086441         33,480
   01/01/2009 to 12/31/2009........     2.086441         2.690655         30,113
   01/01/2010 to 12/31/2010........     2.690655         2.943176         29,631
   01/01/2011 to 12/31/2011........     2.943176         2.758928         27,930
   01/01/2012 to 12/31/2012........     2.758928         3.041354         10,215
   01/01/2013 to 12/31/2013........     3.041354         3.972741              0
   01/01/2014 to 12/31/2014........     3.972741         4.292279              0
   01/01/2015 to 12/31/2015........     4.292279         4.294049              0
   01/01/2016 to 12/31/2016........     4.294049         4.501055              0
   01/01/2017 to 12/31/2017........     4.501055         5.236520              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
   01/01/2008 to 12/31/2008........     6.473410         3.969669               0
   01/01/2009 to 12/31/2009........     3.969669         4.628745               0
   01/01/2010 to 12/31/2010........     4.628745         5.092045               0
   01/01/2011 to 12/31/2011........     5.092045         4.994173           5,856
   01/01/2012 to 12/31/2012........     4.994173         5.540173           5,856
   01/01/2013 to 12/31/2013........     5.540173         7.277671               0
   01/01/2014 to 12/31/2014........     7.277671         8.080794               0
   01/01/2015 to 12/31/2015........     8.080794         8.260205               0
   01/01/2016 to 12/31/2016........     8.260205         8.749338               0
   01/01/2017 to 12/31/2017........     8.749338        10.437447               0
Clarion Global Real Estate Sub-Account
   01/01/2008 to 12/31/2008........    15.830068         9.031329          15,525
   01/01/2009 to 12/31/2009........     9.031329        11.903521           6,588
   01/01/2010 to 12/31/2010........    11.903521        13.520294          11,015
   01/01/2011 to 12/31/2011........    13.520294        12.487734          10,165
   01/01/2012 to 12/31/2012........    12.487734        15.389257           9,342
   01/01/2013 to 12/31/2013........    15.389257        15.588127           4,124
   01/01/2014 to 12/31/2014........    15.588127        17.272118           1,457
   01/01/2015 to 12/31/2015........    17.272118        16.659426               0
   01/01/2016 to 12/31/2016........    16.659426        16.439431               0
   01/01/2017 to 12/31/2017........    16.439431        17.810856               0
ClearBridge Aggressive Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     0.750973         0.447703          82,332
   01/01/2009 to 12/31/2009........     0.447703         0.582319          79,914
   01/01/2010 to 12/31/2010........     0.582319         0.705161         126,645
   01/01/2011 to 12/31/2011........     0.705161         0.712250          85,962
   01/01/2012 to 12/31/2012........     0.712250         0.825611          85,953
   01/01/2013 to 12/31/2013........     0.825611         1.175961          39,749
   01/01/2014 to 12/31/2014........     1.175961         1.367714          10,009
   01/01/2015 to 12/31/2015........     1.367714         1.283940           4,676
   01/01/2016 to 12/31/2016........     1.283940         1.289668               0
   01/01/2017 to 12/31/2017........     1.289668         1.493943               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
   01/01/2008 to 12/31/2008........   145.542773        82.574883             919
   01/01/2009 to 12/31/2009........    82.574883       115.395552           1,411
   01/01/2010 to 12/31/2010........   115.395552       123.493975             770
   01/01/2011 to 12/31/2011........   123.493975       111.696422             692
   01/01/2012 to 12/31/2012........   111.696422       133.853446             640
   01/01/2013 to 12/31/2013........   133.853446       168.634099               0
   01/01/2014 to 04/25/2014........   168.634099       175.157957               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
Mason Value Equity Sub-Account (Class B))
   01/01/2008 to 12/31/2008........     8.680398         3.853354             744
   01/01/2009 to 12/31/2009........     3.853354         5.200772           1,305
   01/01/2010 to 12/31/2010........     5.200772         5.460836               0
   01/01/2011 to 04/29/2011........     5.460836         5.791437               0
ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........     0.585357         0.528166          60,041
   01/01/2012 to 12/31/2012........     0.528166         0.612534          60,041
   01/01/2013 to 12/31/2013........     0.612534         0.873948               0
   01/01/2014 to 12/31/2014........     0.873948         1.016899               0
   01/01/2015 to 12/31/2015........     1.016899         0.955109               0
   01/01/2016 to 12/31/2016........     0.955109         0.960828               0
   01/01/2017 to 12/31/2017........     0.960828         1.114286               0
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
Mason Value Equity Sub-Account (Class E))
   01/01/2008 to 12/31/2008........     0.876417         0.389387               0
   01/01/2009 to 12/31/2009........     0.389387         0.525515               0
   01/01/2010 to 12/31/2010........     0.525515         0.551998               0
   01/01/2011 to 04/29/2011........     0.551998         0.585463               0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    43.096000        22.830686           1,172
   01/01/2009 to 12/31/2009........    22.830686        33.291259           2,998
   01/01/2010 to 12/31/2010........    33.291259        37.450504             219
   01/01/2011 to 12/31/2011........    37.450504        35.448373             204
   01/01/2012 to 12/31/2012........    35.448373        38.380464              54
   01/01/2013 to 12/31/2013........    38.380464        49.723243              42
   01/01/2014 to 12/31/2014........    49.723243        53.931419               0
   01/01/2015 to 12/31/2015........    53.931419        54.131722               0
   01/01/2016 to 12/31/2016........    54.131722        55.685013               0
   01/01/2017 to 12/31/2017........    55.685013        68.060974               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Harris Oakmark International Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     1.854805         1.072522         78,472
   01/01/2009 to 12/31/2009........     1.072522         1.626887         57,764
   01/01/2010 to 12/31/2010........     1.626887         1.852837         21,018
   01/01/2011 to 12/31/2011........     1.852837         1.554180         16,509
   01/01/2012 to 12/31/2012........     1.554180         1.964897         22,858
   01/01/2013 to 12/31/2013........     1.964897         2.508220         12,189
   01/01/2014 to 12/31/2014........     2.508220         2.311567          9,300
   01/01/2015 to 12/31/2015........     2.311567         2.159001              0
   01/01/2016 to 12/31/2016........     2.159001         2.284736              0
   01/01/2017 to 12/31/2017........     2.284736         2.915299              0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.010580         1.042242              0
   01/01/2013 to 12/31/2013........     1.042242         1.038538              0
   01/01/2014 to 12/31/2014........     1.038538         1.072636              0
   01/01/2015 to 12/31/2015........     1.072636         1.005168              0
   01/01/2016 to 12/31/2016........     1.005168         1.098508              0
   01/01/2017 to 12/31/2017........     1.098508         1.182144              0
Invesco Small Cap Growth Sub-account
   01/01/2008 to 12/31/2008........     1.525233         0.914110              0
   01/01/2009 to 12/31/2009........     0.914110         1.196642              0
   01/01/2010 to 12/31/2010........     1.196642         1.477129              0
   01/01/2011 to 12/31/2011........     1.477129         1.429425              0
   01/01/2012 to 12/31/2012........     1.429425         1.653064              0
   01/01/2013 to 12/31/2013........     1.653064         2.266804              0
   01/01/2014 to 12/31/2014........     2.266804         2.392897              0
   01/01/2015 to 12/31/2015........     2.392897         2.300799              0
   01/01/2016 to 12/31/2016........     2.300799         2.508101              0
   01/01/2017 to 12/31/2017........     2.508101         3.075262              0
Jennison Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     0.510431         0.316809         48,888
   01/01/2009 to 12/31/2009........     0.316809         0.432530         73,025
   01/01/2010 to 12/31/2010........     0.432530         0.470995              0
   01/01/2011 to 12/31/2011........     0.470995         0.461788              0
   01/01/2012 to 12/31/2012........     0.461788         0.521960              0
   01/01/2013 to 12/31/2013........     0.521960         0.698163              0
   01/01/2014 to 12/31/2014........     0.698163         0.742685              0
   01/01/2015 to 12/31/2015........     0.742685         0.803097              0
   01/01/2016 to 12/31/2016........     0.803097         0.784602              0
   01/01/2017 to 12/31/2017........     0.784602         1.051504              0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2008 to 12/31/2008........     9.767408         5.164859          2,531
   01/01/2009 to 12/31/2009........     5.164859         7.260554          6,704
   01/01/2010 to 12/31/2010........     7.260554         7.770062              0
   01/01/2011 to 12/31/2011........     7.770062         7.496385              0
   01/01/2012 to 04/27/2012........     7.496385         8.411474              0
Jennison Growth Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     0.512608         0.318025         12,184
   01/01/2009 to 12/31/2009........     0.318025         0.435181         11,659
   01/01/2010 to 12/31/2010........     0.435181         0.474425         12,350
   01/01/2011 to 12/31/2011........     0.474425         0.465547         70,676
   01/01/2012 to 12/31/2012........     0.465547         0.526309         59,026
   01/01/2013 to 12/31/2013........     0.526309         0.704861              0
   01/01/2014 to 12/31/2014........     0.704861         0.750596              0
   01/01/2015 to 12/31/2015........     0.750596         0.812570              0
   01/01/2016 to 12/31/2016........     0.812570         0.794783              0
   01/01/2017 to 12/31/2017........     0.794783         1.066184              0
JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.012635         1.044277              0
   01/01/2013 to 12/31/2013........     1.044277         1.133792              0
   01/01/2014 to 12/31/2014........     1.133792         1.186490              0
   01/01/2015 to 12/31/2015........     1.186490         1.171051              0
   01/01/2016 to 12/31/2016........     1.171051         1.178825              0
   01/01/2017 to 12/31/2017........     1.178825         1.345348              0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    12.509091        13.674038              0
   01/01/2014 to 12/31/2014........    13.674038        13.840267              0
   01/01/2015 to 12/31/2015........    13.840267        13.705301              0
   01/01/2016 to 12/31/2016........    13.705301        14.047564              0
   01/01/2017 to 12/31/2017........    14.047564        16.899414              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.997589         7.942507              0
   01/01/2009 to 12/31/2009........     7.942507         9.931910              0
   01/01/2010 to 12/31/2010........     9.931910        10.864348              0
   01/01/2011 to 12/31/2011........    10.864348        10.855279              0
   01/01/2012 to 12/31/2012........    10.855279        11.944370            420
   01/01/2013 to 04/26/2013........    11.944370        12.436309              0
Loomis Sayles Small Cap Core Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     3.161190         1.977202         47,137
   01/01/2009 to 12/31/2009........     1.977202         2.513023         45,297
   01/01/2010 to 12/31/2010........     2.513023         3.127297         38,498
   01/01/2011 to 12/31/2011........     3.127297         3.069740         36,604
   01/01/2012 to 12/31/2012........     3.069740         3.431032         35,653
   01/01/2013 to 12/31/2013........     3.431032         4.721982          4,862
   01/01/2014 to 12/31/2014........     4.721982         4.780980          4,981
   01/01/2015 to 12/31/2015........     4.780980         4.595454              0
   01/01/2016 to 12/31/2016........     4.595454         5.348368              0
   01/01/2017 to 12/31/2017........     5.348368         6.014959              0
Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     3.193754         1.999579         16,354
   01/01/2009 to 12/31/2009........     1.999579         2.543887          3,025
   01/01/2010 to 12/31/2010........     2.543887         3.168952          2,405
   01/01/2011 to 12/31/2011........     3.168952         3.113785          1,845
   01/01/2012 to 12/31/2012........     3.113785         3.483656              0
   01/01/2013 to 12/31/2013........     3.483656         4.799240              0
   01/01/2014 to 12/31/2014........     4.799240         4.863854              0
   01/01/2015 to 12/31/2015........     4.863854         4.679946              0
   01/01/2016 to 12/31/2016........     4.679946         5.452059              0
   01/01/2017 to 12/31/2017........     5.452059         6.137656              0
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........     1.059511         0.608244         85,025
   01/01/2009 to 12/31/2009........     0.608244         0.771582         40,646
   01/01/2010 to 12/31/2010........     0.771582         0.991420         76,624
   01/01/2011 to 12/31/2011........     0.991420         0.996515         75,304
   01/01/2012 to 12/31/2012........     0.996515         1.080906         64,043
   01/01/2013 to 12/31/2013........     1.080906         1.568969         41,811
   01/01/2014 to 12/31/2014........     1.568969         1.549167          6,129
   01/01/2015 to 12/31/2015........     1.549167         1.537084          3,510
   01/01/2016 to 12/31/2016........     1.537084         1.594564              0
   01/01/2017 to 12/31/2017........     1.594564         1.976212              0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
   01/01/2008 to 12/31/2008........     1.284048         1.326761         62,767
   01/01/2009 to 12/31/2009........     1.326761         1.362525         51,250
   01/01/2010 to 12/31/2010........     1.362525         1.408765         50,577
   01/01/2011 to 12/31/2011........     1.408765         1.478568         33,325
   01/01/2012 to 12/31/2012........     1.478568         1.498651              0
   01/01/2013 to 12/31/2013........     1.498651         1.428923              0
   01/01/2014 to 12/31/2014........     1.428923         1.474408              0
   01/01/2015 to 12/31/2015........     1.474408         1.443616              0
   01/01/2016 to 12/31/2016........     1.443616         1.442426              0
   01/01/2017 to 12/31/2017........     1.442426         1.452954              0
MetLife Mid Cap Stock Index Sub-Account
   01/01/2008 to 12/31/2008........     1.559085         0.970241         14,832
   01/01/2009 to 12/31/2009........     0.970241         1.298177         12,943
   01/01/2010 to 12/31/2010........     1.298177         1.600078         11,311
   01/01/2011 to 12/31/2011........     1.600078         1.531086         10,616
   01/01/2012 to 12/31/2012........     1.531086         1.757129          9,460
   01/01/2013 to 12/31/2013........     1.757129         2.283230              0
   01/01/2014 to 12/31/2014........     2.283230         2.439598              0
   01/01/2015 to 12/31/2015........     2.439598         2.323948              0
   01/01/2016 to 12/31/2016........     2.323948         2.731219              0
   01/01/2017 to 12/31/2017........     2.731219         3.089549              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife MSCI EAFE(R) Index Sub-Account (previously Index MSCI EAFE(R) Index
Sub-Account)
   01/01/2008 to 12/31/2008........     1.551944         0.877433          34,321
   01/01/2009 to 12/31/2009........     0.877433         1.101145          20,955
   01/01/2010 to 12/31/2010........     1.101145         1.162441          12,483
   01/01/2011 to 12/31/2011........     1.162441         0.993339          14,676
   01/01/2012 to 12/31/2012........     0.993339         1.146745          10,475
   01/01/2013 to 12/31/2013........     1.146745         1.363218               0
   01/01/2014 to 12/31/2014........     1.363218         1.249965               0
   01/01/2015 to 12/31/2015........     1.249965         1.207111               0
   01/01/2016 to 12/31/2016........     1.207111         1.192654               0
   01/01/2017 to 12/31/2017........     1.192654         1.453881               0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    10.755316        11.185657               0
   01/01/2014 to 12/31/2014........    11.185657        11.955623               0
   01/01/2015 to 12/31/2015........    11.955623        11.553721               0
   01/01/2016 to 12/31/2016........    11.553721        11.795271               0
   01/01/2017 to 12/31/2017........    11.795271        13.332965               0
MetLife Russell 2000(R) Index Sub-Account (previously Russell 2000(R) Index
Sub-Account)
   01/01/2008 to 12/31/2008........     1.656911         1.074995           8,776
   01/01/2009 to 12/31/2009........     1.074995         1.321448           8,114
   01/01/2010 to 12/31/2010........     1.321448         1.636299           6,931
   01/01/2011 to 12/31/2011........     1.636299         1.532133           3,561
   01/01/2012 to 12/31/2012........     1.532133         1.739186           1,887
   01/01/2013 to 12/31/2013........     1.739186         2.350980               0
   01/01/2014 to 12/31/2014........     2.350980         2.409784               0
   01/01/2015 to 12/31/2015........     2.409784         2.251454               0
   01/01/2016 to 12/31/2016........     2.251454         2.664163               0
   01/01/2017 to 12/31/2017........     2.664163         2.981432               0
MetLife Stock Index Sub-Account
   01/01/2008 to 12/31/2008........     3.860633         2.369252          13,241
   01/01/2009 to 12/31/2009........     2.369252         2.918457          10,846
   01/01/2010 to 12/31/2010........     2.918457         3.268693          10,300
   01/01/2011 to 12/31/2011........     3.268693         3.250003           4,282
   01/01/2012 to 12/31/2012........     3.250003         3.669398           2,301
   01/01/2013 to 12/31/2013........     3.669398         4.727435           2,217
   01/01/2014 to 12/31/2014........     4.727435         5.230334               0
   01/01/2015 to 12/31/2015........     5.230334         5.163249               0
   01/01/2016 to 12/31/2016........     5.163249         5.625834               0
   01/01/2017 to 12/31/2017........     5.625834         6.672351               0
MFS(R) Research International Sub-Account
   01/01/2008 to 12/31/2008........     1.695257         0.955712          32,991
   01/01/2009 to 12/31/2009........     0.955712         1.230029          27,661
   01/01/2010 to 12/31/2010........     1.230029         1.340515          24,286
   01/01/2011 to 12/31/2011........     1.340515         1.170885          23,218
   01/01/2012 to 12/31/2012........     1.170885         1.336633          17,432
   01/01/2013 to 12/31/2013........     1.336633         1.559355           5,250
   01/01/2014 to 12/31/2014........     1.559355         1.419406           1,345
   01/01/2015 to 12/31/2015........     1.419406         1.363885               0
   01/01/2016 to 12/31/2016........     1.363885         1.322527               0
   01/01/2017 to 12/31/2017........     1.322527         1.658115               0
MFS(R) Total Return Sub-Account
   01/01/2008 to 12/31/2008........     3.894126         2.957847          19,407
   01/01/2009 to 12/31/2009........     2.957847         3.423105          14,618
   01/01/2010 to 12/31/2010........     3.423105         3.676751          14,482
   01/01/2011 to 12/31/2011........     3.676751         3.674575          12,613
   01/01/2012 to 12/31/2012........     3.674575         4.000663           9,400
   01/01/2013 to 12/31/2013........     4.000663         4.645455             764
   01/01/2014 to 12/31/2014........     4.645455         4.924451               0
   01/01/2015 to 12/31/2015........     4.924451         4.798042               0
   01/01/2016 to 12/31/2016........     4.798042         5.112459               0
   01/01/2017 to 12/31/2017........     5.112459         5.610120               0
MFS(R) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large Cap Value
Sub-Account (Class B))
   01/01/2008 to 12/31/2008........     1.401599         0.889641         107,847
   01/01/2009 to 12/31/2009........     0.889641         0.966481          68,989
   01/01/2010 to 12/31/2010........     0.966481         1.029849          46,716
   01/01/2011 to 12/31/2011........     1.029849         1.028135          36,588
   01/01/2012 to 12/31/2012........     1.028135         1.146135          26,204
   01/01/2013 to 12/31/2013........     1.146135         1.477138          22,542
   01/01/2014 to 12/31/2014........     1.477138         1.585184          21,950
   01/01/2015 to 12/31/2015........     1.585184         1.454878               0
   01/01/2016 to 12/31/2016........     1.454878         1.680778               0
   01/01/2017 to 12/31/2017........     1.680778         1.765193               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MFS(R) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large Cap Value
Sub-Account (Class E))
   01/01/2008 to 12/31/2008........   1.409640           0.895719         33,458
   01/01/2009 to 12/31/2009........   0.895719           0.974159         10,955
   01/01/2010 to 12/31/2010........   0.974159           1.038767         11,464
   01/01/2011 to 12/31/2011........   1.038767           1.037827          8,899
   01/01/2012 to 12/31/2012........   1.037827           1.158650              0
   01/01/2013 to 12/31/2013........   1.158650           1.494860              0
   01/01/2014 to 12/31/2014........   1.494860           1.605492              0
   01/01/2015 to 12/31/2015........   1.605492           1.475266              0
   01/01/2016 to 12/31/2016........   1.475266           1.704955              0
   01/01/2017 to 12/31/2017........   1.704955           1.793294              0
MFS(R) Value Sub-Account (Class B)
   01/01/2008 to 12/31/2008........   1.298036           0.841760         59,629
   01/01/2009 to 12/31/2009........   0.841760           0.992946         32,506
   01/01/2010 to 12/31/2010........   0.992946           1.079941         18,078
   01/01/2011 to 12/31/2011........   1.079941           1.063240         15,580
   01/01/2012 to 12/31/2012........   1.063240           1.209700         16,954
   01/01/2013 to 12/31/2013........   1.209700           1.602147         22,007
   01/01/2014 to 12/31/2014........   1.602147           1.732822          8,223
   01/01/2015 to 12/31/2015........   1.732822           1.688935              0
   01/01/2016 to 12/31/2016........   1.688935           1.885072              0
   01/01/2017 to 12/31/2017........   1.885072           2.168422              0
MFS(R) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class
B))
   01/01/2008 to 12/31/2008........   2.836590           1.689700         18,371
   01/01/2009 to 12/31/2009........   1.689700           2.008080         21,699
   01/01/2010 to 12/31/2010........   2.008080           2.244884          8,108
   01/01/2011 to 12/31/2011........   2.244884           2.055913         11,192
   01/01/2012 to 12/31/2012........   2.055913           2.322064          9,367
   01/01/2013 to 04/26/2013........   2.322064           2.549998              0
MFS(R) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........   9.997589           6.563810              0
   01/01/2009 to 12/31/2009........   6.563810           8.018802              0
   01/01/2010 to 12/31/2010........   8.018802           8.709116              0
   01/01/2011 to 12/31/2011........   8.709116           8.473386              0
   01/01/2012 to 12/31/2012........   8.473386           9.441471              0
   01/01/2013 to 04/26/2013........   9.441471          10.316027              0
MFS(R) Value Sub-Account (Class E)
   01/01/2008 to 12/31/2008........   1.309543           0.850402         11,924
   01/01/2009 to 12/31/2009........   0.850402           1.003855         11,597
   01/01/2010 to 12/31/2010........   1.003855           1.092534         10,414
   01/01/2011 to 12/31/2011........   1.092534           1.077422          1,542
   01/01/2012 to 12/31/2012........   1.077422           1.226627              0
   01/01/2013 to 12/31/2013........   1.226627           1.627540              0
   01/01/2014 to 12/31/2014........   1.627540           1.761338              0
   01/01/2015 to 12/31/2015........   1.761338           1.718349              0
   01/01/2016 to 12/31/2016........   1.718349           1.919676              0
   01/01/2017 to 12/31/2017........   1.919676           2.212305              0
MFS(R) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class
E))
   01/01/2008 to 12/31/2008........   2.870598           1.711892         11,374
   01/01/2009 to 12/31/2009........   1.711892           2.037340              0
   01/01/2010 to 12/31/2010........   2.037340           2.279967              0
   01/01/2011 to 12/31/2011........   2.279967           2.089982              0
   01/01/2012 to 12/31/2012........   2.089982           2.362958              0
   01/01/2013 to 04/26/2013........   2.362958           2.595828              0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........   1.158542           1.338433         63,717
   01/01/2011 to 12/31/2011........   1.338433           1.218728         80,789
   01/01/2012 to 12/31/2012........   1.218728           1.302717         74,173
   01/01/2013 to 12/31/2013........   1.302717           1.771698         26,662
   01/01/2014 to 12/31/2014........   1.771698           1.750717          3,164
   01/01/2015 to 12/31/2015........   1.750717           1.626592          3,164
   01/01/2016 to 12/31/2016........   1.626592           1.456573              0
   01/01/2017 to 12/31/2017........   1.456573           1.993725              0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2008 to 12/31/2008........   1.865975           0.813441         37,748
   01/01/2009 to 12/31/2009........   0.813441           1.062568         31,613
   01/01/2010 to 04/30/2010........   1.062568           1.147009              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Neuberger Berman Genesis Sub-account (Class B)
   01/01/2008 to 12/31/2008........     1.907462         1.146425         36,889
   01/01/2009 to 12/31/2009........     1.146425         1.265404         18,494
   01/01/2010 to 12/31/2010........     1.265404         1.502074         18,052
   01/01/2011 to 12/31/2011........     1.502074         1.550375         14,115
   01/01/2012 to 12/31/2012........     1.550375         1.664372         10,374
   01/01/2013 to 12/31/2013........     1.664372         2.249955              0
   01/01/2014 to 12/31/2014........     2.249955         2.194376              0
   01/01/2015 to 12/31/2015........     2.194376         2.154782              0
   01/01/2016 to 12/31/2016........     2.154782         2.495634              0
   01/01/2017 to 12/31/2017........     2.495634         2.819625              0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
   01/01/2008 to 12/31/2008........     1.492057         0.900477         48,776
   01/01/2009 to 12/31/2009........     0.900477         1.204711         11,269
   01/01/2010 to 12/31/2010........     1.204711         1.447914              0
   01/01/2011 to 12/31/2011........     1.447914         1.341731              0
   01/01/2012 to 12/31/2012........     1.341731         1.381750              0
   01/01/2013 to 04/26/2013........     1.381750         1.494393              0
Neuberger Berman Genesis Sub-account (Class E)
   01/01/2008 to 12/31/2008........     1.918527         1.154097         42,289
   01/01/2009 to 12/31/2009........     1.154097         1.274853         29,447
   01/01/2010 to 12/31/2010........     1.274853         1.514671         26,313
   01/01/2011 to 12/31/2011........     1.514671         1.564144         22,367
   01/01/2012 to 12/31/2012........     1.564144         1.681424          3,785
   01/01/2013 to 12/31/2013........     1.681424         2.276036              0
   01/01/2014 to 12/31/2014........     2.276036         2.222255              0
   01/01/2015 to 12/31/2015........     2.222255         2.183203              0
   01/01/2016 to 12/31/2016........     2.183203         2.531663              0
   01/01/2017 to 12/31/2017........     2.531663         2.863473              0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    18.547315        10.784023          2,383
   01/01/2009 to 12/31/2009........    10.784023        14.748150          4,099
   01/01/2010 to 12/31/2010........    14.748150        16.725325          2,921
   01/01/2011 to 12/31/2011........    16.725325        14.986698          2,639
   01/01/2012 to 12/31/2012........    14.986698        17.763099          2,639
   01/01/2013 to 12/31/2013........    17.763099        22.088120          1,139
   01/01/2014 to 12/31/2014........    22.088120        22.070343            249
   01/01/2015 to 12/31/2015........    22.070343        22.439749            249
   01/01/2016 to 12/31/2016........    22.439749        22.002142              0
   01/01/2017 to 12/31/2017........    22.002142        29.432004              0
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.997589         6.533132              0
   01/01/2009 to 12/31/2009........     6.533132         8.475766              0
   01/01/2010 to 12/31/2010........     8.475766         8.926452              0
   01/01/2011 to 12/31/2011........     8.926452         8.130261              0
   01/01/2012 to 12/31/2012........     8.130261         9.719097              0
   01/01/2013 to 04/26/2013........     9.719097        10.306167              0
PanAgora Global Diversified Risk Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.999699         1.029884              0
   01/01/2015 to 12/31/2015........     1.029884         0.952289              0
   01/01/2016 to 12/31/2016........     0.952289         1.035192              0
   01/01/2017 to 12/31/2017........     1.035192         1.140312              0
PIMCO Inflation Protection Bond Sub-Account
   01/01/2008 to 12/31/2008........    11.684976        10.642558         16,757
   01/01/2009 to 12/31/2009........    10.642558        12.290123         16,365
   01/01/2010 to 12/31/2010........    12.290123        12.955838         16,932
   01/01/2011 to 12/31/2011........    12.955838        14.086796         18,730
   01/01/2012 to 12/31/2012........    14.086796        15.036946         19,288
   01/01/2013 to 12/31/2013........    15.036946        13.345330            578
   01/01/2014 to 12/31/2014........    13.345330        13.432628             19
   01/01/2015 to 12/31/2015........    13.432628        12.731620              0
   01/01/2016 to 12/31/2016........    12.731620        13.075315              0
   01/01/2017 to 12/31/2017........    13.075315        13.235145              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
PIMCO Total Return Sub-Account
   01/01/2008 to 12/31/2008........     1.261366         1.238905          73,469
   01/01/2009 to 12/31/2009........     1.238905         1.430456          87,655
   01/01/2010 to 12/31/2010........     1.430456         1.513669          72,989
   01/01/2011 to 12/31/2011........     1.513669         1.527756          72,765
   01/01/2012 to 12/31/2012........     1.527756         1.632884          88,732
   01/01/2013 to 12/31/2013........     1.632884         1.566755          41,022
   01/01/2014 to 12/31/2014........     1.566755         1.596910          24,239
   01/01/2015 to 12/31/2015........     1.596910         1.562239               0
   01/01/2016 to 12/31/2016........     1.562239         1.568129               0
   01/01/2017 to 12/31/2017........     1.568129         1.603144               0
Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012........    10.686059        10.793183               0
   01/01/2013 to 12/31/2013........    10.793183        10.081120               0
   01/01/2014 to 12/31/2014........    10.081120        10.606986               0
   01/01/2015 to 12/31/2015........    10.606986        10.420799               0
   01/01/2016 to 12/31/2016........    10.420799        10.328333               0
   01/01/2017 to 12/31/2017........    10.328333        10.366897               0
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(R) Managed Risk Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    10.213865        10.693058               0
   01/01/2014 to 12/31/2014........    10.693058        11.364266               0
   01/01/2015 to 12/31/2015........    11.364266        10.977845               0
   01/01/2016 to 12/31/2016........    10.977845        11.229308               0
   01/01/2017 to 12/31/2017........    11.229308        12.795187               0
Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012........     1.010613         1.062291               0
   01/01/2013 to 12/31/2013........     1.062291         1.144248               0
   01/01/2014 to 12/31/2014........     1.144248         1.205978               0
   01/01/2015 to 12/31/2015........     1.205978         1.169364               0
   01/01/2016 to 12/31/2016........     1.169364         1.208588               0
   01/01/2017 to 12/31/2017........     1.208588         1.351394               0
SSGA Growth and Income ETF Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    11.392034         8.350805               0
   01/01/2009 to 12/31/2009........     8.350805        10.202154               0
   01/01/2010 to 12/31/2010........    10.202154        11.201756               0
   01/01/2011 to 12/31/2011........    11.201756        11.074793               0
   01/01/2012 to 12/31/2012........    11.074793        12.224092               0
   01/01/2013 to 12/31/2013........    12.224092        13.504487               0
   01/01/2014 to 12/31/2014........    13.504487        13.978411               0
   01/01/2015 to 12/31/2015........    13.978411        13.405758               0
   01/01/2016 to 12/31/2016........    13.405758        13.872604               0
   01/01/2017 to 12/31/2017........    13.872604        15.724032               0
SSGA Growth ETF Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    11.676430         7.655988               0
   01/01/2009 to 12/31/2009........     7.655988         9.668742               0
   01/01/2010 to 12/31/2010........     9.668742        10.797232               0
   01/01/2011 to 12/31/2011........    10.797232        10.337860               0
   01/01/2012 to 12/31/2012........    10.337860        11.631841               0
   01/01/2013 to 12/31/2013........    11.631841        13.435197               0
   01/01/2014 to 12/31/2014........    13.435197        13.849790               0
   01/01/2015 to 12/31/2015........    13.849790        13.235272               0
   01/01/2016 to 12/31/2016........    13.235272        13.838014               0
   01/01/2017 to 12/31/2017........    13.838014        16.196116               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........     1.412816         0.801498          71,794
   01/01/2009 to 12/31/2009........     0.801498         1.121497          81,346
   01/01/2010 to 12/31/2010........     1.121497         1.280806          77,253
   01/01/2011 to 12/31/2011........     1.280806         1.236261          73,507
   01/01/2012 to 12/31/2012........     1.236261         1.435047          69,098
   01/01/2013 to 12/31/2013........     1.435047         1.948079          26,660
   01/01/2014 to 12/31/2014........     1.948079         2.073883          10,015
   01/01/2015 to 12/31/2015........     2.073883         2.242032           5,726
   01/01/2016 to 12/31/2016........     2.242032         2.226842               0
   01/01/2017 to 12/31/2017........     2.226842         2.907839               0
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
   01/01/2008 to 12/31/2008........     0.605850         0.329184          86,392
   01/01/2009 to 12/31/2009........     0.329184         0.511936         101,171
   01/01/2010 to 12/31/2010........     0.511936         0.639481         141,985
   01/01/2011 to 12/31/2011........     0.639481         0.563688         129,778
   01/01/2012 to 12/31/2012........     0.563688         0.618175         121,081
   01/01/2013 to 04/26/2013........     0.618175         0.644797               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........   0.924469         0.544831          195,827
   01/01/2009 to 12/31/2009........   0.544831         0.775332          211,450
   01/01/2010 to 12/31/2010........   0.775332         0.968444          221,911
   01/01/2011 to 12/31/2011........   0.968444         0.931801          177,696
   01/01/2012 to 12/31/2012........   0.931801         1.036131          155,380
   01/01/2013 to 12/31/2013........   1.036131         1.384357           34,374
   01/01/2014 to 12/31/2014........   1.384357         1.527233           19,088
   01/01/2015 to 12/31/2015........   1.527233         1.593703            3,986
   01/01/2016 to 12/31/2016........   1.593703         1.655929                0
   01/01/2017 to 12/31/2017........   1.655929         2.020849                0
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........   1.458512         0.908519           20,676
   01/01/2009 to 12/31/2009........   0.908519         1.232119           31,051
   01/01/2010 to 12/31/2010........   1.232119         1.623134           67,344
   01/01/2011 to 12/31/2011........   1.623134         1.610863           68,008
   01/01/2012 to 12/31/2012........   1.610863         1.826301           71,426
   01/01/2013 to 12/31/2013........   1.826301         2.575747           29,271
   01/01/2014 to 12/31/2014........   2.575747         2.687167            4,534
   01/01/2015 to 12/31/2015........   2.687167         2.693455            2,138
   01/01/2016 to 12/31/2016........   2.693455         2.937398                0
   01/01/2017 to 12/31/2017........   2.937398         3.521241                0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2008 to 12/31/2008........   2.478212         1.273177           52,528
   01/01/2009 to 12/31/2009........   1.273177         1.840081           51,117
   01/01/2010 to 12/31/2010........   1.840081         2.268988           32,020
   01/01/2011 to 12/31/2011........   2.268988         2.071558           29,697
   01/01/2012 to 04/27/2012........   2.071558         2.284875                0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012........   2.273575         2.324714           15,304
   01/01/2013 to 12/31/2013........   2.324714         2.963329           14,116
   01/01/2014 to 12/31/2014........   2.963329         3.178391           11,747
   01/01/2015 to 12/31/2015........   3.178391         2.829963                0
   01/01/2016 to 12/31/2016........   2.829963         3.197597                0
   01/01/2017 to 12/31/2017........   3.197597         3.424613                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   01/01/2008 to 12/31/2008........   1.903070         1.578157           60,980
   01/01/2009 to 12/31/2009........   1.578157         2.036211           76,703
   01/01/2010 to 12/31/2010........   2.036211         2.240017           81,231
   01/01/2011 to 12/31/2011........   2.240017         2.319274           78,661
   01/01/2012 to 12/31/2012........   2.319274         2.524750           80,038
   01/01/2013 to 12/31/2013........   2.524750         2.490233           32,687
   01/01/2014 to 12/31/2014........   2.490233         2.564892           17,095
   01/01/2015 to 12/31/2015........   2.564892         2.458877                0
   01/01/2016 to 12/31/2016........   2.458877         2.605076                0
   01/01/2017 to 12/31/2017........   2.605076         2.750712                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
   01/01/2008 to 12/31/2008........   1.752167         1.395079           49,742
   01/01/2009 to 12/31/2009........   1.395079         1.866591           62,888
   01/01/2010 to 12/31/2010........   1.866591         2.062742           61,776
   01/01/2011 to 12/31/2011........   2.062742         2.107944           44,475
   01/01/2012 to 12/31/2012........   2.107944         2.328796           33,656
   01/01/2013 to 12/31/2013........   2.328796         2.459897           18,280
   01/01/2014 to 12/31/2014........   2.459897         2.522576           10,076
   01/01/2015 to 12/31/2015........   2.522576         2.414021            2,187
   01/01/2016 to 04/29/2016........   2.414021         2.480859                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2008 to 12/31/2008........   1.926046         1.599266           84,827
   01/01/2009 to 12/31/2009........   1.599266         2.064749           82,745
   01/01/2010 to 12/31/2010........   2.064749         2.274809           81,955
   01/01/2011 to 12/31/2011........   2.274809         2.357309           39,788
   01/01/2012 to 12/31/2012........   2.357309         2.566247           15,340
   01/01/2013 to 12/31/2013........   2.566247         2.533878                0
   01/01/2014 to 12/31/2014........   2.533878         2.612564                0
   01/01/2015 to 12/31/2015........   2.612564         2.507267                0
   01/01/2016 to 12/31/2016........   2.507267         2.660586                0
   01/01/2017 to 12/31/2017........   2.660586         2.810701                0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Western Asset Management U.S. Government Sub-Account (Class B)
   01/01/2008 to 12/31/2008........   1.493466         1.453107           75,312
   01/01/2009 to 12/31/2009........   1.453107         1.479491           82,218
   01/01/2010 to 12/31/2010........   1.479491         1.526794           65,499
   01/01/2011 to 12/31/2011........   1.526794         1.572312           56,951
   01/01/2012 to 12/31/2012........   1.572312         1.584790           57,256
   01/01/2013 to 12/31/2013........   1.584790         1.536270                0
   01/01/2014 to 12/31/2014........   1.536270         1.541165                0
   01/01/2015 to 12/31/2015........   1.541165         1.512257                0
   01/01/2016 to 12/31/2016........   1.512257         1.494459                0
   01/01/2017 to 12/31/2017........   1.494459         1.486530                0
Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2008 to 12/31/2008........   1.510762         1.471474           51,798
   01/01/2009 to 12/31/2009........   1.471474         1.499710           54,418
   01/01/2010 to 12/31/2010........   1.499710         1.550277           24,488
   01/01/2011 to 12/31/2011........   1.550277         1.596741           23,791
   01/01/2012 to 12/31/2012........   1.596741         1.610971                0
   01/01/2013 to 12/31/2013........   1.610971         1.564104                0
   01/01/2014 to 12/31/2014........   1.564104         1.569297                0
   01/01/2015 to 12/31/2015........   1.569297         1.541257                0
   01/01/2016 to 12/31/2016........   1.541257         1.525789                0
   01/01/2017 to 12/31/2017........   1.525789         1.519092                0





                                               AMERICAN FORERUNNER - 2.45
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds Bond Sub-Account
   01/01/2008 to 12/31/2008........    14.174025        12.537127           1,815
   01/01/2009 to 12/31/2009........    12.537127        13.775923             411
   01/01/2010 to 12/31/2010........    13.775923        14.308880             431
   01/01/2011 to 12/31/2011........    14.308880        14.815788             518
   01/01/2012 to 12/31/2012........    14.815788        15.232125             452
   01/01/2013 to 12/31/2013........    15.232125        14.542638             491
   01/01/2014 to 12/31/2014........    14.542638        14.939682             518
   01/01/2015 to 12/31/2015........    14.939682        14.618066             492
   01/01/2016 to 12/31/2016........    14.618066        14.684253             415
   01/01/2017 to 12/31/2017........    14.684253        14.854989               0
American Funds Global Small Capitalization Sub-Account
   01/01/2008 to 12/31/2008........     3.192383         1.447669         176,492
   01/01/2009 to 12/31/2009........     1.447669         2.278555         161,067
   01/01/2010 to 12/31/2010........     2.278555         2.721834         171,019
   01/01/2011 to 12/31/2011........     2.721834         2.147551         157,750
   01/01/2012 to 12/31/2012........     2.147551         2.476206         143,476
   01/01/2013 to 12/31/2013........     2.476206         3.099614          27,030
   01/01/2014 to 12/31/2014........     3.099614         3.088784          15,892
   01/01/2015 to 12/31/2015........     3.088784         3.022013           2,100
   01/01/2016 to 12/31/2016........     3.022013         3.010750           2,233
   01/01/2017 to 12/31/2017........     3.010750         3.698922               0
American Funds Growth Sub-Account
   01/01/2008 to 12/31/2008........    13.740443         7.511376          28,438
   01/01/2009 to 12/31/2009........     7.511376        10.218332          26,791
   01/01/2010 to 12/31/2010........    10.218332        11.833935          27,014
   01/01/2011 to 12/31/2011........    11.833935        11.054177          23,034
   01/01/2012 to 12/31/2012........    11.054177        12.714948          16,341
   01/01/2013 to 12/31/2013........    12.714948        16.142234           8,482
   01/01/2014 to 12/31/2014........    16.142234        17.091845           4,870
   01/01/2015 to 12/31/2015........    17.091845        17.821970             954
   01/01/2016 to 12/31/2016........    17.821970        19.040691             539
   01/01/2017 to 12/31/2017........    19.040691        23.838390               0

                                               AMERICAN FORERUNNER - 2.45
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds Growth-Income Sub-Account
   01/01/2008 to 12/31/2008........     9.339095         5.663246         40,734
   01/01/2009 to 12/31/2009........     5.663246         7.252627         29,423
   01/01/2010 to 12/31/2010........     7.252627         7.885906         28,187
   01/01/2011 to 12/31/2011........     7.885906         7.554597         25,399
   01/01/2012 to 12/31/2012........     7.554597         8.659456         17,651
   01/01/2013 to 12/31/2013........     8.659456        11.280740          4,119
   01/01/2014 to 12/31/2014........    11.280740        12.178351          2,175
   01/01/2015 to 12/31/2015........    12.178351        12.056447            882
   01/01/2016 to 12/31/2016........    12.056447        13.120123            779
   01/01/2017 to 12/31/2017........    13.120123        15.669359              0


DISCONTINUED ELIGIBLE FUNDS


Effective as of April 30, 3018:
Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio;
Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio) merged into Brighthouse Funds Trust I:
Schroders Global Multi-Asset Portfolio; and
Brighthouse Funds Trust II: MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) merged into Brighthouse Funds Trust II: MFS Value Portfolio.

Effective as of May 1, 2016:
Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio.


Effective as of April 28, 2014:
Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
B) (formerly Janus Forty Portfolio) merged, (a) for Contracts issued prior to May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class E), and (b) for Contracts issued on or after May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B); and

Met Investors Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (formerly MetLife Moderate to Aggressive Allocation Portfolio).

For more information about past Eligible Fund changes, please refer to "Investment Advice" in the Statement of Additional Information and the prospectuses for the Eligible Funds.

                                   APPENDIX A

                                 CONSUMER TIPS


DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.


DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.


MISCELLANEOUS


   Toll-free telephone service:   --   A recording of daily unit values is available by calling 1-800-333-2501.
                                  --   Fund transfers , address changes and changes of future purchase payment allocations can be made by calling 1-800-435-4117.
   Written Communications:        --   All communications and inquiries regarding address changes, premium payments, billing, fund transfers, withdrawals, maturities and any other processing matters relating to your Contract should be directed to:
                                       New England Life Insurance Company
                                       c/o Annuity Administrative Office
                                       P.O. Box 14594
                                       Des Moines, IA 50306-3594
                                       Fax: (515) 457-4301



   Internet Communications:   --   Fund transfers and future allocations can be made at
                                   www.brighthousefinancial.com

                                   APPENDIX B

                               WITHDRAWAL CHARGE

     The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.

     As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).

     We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                           CONTRACTS USED WITH TAX
JURISDICTION             QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
---------------------   ----------------------------   --------------------
California...........               0.50%1             2.35%
Florida..............               1.00%2             1.00%2
Maine3...............                 --               2.00%
Nevada...............                 --               3.50%
South Dakota4........                 --               1.25%
West Virginia........               1.00%              1.00%
Wyoming..............                 --               1.00%
Puerto Rico..........               1.00%5             1.00%5

----------
1  Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.

2 Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

3 Special rate of 1% applies to certified long-term care and qualified group disability policies.

4 Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

               GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the Eligible Funds. The examples do not reflect the deduction of fees and charges.

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes or tax penalties.

(1)   Withdrawal Adjustments to Annual Increase Amount

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving a Contract Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that entire withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 -- $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year--for example, two $5,000 withdrawals instead of one $10,000 withdrawal--and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(Based on the date a Contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits--Guaranteed Income Benefits.")

(2)   The 5% Annual Increase Amount

     Example
     -------

   Assume the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Owner's 91st birthday). At the tenth Contract Anniversary, when the Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

     Graphic Example: Determining a value upon which future income payments can
     --------------------------------------------------------------------------
   be based
   --------

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary prior to the Contract Owner's 91st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]




   (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the Contract Anniversary on or immediately after the Contract Owner's 85th birthday.)

(3)   The "Highest Anniversary Value" ("HAV")

     Example
     -------

   Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.

     Graphic Example: Determining a value upon which future income payments can
     --------------------------------------------------------------------------
   be based
   --------

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Contract Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Rate. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB Payment and the rider charge.

[GRAPHIC APPEARS HERE]




(4)   Putting it all together

     Example
     -------

   Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth Contract Anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields annuity payments of $591 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)

   Assume the owner chooses to exercise the GMIB Plus rider at the 21st contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 270% of the total purchase payments, which equals $270,000. Because the 5% Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($270,000) is used as the income base. The income base of $270,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 81, the income base of $270,000 would yield monthly payments of $1,607; if the owner were age 86, the income base of $270,000 would yield monthly payments of $1,877.)

   The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex (where permitted by law), and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

     Graphic Example
     ---------------

   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Income Bases and the Contract Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 91st birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary. (The GMIB II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 86th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary.)

[GRAPHIC APPEARS HERE]




   With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Contract Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Contract Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]




(5)   The Guaranteed Principal Option--GMIB Plus I and GMIB Plus II

   Initial Investment is $100,000. Assume that no withdrawals are taken. Assume that Contract Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

     The effect of exercising the Guaranteed Principal Option:

   1) A Guaranteed Principal Adjustment of $100,000 -- $50,000 = $50,000 is added to the Contract Value 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

   2) The GMIB Plus rider and rider fee terminates as of the date that the Adjustment is made to the Contract Value; the variable annuity contract continues.

   3) GMIB Plus Allocation and Transfer restrictions terminate as of the date that the Adjustment is made to the Contract Value.

[GRAPHIC APPEARS HERE]




----------
* Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Option.


(6)   The Optional Step-Up: Automatic Annual Step-Up--GMIB Plus II

   Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Up to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

     The effect of each Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets to the higher Contract Value;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Step-Up;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.

   The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is not permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:

   (1) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);

   (2)   The GMIB Plus II rider charge remains at its current level; and

   (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

[GRAPHIC APPEARS HERE]

                                   APPENDIX E

                     GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

     The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES, OR INCOME TAXES OR TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee a Contract Value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. LIFETIME WITHDRAWAL GUARANTEE

     1. WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

     Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Contract Value is reduced to zero.

     If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Contract Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

[GRAPHIC APPEARS HERE]




     2. WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

       a. Lifetime Withdrawal Guarantee II--Proportionate Reduction

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $80,000 -- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Contract Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.

     (Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Contract Value before that withdrawal.)

       b. Lifetime Withdrawal Guarantee I--Reduction to Contract Value

     Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $75,000 -- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 -- $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Contract Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Contract Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. LIFETIME WITHDRAWAL GUARANTEE--COMPOUNDING INCOME AMOUNT (FOR ALL STATES EXCEPT NEW YORK)

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

     If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

     If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).

     If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%). If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).

     (In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

[GRAPHIC APPEARS HERE]




C. LIFETIME WITHDRAWAL GUARANTEE--AUTOMATIC ANNUAL STEP-UPS AND 7.25% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

     At the first Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

     At the second Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

     Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).

     At the 10th Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Contract Value is less than $214,500. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).

D. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--6% COMPOUNDING INCOME AMOUNT

     Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

     If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

     If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).

     If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).

     If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).

[GRAPHIC APPEARS HERE]

E. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--AUTOMATIC ANNUAL STEP-UPS AND 6% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

     Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.

     At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

     At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

     Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Contract Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).

     At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Contract Value is less than $159,000. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).

[GRAPHIC APPEARS HERE]




F. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE BENEFIT BASE

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Contract Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -- $10,000 =

     $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000. Assume that the Contract Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Contract Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


G. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment
would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


H. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE ANNUAL BENEFIT PAYMENT

   1. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Contract Value by an additional $1,000, the account value would be reduced to $100,000 -- $9,000 -- $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Contract Value had increased to $150,000, the Contract Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


I. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE GUARANTEED WITHDRAWAL AMOUNT

     An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


J. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--PUTTING IT ALL TOGETHER

     1. WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Contract Value would be reduced to $50,000 -- $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 -- $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]




     2. WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $50,000 -- $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 -- $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the
Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Contract Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Contract Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]




K. ENHANCED GWB--HOW THE OPTIONAL RESET WORKS (MAY BE ELECTED PRIOR TO AGE 86)

     Assume that a Contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

     The Contract Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

     The Contract Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590. The Contract Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

     The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]




L. ENHANCED GWB--HOW A ONE-TIME OPTIONAL RESET MAY INCREASE THE BENEFIT BASE WHILE DECREASING THE GUARANTEED WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

     Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Contract Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Contract Value is lower than the Guaranteed Withdrawal Amount.)

     Under these circumstances, a one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.


M. ENHANCED GWB AND GWB I--ANNUAL BENEFIT PAYMENT CONTINUING WHEN ACCOUNT VALUE REACHES ZERO

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

     Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

     In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

[GRAPHIC APPEARS HERE]

                                   APPENDIX F

                        ENHANCED DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges, or income taxes or tax penalties.


                                    EXAMPLE:


                                                                     DATE                              AMOUNT
  A      Initial Purchase Payment                                 10/1/2011              $100,000
  B      Contract Value                                           10/1/2012              $ 90,000
                                                         (First Contract Anniversary)
  C1     Contract Value (Highest Anniversary Value)            As of 10/1/2012           $100,000
                                                                                         (= greater of A and B)
  C2     6% Annual Increase Amount                             As of 10/1/2012           $106,000
                                                                                         (= A x 1.06)
  C3     Death Benefit                                            10/1/2012              $106,000
                                                                                         (= greater of C1 and C2)
  D      Withdrawal (Dollar-For-Dollar within 6%                  10/2/2012              $  6,000
         limit)
  E      Percentage Reduction in Contract Value                   10/2/2012              6.67%
                                                                                         (= D/B)
  F      Contract Value after Withdrawal                          10/2/2012              $ 84,000
                                                                                         (= B - D)
  G1     Highest Anniversary Value reduced for                 As of 10/2/2012           $ 93,333
         Withdrawal                                                                      (= C1 - (C1 x E))
  G2     6% Annual Increase Amount reduced for                 As of 10/2/2012           $100,017
         Withdrawal                                                                                 (= C2 - D)
                                                                                           Note: C2 includes additional
                                                                                               day of interest at 6%
  G3     Death Benefit                                            10/2/2012              $100,017
                                                                                         (= greater of G1 and G2)
  H      Contract Value                                           10/1/2013              $110,000
                                                        (Second Contract Anniversary)
  I1     Contract Value (Highest Anniversary Value)               10/1/2013              $110,000
                                                                                         (= greater of G1 and H)
  I2     6% Annual Increase Amount                                10/1/2013              $106,360
                                                                                         (= C2 x 1.06 - D)
  I3     Death Benefit                                            10/1/2013              $110,000
                                                                                         (= greater of I1 and I2)
  J      Withdrawal (Proportional above 6% limit)                 10/2/2013              $ 11,000
  K      Percentage Reduction in Contract Value                   10/2/2013              10%
                                                                                         (= J/H)
  L      Contract Value after Withdrawal                          10/2/2013              $ 99,000
                                                                                         (= H - J)
  M1     Highest Anniversary Value reduced for                 As of 10/2/2013           $ 99,000
         Withdrawal                                                                      (= 11 - (11 x K))
  M2     6% Annual Increase Amount reduced for                 As of 10/2/2013           $ 95,739
         Withdrawal                                                                              (= 12 - (12 x K))
                                                                                           Note: 12 includes additional
                                                                                               day of interest at 6%
  M3     Death Benefit                                            10/2/2013              $99,000 (= greater of M1 and M2)

(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the
-------------------------------------------------------------------------------
Annual Increase Amount from the prior Contract Anniversary
----------------------------------------------------------

     Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

     Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary

     Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000
-- $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE 5% ANNUAL INCREASE AMOUNT

Example
-------

     Assume the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

     Determining a death benefit based on the Annual Increase Amount

     Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per annum, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount line is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Contract Value on the date the death benefit amount is determined).


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)

Example
-------

     Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary

Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

     Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000).

     Determining a death benefit based on the Highest Anniversary Value

     Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Contract Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER

Example
-------

     Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Contract Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the Contract Value ($150,000), the death benefit base will be the death benefit amount.

     The above example does not take into account the impact of premium and other taxes. The death benefit base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) THE OPTIONAL STEP-UP

     Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

     The effect of the Optional Step-Up election is:

   (1)   The 5% Annual Increase Amount resets from $105,000 to $110,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $112,000 due to poor market performance.

     You may NOT elect an Optional Step-Up at this time, because the Contract Value is less than the 5% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

     Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional

Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     The 6% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets to the higher Contract Value; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is not permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION



THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
ACCUMULATION UNIT VALUES (Condensed Financial Information)
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
INDEPENDENT AUDITORS
LEGAL MATTERS
FINANCIAL STATEMENTS


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:


     New England Life Insurance Company
     One Financial Center
     Boston, Massachusetts 02111



     [ ] American Forerunner Series--New England Variable Annuity Separate
         Account
     [ ] Brighthouse Funds Trust I
     [ ] Brighthouse Funds Trust II
     [ ] American Funds Insurance Series
     [ ] My current address is:


      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      ZIP

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                           AMERICAN FORERUNNER SERIES


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY



                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)



                                 APRIL 30, 2018


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 2018 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277.

                               TABLE OF CONTENTS





                                                                         PAGE
                                                                      -------
THE COMPANY AND THE VARIABLE ACCOUNT...............................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS........   II-3
CUSTODIAN..........................................................   II-3
INVESTMENT ADVICE..................................................   II-3
DISTRIBUTION OF THE CONTRACTS......................................   II-7
CALCULATION OF PERFORMANCE DATA....................................   II-8
CALCULATION OF YIELDS..............................................   II-9
   7-Day Yield.....................................................   II-9
   Other Subaccount Yields.........................................   II-10
NET INVESTMENT FACTOR..............................................   II-11
ANNUITY PAYMENTS...................................................   II-11
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS......................   II-13
ACCUMULATION UNIT VALUES (Condensed Financial Information).........   II-14
THE FIXED ACCOUNT..................................................   II-269
TAX STATUS OF THE CONTRACTS........................................   II-270
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................   II-271
INDEPENDENT AUDITORS...............................................   II-271
LEGAL MATTERS......................................................   II-271
FINANCIAL STATEMENTS...............................................   II-272

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company. The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001.


     New England Life Insurance Company (the "Company" or "NELICO") was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all states, and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to The Commonwealth of Massachusetts. The Company currently is a subsidiary of, and controlled by, Brighthouse Holdings, LLC, an intermediate holding company which is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (Brighthouse), a publicly traded company. (Prior to August, 4, 2017, the Company was a subsidiary of, and controlled by, MetLife, Inc.) Brighthouse, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products. The Company is located at One Financial Center, Boston, Massachusetts 02111.

     TERMINATION OF NET WORTH MAINTENANCE AGREEMENT WITH METROPOLITAN LIFE INSURANCE COMPANY. On or about December 1, 2016, Metropolitan Life Insurance Company ("MLIC") terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MLIC and the Company on August 30, 1996. Under the agreement, MLIC had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.



          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.


                                   CUSTODIAN

     The Company, One Financial Center, Boston, MA 02111, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.


                               INVESTMENT ADVICE


     The Variable Account invests in the Portfolios of the Brighthouse Funds Trust I (formerly Met Investors Series Trust) and Brighthouse Funds Trust II (formerly Metropolitan Series Fund ("Metropolitan Fund")), and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. Brighthouse Investment Advisers, LLC (formerly MetLife Advisers, LLC ("MetLife Advisers")) as adviser to Brighthouse Funds Trusts I and II, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.


     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series

(formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(Reg. TM) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio merged with and into the MFS(Reg. TM) Investors Trust Portfolio.

     On April 28, 2006 the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(Reg. TM) Index Portfolio and the Russell 2000(Reg. TM) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.

     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(Reg. TM) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

     On or about April 30, 2012 Morgan Stanley EAFE(Reg. TM) Index changed its name to MSCI EAFE(Reg. TM) Index Portfolio.

     On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.

     Effective as of May 1, 2016, Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio; WMC Balanced Portfolio was renamed Met/Wellington Balanced Portfolio; WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

     On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.

     On May 1, 2009, Lehman Brothers Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

     Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.

     On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.

     Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

     Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

     Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

     Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.

     Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

     Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.

     On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

     Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS(Reg.
TM) Value Portfolio.

     Effective April 29, 2013, Met/Franklin Mutual Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.

     Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.

     Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.

     Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.

     Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


     Effective April 28, 2014, Met Investor Series Trust: Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II and ClearBridge Aggressive Growth Portfolio II (Class B) merged, (a) for Contracts issued prior to May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class E), and (b) for Contracts issued on or after May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B).

     Effective April 28, 2014, Met Investor Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio.

     Effective May 1, 2015, Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.

     Effective May 1, 2016, Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).

     On March 6, 2017, in connection with MetLife, Inc.'s planned divestment of a substantial portfolio of its U.S. retail business, the Met Investors Series Trust and the Metropolitan Series Fund changed their names to Brighthouse Funds Trust I ("BHFT I") and Brighthouse Funds Trust II ("BHFT II") respectively, and MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC. In addition, with the exception of the MetLife Index Portfolios, the words "MetLife and "Met" appearing in the names of the Portfolios of the Trusts were replaced with the word "Brighthouse".

     On September 1, 2017, Massachusetts Financial Services Company became the sub-adviser to the BHFT II: MFS(Reg. TM) Value Portfolio II (formerly the BlackRock Large Cap Value Portfolio), which was subsequently merged into the BHFT II: MFS(Reg. TM) Value Portfolio effective April 30, 2018.

     On December 15, 2017, Victory Capital Management Company became the sub-adviser to the BHFT I: Victory Sycamore Mid Cap Value Portfolio (formerly the Invesco Mid Cap Value Portfolio).



                         DISTRIBUTION OF THE CONTRACTS

     Currently the Contracts are not available for new sales.

     Brighthouse Securities, LLC ("Distributor") serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


     The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter over the past three years:




                                      AGGREGATE AMOUNT
                                       OF COMMISSIONS
                                         RETAINED BY
                                      DISTRIBUTOR AFTER
                   AGGREGATE AMOUNT      PAYMENTS TO
                    OF COMMISSIONS     ITS REGISTERED
                        PAID TO          PERSONS AND
FISCAL YEAR          DISTRIBUTOR*       SELLING FIRMS
----------------- ------------------ ------------------
   2017+..........$3,820,766         $0
   2016...........$5,988,639         $0
   2015...........$2,491,724         $0


-------------
*     Includes sales compensation paid to registered persons of Distributor.

+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.


     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.


                        CALCULATION OF PERFORMANCE DATA
                          AVERAGE ANNUAL TOTAL RETURN


     We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Brighthouse Funds Trust I (formerly Met Investors Series Trust), the Brighthouse Funds Trust II (formerly Metropolitan Fund) and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the first Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB Plus II rider charge which is assessed as 1.00% (0.95% for New York) per year of the GMIB Income Base (up to a maximum of 1.50% upon Optional Reset) or for the Enhanced Guaranteed Withdrawal Benefit Rider charge which is 0.55% of the Guaranteed Withdrawal Amount (up to a maximum of .95% upon Optional Reset) and the Enhanced Death Benefit rider charge of 0.95% of the death benefit base (up to a maximum of 1.50% upon Optional Step-Up). This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Brighthouse Funds Trust I and Brighthouse Funds Trust II have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.


                             CALCULATION OF YIELDS


7-DAY YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Bond Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, current yield will be calculated according to the following formula:
                   Current Yield = ((NCF - ES)/UV) x (365/7)


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Ultra-Short Bond Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Bond Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Ultra-Short Bond Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Ultra-Short Bond Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by:
(1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:
                 Yield = 2 x ((((NI - ES)/(U x UV)) + 1)6 - 1)


     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.


                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") each Class of subaccount for on each day on which the New York Stock Exchange is open for trading as follows:

   (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

   (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)


                                ANNUITY PAYMENTS

     At annuitization, the Adjusted Contract Value on the Annuity Calculation Date is applied toward the purchase of variable and/or fixed annuity payments. The Adjusted Contract Value is the Contract Value, less any Premium and Other Taxes and less any applicable charges and fees. The Annuity Calculation Date is a Business Day no more than five Business Days prior to the Annuity Date The amount of variable annuity payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity option selected, and by the age and (where permitted) sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

   (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, and premium tax charge, as described in the prospectus.)

   (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined no more than 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.


                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers an alternative Assumed Investment Return of 5%, which you may select. Fixed annuity payments remain constant. Initial annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

     The illustrations may show the payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)


                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December 31, 2017. Certain Sub-Accounts are subject to a reduced Asset-Based Insurance Charge. Please see "FEE TABLE--Asset-Based Insurance Charge" for more information.




                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.147405        10.444693           0
 01/01/2013 to 12/31/2013........    10.444693        11.367647           0
 01/01/2014 to 12/31/2014........    11.367647        11.949379           0
 01/01/2015 to 12/31/2015........    11.949379        11.768823           0
 01/01/2016 to 12/31/2016........    11.768823        11.938678           0
 01/01/2017 to 12/31/2017........    11.938678        13.283440           0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996755         1.035393           0
 01/01/2015 to 12/31/2015........     1.035393         1.003902           0
 01/01/2016 to 12/31/2016........     1.003902         1.002651           0
 01/01/2017 to 12/31/2017........     1.002651         1.133949           0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007698         6.977907           0
 01/01/2009 to 12/31/2009........     6.977907         8.836743           0
 01/01/2010 to 12/31/2010........     8.836743         9.705506           0
 01/01/2011 to 12/31/2011........     9.705506         9.302038           0
 01/01/2012 to 12/31/2012........     9.302038        10.339948           0
 01/01/2013 to 12/31/2013........    10.339948        12.001527           0
 01/01/2014 to 12/31/2014........    12.001527        12.463023           0
 01/01/2015 to 12/31/2015........    12.463023        12.117900           0
 01/01/2016 to 12/31/2016........    12.117900        12.792815           0
 01/01/2017 to 12/31/2017........    12.792815        14.639506           0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997699         6.329165           0
 01/01/2009 to 12/31/2009........     6.329165         8.307311           0
 01/01/2010 to 12/31/2010........     8.307311         9.231609           0
 01/01/2011 to 12/31/2011........     9.231609         8.612281           0
 01/01/2012 to 12/31/2012........     8.612281         9.794980           0
 01/01/2013 to 12/31/2013........     9.794980        11.999741           0
 01/01/2014 to 12/31/2014........    11.999741        12.500948           0
 01/01/2015 to 12/31/2015........    12.500948        12.148623           0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    12.148623        12.961923              0
 01/01/2017 to 12/31/2017........    12.961923        15.402915              0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017698         7.648408              0
 01/01/2009 to 12/31/2009........     7.648408         9.241758              0
 01/01/2010 to 12/31/2010........     9.241758         9.946333              0
 01/01/2011 to 12/31/2011........     9.946333         9.758710              0
 01/01/2012 to 12/31/2012........     9.758710        10.590550              0
 01/01/2013 to 12/31/2013........    10.590550        11.772645              0
 01/01/2014 to 12/31/2014........    11.772645        12.230577              0
 01/01/2015 to 12/31/2015........    12.230577        11.889444              0
 01/01/2016 to 12/31/2016........    11.889444        12.458875              0
 01/01/2017 to 12/31/2017........    12.458875        13.782497              0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.072906        11.423719              0
 01/01/2013 to 12/31/2013........    11.423719        10.806938              0
 01/01/2014 to 12/31/2014........    10.806938        11.005391              0
 01/01/2015 to 12/31/2015........    11.005391         9.744938              0
 01/01/2016 to 12/31/2016........     9.744938        10.397554              0
 01/01/2017 to 12/31/2017........    10.397554        11.180168              0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.732952         0.946115              0
 01/01/2009 to 12/31/2009........     0.946115         1.129214              0
 01/01/2010 to 12/31/2010........     1.129214         1.181630              0
 01/01/2011 to 12/31/2011........     1.181630         0.924153              0
 01/01/2012 to 12/31/2012........     0.924153         1.080102              0
 01/01/2013 to 12/31/2013........     1.080102         1.217768              0
 01/01/2014 to 12/31/2014........     1.217768         1.152589              0
 01/01/2015 to 12/31/2015........     1.152589         1.104141              0
 01/01/2016 to 12/31/2016........     1.104141         1.135806              0
 01/01/2017 to 12/31/2017........     1.135806         1.500348              0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.759723         0.961425         98,158
 01/01/2009 to 12/31/2009........     0.961425         1.148211         97,580
 01/01/2010 to 12/31/2010........     1.148211         1.203493         72,759
 01/01/2011 to 12/31/2011........     1.203493         0.943049         13,947
 01/01/2012 to 12/31/2012........     0.943049         1.102438         16,834
 01/01/2013 to 12/31/2013........     1.102438         1.244666         17,293
 01/01/2014 to 12/31/2014........     1.244666         1.179885         20,983
 01/01/2015 to 12/31/2015........     1.179885         1.130556         21,821
 01/01/2016 to 12/31/2016........     1.130556         1.165088         23,348
 01/01/2017 to 12/31/2017........     1.165088         1.539352         31,808
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.089984         3.857986         24,944
 01/01/2009 to 12/31/2009........     3.857986         4.124761         24,842
 01/01/2010 to 12/31/2010........     4.124761         4.364973         19,986
 01/01/2011 to 12/31/2011........     4.364973         4.543986            162
 01/01/2012 to 12/31/2012........     4.543986         4.773039              0
 01/01/2013 to 12/31/2013........     4.773039         4.626747              0
 01/01/2014 to 12/31/2014........     4.626747         4.839131              0
 01/01/2015 to 12/31/2015........     4.839131         4.754712              0
 01/01/2016 to 12/31/2016........     4.754712         4.789320              0
 01/01/2017 to 12/31/2017........     4.789320         4.870567              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.918828         1.809301              0
 01/01/2009 to 12/31/2009........     1.809301         2.418469              0
 01/01/2010 to 12/31/2010........     2.418469         2.829323              0
 01/01/2011 to 12/31/2011........     2.829323         2.516975              0
 01/01/2012 to 12/31/2012........     2.516975         2.811219              0
 01/01/2013 to 12/31/2013........     2.811219         3.686103              0
 01/01/2014 to 12/31/2014........     3.686103         3.921212              0
 01/01/2015 to 12/31/2015........     3.921212         4.070527              0
 01/01/2016 to 12/31/2016........     4.070527         3.980024              0
 01/01/2017 to 12/31/2017........     3.980024         5.206022              0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    16.333316         8.803802              0
 01/01/2009 to 05/01/2009........     8.803802         9.166183              0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     2.949470         1.830110         50,701
 01/01/2009 to 12/31/2009........     1.830110         2.448413         39,150
 01/01/2010 to 12/31/2010........     2.448413         2.868049         33,705
 01/01/2011 to 12/31/2011........     2.868049         2.554003          5,842
 01/01/2012 to 12/31/2012........     2.554003         2.855133          6,067
 01/01/2013 to 12/31/2013........     2.855133         3.747662          6,104
 01/01/2014 to 12/31/2014........     3.747662         3.990672          7,160
 01/01/2015 to 12/31/2015........     3.990672         4.146362          6,454
 01/01/2016 to 12/31/2016........     4.146362         4.057864          6,660
 01/01/2017 to 12/31/2017........     4.057864         5.314278          9,312
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.904073        10.176874              0
 01/01/2013 to 12/31/2013........    10.176874        10.992694              0
 01/01/2014 to 12/31/2014........    10.992694        11.401052              0
 01/01/2015 to 12/31/2015........    11.401052        11.151963              0
 01/01/2016 to 12/31/2016........    11.151963        11.404147              0
 01/01/2017 to 12/31/2017........    11.404147        12.654080              0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.990802         1.999986         55,918
 01/01/2009 to 12/31/2009........     1.999986         1.963382         49,093
 01/01/2010 to 12/31/2010........     1.963382         1.922579         46,829
 01/01/2011 to 12/31/2011........     1.922579         1.882732              0
 01/01/2012 to 12/31/2012........     1.882732         1.843392              0
 01/01/2013 to 12/31/2013........     1.843392         1.805083              0
 01/01/2014 to 12/31/2014........     1.805083         1.767569              0
 01/01/2015 to 12/31/2015........     1.767569         1.730836              0
 01/01/2016 to 12/31/2016........     1.730836         1.696766              0
 01/01/2017 to 12/31/2017........     1.696766         1.672145              0
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.709892         7.410944          1,458
 01/01/2009 to 12/31/2009........     7.410944         9.542101          1,448
 01/01/2010 to 12/31/2010........     9.542101        10.810063          1,438
 01/01/2011 to 04/29/2011........    10.810063        11.695218              0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    11.659560         9.939170              0
 01/01/2012 to 12/31/2012........     9.939170        11.360866              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    11.360866        14.407480              0
 01/01/2014 to 12/31/2014........    14.407480        14.825962              0
 01/01/2015 to 12/31/2015........    14.825962        14.226270              0
 01/01/2016 to 12/31/2016........    14.226270        15.181380              0
 01/01/2017 to 12/31/2017........    15.181380        18.276466              0
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.091960         9.298175              0
 01/01/2009 to 12/31/2009........     9.298175        10.973829              0
 01/01/2010 to 12/31/2010........    10.973829        11.826016              0
 01/01/2011 to 12/31/2011........    11.826016        11.957477              0
 01/01/2012 to 12/31/2012........    11.957477        12.782431              0
 01/01/2013 to 12/31/2013........    12.782431        13.053283              0
 01/01/2014 to 12/31/2014........    13.053283        13.353621              0
 01/01/2015 to 12/31/2015........    13.353621        12.999534              0
 01/01/2016 to 12/31/2016........    12.999534        13.306051              0
 01/01/2017 to 12/31/2017........    13.306051        13.933607              0
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.511411         8.837256              0
 01/01/2009 to 12/31/2009........     8.837256        10.702564              0
 01/01/2010 to 12/31/2010........    10.702564        11.688245              0
 01/01/2011 to 12/31/2011........    11.688245        11.565942              0
 01/01/2012 to 12/31/2012........    11.565942        12.622341              0
 01/01/2013 to 12/31/2013........    12.622341        13.710389              0
 01/01/2014 to 12/31/2014........    13.710389        14.086865              0
 01/01/2015 to 12/31/2015........    14.086865        13.646042              0
 01/01/2016 to 12/31/2016........    13.646042        14.175954              0
 01/01/2017 to 12/31/2017........    14.175954        15.359574              0
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.970520         8.364832          2,592
 01/01/2009 to 12/31/2009........     8.364832        10.364131          2,575
 01/01/2010 to 12/31/2010........    10.364131        11.485589          2,781
 01/01/2011 to 12/31/2011........    11.485589        11.093440              0
 01/01/2012 to 12/31/2012........    11.093440        12.299979              0
 01/01/2013 to 12/31/2013........    12.299979        14.210531              0
 01/01/2014 to 12/31/2014........    14.210531        14.617996              0
 01/01/2015 to 12/31/2015........    14.617996        14.132708              0
 01/01/2016 to 12/31/2016........    14.132708        14.822330              0
 01/01/2017 to 12/31/2017........    14.822330        16.653485              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997699         6.999777              0
 01/01/2009 to 12/31/2009........     6.999777         8.811340              0
 01/01/2010 to 12/31/2010........     8.811340         9.495102              0
 01/01/2011 to 12/31/2011........     9.495102         9.134478              0
 01/01/2012 to 12/31/2012........     9.134478        10.385784              0
 01/01/2013 to 04/26/2013........    10.385784        11.156008              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.227659        12.738202              0
 01/01/2014 to 04/25/2014........    12.738202        12.658768              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.422451         7.892032              0
 01/01/2009 to 12/31/2009........     7.892032         9.976417              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     9.976417        11.205219              0
 01/01/2011 to 12/31/2011........    11.205219        10.558920              0
 01/01/2012 to 12/31/2012........    10.558920        11.929127              0
 01/01/2013 to 12/31/2013........    11.929127        14.521187              0
 01/01/2014 to 12/31/2014........    14.521187        14.962702              0
 01/01/2015 to 12/31/2015........    14.962702        14.403204              0
 01/01/2016 to 12/31/2016........    14.403204        15.252068              0
 01/01/2017 to 12/31/2017........    15.252068        17.798022              0
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.930840        10.342882              0
 01/01/2013 to 12/31/2013........    10.342882        11.582518              0
 01/01/2014 to 12/31/2014........    11.582518        12.436122              0
 01/01/2015 to 12/31/2015........    12.436122        11.679888              0
 01/01/2016 to 12/31/2016........    11.679888        12.393911              0
 01/01/2017 to 12/31/2017........    12.393911        14.362164              0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.234249         1.705824              0
 01/01/2009 to 12/31/2009........     1.705824         2.358533              0
 01/01/2010 to 12/31/2010........     2.358533         2.650440              0
 01/01/2011 to 12/31/2011........     2.650440         2.763931              0
 01/01/2012 to 12/31/2012........     2.763931         3.019617              0
 01/01/2013 to 12/31/2013........     3.019617         4.036428              0
 01/01/2014 to 12/31/2014........     4.036428         4.018699              0
 01/01/2015 to 12/31/2015........     4.018699         3.554836              0
 01/01/2016 to 12/31/2016........     3.554836         4.269483              0
 01/01/2017 to 12/31/2017........     4.269483         4.705288              0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.309073         1.747020         62,588
 01/01/2009 to 12/31/2009........     1.747020         2.417851         48,113
 01/01/2010 to 12/31/2010........     2.417851         2.719765         35,412
 01/01/2011 to 12/31/2011........     2.719765         2.839088          8,535
 01/01/2012 to 12/31/2012........     2.839088         3.104853          8,498
 01/01/2013 to 12/31/2013........     3.104853         4.154639          7,760
 01/01/2014 to 12/31/2014........     4.154639         4.140491          9,294
 01/01/2015 to 12/31/2015........     4.140491         3.666160          9,856
 01/01/2016 to 12/31/2016........     3.666160         4.407697          9,856
 01/01/2017 to 12/31/2017........     4.407697         4.862569         14,571
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.987125         9.720837              0
 01/01/2012 to 12/31/2012........     9.720837         9.936368              0
 01/01/2013 to 12/31/2013........     9.936368         9.842815              0
 01/01/2014 to 12/31/2014........     9.842815         9.740220              0
 01/01/2015 to 12/31/2015........     9.740220         9.478429              0
 01/01/2016 to 12/31/2016........     9.478429         9.572288              0
 01/01/2017 to 12/31/2017........     9.572288         9.498729              0
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    37.649096        27.660978              0
 01/01/2009 to 12/31/2009........    27.660978        31.691129              0
 01/01/2010 to 12/31/2010........    31.691129        33.923394              0
 01/01/2011 to 12/31/2011........    33.923394        34.412217              0
 01/01/2012 to 12/31/2012........    34.412217        37.773149              0
 01/01/2013 to 12/31/2013........    37.773149        44.488379              0
 01/01/2014 to 12/31/2014........    44.488379        48.042452              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    48.042452        48.123569              0
 01/01/2016 to 12/31/2016........    48.123569        50.300221              0
 01/01/2017 to 12/31/2017........    50.300221        56.573925              0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.528007         2.089218         11,592
 01/01/2009 to 12/31/2009........     2.089218         2.693315         11,592
 01/01/2010 to 12/31/2010........     2.693315         2.946250         11,592
 01/01/2011 to 12/31/2011........     2.946250         2.761974         11,592
 01/01/2012 to 12/31/2012........     2.761974         3.045490         11,592
 01/01/2013 to 12/31/2013........     3.045490         3.977057              0
 01/01/2014 to 12/31/2014........     3.977057         4.297620              0
 01/01/2015 to 12/31/2015........     4.297620         4.298439              0
 01/01/2016 to 12/31/2016........     4.298439         4.506091              0
 01/01/2017 to 12/31/2017........     4.506091         5.242732              0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.570033         2.116274         23,945
 01/01/2009 to 12/31/2009........     2.116274         2.731859         23,816
 01/01/2010 to 12/31/2010........     2.731859         2.991235         13,506
 01/01/2011 to 12/31/2011........     2.991235         2.806779          1,795
 01/01/2012 to 12/31/2012........     2.806779         3.097215          1,525
 01/01/2013 to 12/31/2013........     3.097215         4.049754          1,582
 01/01/2014 to 12/31/2014........     4.049754         4.379864              0
 01/01/2015 to 12/31/2015........     4.379864         4.386055              0
 01/01/2016 to 12/31/2016........     4.386055         4.602096              0
 01/01/2017 to 12/31/2017........     4.602096         5.359410              0
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     6.634348         4.072452         16,218
 01/01/2009 to 12/31/2009........     4.072452         4.753345         15,977
 01/01/2010 to 12/31/2010........     4.753345         5.234343         14,432
 01/01/2011 to 12/31/2011........     5.234343         5.138863          9,436
 01/01/2012 to 12/31/2012........     5.138863         5.706414          8,866
 01/01/2013 to 12/31/2013........     5.706414         7.503542          8,527
 01/01/2014 to 12/31/2014........     7.503542         8.339926          8,165
 01/01/2015 to 12/31/2015........     8.339926         8.533620          7,816
 01/01/2016 to 12/31/2016........     8.533620         9.047986          7,454
 01/01/2017 to 12/31/2017........     9.047986        10.804478          7,121
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    15.888249         9.073650          6,094
 01/01/2009 to 12/31/2009........     9.073650        11.971272          3,703
 01/01/2010 to 12/31/2010........    11.971272        13.610832          4,316
 01/01/2011 to 12/31/2011........    13.610832        12.583917            523
 01/01/2012 to 12/31/2012........    12.583917        15.523381            523
 01/01/2013 to 12/31/2013........    15.523381        15.739722              0
 01/01/2014 to 12/31/2014........    15.739722        17.457535              0
 01/01/2015 to 12/31/2015........    17.457535        16.855119              0
 01/01/2016 to 12/31/2016........    16.855119        16.649172              0
 01/01/2017 to 12/31/2017........    16.649172        18.056087              0
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.756024         0.451168         65,455
 01/01/2009 to 12/31/2009........     0.451168         0.587413         66,954
 01/01/2010 to 12/31/2010........     0.587413         0.712041         43,798

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     0.712041         0.719917              0
 01/01/2012 to 12/31/2012........     0.719917         0.835338              0
 01/01/2013 to 12/31/2013........     0.835338         1.191005              0
 01/01/2014 to 12/31/2014........     1.191005         1.386597              0
 01/01/2015 to 12/31/2015........     1.386597         1.302970              0
 01/01/2016 to 12/31/2016........     1.302970         1.310092              0
 01/01/2017 to 12/31/2017........     1.310092         1.519115              0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   149.345076        84.817440             54
 01/01/2009 to 12/31/2009........    84.817440       118.648010            195
 01/01/2010 to 12/31/2010........   118.648010       127.101648             73
 01/01/2011 to 12/31/2011........   127.101648       115.074290             24
 01/01/2012 to 12/31/2012........   115.074290       138.039994              0
 01/01/2013 to 12/31/2013........   138.039994       174.082427              0
 01/01/2014 to 04/25/2014........   174.082427       180.874023              0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     8.756047         3.890856              0
 01/01/2009 to 12/31/2009........     3.890856         5.256643              0
 01/01/2010 to 12/31/2010........     5.256643         5.525020              0
 01/01/2011 to 04/29/2011........     5.525020         5.861417              0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.592444         0.534916         28,731
 01/01/2012 to 12/31/2012........     0.534916         0.620986         27,991
 01/01/2013 to 12/31/2013........     0.620986         0.886893         24,793
 01/01/2014 to 12/31/2014........     0.886893         1.032994         26,521
 01/01/2015 to 12/31/2015........     1.032994         0.971197         25,456
 01/01/2016 to 12/31/2016........     0.971197         0.977990         28,468
 01/01/2017 to 12/31/2017........     0.977990         1.135320         41,318
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.884069         0.393183         57,755
 01/01/2009 to 12/31/2009........     0.393183         0.531169         49,376
 01/01/2010 to 12/31/2010........     0.531169         0.558494         44,733
 01/01/2011 to 04/29/2011........     0.558494         0.592546              0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    43.952928        23.308100              0
 01/01/2009 to 12/31/2009........    23.308100        34.021411            948
 01/01/2010 to 12/31/2010........    34.021411        38.310137            260
 01/01/2011 to 12/31/2011........    38.310137        36.298275             87
 01/01/2012 to 12/31/2012........    36.298275        39.340198              0
 01/01/2013 to 12/31/2013........    39.340198        51.017580              0
 01/01/2014 to 12/31/2014........    51.017580        55.390675              0
 01/01/2015 to 12/31/2015........    55.390675        55.652039              0
 01/01/2016 to 12/31/2016........    55.652039        57.306239              0
 01/01/2017 to 12/31/2017........    57.306239        70.112357              0
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.866399         1.080312              0
 01/01/2009 to 12/31/2009........     1.080312         1.640343              0
 01/01/2010 to 12/31/2010........     1.640343         1.870030              0
 01/01/2011 to 12/31/2011........     1.870030         1.570170              0
 01/01/2012 to 12/31/2012........     1.570170         1.987109              0
 01/01/2013 to 12/31/2013........     1.987109         2.539110              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   2.539110         2.342378                 0
 01/01/2015 to 12/31/2015........   2.342378         2.189968                 0
 01/01/2016 to 12/31/2016........   2.189968         2.319826                 0
 01/01/2017 to 12/31/2017........   2.319826         2.963025                 0
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.877598         1.087864             2,379
 01/01/2009 to 12/31/2009........   1.087864         1.653989             9,697
 01/01/2010 to 12/31/2010........   1.653989         1.886977            11,997
 01/01/2011 to 12/31/2011........   1.886977         1.586908             2,631
 01/01/2012 to 12/31/2012........   1.586908         2.008590                 0
 01/01/2013 to 12/31/2013........   2.008590         2.569670                 0
 01/01/2014 to 12/31/2014........   2.569670         2.373699                 0
 01/01/2015 to 12/31/2015........   2.373699         2.220833                 0
 01/01/2016 to 12/31/2016........   2.220833         2.355399                 0
 01/01/2017 to 12/31/2017........   2.355399         3.010672                 0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010597         1.042959                 0
 01/01/2013 to 12/31/2013........   1.042959         1.040292                 0
 01/01/2014 to 12/31/2014........   1.040292         1.075523                 0
 01/01/2015 to 12/31/2015........   1.075523         1.008883                 0
 01/01/2016 to 12/31/2016........   1.008883         1.103671                 0
 01/01/2017 to 12/31/2017........   1.103671         1.188884                 0
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........   1.534765         0.920749                 0
 01/01/2009 to 12/31/2009........   0.920749         1.206539                 0
 01/01/2010 to 12/31/2010........   1.206539         1.490833                 0
 01/01/2011 to 12/31/2011........   1.490833         1.444128                 0
 01/01/2012 to 12/31/2012........   1.444128         1.671746                 0
 01/01/2013 to 12/31/2013........   1.671746         2.294715                 0
 01/01/2014 to 12/31/2014........   2.294715         2.424785                 0
 01/01/2015 to 12/31/2015........   2.424785         2.333793                 0
 01/01/2016 to 12/31/2016........   2.333793         2.546613                 0
 01/01/2017 to 12/31/2017........   2.546613         3.125597                 0
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   0.514365         0.319572                 0
 01/01/2009 to 12/31/2009........   0.319572         0.436738                 0
 01/01/2010 to 12/31/2010........   0.436738         0.476052                 0
 01/01/2011 to 12/31/2011........   0.476052         0.467213                 0
 01/01/2012 to 12/31/2012........   0.467213         0.528623                 0
 01/01/2013 to 12/31/2013........   0.528623         0.707782                 0
 01/01/2014 to 12/31/2014........   0.707782         0.753671                 0
 01/01/2015 to 12/31/2015........   0.753671         0.815792                 0
 01/01/2016 to 12/31/2016........   0.815792         0.797802                 0
 01/01/2017 to 12/31/2017........   0.797802         1.070260                 0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........   9.834904         5.205787                 0
 01/01/2009 to 12/31/2009........   5.205787         7.325408                 0
 01/01/2010 to 12/31/2010........   7.325408         7.847306                 0
 01/01/2011 to 12/31/2011........   7.847306         7.578468                 0
 01/01/2012 to 04/27/2012........   7.578468         8.506346                 0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   0.516556         0.320797           150,213
 01/01/2009 to 12/31/2009........   0.320797         0.439413           140,837

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     0.439413         0.479518         120,095
 01/01/2011 to 12/31/2011........     0.479518         0.471015         112,134
 01/01/2012 to 12/31/2012........     0.471015         0.533026         108,094
 01/01/2013 to 12/31/2013........     0.533026         0.714570         103,963
 01/01/2014 to 12/31/2014........     0.714570         0.761696          99,542
 01/01/2015 to 12/31/2015........     0.761696         0.825413          95,292
 01/01/2016 to 12/31/2016........     0.825413         0.808152          90,879
 01/01/2017 to 12/31/2017........     0.808152         1.085199          86,821
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012651         1.044995               0
 01/01/2013 to 12/31/2013........     1.044995         1.135706               0
 01/01/2014 to 12/31/2014........     1.135706         1.189684               0
 01/01/2015 to 12/31/2015........     1.189684         1.175377               0
 01/01/2016 to 12/31/2016........     1.175377         1.184364               0
 01/01/2017 to 12/31/2017........     1.184364         1.353017               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.572000        13.752066               0
 01/01/2014 to 12/31/2014........    13.752066        13.933173               0
 01/01/2015 to 12/31/2015........    13.933173        13.811110               0
 01/01/2016 to 12/31/2016........    13.811110        14.170179               0
 01/01/2017 to 12/31/2017........    14.170179        17.063919               0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997699         7.947978               0
 01/01/2009 to 12/31/2009........     7.947978         9.948691               0
 01/01/2010 to 12/31/2010........     9.948691        10.893585               0
 01/01/2011 to 12/31/2011........    10.893585        10.895358           1,491
 01/01/2012 to 12/31/2012........    10.895358        12.000527           1,491
 01/01/2013 to 04/26/2013........    12.000527        12.498750               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.204704         2.006434           6,687
 01/01/2009 to 12/31/2009........     2.006434         2.552729           6,687
 01/01/2010 to 12/31/2010........     2.552729         3.179884           6,687
 01/01/2011 to 12/31/2011........     3.179884         3.124478           6,687
 01/01/2012 to 12/31/2012........     3.124478         3.495724           6,687
 01/01/2013 to 12/31/2013........     3.495724         4.815823               0
 01/01/2014 to 12/31/2014........     4.815823         4.880874               0
 01/01/2015 to 12/31/2015........     4.880874         4.696168               0
 01/01/2016 to 12/31/2016........     4.696168         5.471050               0
 01/01/2017 to 12/31/2017........     5.471050         6.159069               0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.237783         2.029184          11,066
 01/01/2009 to 12/31/2009........     2.029184         2.584134           9,610
 01/01/2010 to 12/31/2010........     2.584134         3.222305           2,381
 01/01/2011 to 12/31/2011........     3.222305         3.169372           1,359
 01/01/2012 to 12/31/2012........     3.169372         3.549413           1,291
 01/01/2013 to 12/31/2013........     3.549413         4.894717           1,227
 01/01/2014 to 12/31/2014........     4.894717         4.965582               0
 01/01/2015 to 12/31/2015........     4.965582         4.782609               0
 01/01/2016 to 12/31/2016........     4.782609         5.577234               0
 01/01/2017 to 12/31/2017........     5.577234         6.284835               0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.066628         0.612947         134,426
 01/01/2009 to 12/31/2009........     0.612947         0.778326         110,605

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     0.778326         1.001085        102,088
 01/01/2011 to 12/31/2011........     1.001085         1.007233          2,817
 01/01/2012 to 12/31/2012........     1.007233         1.093632          2,690
 01/01/2013 to 12/31/2013........     1.093632         1.589027          2,466
 01/01/2014 to 12/31/2014........     1.589027         1.570543              0
 01/01/2015 to 12/31/2015........     1.570543         1.559852              0
 01/01/2016 to 12/31/2016........     1.559852         1.619803              0
 01/01/2017 to 12/31/2017........     1.619803         2.009495              0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     1.295723         1.340168         13,027
 01/01/2009 to 12/31/2009........     1.340168         1.377670         17,483
 01/01/2010 to 12/31/2010........     1.377670         1.425849         16,451
 01/01/2011 to 12/31/2011........     1.425849         1.497991            191
 01/01/2012 to 12/31/2012........     1.497991         1.519866            186
 01/01/2013 to 12/31/2013........     1.519866         1.450601            181
 01/01/2014 to 12/31/2014........     1.450601         1.498274              0
 01/01/2015 to 12/31/2015........     1.498274         1.468451              0
 01/01/2016 to 12/31/2016........     1.468451         1.468709              0
 01/01/2017 to 12/31/2017........     1.468709         1.480905              0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     1.570807         0.978519          3,692
 01/01/2009 to 12/31/2009........     0.978519         1.310564          3,411
 01/01/2010 to 12/31/2010........     1.310564         1.616959          1,524
 01/01/2011 to 12/31/2011........     1.616959         1.548785              0
 01/01/2012 to 12/31/2012........     1.548785         1.779228              0
 01/01/2013 to 12/31/2013........     1.779228         2.314258              0
 01/01/2014 to 12/31/2014........     2.314258         2.475225              0
 01/01/2015 to 12/31/2015........     2.475225         2.360246              0
 01/01/2016 to 12/31/2016........     2.360246         2.776653              0
 01/01/2017 to 12/31/2017........     2.776653         3.144075              0
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.566112         0.886334          2,707
 01/01/2009 to 12/31/2009........     0.886334         1.113429          1,773
 01/01/2010 to 12/31/2010........     1.113429         1.176583            688
 01/01/2011 to 12/31/2011........     1.176583         1.006429            754
 01/01/2012 to 12/31/2012........     1.006429         1.163025              0
 01/01/2013 to 12/31/2013........     1.163025         1.383954              0
 01/01/2014 to 12/31/2014........     1.383954         1.270249              0
 01/01/2015 to 12/31/2015........     1.270249         1.227928              0
 01/01/2016 to 12/31/2016........     1.227928         1.214435              0
 01/01/2017 to 12/31/2017........     1.214435         1.481908              0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.760561        11.198655              0
 01/01/2014 to 12/31/2014........    11.198655        11.981493              0
 01/01/2015 to 12/31/2015........    11.981493        11.590309              0
 01/01/2016 to 12/31/2016........    11.590309        11.844462              0
 01/01/2017 to 12/31/2017........    11.844462        13.401921              0
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.672185         1.085996         24,937
 01/01/2009 to 12/31/2009........     1.085996         1.336307         22,968
 01/01/2010 to 12/31/2010........     1.336307         1.656353         20,000
 01/01/2011 to 12/31/2011........     1.656353         1.552459              0
 01/01/2012 to 12/31/2012........     1.552459         1.764032              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   1.764032         2.386949                0
 01/01/2014 to 12/31/2014........   2.386949         2.449101                0
 01/01/2015 to 12/31/2015........   2.449101         2.290479                0
 01/01/2016 to 12/31/2016........   2.290479         2.713052                0
 01/01/2017 to 12/31/2017........   2.713052         3.039172                0
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   3.929468         2.413922           43,338
 01/01/2009 to 12/31/2009........   2.413922         2.976458           39,073
 01/01/2010 to 12/31/2010........   2.976458         3.336986           33,723
 01/01/2011 to 12/31/2011........   3.336986         3.321218                0
 01/01/2012 to 12/31/2012........   3.321218         3.753575                0
 01/01/2013 to 12/31/2013........   3.753575         4.840718                0
 01/01/2014 to 12/31/2014........   4.840718         5.361027                0
 01/01/2015 to 12/31/2015........   5.361027         5.297561                0
 01/01/2016 to 12/31/2016........   5.297561         5.777954                0
 01/01/2017 to 12/31/2017........   5.777954         6.859600                0
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........   1.726620         0.974372           67,621
 01/01/2009 to 12/31/2009........   0.974372         1.255301           64,862
 01/01/2010 to 12/31/2010........   1.255301         1.369425           63,403
 01/01/2011 to 12/31/2011........   1.369425         1.197332                0
 01/01/2012 to 12/31/2012........   1.197332         1.368198                0
 01/01/2013 to 12/31/2013........   1.368198         1.597777                0
 01/01/2014 to 12/31/2014........   1.597777         1.455836                0
 01/01/2015 to 12/31/2015........   1.455836         1.400290                0
 01/01/2016 to 12/31/2016........   1.400290         1.359186                0
 01/01/2017 to 12/31/2017........   1.359186         1.705776                0
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........   3.975475         3.022671           40,497
 01/01/2009 to 12/31/2009........   3.022671         3.501626           37,238
 01/01/2010 to 12/31/2010........   3.501626         3.764852           27,251
 01/01/2011 to 12/31/2011........   3.764852         3.766379           21,579
 01/01/2012 to 12/31/2012........   3.766379         4.104738           20,801
 01/01/2013 to 12/31/2013........   4.104738         4.771071           20,006
 01/01/2014 to 12/31/2014........   4.771071         5.062672           19,156
 01/01/2015 to 12/31/2015........   5.062672         4.937651           18,338
 01/01/2016 to 12/31/2016........   4.937651         5.266480           17,488
 01/01/2017 to 12/31/2017........   5.266480         5.784898           16,707
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.409567         0.895598                0
 01/01/2009 to 12/31/2009........   0.895598         0.973927                0
 01/01/2010 to 12/31/2010........   0.973927         1.038821                0
 01/01/2011 to 12/31/2011........   1.038821         1.038128                0
 01/01/2012 to 12/31/2012........   1.038128         1.158439                0
 01/01/2013 to 12/31/2013........   1.158439         1.494488                0
 01/01/2014 to 12/31/2014........   1.494488         1.605408                0
 01/01/2015 to 12/31/2015........   1.605408         1.474915                0
 01/01/2016 to 12/31/2016........   1.474915         1.705630                0
 01/01/2017 to 12/31/2017........   1.705630         1.793081                0
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.417660         0.901722           12,145
 01/01/2009 to 12/31/2009........   0.901722         0.981669            9,471
 01/01/2010 to 12/31/2010........   0.981669         1.047821            8,787

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   1.047821           1.047918          4,005
 01/01/2012 to 12/31/2012........   1.047918           1.171093          3,886
 01/01/2013 to 12/31/2013........   1.171093           1.512424          4,055
 01/01/2014 to 12/31/2014........   1.512424           1.625982              0
 01/01/2015 to 12/31/2015........   1.625982           1.495589              0
 01/01/2016 to 12/31/2016........   1.495589           1.730172              0
 01/01/2017 to 12/31/2017........   1.730172           1.821633              0
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.309961           0.850348              0
 01/01/2009 to 12/31/2009........   0.850348           1.004080              0
 01/01/2010 to 12/31/2010........   1.004080           1.093143              0
 01/01/2011 to 12/31/2011........   1.093143           1.077312              0
 01/01/2012 to 12/31/2012........   1.077312           1.226944              0
 01/01/2013 to 12/31/2013........   1.226944           1.626609              0
 01/01/2014 to 12/31/2014........   1.626609           1.761039              0
 01/01/2015 to 12/31/2015........   1.761039           1.718156              0
 01/01/2016 to 12/31/2016........   1.718156           1.919605              0
 01/01/2017 to 12/31/2017........   1.919605           2.210347              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   2.878524           1.716405              0
 01/01/2009 to 12/31/2009........   1.716405           2.041860              0
 01/01/2010 to 12/31/2010........   2.041860           2.284929              0
 01/01/2011 to 12/31/2011........   2.284929           2.094679              0
 01/01/2012 to 12/31/2012........   2.094679           2.368227              0
 01/01/2013 to 04/26/2013........   2.368227           2.601519              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997699           6.568341              0
 01/01/2009 to 12/31/2009........   6.568341           8.032366              0
 01/01/2010 to 12/31/2010........   8.032366           8.732570              0
 01/01/2011 to 12/31/2011........   8.732570           8.504691              0
 01/01/2012 to 12/31/2012........   8.504691           9.485882              0
 01/01/2013 to 04/26/2013........   9.485882          10.367847              0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.321576           0.859080         71,239
 01/01/2009 to 12/31/2009........   0.859080           1.015113         82,941
 01/01/2010 to 12/31/2010........   1.015113           1.105892         61,398
 01/01/2011 to 12/31/2011........   1.105892           1.091684         22,702
 01/01/2012 to 12/31/2012........   1.091684           1.244114         21,033
 01/01/2013 to 12/31/2013........   1.244114           1.652393         19,623
 01/01/2014 to 12/31/2014........   1.652393           1.790023         23,394
 01/01/2015 to 12/31/2015........   1.790023           1.748082         22,615
 01/01/2016 to 12/31/2016........   1.748082           1.954846         21,190
 01/01/2017 to 12/31/2017........   1.954846           2.255082         31,347
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   2.913065           1.738965         16,835
 01/01/2009 to 12/31/2009........   1.738965           2.071632         15,526
 01/01/2010 to 12/31/2010........   2.071632           2.320662         15,394
 01/01/2011 to 12/31/2011........   2.320662           2.129410            382
 01/01/2012 to 12/31/2012........   2.129410           2.409958              0
 01/01/2013 to 04/26/2013........   2.409958           2.648301              0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.173954           1.357137         32,382
 01/01/2011 to 12/31/2011........   1.357137           1.236994              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.236994         1.323572               0
 01/01/2013 to 12/31/2013........     1.323572         1.801860               0
 01/01/2014 to 12/31/2014........     1.801860         1.782305               0
 01/01/2015 to 12/31/2015........     1.782305         1.657598               0
 01/01/2016 to 12/31/2016........     1.657598         1.485824               0
 01/01/2017 to 12/31/2017........     1.485824         2.035790               0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........     1.886370         0.823161          51,562
 01/01/2009 to 12/31/2009........     0.823161         1.076342          44,199
 01/01/2010 to 04/30/2010........     1.076342         1.162258               0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........     1.921805         1.156208               0
 01/01/2009 to 12/31/2009........     1.156208         1.277480               0
 01/01/2010 to 12/31/2010........     1.277480         1.517925               0
 01/01/2011 to 12/31/2011........     1.517925         1.568300               0
 01/01/2012 to 12/31/2012........     1.568300         1.685308               0
 01/01/2013 to 12/31/2013........     1.685308         2.280534               0
 01/01/2014 to 12/31/2014........     2.280534         2.226426               0
 01/01/2015 to 12/31/2015........     2.226426         2.188441               0
 01/01/2016 to 12/31/2016........     2.188441         2.537153               0
 01/01/2017 to 12/31/2017........     2.537153         2.869394               0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     1.501393         0.907023          24,463
 01/01/2009 to 12/31/2009........     0.907023         1.214682          21,968
 01/01/2010 to 12/31/2010........     1.214682         1.461358          19,855
 01/01/2011 to 12/31/2011........     1.461358         1.355542               0
 01/01/2012 to 12/31/2012........     1.355542         1.397378               0
 01/01/2013 to 04/26/2013........     1.397378         1.511775               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........     1.933010         1.163980         146,711
 01/01/2009 to 12/31/2009........     1.163980         1.287058         111,238
 01/01/2010 to 12/31/2010........     1.287058         1.530699         108,449
 01/01/2011 to 12/31/2011........     1.530699         1.582274          19,561
 01/01/2012 to 12/31/2012........     1.582274         1.702625          19,624
 01/01/2013 to 12/31/2013........     1.702625         2.307037          18,984
 01/01/2014 to 12/31/2014........     2.307037         2.254779          17,479
 01/01/2015 to 12/31/2015........     2.254779         2.217372          17,314
 01/01/2016 to 12/31/2016........     2.217372         2.573858          16,886
 01/01/2017 to 12/31/2017........     2.573858         2.914103          24,695
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    18.749381        10.912478             326
 01/01/2009 to 12/31/2009........    10.912478        14.938759             192
 01/01/2010 to 12/31/2010........    14.938759        16.958421             190
 01/01/2011 to 12/31/2011........    16.958421        15.210751               0
 01/01/2012 to 12/31/2012........    15.210751        18.046786               0
 01/01/2013 to 12/31/2013........    18.046786        22.463321               0
 01/01/2014 to 12/31/2014........    22.463321        22.467705               0
 01/01/2015 to 12/31/2015........    22.467705        22.866625               0
 01/01/2016 to 12/31/2016........    22.866625        22.443132               0
 01/01/2017 to 12/31/2017........    22.443132        30.051836               0
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997699         6.537640               0
 01/01/2009 to 12/31/2009........     6.537640         8.490101               0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     8.490101         8.950489               0
 01/01/2011 to 12/31/2011........     8.950489         8.160302               0
 01/01/2012 to 12/31/2012........     8.160302         9.764817               0
 01/01/2013 to 04/26/2013........     9.764817        10.357941               0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999712         1.030595               0
 01/01/2015 to 12/31/2015........     1.030595         0.953901               0
 01/01/2016 to 12/31/2016........     0.953901         1.037981               0
 01/01/2017 to 12/31/2017........     1.037981         1.144525               0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    11.739693        10.703125           2,255
 01/01/2009 to 12/31/2009........    10.703125        12.372425             936
 01/01/2010 to 12/31/2010........    12.372425        13.055645             936
 01/01/2011 to 12/31/2011........    13.055645        14.209474             936
 01/01/2012 to 12/31/2012........    14.209474        15.183152             936
 01/01/2013 to 12/31/2013........    15.183152        13.488580               0
 01/01/2014 to 12/31/2014........    13.488580        13.590400               0
 01/01/2015 to 12/31/2015........    13.590400        12.894055               0
 01/01/2016 to 12/31/2016........    12.894055        13.255384               0
 01/01/2017 to 12/31/2017........    13.255384        13.430803               0
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.270082         1.248717         133,568
 01/01/2009 to 12/31/2009........     1.248717         1.443227         124,556
 01/01/2010 to 12/31/2010........     1.443227         1.528711         106,647
 01/01/2011 to 12/31/2011........     1.528711         1.544478          32,175
 01/01/2012 to 12/31/2012........     1.544478         1.652416          31,009
 01/01/2013 to 12/31/2013........     1.652416         1.587083          32,657
 01/01/2014 to 12/31/2014........     1.587083         1.619248          36,799
 01/01/2015 to 12/31/2015........     1.619248         1.585677          36,090
 01/01/2016 to 12/31/2016........     1.585677         1.593248          34,296
 01/01/2017 to 12/31/2017........     1.593248         1.630449          44,653
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.696835        10.811321               0
 01/01/2013 to 12/31/2013........    10.811321        10.108168               0
 01/01/2014 to 12/31/2014........    10.108168        10.646086               0
 01/01/2015 to 12/31/2015........    10.646086        10.469679               0
 01/01/2016 to 12/31/2016........    10.469679        10.387162               0
 01/01/2017 to 12/31/2017........    10.387162        10.436348               0
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.214143        10.700558               0
 01/01/2014 to 12/31/2014........    10.700558        11.383616               0
 01/01/2015 to 12/31/2015........    11.383616        11.007543               0
 01/01/2016 to 12/31/2016........    11.007543        11.270951               0
 01/01/2017 to 12/31/2017........    11.270951        12.855445               0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010629         1.063021               0
 01/01/2013 to 12/31/2013........     1.063021         1.146180               0
 01/01/2014 to 12/31/2014........     1.146180         1.209223               0
 01/01/2015 to 12/31/2015........     1.209223         1.173684               0
 01/01/2016 to 12/31/2016........     1.173684         1.214266               0
 01/01/2017 to 12/31/2017........     1.214266         1.359098               0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.417720         8.378044               0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     8.378044        10.245674              0
 01/01/2010 to 12/31/2010........    10.245674        11.260787              0
 01/01/2011 to 12/31/2011........    11.260787        11.144271              0
 01/01/2012 to 12/31/2012........    11.144271        12.313150              0
 01/01/2013 to 12/31/2013........    12.313150        13.616481              0
 01/01/2014 to 12/31/2014........    13.616481        14.108439              0
 01/01/2015 to 12/31/2015........    14.108439        13.544002              0
 01/01/2016 to 12/31/2016........    13.544002        14.029684              0
 01/01/2017 to 12/31/2017........    14.029684        15.917935              0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.702758         7.680966              0
 01/01/2009 to 12/31/2009........     7.680966         9.709994              0
 01/01/2010 to 12/31/2010........     9.709994        10.854137              0
 01/01/2011 to 12/31/2011........    10.854137        10.402723              0
 01/01/2012 to 12/31/2012........    10.402723        11.716593              0
 01/01/2013 to 12/31/2013........    11.716593        13.546625              0
 01/01/2014 to 12/31/2014........    13.546625        13.978632              0
 01/01/2015 to 12/31/2015........    13.978632        13.371768              0
 01/01/2016 to 12/31/2016........    13.371768        13.994711              0
 01/01/2017 to 12/31/2017........    13.994711        16.395850              0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.425799         0.809677         34,205
 01/01/2009 to 12/31/2009........     0.809677         1.134074         46,596
 01/01/2010 to 12/31/2010........     1.134074         1.296464         44,931
 01/01/2011 to 12/31/2011........     1.296464         1.252625         32,451
 01/01/2012 to 12/31/2012........     1.252625         1.455504         29,807
 01/01/2013 to 12/31/2013........     1.455504         1.977825         19,205
 01/01/2014 to 12/31/2014........     1.977825         2.107657         18,388
 01/01/2015 to 12/31/2015........     2.107657         2.280824         17,603
 01/01/2016 to 12/31/2016........     2.280824         2.267638         16,788
 01/01/2017 to 12/31/2017........     2.267638         2.964063         16,038
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.610061         0.331805         88,391
 01/01/2009 to 12/31/2009........     0.331805         0.516529         97,042
 01/01/2010 to 12/31/2010........     0.516529         0.645863         85,117
 01/01/2011 to 12/31/2011........     0.645863         0.569883         51,013
 01/01/2012 to 12/31/2012........     0.569883         0.625597         47,898
 01/01/2013 to 04/26/2013........     0.625597         0.652746              0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     0.930798         0.549112         76,879
 01/01/2009 to 12/31/2009........     0.549112         0.782207         65,809
 01/01/2010 to 12/31/2010........     0.782207         0.978008         63,697
 01/01/2011 to 12/31/2011........     0.978008         0.941943              0
 01/01/2012 to 12/31/2012........     0.941943         1.048462              0
 01/01/2013 to 12/31/2013........     1.048462         1.402233              0
 01/01/2014 to 12/31/2014........     1.402233         1.548502              0
 01/01/2015 to 12/31/2015........     1.548502         1.617514              0
 01/01/2016 to 12/31/2016........     1.617514         1.682352              0
 01/01/2017 to 12/31/2017........     1.682352         2.055142              0
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.474404         0.919343            994
 01/01/2009 to 12/31/2009........     0.919343         1.248045              0
 01/01/2010 to 12/31/2010........     1.248045         1.645757              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   1.645757         1.634946                0
 01/01/2012 to 12/31/2012........   1.634946         1.855469                0
 01/01/2013 to 12/31/2013........   1.855469         2.619500                0
 01/01/2014 to 12/31/2014........   2.619500         2.735547                0
 01/01/2015 to 12/31/2015........   2.735547         2.744693                0
 01/01/2016 to 12/31/2016........   2.744693         2.996271                0
 01/01/2017 to 12/31/2017........   2.996271         3.595398                0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.501020         1.286189           40,793
 01/01/2009 to 12/31/2009........   1.286189         1.860747           37,732
 01/01/2010 to 12/31/2010........   1.860747         2.296763           37,023
 01/01/2011 to 12/31/2011........   2.296763         2.099012           23,355
 01/01/2012 to 04/27/2012........   2.099012         2.315910                0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.304475         2.357892           21,269
 01/01/2013 to 12/31/2013........   2.357892         3.008627           12,839
 01/01/2014 to 12/31/2014........   3.008627         3.230205           12,293
 01/01/2015 to 12/31/2015........   3.230205         2.878977           11,768
 01/01/2016 to 12/31/2016........   2.878977         3.256234           11,223
 01/01/2017 to 12/31/2017........   3.256234         3.490892           10,722
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.928299         1.600684           10,697
 01/01/2009 to 12/31/2009........   1.600684         2.067340           10,697
 01/01/2010 to 12/31/2010........   2.067340         2.276536           10,697
 01/01/2011 to 12/31/2011........   2.276536         2.359437           10,697
 01/01/2012 to 12/31/2012........   2.359437         2.571054           10,697
 01/01/2013 to 12/31/2013........   2.571054         2.538441                0
 01/01/2014 to 12/31/2014........   2.538441         2.617162                0
 01/01/2015 to 12/31/2015........   2.617162         2.511498                0
 01/01/2016 to 12/31/2016........   2.511498         2.663487                0
 01/01/2017 to 12/31/2017........   2.663487         2.815194                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.756858         1.400219           36,130
 01/01/2009 to 12/31/2009........   1.400219         1.875340           29,501
 01/01/2010 to 12/31/2010........   1.875340         2.074483           26,921
 01/01/2011 to 12/31/2011........   2.074483         2.122058              230
 01/01/2012 to 12/31/2012........   2.122058         2.346747               47
 01/01/2013 to 12/31/2013........   2.346747         2.481338               46
 01/01/2014 to 12/31/2014........   2.481338         2.547109                0
 01/01/2015 to 12/31/2015........   2.547109         2.439938                0
 01/01/2016 to 04/29/2016........   2.439938         2.508318                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.951573         1.622088           51,189
 01/01/2009 to 12/31/2009........   1.622088         2.096308           48,127
 01/01/2010 to 12/31/2010........   2.096308         2.311888           36,460
 01/01/2011 to 12/31/2011........   2.311888         2.398123           13,484
 01/01/2012 to 12/31/2012........   2.398123         2.613304           12,699
 01/01/2013 to 12/31/2013........   2.613304         2.582923           12,216
 01/01/2014 to 12/31/2014........   2.582923         2.665797           11,541
 01/01/2015 to 12/31/2015........   2.665797         2.560915           11,048
 01/01/2016 to 12/31/2016........   2.560915         2.720234           10,537
 01/01/2017 to 12/31/2017........   2.720234         2.876580           10,066

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.513266         1.473849                0
 01/01/2009 to 12/31/2009........   1.473849         1.502111                0
 01/01/2010 to 12/31/2010........   1.502111         1.551688                0
 01/01/2011 to 12/31/2011........   1.551688         1.599542                0
 01/01/2012 to 12/31/2012........   1.599542         1.613859                0
 01/01/2013 to 12/31/2013........   1.613859         1.566014                0
 01/01/2014 to 12/31/2014........   1.566014         1.572576                0
 01/01/2015 to 12/31/2015........   1.572576         1.544623                0
 01/01/2016 to 12/31/2016........   1.544623         1.527971                0
 01/01/2017 to 12/31/2017........   1.527971         1.521381                0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.530793         1.492480           42,327
 01/01/2009 to 12/31/2009........   1.492480         1.522640           36,019
 01/01/2010 to 12/31/2010........   1.522640         1.575555           35,135
 01/01/2011 to 12/31/2011........   1.575555         1.624396           15,982
 01/01/2012 to 12/31/2012........   1.624396         1.640521           15,066
 01/01/2013 to 12/31/2013........   1.640521         1.594388           17,610
 01/01/2014 to 12/31/2014........   1.594388         1.601283           24,895
 01/01/2015 to 12/31/2015........   1.601283         1.574246           25,442
 01/01/2016 to 12/31/2016........   1.574246         1.560005           24,436
 01/01/2017 to 12/31/2017........   1.560005         1.554708           42,664





                                             AMERICAN FORERUNNER - 2.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........    14.326112        12.684368          1,426
 01/01/2009 to 12/31/2009........    12.684368        13.951652          1,426
 01/01/2010 to 12/31/2010........    13.951652        14.505902          1,426
 01/01/2011 to 12/31/2011........    14.505902        15.034773          1,426
 01/01/2012 to 12/31/2012........    15.034773        15.472811          1,426
 01/01/2013 to 12/31/2013........    15.472811        14.787212              0
 01/01/2014 to 12/31/2014........    14.787212        15.206131              0
 01/01/2015 to 12/31/2015........    15.206131        14.893667              0
 01/01/2016 to 12/31/2016........    14.893667        14.976072              0
 01/01/2017 to 12/31/2017........    14.976072        15.165316              0
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........     3.223532         1.463267         12,567
 01/01/2009 to 12/31/2009........     1.463267         2.305407          9,462
 01/01/2010 to 12/31/2010........     2.305407         2.756661         14,298
 01/01/2011 to 12/31/2011........     2.756661         2.177205          2,474
 01/01/2012 to 12/31/2012........     2.177205         2.512923          1,230
 01/01/2013 to 12/31/2013........     2.512923         3.148719          1,243
 01/01/2014 to 12/31/2014........     3.148719         3.140858              0
 01/01/2015 to 12/31/2015........     3.140858         3.076038              0
 01/01/2016 to 12/31/2016........     3.076038         3.067640              0
 01/01/2017 to 12/31/2017........     3.067640         3.772572              0
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    14.072101         7.700423          7,698
 01/01/2009 to 12/31/2009........     7.700423        10.485988          8,048

                                             AMERICAN FORERUNNER - 2.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........    10.485988        12.156048          4,075
 01/01/2011 to 12/31/2011........    12.156048        11.366405            529
 01/01/2012 to 12/31/2012........    11.366405        13.087229            249
 01/01/2013 to 12/31/2013........    13.087229        16.631476            258
 01/01/2014 to 12/31/2014........    16.631476        17.627488              0
 01/01/2015 to 12/31/2015........    17.627488        18.398887              0
 01/01/2016 to 12/31/2016........    18.398887        19.676721              0
 01/01/2017 to 12/31/2017........    19.676721        24.659239              0
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........     9.564284         5.805636         37,179
 01/01/2009 to 12/31/2009........     5.805636         7.442416         30,960
 01/01/2010 to 12/31/2010........     7.442416         8.100356         25,149
 01/01/2011 to 12/31/2011........     8.100356         7.767787          6,105
 01/01/2012 to 12/31/2012........     7.767787         8.912778          3,106
 01/01/2013 to 12/31/2013........     8.912778        11.622353          3,106
 01/01/2014 to 12/31/2014........    11.622353        12.559699          3,067
 01/01/2015 to 12/31/2015........    12.559699        12.446421          2,913
 01/01/2016 to 12/31/2016........    12.446421        13.558051          2,759
 01/01/2017 to 12/31/2017........    13.558051        16.208519          2,618





                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.152523        10.453468              0
 01/01/2013 to 12/31/2013........    10.453468        11.382887              0
 01/01/2014 to 12/31/2014........    11.382887        11.971383              0
 01/01/2015 to 12/31/2015........    11.971383        11.796393              0
 01/01/2016 to 12/31/2016........    11.796393        11.972630              0
 01/01/2017 to 12/31/2017........    11.972630        13.327858              0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996761         1.035750              0
 01/01/2015 to 12/31/2015........     1.035750         1.004751              0
 01/01/2016 to 12/31/2016........     1.004751         1.004001              0
 01/01/2017 to 12/31/2017........     1.004001         1.136042              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007753         6.980314              0
 01/01/2009 to 12/31/2009........     6.980314         8.844211          9,029
 01/01/2010 to 12/31/2010........     8.844211         9.718562          8,403
 01/01/2011 to 12/31/2011........     9.718562         9.319201          8,689
 01/01/2012 to 12/31/2012........     9.319201        10.364233              0
 01/01/2013 to 12/31/2013........    10.364233        12.035729            915
 01/01/2014 to 12/31/2014........    12.035729        12.504793             30
 01/01/2015 to 12/31/2015........    12.504793        12.164596             28
 01/01/2016 to 12/31/2016........    12.164596        12.848534             27
 01/01/2017 to 12/31/2017........    12.848534        14.710598             25
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997754         6.331349          9,779
 01/01/2009 to 12/31/2009........     6.331349         8.314334              0
 01/01/2010 to 12/31/2010........     8.314334         9.244030              0
 01/01/2011 to 12/31/2011........     9.244030         8.628175              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     8.628175         9.817988              0
 01/01/2013 to 12/31/2013........     9.817988        12.033942              0
 01/01/2014 to 12/31/2014........    12.033942        12.542849              0
 01/01/2015 to 12/31/2015........    12.542849        12.195441              0
 01/01/2016 to 12/31/2016........    12.195441        13.018383              0
 01/01/2017 to 12/31/2017........    13.018383        15.477718              0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017752         7.651043              0
 01/01/2009 to 12/31/2009........     7.651043         9.249565              0
 01/01/2010 to 12/31/2010........     9.249565         9.959711              0
 01/01/2011 to 12/31/2011........     9.959711         9.776712            322
 01/01/2012 to 12/31/2012........     9.776712        10.615421              0
 01/01/2013 to 12/31/2013........    10.615421        11.806193              0
 01/01/2014 to 12/31/2014........    11.806193        12.271564              0
 01/01/2015 to 12/31/2015........    12.271564        11.935256              0
 01/01/2016 to 12/31/2016........    11.935256        12.513136              0
 01/01/2017 to 12/31/2017........    12.513136        13.849425              0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.078638        11.433469              0
 01/01/2013 to 12/31/2013........    11.433469        10.821573              0
 01/01/2014 to 12/31/2014........    10.821573        11.025808              0
 01/01/2015 to 12/31/2015........    11.025808         9.767904              0
 01/01/2016 to 12/31/2016........     9.767904        10.427270              0
 01/01/2017 to 12/31/2017........    10.427270        11.217712              0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.747469         0.954519         17,115
 01/01/2009 to 12/31/2009........     0.954519         1.139815          3,226
 01/01/2010 to 12/31/2010........     1.139815         1.193319              0
 01/01/2011 to 12/31/2011........     1.193319         0.933762              0
 01/01/2012 to 12/31/2012........     0.933762         1.091881            770
 01/01/2013 to 12/31/2013........     1.091881         1.231663              0
 01/01/2014 to 12/31/2014........     1.231663         1.166325              0
 01/01/2015 to 12/31/2015........     1.166325         1.117858              0
 01/01/2016 to 12/31/2016........     1.117858         1.150491              0
 01/01/2017 to 12/31/2017........     1.150491         1.520504              0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.774450         0.969958         13,778
 01/01/2009 to 12/31/2009........     0.969958         1.158981         15,430
 01/01/2010 to 12/31/2010........     1.158981         1.215389         10,664
 01/01/2011 to 12/31/2011........     1.215389         0.952847         10,964
 01/01/2012 to 12/31/2012........     0.952847         1.114452          8,650
 01/01/2013 to 12/31/2013........     1.114452         1.258859              0
 01/01/2014 to 12/31/2014........     1.258859         1.193936              0
 01/01/2015 to 12/31/2015........     1.193936         1.144592              0
 01/01/2016 to 12/31/2016........     1.144592         1.180142              0
 01/01/2017 to 12/31/2017........     1.180142         1.560020              0
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.140711         3.907795         26,525
 01/01/2009 to 12/31/2009........     3.907795         4.180102         13,726
 01/01/2010 to 12/31/2010........     4.180102         4.425750         12,901
 01/01/2011 to 12/31/2011........     4.425750         4.609552          9,398
 01/01/2012 to 12/31/2012........     4.609552         4.844345          2,015
 01/01/2013 to 12/31/2013........     4.844345         4.698217              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     4.698217         4.916339              0
 01/01/2015 to 12/31/2015........     4.916339         4.832990              0
 01/01/2016 to 12/31/2016........     4.832990         4.870602              0
 01/01/2017 to 12/31/2017........     4.870602         4.955698              0
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.938120         1.822176         16,989
 01/01/2009 to 12/31/2009........     1.822176         2.436896         16,739
 01/01/2010 to 12/31/2010........     2.436896         2.852305         13,337
 01/01/2011 to 12/31/2011........     2.852305         2.538687         12,965
 01/01/2012 to 12/31/2012........     2.538687         2.836895         13,340
 01/01/2013 to 12/31/2013........     2.836895         3.721630          8,350
 01/01/2014 to 12/31/2014........     3.721630         3.960984          1,667
 01/01/2015 to 12/31/2015........     3.960984         4.113871          1,667
 01/01/2016 to 12/31/2016........     4.113871         4.024417              0
 01/01/2017 to 12/31/2017........     4.024417         5.266712              0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    16.426223         8.858334            712
 01/01/2009 to 05/01/2009........     8.858334         9.224496              0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     2.968904         1.843094         11,701
 01/01/2009 to 12/31/2009........     1.843094         2.467018         12,810
 01/01/2010 to 12/31/2010........     2.467018         2.891286          9,308
 01/01/2011 to 12/31/2011........     2.891286         2.575981          1,823
 01/01/2012 to 12/31/2012........     2.575981         2.881150          1,826
 01/01/2013 to 12/31/2013........     2.881150         3.783703              0
 01/01/2014 to 12/31/2014........     3.783703         4.031066              0
 01/01/2015 to 12/31/2015........     4.031066         4.190426              0
 01/01/2016 to 12/31/2016........     4.190426         4.103039              0
 01/01/2017 to 12/31/2017........     4.103039         5.376118              0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.909069        10.185425              0
 01/01/2013 to 12/31/2013........    10.185425        11.007432              0
 01/01/2014 to 12/31/2014........    11.007432        11.422048              0
 01/01/2015 to 12/31/2015........    11.422048        11.178090              0
 01/01/2016 to 12/31/2016........    11.178090        11.436581              0
 01/01/2017 to 12/31/2017........    11.436581        12.696398              0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.015259         2.025571         65,239
 01/01/2009 to 12/31/2009........     2.025571         1.989494         20,665
 01/01/2010 to 12/31/2010........     1.989494         1.949122         19,645
 01/01/2011 to 12/31/2011........     1.949122         1.909677          7,078
 01/01/2012 to 12/31/2012........     1.909677         1.870715         15,691
 01/01/2013 to 12/31/2013........     1.870715         1.832754              0
 01/01/2014 to 12/31/2014........     1.832754         1.795564              0
 01/01/2015 to 12/31/2015........     1.795564         1.759127              0
 01/01/2016 to 12/31/2016........     1.759127         1.725364              0
 01/01/2017 to 12/31/2017........     1.725364         1.701175              0
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.726895         7.424591          2,935
 01/01/2009 to 12/31/2009........     7.424591         9.564455          2,932
 01/01/2010 to 12/31/2010........     9.564455        10.840802          2,929

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 04/29/2011........    10.840802        11.730385              0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    11.694668         9.972411          2,926
 01/01/2012 to 12/31/2012........     9.972411        11.404591              0
 01/01/2013 to 12/31/2013........    11.404591        14.470160              0
 01/01/2014 to 12/31/2014........    14.470160        14.897912              0
 01/01/2015 to 12/31/2015........    14.897912        14.302463              0
 01/01/2016 to 12/31/2016........    14.302463        15.270322              0
 01/01/2017 to 12/31/2017........    15.270322        18.392704              0
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.106799         9.315287         28,616
 01/01/2009 to 12/31/2009........     9.315287        10.999521            997
 01/01/2010 to 12/31/2010........    10.999521        11.859628            997
 01/01/2011 to 12/31/2011........    11.859628        11.997446            996
 01/01/2012 to 12/31/2012........    11.997446        12.831605            995
 01/01/2013 to 12/31/2013........    12.831605        13.110053            995
 01/01/2014 to 12/31/2014........    13.110053        13.418405              0
 01/01/2015 to 12/31/2015........    13.418405        13.069136              0
 01/01/2016 to 12/31/2016........    13.069136        13.383984              0
 01/01/2017 to 12/31/2017........    13.383984        14.022205              0
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.526811         8.853522              0
 01/01/2009 to 12/31/2009........     8.853522        10.727624         14,233
 01/01/2010 to 12/31/2010........    10.727624        11.721470         13,598
 01/01/2011 to 12/31/2011........    11.721470        11.604606         12,922
 01/01/2012 to 12/31/2012........    11.604606        12.670904         12,299
 01/01/2013 to 12/31/2013........    12.670904        13.770021         11,694
 01/01/2014 to 12/31/2014........    13.770021        14.155211         11,071
 01/01/2015 to 12/31/2015........    14.155211        13.719109         10,436
 01/01/2016 to 12/31/2016........    13.719109        14.258987          9,828
 01/01/2017 to 12/31/2017........    14.258987        15.457244          9,257
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.986534         8.380231         26,032
 01/01/2009 to 12/31/2009........     8.380231        10.388402         21,231
 01/01/2010 to 12/31/2010........    10.388402        11.518240         20,335
 01/01/2011 to 12/31/2011........    11.518240        11.130529         19,135
 01/01/2012 to 12/31/2012........    11.130529        12.347306         23,245
 01/01/2013 to 12/31/2013........    12.347306        14.272342         17,556
 01/01/2014 to 12/31/2014........    14.272342        14.688924          7,325
 01/01/2015 to 12/31/2015........    14.688924        14.208387              0
 01/01/2016 to 12/31/2016........    14.208387        14.909154              0
 01/01/2017 to 12/31/2017........    14.909154        16.759386              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997754         7.002190              0
 01/01/2009 to 12/31/2009........     7.002190         8.818786              0
 01/01/2010 to 12/31/2010........     8.818786         9.507876              0
 01/01/2011 to 12/31/2011........     9.507876         9.151333              0
 01/01/2012 to 12/31/2012........     9.151333        10.410179              0
 01/01/2013 to 04/26/2013........    10.410179        11.183989              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.255865        12.774505              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 04/25/2014........    12.774505        12.696845              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.439069         7.906563         37,246
 01/01/2009 to 12/31/2009........     7.906563         9.999785         33,416
 01/01/2010 to 12/31/2010........     9.999785        11.237078          4,385
 01/01/2011 to 12/31/2011........    11.237078        10.594228          4,343
 01/01/2012 to 12/31/2012........    10.594228        11.975033          4,306
 01/01/2013 to 12/31/2013........    11.975033        14.584356          4,274
 01/01/2014 to 12/31/2014........    14.584356        15.035309          4,223
 01/01/2015 to 12/31/2015........    15.035309        14.480338          4,168
 01/01/2016 to 12/31/2016........    14.480338        15.341417          4,111
 01/01/2017 to 12/31/2017........    15.341417        17.911209              0
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.935849        10.351571              0
 01/01/2013 to 12/31/2013........    10.351571        11.598045              0
 01/01/2014 to 12/31/2014........    11.598045        12.459022              0
 01/01/2015 to 12/31/2015........    12.459022        11.707250              0
 01/01/2016 to 12/31/2016........    11.707250        12.429157              0
 01/01/2017 to 12/31/2017........    12.429157        14.410188              0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.282074         1.732791          7,432
 01/01/2009 to 12/31/2009........     1.732791         2.398216          7,397
 01/01/2010 to 12/31/2010........     2.398216         2.697728          5,308
 01/01/2011 to 12/31/2011........     2.697728         2.816053          5,156
 01/01/2012 to 12/31/2012........     2.816053         3.079655          3,475
 01/01/2013 to 12/31/2013........     3.079655         4.120798          3,139
 01/01/2014 to 12/31/2014........     4.120798         4.106804              0
 01/01/2015 to 12/31/2015........     4.106804         3.636409              0
 01/01/2016 to 12/31/2016........     3.636409         4.371823              0
 01/01/2017 to 12/31/2017........     4.371823         4.822879              0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.333417         1.760758         11,855
 01/01/2009 to 12/31/2009........     1.760758         2.438083         13,870
 01/01/2010 to 12/31/2010........     2.438083         2.743894         12,030
 01/01/2011 to 12/31/2011........     2.743894         2.865706          2,566
 01/01/2012 to 12/31/2012........     2.865706         3.135538          3,897
 01/01/2013 to 12/31/2013........     3.135538         4.197796          1,063
 01/01/2014 to 12/31/2014........     4.197796         4.185594          1,056
 01/01/2015 to 12/31/2015........     4.185594         3.707952          1,049
 01/01/2016 to 12/31/2016........     3.707952         4.460171          1,041
 01/01/2017 to 12/31/2017........     4.460171         4.922911          1,034
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.987193         9.724128          4,538
 01/01/2012 to 12/31/2012........     9.724128         9.944730              0
 01/01/2013 to 12/31/2013........     9.944730         9.856026              0
 01/01/2014 to 12/31/2014........     9.856026         9.758172              0
 01/01/2015 to 12/31/2015........     9.758172         9.500649              0
 01/01/2016 to 12/31/2016........     9.500649         9.599527              0
 01/01/2017 to 12/31/2017........     9.599527         9.530510              0
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    38.055879        27.973888             84
 01/01/2009 to 12/31/2009........    27.973888        32.065656             92
 01/01/2010 to 12/31/2010........    32.065656        34.341460             96

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    34.341460        34.853689             91
 01/01/2012 to 12/31/2012........    34.853689        38.276970             93
 01/01/2013 to 12/31/2013........    38.276970        45.104308              0
 01/01/2014 to 12/31/2014........    45.104308        48.731945              0
 01/01/2015 to 12/31/2015........    48.731945        48.838644              0
 01/01/2016 to 12/31/2016........    48.838644        51.073168              0
 01/01/2017 to 12/31/2017........    51.073168        57.471917              0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.551321         2.104082          7,478
 01/01/2009 to 12/31/2009........     2.104082         2.713834          7,378
 01/01/2010 to 12/31/2010........     2.713834         2.970180          6,733
 01/01/2011 to 12/31/2011........     2.970180         2.785797          6,788
 01/01/2012 to 12/31/2012........     2.785797         3.073303          6,815
 01/01/2013 to 12/31/2013........     3.073303         4.015383          5,453
 01/01/2014 to 12/31/2014........     4.015383         4.341206              0
 01/01/2015 to 12/31/2015........     4.341206         4.344205              0
 01/01/2016 to 12/31/2016........     4.344205         4.556345              0
 01/01/2017 to 12/31/2017........     4.556345         5.303844              0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.593563         2.131294         63,757
 01/01/2009 to 12/31/2009........     2.131294         2.752625         33,958
 01/01/2010 to 12/31/2010........     2.752625         3.015478         32,430
 01/01/2011 to 12/31/2011........     3.015478         2.830940          3,670
 01/01/2012 to 12/31/2012........     2.830940         3.125446            832
 01/01/2013 to 12/31/2013........     3.125446         4.088710              0
 01/01/2014 to 12/31/2014........     4.088710         4.424207              0
 01/01/2015 to 12/31/2015........     4.424207         4.432677              0
 01/01/2016 to 12/31/2016........     4.432677         4.653340              0
 01/01/2017 to 12/31/2017........     4.653340         5.421789              0
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     6.716085         4.124698            804
 01/01/2009 to 12/31/2009........     4.124698         4.816735            817
 01/01/2010 to 12/31/2010........     4.816735         5.306798            821
 01/01/2011 to 12/31/2011........     5.306798         5.212597            817
 01/01/2012 to 12/31/2012........     5.212597         5.791201            817
 01/01/2013 to 12/31/2013........     5.791201         7.618837              0
 01/01/2014 to 12/31/2014........     7.618837         8.472306              0
 01/01/2015 to 12/31/2015........     8.472306         8.673411              0
 01/01/2016 to 12/31/2016........     8.673411         9.200802              0
 01/01/2017 to 12/31/2017........     9.200802        10.992436              0
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    15.917430         9.094890          4,552
 01/01/2009 to 12/31/2009........     9.094890        12.005300          2,224
 01/01/2010 to 12/31/2010........    12.005300        13.656337          2,685
 01/01/2011 to 12/31/2011........    13.656337        12.632295          2,545
 01/01/2012 to 12/31/2012........    12.632295        15.590890          1,928
 01/01/2013 to 12/31/2013........    15.590890        15.816081          1,548
 01/01/2014 to 12/31/2014........    15.816081        17.550999          1,112
 01/01/2015 to 12/31/2015........    17.550999        16.953837          1,109
 01/01/2016 to 12/31/2016........    16.953837        16.755054            622
 01/01/2017 to 12/31/2017........    16.755054        18.179978            622

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.758537         0.452895               0
 01/01/2009 to 12/31/2009........     0.452895         0.589957           7,484
 01/01/2010 to 12/31/2010........     0.589957         0.715482          14,368
 01/01/2011 to 12/31/2011........     0.715482         0.723757          14,364
 01/01/2012 to 12/31/2012........     0.723757         0.840216          14,359
 01/01/2013 to 12/31/2013........     0.840216         1.198558          25,070
 01/01/2014 to 12/31/2014........     1.198558         1.396088          16,068
 01/01/2015 to 12/31/2015........     1.396088         1.312545          16,269
 01/01/2016 to 12/31/2016........     1.312545         1.320380           9,582
 01/01/2017 to 12/31/2017........     1.320380         1.531808           5,803
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   151.284020        85.961854             575
 01/01/2009 to 12/31/2009........    85.961854       120.309015             205
 01/01/2010 to 12/31/2010........   120.309015       128.945415             137
 01/01/2011 to 12/31/2011........   128.945415       116.801881             375
 01/01/2012 to 12/31/2012........   116.801881       140.182768             107
 01/01/2013 to 12/31/2013........   140.182768       176.873069              40
 01/01/2014 to 04/25/2014........   176.873069       183.802482               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     8.794130         3.909748             979
 01/01/2009 to 12/31/2009........     3.909748         5.284810             937
 01/01/2010 to 12/31/2010........     5.284810         5.557401           1,006
 01/01/2011 to 04/29/2011........     5.557401         5.896731               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.596007         0.538312               0
 01/01/2012 to 12/31/2012........     0.538312         0.625243               0
 01/01/2013 to 12/31/2013........     0.625243         0.893419               0
 01/01/2014 to 12/31/2014........     0.893419         1.041115               0
 01/01/2015 to 12/31/2015........     1.041115         0.979322               0
 01/01/2016 to 12/31/2016........     0.979322         0.986665               0
 01/01/2017 to 12/31/2017........     0.986665         1.145962               0
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.887901         0.395087         161,005
 01/01/2009 to 12/31/2009........     0.395087         0.534008               0
 01/01/2010 to 12/31/2010........     0.534008         0.561759               0
 01/01/2011 to 04/29/2011........     0.561759         0.596108               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    44.387759        23.550536              43
 01/01/2009 to 12/31/2009........    23.550536        34.392469             308
 01/01/2010 to 12/31/2010........    34.392469        38.747323              45
 01/01/2011 to 12/31/2011........    38.747323        36.730835              44
 01/01/2012 to 12/31/2012........    36.730835        39.829026              45
 01/01/2013 to 12/31/2013........    39.829026        51.677326              46
 01/01/2014 to 12/31/2014........    51.677326        56.135040              41
 01/01/2015 to 12/31/2015........    56.135040        56.428132              38
 01/01/2016 to 12/31/2016........    56.428132        58.134464               0
 01/01/2017 to 12/31/2017........    58.134464        71.161116               0
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.872216         1.084224          34,530
 01/01/2009 to 12/31/2009........     1.084224         1.647106          42,253

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   1.647106         1.878678           37,366
 01/01/2011 to 12/31/2011........   1.878678         1.578220           55,051
 01/01/2012 to 12/31/2012........   1.578220         1.998300           24,168
 01/01/2013 to 12/31/2013........   1.998300         2.554686           21,640
 01/01/2014 to 12/31/2014........   2.554686         2.357926            5,718
 01/01/2015 to 12/31/2015........   2.357926         2.205609            5,766
 01/01/2016 to 12/31/2016........   2.205609         2.337563            2,285
 01/01/2017 to 12/31/2017........   2.337563         2.987167            2,269
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010605         1.043317                0
 01/01/2013 to 12/31/2013........   1.043317         1.041170                0
 01/01/2014 to 12/31/2014........   1.041170         1.076969                0
 01/01/2015 to 12/31/2015........   1.076969         1.010745                0
 01/01/2016 to 12/31/2016........   1.010745         1.106261                0
 01/01/2017 to 12/31/2017........   1.106261         1.192268                0
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........   1.539561         0.924091            4,559
 01/01/2009 to 12/31/2009........   0.924091         1.211524            5,592
 01/01/2010 to 12/31/2010........   1.211524         1.497741            5,554
 01/01/2011 to 12/31/2011........   1.497741         1.451544            5,522
 01/01/2012 to 12/31/2012........   1.451544         1.681176            6,907
 01/01/2013 to 12/31/2013........   1.681176         2.308811            2,394
 01/01/2014 to 12/31/2014........   2.308811         2.440901            2,379
 01/01/2015 to 12/31/2015........   2.440901         2.350480            2,364
 01/01/2016 to 12/31/2016........   2.350480         2.566104            2,345
 01/01/2017 to 12/31/2017........   2.566104         3.151089            2,330
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   0.516343         0.320963                0
 01/01/2009 to 12/31/2009........   0.320963         0.438858                0
 01/01/2010 to 12/31/2010........   0.438858         0.478602                0
 01/01/2011 to 12/31/2011........   0.478602         0.469950                0
 01/01/2012 to 12/31/2012........   0.469950         0.531986           24,401
 01/01/2013 to 12/31/2013........   0.531986         0.712641           17,102
 01/01/2014 to 12/31/2014........   0.712641         0.759225           12,648
 01/01/2015 to 12/31/2015........   0.759225         0.822215           11,715
 01/01/2016 to 12/31/2016........   0.822215         0.804486            6,285
 01/01/2017 to 12/31/2017........   0.804486         1.079764                0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........   9.868827         5.226372            1,408
 01/01/2009 to 12/31/2009........   5.226372         7.358053            1,431
 01/01/2010 to 12/31/2010........   7.358053         7.886216            1,420
 01/01/2011 to 12/31/2011........   7.886216         7.619846            1,118
 01/01/2012 to 04/27/2012........   7.619846         8.554182                0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   0.518549         0.322196                0
 01/01/2009 to 12/31/2009........   0.322196         0.441551                0
 01/01/2010 to 12/31/2010........   0.441551         0.482092                0
 01/01/2011 to 12/31/2011........   0.482092         0.473779                0
 01/01/2012 to 12/31/2012........   0.473779         0.536424                0
 01/01/2013 to 12/31/2013........   0.536424         0.719485                0
 01/01/2014 to 12/31/2014........   0.719485         0.767319                0
 01/01/2015 to 12/31/2015........   0.767319         0.831921                0
 01/01/2016 to 12/31/2016........   0.831921         0.814932                0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     0.814932         1.094848              0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012660         1.045354              0
 01/01/2013 to 12/31/2013........     1.045354         1.136665              0
 01/01/2014 to 12/31/2014........     1.136665         1.191283              0
 01/01/2015 to 12/31/2015........     1.191283         1.177547              0
 01/01/2016 to 12/31/2016........     1.177547         1.187144              0
 01/01/2017 to 12/31/2017........     1.187144         1.356869              0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.603573        13.791247              0
 01/01/2014 to 12/31/2014........    13.791247        13.979860              0
 01/01/2015 to 12/31/2015........    13.979860        13.864321              0
 01/01/2016 to 12/31/2016........    13.864321        14.231887              0
 01/01/2017 to 12/31/2017........    14.231887        17.146770              0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997754         7.950715              0
 01/01/2009 to 12/31/2009........     7.950715         9.957092          2,703
 01/01/2010 to 12/31/2010........     9.957092        10.908234              0
 01/01/2011 to 12/31/2011........    10.908234        10.915453          2,347
 01/01/2012 to 12/31/2012........    10.915453        12.028704              0
 01/01/2013 to 04/26/2013........    12.028704        12.530088              0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.226693         2.021217          5,691
 01/01/2009 to 12/31/2009........     2.021217         2.572824          2,862
 01/01/2010 to 12/31/2010........     2.572824         3.206516          2,198
 01/01/2011 to 12/31/2011........     3.206516         3.152219          2,141
 01/01/2012 to 12/31/2012........     3.152219         3.528534          2,145
 01/01/2013 to 12/31/2013........     3.528534         4.863453          1,607
 01/01/2014 to 12/31/2014........     4.863453         4.931613          1,607
 01/01/2015 to 12/31/2015........     4.931613         4.747361          1,607
 01/01/2016 to 12/31/2016........     4.747361         5.533455          1,606
 01/01/2017 to 12/31/2017........     5.533455         6.232429          1,606
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.259939         2.044098          3,606
 01/01/2009 to 12/31/2009........     2.044098         2.604429          4,944
 01/01/2010 to 12/31/2010........     2.604429         3.249234          2,711
 01/01/2011 to 12/31/2011........     3.249234         3.197454            496
 01/01/2012 to 12/31/2012........     3.197454         3.582662              0
 01/01/2013 to 12/31/2013........     3.582662         4.943037              0
 01/01/2014 to 12/31/2014........     4.943037         5.017110              0
 01/01/2015 to 12/31/2015........     5.017110         4.834657              0
 01/01/2016 to 12/31/2016........     4.834657         5.640748              0
 01/01/2017 to 12/31/2017........     5.640748         6.359577              0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.070180         0.615297         25,208
 01/01/2009 to 12/31/2009........     0.615297         0.781702         24,207
 01/01/2010 to 12/31/2010........     0.781702         1.005929         25,158
 01/01/2011 to 12/31/2011........     1.005929         1.012613         21,250
 01/01/2012 to 12/31/2012........     1.012613         1.100025         21,070
 01/01/2013 to 12/31/2013........     1.100025         1.599115         29,321
 01/01/2014 to 12/31/2014........     1.599115         1.581305         11,315
 01/01/2015 to 12/31/2015........     1.581305         1.571326         11,315
 01/01/2016 to 12/31/2016........     1.571326         1.632535          6,616

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     1.632535         2.026298              0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     1.301794         1.347122         45,552
 01/01/2009 to 12/31/2009........     1.347122         1.385512         41,696
 01/01/2010 to 12/31/2010........     1.385512         1.434682         31,047
 01/01/2011 to 12/31/2011........     1.434682         1.508023         86,350
 01/01/2012 to 12/31/2012........     1.508023         1.530813         31,775
 01/01/2013 to 12/31/2013........     1.530813         1.461781          3,549
 01/01/2014 to 12/31/2014........     1.461781         1.510576              0
 01/01/2015 to 12/31/2015........     1.510576         1.481248              0
 01/01/2016 to 12/31/2016........     1.481248         1.482250              0
 01/01/2017 to 12/31/2017........     1.482250         1.495303              0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     1.576713         0.982693          4,193
 01/01/2009 to 12/31/2009........     0.982693         1.316812          5,796
 01/01/2010 to 12/31/2010........     1.316812         1.625479          4,890
 01/01/2011 to 12/31/2011........     1.625479         1.557724            516
 01/01/2012 to 12/31/2012........     1.557724         1.790397            336
 01/01/2013 to 12/31/2013........     1.790397         2.329948              0
 01/01/2014 to 12/31/2014........     2.329948         2.493254              0
 01/01/2015 to 12/31/2015........     2.493254         2.378627              0
 01/01/2016 to 12/31/2016........     2.378627         2.799675              0
 01/01/2017 to 12/31/2017........     2.799675         3.171725              0
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.573391         0.890901              0
 01/01/2009 to 12/31/2009........     0.890901         1.119727              0
 01/01/2010 to 12/31/2010........     1.119727         1.183829              0
 01/01/2011 to 12/31/2011........     1.183829         1.013133              0
 01/01/2012 to 12/31/2012........     1.013133         1.171361              0
 01/01/2013 to 12/31/2013........     1.171361         1.394570              0
 01/01/2014 to 12/31/2014........     1.394570         1.280634              0
 01/01/2015 to 12/31/2015........     1.280634         1.238586              0
 01/01/2016 to 12/31/2016........     1.238586         1.225589              0
 01/01/2017 to 12/31/2017........     1.225589         1.496264              0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.763184        11.205160              0
 01/01/2014 to 12/31/2014........    11.205160        11.994448              0
 01/01/2015 to 12/31/2015........    11.994448        11.608647              0
 01/01/2016 to 12/31/2016........    11.608647        11.869134              0
 01/01/2017 to 12/31/2017........    11.869134        13.436532              0
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.679813         1.091499          4,815
 01/01/2009 to 12/31/2009........     1.091499         1.343751          4,820
 01/01/2010 to 12/31/2010........     1.343751         1.666412          5,076
 01/01/2011 to 12/31/2011........     1.666412         1.562667          4,890
 01/01/2012 to 12/31/2012........     1.562667         1.776523          5,199
 01/01/2013 to 12/31/2013........     1.776523         2.405052              0
 01/01/2014 to 12/31/2014........     2.405052         2.468911              0
 01/01/2015 to 12/31/2015........     2.468911         2.310161              0
 01/01/2016 to 12/31/2016........     2.310161         2.737733              0
 01/01/2017 to 12/31/2017........     2.737733         3.068349              0
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     3.964364         2.436584          2,359

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   2.436584         3.005903             2,350
 01/01/2010 to 12/31/2010........   3.005903         3.371683             2,250
 01/01/2011 to 12/31/2011........   3.371683         3.357426             2,097
 01/01/2012 to 12/31/2012........   3.357426         3.796403             1,968
 01/01/2013 to 12/31/2013........   3.796403         4.898398                 0
 01/01/2014 to 12/31/2014........   4.898398         5.427619                 0
 01/01/2015 to 12/31/2015........   5.427619         5.366048                 0
 01/01/2016 to 12/31/2016........   5.366048         5.855578                 0
 01/01/2017 to 12/31/2017........   5.855578         6.955221                 0
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........   1.712843         0.967084           122,309
 01/01/2009 to 12/31/2009........   0.967084         1.246534            50,517
 01/01/2010 to 12/31/2010........   1.246534         1.360540            47,280
 01/01/2011 to 12/31/2011........   1.360540         1.190159            40,566
 01/01/2012 to 12/31/2012........   1.190159         1.360684            39,128
 01/01/2013 to 12/31/2013........   1.360684         1.589797            36,134
 01/01/2014 to 12/31/2014........   1.589797         1.449290            10,681
 01/01/2015 to 12/31/2015........   1.449290         1.394691            10,779
 01/01/2016 to 12/31/2016........   1.394691         1.354429             9,298
 01/01/2017 to 12/31/2017........   1.354429         1.700652             9,296
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........   4.016800         3.055626            20,106
 01/01/2009 to 12/31/2009........   3.055626         3.541572             6,569
 01/01/2010 to 12/31/2010........   3.541572         3.809704             6,117
 01/01/2011 to 12/31/2011........   3.809704         3.813152               935
 01/01/2012 to 12/31/2012........   3.813152         4.157802               953
 01/01/2013 to 12/31/2013........   4.157802         4.835165                 0
 01/01/2014 to 12/31/2014........   4.835165         5.133249                 0
 01/01/2015 to 12/31/2015........   5.133249         5.008990                 0
 01/01/2016 to 12/31/2016........   5.008990         5.345241                 0
 01/01/2017 to 12/31/2017........   5.345241         5.874340                 0
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.413570         0.898593            12,553
 01/01/2009 to 12/31/2009........   0.898593         0.977673            10,317
 01/01/2010 to 12/31/2010........   0.977673         1.043337            10,742
 01/01/2011 to 12/31/2011........   1.043337         1.043162             8,248
 01/01/2012 to 12/31/2012........   1.043162         1.164642             8,234
 01/01/2013 to 12/31/2013........   1.164642         1.503240             7,730
 01/01/2014 to 12/31/2014........   1.503240         1.615618             5,907
 01/01/2015 to 12/31/2015........   1.615618         1.485038             5,992
 01/01/2016 to 12/31/2016........   1.485038         1.718196             3,007
 01/01/2017 to 12/31/2017........   1.718196         1.807191                 0
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.421677         0.904731            13,227
 01/01/2009 to 12/31/2009........   0.904731         0.985438            16,125
 01/01/2010 to 12/31/2010........   0.985438         1.052370             4,891
 01/01/2011 to 12/31/2011........   1.052370         1.052993             4,557
 01/01/2012 to 12/31/2012........   1.052993         1.177356             2,262
 01/01/2013 to 12/31/2013........   1.177356         1.521272                 0
 01/01/2014 to 12/31/2014........   1.521272         1.636313                 0
 01/01/2015 to 12/31/2015........   1.636313         1.505845                 0
 01/01/2016 to 12/31/2016........   1.505845         1.742907                 0
 01/01/2017 to 12/31/2017........   1.742907         1.835956                 0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.315967           0.854676         42,165
 01/01/2009 to 12/31/2009........   0.854676           1.009695         37,135
 01/01/2010 to 12/31/2010........   1.009695           1.099806         32,240
 01/01/2011 to 12/31/2011........   1.099806           1.084420         36,532
 01/01/2012 to 12/31/2012........   1.084420           1.235659         34,955
 01/01/2013 to 12/31/2013........   1.235659           1.638983         22,036
 01/01/2014 to 12/31/2014........   1.638983           1.775323          5,443
 01/01/2015 to 12/31/2015........   1.775323           1.732958          5,381
 01/01/2016 to 12/31/2016........   1.732958           1.937110          2,627
 01/01/2017 to 12/31/2017........   1.937110           2.231616              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   2.899731           1.729921          2,131
 01/01/2009 to 12/31/2009........   1.729921           2.058967          2,118
 01/01/2010 to 12/31/2010........   2.058967           2.305225          2,055
 01/01/2011 to 12/31/2011........   2.305225           2.114340          1,936
 01/01/2012 to 12/31/2012........   2.114340           2.391658          1,777
 01/01/2013 to 04/26/2013........   2.391658           2.627676              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997754           6.570607            799
 01/01/2009 to 12/31/2009........   6.570607           8.039157            859
 01/01/2010 to 12/31/2010........   8.039157           8.744321            875
 01/01/2011 to 12/31/2011........   8.744321           8.520387            624
 01/01/2012 to 12/31/2012........   8.520387           9.508166            610
 01/01/2013 to 04/26/2013........   9.508166          10.393854              0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.327641           0.863456          2,967
 01/01/2009 to 12/31/2009........   0.863456           1.020795          2,939
 01/01/2010 to 12/31/2010........   1.020795           1.112637          2,916
 01/01/2011 to 12/31/2011........   1.112637           1.098891          2,896
 01/01/2012 to 12/31/2012........   1.098891           1.252957          2,875
 01/01/2013 to 12/31/2013........   1.252957           1.664970          2,855
 01/01/2014 to 12/31/2014........   1.664970           1.804549          2,837
 01/01/2015 to 12/31/2015........   1.804549           1.763149          2,820
 01/01/2016 to 12/31/2016........   1.763149           1.972681          2,798
 01/01/2017 to 12/31/2017........   1.972681           2.276792          2,779
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   2.934480           1.752631            836
 01/01/2009 to 12/31/2009........   1.752631           2.088957            946
 01/01/2010 to 12/31/2010........   2.088957           2.341238            975
 01/01/2011 to 12/31/2011........   2.341238           2.149364            962
 01/01/2012 to 12/31/2012........   2.149364           2.433764              0
 01/01/2013 to 04/26/2013........   2.433764           2.674886              0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.181690           1.366533         15,166
 01/01/2011 to 12/31/2011........   1.366533           1.246180         14,859
 01/01/2012 to 12/31/2012........   1.246180           1.334072         12,341
 01/01/2013 to 12/31/2013........   1.334072           1.817061          9,660
 01/01/2014 to 12/31/2014........   1.817061           1.798240          5,414
 01/01/2015 to 12/31/2015........   1.798240           1.673256          5,402
 01/01/2016 to 12/31/2016........   1.673256           1.500610          1,914
 01/01/2017 to 12/31/2017........   1.500610           2.057073          1,902
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.896577         0.828031         19,408
 01/01/2009 to 12/31/2009........     0.828031         1.083252          9,405
 01/01/2010 to 04/30/2010........     1.083252         1.169912              0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........     1.929019         1.161132         11,963
 01/01/2009 to 12/31/2009........     1.161132         1.283563         12,691
 01/01/2010 to 12/31/2010........     1.283563         1.525914         12,609
 01/01/2011 to 12/31/2011........     1.525914         1.577341         10,475
 01/01/2012 to 12/31/2012........     1.577341         1.695876          8,781
 01/01/2013 to 12/31/2013........     1.695876         2.295982         11,272
 01/01/2014 to 12/31/2014........     2.295982         2.242629          2,571
 01/01/2015 to 12/31/2015........     2.242629         2.205470          2,570
 01/01/2016 to 12/31/2016........     2.205470         2.558174          2,569
 01/01/2017 to 12/31/2017........     2.558174         2.894610          2,569
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     1.506066         0.910304          3,106
 01/01/2009 to 12/31/2009........     0.910304         1.219686          3,105
 01/01/2010 to 12/31/2010........     1.219686         1.468110          3,104
 01/01/2011 to 12/31/2011........     1.468110         1.362486          3,103
 01/01/2012 to 12/31/2012........     1.362486         1.405242          3,102
 01/01/2013 to 04/26/2013........     1.405242         1.520525              0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........     1.940222         1.168910         19,957
 01/01/2009 to 12/31/2009........     1.168910         1.293156          7,083
 01/01/2010 to 12/31/2010........     1.293156         1.538721          7,047
 01/01/2011 to 12/31/2011........     1.538721         1.591360          5,232
 01/01/2012 to 12/31/2012........     1.591360         1.713262          5,211
 01/01/2013 to 12/31/2013........     1.713262         2.322611          2,651
 01/01/2014 to 12/31/2014........     2.322611         2.271136          2,634
 01/01/2015 to 12/31/2015........     2.271136         2.234575          2,618
 01/01/2016 to 12/31/2016........     2.234575         2.595123          2,598
 01/01/2017 to 12/31/2017........     2.595123         2.939644          2,580
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    18.851238        10.977278          1,308
 01/01/2009 to 12/31/2009........    10.977278        15.034985          1,203
 01/01/2010 to 12/31/2010........    15.034985        17.076183          1,189
 01/01/2011 to 12/31/2011........    17.076183        15.324030            937
 01/01/2012 to 12/31/2012........    15.324030        18.190324            430
 01/01/2013 to 12/31/2013........    18.190324        22.653303            314
 01/01/2014 to 12/31/2014........    22.653303        22.669060            214
 01/01/2015 to 12/31/2015........    22.669060        23.083098            209
 01/01/2016 to 12/31/2016........    23.083098        22.666929            220
 01/01/2017 to 12/31/2017........    22.666929        30.366629              0
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997754         6.539896              0
 01/01/2009 to 12/31/2009........     6.539896         8.497277              0
 01/01/2010 to 12/31/2010........     8.497277         8.962532              0
 01/01/2011 to 12/31/2011........     8.962532         8.175364              0
 01/01/2012 to 12/31/2012........     8.175364         9.787757              0
 01/01/2013 to 04/26/2013........     9.787757        10.383926              0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999719         1.030951              0
 01/01/2015 to 12/31/2015........     1.030951         0.954708              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     0.954708         1.039379               0
 01/01/2017 to 12/31/2017........     1.039379         1.146637               0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    11.767148        10.733538          10,606
 01/01/2009 to 12/31/2009........    10.733538        12.413781           5,521
 01/01/2010 to 12/31/2010........    12.413781        13.105836           3,811
 01/01/2011 to 12/31/2011........    13.105836        14.271213           6,222
 01/01/2012 to 12/31/2012........    14.271213        15.256787           3,084
 01/01/2013 to 12/31/2013........    15.256787        13.560780             559
 01/01/2014 to 12/31/2014........    13.560780        13.669980             349
 01/01/2015 to 12/31/2015........    13.669980        12.976047             376
 01/01/2016 to 12/31/2016........    12.976047        13.346346             371
 01/01/2017 to 12/31/2017........    13.346346        13.529714               0
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.274466         1.253655          79,120
 01/01/2009 to 12/31/2009........     1.253655         1.449658         271,476
 01/01/2010 to 12/31/2010........     1.449658         1.536291         262,673
 01/01/2011 to 12/31/2011........     1.536291         1.552910         144,518
 01/01/2012 to 12/31/2012........     1.552910         1.662273          97,714
 01/01/2013 to 12/31/2013........     1.662273         1.597349          81,723
 01/01/2014 to 12/31/2014........     1.597349         1.630537          55,339
 01/01/2015 to 12/31/2015........     1.630537         1.597531          47,406
 01/01/2016 to 12/31/2016........     1.597531         1.605961          36,168
 01/01/2017 to 12/31/2017........     1.605961         1.644279          28,062
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.702228        10.820402               0
 01/01/2013 to 12/31/2013........    10.820402        10.121720               0
 01/01/2014 to 12/31/2014........    10.121720        10.665690               0
 01/01/2015 to 12/31/2015........    10.665690        10.494205               0
 01/01/2016 to 12/31/2016........    10.494205        10.416702               0
 01/01/2017 to 12/31/2017........    10.416702        10.471248               0
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.214283        10.704310               0
 01/01/2014 to 12/31/2014........    10.704310        11.393303               0
 01/01/2015 to 12/31/2015........    11.393303        11.022422               0
 01/01/2016 to 12/31/2016........    11.022422        11.291831               0
 01/01/2017 to 12/31/2017........    11.291831        12.885680               0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010638         1.063387               0
 01/01/2013 to 12/31/2013........     1.063387         1.147148               0
 01/01/2014 to 12/31/2014........     1.147148         1.210849               0
 01/01/2015 to 12/31/2015........     1.210849         1.175850               0
 01/01/2016 to 12/31/2016........     1.175850         1.217116               0
 01/01/2017 to 12/31/2017........     1.217116         1.362966               0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.430585         8.391697               0
 01/01/2009 to 12/31/2009........     8.391697        10.267504               0
 01/01/2010 to 12/31/2010........    10.267504        11.290419               0
 01/01/2011 to 12/31/2011........    11.290419        11.179172               0
 01/01/2012 to 12/31/2012........    11.179172        12.357921               0
 01/01/2013 to 12/31/2013........    12.357921        13.672826               0
 01/01/2014 to 12/31/2014........    13.672826        14.173906               0
 01/01/2015 to 12/31/2015........    14.173906        13.613658               0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    13.613658        14.108889               0
 01/01/2017 to 12/31/2017........    14.108889        16.015781               0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.715944         7.693486               0
 01/01/2009 to 12/31/2009........     7.693486         9.730686               0
 01/01/2010 to 12/31/2010........     9.730686        10.882702               0
 01/01/2011 to 12/31/2011........    10.882702        10.435307               0
 01/01/2012 to 12/31/2012........    10.435307        11.759200               0
 01/01/2013 to 12/31/2013........    11.759200        13.602685               0
 01/01/2014 to 12/31/2014........    13.602685        14.043501               0
 01/01/2015 to 12/31/2015........    14.043501        13.440543               0
 01/01/2016 to 12/31/2016........    13.440543        14.073724               0
 01/01/2017 to 12/31/2017........    14.073724        16.496638               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.432337         0.813799          15,214
 01/01/2009 to 12/31/2009........     0.813799         1.140418          18,190
 01/01/2010 to 12/31/2010........     1.140418         1.304368          16,312
 01/01/2011 to 12/31/2011........     1.304368         1.260890          10,181
 01/01/2012 to 12/31/2012........     1.260890         1.465844          10,818
 01/01/2013 to 12/31/2013........     1.465844         1.992871          21,653
 01/01/2014 to 12/31/2014........     1.992871         2.124753           5,310
 01/01/2015 to 12/31/2015........     2.124753         2.300475           5,170
 01/01/2016 to 12/31/2016........     2.300475         2.288319           2,218
 01/01/2017 to 12/31/2017........     2.288319         2.992586               0
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.612139         0.333103          20,949
 01/01/2009 to 12/31/2009........     0.333103         0.518809          37,202
 01/01/2010 to 12/31/2010........     0.518809         0.649038          19,728
 01/01/2011 to 12/31/2011........     0.649038         0.572970          21,010
 01/01/2012 to 12/31/2012........     0.572970         0.629302          22,720
 01/01/2013 to 04/26/2013........     0.629302         0.656716               0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     0.934079         0.551325         107,546
 01/01/2009 to 12/31/2009........     0.551325         0.785752          33,818
 01/01/2010 to 12/31/2010........     0.785752         0.982932          33,961
 01/01/2011 to 12/31/2011........     0.982932         0.947158          21,629
 01/01/2012 to 12/31/2012........     0.947158         1.054797          12,532
 01/01/2013 to 12/31/2013........     1.054797         1.411410          22,232
 01/01/2014 to 12/31/2014........     1.411410         1.559416           5,044
 01/01/2015 to 12/31/2015........     1.559416         1.629729           5,044
 01/01/2016 to 12/31/2016........     1.629729         1.695904           5,044
 01/01/2017 to 12/31/2017........     1.695904         2.072731               0
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.482417         0.924804          47,212
 01/01/2009 to 12/31/2009........     0.924804         1.256087           9,087
 01/01/2010 to 12/31/2010........     1.256087         1.657190          10,613
 01/01/2011 to 12/31/2011........     1.657190         1.647125          10,429
 01/01/2012 to 12/31/2012........     1.647125         1.870231           8,058
 01/01/2013 to 12/31/2013........     1.870231         2.641659          12,826
 01/01/2014 to 12/31/2014........     2.641659         2.760068           5,536
 01/01/2015 to 12/31/2015........     2.760068         2.770681           5,536
 01/01/2016 to 12/31/2016........     2.770681         3.026155           2,675
 01/01/2017 to 12/31/2017........     3.026155         3.633067               0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.512446         1.292715           35,455
 01/01/2009 to 12/31/2009........   1.292715         1.871125            7,707
 01/01/2010 to 12/31/2010........   1.871125         2.310726           14,338
 01/01/2011 to 12/31/2011........   2.310726         2.112827           12,015
 01/01/2012 to 04/27/2012........   2.112827         2.331533                0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.320031         2.374605            8,114
 01/01/2013 to 12/31/2013........   2.374605         3.031467                0
 01/01/2014 to 12/31/2014........   3.031467         3.256355                0
 01/01/2015 to 12/31/2015........   3.256355         2.903736                0
 01/01/2016 to 12/31/2016........   2.903736         3.285881                0
 01/01/2017 to 12/31/2017........   3.285881         3.524431                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.941043         1.612071            4,977
 01/01/2009 to 12/31/2009........   1.612071         2.083087           15,369
 01/01/2010 to 12/31/2010........   2.083087         2.295023            6,327
 01/01/2011 to 12/31/2011........   2.295023         2.379785            7,448
 01/01/2012 to 12/31/2012........   2.379785         2.594530            3,680
 01/01/2013 to 12/31/2013........   2.594530         2.562901            1,098
 01/01/2014 to 12/31/2014........   2.562901         2.643702                0
 01/01/2015 to 12/31/2015........   2.643702         2.538235                0
 01/01/2016 to 12/31/2016........   2.538235         2.693188           11,580
 01/01/2017 to 12/31/2017........   2.693188         2.848007           11,578
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.783117         1.421860           73,040
 01/01/2009 to 12/31/2009........   1.421860         1.905276           58,876
 01/01/2010 to 12/31/2010........   1.905276         2.108652           37,042
 01/01/2011 to 12/31/2011........   2.108652         2.158086           24,963
 01/01/2012 to 12/31/2012........   2.158086         2.387789           33,184
 01/01/2013 to 12/31/2013........   2.387789         2.525997           26,298
 01/01/2014 to 12/31/2014........   2.525997         2.594249           14,432
 01/01/2015 to 12/31/2015........   2.594249         2.486338           14,473
 01/01/2016 to 04/29/2016........   2.486338         2.556438                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.964483         1.633638           43,385
 01/01/2009 to 12/31/2009........   1.633638         2.112289           30,608
 01/01/2010 to 12/31/2010........   2.112289         2.330677           30,804
 01/01/2011 to 12/31/2011........   2.330677         2.418818           12,570
 01/01/2012 to 12/31/2012........   2.418818         2.637181                0
 01/01/2013 to 12/31/2013........   2.637181         2.607827                0
 01/01/2014 to 12/31/2014........   2.607827         2.692846                0
 01/01/2015 to 12/31/2015........   2.692846         2.588194                0
 01/01/2016 to 12/31/2016........   2.588194         2.750584              869
 01/01/2017 to 12/31/2017........   2.750584         2.910126              864
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.523268         1.484334           41,252
 01/01/2009 to 12/31/2009........   1.484334         1.513554           35,855
 01/01/2010 to 12/31/2010........   1.513554         1.564290           36,485
 01/01/2011 to 12/31/2011........   1.564290         1.613338           28,409
 01/01/2012 to 12/31/2012........   1.613338         1.628597           29,100
 01/01/2013 to 12/31/2013........   1.628597         1.581105           23,214

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   1.581105         1.588524            5,459
 01/01/2015 to 12/31/2015........   1.588524         1.561068            5,788
 01/01/2016 to 12/31/2016........   1.561068         1.545012                0
 01/01/2017 to 12/31/2017........   1.545012         1.539116                0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.540916         1.503104           27,814
 01/01/2009 to 12/31/2009........   1.503104         1.534245           23,823
 01/01/2010 to 12/31/2010........   1.534245         1.588358           24,205
 01/01/2011 to 12/31/2011........   1.588358         1.638412           11,033
 01/01/2012 to 12/31/2012........   1.638412         1.655508                0
 01/01/2013 to 12/31/2013........   1.655508         1.609759                0
 01/01/2014 to 12/31/2014........   1.609759         1.617528                0
 01/01/2015 to 12/31/2015........   1.617528         1.591012                0
 01/01/2016 to 12/31/2016........   1.591012         1.577409                0
 01/01/2017 to 12/31/2017........   1.577409         1.572837                0





                                             AMERICAN FORERUNNER - 2.3
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........    14.402794        12.758660          1,897
 01/01/2009 to 12/31/2009........    12.758660        14.040382          1,952
 01/01/2010 to 12/31/2010........    14.040382        14.605456          1,951
 01/01/2011 to 12/31/2011........    14.605456        15.145505          2,004
 01/01/2012 to 12/31/2012........    15.145505        15.594606          1,812
 01/01/2013 to 12/31/2013........    15.594606        14.911066          1,329
 01/01/2014 to 12/31/2014........    14.911066        15.341161          1,681
 01/01/2015 to 12/31/2015........    15.341161        15.033439          1,699
 01/01/2016 to 12/31/2016........    15.033439        15.124177          1,403
 01/01/2017 to 12/31/2017........    15.124177        15.322931          1,076
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........     3.239059         1.471055         75,397
 01/01/2009 to 12/31/2009........     1.471055         2.318836         31,751
 01/01/2010 to 12/31/2010........     2.318836         2.774104         26,184
 01/01/2011 to 12/31/2011........     2.774104         2.192076         23,572
 01/01/2012 to 12/31/2012........     2.192076         2.531358         19,368
 01/01/2013 to 12/31/2013........     2.531358         3.173404          9,574
 01/01/2014 to 12/31/2014........     3.173404         3.167065         11,122
 01/01/2015 to 12/31/2015........     3.167065         3.103256         11,137
 01/01/2016 to 12/31/2016........     3.103256         3.096332          9,437
 01/01/2017 to 12/31/2017........     3.096332         3.809756          7,828
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    14.242091         7.797364         36,510
 01/01/2009 to 12/31/2009........     7.797364        10.623307         30,599
 01/01/2010 to 12/31/2010........    10.623307        12.321390         29,908
 01/01/2011 to 12/31/2011........    12.321390        11.526758         22,371
 01/01/2012 to 12/31/2012........    11.526758        13.278529         20,187
 01/01/2013 to 12/31/2013........    13.278529        16.883018         14,089
 01/01/2014 to 12/31/2014........    16.883018        17.903044          1,015
 01/01/2015 to 12/31/2015........    17.903044        18.695848            987
 01/01/2016 to 12/31/2016........    18.695848        20.004304            730

                                             AMERICAN FORERUNNER - 2.3
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........    20.004304        25.082265            471
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........     9.680001         5.878832         46,419
 01/01/2009 to 12/31/2009........     5.878832         7.540018         43,466
 01/01/2010 to 12/31/2010........     7.540018         8.210688         40,797
 01/01/2011 to 12/31/2011........     8.210688         7.877519         29,839
 01/01/2012 to 12/31/2012........     7.877519         9.043227         23,665
 01/01/2013 to 12/31/2013........     9.043227        11.798354         18,096
 01/01/2014 to 12/31/2014........    11.798354        12.756271              0
 01/01/2015 to 12/31/2015........    12.756271        12.647544              0
 01/01/2016 to 12/31/2016........    12.647544        13.784025              0
 01/01/2017 to 12/31/2017........    13.784025        16.486882              0





                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.157640        10.462244           0
 01/01/2013 to 12/31/2013........    10.462244        11.398136           0
 01/01/2014 to 12/31/2014........    11.398136        11.993412           0
 01/01/2015 to 12/31/2015........    11.993412        11.824007           0
 01/01/2016 to 12/31/2016........    11.824007        12.006654           0
 01/01/2017 to 12/31/2017........    12.006654        13.372392           0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996768         1.036108           0
 01/01/2015 to 12/31/2015........     1.036108         1.005600           0
 01/01/2016 to 12/31/2016........     1.005600         1.005352           0
 01/01/2017 to 12/31/2017........     1.005352         1.138137           0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007808         6.982719           0
 01/01/2009 to 12/31/2009........     6.982719         8.851680           0
 01/01/2010 to 12/31/2010........     8.851680         9.731627           0
 01/01/2011 to 12/31/2011........     9.731627         9.336384           0
 01/01/2012 to 12/31/2012........     9.336384        10.388559           0
 01/01/2013 to 12/31/2013........    10.388559        12.070005           0
 01/01/2014 to 12/31/2014........    12.070005        12.546672           0
 01/01/2015 to 12/31/2015........    12.546672        12.211439           0
 01/01/2016 to 12/31/2016........    12.211439        12.904456           0
 01/01/2017 to 12/31/2017........    12.904456        14.781984           0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997808         6.333533           0
 01/01/2009 to 12/31/2009........     6.333533         8.321358           0
 01/01/2010 to 12/31/2010........     8.321358         9.256460           0
 01/01/2011 to 12/31/2011........     9.256460         8.644087           0
 01/01/2012 to 12/31/2012........     8.644087         9.841035           0
 01/01/2013 to 12/31/2013........     9.841035        12.068215           0
 01/01/2014 to 12/31/2014........    12.068215        12.584860           0
 01/01/2015 to 12/31/2015........    12.584860        12.242406           0
 01/01/2016 to 12/31/2016........    12.242406        13.075047           0
 01/01/2017 to 12/31/2017........    13.075047        15.552830           0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/28/2008 to 12/31/2008........    10.017807         7.653677              0
 01/01/2009 to 12/31/2009........     7.653677         9.257373              0
 01/01/2010 to 12/31/2010........     9.257373         9.973098              0
 01/01/2011 to 12/31/2011........     9.973098         9.794734              0
 01/01/2012 to 12/31/2012........     9.794734        10.640332              0
 01/01/2013 to 12/31/2013........    10.640332        11.839811              0
 01/01/2014 to 12/31/2014........    11.839811        12.312659              0
 01/01/2015 to 12/31/2015........    12.312659        11.981212              0
 01/01/2016 to 12/31/2016........    11.981212        12.567594              0
 01/01/2017 to 12/31/2017........    12.567594        13.916628              0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.084374        11.443224              0
 01/01/2013 to 12/31/2013........    11.443224        10.836221              0
 01/01/2014 to 12/31/2014........    10.836221        11.046252              0
 01/01/2015 to 12/31/2015........    11.046252         9.790912              0
 01/01/2016 to 12/31/2016........     9.790912        10.457053              0
 01/01/2017 to 12/31/2017........    10.457053        11.255358              0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.762107         0.962999              0
 01/01/2009 to 12/31/2009........     0.962999         1.150516              0
 01/01/2010 to 12/31/2010........     1.150516         1.205123              0
 01/01/2011 to 12/31/2011........     1.205123         0.943469              0
 01/01/2012 to 12/31/2012........     0.943469         1.103787              0
 01/01/2013 to 12/31/2013........     1.103787         1.245715              0
 01/01/2014 to 12/31/2014........     1.245715         1.180221              0
 01/01/2015 to 12/31/2015........     1.180221         1.131742              0
 01/01/2016 to 12/31/2016........     1.131742         1.165363              0
 01/01/2017 to 12/31/2017........     1.165363         1.540925              0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.789310         0.978572              0
 01/01/2009 to 12/31/2009........     0.978572         1.169859              0
 01/01/2010 to 12/31/2010........     1.169859         1.227409              0
 01/01/2011 to 12/31/2011........     1.227409         0.962750              0
 01/01/2012 to 12/31/2012........     0.962750         1.126601              0
 01/01/2013 to 12/31/2013........     1.126601         1.273218              0
 01/01/2014 to 12/31/2014........     1.273218         1.208158              0
 01/01/2015 to 12/31/2015........     1.208158         1.158806              0
 01/01/2016 to 12/31/2016........     1.158806         1.195395              0
 01/01/2017 to 12/31/2017........     1.195395         1.580969              0
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.190808         3.957057          5,323
 01/01/2009 to 12/31/2009........     3.957057         4.234912          5,822
 01/01/2010 to 12/31/2010........     4.234912         4.486020          7,773
 01/01/2011 to 12/31/2011........     4.486020         4.674654          5,473
 01/01/2012 to 12/31/2012........     4.674654         4.915231          5,674
 01/01/2013 to 12/31/2013........     4.915231         4.769347          6,491
 01/01/2014 to 12/31/2014........     4.769347         4.993266          6,490
 01/01/2015 to 12/31/2015........     4.993266         4.911066          6,571
 01/01/2016 to 12/31/2016........     4.911066         4.951759          6,737
 01/01/2017 to 12/31/2017........     4.951759         5.040785          7,364
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.957541         1.835142              0
 01/01/2009 to 12/31/2009........     1.835142         2.455463              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     2.455463         2.875472              0
 01/01/2011 to 12/31/2011........     2.875472         2.560584              0
 01/01/2012 to 12/31/2012........     2.560584         2.862800              0
 01/01/2013 to 12/31/2013........     2.862800         3.757491              0
 01/01/2014 to 12/31/2014........     3.757491         4.001151              0
 01/01/2015 to 12/31/2015........     4.001151         4.157666              0
 01/01/2016 to 12/31/2016........     4.157666         4.069291              0
 01/01/2017 to 12/31/2017........     4.069291         5.328091              0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    16.519591         8.913166              0
 01/01/2009 to 05/01/2009........     8.913166         9.283139              0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     2.988588         1.856247              0
 01/01/2009 to 12/31/2009........     1.856247         2.485864              0
 01/01/2010 to 12/31/2010........     2.485864         2.914828              0
 01/01/2011 to 12/31/2011........     2.914828         2.598252              0
 01/01/2012 to 12/31/2012........     2.598252         2.907519              0
 01/01/2013 to 12/31/2013........     2.907519         3.820239              0
 01/01/2014 to 12/31/2014........     3.820239         4.072025              0
 01/01/2015 to 12/31/2015........     4.072025         4.235121              0
 01/01/2016 to 12/31/2016........     4.235121         4.148875              0
 01/01/2017 to 12/31/2017........     4.148875         5.438882              0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.914063        10.193976              0
 01/01/2013 to 12/31/2013........    10.193976        11.022179              0
 01/01/2014 to 12/31/2014........    11.022179        11.443067              0
 01/01/2015 to 12/31/2015........    11.443067        11.204260              0
 01/01/2016 to 12/31/2016........    11.204260        11.469085              0
 01/01/2017 to 12/31/2017........    11.469085        12.738825              0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.039902         2.051369          8,861
 01/01/2009 to 12/31/2009........     2.051369         2.015839          9,543
 01/01/2010 to 12/31/2010........     2.015839         1.975920         10,077
 01/01/2011 to 12/31/2011........     1.975920         1.936898         10,026
 01/01/2012 to 12/31/2012........     1.936898         1.898334         10,940
 01/01/2013 to 12/31/2013........     1.898334         1.860742         12,241
 01/01/2014 to 12/31/2014........     1.860742         1.823895              0
 01/01/2015 to 12/31/2015........     1.823895         1.787777              0
 01/01/2016 to 12/31/2016........     1.787777         1.754340              0
 01/01/2017 to 12/31/2017........     1.754340         1.730608              0
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.743909         7.438255              0
 01/01/2009 to 12/31/2009........     7.438255         9.586847              0
 01/01/2010 to 12/31/2010........     9.586847        10.871608              0
 01/01/2011 to 04/29/2011........    10.871608        11.765635              0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    11.729859        10.005740              0
 01/01/2012 to 12/31/2012........    10.005740        11.448454              0
 01/01/2013 to 12/31/2013........    11.448454        14.533069              0
 01/01/2014 to 12/31/2014........    14.533069        14.970161              0
 01/01/2015 to 12/31/2015........    14.970161        14.379011              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    14.379011        15.359722           0
 01/01/2017 to 12/31/2017........    15.359722        18.509598           0
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.121648         9.332420           0
 01/01/2009 to 12/31/2009........     9.332420        11.025256           0
 01/01/2010 to 12/31/2010........    11.025256        11.893314           0
 01/01/2011 to 12/31/2011........    11.893314        12.037521           0
 01/01/2012 to 12/31/2012........    12.037521        12.880934           0
 01/01/2013 to 12/31/2013........    12.880934        13.167031           0
 01/01/2014 to 12/31/2014........    13.167031        13.483459           0
 01/01/2015 to 12/31/2015........    13.483459        13.139061           0
 01/01/2016 to 12/31/2016........    13.139061        13.462318           0
 01/01/2017 to 12/31/2017........    13.462318        14.111304           0
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.542222         8.869808           0
 01/01/2009 to 12/31/2009........     8.869808        10.752727           0
 01/01/2010 to 12/31/2010........    10.752727        11.754767           0
 01/01/2011 to 12/31/2011........    11.754767        11.643373           0
 01/01/2012 to 12/31/2012........    11.643373        12.719620           0
 01/01/2013 to 12/31/2013........    12.719620        13.829870           0
 01/01/2014 to 12/31/2014........    13.829870        14.223841           0
 01/01/2015 to 12/31/2015........    14.223841        13.792517           0
 01/01/2016 to 12/31/2016........    13.792517        14.342447           0
 01/01/2017 to 12/31/2017........    14.342447        15.555465           0
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.002559         8.395648           0
 01/01/2009 to 12/31/2009........     8.395648        10.412715           0
 01/01/2010 to 12/31/2010........    10.412715        11.550962           0
 01/01/2011 to 12/31/2011........    11.550962        11.167718           0
 01/01/2012 to 12/31/2012........    11.167718        12.394782           0
 01/01/2013 to 12/31/2013........    12.394782        14.334379           0
 01/01/2014 to 12/31/2014........    14.334379        14.760146           0
 01/01/2015 to 12/31/2015........    14.760146        14.284417           0
 01/01/2016 to 12/31/2016........    14.284417        14.996425           0
 01/01/2017 to 12/31/2017........    14.996425        16.865886           0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997808         7.004603           0
 01/01/2009 to 12/31/2009........     7.004603         8.826233           0
 01/01/2010 to 12/31/2010........     8.826233         9.520657           0
 01/01/2011 to 12/31/2011........     9.520657         9.168208           0
 01/01/2012 to 12/31/2012........     9.168208        10.434613           0
 01/01/2013 to 04/26/2013........    10.434613        11.212020           0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.284122        12.810885           0
 01/01/2014 to 04/25/2014........    12.810885        12.735010           0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.455699         7.921111           0
 01/01/2009 to 12/31/2009........     7.921111        10.023192           0
 01/01/2010 to 12/31/2010........    10.023192        11.269006           0
 01/01/2011 to 12/31/2011........    11.269006        10.629630           0
 01/01/2012 to 12/31/2012........    10.629630        12.021084           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    12.021084        14.647756           0
 01/01/2014 to 12/31/2014........    14.647756        15.108218           0
 01/01/2015 to 12/31/2015........    15.108218        14.557831           0
 01/01/2016 to 12/31/2016........    14.557831        15.431226           0
 01/01/2017 to 12/31/2017........    15.431226        18.025036           0
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.940857        10.360261           0
 01/01/2013 to 12/31/2013........    10.360261        11.613582           0
 01/01/2014 to 12/31/2014........    11.613582        12.481947           0
 01/01/2015 to 12/31/2015........    12.481947        11.734656           0
 01/01/2016 to 12/31/2016........    11.734656        12.464479           0
 01/01/2017 to 12/31/2017........    12.464479        14.458337           0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.282074         1.732791           0
 01/01/2009 to 12/31/2009........     1.732791         2.398216           0
 01/01/2010 to 12/31/2010........     2.398216         2.697727           0
 01/01/2011 to 12/31/2011........     2.697727         2.816051           0
 01/01/2012 to 12/31/2012........     2.816051         3.079652           0
 01/01/2013 to 12/31/2013........     3.079652         4.120794           0
 01/01/2014 to 12/31/2014........     4.120794         4.106800           0
 01/01/2015 to 12/31/2015........     4.106800         3.636404           0
 01/01/2016 to 12/31/2016........     3.636404         4.371816           0
 01/01/2017 to 12/31/2017........     4.371816         4.822871           0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.357988         1.774630           0
 01/01/2009 to 12/31/2009........     1.774630         2.458519           0
 01/01/2010 to 12/31/2010........     2.458519         2.768275           0
 01/01/2011 to 12/31/2011........     2.768275         2.892611           0
 01/01/2012 to 12/31/2012........     2.892611         3.166567           0
 01/01/2013 to 12/31/2013........     3.166567         4.241455           0
 01/01/2014 to 12/31/2014........     4.241455         4.231240           0
 01/01/2015 to 12/31/2015........     4.231240         3.750264           0
 01/01/2016 to 12/31/2016........     3.750264         4.513320           0
 01/01/2017 to 12/31/2017........     4.513320         4.984056           0
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.987262         9.727418           0
 01/01/2012 to 12/31/2012........     9.727418         9.953093           0
 01/01/2013 to 12/31/2013........     9.953093         9.869245           0
 01/01/2014 to 12/31/2014........     9.869245         9.776144           0
 01/01/2015 to 12/31/2015........     9.776144         9.522905           0
 01/01/2016 to 12/31/2016........     9.522905         9.626823           0
 01/01/2017 to 12/31/2017........     9.626823         9.562373           0
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    38.466755        28.290109           0
 01/01/2009 to 12/31/2009........    28.290109        32.444336           0
 01/01/2010 to 12/31/2010........    32.444336        34.764372           0
 01/01/2011 to 12/31/2011........    34.764372        35.300502           0
 01/01/2012 to 12/31/2012........    35.300502        38.787142           0
 01/01/2013 to 12/31/2013........    38.787142        45.728312           0
 01/01/2014 to 12/31/2014........    45.728312        49.430827           0
 01/01/2015 to 12/31/2015........    49.430827        49.563818           0
 01/01/2016 to 12/31/2016........    49.563818        51.857423           0
 01/01/2017 to 12/31/2017........    51.857423        58.383500           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.574789         2.119052              0
 01/01/2009 to 12/31/2009........     2.119052         2.734508              0
 01/01/2010 to 12/31/2010........     2.734508         2.994301              0
 01/01/2011 to 12/31/2011........     2.994301         2.809823              0
 01/01/2012 to 12/31/2012........     2.809823         3.101365              0
 01/01/2013 to 12/31/2013........     3.101365         4.054071              0
 01/01/2014 to 12/31/2014........     4.054071         4.385224              0
 01/01/2015 to 12/31/2015........     4.385224         4.390446              0
 01/01/2016 to 12/31/2016........     4.390446         4.607146              0
 01/01/2017 to 12/31/2017........     4.607146         5.365650              0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.617358         2.146486              0
 01/01/2009 to 12/31/2009........     2.146486         2.773631              0
 01/01/2010 to 12/31/2010........     2.773631         3.040008          4,167
 01/01/2011 to 12/31/2011........     3.040008         2.855392              0
 01/01/2012 to 12/31/2012........     2.855392         3.154026              0
 01/01/2013 to 12/31/2013........     3.154026         4.128158              0
 01/01/2014 to 12/31/2014........     4.128158         4.469125              0
 01/01/2015 to 12/31/2015........     4.469125         4.479919              0
 01/01/2016 to 12/31/2016........     4.479919         4.705284              0
 01/01/2017 to 12/31/2017........     4.705284         5.485042              0
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     6.799072         4.177765              0
 01/01/2009 to 12/31/2009........     4.177765         4.881145              0
 01/01/2010 to 12/31/2010........     4.881145         5.380449              0
 01/01/2011 to 12/31/2011........     5.380449         5.287579              0
 01/01/2012 to 12/31/2012........     5.287579         5.877458              0
 01/01/2013 to 12/31/2013........     5.877458         7.736180              0
 01/01/2014 to 12/31/2014........     7.736180         8.607096              0
 01/01/2015 to 12/31/2015........     8.607096         8.815807              0
 01/01/2016 to 12/31/2016........     8.815807         9.356533              0
 01/01/2017 to 12/31/2017........     9.356533        11.184064              0
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    15.946665         9.116178          4,684
 01/01/2009 to 12/31/2009........     9.116178        12.039417          4,498
 01/01/2010 to 12/31/2010........    12.039417        13.701981          2,190
 01/01/2011 to 12/31/2011........    13.701981        12.680842            862
 01/01/2012 to 12/31/2012........    12.680842        15.658666            856
 01/01/2013 to 12/31/2013........    15.658666        15.892778            850
 01/01/2014 to 12/31/2014........    15.892778        17.644921            845
 01/01/2015 to 12/31/2015........    17.644921        17.053085            840
 01/01/2016 to 12/31/2016........    17.053085        16.861557            834
 01/01/2017 to 12/31/2017........    16.861557        18.304654            828
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.761083         0.454644              0
 01/01/2009 to 12/31/2009........     0.454644         0.592531              0
 01/01/2010 to 12/31/2010........     0.592531         0.718962              0
 01/01/2011 to 12/31/2011........     0.718962         0.727641              0
 01/01/2012 to 12/31/2012........     0.727641         0.845149              0
 01/01/2013 to 12/31/2013........     0.845149         1.206197              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     1.206197         1.405688           0
 01/01/2015 to 12/31/2015........     1.405688         1.322231           0
 01/01/2016 to 12/31/2016........     1.322231         1.330789           0
 01/01/2017 to 12/31/2017........     1.330789         1.544653           0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   153.248132        87.121688           0
 01/01/2009 to 12/31/2009........    87.121688       121.993198           0
 01/01/2010 to 12/31/2010........   121.993198       130.815800           0
 01/01/2011 to 12/31/2011........   130.815800       118.555250           0
 01/01/2012 to 12/31/2012........   118.555250       142.358562           0
 01/01/2013 to 12/31/2013........   142.358562       179.708074           0
 01/01/2014 to 04/25/2014........   179.708074       186.777947           0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     8.832373         3.928729           0
 01/01/2009 to 12/31/2009........     3.928729         5.313122           0
 01/01/2010 to 12/31/2010........     5.313122         5.589964           0
 01/01/2011 to 04/29/2011........     5.589964         5.932248           0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.599611         0.541746           0
 01/01/2012 to 12/31/2012........     0.541746         0.629548           0
 01/01/2013 to 12/31/2013........     0.629548         0.900020           0
 01/01/2014 to 12/31/2014........     0.900020         1.049331           0
 01/01/2015 to 12/31/2015........     1.049331         0.987545           0
 01/01/2016 to 12/31/2016........     0.987545         0.995447           0
 01/01/2017 to 12/31/2017........     0.995447         1.156737           0
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.891779         0.397012           0
 01/01/2009 to 12/31/2009........     0.397012         0.536879           0
 01/01/2010 to 12/31/2010........     0.536879         0.565062           0
 01/01/2011 to 04/29/2011........     0.565062         0.599710           0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    44.826570        23.795319           0
 01/01/2009 to 12/31/2009........    23.795319        34.767305           0
 01/01/2010 to 12/31/2010........    34.767305        39.189179           0
 01/01/2011 to 12/31/2011........    39.189179        37.168235           0
 01/01/2012 to 12/31/2012........    37.168235        40.323570           0
 01/01/2013 to 12/31/2013........    40.323570        52.345121           0
 01/01/2014 to 12/31/2014........    52.345121        56.888863           0
 01/01/2015 to 12/31/2015........    56.888863        57.214478           0
 01/01/2016 to 12/31/2016........    57.214478        58.974050           0
 01/01/2017 to 12/31/2017........    58.974050        72.224790           0
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.878061         1.088155           0
 01/01/2009 to 12/31/2009........     1.088155         1.653906           0
 01/01/2010 to 12/31/2010........     1.653906         1.887375           0
 01/01/2011 to 12/31/2011........     1.887375         1.586318           0
 01/01/2012 to 12/31/2012........     1.586318         2.009563           0
 01/01/2013 to 12/31/2013........     2.009563         2.570367           0
 01/01/2014 to 12/31/2014........     2.570367         2.373586           0
 01/01/2015 to 12/31/2015........     2.373586         2.221368           0
 01/01/2016 to 12/31/2016........     2.221368         2.355441           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........   2.355441         3.011513                0
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.889333         1.095764            8,808
 01/01/2009 to 12/31/2009........   1.095764         1.667667            8,743
 01/01/2010 to 12/31/2010........   1.667667         1.904483           15,351
 01/01/2011 to 12/31/2011........   1.904483         1.603231            8,633
 01/01/2012 to 12/31/2012........   1.603231         2.031291            8,575
 01/01/2013 to 12/31/2013........   2.031291         2.601308            8,522
 01/01/2014 to 12/31/2014........   2.601308         2.405330            8,469
 01/01/2015 to 12/31/2015........   2.405330         2.252679            8,416
 01/01/2016 to 12/31/2016........   2.252679         2.391564            8,357
 01/01/2017 to 12/31/2017........   2.391564         3.059944            8,301
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010614         1.043676                0
 01/01/2013 to 12/31/2013........   1.043676         1.042048                0
 01/01/2014 to 12/31/2014........   1.042048         1.078416                0
 01/01/2015 to 12/31/2015........   1.078416         1.012609                0
 01/01/2016 to 12/31/2016........   1.012609         1.108855                0
 01/01/2017 to 12/31/2017........   1.108855         1.195659                0
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........   1.544356         0.927435                0
 01/01/2009 to 12/31/2009........   0.927435         1.216516                0
 01/01/2010 to 12/31/2010........   1.216516         1.504663                0
 01/01/2011 to 12/31/2011........   1.504663         1.458980                0
 01/01/2012 to 12/31/2012........   1.458980         1.690637                0
 01/01/2013 to 12/31/2013........   1.690637         2.322964                0
 01/01/2014 to 12/31/2014........   2.322964         2.457091                0
 01/01/2015 to 12/31/2015........   2.457091         2.367253                0
 01/01/2016 to 12/31/2016........   2.367253         2.585708                0
 01/01/2017 to 12/31/2017........   2.585708         3.176743                0
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   0.518329         0.322359                0
 01/01/2009 to 12/31/2009........   0.322359         0.440987                0
 01/01/2010 to 12/31/2010........   0.440987         0.481164                0
 01/01/2011 to 12/31/2011........   0.481164         0.472701                0
 01/01/2012 to 12/31/2012........   0.472701         0.535370                0
 01/01/2013 to 12/31/2013........   0.535370         0.717532                0
 01/01/2014 to 12/31/2014........   0.717532         0.764818                0
 01/01/2015 to 12/31/2015........   0.764818         0.828686                0
 01/01/2016 to 12/31/2016........   0.828686         0.811222                0
 01/01/2017 to 12/31/2017........   0.811222         1.089348                0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........   9.902842         5.247025                0
 01/01/2009 to 12/31/2009........   5.247025         7.390820                0
 01/01/2010 to 12/31/2010........   7.390820         7.925291                0
 01/01/2011 to 12/31/2011........   7.925291         7.661421                0
 01/01/2012 to 04/27/2012........   7.661421         8.602254                0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   0.520544         0.323598                0
 01/01/2009 to 12/31/2009........   0.323598         0.443694                0
 01/01/2010 to 12/31/2010........   0.443694         0.484673                0
 01/01/2011 to 12/31/2011........   0.484673         0.476554                0
 01/01/2012 to 12/31/2012........   0.476554         0.539836                0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     0.539836         0.724423           0
 01/01/2014 to 12/31/2014........     0.724423         0.772972           0
 01/01/2015 to 12/31/2015........     0.772972         0.838469           0
 01/01/2016 to 12/31/2016........     0.838469         0.821757           0
 01/01/2017 to 12/31/2017........     0.821757         1.104566           0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012668         1.045714           0
 01/01/2013 to 12/31/2013........     1.045714         1.137624           0
 01/01/2014 to 12/31/2014........     1.137624         1.192884           0
 01/01/2015 to 12/31/2015........     1.192884         1.179718           0
 01/01/2016 to 12/31/2016........     1.179718         1.189927           0
 01/01/2017 to 12/31/2017........     1.189927         1.360728           0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.635203        13.830511           0
 01/01/2014 to 12/31/2014........    13.830511        14.026669           0
 01/01/2015 to 12/31/2015........    14.026669        13.917697           0
 01/01/2016 to 12/31/2016........    13.917697        14.293819           0
 01/01/2017 to 12/31/2017........    14.293819        17.229964           0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997808         7.953452           0
 01/01/2009 to 12/31/2009........     7.953452         9.965494           0
 01/01/2010 to 12/31/2010........     9.965494        10.922891           0
 01/01/2011 to 12/31/2011........    10.922891        10.935571           0
 01/01/2012 to 12/31/2012........    10.935571        12.056927           0
 01/01/2013 to 04/26/2013........    12.056927        12.561482           0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.248832         2.036109           0
 01/01/2009 to 12/31/2009........     2.036109         2.593075           0
 01/01/2010 to 12/31/2010........     2.593075         3.233368           0
 01/01/2011 to 12/31/2011........     3.233368         3.180202           0
 01/01/2012 to 12/31/2012........     3.180202         3.561646           0
 01/01/2013 to 12/31/2013........     3.561646         4.911543           0
 01/01/2014 to 12/31/2014........     4.911543         4.982868           0
 01/01/2015 to 12/31/2015........     4.982868         4.799098           0
 01/01/2016 to 12/31/2016........     4.799098         5.596555           0
 01/01/2017 to 12/31/2017........     5.596555         6.306640           0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.282314         2.059162           0
 01/01/2009 to 12/31/2009........     2.059162         2.624934           0
 01/01/2010 to 12/31/2010........     2.624934         3.276451           0
 01/01/2011 to 12/31/2011........     3.276451         3.225846           0
 01/01/2012 to 12/31/2012........     3.225846         3.616290           0
 01/01/2013 to 12/31/2013........     3.616290         4.991926           0
 01/01/2014 to 12/31/2014........     4.991926         5.069264           0
 01/01/2015 to 12/31/2015........     5.069264         4.887356           0
 01/01/2016 to 12/31/2016........     4.887356         5.705084           0
 01/01/2017 to 12/31/2017........     5.705084         6.435317           0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.073770         0.617672           0
 01/01/2009 to 12/31/2009........     0.617672         0.785110           0
 01/01/2010 to 12/31/2010........     0.785110         1.010819           0
 01/01/2011 to 12/31/2011........     1.010819         1.018044           0
 01/01/2012 to 12/31/2012........     1.018044         1.106481           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.106481         1.609303           0
 01/01/2014 to 12/31/2014........     1.609303         1.592174           0
 01/01/2015 to 12/31/2015........     1.592174         1.582918           0
 01/01/2016 to 12/31/2016........     1.582918         1.645400           0
 01/01/2017 to 12/31/2017........     1.645400         2.043284           0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     1.307618         1.353827           0
 01/01/2009 to 12/31/2009........     1.353827         1.393103           0
 01/01/2010 to 12/31/2010........     1.393103         1.443264           0
 01/01/2011 to 12/31/2011........     1.443264         1.517799           0
 01/01/2012 to 12/31/2012........     1.517799         1.541512           0
 01/01/2013 to 12/31/2013........     1.541512         1.472733           0
 01/01/2014 to 12/31/2014........     1.472733         1.522654           0
 01/01/2015 to 12/31/2015........     1.522654         1.493838           0
 01/01/2016 to 12/31/2016........     1.493838         1.495596           0
 01/01/2017 to 12/31/2017........     1.495596         1.509519           0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     1.582642         0.986884           0
 01/01/2009 to 12/31/2009........     0.986884         1.323089           0
 01/01/2010 to 12/31/2010........     1.323089         1.634043           0
 01/01/2011 to 12/31/2011........     1.634043         1.566712           0
 01/01/2012 to 12/31/2012........     1.566712         1.801632           0
 01/01/2013 to 12/31/2013........     1.801632         2.345741           0
 01/01/2014 to 12/31/2014........     2.345741         2.511408           0
 01/01/2015 to 12/31/2015........     2.511408         2.397144           0
 01/01/2016 to 12/31/2016........     2.397144         2.822879           0
 01/01/2017 to 12/31/2017........     2.822879         3.199606           0
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.580475         0.895362           0
 01/01/2009 to 12/31/2009........     0.895362         1.125896           0
 01/01/2010 to 12/31/2010........     1.125896         1.190946           0
 01/01/2011 to 12/31/2011........     1.190946         1.019733           0
 01/01/2012 to 12/31/2012........     1.019733         1.179584           0
 01/01/2013 to 12/31/2013........     1.179584         1.405062           0
 01/01/2014 to 12/31/2014........     1.405062         1.290913           0
 01/01/2015 to 12/31/2015........     1.290913         1.249152           0
 01/01/2016 to 12/31/2016........     1.249152         1.236662           0
 01/01/2017 to 12/31/2017........     1.236662         1.510535           0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.765806        11.211664           0
 01/01/2014 to 12/31/2014........    11.211664        12.007408           0
 01/01/2015 to 12/31/2015........    12.007408        11.627000           0
 01/01/2016 to 12/31/2016........    11.627000        11.893840           0
 01/01/2017 to 12/31/2017........    11.893840        13.471207           0
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.687534         1.097067           0
 01/01/2009 to 12/31/2009........     1.097067         1.351281           0
 01/01/2010 to 12/31/2010........     1.351281         1.676586           0
 01/01/2011 to 12/31/2011........     1.676586         1.572993           0
 01/01/2012 to 12/31/2012........     1.572993         1.789160           0
 01/01/2013 to 12/31/2013........     1.789160         2.423370           0
 01/01/2014 to 12/31/2014........     2.423370         2.488958           0
 01/01/2015 to 12/31/2015........     2.488958         2.330083           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........   2.330083         2.762723                0
 01/01/2017 to 12/31/2017........   2.762723         3.097899                0
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   3.999512         2.459423            6,997
 01/01/2009 to 12/31/2009........   2.459423         3.035595            7,117
 01/01/2010 to 12/31/2010........   3.035595         3.406687            2,652
 01/01/2011 to 12/31/2011........   3.406687         3.393975                0
 01/01/2012 to 12/31/2012........   3.393975         3.839658                0
 01/01/2013 to 12/31/2013........   3.839658         4.956683                0
 01/01/2014 to 12/31/2014........   4.956683         5.494946                0
 01/01/2015 to 12/31/2015........   5.494946         5.435327                0
 01/01/2016 to 12/31/2016........   5.435327         5.934140                0
 01/01/2017 to 12/31/2017........   5.934140         7.052048                0
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........   1.738529         0.982080           34,602
 01/01/2009 to 12/31/2009........   0.982080         1.266497           34,354
 01/01/2010 to 12/31/2010........   1.266497         1.383018           10,509
 01/01/2011 to 12/31/2011........   1.383018         1.210426                0
 01/01/2012 to 12/31/2012........   1.210426         1.384551                0
 01/01/2013 to 12/31/2013........   1.384551         1.618490                0
 01/01/2014 to 12/31/2014........   1.618490         1.476185                0
 01/01/2015 to 12/31/2015........   1.476185         1.421283                0
 01/01/2016 to 12/31/2016........   1.421283         1.380944                0
 01/01/2017 to 12/31/2017........   1.380944         1.734808                0
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........   4.058554         3.088939            5,885
 01/01/2009 to 12/31/2009........   3.088939         3.581972            5,371
 01/01/2010 to 12/31/2010........   3.581972         3.855088            5,165
 01/01/2011 to 12/31/2011........   3.855088         3.860500            5,139
 01/01/2012 to 12/31/2012........   3.860500         4.211544            4,931
 01/01/2013 to 12/31/2013........   4.211544         4.900110            4,648
 01/01/2014 to 12/31/2014........   4.900110         5.204798                0
 01/01/2015 to 12/31/2015........   5.204798         5.081345                0
 01/01/2016 to 12/31/2016........   5.081345         5.425164                0
 01/01/2017 to 12/31/2017........   5.425164         5.965144                0
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.417584         0.901598                0
 01/01/2009 to 12/31/2009........   0.901598         0.981432                0
 01/01/2010 to 12/31/2010........   0.981432         1.047872                0
 01/01/2011 to 12/31/2011........   1.047872         1.048219                0
 01/01/2012 to 12/31/2012........   1.048219         1.170875                0
 01/01/2013 to 12/31/2013........   1.170875         1.512041                0
 01/01/2014 to 12/31/2014........   1.512041         1.625889                0
 01/01/2015 to 12/31/2015........   1.625889         1.495226                0
 01/01/2016 to 12/31/2016........   1.495226         1.730848                0
 01/01/2017 to 12/31/2017........   1.730848         1.821406                0
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.425718         0.907759           20,025
 01/01/2009 to 12/31/2009........   0.907759         0.989230           19,447
 01/01/2010 to 12/31/2010........   0.989230         1.056947           18,839
 01/01/2011 to 12/31/2011........   1.056947         1.058101           18,744
 01/01/2012 to 12/31/2012........   1.058101         1.183661           17,546
 01/01/2013 to 12/31/2013........   1.183661         1.530183           14,885

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   1.530183           1.646720           0
 01/01/2015 to 12/31/2015........   1.646720           1.516180           0
 01/01/2016 to 12/31/2016........   1.516180           1.755746           0
 01/01/2017 to 12/31/2017........   1.755746           1.850403           0
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.322000           0.859026           0
 01/01/2009 to 12/31/2009........   0.859026           1.015342           0
 01/01/2010 to 12/31/2010........   1.015342           1.106509           0
 01/01/2011 to 12/31/2011........   1.106509           1.091573           0
 01/01/2012 to 12/31/2012........   1.091573           1.244435           0
 01/01/2013 to 12/31/2013........   1.244435           1.651447           0
 01/01/2014 to 12/31/2014........   1.651447           1.789718           0
 01/01/2015 to 12/31/2015........   1.789718           1.747883           0
 01/01/2016 to 12/31/2016........   1.747883           1.954770           0
 01/01/2017 to 12/31/2017........   1.954770           2.253082           0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   2.921095           1.743542           0
 01/01/2009 to 12/31/2009........   1.743542           2.076217           0
 01/01/2010 to 12/31/2010........   2.076217           2.325699           0
 01/01/2011 to 12/31/2011........   2.325699           2.134183           0
 01/01/2012 to 12/31/2012........   2.134183           2.415317           0
 01/01/2013 to 04/26/2013........   2.415317           2.654090           0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997808           6.572873           0
 01/01/2009 to 12/31/2009........   6.572873           8.045949           0
 01/01/2010 to 12/31/2010........   8.045949           8.756079           0
 01/01/2011 to 12/31/2011........   8.756079           8.536101           0
 01/01/2012 to 12/31/2012........   8.536101           9.530487           0
 01/01/2013 to 04/26/2013........   9.530487          10.419908           0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.333724           0.867848           0
 01/01/2009 to 12/31/2009........   0.867848           1.026500           0
 01/01/2010 to 12/31/2010........   1.026500           1.119415           0
 01/01/2011 to 12/31/2011........   1.119415           1.106136           0
 01/01/2012 to 12/31/2012........   1.106136           1.261851           0
 01/01/2013 to 12/31/2013........   1.261851           1.677626           0
 01/01/2014 to 12/31/2014........   1.677626           1.819176           0
 01/01/2015 to 12/31/2015........   1.819176           1.778329           0
 01/01/2016 to 12/31/2016........   1.778329           1.990659           0
 01/01/2017 to 12/31/2017........   1.990659           2.298685           0
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   2.956140           1.766455           0
 01/01/2009 to 12/31/2009........   1.766455           2.106487           0
 01/01/2010 to 12/31/2010........   2.106487           2.362064           0
 01/01/2011 to 12/31/2011........   2.362064           2.169566           0
 01/01/2012 to 12/31/2012........   2.169566           2.457873           0
 01/01/2013 to 04/26/2013........   2.457873           2.701812           0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.189517           1.376040           0
 01/01/2011 to 12/31/2011........   1.376040           1.255476           0
 01/01/2012 to 12/31/2012........   1.255476           1.344699           0
 01/01/2013 to 12/31/2013........   1.344699           1.832451           0
 01/01/2014 to 12/31/2014........   1.832451           1.814377           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.814377         1.689115           0
 01/01/2016 to 12/31/2016........     1.689115         1.515590           0
 01/01/2017 to 12/31/2017........     1.515590         2.078643           0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........     1.906904         0.832960           0
 01/01/2009 to 12/31/2009........     0.832960         1.090245           0
 01/01/2010 to 04/30/2010........     1.090245         1.177657           0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........     1.936260         1.166077           0
 01/01/2009 to 12/31/2009........     1.166077         1.289674           0
 01/01/2010 to 12/31/2010........     1.289674         1.533945           0
 01/01/2011 to 12/31/2011........     1.533945         1.586433           0
 01/01/2012 to 12/31/2012........     1.586433         1.706508           0
 01/01/2013 to 12/31/2013........     1.706508         2.311529           0
 01/01/2014 to 12/31/2014........     2.311529         2.258944           0
 01/01/2015 to 12/31/2015........     2.258944         2.222626           0
 01/01/2016 to 12/31/2016........     2.222626         2.579361           0
 01/01/2017 to 12/31/2017........     2.579361         2.920038           0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     1.510768         0.913605           0
 01/01/2009 to 12/31/2009........     0.913605         1.224720           0
 01/01/2010 to 12/31/2010........     1.224720         1.474907           0
 01/01/2011 to 12/31/2011........     1.474907         1.369476           0
 01/01/2012 to 12/31/2012........     1.369476         1.413162           0
 01/01/2013 to 04/26/2013........     1.413162         1.529337           0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........     1.947570         1.173927           0
 01/01/2009 to 12/31/2009........     1.173927         1.299356           0
 01/01/2010 to 12/31/2010........     1.299356         1.546870           0
 01/01/2011 to 12/31/2011........     1.546870         1.600586           0
 01/01/2012 to 12/31/2012........     1.600586         1.724061           0
 01/01/2013 to 12/31/2013........     1.724061         2.338417           0
 01/01/2014 to 12/31/2014........     2.338417         2.287735           0
 01/01/2015 to 12/31/2015........     2.287735         2.252032           0
 01/01/2016 to 12/31/2016........     2.252032         2.616704           0
 01/01/2017 to 12/31/2017........     2.616704         2.965567           0
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    18.953574        11.042416           0
 01/01/2009 to 12/31/2009........    11.042416        15.131762           0
 01/01/2010 to 12/31/2010........    15.131762        17.194680           0
 01/01/2011 to 12/31/2011........    17.194680        15.438072           0
 01/01/2012 to 12/31/2012........    15.438072        18.334900           0
 01/01/2013 to 12/31/2013........    18.334900        22.844756           0
 01/01/2014 to 12/31/2014........    22.844756        22.872075           0
 01/01/2015 to 12/31/2015........    22.872075        23.301469           0
 01/01/2016 to 12/31/2016........    23.301469        22.892810           0
 01/01/2017 to 12/31/2017........    22.892810        30.684514           0
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997808         6.542150           0
 01/01/2009 to 12/31/2009........     6.542150         8.504455           0
 01/01/2010 to 12/31/2010........     8.504455         8.974582           0
 01/01/2011 to 12/31/2011........     8.974582         8.190443           0
 01/01/2012 to 12/31/2012........     8.190443         9.810735           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 04/26/2013........     9.810735        10.409957              0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999726         1.031307              0
 01/01/2015 to 12/31/2015........     1.031307         0.955515              0
 01/01/2016 to 12/31/2016........     0.955515         1.040777              0
 01/01/2017 to 12/31/2017........     1.040777         1.148752              0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    11.794647        10.764016              0
 01/01/2009 to 12/31/2009........    10.764016        12.455249              0
 01/01/2010 to 12/31/2010........    12.455249        13.156186          1,381
 01/01/2011 to 12/31/2011........    13.156186        14.333177              0
 01/01/2012 to 12/31/2012........    14.333177        15.330728              0
 01/01/2013 to 12/31/2013........    15.330728        13.633315              0
 01/01/2014 to 12/31/2014........    13.633315        13.749969              0
 01/01/2015 to 12/31/2015........    13.749969        13.058503              0
 01/01/2016 to 12/31/2016........    13.058503        13.437867              0
 01/01/2017 to 12/31/2017........    13.437867        13.629283              0
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.278841         1.258590              0
 01/01/2009 to 12/31/2009........     1.258590         1.456091         16,244
 01/01/2010 to 12/31/2010........     1.456091         1.543879         28,469
 01/01/2011 to 12/31/2011........     1.543879         1.561358         16,437
 01/01/2012 to 12/31/2012........     1.561358         1.672155         16,677
 01/01/2013 to 12/31/2013........     1.672155         1.607649         19,256
 01/01/2014 to 12/31/2014........     1.607649         1.641871         19,736
 01/01/2015 to 12/31/2015........     1.641871         1.609439         20,051
 01/01/2016 to 12/31/2016........     1.609439         1.618741         20,664
 01/01/2017 to 12/31/2017........     1.618741         1.658190         22,395
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.707619        10.829483              0
 01/01/2013 to 12/31/2013........    10.829483        10.135280              0
 01/01/2014 to 12/31/2014........    10.135280        10.685315              0
 01/01/2015 to 12/31/2015........    10.685315        10.518770              0
 01/01/2016 to 12/31/2016........    10.518770        10.446304              0
 01/01/2017 to 12/31/2017........    10.446304        10.506239              0
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.214422        10.708061              0
 01/01/2014 to 12/31/2014........    10.708061        11.402991              0
 01/01/2015 to 12/31/2015........    11.402991        11.037311              0
 01/01/2016 to 12/31/2016........    11.037311        11.312734              0
 01/01/2017 to 12/31/2017........    11.312734        12.915964              0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010646         1.063752              0
 01/01/2013 to 12/31/2013........     1.063752         1.148115              0
 01/01/2014 to 12/31/2014........     1.148115         1.212476              0
 01/01/2015 to 12/31/2015........     1.212476         1.178019              0
 01/01/2016 to 12/31/2016........     1.178019         1.219970              0
 01/01/2017 to 12/31/2017........     1.219970         1.366843              0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.443456         8.405364              0
 01/01/2009 to 12/31/2009........     8.405364        10.289366              0
 01/01/2010 to 12/31/2010........    10.289366        11.320109              0
 01/01/2011 to 12/31/2011........    11.320109        11.214160              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    11.214160        12.402825              0
 01/01/2013 to 12/31/2013........    12.402825        13.729365              0
 01/01/2014 to 12/31/2014........    13.729365        14.239631              0
 01/01/2015 to 12/31/2015........    14.239631        13.683623              0
 01/01/2016 to 12/31/2016........    13.683623        14.188486              0
 01/01/2017 to 12/31/2017........    14.188486        16.114159              0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.729135         7.706018              0
 01/01/2009 to 12/31/2009........     7.706018         9.751408              0
 01/01/2010 to 12/31/2010........     9.751408        10.911323              0
 01/01/2011 to 12/31/2011........    10.911323        10.467971              0
 01/01/2012 to 12/31/2012........    10.467971        11.801933              0
 01/01/2013 to 12/31/2013........    11.801933        13.658939              0
 01/01/2014 to 12/31/2014........    13.658939        14.108626              0
 01/01/2015 to 12/31/2015........    14.108626        13.509623              0
 01/01/2016 to 12/31/2016........    13.509623        14.153127              0
 01/01/2017 to 12/31/2017........    14.153127        16.597975              0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.438905         0.817942              0
 01/01/2009 to 12/31/2009........     0.817942         1.146796              0
 01/01/2010 to 12/31/2010........     1.146796         1.312318              0
 01/01/2011 to 12/31/2011........     1.312318         1.269208              0
 01/01/2012 to 12/31/2012........     1.269208         1.476255              0
 01/01/2013 to 12/31/2013........     1.476255         2.008028              0
 01/01/2014 to 12/31/2014........     2.008028         2.141983              0
 01/01/2015 to 12/31/2015........     2.141983         2.320289              0
 01/01/2016 to 12/31/2016........     2.320289         2.309182              0
 01/01/2017 to 12/31/2017........     2.309182         3.021372              0
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.614258         0.334424              0
 01/01/2009 to 12/31/2009........     0.334424         0.521127              0
 01/01/2010 to 12/31/2010........     0.521127         0.652263          8,245
 01/01/2011 to 12/31/2011........     0.652263         0.576104              0
 01/01/2012 to 12/31/2012........     0.576104         0.633062              0
 01/01/2013 to 04/26/2013........     0.633062         0.660745              0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     0.937244         0.553471              0
 01/01/2009 to 12/31/2009........     0.553471         0.789205              0
 01/01/2010 to 12/31/2010........     0.789205         0.987744              0
 01/01/2011 to 12/31/2011........     0.987744         0.952270              0
 01/01/2012 to 12/31/2012........     0.952270         1.061022              0
 01/01/2013 to 12/31/2013........     1.061022         1.420450              0
 01/01/2014 to 12/31/2014........     1.420450         1.570187              0
 01/01/2015 to 12/31/2015........     1.570187         1.641807              0
 01/01/2016 to 12/31/2016........     1.641807         1.709326              0
 01/01/2017 to 12/31/2017........     1.709326         2.090175              0
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.490474         0.930298              0
 01/01/2009 to 12/31/2009........     0.930298         1.264181              0
 01/01/2010 to 12/31/2010........     1.264181         1.668700              0
 01/01/2011 to 12/31/2011........     1.668700         1.659393              0
 01/01/2012 to 12/31/2012........     1.659393         1.885107              0
 01/01/2013 to 12/31/2013........     1.885107         2.664000              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   2.664000         2.784802                0
 01/01/2015 to 12/31/2015........   2.784802         2.796908                0
 01/01/2016 to 12/31/2016........   2.796908         3.056326                0
 01/01/2017 to 12/31/2017........   3.056326         3.671117                0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.524009         1.299318                0
 01/01/2009 to 12/31/2009........   1.299318         1.881622                0
 01/01/2010 to 12/31/2010........   1.881622         2.324850            3,890
 01/01/2011 to 12/31/2011........   2.324850         2.126802                0
 01/01/2012 to 04/27/2012........   2.126802         2.347336                0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.335766         2.391512                0
 01/01/2013 to 12/31/2013........   2.391512         3.054576                0
 01/01/2014 to 12/31/2014........   3.054576         3.282818                0
 01/01/2015 to 12/31/2015........   3.282818         2.928798                0
 01/01/2016 to 12/31/2016........   2.928798         3.315897                0
 01/01/2017 to 12/31/2017........   3.315897         3.558400                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.953871         1.623539                0
 01/01/2009 to 12/31/2009........   1.623539         2.098953                0
 01/01/2010 to 12/31/2010........   2.098953         2.313659                0
 01/01/2011 to 12/31/2011........   2.313659         2.400304                0
 01/01/2012 to 12/31/2012........   2.400304         2.618216                0
 01/01/2013 to 12/31/2013........   2.618216         2.587590                0
 01/01/2014 to 12/31/2014........   2.587590         2.670504                0
 01/01/2015 to 12/31/2015........   2.670504         2.565250                0
 01/01/2016 to 12/31/2016........   2.565250         2.723212                0
 01/01/2017 to 12/31/2017........   2.723212         2.881192                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.777451         1.418053           16,542
 01/01/2009 to 12/31/2009........   1.418053         1.901124           16,542
 01/01/2010 to 12/31/2010........   1.901124         2.105108            8,601
 01/01/2011 to 12/31/2011........   2.105108         2.155533                0
 01/01/2012 to 12/31/2012........   2.155533         2.386163                0
 01/01/2013 to 12/31/2013........   2.386163         2.525538                0
 01/01/2014 to 12/31/2014........   2.525538         2.595073                0
 01/01/2015 to 12/31/2015........   2.595073         2.488372                0
 01/01/2016 to 04/29/2016........   2.488372         2.558949                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.977469         1.645262           10,353
 01/01/2009 to 12/31/2009........   1.645262         2.128380           10,246
 01/01/2010 to 12/31/2010........   2.128380         2.349605            7,730
 01/01/2011 to 12/31/2011........   2.349605         2.439678                0
 01/01/2012 to 12/31/2012........   2.439678         2.661260                0
 01/01/2013 to 12/31/2013........   2.661260         2.632954                0
 01/01/2014 to 12/31/2014........   2.632954         2.720150                0
 01/01/2015 to 12/31/2015........   2.720150         2.615745                0
 01/01/2016 to 12/31/2016........   2.615745         2.781252                0
 01/01/2017 to 12/31/2017........   2.781252         2.944039                0
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.533336         1.494894                0
 01/01/2009 to 12/31/2009........   1.494894         1.525083                0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   1.525083         1.576994                0
 01/01/2011 to 12/31/2011........   1.576994         1.627250                0
 01/01/2012 to 12/31/2012........   1.627250         1.643466                0
 01/01/2013 to 12/31/2013........   1.643466         1.596338                0
 01/01/2014 to 12/31/2014........   1.596338         1.604630                0
 01/01/2015 to 12/31/2015........   1.604630         1.577684                0
 01/01/2016 to 12/31/2016........   1.577684         1.562237                0
 01/01/2017 to 12/31/2017........   1.562237         1.557051                0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.551092         1.513788           25,304
 01/01/2009 to 12/31/2009........   1.513788         1.545923           12,444
 01/01/2010 to 12/31/2010........   1.545923         1.601247           18,094
 01/01/2011 to 12/31/2011........   1.601247         1.652531           12,372
 01/01/2012 to 12/31/2012........   1.652531         1.670613           12,432
 01/01/2013 to 12/31/2013........   1.670613         1.625259           14,014
 01/01/2014 to 12/31/2014........   1.625259         1.633919                0
 01/01/2015 to 12/31/2015........   1.633919         1.607938                0
 01/01/2016 to 12/31/2016........   1.607938         1.594987                0
 01/01/2017 to 12/31/2017........   1.594987         1.591156                0





                                             AMERICAN FORERUNNER - 2.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........    14.479886        12.833384          2,647
 01/01/2009 to 12/31/2009........    12.833384        14.129673          3,083
 01/01/2010 to 12/31/2010........    14.129673        14.705690              0
 01/01/2011 to 12/31/2011........    14.705690        15.257050              0
 01/01/2012 to 12/31/2012........    15.257050        15.717356              0
 01/01/2013 to 12/31/2013........    15.717356        15.035953              0
 01/01/2014 to 12/31/2014........    15.035953        15.477388              0
 01/01/2015 to 12/31/2015........    15.477388        15.174519              0
 01/01/2016 to 12/31/2016........    15.174519        15.273743              0
 01/01/2017 to 12/31/2017........    15.273743        15.482180              0
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........     3.254883         1.478985              0
 01/01/2009 to 12/31/2009........     1.478985         2.332502              0
 01/01/2010 to 12/31/2010........     2.332502         2.791847              0
 01/01/2011 to 12/31/2011........     2.791847         2.207199              0
 01/01/2012 to 12/31/2012........     2.207199         2.550103              0
 01/01/2013 to 12/31/2013........     2.550103         3.198501              0
 01/01/2014 to 12/31/2014........     3.198501         3.193709              0
 01/01/2015 to 12/31/2015........     3.193709         3.130929              0
 01/01/2016 to 12/31/2016........     3.130929         3.125506              0
 01/01/2017 to 12/31/2017........     3.125506         3.847568              0
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    14.412573         7.894669          4,730
 01/01/2009 to 12/31/2009........     7.894669        10.761257          4,211
 01/01/2010 to 12/31/2010........    10.761257        12.487626          2,790
 01/01/2011 to 12/31/2011........    12.487626        11.688105          2,139
 01/01/2012 to 12/31/2012........    11.688105        13.471164          2,070

                                             AMERICAN FORERUNNER - 2.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    13.471164        17.136505         1,806
 01/01/2014 to 12/31/2014........    17.136505        18.180935         1,782
 01/01/2015 to 12/31/2015........    18.180935        18.995541         1,699
 01/01/2016 to 12/31/2016........    18.995541        20.335133         1,648
 01/01/2017 to 12/31/2017........    20.335133        25.509779         1,461
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........     9.795699         5.952088         6,260
 01/01/2009 to 12/31/2009........     5.952088         7.637792         5,929
 01/01/2010 to 12/31/2010........     7.637792         8.321314         3,101
 01/01/2011 to 12/31/2011........     8.321314         7.987642         3,159
 01/01/2012 to 12/31/2012........     7.987642         9.174255         3,040
 01/01/2013 to 12/31/2013........     9.174255        11.975282         2,585
 01/01/2014 to 12/31/2014........    11.975282        12.954040         2,501
 01/01/2015 to 12/31/2015........    12.954040        12.850052         2,511
 01/01/2016 to 12/31/2016........    12.850052        14.011732         2,400
 01/01/2017 to 12/31/2017........    14.011732        16.767591         2,229





                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.162763        10.471033             137
 01/01/2013 to 12/31/2013........    10.471033        11.413417             135
 01/01/2014 to 12/31/2014........    11.413417        12.015497             134
 01/01/2015 to 12/31/2015........    12.015497        11.851706             132
 01/01/2016 to 12/31/2016........    11.851706        12.040799               0
 01/01/2017 to 12/31/2017........    12.040799        13.417108               0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996775         1.036465               0
 01/01/2015 to 12/31/2015........     1.036465         1.006450               0
 01/01/2016 to 12/31/2016........     1.006450         1.006705               0
 01/01/2017 to 12/31/2017........     1.006705         1.140237               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007863         6.985127         139,907
 01/01/2009 to 12/31/2009........     6.985127         8.859160         231,006
 01/01/2010 to 12/31/2010........     8.859160         9.744719         257,815
 01/01/2011 to 12/31/2011........     9.744719         9.353610         233,612
 01/01/2012 to 12/31/2012........     9.353610        10.412958         152,536
 01/01/2013 to 12/31/2013........    10.412958        12.104402         130,211
 01/01/2014 to 12/31/2014........    12.104402        12.588722          94,002
 01/01/2015 to 12/31/2015........    12.588722        12.258495          65,479
 01/01/2016 to 12/31/2016........    12.258495        12.960661               0
 01/01/2017 to 12/31/2017........    12.960661        14.853768               0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997863         6.335719               0
 01/01/2009 to 12/31/2009........     6.335719         8.328393         149,102
 01/01/2010 to 12/31/2010........     8.328393         9.268914          71,460
 01/01/2011 to 12/31/2011........     9.268914         8.660039          69,031
 01/01/2012 to 12/31/2012........     8.660039         9.864152          64,084
 01/01/2013 to 12/31/2013........     9.864152        12.102611          52,881
 01/01/2014 to 12/31/2014........    12.102611        12.627041         119,860

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    12.627041        12.289586         109,909
 01/01/2016 to 12/31/2016........    12.289586        13.132000          94,520
 01/01/2017 to 12/31/2017........    13.132000        15.628361               0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017862         7.656315           5,891
 01/01/2009 to 12/31/2009........     7.656315         9.265193          22,582
 01/01/2010 to 12/31/2010........     9.265193         9.986512          26,607
 01/01/2011 to 12/31/2011........     9.986512         9.812803          22,902
 01/01/2012 to 12/31/2012........     9.812803        10.665319          19,990
 01/01/2013 to 12/31/2013........    10.665319        11.873550          20,305
 01/01/2014 to 12/31/2014........    11.873550        12.353921          14,871
 01/01/2015 to 12/31/2015........    12.353921        12.027377          10,844
 01/01/2016 to 12/31/2016........    12.027377        12.622329          10,152
 01/01/2017 to 12/31/2017........    12.622329        13.984207           6,951
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.090112        11.452990             123
 01/01/2013 to 12/31/2013........    11.452990        10.850896             122
 01/01/2014 to 12/31/2014........    10.850896        11.066744             121
 01/01/2015 to 12/31/2015........    11.066744         9.813986             120
 01/01/2016 to 12/31/2016........     9.813986        10.486939               0
 01/01/2017 to 12/31/2017........    10.486939        11.293154               0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.776867         0.971554         133,605
 01/01/2009 to 12/31/2009........     0.971554         1.161317          68,362
 01/01/2010 to 12/31/2010........     1.161317         1.217045          50,576
 01/01/2011 to 12/31/2011........     1.217045         0.953279          46,757
 01/01/2012 to 12/31/2012........     0.953279         1.115823          28,725
 01/01/2013 to 12/31/2013........     1.115823         1.259929          13,416
 01/01/2014 to 12/31/2014........     1.259929         1.194285           7,571
 01/01/2015 to 12/31/2015........     1.194285         1.145802               0
 01/01/2016 to 12/31/2016........     1.145802         1.180430               0
 01/01/2017 to 12/31/2017........     1.180430         1.561626               0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.804299         0.987266         112,080
 01/01/2009 to 12/31/2009........     0.987266         1.180843          80,133
 01/01/2010 to 12/31/2010........     1.180843         1.239552          64,374
 01/01/2011 to 12/31/2011........     1.239552         0.972761          61,599
 01/01/2012 to 12/31/2012........     0.972761         1.138887          11,642
 01/01/2013 to 12/31/2013........     1.138887         1.287746           4,291
 01/01/2014 to 12/31/2014........     1.287746         1.222556           4,272
 01/01/2015 to 12/31/2015........     1.222556         1.173203           4,254
 01/01/2016 to 12/31/2016........     1.173203         1.210851           4,233
 01/01/2017 to 12/31/2017........     1.210851         1.602208           4,214
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.242165         4.007559         211,504
 01/01/2009 to 12/31/2009........     4.007559         4.291104         113,500
 01/01/2010 to 12/31/2010........     4.291104         4.547818         212,919
 01/01/2011 to 12/31/2011........     4.547818         4.741413         140,573
 01/01/2012 to 12/31/2012........     4.741413         4.987932         102,458
 01/01/2013 to 12/31/2013........     4.987932         4.842312          34,154
 01/01/2014 to 12/31/2014........     4.842312         5.072192          32,020
 01/01/2015 to 12/31/2015........     5.072192         4.991188          24,029
 01/01/2016 to 12/31/2016........     4.991188         5.035062          22,890

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     5.035062         5.128141           17,130
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.977089         1.848201           69,761
 01/01/2009 to 12/31/2009........     1.848201         2.474173           29,549
 01/01/2010 to 12/31/2010........     2.474173         2.898829           39,704
 01/01/2011 to 12/31/2011........     2.898829         2.582672           44,729
 01/01/2012 to 12/31/2012........     2.582672         2.888947           32,605
 01/01/2013 to 12/31/2013........     2.888947         3.793705           27,168
 01/01/2014 to 12/31/2014........     3.793705         4.041734           21,280
 01/01/2015 to 12/31/2015........     4.041734         4.201938            9,848
 01/01/2016 to 12/31/2016........     4.201938         4.114679            8,537
 01/01/2017 to 12/31/2017........     4.114679         5.390204                0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    16.613557         8.968376              427
 01/01/2009 to 05/01/2009........     8.968376         9.342196                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.008327         1.869447           40,831
 01/01/2009 to 12/31/2009........     1.869447         2.504793           29,096
 01/01/2010 to 12/31/2010........     2.504793         2.938490           29,482
 01/01/2011 to 12/31/2011........     2.938490         2.620652           23,167
 01/01/2012 to 12/31/2012........     2.620652         2.934060            4,887
 01/01/2013 to 12/31/2013........     2.934060         3.857039                0
 01/01/2014 to 12/31/2014........     3.857039         4.113307                0
 01/01/2015 to 12/31/2015........     4.113307         4.280197                0
 01/01/2016 to 12/31/2016........     4.280197         4.195130                0
 01/01/2017 to 12/31/2017........     4.195130         5.502259                0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.919064        10.202541              140
 01/01/2013 to 12/31/2013........    10.202541        11.036956              139
 01/01/2014 to 12/31/2014........    11.036956        11.464140              137
 01/01/2015 to 12/31/2015........    11.464140        11.230509              136
 01/01/2016 to 12/31/2016........    11.230509        11.501704                0
 01/01/2017 to 12/31/2017........    11.501704        12.781426                0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.064890         2.077539        1,019,356
 01/01/2009 to 12/31/2009........     2.077539         2.042576          685,901
 01/01/2010 to 12/31/2010........     2.042576         2.003130          470,728
 01/01/2011 to 12/31/2011........     2.003130         1.964550          426,605
 01/01/2012 to 12/31/2012........     1.964550         1.926404          233,295
 01/01/2013 to 12/31/2013........     1.926404         1.889201           51,453
 01/01/2014 to 12/31/2014........     1.889201         1.852716           33,546
 01/01/2015 to 12/31/2015........     1.852716         1.816936           10,748
 01/01/2016 to 12/31/2016........     1.816936         1.783845            8,184
 01/01/2017 to 12/31/2017........     1.783845         1.760592            9,390
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.760958         7.451953           18,359
 01/01/2009 to 12/31/2009........     7.451953         9.609306           28,865
 01/01/2010 to 12/31/2010........     9.609306        10.902521           26,359
 01/01/2011 to 04/29/2011........    10.902521        11.801014                0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    11.765179        10.039203           23,054

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    10.039203        11.492516           4,855
 01/01/2013 to 12/31/2013........    11.492516        14.596295           3,943
 01/01/2014 to 12/31/2014........    14.596295        15.042811           3,515
 01/01/2015 to 12/31/2015........    15.042811        14.456022             466
 01/01/2016 to 12/31/2016........    14.456022        15.449708               0
 01/01/2017 to 12/31/2017........    15.449708        18.627318               0
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.136526         9.349595          93,272
 01/01/2009 to 12/31/2009........     9.349595        11.051068         157,872
 01/01/2010 to 12/31/2010........    11.051068        11.927118         168,579
 01/01/2011 to 12/31/2011........    11.927118        12.077756         158,150
 01/01/2012 to 12/31/2012........    12.077756        12.930487         125,421
 01/01/2013 to 12/31/2013........    12.930487        13.224295          88,137
 01/01/2014 to 12/31/2014........    13.224295        13.548873          28,595
 01/01/2015 to 12/31/2015........    13.548873        13.209409           3,612
 01/01/2016 to 12/31/2016........    13.209409        13.541166               0
 01/01/2017 to 12/31/2017........    13.541166        14.201031               0
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.557663         8.886134          83,912
 01/01/2009 to 12/31/2009........     8.886134        10.777905          56,719
 01/01/2010 to 12/31/2010........    10.777905        11.788180          74,593
 01/01/2011 to 12/31/2011........    11.788180        11.682296          58,630
 01/01/2012 to 12/31/2012........    11.682296        12.768557          59,277
 01/01/2013 to 12/31/2013........    12.768557        13.890021          59,670
 01/01/2014 to 12/31/2014........    13.890021        14.292851          43,234
 01/01/2015 to 12/31/2015........    14.292851        13.866368          18,081
 01/01/2016 to 12/31/2016........    13.866368        14.426455           3,165
 01/01/2017 to 12/31/2017........    14.426455        15.654379               0
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.018616         8.411104         336,873
 01/01/2009 to 12/31/2009........     8.411104        10.437100         252,445
 01/01/2010 to 12/31/2010........    10.437100        11.583800         194,255
 01/01/2011 to 12/31/2011........    11.583800        11.205055         216,035
 01/01/2012 to 12/31/2012........    11.205055        12.442474         144,256
 01/01/2013 to 12/31/2013........    12.442474        14.396729         102,598
 01/01/2014 to 12/31/2014........    14.396729        14.831763          68,799
 01/01/2015 to 12/31/2015........    14.831763        14.360907          44,165
 01/01/2016 to 12/31/2016........    14.360907        15.084268          14,394
 01/01/2017 to 12/31/2017........    15.084268        16.973138               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997863         7.007019          40,583
 01/01/2009 to 12/31/2009........     7.007019         8.833691           8,599
 01/01/2010 to 12/31/2010........     8.833691         9.533465          12,737
 01/01/2011 to 12/31/2011........     9.533465         9.185125          59,097
 01/01/2012 to 12/31/2012........     9.185125        10.459122          54,129
 01/01/2013 to 04/26/2013........    10.459122        11.240141               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.312470        12.847394          49,150
 01/01/2014 to 04/25/2014........    12.847394        12.773316               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.472362         7.935695         383,923

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     7.935695        10.046670         324,182
 01/01/2010 to 12/31/2010........    10.046670        11.301046         300,937
 01/01/2011 to 12/31/2011........    11.301046        10.665174         256,468
 01/01/2012 to 12/31/2012........    10.665174        12.067344         231,572
 01/01/2013 to 12/31/2013........    12.067344        14.711475         257,937
 01/01/2014 to 12/31/2014........    14.711475        15.181531         192,152
 01/01/2015 to 12/31/2015........    15.181531        14.635793         167,240
 01/01/2016 to 12/31/2016........    14.635793        15.521623         105,714
 01/01/2017 to 12/31/2017........    15.521623        18.139666          73,172
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.945871        10.368964             140
 01/01/2013 to 12/31/2013........    10.368964        11.629151             138
 01/01/2014 to 12/31/2014........    11.629151        12.504931             137
 01/01/2015 to 12/31/2015........    12.504931        11.762146             135
 01/01/2016 to 12/31/2016........    11.762146        12.499926               0
 01/01/2017 to 12/31/2017........    12.499926        14.506682               0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.306251         1.746434          49,235
 01/01/2009 to 12/31/2009........     1.746434         2.418307          46,595
 01/01/2010 to 12/31/2010........     2.418307         2.721688          39,604
 01/01/2011 to 12/31/2011........     2.721688         2.842480          36,463
 01/01/2012 to 12/31/2012........     2.842480         3.110118          32,707
 01/01/2013 to 12/31/2013........     3.110118         4.163640          28,562
 01/01/2014 to 12/31/2014........     4.163640         4.151577          23,750
 01/01/2015 to 12/31/2015........     4.151577         3.677892          18,160
 01/01/2016 to 12/31/2016........     3.677892         4.423905          17,233
 01/01/2017 to 12/31/2017........     4.423905         4.882767           9,456
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.382715         1.788597         265,871
 01/01/2009 to 12/31/2009........     1.788597         2.479109         215,702
 01/01/2010 to 12/31/2010........     2.479109         2.792854         194,283
 01/01/2011 to 12/31/2011........     2.792854         2.919751          82,374
 01/01/2012 to 12/31/2012........     2.919751         3.197885          41,589
 01/01/2013 to 12/31/2013........     3.197885         4.285544          20,972
 01/01/2014 to 12/31/2014........     4.285544         4.277363          18,772
 01/01/2015 to 12/31/2015........     4.277363         3.793040          19,940
 01/01/2016 to 12/31/2016........     3.793040         4.567083          18,901
 01/01/2017 to 12/31/2017........     4.567083         5.045941          18,981
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.987330         9.730711           6,803
 01/01/2012 to 12/31/2012........     9.730711         9.961470               0
 01/01/2013 to 12/31/2013........     9.961470         9.882492               0
 01/01/2014 to 12/31/2014........     9.882492         9.794162               0
 01/01/2015 to 12/31/2015........     9.794162         9.545228               0
 01/01/2016 to 12/31/2016........     9.545228         9.654216               0
 01/01/2017 to 12/31/2017........     9.654216         9.594367               0
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    38.882370        28.610133           3,344
 01/01/2009 to 12/31/2009........    28.610133        32.827763           7,211
 01/01/2010 to 12/31/2010........    32.827763        35.192799           4,249
 01/01/2011 to 12/31/2011........    35.192799        35.753368           4,789
 01/01/2012 to 12/31/2012........    35.753368        39.304486           3,041
 01/01/2013 to 12/31/2013........    39.304486        46.361404             567

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    46.361404        50.140242             165
 01/01/2015 to 12/31/2015........    50.140242        50.300290             165
 01/01/2016 to 12/31/2016........    50.300290        52.654295               0
 01/01/2017 to 12/31/2017........    52.654295        59.310210               0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.598412         2.134128         204,081
 01/01/2009 to 12/31/2009........     2.134128         2.755341         132,395
 01/01/2010 to 12/31/2010........     2.755341         3.018621         126,417
 01/01/2011 to 12/31/2011........     3.018621         2.834059         102,872
 01/01/2012 to 12/31/2012........     2.834059         3.129688          77,919
 01/01/2013 to 12/31/2013........     3.129688         4.093139          49,507
 01/01/2014 to 12/31/2014........     4.093139         4.429698          26,454
 01/01/2015 to 12/31/2015........     4.429698         4.437192          16,622
 01/01/2016 to 12/31/2016........     4.437192         4.658527               0
 01/01/2017 to 12/31/2017........     4.658527         5.428195               0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.641262         2.161758         290,798
 01/01/2009 to 12/31/2009........     2.161758         2.794762         191,715
 01/01/2010 to 12/31/2010........     2.794762         3.064699         156,022
 01/01/2011 to 12/31/2011........     3.064699         2.880021          80,669
 01/01/2012 to 12/31/2012........     2.880021         3.182830          51,971
 01/01/2013 to 12/31/2013........     3.182830         4.167941          39,375
 01/01/2014 to 12/31/2014........     4.167941         4.514451          35,669
 01/01/2015 to 12/31/2015........     4.514451         4.527617          34,176
 01/01/2016 to 12/31/2016........     4.527617         4.757760          33,079
 01/01/2017 to 12/31/2017........     4.757760         5.548978          33,606
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     6.882972         4.231445           9,398
 01/01/2009 to 12/31/2009........     4.231445         4.946335           5,876
 01/01/2010 to 12/31/2010........     4.946335         5.455032           3,226
 01/01/2011 to 12/31/2011........     5.455032         5.363552           3,512
 01/01/2012 to 12/31/2012........     5.363552         5.964903           2,862
 01/01/2013 to 12/31/2013........     5.964903         7.855203           3,459
 01/01/2014 to 12/31/2014........     7.855203         8.743888             639
 01/01/2015 to 12/31/2015........     8.743888         8.960395               0
 01/01/2016 to 12/31/2016........     8.960395         9.514745               0
 01/01/2017 to 12/31/2017........     9.514745        11.378846               0
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    15.975954         9.137518          36,005
 01/01/2009 to 12/31/2009........     9.137518        12.073639          26,398
 01/01/2010 to 12/31/2010........    12.073639        13.747791          20,861
 01/01/2011 to 12/31/2011........    13.747791        12.729591          17,492
 01/01/2012 to 12/31/2012........    12.729591        15.726764          13,061
 01/01/2013 to 12/31/2013........    15.726764        15.969880          10,227
 01/01/2014 to 12/31/2014........    15.969880        17.739388           7,349
 01/01/2015 to 12/31/2015........    17.739388        17.152962           3,441
 01/01/2016 to 12/31/2016........    17.152962        16.968790               0
 01/01/2017 to 12/31/2017........    16.968790        18.430249               0
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.763649         0.456406         151,846
 01/01/2009 to 12/31/2009........     0.456406         0.595126         133,470

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     0.595126         0.722471         170,865
 01/01/2011 to 12/31/2011........     0.722471         0.731557          80,339
 01/01/2012 to 12/31/2012........     0.731557         0.850125          74,156
 01/01/2013 to 12/31/2013........     0.850125         1.213905          66,645
 01/01/2014 to 12/31/2014........     1.213905         1.415378         332,532
 01/01/2015 to 12/31/2015........     1.415378         1.332013          89,854
 01/01/2016 to 12/31/2016........     1.332013         1.341304          26,203
 01/01/2017 to 12/31/2017........     1.341304         1.557634               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   155.237739        88.297185           1,290
 01/01/2009 to 12/31/2009........    88.297185       123.701024           2,660
 01/01/2010 to 12/31/2010........   123.701024       132.713434             873
 01/01/2011 to 12/31/2011........   132.713434       120.335091             852
 01/01/2012 to 12/31/2012........   120.335091       144.568361             643
 01/01/2013 to 12/31/2013........   144.568361       182.588883           4,238
 01/01/2014 to 04/25/2014........   182.588883       189.801978               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     8.870788         3.947805           4,190
 01/01/2009 to 12/31/2009........     3.947805         5.341592           4,085
 01/01/2010 to 12/31/2010........     5.341592         5.622725           4,211
 01/01/2011 to 04/29/2011........     5.622725         5.967989               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.603221         0.545189         316,070
 01/01/2012 to 12/31/2012........     0.545189         0.633868         223,726
 01/01/2013 to 12/31/2013........     0.633868         0.906648         175,058
 01/01/2014 to 12/31/2014........     0.906648         1.057588         146,739
 01/01/2015 to 12/31/2015........     1.057588         0.995813         148,663
 01/01/2016 to 12/31/2016........     0.995813         1.004283         150,582
 01/01/2017 to 12/31/2017........     1.004283         1.167587         151,762
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.895651         0.398937         243,992
 01/01/2009 to 12/31/2009........     0.398937         0.539751         264,406
 01/01/2010 to 12/31/2010........     0.539751         0.568369         264,543
 01/01/2011 to 04/29/2011........     0.568369         0.603318               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    45.270041        24.042822           1,306
 01/01/2009 to 12/31/2009........    24.042822        35.146496           3,279
 01/01/2010 to 12/31/2010........    35.146496        39.636394             489
 01/01/2011 to 12/31/2011........    39.636394        37.611161             548
 01/01/2012 to 12/31/2012........    37.611161        40.824614             261
 01/01/2013 to 12/31/2013........    40.824614        53.022031              69
 01/01/2014 to 12/31/2014........    53.022031        57.653357             497
 01/01/2015 to 12/31/2015........    57.653357        58.012356             491
 01/01/2016 to 12/31/2016........    58.012356        59.826375             484
 01/01/2017 to 12/31/2017........    59.826375        73.305141               0
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.883919         1.092099         313,868
 01/01/2009 to 12/31/2009........     1.092099         1.660730         399,721
 01/01/2010 to 12/31/2010........     1.660730         1.896109         244,712
 01/01/2011 to 12/31/2011........     1.896109         1.594456         152,826
 01/01/2012 to 12/31/2012........     1.594456         2.020887         136,316

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   2.020887         2.586144           127,099
 01/01/2014 to 12/31/2014........   2.586144         2.389349           106,978
 01/01/2015 to 12/31/2015........   2.389349         2.237239            80,569
 01/01/2016 to 12/31/2016........   2.237239         2.373457            70,914
 01/01/2017 to 12/31/2017........   2.373457         3.036059            59,181
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.895229         1.099737            22,300
 01/01/2009 to 12/31/2009........   1.099737         1.674551            16,910
 01/01/2010 to 12/31/2010........   1.674551         1.913300             4,825
 01/01/2011 to 12/31/2011........   1.913300         1.611458                 0
 01/01/2012 to 12/31/2012........   1.611458         2.042740                 0
 01/01/2013 to 12/31/2013........   2.042740         2.617279                 0
 01/01/2014 to 12/31/2014........   2.617279         2.421308                 0
 01/01/2015 to 12/31/2015........   2.421308         2.268778                 0
 01/01/2016 to 12/31/2016........   2.268778         2.409860                 0
 01/01/2017 to 12/31/2017........   2.409860         3.084891                 0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010622         1.044035            59,724
 01/01/2013 to 12/31/2013........   1.044035         1.042928             1,336
 01/01/2014 to 12/31/2014........   1.042928         1.079866             1,321
 01/01/2015 to 12/31/2015........   1.079866         1.014479             1,307
 01/01/2016 to 12/31/2016........   1.014479         1.111457                 0
 01/01/2017 to 12/31/2017........   1.111457         1.199063                 0
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........   1.549184         0.930802           178,943
 01/01/2009 to 12/31/2009........   0.930802         1.221543            67,444
 01/01/2010 to 12/31/2010........   1.221543         1.511636            66,406
 01/01/2011 to 12/31/2011........   1.511636         1.466474            39,155
 01/01/2012 to 12/31/2012........   1.466474         1.700175             2,591
 01/01/2013 to 12/31/2013........   1.700175         2.337236                 0
 01/01/2014 to 12/31/2014........   2.337236         2.473424                 0
 01/01/2015 to 12/31/2015........   2.473424         2.384181                 0
 01/01/2016 to 12/31/2016........   2.384181         2.605500                 0
 01/01/2017 to 12/31/2017........   2.605500         3.202656                 0
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   0.520322         0.323761           107,703
 01/01/2009 to 12/31/2009........   0.323761         0.443127            49,116
 01/01/2010 to 12/31/2010........   0.443127         0.483741            21,745
 01/01/2011 to 12/31/2011........   0.483741         0.475470            17,052
 01/01/2012 to 12/31/2012........   0.475470         0.538777            50,031
 01/01/2013 to 12/31/2013........   0.538777         0.722459            43,197
 01/01/2014 to 12/31/2014........   0.722459         0.770454            34,039
 01/01/2015 to 12/31/2015........   0.770454         0.835211            29,665
 01/01/2016 to 12/31/2016........   0.835211         0.818018                 0
 01/01/2017 to 12/31/2017........   0.818018         1.099021                 0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........   9.936998         5.267773             7,587
 01/01/2009 to 12/31/2009........   5.267773         7.423755             5,740
 01/01/2010 to 12/31/2010........   7.423755         7.964587             4,325
 01/01/2011 to 12/31/2011........   7.964587         7.703252             4,134
 01/01/2012 to 04/27/2012........   7.703252         8.650629                 0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   0.522552         0.325010            31,856

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.325010         0.445852          56,001
 01/01/2010 to 12/31/2010........     0.445852         0.487274          51,571
 01/01/2011 to 12/31/2011........     0.487274         0.479351          41,288
 01/01/2012 to 12/31/2012........     0.479351         0.543277               0
 01/01/2013 to 12/31/2013........     0.543277         0.729406               0
 01/01/2014 to 12/31/2014........     0.729406         0.778677               0
 01/01/2015 to 12/31/2015........     0.778677         0.845080               0
 01/01/2016 to 12/31/2016........     0.845080         0.828651               0
 01/01/2017 to 12/31/2017........     0.828651         1.114388               0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012676         1.046073           1,372
 01/01/2013 to 12/31/2013........     1.046073         1.138584           1,358
 01/01/2014 to 12/31/2014........     1.138584         1.194488           1,344
 01/01/2015 to 12/31/2015........     1.194488         1.181896           1,329
 01/01/2016 to 12/31/2016........     1.181896         1.192720               0
 01/01/2017 to 12/31/2017........     1.192720         1.364601               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.666935        13.869915           3,283
 01/01/2014 to 12/31/2014........    13.869915        14.073669           3,183
 01/01/2015 to 12/31/2015........    14.073669        13.971318           1,492
 01/01/2016 to 12/31/2016........    13.971318        14.356065           1,481
 01/01/2017 to 12/31/2017........    14.356065        17.313621           1,471
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997863         7.956191               0
 01/01/2009 to 12/31/2009........     7.956191         9.973909           1,530
 01/01/2010 to 12/31/2010........     9.973909        10.937579           5,105
 01/01/2011 to 12/31/2011........    10.937579        10.955740           3,468
 01/01/2012 to 12/31/2012........    10.955740        12.085237           4,968
 01/01/2013 to 04/26/2013........    12.085237        12.592977               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.271123         2.051110          51,886
 01/01/2009 to 12/31/2009........     2.051110         2.613486          42,928
 01/01/2010 to 12/31/2010........     2.613486         3.260448          40,778
 01/01/2011 to 12/31/2011........     3.260448         3.208438          39,775
 01/01/2012 to 12/31/2012........     3.208438         3.595075          30,620
 01/01/2013 to 12/31/2013........     3.595075         4.960120          20,285
 01/01/2014 to 12/31/2014........     4.960120         5.034667          16,110
 01/01/2015 to 12/31/2015........     5.034667         4.851413           8,149
 01/01/2016 to 12/31/2016........     4.851413         5.660392               0
 01/01/2017 to 12/31/2017........     5.660392         6.381758               0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.304879         2.074362          65,250
 01/01/2009 to 12/31/2009........     2.074362         2.645632          63,704
 01/01/2010 to 12/31/2010........     2.645632         3.303936          60,110
 01/01/2011 to 12/31/2011........     3.303936         3.254531          30,682
 01/01/2012 to 12/31/2012........     3.254531         3.650281          13,758
 01/01/2013 to 12/31/2013........     3.650281         5.041364               0
 01/01/2014 to 12/31/2014........     5.041364         5.122030               0
 01/01/2015 to 12/31/2015........     5.122030         4.940699               0
 01/01/2016 to 12/31/2016........     4.940699         5.770236               0
 01/01/2017 to 12/31/2017........     5.770236         6.512054               0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.077369         0.620054         101,817

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.620054         0.788533          80,695
 01/01/2010 to 12/31/2010........     0.788533         1.015732          75,298
 01/01/2011 to 12/31/2011........     1.015732         1.023503          74,409
 01/01/2012 to 12/31/2012........     1.023503         1.112973          49,630
 01/01/2013 to 12/31/2013........     1.112973         1.619554          61,990
 01/01/2014 to 12/31/2014........     1.619554         1.603119          51,369
 01/01/2015 to 12/31/2015........     1.603119         1.594596          38,608
 01/01/2016 to 12/31/2016........     1.594596         1.658368          38,608
 01/01/2017 to 12/31/2017........     1.658368         2.060415               0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     1.313615         1.360718         298,496
 01/01/2009 to 12/31/2009........     1.360718         1.400894         236,253
 01/01/2010 to 12/31/2010........     1.400894         1.452061         236,963
 01/01/2011 to 12/31/2011........     1.452061         1.527812         200,696
 01/01/2012 to 12/31/2012........     1.527812         1.552462         134,389
 01/01/2013 to 12/31/2013........     1.552462         1.483936          81,483
 01/01/2014 to 12/31/2014........     1.483936         1.535004          25,443
 01/01/2015 to 12/31/2015........     1.535004         1.506708          18,269
 01/01/2016 to 12/31/2016........     1.506708         1.509235           9,427
 01/01/2017 to 12/31/2017........     1.509235         1.524045          10,852
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     1.588560         0.991072         296,085
 01/01/2009 to 12/31/2009........     0.991072         1.329369         123,685
 01/01/2010 to 12/31/2010........     1.329369         1.642620          57,604
 01/01/2011 to 12/31/2011........     1.642620         1.575722          52,291
 01/01/2012 to 12/31/2012........     1.575722         1.812904          40,205
 01/01/2013 to 12/31/2013........     1.812904         2.361596          33,072
 01/01/2014 to 12/31/2014........     2.361596         2.529648          19,881
 01/01/2015 to 12/31/2015........     2.529648         2.415762          14,458
 01/01/2016 to 12/31/2016........     2.415762         2.846226               0
 01/01/2017 to 12/31/2017........     2.846226         3.227676               0
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.587756         0.899939         482,514
 01/01/2009 to 12/31/2009........     0.899939         1.132218         274,579
 01/01/2010 to 12/31/2010........     1.132218         1.198231         220,468
 01/01/2011 to 12/31/2011........     1.198231         1.026483         233,761
 01/01/2012 to 12/31/2012........     1.026483         1.187989         175,241
 01/01/2013 to 12/31/2013........     1.187989         1.415781         184,061
 01/01/2014 to 12/31/2014........     1.415781         1.301413         109,974
 01/01/2015 to 12/31/2015........     1.301413         1.259942          83,497
 01/01/2016 to 12/31/2016........     1.259942         1.247968          21,588
 01/01/2017 to 12/31/2017........     1.247968         1.525104          20,778
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.768430        11.218176               0
 01/01/2014 to 12/31/2014........    11.218176        12.020392               0
 01/01/2015 to 12/31/2015........    12.020392        11.645395               0
 01/01/2016 to 12/31/2016........    11.645395        11.918615               0
 01/01/2017 to 12/31/2017........    11.918615        13.505998               0
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.695299         1.102669         161,413
 01/01/2009 to 12/31/2009........     1.102669         1.358861         144,594
 01/01/2010 to 12/31/2010........     1.358861         1.686833         100,917
 01/01/2011 to 12/31/2011........     1.686833         1.583397          89,105

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   1.583397         1.801900            78,176
 01/01/2013 to 12/31/2013........   1.801900         2.441845            36,430
 01/01/2014 to 12/31/2014........   2.441845         2.509188            34,468
 01/01/2015 to 12/31/2015........   2.509188         2.350197            31,208
 01/01/2016 to 12/31/2016........   2.350197         2.787964            13,948
 01/01/2017 to 12/31/2017........   2.787964         3.127762            13,603
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   4.035033         2.482513           257,855
 01/01/2009 to 12/31/2009........   2.482513         3.065628           190,850
 01/01/2010 to 12/31/2010........   3.065628         3.442111           130,188
 01/01/2011 to 12/31/2011........   3.442111         3.430978            96,140
 01/01/2012 to 12/31/2012........   3.430978         3.883471            48,784
 01/01/2013 to 12/31/2013........   3.883471         5.015748            57,423
 01/01/2014 to 12/31/2014........   5.015748         5.563206            11,514
 01/01/2015 to 12/31/2015........   5.563206         5.505599             2,700
 01/01/2016 to 12/31/2016........   5.505599         6.013867             2,551
 01/01/2017 to 12/31/2017........   6.013867         7.150356             2,423
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........   1.744527         0.985964           329,327
 01/01/2009 to 12/31/2009........   0.985964         1.272141           203,523
 01/01/2010 to 12/31/2010........   1.272141         1.389876           162,371
 01/01/2011 to 12/31/2011........   1.389876         1.217036           138,370
 01/01/2012 to 12/31/2012........   1.217036         1.392811           100,436
 01/01/2013 to 12/31/2013........   1.392811         1.628960            76,877
 01/01/2014 to 12/31/2014........   1.628960         1.486478            42,552
 01/01/2015 to 12/31/2015........   1.486478         1.431910            15,189
 01/01/2016 to 12/31/2016........   1.431910         1.391965                 0
 01/01/2017 to 12/31/2017........   1.391965         1.749525                 0
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........   4.100743         3.122615           113,449
 01/01/2009 to 12/31/2009........   3.122615         3.622835            90,307
 01/01/2010 to 12/31/2010........   3.622835         3.901015            66,636
 01/01/2011 to 12/31/2011........   3.901015         3.908441            50,517
 01/01/2012 to 12/31/2012........   3.908441         4.265989            44,348
 01/01/2013 to 12/31/2013........   4.265989         4.965937            28,617
 01/01/2014 to 12/31/2014........   4.965937         5.277356            28,342
 01/01/2015 to 12/31/2015........   5.277356         5.154760            20,671
 01/01/2016 to 12/31/2016........   5.154760         5.506298                 0
 01/01/2017 to 12/31/2017........   5.506298         6.057373                 0
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.421609         0.904612           118,734
 01/01/2009 to 12/31/2009........   0.904612         0.985207            78,428
 01/01/2010 to 12/31/2010........   0.985207         1.052428            54,406
 01/01/2011 to 12/31/2011........   1.052428         1.053301            45,376
 01/01/2012 to 12/31/2012........   1.053301         1.177144            37,759
 01/01/2013 to 12/31/2013........   1.177144         1.520896            28,010
 01/01/2014 to 12/31/2014........   1.520896         1.636229            15,902
 01/01/2015 to 12/31/2015........   1.636229         1.505488             4,603
 01/01/2016 to 12/31/2016........   1.505488         1.743599                 0
 01/01/2017 to 12/31/2017........   1.743599         1.835739                 0
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.429781         0.910804           148,287
 01/01/2009 to 12/31/2009........   0.910804         0.993045           124,060

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   0.993045           1.061554          67,014
 01/01/2011 to 12/31/2011........   1.061554           1.063242          57,299
 01/01/2012 to 12/31/2012........   1.063242           1.190011          16,157
 01/01/2013 to 12/31/2013........   1.190011           1.539160               0
 01/01/2014 to 12/31/2014........   1.539160           1.657210               0
 01/01/2015 to 12/31/2015........   1.657210           1.526601               0
 01/01/2016 to 12/31/2016........   1.526601           1.768699               0
 01/01/2017 to 12/31/2017........   1.768699           1.864983               0
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.328061           0.863398         173,875
 01/01/2009 to 12/31/2009........   0.863398           1.021020         165,568
 01/01/2010 to 12/31/2010........   1.021020           1.113253         128,192
 01/01/2011 to 12/31/2011........   1.113253           1.098775         113,608
 01/01/2012 to 12/31/2012........   1.098775           1.253275          72,450
 01/01/2013 to 12/31/2013........   1.253275           1.664009         123,513
 01/01/2014 to 12/31/2014........   1.664009           1.804234         106,082
 01/01/2015 to 12/31/2015........   1.804234           1.762941           1,339
 01/01/2016 to 12/31/2016........   1.762941           1.972596               0
 01/01/2017 to 12/31/2017........   1.972596           2.274762               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   2.942615           1.757271         106,100
 01/01/2009 to 12/31/2009........   1.757271           2.093613          37,583
 01/01/2010 to 12/31/2010........   2.093613           2.346357          25,854
 01/01/2011 to 12/31/2011........   2.346357           2.154216          29,000
 01/01/2012 to 12/31/2012........   2.154216           2.439213          22,424
 01/01/2013 to 04/26/2013........   2.439213           2.680775               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997863           6.575142               0
 01/01/2009 to 12/31/2009........   6.575142           8.052751           2,981
 01/01/2010 to 12/31/2010........   8.052751           8.767862           2,981
 01/01/2011 to 12/31/2011........   8.767862           8.551854               0
 01/01/2012 to 12/31/2012........   8.551854           9.552875               0
 01/01/2013 to 04/26/2013........   9.552875          10.446045               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.339827           0.872258          95,321
 01/01/2009 to 12/31/2009........   0.872258           1.032232          90,384
 01/01/2010 to 12/31/2010........   1.032232           1.126228          79,498
 01/01/2011 to 12/31/2011........   1.126228           1.113424          38,909
 01/01/2012 to 12/31/2012........   1.113424           1.270803          18,165
 01/01/2013 to 12/31/2013........   1.270803           1.690372               0
 01/01/2014 to 12/31/2014........   1.690372           1.833914               0
 01/01/2015 to 12/31/2015........   1.833914           1.793633               0
 01/01/2016 to 12/31/2016........   1.793633           2.008794               0
 01/01/2017 to 12/31/2017........   2.008794           2.320783               0
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   2.977908           1.780358          21,934
 01/01/2009 to 12/31/2009........   1.780358           2.124129          21,902
 01/01/2010 to 12/31/2010........   2.124129           2.383037          17,320
 01/01/2011 to 12/31/2011........   2.383037           2.189922          18,828
 01/01/2012 to 12/31/2012........   2.189922           2.482181           6,525
 01/01/2013 to 04/26/2013........   2.482181           2.728967               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.197385           1.385601          63,610

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.385601         1.264831          73,184
 01/01/2012 to 12/31/2012........     1.264831         1.355400          27,096
 01/01/2013 to 12/31/2013........     1.355400         1.847956           8,541
 01/01/2014 to 12/31/2014........     1.847956         1.830645           5,766
 01/01/2015 to 12/31/2015........     1.830645         1.705113               0
 01/01/2016 to 12/31/2016........     1.705113         1.530710               0
 01/01/2017 to 12/31/2017........     1.530710         2.100426               0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........     1.917269         0.837909          59,112
 01/01/2009 to 12/31/2009........     0.837909         1.097272          56,197
 01/01/2010 to 04/30/2010........     1.097272         1.185442               0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........     1.943529         1.171043         103,455
 01/01/2009 to 12/31/2009........     1.171043         1.295815          75,879
 01/01/2010 to 12/31/2010........     1.295815         1.542019          68,246
 01/01/2011 to 12/31/2011........     1.542019         1.595580          63,148
 01/01/2012 to 12/31/2012........     1.595580         1.717210          47,664
 01/01/2013 to 12/31/2013........     1.717210         2.327187          43,241
 01/01/2014 to 12/31/2014........     2.327187         2.275384          16,928
 01/01/2015 to 12/31/2015........     2.275384         2.239921          10,844
 01/01/2016 to 12/31/2016........     2.239921         2.600732          10,536
 01/01/2017 to 12/31/2017........     2.600732         2.945700           9,918
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     1.515493         0.916923          59,026
 01/01/2009 to 12/31/2009........     0.916923         1.229783          46,028
 01/01/2010 to 12/31/2010........     1.229783         1.481743          39,807
 01/01/2011 to 12/31/2011........     1.481743         1.376512          38,025
 01/01/2012 to 12/31/2012........     1.376512         1.421136          18,637
 01/01/2013 to 04/26/2013........     1.421136         1.538211               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........     1.954857         1.178912         288,235
 01/01/2009 to 12/31/2009........     1.178912         1.305527         168,487
 01/01/2010 to 12/31/2010........     1.305527         1.554993         136,802
 01/01/2011 to 12/31/2011........     1.554993         1.609794          96,816
 01/01/2012 to 12/31/2012........     1.609794         1.734851          55,561
 01/01/2013 to 12/31/2013........     1.734851         2.354228          35,046
 01/01/2014 to 12/31/2014........     2.354228         2.304355          35,423
 01/01/2015 to 12/31/2015........     2.304355         2.269528          33,237
 01/01/2016 to 12/31/2016........     2.269528         2.638351          32,103
 01/01/2017 to 12/31/2017........     2.638351         2.991591          31,526
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    19.056539        11.107987           3,684
 01/01/2009 to 12/31/2009........    11.107987        15.229231           2,667
 01/01/2010 to 12/31/2010........    15.229231        17.314082           8,735
 01/01/2011 to 12/31/2011........    17.314082        15.553043          18,936
 01/01/2012 to 12/31/2012........    15.553043        18.480728          20,492
 01/01/2013 to 12/31/2013........    18.480728        23.037964          14,882
 01/01/2014 to 12/31/2014........    23.037964        23.077053           3,964
 01/01/2015 to 12/31/2015........    23.077053        23.522057           2,940
 01/01/2016 to 12/31/2016........    23.522057        23.121090           2,326
 01/01/2017 to 12/31/2017........    23.121090        31.005932               0
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997863         6.544407               0

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     6.544407         8.511644                0
 01/01/2010 to 12/31/2010........     8.511644         8.986657                0
 01/01/2011 to 12/31/2011........     8.986657         8.205560                0
 01/01/2012 to 12/31/2012........     8.205560         9.833783                0
 01/01/2013 to 04/26/2013........     9.833783        10.436072                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999733         1.031663                0
 01/01/2015 to 12/31/2015........     1.031663         0.956324                0
 01/01/2016 to 12/31/2016........     0.956324         1.042178                0
 01/01/2017 to 12/31/2017........     1.042178         1.150872                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    11.822230        10.794602           39,361
 01/01/2009 to 12/31/2009........    10.794602        12.496882           85,562
 01/01/2010 to 12/31/2010........    12.496882        13.206763           82,427
 01/01/2011 to 12/31/2011........    13.206763        14.395452           71,090
 01/01/2012 to 12/31/2012........    14.395452        15.405078           46,472
 01/01/2013 to 12/31/2013........    15.405078        13.706290           17,599
 01/01/2014 to 12/31/2014........    13.706290        13.830483            7,922
 01/01/2015 to 12/31/2015........    13.830483        13.141541            3,356
 01/01/2016 to 12/31/2016........    13.141541        13.530081            2,792
 01/01/2017 to 12/31/2017........    13.530081        13.729655                0
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.283246         1.263558          794,765
 01/01/2009 to 12/31/2009........     1.263558         1.462570          954,460
 01/01/2010 to 12/31/2010........     1.462570         1.551524        1,029,498
 01/01/2011 to 12/31/2011........     1.551524         1.569872          875,074
 01/01/2012 to 12/31/2012........     1.569872         1.682119          784,752
 01/01/2013 to 12/31/2013........     1.682119         1.618037          524,780
 01/01/2014 to 12/31/2014........     1.618037         1.653307          302,397
 01/01/2015 to 12/31/2015........     1.653307         1.621460           66,359
 01/01/2016 to 12/31/2016........     1.621460         1.631647           56,849
 01/01/2017 to 12/31/2017........     1.631647         1.672244           48,364
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.713017        10.838579              878
 01/01/2013 to 12/31/2013........    10.838579        10.148868              869
 01/01/2014 to 12/31/2014........    10.148868        10.704991              860
 01/01/2015 to 12/31/2015........    10.704991        10.543411              850
 01/01/2016 to 12/31/2016........    10.543411        10.476012                0
 01/01/2017 to 12/31/2017........    10.476012        10.541373                0
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.214562        10.711815                0
 01/01/2014 to 12/31/2014........    10.711815        11.412695                0
 01/01/2015 to 12/31/2015........    11.412695        11.052230                0
 01/01/2016 to 12/31/2016........    11.052230        11.333690                0
 01/01/2017 to 12/31/2017........    11.333690        12.946341                0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010654         1.064118            1,355
 01/01/2013 to 12/31/2013........     1.064118         1.149084            1,341
 01/01/2014 to 12/31/2014........     1.149084         1.214107            1,327
 01/01/2015 to 12/31/2015........     1.214107         1.180193            1,312
 01/01/2016 to 12/31/2016........     1.180193         1.222832                0
 01/01/2017 to 12/31/2017........     1.222832         1.370733                0
SSGA Growth and Income ETF Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    11.456350         8.419062           2,165
 01/01/2009 to 12/31/2009........     8.419062        10.311289          40,463
 01/01/2010 to 12/31/2010........    10.311289        11.349896          41,882
 01/01/2011 to 12/31/2011........    11.349896        11.249280           3,079
 01/01/2012 to 12/31/2012........    11.249280        12.447923           3,037
 01/01/2013 to 12/31/2013........    12.447923        13.786176           2,844
 01/01/2014 to 12/31/2014........    13.786176        14.305706           3,830
 01/01/2015 to 12/31/2015........    14.305706        13.753996           2,163
 01/01/2016 to 12/31/2016........    13.753996        14.268587               0
 01/01/2017 to 12/31/2017........    14.268587        16.213211               0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.742351         7.718578             746
 01/01/2009 to 12/31/2009........     7.718578         9.772188             393
 01/01/2010 to 12/31/2010........     9.772188        10.940038          60,688
 01/01/2011 to 12/31/2011........    10.940038        10.500759          57,929
 01/01/2012 to 12/31/2012........    10.500759        11.844850          55,527
 01/01/2013 to 12/31/2013........    11.844850        13.715463           2,779
 01/01/2014 to 12/31/2014........    13.715463        14.174098           2,763
 01/01/2015 to 12/31/2015........    14.174098        13.579107           2,745
 01/01/2016 to 12/31/2016........    13.579107        14.233034               0
 01/01/2017 to 12/31/2017........    14.233034        16.700006               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.445504         0.822106         193,852
 01/01/2009 to 12/31/2009........     0.822106         1.153211         417,587
 01/01/2010 to 12/31/2010........     1.153211         1.320318         237,832
 01/01/2011 to 12/31/2011........     1.320318         1.277583         218,517
 01/01/2012 to 12/31/2012........     1.277583         1.486743         174,323
 01/01/2013 to 12/31/2013........     1.486743         2.023303         268,748
 01/01/2014 to 12/31/2014........     2.023303         2.159357         143,322
 01/01/2015 to 12/31/2015........     2.159357         2.340280          69,432
 01/01/2016 to 12/31/2016........     2.340280         2.330242          34,387
 01/01/2017 to 12/31/2017........     2.330242         3.050447           1,869
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.616401         0.335760         222,215
 01/01/2009 to 12/31/2009........     0.335760         0.523469         347,410
 01/01/2010 to 12/31/2010........     0.523469         0.655522         177,277
 01/01/2011 to 12/31/2011........     0.655522         0.579272         158,763
 01/01/2012 to 12/31/2012........     0.579272         0.636863         130,346
 01/01/2013 to 04/26/2013........     0.636863         0.664818               0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     0.940438         0.555637         590,505
 01/01/2009 to 12/31/2009........     0.555637         0.792689         297,921
 01/01/2010 to 12/31/2010........     0.792689         0.992600         300,241
 01/01/2011 to 12/31/2011........     0.992600         0.957430         219,906
 01/01/2012 to 12/31/2012........     0.957430         1.067308         194,199
 01/01/2013 to 12/31/2013........     1.067308         1.429578         161,092
 01/01/2014 to 12/31/2014........     1.429578         1.581069         148,606
 01/01/2015 to 12/31/2015........     1.581069         1.654011          63,618
 01/01/2016 to 12/31/2016........     1.654011         1.722894          43,664
 01/01/2017 to 12/31/2017........     1.722894         2.107816               0
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.498575         0.935825          42,217
 01/01/2009 to 12/31/2009........     0.935825         1.272327          39,812

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   1.272327         1.680292            43,045
 01/01/2011 to 12/31/2011........   1.680292         1.671754            39,034
 01/01/2012 to 12/31/2012........   1.671754         1.900104            45,038
 01/01/2013 to 12/31/2013........   1.900104         2.686536            40,647
 01/01/2014 to 12/31/2014........   2.686536         2.809765            31,888
 01/01/2015 to 12/31/2015........   2.809765         2.823391            23,719
 01/01/2016 to 12/31/2016........   2.823391         3.086808            22,844
 01/01/2017 to 12/31/2017........   3.086808         3.709579                 0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.535528         1.305905           371,535
 01/01/2009 to 12/31/2009........   1.305905         1.892107           352,225
 01/01/2010 to 12/31/2010........   1.892107         2.338972           167,140
 01/01/2011 to 12/31/2011........   2.338972         2.140790           146,705
 01/01/2012 to 04/27/2012........   2.140790         2.363160                 0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.351521         2.408451            77,325
 01/01/2013 to 12/31/2013........   2.408451         3.077750            66,410
 01/01/2014 to 12/31/2014........   3.077750         3.309378            37,342
 01/01/2015 to 12/31/2015........   3.309378         2.953971            27,777
 01/01/2016 to 12/31/2016........   2.953971         3.346071             4,769
 01/01/2017 to 12/31/2017........   3.346071         3.592571             4,806
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.966784         1.635089           170,913
 01/01/2009 to 12/31/2009........   1.635089         2.114941           244,315
 01/01/2010 to 12/31/2010........   2.114941         2.332448           237,077
 01/01/2011 to 12/31/2011........   2.332448         2.421003           193,018
 01/01/2012 to 12/31/2012........   2.421003         2.642122           221,994
 01/01/2013 to 12/31/2013........   2.642122         2.612523           154,870
 01/01/2014 to 12/31/2014........   2.612523         2.697584           111,320
 01/01/2015 to 12/31/2015........   2.697584         2.592559            31,302
 01/01/2016 to 12/31/2016........   2.592559         2.753579            44,826
 01/01/2017 to 12/31/2017........   2.753579         2.914773             8,552
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.787888         1.427095           537,289
 01/01/2009 to 12/31/2009........   1.427095         1.914202           472,510
 01/01/2010 to 12/31/2010........   1.914202         2.120649           452,490
 01/01/2011 to 12/31/2011........   2.120649         2.172529           336,854
 01/01/2012 to 12/31/2012........   2.172529         2.406186           244,697
 01/01/2013 to 12/31/2013........   2.406186         2.548005           213,418
 01/01/2014 to 12/31/2014........   2.548005         2.619468           144,611
 01/01/2015 to 12/31/2015........   2.619468         2.513020            69,269
 01/01/2016 to 04/29/2016........   2.513020         2.584722                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.990523         1.656953           410,772
 01/01/2009 to 12/31/2009........   1.656953         2.144576           319,961
 01/01/2010 to 12/31/2010........   2.144576         2.368668           311,378
 01/01/2011 to 12/31/2011........   2.368668         2.460698           191,476
 01/01/2012 to 12/31/2012........   2.460698         2.685539            91,362
 01/01/2013 to 12/31/2013........   2.685539         2.658304            49,050
 01/01/2014 to 12/31/2014........   2.658304         2.747713             9,675
 01/01/2015 to 12/31/2015........   2.747713         2.643572             9,621
 01/01/2016 to 12/31/2016........   2.643572         2.812246            41,506

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........   2.812246         2.978330            43,773
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.543470         1.505529            62,835
 01/01/2009 to 12/31/2009........   1.505529         1.536701            93,193
 01/01/2010 to 12/31/2010........   1.536701         1.589802           148,707
 01/01/2011 to 12/31/2011........   1.589802         1.641284           129,191
 01/01/2012 to 12/31/2012........   1.641284         1.658474            80,008
 01/01/2013 to 12/31/2013........   1.658474         1.611722            57,647
 01/01/2014 to 12/31/2014........   1.611722         1.620904            27,519
 01/01/2015 to 12/31/2015........   1.620904         1.594482            19,205
 01/01/2016 to 12/31/2016........   1.594482         1.579660                 0
 01/01/2017 to 12/31/2017........   1.579660         1.575202                 0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.561331         1.524545           288,842
 01/01/2009 to 12/31/2009........   1.524545         1.557687           251,273
 01/01/2010 to 12/31/2010........   1.557687         1.614239           240,917
 01/01/2011 to 12/31/2011........   1.614239         1.666769           179,452
 01/01/2012 to 12/31/2012........   1.666769         1.685855            36,943
 01/01/2013 to 12/31/2013........   1.685855         1.640907                 0
 01/01/2014 to 12/31/2014........   1.640907         1.650476                 0
 01/01/2015 to 12/31/2015........   1.650476         1.625044                 0
 01/01/2016 to 12/31/2016........   1.625044         1.612761                 0
 01/01/2017 to 12/31/2017........   1.612761         1.609691                 0





                                             AMERICAN FORERUNNER - 2.2
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........    14.557391       12.908549           16,542
 01/01/2009 to 12/31/2009........    12.908549       14.219535           13,635
 01/01/2010 to 12/31/2010........    14.219535       14.806615            9,634
 01/01/2011 to 12/31/2011........    14.806615       15.369418            8,048
 01/01/2012 to 12/31/2012........    15.369418       15.841075            7,340
 01/01/2013 to 12/31/2013........    15.841075       15.161889            7,963
 01/01/2014 to 12/31/2014........    15.161889       15.614826            5,014
 01/01/2015 to 12/31/2015........    15.614826       15.316925            2,869
 01/01/2016 to 12/31/2016........    15.316925       15.424792                0
 01/01/2017 to 12/31/2017........    15.424792       15.643088                0
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........     3.270664        1.486904          477,846
 01/01/2009 to 12/31/2009........     1.486904        2.346163          511,255
 01/01/2010 to 12/31/2010........     2.346163        2.809600          328,004
 01/01/2011 to 12/31/2011........     2.809600        2.222344          311,667
 01/01/2012 to 12/31/2012........     2.222344        2.568892          185,910
 01/01/2013 to 12/31/2013........     2.568892        3.223677          130,723
 01/01/2014 to 12/31/2014........     3.223677        3.220458          100,296
 01/01/2015 to 12/31/2015........     3.220458        3.158733           42,451
 01/01/2016 to 12/31/2016........     3.158733        3.154839           10,447
 01/01/2017 to 12/31/2017........     3.154839        3.885612              727
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    14.585937        7.993652          187,862

                                             AMERICAN FORERUNNER - 2.2
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     7.993652        10.901629         140,779
 01/01/2010 to 12/31/2010........    10.901629        12.656838         122,691
 01/01/2011 to 12/31/2011........    12.656838        11.852397         100,050
 01/01/2012 to 12/31/2012........    11.852397        13.667384          64,311
 01/01/2013 to 12/31/2013........    13.667384        17.394804          45,364
 01/01/2014 to 12/31/2014........    17.394804        18.464208          30,003
 01/01/2015 to 12/31/2015........    18.464208        19.301155          14,531
 01/01/2016 to 12/31/2016........    19.301155        20.672631           4,127
 01/01/2017 to 12/31/2017........    20.672631        25.946082           3,920
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........     9.913486         6.026688         303,558
 01/01/2009 to 12/31/2009........     6.026688         7.737387         209,507
 01/01/2010 to 12/31/2010........     7.737387         8.434034         167,492
 01/01/2011 to 12/31/2011........     8.434034         8.099883         108,203
 01/01/2012 to 12/31/2012........     8.099883         9.307846          78,633
 01/01/2013 to 12/31/2013........     9.307846        12.155733          56,358
 01/01/2014 to 12/31/2014........    12.155733        13.155815          42,600
 01/01/2015 to 12/31/2015........    13.155815        13.056736          17,445
 01/01/2016 to 12/31/2016........    13.056736        14.244219           7,020
 01/01/2017 to 12/31/2017........    14.244219        17.054300           5,404





                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.173017        10.488634              0
 01/01/2013 to 12/31/2013........    10.488634        11.444039            356
 01/01/2014 to 12/31/2014........    11.444039        12.059789              0
 01/01/2015 to 12/31/2015........    12.059789        11.907298              0
 01/01/2016 to 12/31/2016........    11.907298        12.109381              0
 01/01/2017 to 12/31/2017........    12.109381        13.506987              0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996789         1.037181              0
 01/01/2015 to 12/31/2015........     1.037181         1.008153              0
 01/01/2016 to 12/31/2016........     1.008153         1.009417              0
 01/01/2017 to 12/31/2017........     1.009417         1.144449              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007972         6.989945         13,967
 01/01/2009 to 12/31/2009........     6.989945         8.874139         21,662
 01/01/2010 to 12/31/2010........     8.874139         9.770954         19,643
 01/01/2011 to 12/31/2011........     9.770954         9.388157         11,311
 01/01/2012 to 12/31/2012........     9.388157        10.461928         37,359
 01/01/2013 to 12/31/2013........    10.461928        12.173490         36,801
 01/01/2014 to 12/31/2014........    12.173490        12.673243         35,983
 01/01/2015 to 12/31/2015........    12.673243        12.353151         34,313
 01/01/2016 to 12/31/2016........    12.353151        13.073805         33,835
 01/01/2017 to 12/31/2017........    13.073805        14.998382         33,340
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997973         6.340094              0
 01/01/2009 to 12/31/2009........     6.340094         8.342480         73,683
 01/01/2010 to 12/31/2010........     8.342480         9.293873         72,752

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     9.293873         8.692032          72,323
 01/01/2012 to 12/31/2012........     8.692032         9.910548          71,850
 01/01/2013 to 12/31/2013........     9.910548        12.171696           1,180
 01/01/2014 to 12/31/2014........    12.171696        12.711828               0
 01/01/2015 to 12/31/2015........    12.711828        12.384491               0
 01/01/2016 to 12/31/2016........    12.384491        13.246649               0
 01/01/2017 to 12/31/2017........    13.246649        15.780524               0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017972         7.661591               0
 01/01/2009 to 12/31/2009........     7.661591         9.280852               0
 01/01/2010 to 12/31/2010........     9.280852        10.013393           1,109
 01/01/2011 to 12/31/2011........    10.013393         9.849039               0
 01/01/2012 to 12/31/2012........     9.849039        10.715470               0
 01/01/2013 to 12/31/2013........    10.715470        11.941314               0
 01/01/2014 to 12/31/2014........    11.941314        12.436859               0
 01/01/2015 to 12/31/2015........    12.436859        12.120242               0
 01/01/2016 to 12/31/2016........    12.120242        12.732512             662
 01/01/2017 to 12/31/2017........    12.732512        14.120348             619
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.101593        11.472543             663
 01/01/2013 to 12/31/2013........    11.472543        10.880300           1,121
 01/01/2014 to 12/31/2014........    10.880300        11.107839           1,112
 01/01/2015 to 12/31/2015........    11.107839         9.860295           1,238
 01/01/2016 to 12/31/2016........     9.860295        10.546963           1,239
 01/01/2017 to 12/31/2017........    10.546963        11.369123           1,298
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.806760         0.988892         107,521
 01/01/2009 to 12/31/2009........     0.988892         1.183225          88,421
 01/01/2010 to 12/31/2010........     1.183225         1.241243          72,131
 01/01/2011 to 12/31/2011........     1.241243         0.973205          62,122
 01/01/2012 to 12/31/2012........     0.973205         1.140292          58,904
 01/01/2013 to 12/31/2013........     1.140292         1.288846         156,417
 01/01/2014 to 12/31/2014........     1.288846         1.222918         142,816
 01/01/2015 to 12/31/2015........     1.222918         1.174447         141,769
 01/01/2016 to 12/31/2016........     1.174447         1.211152          48,457
 01/01/2017 to 12/31/2017........     1.211152         1.603866          35,381
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.834660         1.004888          76,564
 01/01/2009 to 12/31/2009........     1.004888         1.203123          69,970
 01/01/2010 to 12/31/2010........     1.203123         1.264201          64,393
 01/01/2011 to 12/31/2011........     1.264201         0.993097          46,672
 01/01/2012 to 12/31/2012........     0.993097         1.163865          21,355
 01/01/2013 to 12/31/2013........     1.163865         1.317306          23,033
 01/01/2014 to 12/31/2014........     1.317306         1.251871          23,975
 01/01/2015 to 12/31/2015........     1.251871         1.202537          23,154
 01/01/2016 to 12/31/2016........     1.202537         1.242368          22,200
 01/01/2017 to 12/31/2017........     1.242368         1.645551          21,524
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.346791         4.110518         188,956
 01/01/2009 to 12/31/2009........     4.110518         4.405751         262,121
 01/01/2010 to 12/31/2010........     4.405751         4.673993         213,389
 01/01/2011 to 12/31/2011........     4.673993         4.877821         121,218
 01/01/2012 to 12/31/2012........     4.877821         5.136594          33,945

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     5.136594         4.991624          30,626
 01/01/2014 to 12/31/2014........     4.991624         5.233823          25,636
 01/01/2015 to 12/31/2015........     5.233823         5.155392          18,935
 01/01/2016 to 12/31/2016........     5.155392         5.205913          24,524
 01/01/2017 to 12/31/2017........     5.205913         5.307440          73,923
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.016574         1.874597          19,090
 01/01/2009 to 12/31/2009........     1.874597         2.512019          42,070
 01/01/2010 to 12/31/2010........     2.512019         2.946113          96,512
 01/01/2011 to 12/31/2011........     2.946113         2.627422          82,242
 01/01/2012 to 12/31/2012........     2.627422         2.941959          79,339
 01/01/2013 to 12/31/2013........     2.941959         3.867183          83,000
 01/01/2014 to 12/31/2014........     3.867183         4.124139          86,334
 01/01/2015 to 12/31/2015........     4.124139         4.291899          53,025
 01/01/2016 to 12/31/2016........     4.291899         4.206978          45,721
 01/01/2017 to 12/31/2017........     4.206978         5.516608          43,907
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    16.803096         9.079821           2,166
 01/01/2009 to 05/01/2009........     9.079821         9.461437               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.048225         1.896146          74,326
 01/01/2009 to 12/31/2009........     1.896146         2.543108          34,145
 01/01/2010 to 12/31/2010........     2.543108         2.986420          36,900
 01/01/2011 to 12/31/2011........     2.986420         2.666059          15,890
 01/01/2012 to 12/31/2012........     2.666059         2.987898          12,405
 01/01/2013 to 12/31/2013........     2.987898         3.931742          21,708
 01/01/2014 to 12/31/2014........     3.931742         4.197170          10,995
 01/01/2015 to 12/31/2015........     4.197170         4.371833           9,830
 01/01/2016 to 12/31/2016........     4.371833         4.289232           9,674
 01/01/2017 to 12/31/2017........     4.289232         5.631289           9,394
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.929073        10.219693             739
 01/01/2013 to 12/31/2013........    10.219693        11.066570           1,143
 01/01/2014 to 12/31/2014........    11.066570        11.506402             766
 01/01/2015 to 12/31/2015........    11.506402        11.283193             793
 01/01/2016 to 12/31/2016........    11.283193        11.567222             809
 01/01/2017 to 12/31/2017........    11.567222        12.867054             821
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.115817         2.130913         549,507
 01/01/2009 to 12/31/2009........     2.130913         2.097149         559,299
 01/01/2010 to 12/31/2010........     2.097149         2.058707         487,842
 01/01/2011 to 12/31/2011........     2.058707         2.021071         356,686
 01/01/2012 to 12/31/2012........     2.021071         1.983822         158,435
 01/01/2013 to 12/31/2013........     1.983822         1.947457          61,839
 01/01/2014 to 12/31/2014........     1.947457         1.911758          60,205
 01/01/2015 to 12/31/2015........     1.911758         1.876714         233,150
 01/01/2016 to 12/31/2016........     1.876714         1.844379           7,923
 01/01/2017 to 12/31/2017........     1.844379         1.822153           6,881
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.795124         7.479422          28,066
 01/01/2009 to 12/31/2009........     7.479422         9.654380          30,753

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     9.654380        10.964610          38,573
 01/01/2011 to 04/29/2011........    10.964610        11.872089               0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    11.836136        10.106462          37,605
 01/01/2012 to 12/31/2012........    10.106462        11.581147          37,900
 01/01/2013 to 12/31/2013........    11.581147        14.723571          23,218
 01/01/2014 to 12/31/2014........    14.723571        15.189166          16,875
 01/01/2015 to 12/31/2015........    15.189166        14.611280          16,165
 01/01/2016 to 12/31/2016........    14.611280        15.631262          15,412
 01/01/2017 to 12/31/2017........    15.631262        18.865003          14,808
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.166344         9.384038          60,776
 01/01/2009 to 12/31/2009........     9.384038        11.102870          61,894
 01/01/2010 to 12/31/2010........    11.102870        11.995012          14,784
 01/01/2011 to 12/31/2011........    11.995012        12.158629          20,402
 01/01/2012 to 12/31/2012........    12.158629        13.030162          31,761
 01/01/2013 to 12/31/2013........    13.030162        13.339570          25,992
 01/01/2014 to 12/31/2014........    13.339570        13.680651          31,831
 01/01/2015 to 12/31/2015........    13.680651        13.351234          23,785
 01/01/2016 to 12/31/2016........    13.351234        13.700247          18,549
 01/01/2017 to 12/31/2017........    13.700247        14.382198          18,429
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.588608         8.918874          77,860
 01/01/2009 to 12/31/2009........     8.918874        10.828435          78,877
 01/01/2010 to 12/31/2010........    10.828435        11.855289          82,088
 01/01/2011 to 12/31/2011........    11.855289        11.760530          56,094
 01/01/2012 to 12/31/2012........    11.760530        12.866993          52,439
 01/01/2013 to 12/31/2013........    12.866993        14.011106          51,298
 01/01/2014 to 12/31/2014........    14.011106        14.431874          47,906
 01/01/2015 to 12/31/2015........    14.431874        14.015257          46,749
 01/01/2016 to 12/31/2016........    14.015257        14.595945          45,578
 01/01/2017 to 12/31/2017........    14.595945        15.854095          44,465
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.050793         8.442098         254,291
 01/01/2009 to 12/31/2009........     8.442098        10.486039         240,511
 01/01/2010 to 12/31/2010........    10.486039        11.649751         219,671
 01/01/2011 to 12/31/2011........    11.649751        11.280102         172,675
 01/01/2012 to 12/31/2012........    11.280102        12.538406         156,601
 01/01/2013 to 12/31/2013........    12.538406        14.522239         124,335
 01/01/2014 to 12/31/2014........    14.522239        14.976037         113,140
 01/01/2015 to 12/31/2015........    14.976037        14.515116         108,904
 01/01/2016 to 12/31/2016........    14.515116        15.261497         102,499
 01/01/2017 to 12/31/2017........    15.261497        17.189687         101,152
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997973         7.011851               0
 01/01/2009 to 12/31/2009........     7.011851         8.848627               0
 01/01/2010 to 12/31/2010........     8.848627         9.559131               0
 01/01/2011 to 12/31/2011........     9.559131         9.219053               0
 01/01/2012 to 12/31/2012........     9.219053        10.508312               0
 01/01/2013 to 04/26/2013........    10.508312        11.296594               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/29/2013 to 12/31/2013........    11.369379        12.920724               0
 01/01/2014 to 04/25/2014........    12.920724        12.850275               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.505754         7.964943         326,825
 01/01/2009 to 12/31/2009........     7.964943        10.093787         303,618
 01/01/2010 to 12/31/2010........    10.093787        11.365396         306,244
 01/01/2011 to 12/31/2011........    11.365396        10.736617         328,840
 01/01/2012 to 12/31/2012........    10.736617        12.160396         434,745
 01/01/2013 to 12/31/2013........    12.160396        14.839742         412,044
 01/01/2014 to 12/31/2014........    14.839742        15.329222         408,275
 01/01/2015 to 12/31/2015........    15.329222        14.792967         352,991
 01/01/2016 to 12/31/2016........    14.792967        15.704006         322,902
 01/01/2017 to 12/31/2017........    15.704006        18.371113         157,249
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.955906        10.386393          27,675
 01/01/2013 to 12/31/2013........    10.386393        11.660351          31,695
 01/01/2014 to 12/31/2014........    11.660351        12.551026          31,273
 01/01/2015 to 12/31/2015........    12.551026        11.817320          30,936
 01/01/2016 to 12/31/2016........    11.817320        12.571123          33,013
 01/01/2017 to 12/31/2017........    12.571123        14.603857          32,527
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.355140         1.774042          45,632
 01/01/2009 to 12/31/2009........     1.774042         2.458996          42,217
 01/01/2010 to 12/31/2010........     2.458996         2.770248          37,647
 01/01/2011 to 12/31/2011........     2.770248         2.896084          28,429
 01/01/2012 to 12/31/2012........     2.896084         3.171957          26,450
 01/01/2013 to 12/31/2013........     3.171957         4.250673          24,227
 01/01/2014 to 12/31/2014........     4.250673         4.242599          17,257
 01/01/2015 to 12/31/2015........     4.242599         3.762292          12,289
 01/01/2016 to 12/31/2016........     3.762292         4.529952          11,876
 01/01/2017 to 12/31/2017........     4.529952         5.004800          11,575
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.432762         1.816887         261,363
 01/01/2009 to 12/31/2009........     1.816887         2.520841         214,727
 01/01/2010 to 12/31/2010........     2.520841         2.842706         151,412
 01/01/2011 to 12/31/2011........     2.842706         2.974836          39,274
 01/01/2012 to 12/31/2012........     2.974836         3.261495          14,822
 01/01/2013 to 12/31/2013........     3.261495         4.375158          23,579
 01/01/2014 to 12/31/2014........     4.375158         4.371178          23,550
 01/01/2015 to 12/31/2015........     4.371178         3.880114          24,837
 01/01/2016 to 12/31/2016........     3.880114         4.676599          23,316
 01/01/2017 to 12/31/2017........     4.676599         5.172093          21,319
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.987467         9.737301               0
 01/01/2012 to 12/31/2012........     9.737301         9.978243             675
 01/01/2013 to 12/31/2013........     9.978243         9.909038             672
 01/01/2014 to 12/31/2014........     9.909038         9.830297               0
 01/01/2015 to 12/31/2015........     9.830297         9.590033               0
 01/01/2016 to 12/31/2016........     9.590033         9.709237               0
 01/01/2017 to 12/31/2017........     9.709237         9.658676               0
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    39.727116        29.261075             526
 01/01/2009 to 12/31/2009........    29.261075        33.608253             245

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........    33.608253        36.065547             125
 01/01/2011 to 12/31/2011........    36.065547        36.676592             121
 01/01/2012 to 12/31/2012........    36.676592        40.359953             119
 01/01/2013 to 12/31/2013........    40.359953        47.653990             114
 01/01/2014 to 12/31/2014........    47.653990        51.589746             111
 01/01/2015 to 12/31/2015........    51.589746        51.806209               0
 01/01/2016 to 12/31/2016........    51.806209        54.284944             155
 01/01/2017 to 12/31/2017........    54.284944        61.207972             145
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.646127         2.164603         333,994
 01/01/2009 to 12/31/2009........     2.164603         2.797483         311,132
 01/01/2010 to 12/31/2010........     2.797483         3.067854         302,785
 01/01/2011 to 12/31/2011........     3.067854         2.883159         253,086
 01/01/2012 to 12/31/2012........     2.883159         3.187112         236,392
 01/01/2013 to 12/31/2013........     3.187112         4.172408         201,768
 01/01/2014 to 12/31/2014........     4.172408         4.520002         175,332
 01/01/2015 to 12/31/2015........     4.520002         4.532179         132,178
 01/01/2016 to 12/31/2016........     4.532179         4.763013          94,127
 01/01/2017 to 12/31/2017........     4.763013         5.555479          82,543
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.689541         2.192625         364,196
 01/01/2009 to 12/31/2009........     2.192625         2.837504         314,755
 01/01/2010 to 12/31/2010........     2.837504         3.114681         210,280
 01/01/2011 to 12/31/2011........     3.114681         2.929915         125,662
 01/01/2012 to 12/31/2012........     2.929915         3.241226          70,549
 01/01/2013 to 12/31/2013........     3.241226         4.248654          77,164
 01/01/2014 to 12/31/2014........     4.248654         4.606478          58,638
 01/01/2015 to 12/31/2015........     4.606478         4.624536          30,504
 01/01/2016 to 12/31/2016........     4.624536         4.864467          29,768
 01/01/2017 to 12/31/2017........     4.864467         5.679088          29,016
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     7.053968         4.340930          22,703
 01/01/2009 to 12/31/2009........     4.340930         5.079396          21,730
 01/01/2010 to 12/31/2010........     5.079396         5.607377          18,491
 01/01/2011 to 12/31/2011........     5.607377         5.518848          13,766
 01/01/2012 to 12/31/2012........     5.518848         6.143782           9,445
 01/01/2013 to 12/31/2013........     6.143782         8.098857          14,606
 01/01/2014 to 12/31/2014........     8.098857         9.024126           8,832
 01/01/2015 to 12/31/2015........     9.024126         9.256825           4,987
 01/01/2016 to 12/31/2016........     9.256825         9.839347           2,589
 01/01/2017 to 12/31/2017........     9.839347        11.778776           2,555
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.034691         9.180346          37,612
 01/01/2009 to 12/31/2009........     9.180346        12.142370          32,171
 01/01/2010 to 12/31/2010........    12.142370        13.839867          29,542
 01/01/2011 to 12/31/2011........    13.839867        12.827651          27,082
 01/01/2012 to 12/31/2012........    12.827651        15.863844          19,440
 01/01/2013 to 12/31/2013........    15.863844        16.125203          20,147
 01/01/2014 to 12/31/2014........    16.125203        17.929838          17,192
 01/01/2015 to 12/31/2015........    17.929838        17.354469          12,707
 01/01/2016 to 12/31/2016........    17.354469        17.185300          11,644

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........    17.185300        18.684026          11,288
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.768751         0.459917         141,998
 01/01/2009 to 12/31/2009........     0.459917         0.600304         137,090
 01/01/2010 to 12/31/2010........     0.600304         0.729486         169,067
 01/01/2011 to 12/31/2011........     0.729486         0.739398         154,589
 01/01/2012 to 12/31/2012........     0.739398         0.860101          84,196
 01/01/2013 to 12/31/2013........     0.860101         1.229377         108,017
 01/01/2014 to 12/31/2014........     1.229377         1.434852         235,430
 01/01/2015 to 12/31/2015........     1.434852         1.351692         182,514
 01/01/2016 to 12/31/2016........     1.351692         1.362483          93,894
 01/01/2017 to 12/31/2017........     1.362483         1.583806          66,614
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   159.294760        90.695950           1,837
 01/01/2009 to 12/31/2009........    90.695950       127.188698           2,360
 01/01/2010 to 12/31/2010........   127.188698       136.591642           1,992
 01/01/2011 to 12/31/2011........   136.591642       123.975296           1,055
 01/01/2012 to 12/31/2012........   123.975296       149.091350             653
 01/01/2013 to 12/31/2013........   149.091350       188.489724             842
 01/01/2014 to 04/25/2014........   188.489724       195.997652               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     8.948118         3.986235           1,734
 01/01/2009 to 12/31/2009........     3.986235         5.398988           1,917
 01/01/2010 to 12/31/2010........     5.398988         5.688824           2,049
 01/01/2011 to 04/29/2011........     5.688824         6.040116               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.610523         0.552155         159,178
 01/01/2012 to 12/31/2012........     0.552155         0.642612         125,378
 01/01/2013 to 12/31/2013........     0.642612         0.920074         170,046
 01/01/2014 to 12/31/2014........     0.920074         1.074323         100,559
 01/01/2015 to 12/31/2015........     1.074323         1.012584          38,566
 01/01/2016 to 12/31/2016........     1.012584         1.022219          37,983
 01/01/2017 to 12/31/2017........     1.022219         1.189624          38,368
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.903468         0.402824         352,122
 01/01/2009 to 12/31/2009........     0.402824         0.545557         168,830
 01/01/2010 to 12/31/2010........     0.545557         0.575057         142,899
 01/01/2011 to 04/29/2011........     0.575057         0.610616               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    46.170185        24.545571           3,417
 01/01/2009 to 12/31/2009........    24.545571        35.917321           4,282
 01/01/2010 to 12/31/2010........    35.917321        40.546181           2,472
 01/01/2011 to 12/31/2011........    40.546181        38.512898           1,917
 01/01/2012 to 12/31/2012........    38.512898        41.845445           1,857
 01/01/2013 to 12/31/2013........    41.845445        54.402209           1,709
 01/01/2014 to 12/31/2014........    54.402209        59.213286           1,499
 01/01/2015 to 12/31/2015........    59.213286        59.641629           1,297
 01/01/2016 to 12/31/2016........    59.641629        61.568138           1,282
 01/01/2017 to 12/31/2017........    61.568138        75.514540             462
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.895689         1.100027         373,019

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.100027       1.674460           406,756
 01/01/2010 to 12/31/2010........     1.674460       1.913696           367,666
 01/01/2011 to 12/31/2011........     1.913696       1.610854           376,158
 01/01/2012 to 12/31/2012........     1.610854       2.043724           282,792
 01/01/2013 to 12/31/2013........     2.043724       2.617983           105,792
 01/01/2014 to 12/31/2014........     2.617983       2.421187           104,645
 01/01/2015 to 12/31/2015........     2.421187       2.269320            78,004
 01/01/2016 to 12/31/2016........     2.269320       2.409900            89,272
 01/01/2017 to 12/31/2017........     2.409900       3.085749            76,078
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.907085       1.107729           125,128
 01/01/2009 to 12/31/2009........     1.107729       1.688409           104,907
 01/01/2010 to 12/31/2010........     1.688409       1.931061            94,269
 01/01/2011 to 12/31/2011........     1.931061       1.628044            21,470
 01/01/2012 to 12/31/2012........     1.628044       2.065840                 0
 01/01/2013 to 12/31/2013........     2.065840       2.649522                 0
 01/01/2014 to 12/31/2014........     2.649522       2.453591                 0
 01/01/2015 to 12/31/2015........     2.453591       2.301329                 0
 01/01/2016 to 12/31/2016........     2.301329       2.446881                 0
 01/01/2017 to 12/31/2017........     2.446881       3.135405                 0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010638       1.044753                 0
 01/01/2013 to 12/31/2013........     1.044753       1.044689                 0
 01/01/2014 to 12/31/2014........     1.044689       1.082773                 0
 01/01/2015 to 12/31/2015........     1.082773       1.018227                 0
 01/01/2016 to 12/31/2016........     1.018227       1.116680                 0
 01/01/2017 to 12/31/2017........     1.116680       1.205899                 0
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........     1.558872       0.937566            54,572
 01/01/2009 to 12/31/2009........     0.937566       1.231651            68,895
 01/01/2010 to 12/31/2010........     1.231651       1.525667            62,217
 01/01/2011 to 12/31/2011........     1.525667       1.481564            36,175
 01/01/2012 to 12/31/2012........     1.481564       1.719397            35,080
 01/01/2013 to 12/31/2013........     1.719397       2.366024            32,281
 01/01/2014 to 12/31/2014........     2.366024       2.506395            27,374
 01/01/2015 to 12/31/2015........     2.506395       2.418382               632
 01/01/2016 to 12/31/2016........     2.418382       2.645519               608
 01/01/2017 to 12/31/2017........     2.645519       3.255089               585
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.524333       0.326585           132,150
 01/01/2009 to 12/31/2009........     0.326585       0.447439           132,150
 01/01/2010 to 12/31/2010........     0.447439       0.488936           146,222
 01/01/2011 to 12/31/2011........     0.488936       0.481057           140,285
 01/01/2012 to 12/31/2012........     0.481057       0.545655           218,144
 01/01/2013 to 12/31/2013........     0.545655       0.732414           195,427
 01/01/2014 to 12/31/2014........     0.732414       0.781852           170,727
 01/01/2015 to 12/31/2015........     0.781852       0.848414           113,289
 01/01/2016 to 12/31/2016........     0.848414       0.831782           266,863
 01/01/2017 to 12/31/2017........     0.831782       1.118626           287,223
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.005665       5.309515             5,836
 01/01/2009 to 12/31/2009........     5.309515       7.490066            18,228
 01/01/2010 to 12/31/2010........     7.490066       8.043762             6,934

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     8.043762         7.787598           6,238
 01/01/2012 to 04/27/2012........     7.787598         8.748196               0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     0.526579         0.327844          64,798
 01/01/2009 to 12/31/2009........     0.327844         0.450190          59,600
 01/01/2010 to 12/31/2010........     0.450190         0.492507          30,095
 01/01/2011 to 12/31/2011........     0.492507         0.484982          26,142
 01/01/2012 to 12/31/2012........     0.484982         0.550212          11,058
 01/01/2013 to 12/31/2013........     0.550212         0.739455          67,166
 01/01/2014 to 12/31/2014........     0.739455         0.790196          10,338
 01/01/2015 to 12/31/2015........     0.790196         0.858439           9,525
 01/01/2016 to 12/31/2016........     0.858439         0.842592           9,906
 01/01/2017 to 12/31/2017........     0.842592         1.134266           9,361
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012693         1.046793               0
 01/01/2013 to 12/31/2013........     1.046793         1.140507           3,584
 01/01/2014 to 12/31/2014........     1.140507         1.197703               0
 01/01/2015 to 12/31/2015........     1.197703         1.186262               0
 01/01/2016 to 12/31/2016........     1.186262         1.198324          70,432
 01/01/2017 to 12/31/2017........     1.198324         1.372380               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.730637        13.949060             491
 01/01/2014 to 12/31/2014........    13.949060        14.168140             300
 01/01/2015 to 12/31/2015........    14.168140        14.079179             299
 01/01/2016 to 12/31/2016........    14.079179        14.481370             299
 01/01/2017 to 12/31/2017........    14.481370        17.482155           3,112
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997973         7.961672               0
 01/01/2009 to 12/31/2009........     7.961672         9.990760           1,832
 01/01/2010 to 12/31/2010........     9.990760        10.967013               0
 01/01/2011 to 12/31/2011........    10.967013        10.996189               0
 01/01/2012 to 12/31/2012........    10.996189        12.142054             493
 01/01/2013 to 04/26/2013........    12.142054        12.656204               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.316166         2.081445          83,286
 01/01/2009 to 12/31/2009........     2.081445         2.654792          73,498
 01/01/2010 to 12/31/2010........     2.654792         3.315289          78,541
 01/01/2011 to 12/31/2011........     3.315289         3.265663          62,502
 01/01/2012 to 12/31/2012........     3.265663         3.662876          53,912
 01/01/2013 to 12/31/2013........     3.662876         5.058716          71,882
 01/01/2014 to 12/31/2014........     5.058716         5.139885          66,625
 01/01/2015 to 12/31/2015........     5.139885         4.957758          50,281
 01/01/2016 to 12/31/2016........     4.957758         5.790257          23,820
 01/01/2017 to 12/31/2017........     5.790257         6.534685          22,552
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.350365         2.105027         113,939
 01/01/2009 to 12/31/2009........     2.105027         2.687429         103,716
 01/01/2010 to 12/31/2010........     2.687429         3.359486          90,124
 01/01/2011 to 12/31/2011........     3.359486         3.312557          72,302
 01/01/2012 to 12/31/2012........     3.312557         3.719099          52,665
 01/01/2013 to 12/31/2013........     3.719099         5.141543          50,783
 01/01/2014 to 12/31/2014........     5.141543         5.229040          51,730
 01/01/2015 to 12/31/2015........     5.229040         5.048969          12,254

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     5.048969         5.902583          11,884
 01/01/2017 to 12/31/2017........     5.902583         6.668060          11,630
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.084580         0.624832         228,886
 01/01/2009 to 12/31/2009........     0.624832         0.795404         221,126
 01/01/2010 to 12/31/2010........     0.795404         1.025608         176,894
 01/01/2011 to 12/31/2011........     1.025608         1.034486         111,878
 01/01/2012 to 12/31/2012........     1.034486         1.126048          96,574
 01/01/2013 to 12/31/2013........     1.126048         1.640218          99,294
 01/01/2014 to 12/31/2014........     1.640218         1.625198          91,254
 01/01/2015 to 12/31/2015........     1.625198         1.618176          74,445
 01/01/2016 to 12/31/2016........     1.618176         1.684575          67,766
 01/01/2017 to 12/31/2017........     1.684575         2.095062          61,872
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     1.325682         1.374594         409,893
 01/01/2009 to 12/31/2009........     1.374594         1.416596         411,296
 01/01/2010 to 12/31/2010........     1.416596         1.469805         344,932
 01/01/2011 to 12/31/2011........     1.469805         1.548025         167,081
 01/01/2012 to 12/31/2012........     1.548025         1.574582         110,240
 01/01/2013 to 12/31/2013........     1.574582         1.506587         117,075
 01/01/2014 to 12/31/2014........     1.506587         1.559993         109,191
 01/01/2015 to 12/31/2015........     1.559993         1.532769          58,198
 01/01/2016 to 12/31/2016........     1.532769         1.536876         249,776
 01/01/2017 to 12/31/2017........     1.536876         1.553505          36,143
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     1.600512         0.999533         130,557
 01/01/2009 to 12/31/2009........     0.999533         1.342060         109,843
 01/01/2010 to 12/31/2010........     1.342060         1.659958          79,850
 01/01/2011 to 12/31/2011........     1.659958         1.593945          52,435
 01/01/2012 to 12/31/2012........     1.593945         1.835713          36,901
 01/01/2013 to 12/31/2013........     1.835713         2.393700          46,658
 01/01/2014 to 12/31/2014........     2.393700         2.566603          44,390
 01/01/2015 to 12/31/2015........     2.566603         2.453506          43,697
 01/01/2016 to 12/31/2016........     2.453506         2.893587          39,697
 01/01/2017 to 12/31/2017........     2.893587         3.284657          54,137
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.602340         0.909119         207,073
 01/01/2009 to 12/31/2009........     0.909119         1.144912         178,854
 01/01/2010 to 12/31/2010........     1.144912         1.212876         138,969
 01/01/2011 to 12/31/2011........     1.212876         1.040068          69,023
 01/01/2012 to 12/31/2012........     1.040068         1.204922          22,279
 01/01/2013 to 12/31/2013........     1.204922         1.437396          32,360
 01/01/2014 to 12/31/2014........     1.437396         1.322605          34,509
 01/01/2015 to 12/31/2015........     1.322605         1.281741          21,019
 01/01/2016 to 12/31/2016........     1.281741         1.270830          22,536
 01/01/2017 to 12/31/2017........     1.270830         1.554592          21,269
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.773681        11.231212               0
 01/01/2014 to 12/31/2014........    11.231212        12.046401               0
 01/01/2015 to 12/31/2015........    12.046401        11.682273               0
 01/01/2016 to 12/31/2016........    11.682273        11.968319           3,386
 01/01/2017 to 12/31/2017........    11.968319        13.575847           3,317
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   1.710867         1.113916           335,521
 01/01/2009 to 12/31/2009........   1.113916         1.374094           289,818
 01/01/2010 to 12/31/2010........   1.374094         1.707448           253,217
 01/01/2011 to 12/31/2011........   1.707448         1.604349           167,446
 01/01/2012 to 12/31/2012........   1.604349         1.827578           140,587
 01/01/2013 to 12/31/2013........   1.827578         2.479119            24,724
 01/01/2014 to 12/31/2014........   2.479119         2.550039            20,296
 01/01/2015 to 12/31/2015........   2.550039         2.390851            18,223
 01/01/2016 to 12/31/2016........   2.390851         2.839028            15,307
 01/01/2017 to 12/31/2017........   2.839028         3.188226            15,221
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   4.106968         2.529312           141,705
 01/01/2009 to 12/31/2009........   2.529312         3.126545           124,316
 01/01/2010 to 12/31/2010........   3.126545         3.514018           114,264
 01/01/2011 to 12/31/2011........   3.514018         3.506150            93,792
 01/01/2012 to 12/31/2012........   3.506150         3.972548            73,695
 01/01/2013 to 12/31/2013........   3.972548         5.135927            67,117
 01/01/2014 to 12/31/2014........   5.135927         5.702201            55,503
 01/01/2015 to 12/31/2015........   5.702201         5.648802            51,389
 01/01/2016 to 12/31/2016........   5.648802         6.176462            43,578
 01/01/2017 to 12/31/2017........   6.176462         7.351000            34,599
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........   1.756585         0.993777           355,675
 01/01/2009 to 12/31/2009........   0.993777         1.283506           226,983
 01/01/2010 to 12/31/2010........   1.283506         1.403694           198,015
 01/01/2011 to 12/31/2011........   1.403694         1.230364           165,426
 01/01/2012 to 12/31/2012........   1.230364         1.409480           127,427
 01/01/2013 to 12/31/2013........   1.409480         1.650104           134,207
 01/01/2014 to 12/31/2014........   1.650104         1.507281           128,661
 01/01/2015 to 12/31/2015........   1.507281         1.453402            40,135
 01/01/2016 to 12/31/2016........   1.453402         1.414271            36,802
 01/01/2017 to 12/31/2017........   1.414271         1.779334            34,678
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........   4.186439         3.191073           169,458
 01/01/2009 to 12/31/2009........   3.191073         3.705963           146,864
 01/01/2010 to 12/31/2010........   3.705963         3.994517           139,289
 01/01/2011 to 12/31/2011........   3.994517         4.006116            61,572
 01/01/2012 to 12/31/2012........   4.006116         4.376996            41,738
 01/01/2013 to 12/31/2013........   4.376996         5.100255            18,817
 01/01/2014 to 12/31/2014........   5.100255         5.425520             7,619
 01/01/2015 to 12/31/2015........   5.425520         5.304785             6,664
 01/01/2016 to 12/31/2016........   5.304785         5.672223             7,842
 01/01/2017 to 12/31/2017........   5.672223         6.246128             5,284
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.429694         0.910672           302,525
 01/01/2009 to 12/31/2009........   0.910672         0.992799           322,497
 01/01/2010 to 12/31/2010........   0.992799         1.061599           267,951
 01/01/2011 to 12/31/2011........   1.061599         1.063541           262,686
 01/01/2012 to 12/31/2012........   1.063541         1.189783           259,006
 01/01/2013 to 12/31/2013........   1.189783         1.538763            99,560
 01/01/2014 to 12/31/2014........   1.538763         1.657107            89,566
 01/01/2015 to 12/31/2015........   1.657107         1.526224            27,268
 01/01/2016 to 12/31/2016........   1.526224         1.769383            23,903

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........   1.769383           1.864744          24,837
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.437905           0.916900         101,273
 01/01/2009 to 12/31/2009........   0.916900           1.000692          71,952
 01/01/2010 to 12/31/2010........   1.000692           1.070798          66,811
 01/01/2011 to 12/31/2011........   1.070798           1.073573          29,630
 01/01/2012 to 12/31/2012........   1.073573           1.202781           7,879
 01/01/2013 to 12/31/2013........   1.202781           1.557233           7,820
 01/01/2014 to 12/31/2014........   1.557233           1.678346           6,592
 01/01/2015 to 12/31/2015........   1.678346           1.547620           5,865
 01/01/2016 to 12/31/2016........   1.547620           1.794844           4,743
 01/01/2017 to 12/31/2017........   1.794844           1.894440           3,943
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.340267           0.872209         167,101
 01/01/2009 to 12/31/2009........   0.872209           1.032472         132,580
 01/01/2010 to 12/31/2010........   1.032472           1.126865         136,739
 01/01/2011 to 12/31/2011........   1.126865           1.113320         112,756
 01/01/2012 to 12/31/2012........   1.113320           1.271143         114,526
 01/01/2013 to 12/31/2013........   1.271143           1.689420         119,546
 01/01/2014 to 12/31/2014........   1.689420           1.833619         100,313
 01/01/2015 to 12/31/2015........   1.833619           1.793447          38,324
 01/01/2016 to 12/31/2016........   1.793447           2.008737         118,184
 01/01/2017 to 12/31/2017........   2.008737           2.318749         109,466
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   2.986133           1.785053         107,789
 01/01/2009 to 12/31/2009........   1.785053           2.128842         107,621
 01/01/2010 to 12/31/2010........   2.128842           2.388224         107,776
 01/01/2011 to 12/31/2011........   2.388224           2.194845         103,463
 01/01/2012 to 12/31/2012........   2.194845           2.487718         101,362
 01/01/2013 to 04/26/2013........   2.487718           2.734952               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997973           6.579680               0
 01/01/2009 to 12/31/2009........   6.579680           8.066372               0
 01/01/2010 to 12/31/2010........   8.066372           8.791473               0
 01/01/2011 to 12/31/2011........   8.791473           8.583448               0
 01/01/2012 to 12/31/2012........   8.583448           9.597810               0
 01/01/2013 to 04/26/2013........   9.597810          10.498516               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.352154           0.881168         128,718
 01/01/2009 to 12/31/2009........   0.881168           1.043820         118,554
 01/01/2010 to 12/31/2010........   1.043820           1.140010         108,394
 01/01/2011 to 12/31/2011........   1.140010           1.128175          74,585
 01/01/2012 to 12/31/2012........   1.128175           1.288934          35,361
 01/01/2013 to 12/31/2013........   1.288934           1.716203          46,107
 01/01/2014 to 12/31/2014........   1.716203           1.863801          43,021
 01/01/2015 to 12/31/2015........   1.863801           1.824688          41,887
 01/01/2016 to 12/31/2016........   1.824688           2.045619          40,416
 01/01/2017 to 12/31/2017........   2.045619           2.365684          25,815
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   3.021933           1.808497          40,660
 01/01/2009 to 12/31/2009........   1.808497           2.159861          37,197
 01/01/2010 to 12/31/2010........   2.159861           2.425546          19,417
 01/01/2011 to 12/31/2011........   2.425546           2.231215           7,640

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     2.231215         2.531527           7,254
 01/01/2013 to 04/26/2013........     2.531527         2.784104               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........     1.213283         1.404929         152,547
 01/01/2011 to 12/31/2011........     1.404929         1.283755          60,013
 01/01/2012 to 12/31/2012........     1.283755         1.377063          51,219
 01/01/2013 to 12/31/2013........     1.377063         1.879369          91,435
 01/01/2014 to 12/31/2014........     1.879369         1.863627          67,703
 01/01/2015 to 12/31/2015........     1.863627         1.737571          60,520
 01/01/2016 to 12/31/2016........     1.737571         1.561410          57,861
 01/01/2017 to 12/31/2017........     1.561410         2.144687          45,659
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........     1.938176         0.847900         134,986
 01/01/2009 to 12/31/2009........     0.847900         1.111467         146,305
 01/01/2010 to 04/30/2010........     1.111467         1.201171               0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........     1.958148         1.181039          69,028
 01/01/2009 to 12/31/2009........     1.181039         1.308185          98,210
 01/01/2010 to 12/31/2010........     1.308185         1.558295          53,400
 01/01/2011 to 12/31/2011........     1.558295         1.614030          49,377
 01/01/2012 to 12/31/2012........     1.614030         1.738814          46,922
 01/01/2013 to 12/31/2013........     1.738814         2.358821         194,925
 01/01/2014 to 12/31/2014........     2.358821         2.308622         178,473
 01/01/2015 to 12/31/2015........     2.308622         2.274915          71,821
 01/01/2016 to 12/31/2016........     2.274915         2.644006          64,756
 01/01/2017 to 12/31/2017........     2.644006         2.997700          63,500
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     1.524954         0.923575         354,532
 01/01/2009 to 12/31/2009........     0.923575         1.239944         341,596
 01/01/2010 to 12/31/2010........     1.239944         1.495480         320,896
 01/01/2011 to 12/31/2011........     1.495480         1.390660         275,005
 01/01/2012 to 12/31/2012........     1.390660         1.437188         251,014
 01/01/2013 to 04/26/2013........     1.437188         1.556080               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........     1.969567         1.188979         424,976
 01/01/2009 to 12/31/2009........     1.188979         1.317993         291,452
 01/01/2010 to 12/31/2010........     1.317993         1.571410         229,863
 01/01/2011 to 12/31/2011........     1.571410         1.628414          51,832
 01/01/2012 to 12/31/2012........     1.628414         1.756683          49,968
 01/01/2013 to 12/31/2013........     1.756683         2.386237         108,178
 01/01/2014 to 12/31/2014........     2.386237         2.338024         106,041
 01/01/2015 to 12/31/2015........     2.338024         2.304992          55,991
 01/01/2016 to 12/31/2016........     2.304992         2.682259          53,475
 01/01/2017 to 12/31/2017........     2.682259         3.044411          47,023
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    19.264150        11.240297           7,545
 01/01/2009 to 12/31/2009........    11.240297        15.426051          10,842
 01/01/2010 to 12/31/2010........    15.426051        17.555376          11,543
 01/01/2011 to 12/31/2011........    17.555376        15.785557           6,283
 01/01/2012 to 12/31/2012........    15.785557        18.775869           5,595
 01/01/2013 to 12/31/2013........    18.775869        23.429289           5,526
 01/01/2014 to 12/31/2014........    23.429289        23.492530           1,519
 01/01/2015 to 12/31/2015........    23.492530        23.969506             691

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    23.969506        23.584487              939
 01/01/2017 to 12/31/2017........    23.584487        31.658885              658
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997973         6.548923                0
 01/01/2009 to 12/31/2009........     6.548923         8.526039                0
 01/01/2010 to 12/31/2010........     8.526039         9.010855                0
 01/01/2011 to 12/31/2011........     9.010855         8.235879                0
 01/01/2012 to 12/31/2012........     8.235879         9.880041                0
 01/01/2013 to 04/26/2013........     9.880041        10.488499                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999747         1.032376                0
 01/01/2015 to 12/31/2015........     1.032376         0.957942                0
 01/01/2016 to 12/31/2016........     0.957942         1.044987           81,814
 01/01/2017 to 12/31/2017........     1.044987         1.155124                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    11.877589        10.856031           29,230
 01/01/2009 to 12/31/2009........    10.856031        12.580564           59,611
 01/01/2010 to 12/31/2010........    12.580564        13.308499           21,551
 01/01/2011 to 12/31/2011........    13.308499        14.520814           15,671
 01/01/2012 to 12/31/2012........    14.520814        15.554859            9,704
 01/01/2013 to 12/31/2013........    15.554859        13.853409           12,344
 01/01/2014 to 12/31/2014........    13.853409        13.992923           10,165
 01/01/2015 to 12/31/2015........    13.992923        13.309200            6,957
 01/01/2016 to 12/31/2016........    13.309200        13.716408            4,124
 01/01/2017 to 12/31/2017........    13.716408        13.932619            1,081
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.292117         1.273569        1,580,599
 01/01/2009 to 12/31/2009........     1.273569         1.475632        1,711,840
 01/01/2010 to 12/31/2010........     1.475632         1.566946        1,325,985
 01/01/2011 to 12/31/2011........     1.566946         1.587058          866,822
 01/01/2012 to 12/31/2012........     1.587058         1.702245          465,562
 01/01/2013 to 12/31/2013........     1.702245         1.639034          398,488
 01/01/2014 to 12/31/2014........     1.639034         1.676438          317,595
 01/01/2015 to 12/31/2015........     1.676438         1.645791          277,963
 01/01/2016 to 12/31/2016........     1.645791         1.657787          180,946
 01/01/2017 to 12/31/2017........     1.657787         1.700730          167,696
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.723820        10.856793                0
 01/01/2013 to 12/31/2013........    10.856793        10.176098                0
 01/01/2014 to 12/31/2014........    10.176098        10.744452                0
 01/01/2015 to 12/31/2015........    10.744452        10.592865                0
 01/01/2016 to 12/31/2016........    10.592865        10.535681            3,886
 01/01/2017 to 12/31/2017........    10.535681        10.611992                0
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.214840        10.719329                0
 01/01/2014 to 12/31/2014........    10.719329        11.432127                0
 01/01/2015 to 12/31/2015........    11.432127        11.082129                0
 01/01/2016 to 12/31/2016........    11.082129        11.375720            1,572
 01/01/2017 to 12/31/2017........    11.375720        13.007310            1,534
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010671         1.064850                0
 01/01/2013 to 12/31/2013........     1.064850         1.151025            3,558
 01/01/2014 to 12/31/2014........     1.151025         1.217374                0

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.217374         1.184553               0
 01/01/2016 to 12/31/2016........     1.184553         1.228578               0
 01/01/2017 to 12/31/2017........     1.228578         1.378547               0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.482180         8.446522               0
 01/01/2009 to 12/31/2009........     8.446522        10.355272               0
 01/01/2010 to 12/31/2010........    10.355272        11.409705               0
 01/01/2011 to 12/31/2011........    11.409705        11.319849               0
 01/01/2012 to 12/31/2012........    11.319849        12.538608               0
 01/01/2013 to 12/31/2013........    12.538608        13.900502               0
 01/01/2014 to 12/31/2014........    13.900502        14.438774               0
 01/01/2015 to 12/31/2015........    14.438774        13.895827               0
 01/01/2016 to 12/31/2016........    13.895827        14.430145               0
 01/01/2017 to 12/31/2017........    14.430145        16.413141               0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.768827         7.743759               0
 01/01/2009 to 12/31/2009........     7.743759         9.813878               0
 01/01/2010 to 12/31/2010........     9.813878        10.997693               0
 01/01/2011 to 12/31/2011........    10.997693        10.566641               0
 01/01/2012 to 12/31/2012........    10.566641        11.931151               0
 01/01/2013 to 12/31/2013........    11.931151        13.829212          11,185
 01/01/2014 to 12/31/2014........    13.829212        14.305952          10,756
 01/01/2015 to 12/31/2015........    14.305952        13.719145          10,328
 01/01/2016 to 12/31/2016........    13.719145        14.394199           9,898
 01/01/2017 to 12/31/2017........    14.394199        16.905948               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.458791         0.830498         270,114
 01/01/2009 to 12/31/2009........     0.830498         1.166147         327,101
 01/01/2010 to 12/31/2010........     1.166147         1.336463         323,991
 01/01/2011 to 12/31/2011........     1.336463         1.294497         274,403
 01/01/2012 to 12/31/2012........     1.294497         1.507941         270,568
 01/01/2013 to 12/31/2013........     1.507941         2.054204         197,940
 01/01/2014 to 12/31/2014........     2.054204         2.194530         151,686
 01/01/2015 to 12/31/2015........     2.194530         2.380779          95,657
 01/01/2016 to 12/31/2016........     2.380779         2.372939          80,938
 01/01/2017 to 12/31/2017........     2.372939         3.109436          70,312
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.620649         0.338414         107,183
 01/01/2009 to 12/31/2009........     0.338414         0.528135         261,666
 01/01/2010 to 12/31/2010........     0.528135         0.662025         256,800
 01/01/2011 to 12/31/2011........     0.662025         0.585603         172,565
 01/01/2012 to 12/31/2012........     0.585603         0.644472         141,291
 01/01/2013 to 04/26/2013........     0.644472         0.672974               0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     0.946972         0.560060         357,798
 01/01/2009 to 12/31/2009........     0.560060         0.799799         333,890
 01/01/2010 to 12/31/2010........     0.799799         1.002504         465,922
 01/01/2011 to 12/31/2011........     1.002504         0.967949         217,185
 01/01/2012 to 12/31/2012........     0.967949         1.080120         216,276
 01/01/2013 to 12/31/2013........     1.080120         1.448185         254,671
 01/01/2014 to 12/31/2014........     1.448185         1.603250         237,835
 01/01/2015 to 12/31/2015........     1.603250         1.678894         212,907
 01/01/2016 to 12/31/2016........     1.678894         1.750563         164,673

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........   1.750563         2.143803            90,439
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.514909         0.946977            57,649
 01/01/2009 to 12/31/2009........   0.946977         1.288777            58,771
 01/01/2010 to 12/31/2010........   1.288777         1.703717            98,784
 01/01/2011 to 12/31/2011........   1.703717         1.696754            60,858
 01/01/2012 to 12/31/2012........   1.696754         1.930458            59,785
 01/01/2013 to 12/31/2013........   1.930458         2.732180            81,738
 01/01/2014 to 12/31/2014........   2.732180         2.860362            76,835
 01/01/2015 to 12/31/2015........   2.860362         2.877110            56,213
 01/01/2016 to 12/31/2016........   2.877110         3.148687            84,446
 01/01/2017 to 12/31/2017........   3.148687         3.787715            64,183
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.558886         1.319263           303,821
 01/01/2009 to 12/31/2009........   1.319263         1.913373           296,172
 01/01/2010 to 12/31/2010........   1.913373         2.367624           271,886
 01/01/2011 to 12/31/2011........   2.367624         2.169180           247,665
 01/01/2012 to 04/27/2012........   2.169180         2.395278                 0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.383501         2.442845           232,642
 01/01/2013 to 12/31/2013........   2.442845         3.124823           112,472
 01/01/2014 to 12/31/2014........   3.124823         3.363356            92,010
 01/01/2015 to 12/31/2015........   3.363356         3.005158            69,388
 01/01/2016 to 12/31/2016........   3.005158         3.407459            65,292
 01/01/2017 to 12/31/2017........   3.407459         3.662130            61,275
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.992867         1.658435           145,229
 01/01/2009 to 12/31/2009........   1.658435         2.147283           156,258
 01/01/2010 to 12/31/2010........   2.147283         2.370484           177,444
 01/01/2011 to 12/31/2011........   2.370484         2.462939           144,182
 01/01/2012 to 12/31/2012........   2.462939         2.690590           133,621
 01/01/2013 to 12/31/2013........   2.690590         2.663111           157,942
 01/01/2014 to 12/31/2014........   2.663111         2.752570           166,509
 01/01/2015 to 12/31/2015........   2.752570         2.648052           121,649
 01/01/2016 to 12/31/2016........   2.648052         2.815332           135,576
 01/01/2017 to 12/31/2017........   2.815332         2.983114           192,934
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.808875         1.445297           373,398
 01/01/2009 to 12/31/2009........   1.445297         1.940554           350,234
 01/01/2010 to 12/31/2010........   1.940554         2.151993           282,963
 01/01/2011 to 12/31/2011........   2.151993         2.206840            94,980
 01/01/2012 to 12/31/2012........   2.206840         2.446645            93,559
 01/01/2013 to 12/31/2013........   2.446645         2.593441           107,704
 01/01/2014 to 12/31/2014........   2.593441         2.668846            96,486
 01/01/2015 to 12/31/2015........   2.668846         2.562954            78,009
 01/01/2016 to 04/29/2016........   2.562954         2.636947                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.016944         1.680632           323,673
 01/01/2009 to 12/31/2009........   1.680632         2.177398           295,229
 01/01/2010 to 12/31/2010........   2.177398         2.407324           235,963
 01/01/2011 to 12/31/2011........   2.407324         2.503351            23,802
 01/01/2012 to 12/31/2012........   2.503351         2.734837            27,953

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   2.734837         2.709810            39,869
 01/01/2014 to 12/31/2014........   2.709810         2.803754            26,366
 01/01/2015 to 12/31/2015........   2.803754         2.700189            25,692
 01/01/2016 to 12/31/2016........   2.700189         2.875349            43,286
 01/01/2017 to 12/31/2017........   2.875349         3.048198            41,930
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.563940         1.527027           457,154
 01/01/2009 to 12/31/2009........   1.527027         1.560203           422,388
 01/01/2010 to 12/31/2010........   1.560203         1.615731           451,590
 01/01/2011 to 12/31/2011........   1.615731         1.669717           430,621
 01/01/2012 to 12/31/2012........   1.669717         1.688901           404,197
 01/01/2013 to 12/31/2013........   1.688901         1.642934           183,082
 01/01/2014 to 12/31/2014........   1.642934         1.653947           141,792
 01/01/2015 to 12/31/2015........   1.653947         1.628615           102,494
 01/01/2016 to 12/31/2016........   1.628615         1.615090            87,776
 01/01/2017 to 12/31/2017........   1.615090         1.612139            70,374
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.582054         1.546329           214,143
 01/01/2009 to 12/31/2009........   1.546329         1.581526           200,801
 01/01/2010 to 12/31/2010........   1.581526         1.640582           114,160
 01/01/2011 to 12/31/2011........   1.640582         1.695660            47,568
 01/01/2012 to 12/31/2012........   1.695660         1.716802            57,442
 01/01/2013 to 12/31/2013........   1.716802         1.672701            65,566
 01/01/2014 to 12/31/2014........   1.672701         1.684139            65,037
 01/01/2015 to 12/31/2015........   1.684139         1.659848            62,526
 01/01/2016 to 12/31/2016........   1.659848         1.648950            61,490
 01/01/2017 to 12/31/2017........   1.648950         1.647453            64,948





                                             AMERICAN FORERUNNER - 2.1
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........   14.713646        13.060200            9,065
 01/01/2009 to 12/31/2009........   13.060200        14.400976            8,144
 01/01/2010 to 12/31/2010........   14.400976        15.010546            8,149
 01/01/2011 to 12/31/2011........   15.010546        15.596643            8,108
 01/01/2012 to 12/31/2012........   15.596643        16.091442            7,542
 01/01/2013 to 12/31/2013........   16.091442        15.416934            2,945
 01/01/2014 to 12/31/2014........   15.416934        15.893374            2,857
 01/01/2015 to 12/31/2015........   15.893374        15.605759            2,360
 01/01/2016 to 12/31/2016........   15.605759        15.731383              564
 01/01/2017 to 12/31/2017........   15.731383        15.969935              647
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........    3.302471         1.502876          486,129
 01/01/2009 to 12/31/2009........    1.502876         2.373735          356,134
 01/01/2010 to 12/31/2010........    2.373735         2.845459          331,377
 01/01/2011 to 12/31/2011........    2.845459         2.252959          236,919
 01/01/2012 to 12/31/2012........    2.252959         2.606899          164,268
 01/01/2013 to 12/31/2013........    2.606899         3.274642          202,700
 01/01/2014 to 12/31/2014........    3.274642         3.274646          203,271
 01/01/2015 to 12/31/2015........    3.274646         3.215099          181,472

                                             AMERICAN FORERUNNER - 2.1
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     3.215099         3.214347         107,085
 01/01/2017 to 12/31/2017........     3.214347         3.962852          94,498
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    14.938853         8.195303         290,585
 01/01/2009 to 12/31/2009........     8.195303        11.187819         255,170
 01/01/2010 to 12/31/2010........    11.187819        13.002089         221,893
 01/01/2011 to 12/31/2011........    13.002089        12.187864         140,479
 01/01/2012 to 12/31/2012........    12.187864        14.068350         106,411
 01/01/2013 to 12/31/2013........    14.068350        17.923027          88,676
 01/01/2014 to 12/31/2014........    17.923027        19.043941          78,603
 01/01/2015 to 12/31/2015........    19.043941        19.927086          56,169
 01/01/2016 to 12/31/2016........    19.927086        21.364386          46,827
 01/01/2017 to 12/31/2017........    21.364386        26.841030          32,596
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    10.153346         6.178715         308,225
 01/01/2009 to 12/31/2009........     6.178715         7.940504         247,087
 01/01/2010 to 12/31/2010........     7.940504         8.664092         190,527
 01/01/2011 to 12/31/2011........     8.664092         8.329136          74,568
 01/01/2012 to 12/31/2012........     8.329136         9.580911          61,232
 01/01/2013 to 12/31/2013........     9.580911        12.524856          53,384
 01/01/2014 to 12/31/2014........    12.524856        13.568869          32,627
 01/01/2015 to 12/31/2015........    13.568869        13.480155          22,332
 01/01/2016 to 12/31/2016........    13.480155        14.720856          18,306
 01/01/2017 to 12/31/2017........    14.720856        17.642540          15,247





                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.178148        10.497446          27,096
 01/01/2013 to 12/31/2013........    10.497446        11.459381          26,438
 01/01/2014 to 12/31/2014........    11.459381        12.081996          23,998
 01/01/2015 to 12/31/2015........    12.081996        11.935192          10,066
 01/01/2016 to 12/31/2016........    11.935192        12.143818             384
 01/01/2017 to 12/31/2017........    12.143818        13.552152             338
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996796         1.037539               0
 01/01/2015 to 12/31/2015........     1.037539         1.009006               0
 01/01/2016 to 12/31/2016........     1.009006         1.010776               0
 01/01/2017 to 12/31/2017........     1.010776         1.146561               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008027         6.992356          25,748
 01/01/2009 to 12/31/2009........     6.992356         8.881638         384,549
 01/01/2010 to 12/31/2010........     8.881638         9.784098         402,472
 01/01/2011 to 12/31/2011........     9.784098         9.405479         340,192
 01/01/2012 to 12/31/2012........     9.405479        10.486500         320,197
 01/01/2013 to 12/31/2013........    10.486500        12.208182         265,478
 01/01/2014 to 12/31/2014........    12.208182        12.715716         220,120
 01/01/2015 to 12/31/2015........    12.715716        12.400753         184,722
 01/01/2016 to 12/31/2016........    12.400753        13.130747         138,151
 01/01/2017 to 12/31/2017........    13.130747        15.071216          80,927

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998027         6.342282         177,791
 01/01/2009 to 12/31/2009........     6.342282         8.349533         314,724
 01/01/2010 to 12/31/2010........     8.349533         9.306378         287,655
 01/01/2011 to 12/31/2011........     9.306378         8.708073         265,381
 01/01/2012 to 12/31/2012........     8.708073         9.933828         243,472
 01/01/2013 to 12/31/2013........     9.933828        12.206386         194,163
 01/01/2014 to 12/31/2014........    12.206386        12.754435         159,965
 01/01/2015 to 12/31/2015........    12.754435        12.432218         138,970
 01/01/2016 to 12/31/2016........    12.432218        13.304348          64,201
 01/01/2017 to 12/31/2017........    13.304348        15.857161          45,346
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018026         7.664231          53,851
 01/01/2009 to 12/31/2009........     7.664231         9.288692         160,620
 01/01/2010 to 12/31/2010........     9.288692        10.026861         162,907
 01/01/2011 to 12/31/2011........    10.026861         9.867207         131,461
 01/01/2012 to 12/31/2012........     9.867207        10.740633          64,891
 01/01/2013 to 12/31/2013........    10.740633        11.975342          62,079
 01/01/2014 to 12/31/2014........    11.975342        12.478537          60,137
 01/01/2015 to 12/31/2015........    12.478537        12.166943          57,318
 01/01/2016 to 12/31/2016........    12.166943        12.787964          48,989
 01/01/2017 to 12/31/2017........    12.787964        14.188915          32,273
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.107341        11.482334          36,576
 01/01/2013 to 12/31/2013........    11.482334        10.895034          32,049
 01/01/2014 to 12/31/2014........    10.895034        11.128446          28,383
 01/01/2015 to 12/31/2015........    11.128446         9.883533          24,193
 01/01/2016 to 12/31/2016........     9.883533        10.577105           7,641
 01/01/2017 to 12/31/2017........    10.577105        11.407300           1,967
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.821884         0.997671         226,767
 01/01/2009 to 12/31/2009........     0.997671         1.194326         198,233
 01/01/2010 to 12/31/2010........     1.194326         1.253514         207,721
 01/01/2011 to 12/31/2011........     1.253514         0.983318         225,054
 01/01/2012 to 12/31/2012........     0.983318         1.152720         190,179
 01/01/2013 to 12/31/2013........     1.152720         1.303544         129,285
 01/01/2014 to 12/31/2014........     1.303544         1.237484          94,731
 01/01/2015 to 12/31/2015........     1.237484         1.189030          31,311
 01/01/2016 to 12/31/2016........     1.189030         1.226804          22,586
 01/01/2017 to 12/31/2017........     1.226804         1.625402          21,580
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.850008         1.013804         356,371
 01/01/2009 to 12/31/2009........     1.013804         1.214405         341,717
 01/01/2010 to 12/31/2010........     1.214405         1.276694         326,032
 01/01/2011 to 12/31/2011........     1.276694         1.003412         314,645
 01/01/2012 to 12/31/2012........     1.003412         1.176545         121,847
 01/01/2013 to 12/31/2013........     1.176545         1.332323           9,381
 01/01/2014 to 12/31/2014........     1.332323         1.266775          10,029
 01/01/2015 to 12/31/2015........     1.266775         1.217463          10,536
 01/01/2016 to 12/31/2016........     1.217463         1.258418          10,081
 01/01/2017 to 12/31/2017........     1.258418         1.667639               0
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.400722         4.163605         366,791

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     4.163605         4.464882          291,261
 01/01/2010 to 12/31/2010........     4.464882         4.739093          340,626
 01/01/2011 to 12/31/2011........     4.739093         4.948227          297,802
 01/01/2012 to 12/31/2012........     4.948227         5.213354          203,786
 01/01/2013 to 12/31/2013........     5.213354         5.068752          119,210
 01/01/2014 to 12/31/2014........     5.068752         5.317351          102,172
 01/01/2015 to 12/31/2015........     5.317351         5.240288           65,380
 01/01/2016 to 12/31/2016........     5.240288         5.294288           27,359
 01/01/2017 to 12/31/2017........     5.294288         5.400231           30,309
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.036498         1.887928           56,015
 01/01/2009 to 12/31/2009........     1.887928         2.531148           53,549
 01/01/2010 to 12/31/2010........     2.531148         2.970030           48,950
 01/01/2011 to 12/31/2011........     2.970030         2.650074           56,725
 01/01/2012 to 12/31/2012........     2.650074         2.968815           53,391
 01/01/2013 to 12/31/2013........     2.968815         3.904435           28,744
 01/01/2014 to 12/31/2014........     3.904435         4.165949           23,050
 01/01/2015 to 12/31/2015........     4.165949         4.337580           15,199
 01/01/2016 to 12/31/2016........     4.337580         4.253881                0
 01/01/2017 to 12/31/2017........     4.253881         5.580891                0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    16.898674         9.136063              675
 01/01/2009 to 05/01/2009........     9.136063         9.521628                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.068310         1.909600          156,926
 01/01/2009 to 12/31/2009........     1.909600         2.562432          138,043
 01/01/2010 to 12/31/2010........     2.562432         3.010617          110,869
 01/01/2011 to 12/31/2011........     3.010617         2.689002           95,310
 01/01/2012 to 12/31/2012........     2.689002         3.015125            7,680
 01/01/2013 to 12/31/2013........     3.015125         3.969554                0
 01/01/2014 to 12/31/2014........     3.969554         4.239654                0
 01/01/2015 to 12/31/2015........     4.239654         4.418294                0
 01/01/2016 to 12/31/2016........     4.418294         4.336983                0
 01/01/2017 to 12/31/2017........     4.336983         5.696819                0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.934082        10.228279           24,458
 01/01/2013 to 12/31/2013........    10.228279        11.081407           23,993
 01/01/2014 to 12/31/2014........    11.081407        11.527592           23,550
 01/01/2015 to 12/31/2015........    11.527592        11.309628            5,507
 01/01/2016 to 12/31/2016........    11.309628        11.600120                0
 01/01/2017 to 12/31/2017........    11.600120        12.910083                0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.141800         2.158164        1,366,121
 01/01/2009 to 12/31/2009........     2.158164         2.125030        1,200,100
 01/01/2010 to 12/31/2010........     2.125030         2.087120          789,471
 01/01/2011 to 12/31/2011........     2.087120         2.049987          640,593
 01/01/2012 to 12/31/2012........     2.049987         2.013217          480,873
 01/01/2013 to 12/31/2013........     2.013217         1.977302          284,992
 01/01/2014 to 12/31/2014........     1.977302         1.942027          162,030
 01/01/2015 to 12/31/2015........     1.942027         1.907382           83,826
 01/01/2016 to 12/31/2016........     1.907382         1.875455           60,514
 01/01/2017 to 12/31/2017........     1.875455         1.853779           69,615

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.812241         7.493196          72,839
 01/01/2009 to 12/31/2009........     7.493196         9.676997          54,754
 01/01/2010 to 12/31/2010........     9.676997        10.995788          48,426
 01/01/2011 to 04/29/2011........    10.995788        11.907788               0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    11.871776        10.140262          48,499
 01/01/2012 to 12/31/2012........    10.140262        11.625719          22,809
 01/01/2013 to 12/31/2013........    11.625719        14.787625          13,844
 01/01/2014 to 12/31/2014........    14.787625        15.262878          12,151
 01/01/2015 to 12/31/2015........    15.262878        14.689535           8,362
 01/01/2016 to 12/31/2016........    14.689535        15.722838           8,362
 01/01/2017 to 12/31/2017........    15.722838        18.984982               0
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.181282         9.401307          50,787
 01/01/2009 to 12/31/2009........     9.401307        11.128864         186,474
 01/01/2010 to 12/31/2010........    11.128864        12.029104         204,147
 01/01/2011 to 12/31/2011........    12.029104        12.199269         145,869
 01/01/2012 to 12/31/2012........    12.199269        13.080288         133,851
 01/01/2013 to 12/31/2013........    13.080288        13.397584          60,112
 01/01/2014 to 12/31/2014........    13.397584        13.747021          40,597
 01/01/2015 to 12/31/2015........    13.747021        13.422717          35,230
 01/01/2016 to 12/31/2016........    13.422717        13.780488          22,962
 01/01/2017 to 12/31/2017........    13.780488        14.473647          21,192
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.604112         8.935290         230,219
 01/01/2009 to 12/31/2009........     8.935290        10.853789         196,983
 01/01/2010 to 12/31/2010........    10.853789        11.888988         131,219
 01/01/2011 to 12/31/2011........    11.888988        11.799844         150,064
 01/01/2012 to 12/31/2012........    11.799844        12.916496         115,298
 01/01/2013 to 12/31/2013........    12.916496        14.072044         103,523
 01/01/2014 to 12/31/2014........    14.072044        14.501892          97,569
 01/01/2015 to 12/31/2015........    14.501892        14.090300          70,800
 01/01/2016 to 12/31/2016........    14.090300        14.681437          17,494
 01/01/2017 to 12/31/2017........    14.681437        15.954908           7,217
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.066915         8.457638         674,397
 01/01/2009 to 12/31/2009........     8.457638        10.510595         676,545
 01/01/2010 to 12/31/2010........    10.510595        11.682869         696,313
 01/01/2011 to 12/31/2011........    11.682869        11.317815         585,958
 01/01/2012 to 12/31/2012........    11.317815        12.586649         430,585
 01/01/2013 to 12/31/2013........    12.586649        14.585405         469,473
 01/01/2014 to 12/31/2014........    14.585405        15.048701         308,423
 01/01/2015 to 12/31/2015........    15.048701        14.592840         233,220
 01/01/2016 to 12/31/2016........    14.592840        15.350892          94,304
 01/01/2017 to 12/31/2017........    15.350892        17.298996          50,688
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998027         7.014269           5,481
 01/01/2009 to 12/31/2009........     7.014269         8.856104          87,644
 01/01/2010 to 12/31/2010........     8.856104         9.571990          97,008
 01/01/2011 to 12/31/2011........     9.571990         9.236064          82,366

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     9.236064        10.532994           77,474
 01/01/2013 to 04/26/2013........    10.532994        11.324926                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.397941        12.957546           66,214
 01/01/2014 to 04/25/2014........    12.957546        12.888928                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.522484         7.979608        1,096,980
 01/01/2009 to 12/31/2009........     7.979608        10.117430          949,155
 01/01/2010 to 12/31/2010........    10.117430        11.397710          880,450
 01/01/2011 to 12/31/2011........    11.397710        10.772518          753,279
 01/01/2012 to 12/31/2012........    10.772518        12.207192          613,911
 01/01/2013 to 12/31/2013........    12.207192        14.904296          525,076
 01/01/2014 to 12/31/2014........    14.904296        15.403607          522,175
 01/01/2015 to 12/31/2015........    15.403607        14.872188          435,585
 01/01/2016 to 12/31/2016........    14.872188        15.796001          202,738
 01/01/2017 to 12/31/2017........    15.796001        18.487942          105,868
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.960927        10.395119           10,609
 01/01/2013 to 12/31/2013........    10.395119        11.675982           41,761
 01/01/2014 to 12/31/2014........    11.675982        12.574137           83,356
 01/01/2015 to 12/31/2015........    12.574137        11.845004           81,699
 01/01/2016 to 12/31/2016........    11.845004        12.606873           68,309
 01/01/2017 to 12/31/2017........    12.606873        14.652688           63,113
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.379837         1.788000          364,088
 01/01/2009 to 12/31/2009........     1.788000         2.479583          344,692
 01/01/2010 to 12/31/2010........     2.479583         2.794837          309,030
 01/01/2011 to 12/31/2011........     2.794837         2.923249          279,202
 01/01/2012 to 12/31/2012........     2.923249         3.203320          271,103
 01/01/2013 to 12/31/2013........     3.203320         4.294846          170,195
 01/01/2014 to 12/31/2014........     4.294846         4.288834           90,860
 01/01/2015 to 12/31/2015........     4.288834         3.805195           44,470
 01/01/2016 to 12/31/2016........     3.805195         4.583901            8,774
 01/01/2017 to 12/31/2017........     4.583901         5.066929            7,204
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.457998         1.831165          580,502
 01/01/2009 to 12/31/2009........     1.831165         2.541922          537,262
 01/01/2010 to 12/31/2010........     2.541922         2.867912          478,388
 01/01/2011 to 12/31/2011........     2.867912         3.002711          399,350
 01/01/2012 to 12/31/2012........     3.002711         3.293711          248,704
 01/01/2013 to 12/31/2013........     3.293711         4.420584          104,919
 01/01/2014 to 12/31/2014........     4.420584         4.418772           99,917
 01/01/2015 to 12/31/2015........     4.418772         3.924324           98,141
 01/01/2016 to 12/31/2016........     3.924324         4.732250           90,447
 01/01/2017 to 12/31/2017........     4.732250         5.236249           81,166
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.987535         9.740597              831
 01/01/2012 to 12/31/2012........     9.740597         9.986641            4,698
 01/01/2013 to 12/31/2013........     9.986641         9.922338           15,644
 01/01/2014 to 12/31/2014........     9.922338         9.848415            9,366
 01/01/2015 to 12/31/2015........     9.848415         9.612514            4,183
 01/01/2016 to 12/31/2016........     9.612514         9.736865            3,901

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     9.736865         9.690991            2,333
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    40.156345        29.592080            1,679
 01/01/2009 to 12/31/2009........    29.592080        34.005431            4,098
 01/01/2010 to 12/31/2010........    34.005431        36.510005            2,814
 01/01/2011 to 12/31/2011........    36.510005        37.147107            1,833
 01/01/2012 to 12/31/2012........    37.147107        40.898270            2,613
 01/01/2013 to 12/31/2013........    40.898270        48.313736            2,428
 01/01/2014 to 12/31/2014........    48.313736        52.330139            1,805
 01/01/2015 to 12/31/2015........    52.330139        52.575994            1,903
 01/01/2016 to 12/31/2016........    52.575994        55.119111            1,569
 01/01/2017 to 12/31/2017........    55.119111        62.179506            1,465
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.670203         2.179993        1,060,947
 01/01/2009 to 12/31/2009........     2.179993         2.818782        1,101,403
 01/01/2010 to 12/31/2010........     2.818782         3.092757        1,020,411
 01/01/2011 to 12/31/2011........     3.092757         2.908013          769,213
 01/01/2012 to 12/31/2012........     2.908013         3.216203          614,461
 01/01/2013 to 12/31/2013........     3.216203         4.212596          405,066
 01/01/2014 to 12/31/2014........     4.212596         4.565821          193,113
 01/01/2015 to 12/31/2015........     4.565821         4.580412          107,546
 01/01/2016 to 12/31/2016........     4.580412         4.816109           87,015
 01/01/2017 to 12/31/2017........     4.816109         5.620209           66,398
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.713858         2.208187          646,174
 01/01/2009 to 12/31/2009........     2.208187         2.859072          589,722
 01/01/2010 to 12/31/2010........     2.859072         3.139924          518,677
 01/01/2011 to 12/31/2011........     3.139924         2.955135          446,132
 01/01/2012 to 12/31/2012........     2.955135         3.270770          200,516
 01/01/2013 to 12/31/2013........     3.270770         4.289523           62,464
 01/01/2014 to 12/31/2014........     4.289523         4.653115           55,143
 01/01/2015 to 12/31/2015........     4.653115         4.673692           50,390
 01/01/2016 to 12/31/2016........     4.673692         4.918632           47,811
 01/01/2017 to 12/31/2017........     4.918632         5.745187           46,001
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     7.140861         4.396612           28,434
 01/01/2009 to 12/31/2009........     4.396612         5.147123           38,031
 01/01/2010 to 12/31/2010........     5.147123         5.684984           40,410
 01/01/2011 to 12/31/2011........     5.684984         5.598022           33,423
 01/01/2012 to 12/31/2012........     5.598022         6.235055           23,778
 01/01/2013 to 12/31/2013........     6.235055         8.223282           15,833
 01/01/2014 to 12/31/2014........     8.223282         9.167348           11,642
 01/01/2015 to 12/31/2015........     9.167348         9.408443            8,899
 01/01/2016 to 12/31/2016........     9.408443        10.005508           12,258
 01/01/2017 to 12/31/2017........    10.005508        11.983657           10,900
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.064120         9.201824           61,552
 01/01/2009 to 12/31/2009........     9.201824        12.176868           57,781
 01/01/2010 to 12/31/2010........    12.176868        13.886119           50,703
 01/01/2011 to 12/31/2011........    13.886119        12.876948           44,693
 01/01/2012 to 12/31/2012........    12.876948        15.932812           36,845

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    15.932812        16.203410          30,366
 01/01/2014 to 12/31/2014........    16.203410        18.025806          17,599
 01/01/2015 to 12/31/2015........    18.025806        17.456087           9,635
 01/01/2016 to 12/31/2016........    17.456087        17.294568           5,787
 01/01/2017 to 12/31/2017........    17.294568        18.812199           3,056
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.771297         0.461673         185,666
 01/01/2009 to 12/31/2009........     0.461673         0.602897         142,230
 01/01/2010 to 12/31/2010........     0.602897         0.733003         160,519
 01/01/2011 to 12/31/2011........     0.733003         0.743333         172,308
 01/01/2012 to 12/31/2012........     0.743333         0.865113         137,185
 01/01/2013 to 12/31/2013........     0.865113         1.237159         139,704
 01/01/2014 to 12/31/2014........     1.237159         1.444657         509,740
 01/01/2015 to 12/31/2015........     1.444657         1.361609         213,771
 01/01/2016 to 12/31/2016........     1.361609         1.373166         132,504
 01/01/2017 to 12/31/2017........     1.373166         1.597021         112,959
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   161.361339        91.918801           4,205
 01/01/2009 to 12/31/2009........    91.918801       128.968033           7,465
 01/01/2010 to 12/31/2010........   128.968033       138.571745           6,681
 01/01/2011 to 12/31/2011........   138.571745       125.835311           6,722
 01/01/2012 to 12/31/2012........   125.835311       151.404221           5,144
 01/01/2013 to 12/31/2013........   151.404221       191.509486           3,645
 01/01/2014 to 04/25/2014........   191.509486       199.169061               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     8.987013         4.005580          10,715
 01/01/2009 to 12/31/2009........     4.005580         5.427904          15,695
 01/01/2010 to 12/31/2010........     5.427904         5.722150          16,146
 01/01/2011 to 04/29/2011........     5.722150         6.076491               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.614189         0.555655         369,202
 01/01/2012 to 12/31/2012........     0.555655         0.647011         150,187
 01/01/2013 to 12/31/2013........     0.647011         0.926835          48,871
 01/01/2014 to 12/31/2014........     0.926835         1.082758          42,192
 01/01/2015 to 12/31/2015........     1.082758         1.021045          26,525
 01/01/2016 to 12/31/2016........     1.021045         1.031276          26,797
 01/01/2017 to 12/31/2017........     1.031276         1.200763          13,835
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.907376         0.404770         326,550
 01/01/2009 to 12/31/2009........     0.404770         0.548466         294,196
 01/01/2010 to 12/31/2010........     0.548466         0.578413         280,253
 01/01/2011 to 04/29/2011........     0.578413         0.614280               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    46.626945        24.800875           4,369
 01/01/2009 to 12/31/2009........    24.800875        36.309052           2,980
 01/01/2010 to 12/31/2010........    36.309052        41.008878           3,011
 01/01/2011 to 12/31/2011........    41.008878        38.971843           3,373
 01/01/2012 to 12/31/2012........    38.971843        42.365395           2,494
 01/01/2013 to 12/31/2013........    42.365395        55.105714           1,002
 01/01/2014 to 12/31/2014........    55.105714        60.009011             804
 01/01/2015 to 12/31/2015........    60.009011        60.473347             526

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    60.473347       62.457947               329
 01/01/2017 to 12/31/2017........    62.457947       76.644091               300
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.901601        1.104012         1,085,548
 01/01/2009 to 12/31/2009........     1.104012        1.681368           967,325
 01/01/2010 to 12/31/2010........     1.681368        1.922551           879,637
 01/01/2011 to 12/31/2011........     1.922551        1.619117           818,908
 01/01/2012 to 12/31/2012........     1.619117        2.055239           719,231
 01/01/2013 to 12/31/2013........     2.055239        2.634050           514,113
 01/01/2014 to 12/31/2014........     2.634050        2.437265           370,457
 01/01/2015 to 12/31/2015........     2.437265        2.285533           289,241
 01/01/2016 to 12/31/2016........     2.285533        2.428332           241,349
 01/01/2017 to 12/31/2017........     2.428332        3.110899           190,571
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010647        1.045112           338,561
 01/01/2013 to 12/31/2013........     1.045112        1.045571           342,145
 01/01/2014 to 12/31/2014........     1.045571        1.084229           306,798
 01/01/2015 to 12/31/2015........     1.084229        1.020107           128,089
 01/01/2016 to 12/31/2016........     1.020107        1.119301            47,209
 01/01/2017 to 12/31/2017........     1.119301        1.209332                 0
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........     1.563721        0.940955           232,003
 01/01/2009 to 12/31/2009........     0.940955        1.236722           239,660
 01/01/2010 to 12/31/2010........     1.236722        1.532714           123,206
 01/01/2011 to 12/31/2011........     1.532714        1.489150           124,966
 01/01/2012 to 12/31/2012........     1.489150        1.729070           120,541
 01/01/2013 to 12/31/2013........     1.729070        2.380523            62,261
 01/01/2014 to 12/31/2014........     2.380523        2.523016            58,552
 01/01/2015 to 12/31/2015........     2.523016        2.435637            34,729
 01/01/2016 to 12/31/2016........     2.435637        2.665728            24,207
 01/01/2017 to 12/31/2017........     2.665728        3.281589            11,906
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.526348        0.328006           279,997
 01/01/2009 to 12/31/2009........     0.328006        0.449610           378,762
 01/01/2010 to 12/31/2010........     0.449610        0.491554           531,723
 01/01/2011 to 12/31/2011........     0.491554        0.483873           385,090
 01/01/2012 to 12/31/2012........     0.483873        0.549126           419,142
 01/01/2013 to 12/31/2013........     0.549126        0.737441           397,714
 01/01/2014 to 12/31/2014........     0.737441        0.787613           327,962
 01/01/2015 to 12/31/2015........     0.787613        0.855093           147,492
 01/01/2016 to 12/31/2016........     0.855093        0.838749           116,941
 01/01/2017 to 12/31/2017........     0.838749        1.128557           111,384
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.040176        5.330510            23,323
 01/01/2009 to 12/31/2009........     5.330510        7.523443            16,270
 01/01/2010 to 12/31/2010........     7.523443        8.083645            17,549
 01/01/2011 to 12/31/2011........     8.083645        7.830117            14,634
 01/01/2012 to 04/27/2012........     7.830117        8.797392                 0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     0.528594        0.329264           109,713
 01/01/2009 to 12/31/2009........     0.329264        0.452366            62,984
 01/01/2010 to 12/31/2010........     0.452366        0.495135            63,458
 01/01/2011 to 12/31/2011........     0.495135        0.487813            35,498

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     0.487813         0.553702               0
 01/01/2013 to 12/31/2013........     0.553702         0.744518               0
 01/01/2014 to 12/31/2014........     0.744518         0.796003               0
 01/01/2015 to 12/31/2015........     0.796003         0.865181               0
 01/01/2016 to 12/31/2016........     0.865181         0.849634               0
 01/01/2017 to 12/31/2017........     0.849634         1.144315               0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012701         1.047153         102,145
 01/01/2013 to 12/31/2013........     1.047153         1.141470         105,305
 01/01/2014 to 12/31/2014........     1.141470         1.199313         105,460
 01/01/2015 to 12/31/2015........     1.199313         1.188452          97,704
 01/01/2016 to 12/31/2016........     1.188452         1.201136          16,681
 01/01/2017 to 12/31/2017........     1.201136         1.376287               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.762608        13.988801          30,673
 01/01/2014 to 12/31/2014........    13.988801        14.215613          24,063
 01/01/2015 to 12/31/2015........    14.215613        14.133421          17,865
 01/01/2016 to 12/31/2016........    14.133421        14.544433          14,803
 01/01/2017 to 12/31/2017........    14.544433        17.567036           9,014
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998027         7.964414           7,936
 01/01/2009 to 12/31/2009........     7.964414         9.999197          23,097
 01/01/2010 to 12/31/2010........     9.999197        10.981759          24,039
 01/01/2011 to 12/31/2011........    10.981759        11.016470          43,360
 01/01/2012 to 12/31/2012........    11.016470        12.170564          50,288
 01/01/2013 to 04/26/2013........    12.170564        12.687936               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.338902         2.096770         112,014
 01/01/2009 to 12/31/2009........     2.096770         2.675677         113,687
 01/01/2010 to 12/31/2010........     2.675677         3.343038          92,668
 01/01/2011 to 12/31/2011........     3.343038         3.294641          94,987
 01/01/2012 to 12/31/2012........     3.294641         3.697236          85,244
 01/01/2013 to 12/31/2013........     3.697236         5.108722          53,706
 01/01/2014 to 12/31/2014........     5.108722         5.193290          25,643
 01/01/2015 to 12/31/2015........     5.193290         5.011777          11,843
 01/01/2016 to 12/31/2016........     5.011777         5.856274           6,999
 01/01/2017 to 12/31/2017........     5.856274         6.612485           7,743
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.373304         2.120505         114,144
 01/01/2009 to 12/31/2009........     2.120505         2.708544          99,373
 01/01/2010 to 12/31/2010........     2.708544         3.387573          95,179
 01/01/2011 to 12/31/2011........     3.387573         3.341919          81,270
 01/01/2012 to 12/31/2012........     3.341919         3.753951          26,602
 01/01/2013 to 12/31/2013........     3.753951         5.192318           8,619
 01/01/2014 to 12/31/2014........     5.192318         5.283322           8,840
 01/01/2015 to 12/31/2015........     5.283322         5.103933           8,446
 01/01/2016 to 12/31/2016........     5.103933         5.969823           8,211
 01/01/2017 to 12/31/2017........     5.969823         6.747384               0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.088179         0.627221         437,435
 01/01/2009 to 12/31/2009........     0.627221         0.798845         360,930
 01/01/2010 to 12/31/2010........     0.798845         1.030558         356,502
 01/01/2011 to 12/31/2011........     1.030558         1.039998         327,819

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.039998         1.132618         149,648
 01/01/2013 to 12/31/2013........     1.132618         1.650611          60,683
 01/01/2014 to 12/31/2014........     1.650611         1.636315          30,315
 01/01/2015 to 12/31/2015........     1.636315         1.630060           4,077
 01/01/2016 to 12/31/2016........     1.630060         1.697795           4,163
 01/01/2017 to 12/31/2017........     1.697795         2.112556           2,827
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     1.331902         1.381736         683,180
 01/01/2009 to 12/31/2009........     1.381736         1.424668         513,358
 01/01/2010 to 12/31/2010........     1.424668         1.478920         551,424
 01/01/2011 to 12/31/2011........     1.478920         1.558401         540,454
 01/01/2012 to 12/31/2012........     1.558401         1.585934         458,014
 01/01/2013 to 12/31/2013........     1.585934         1.518207         327,307
 01/01/2014 to 12/31/2014........     1.518207         1.572812         218,546
 01/01/2015 to 12/31/2015........     1.572812         1.546137         202,831
 01/01/2016 to 12/31/2016........     1.546137         1.551055         109,511
 01/01/2017 to 12/31/2017........     1.551055         1.568620          37,018
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     1.606521         1.003791         525,690
 01/01/2009 to 12/31/2009........     1.003791         1.348451         463,191
 01/01/2010 to 12/31/2010........     1.348451         1.668696         425,404
 01/01/2011 to 12/31/2011........     1.668696         1.603135         384,238
 01/01/2012 to 12/31/2012........     1.603135         1.847226         186,578
 01/01/2013 to 12/31/2013........     1.847226         2.409917         101,184
 01/01/2014 to 12/31/2014........     2.409917         2.585283          72,920
 01/01/2015 to 12/31/2015........     2.585283         2.472600          60,007
 01/01/2016 to 12/31/2016........     2.472600         2.917563          46,214
 01/01/2017 to 12/31/2017........     2.917563         3.313525          11,998
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.609786         0.913803         503,519
 01/01/2009 to 12/31/2009........     0.913803         1.151386         500,462
 01/01/2010 to 12/31/2010........     1.151386         1.220344         465,824
 01/01/2011 to 12/31/2011........     1.220344         1.046995         422,668
 01/01/2012 to 12/31/2012........     1.046995         1.213557         289,843
 01/01/2013 to 12/31/2013........     1.213557         1.448421         161,388
 01/01/2014 to 12/31/2014........     1.448421         1.333416         118,279
 01/01/2015 to 12/31/2015........     1.333416         1.292865          90,918
 01/01/2016 to 12/31/2016........     1.292865         1.282501          55,832
 01/01/2017 to 12/31/2017........     1.282501         1.569650          50,985
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.776308        11.237736           3,447
 01/01/2014 to 12/31/2014........    11.237736        12.059426               0
 01/01/2015 to 12/31/2015........    12.059426        11.700756           1,239
 01/01/2016 to 12/31/2016........    11.700756        11.993249           1,168
 01/01/2017 to 12/31/2017........    11.993249        13.610907           3,322
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.718677         1.119564         532,663
 01/01/2009 to 12/31/2009........     1.119564         1.381753         478,087
 01/01/2010 to 12/31/2010........     1.381753         1.717822         425,252
 01/01/2011 to 12/31/2011........     1.717822         1.614902         388,769
 01/01/2012 to 12/31/2012........     1.614902         1.840525         243,735
 01/01/2013 to 12/31/2013........     1.840525         2.497928         138,387
 01/01/2014 to 12/31/2014........     2.497928         2.570672         115,690

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   2.570672         2.411402           110,477
 01/01/2016 to 12/31/2016........   2.411402         2.864862            82,589
 01/01/2017 to 12/31/2017........   2.864862         3.218843            64,816
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   4.143456         2.553067           326,448
 01/01/2009 to 12/31/2009........   2.553067         3.157488           308,317
 01/01/2010 to 12/31/2010........   3.157488         3.550569           191,621
 01/01/2011 to 12/31/2011........   3.550569         3.544387           175,033
 01/01/2012 to 12/31/2012........   3.544387         4.017890           117,505
 01/01/2013 to 12/31/2013........   4.017890         5.197144            67,931
 01/01/2014 to 12/31/2014........   5.197144         5.773053            41,843
 01/01/2015 to 12/31/2015........   5.773053         5.721851            22,133
 01/01/2016 to 12/31/2016........   5.721851         6.259464               822
 01/01/2017 to 12/31/2017........   6.259464         7.453498               723
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........   1.742577         0.986348           626,081
 01/01/2009 to 12/31/2009........   0.986348         1.274549           658,919
 01/01/2010 to 12/31/2010........   1.274549         1.394594           603,731
 01/01/2011 to 12/31/2011........   1.394594         1.222999           513,768
 01/01/2012 to 12/31/2012........   1.222999         1.401747           187,808
 01/01/2013 to 12/31/2013........   1.401747         1.641871           109,439
 01/01/2014 to 12/31/2014........   1.641871         1.500511            88,690
 01/01/2015 to 12/31/2015........   1.500511         1.447598            57,254
 01/01/2016 to 12/31/2016........   1.447598         1.409328            58,820
 01/01/2017 to 12/31/2017........   1.409328         1.773999            42,498
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........   4.229924         3.225839           586,413
 01/01/2009 to 12/31/2009........   3.225839         3.748212           581,896
 01/01/2010 to 12/31/2010........   3.748212         4.042075           560,171
 01/01/2011 to 12/31/2011........   4.042075         4.055835           462,408
 01/01/2012 to 12/31/2012........   4.055835         4.433546           299,586
 01/01/2013 to 12/31/2013........   4.433546         5.168731           147,415
 01/01/2014 to 12/31/2014........   5.168731         5.501114            92,026
 01/01/2015 to 12/31/2015........   5.501114         5.381387            81,154
 01/01/2016 to 12/31/2016........   5.381387         5.757008            35,853
 01/01/2017 to 12/31/2017........   5.757008         6.342652            28,685
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.433751         0.913715           185,191
 01/01/2009 to 12/31/2009........   0.913715         0.996615           285,776
 01/01/2010 to 12/31/2010........   0.996615         1.066212           277,307
 01/01/2011 to 12/31/2011........   1.066212         1.068696           252,499
 01/01/2012 to 12/31/2012........   1.068696         1.196150           333,560
 01/01/2013 to 12/31/2013........   1.196150         1.547771           285,344
 01/01/2014 to 12/31/2014........   1.547771         1.667642           149,705
 01/01/2015 to 12/31/2015........   1.667642         1.536696            98,422
 01/01/2016 to 12/31/2016........   1.536696         1.782414            62,119
 01/01/2017 to 12/31/2017........   1.782414         1.879414            61,936
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.441976         0.919958           130,311
 01/01/2009 to 12/31/2009........   0.919958         1.004532           124,845
 01/01/2010 to 12/31/2010........   1.004532         1.075444           135,359
 01/01/2011 to 12/31/2011........   1.075444         1.078769           123,475
 01/01/2012 to 12/31/2012........   1.078769         1.209211            63,299

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   1.209211           1.566340          49,189
 01/01/2014 to 12/31/2014........   1.566340           1.689006          46,288
 01/01/2015 to 12/31/2015........   1.689006           1.558229          46,286
 01/01/2016 to 12/31/2016........   1.558229           1.808052          44,960
 01/01/2017 to 12/31/2017........   1.808052           1.909332           6,387
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.346407           0.876646         340,314
 01/01/2009 to 12/31/2009........   0.876646           1.038243         398,361
 01/01/2010 to 12/31/2010........   1.038243           1.133730         410,553
 01/01/2011 to 12/31/2011........   1.133730           1.120662         467,893
 01/01/2012 to 12/31/2012........   1.120662           1.280168         509,989
 01/01/2013 to 12/31/2013........   1.280168           1.702266         752,926
 01/01/2014 to 12/31/2014........   1.702266           1.848485         507,759
 01/01/2015 to 12/31/2015........   1.848485           1.808891         454,550
 01/01/2016 to 12/31/2016........   1.808891           2.027049         326,405
 01/01/2017 to 12/31/2017........   2.027049           2.341053         206,988
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   3.008116           1.799099         135,457
 01/01/2009 to 12/31/2009........   1.799099           2.146667         133,024
 01/01/2010 to 12/31/2010........   2.146667           2.409424         122,373
 01/01/2011 to 12/31/2011........   2.409424           2.215435         106,198
 01/01/2012 to 12/31/2012........   2.215435           2.512317          94,546
 01/01/2013 to 04/26/2013........   2.512317           2.762435               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998027           6.581951               0
 01/01/2009 to 12/31/2009........   6.581951           8.073191           1,781
 01/01/2010 to 12/31/2010........   8.073191           8.803303           2,599
 01/01/2011 to 12/31/2011........   8.803303           8.599289           1,780
 01/01/2012 to 12/31/2012........   8.599289           9.620356           3,325
 01/01/2013 to 04/26/2013........   9.620356          10.524851               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.358348           0.885650         623,072
 01/01/2009 to 12/31/2009........   0.885650           1.049654         502,267
 01/01/2010 to 12/31/2010........   1.049654           1.146954         305,741
 01/01/2011 to 12/31/2011........   1.146954           1.135614         272,127
 01/01/2012 to 12/31/2012........   1.135614           1.298085          96,697
 01/01/2013 to 12/31/2013........   1.298085           1.729252          46,666
 01/01/2014 to 12/31/2014........   1.729252           1.878911          40,054
 01/01/2015 to 12/31/2015........   1.878911           1.840401          36,724
 01/01/2016 to 12/31/2016........   1.840401           2.064266          33,589
 01/01/2017 to 12/31/2017........   2.064266           2.388438          31,072
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   3.044154           1.822712          70,114
 01/01/2009 to 12/31/2009........   1.822712           2.177926          71,046
 01/01/2010 to 12/31/2010........   2.177926           2.447057          59,438
 01/01/2011 to 12/31/2011........   2.447057           2.252126          59,629
 01/01/2012 to 12/31/2012........   2.252126           2.556538          53,732
 01/01/2013 to 04/26/2013........   2.556538           2.812056               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.221277           1.414654         259,389
 01/01/2011 to 12/31/2011........   1.414654           1.293287         237,073
 01/01/2012 to 12/31/2012........   1.293287           1.387986         169,703
 01/01/2013 to 12/31/2013........   1.387986           1.895222          76,475

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     1.895222         1.880288          79,203
 01/01/2015 to 12/31/2015........     1.880288         1.753983          20,278
 01/01/2016 to 12/31/2016........     1.753983         1.576946          17,760
 01/01/2017 to 12/31/2017........     1.576946         2.167106          16,934
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........     1.948661         0.852917         291,458
 01/01/2009 to 12/31/2009........     0.852917         1.118602         286,365
 01/01/2010 to 04/30/2010........     1.118602         1.209080               0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........     1.965493         1.186065         442,933
 01/01/2009 to 12/31/2009........     1.186065         1.314410         495,563
 01/01/2010 to 12/31/2010........     1.314410         1.566493         437,898
 01/01/2011 to 12/31/2011........     1.566493         1.623331         361,023
 01/01/2012 to 12/31/2012........     1.623331         1.749713         276,626
 01/01/2013 to 12/31/2013........     1.749713         2.374793         248,365
 01/01/2014 to 12/31/2014........     2.374793         2.325417         114,431
 01/01/2015 to 12/31/2015........     2.325417         2.292611          64,143
 01/01/2016 to 12/31/2016........     2.292611         2.665904          51,650
 01/01/2017 to 12/31/2017........     2.665904         3.024036          62,597
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     1.529699         0.926915         318,586
 01/01/2009 to 12/31/2009........     0.926915         1.245051         318,390
 01/01/2010 to 12/31/2010........     1.245051         1.502389         289,089
 01/01/2011 to 12/31/2011........     1.502389         1.397783         273,425
 01/01/2012 to 12/31/2012........     1.397783         1.445276         184,564
 01/01/2013 to 04/26/2013........     1.445276         1.565086               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........     1.976906         1.194009         825,881
 01/01/2009 to 12/31/2009........     1.194009         1.324232         813,320
 01/01/2010 to 12/31/2010........     1.324232         1.579638         669,689
 01/01/2011 to 12/31/2011........     1.579638         1.637757         581,945
 01/01/2012 to 12/31/2012........     1.637757         1.767649         296,831
 01/01/2013 to 12/31/2013........     1.767649         2.402334         187,694
 01/01/2014 to 12/31/2014........     2.402334         2.354974         181,089
 01/01/2015 to 12/31/2015........     2.354974         2.322863         166,209
 01/01/2016 to 12/31/2016........     2.322863         2.704407         156,846
 01/01/2017 to 12/31/2017........     2.704407         3.071080         130,811
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    19.368802        11.307042          27,617
 01/01/2009 to 12/31/2009........    11.307042        15.525415          21,659
 01/01/2010 to 12/31/2010........    15.525415        17.677282          20,485
 01/01/2011 to 12/31/2011........    17.677282        15.903115          19,467
 01/01/2012 to 12/31/2012........    15.903115        18.925203          11,937
 01/01/2013 to 12/31/2013........    18.925203        23.627439           9,669
 01/01/2014 to 12/31/2014........    23.627439        23.703067           5,648
 01/01/2015 to 12/31/2015........    23.703067        24.196416             661
 01/01/2016 to 12/31/2016........    24.196416        23.819656             509
 01/01/2017 to 12/31/2017........    23.819656        31.990495           2,770
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998027         6.551182               0
 01/01/2009 to 12/31/2009........     6.551182         8.533245             460
 01/01/2010 to 12/31/2010........     8.533245         9.022979           3,816
 01/01/2011 to 12/31/2011........     9.022979         8.251080           3,720

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     8.251080         9.903252              343
 01/01/2013 to 04/26/2013........     9.903252        10.514810                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999754         1.032732                0
 01/01/2015 to 12/31/2015........     1.032732         0.958753                0
 01/01/2016 to 12/31/2016........     0.958753         1.046394                0
 01/01/2017 to 12/31/2017........     1.046394         1.157256                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    11.905365        10.886878           89,169
 01/01/2009 to 12/31/2009........    10.886878        12.622616          113,920
 01/01/2010 to 12/31/2010........    12.622616        13.359662          182,894
 01/01/2011 to 12/31/2011........    13.359662        14.583904          201,426
 01/01/2012 to 12/31/2012........    14.583904        15.630295          129,771
 01/01/2013 to 12/31/2013........    15.630295        13.927560           75,121
 01/01/2014 to 12/31/2014........    13.927560        14.074859           51,452
 01/01/2015 to 12/31/2015........    14.074859        13.393831           21,287
 01/01/2016 to 12/31/2016........    13.393831        13.810532           14,793
 01/01/2017 to 12/31/2017........    13.810532        14.035224           13,425
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.296585         1.278613        4,213,369
 01/01/2009 to 12/31/2009........     1.278613         1.482217        3,671,041
 01/01/2010 to 12/31/2010........     1.482217         1.574726        3,513,817
 01/01/2011 to 12/31/2011........     1.574726         1.595733        3,196,561
 01/01/2012 to 12/31/2012........     1.595733         1.712410        2,389,032
 01/01/2013 to 12/31/2013........     1.712410         1.649647        1,672,208
 01/01/2014 to 12/31/2014........     1.649647         1.688136        1,052,584
 01/01/2015 to 12/31/2015........     1.688136         1.658104          557,658
 01/01/2016 to 12/31/2016........     1.658104         1.671026          379,999
 01/01/2017 to 12/31/2017........     1.671026         1.715166          340,155
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.729226        10.865912              988
 01/01/2013 to 12/31/2013........    10.865912        10.189740            5,744
 01/01/2014 to 12/31/2014........    10.189740        10.764236           23,391
 01/01/2015 to 12/31/2015........    10.764236        10.617679           20,929
 01/01/2016 to 12/31/2016........    10.617679        10.565643                0
 01/01/2017 to 12/31/2017........    10.565643        10.647479                0
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.214980        10.723087                0
 01/01/2014 to 12/31/2014........    10.723087        11.441855            1,783
 01/01/2015 to 12/31/2015........    11.441855        11.097109            1,783
 01/01/2016 to 12/31/2016........    11.097109        11.396794            1,783
 01/01/2017 to 12/31/2017........    11.396794        13.037902            1,734
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010679         1.065216          100,008
 01/01/2013 to 12/31/2013........     1.065216         1.151996           93,303
 01/01/2014 to 12/31/2014........     1.151996         1.219011           86,926
 01/01/2015 to 12/31/2015........     1.219011         1.186739           91,505
 01/01/2016 to 12/31/2016........     1.186739         1.231461           11,393
 01/01/2017 to 12/31/2017........     1.231461         1.382471                0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.495118         8.460286            6,587
 01/01/2009 to 12/31/2009........     8.460286        10.377335           28,828
 01/01/2010 to 12/31/2010........    10.377335        11.439728           23,736

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    11.439728        11.355300         100,516
 01/01/2012 to 12/31/2012........    11.355300        12.584198          29,940
 01/01/2013 to 12/31/2013........    12.584198        13.958021          12,504
 01/01/2014 to 12/31/2014........    13.958021        14.505773          10,833
 01/01/2015 to 12/31/2015........    14.505773        13.967291          11,643
 01/01/2016 to 12/31/2016........    13.967291        14.511610           9,786
 01/01/2017 to 12/31/2017........    14.511610        16.514029           9,606
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.782087         7.756380             920
 01/01/2009 to 12/31/2009........     7.756380         9.834791           6,598
 01/01/2010 to 12/31/2010........     9.834791        11.026635           5,832
 01/01/2011 to 12/31/2011........    11.026635        10.599738             697
 01/01/2012 to 12/31/2012........    10.599738        11.974538           6,932
 01/01/2013 to 12/31/2013........    11.974538        13.886441          11,367
 01/01/2014 to 12/31/2014........    13.886441        14.372340          12,435
 01/01/2015 to 12/31/2015........    14.372340        13.789705             208
 01/01/2016 to 12/31/2016........    13.789705        14.475466               0
 01/01/2017 to 12/31/2017........    14.475466        17.009871               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.465476         0.834723         207,863
 01/01/2009 to 12/31/2009........     0.834723         1.172666         198,063
 01/01/2010 to 12/31/2010........     1.172666         1.344606         181,226
 01/01/2011 to 12/31/2011........     1.344606         1.303034          97,668
 01/01/2012 to 12/31/2012........     1.303034         1.518648         186,366
 01/01/2013 to 12/31/2013........     1.518648         2.069824         238,878
 01/01/2014 to 12/31/2014........     2.069824         2.212323         190,677
 01/01/2015 to 12/31/2015........     2.212323         2.401282         169,523
 01/01/2016 to 12/31/2016........     2.401282         2.394572         124,344
 01/01/2017 to 12/31/2017........     2.394572         3.139348          74,264
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.622772         0.339743         470,231
 01/01/2009 to 12/31/2009........     0.339743         0.530474         408,969
 01/01/2010 to 12/31/2010........     0.530474         0.665289         426,929
 01/01/2011 to 12/31/2011........     0.665289         0.588784         429,867
 01/01/2012 to 12/31/2012........     0.588784         0.648298         285,461
 01/01/2013 to 04/26/2013........     0.648298         0.677078               0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     0.950301         0.562312         908,854
 01/01/2009 to 12/31/2009........     0.562312         0.803416         871,215
 01/01/2010 to 12/31/2010........     0.803416         1.007541         879,811
 01/01/2011 to 12/31/2011........     1.007541         0.973298         805,190
 01/01/2012 to 12/31/2012........     0.973298         1.086634         755,449
 01/01/2013 to 12/31/2013........     1.086634         1.457648         724,744
 01/01/2014 to 12/31/2014........     1.457648         1.614533         378,359
 01/01/2015 to 12/31/2015........     1.614533         1.691556         292,797
 01/01/2016 to 12/31/2016........     1.691556         1.764647         255,412
 01/01/2017 to 12/31/2017........     1.764647         2.162127         221,737
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.523137         0.952599          97,209
 01/01/2009 to 12/31/2009........     0.952599         1.297077          86,932
 01/01/2010 to 12/31/2010........     1.297077         1.715545         127,810
 01/01/2011 to 12/31/2011........     1.715545         1.709387         131,841
 01/01/2012 to 12/31/2012........     1.709387         1.945808         136,370

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   1.945808         2.755282            113,802
 01/01/2014 to 12/31/2014........   2.755282         2.885990             85,263
 01/01/2015 to 12/31/2015........   2.885990         2.904341             56,438
 01/01/2016 to 12/31/2016........   2.904341         3.180077             44,851
 01/01/2017 to 12/31/2017........   3.180077         3.827384             36,305
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.570564         1.325950            479,771
 01/01/2009 to 12/31/2009........   1.325950         1.924035            472,407
 01/01/2010 to 12/31/2010........   1.924035         2.382006            478,881
 01/01/2011 to 12/31/2011........   2.382006         2.183446            461,531
 01/01/2012 to 04/27/2012........   2.183446         2.411425                  0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.399578         2.460148            347,030
 01/01/2013 to 12/31/2013........   2.460148         3.148529            175,855
 01/01/2014 to 12/31/2014........   3.148529         3.390567             95,123
 01/01/2015 to 12/31/2015........   3.390567         3.030988             46,693
 01/01/2016 to 12/31/2016........   3.030988         3.438465             31,408
 01/01/2017 to 12/31/2017........   3.438465         3.697297             33,146
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   2.006028         1.670225            705,269
 01/01/2009 to 12/31/2009........   1.670225         2.163629            659,434
 01/01/2010 to 12/31/2010........   2.163629         2.389723            661,523
 01/01/2011 to 12/31/2011........   2.389723         2.484166            603,675
 01/01/2012 to 12/31/2012........   2.484166         2.715144            520,994
 01/01/2013 to 12/31/2013........   2.715144         2.688758            432,184
 01/01/2014 to 12/31/2014........   2.688758         2.780469            311,327
 01/01/2015 to 12/31/2015........   2.780469         2.676230            183,399
 01/01/2016 to 12/31/2016........   2.676230         2.846713            194,205
 01/01/2017 to 12/31/2017........   2.846713         3.017869            181,093
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.835917         1.467640          1,082,874
 01/01/2009 to 12/31/2009........   1.467640         1.971538            916,009
 01/01/2010 to 12/31/2010........   1.971538         2.187446          1,058,831
 01/01/2011 to 12/31/2011........   2.187446         2.244316            938,950
 01/01/2012 to 12/31/2012........   2.244316         2.489444            642,975
 01/01/2013 to 12/31/2013........   2.489444         2.640127            377,632
 01/01/2014 to 12/31/2014........   2.640127         2.718248            249,731
 01/01/2015 to 12/31/2015........   2.718248         2.611702            142,190
 01/01/2016 to 04/29/2016........   2.611702         2.687545                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.030254         1.692571            610,501
 01/01/2009 to 12/31/2009........   1.692571         2.193961            560,849
 01/01/2010 to 12/31/2010........   2.193961         2.426849            498,779
 01/01/2011 to 12/31/2011........   2.426849         2.524913            432,435
 01/01/2012 to 12/31/2012........   2.524913         2.759780            152,238
 01/01/2013 to 12/31/2013........   2.759780         2.735893             35,253
 01/01/2014 to 12/31/2014........   2.735893         2.832157             31,596
 01/01/2015 to 12/31/2015........   2.832157         2.728907             29,932
 01/01/2016 to 12/31/2016........   2.728907         2.907383             39,211
 01/01/2017 to 12/31/2017........   2.907383         3.083695             37,532
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.574270         1.537883            381,509

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   1.537883         1.572081           410,984
 01/01/2010 to 12/31/2010........   1.572081         1.628845           454,145
 01/01/2011 to 12/31/2011........   1.628845         1.684109           353,037
 01/01/2012 to 12/31/2012........   1.684109         1.704315           307,484
 01/01/2013 to 12/31/2013........   1.704315         1.658758           225,413
 01/01/2014 to 12/31/2014........   1.658758         1.670713           140,078
 01/01/2015 to 12/31/2015........   1.670713         1.645946            32,496
 01/01/2016 to 12/31/2016........   1.645946         1.633094            31,414
 01/01/2017 to 12/31/2017........   1.633094         1.630923            29,810
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.592511         1.557331           384,682
 01/01/2009 to 12/31/2009........   1.557331         1.593574           316,333
 01/01/2010 to 12/31/2010........   1.593574         1.653908           212,641
 01/01/2011 to 12/31/2011........   1.653908         1.710285           165,464
 01/01/2012 to 12/31/2012........   1.710285         1.732480            87,549
 01/01/2013 to 12/31/2013........   1.732480         1.688821             9,126
 01/01/2014 to 12/31/2014........   1.688821         1.701220             7,423
 01/01/2015 to 12/31/2015........   1.701220         1.677521                 0
 01/01/2016 to 12/31/2016........   1.677521         1.667341                 0
 01/01/2017 to 12/31/2017........   1.667341         1.666658                 0





                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........    14.792401        13.136693           53,159
 01/01/2009 to 12/31/2009........    13.136693        14.492562           38,647
 01/01/2010 to 12/31/2010........    14.492562        15.113562           40,216
 01/01/2011 to 12/31/2011........    15.113562        15.711512           27,983
 01/01/2012 to 12/31/2012........    15.711512        16.218105           24,878
 01/01/2013 to 12/31/2013........    16.218105        15.546060           24,393
 01/01/2014 to 12/31/2014........    15.546060        16.034505           21,215
 01/01/2015 to 12/31/2015........    16.034505        15.752211           15,617
 01/01/2016 to 12/31/2016........    15.752211        15.886956            6,030
 01/01/2017 to 12/31/2017........    15.886956        16.135911            2,923
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........     3.318383         1.510877        1,049,615
 01/01/2009 to 12/31/2009........     1.510877         2.387565          973,641
 01/01/2010 to 12/31/2010........     2.387565         2.863468          814,577
 01/01/2011 to 12/31/2011........     2.863468         2.268350          803,848
 01/01/2012 to 12/31/2012........     2.268350         2.626028          550,461
 01/01/2013 to 12/31/2013........     2.626028         3.300319          366,399
 01/01/2014 to 12/31/2014........     3.300319         3.301975          288,977
 01/01/2015 to 12/31/2015........     3.301975         3.243553          223,407
 01/01/2016 to 12/31/2016........     3.243553         3.244416          177,156
 01/01/2017 to 12/31/2017........     3.244416         4.001916          143,491
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    15.119408         8.298526          636,561
 01/01/2009 to 12/31/2009........     8.298526        11.334400          588,050
 01/01/2010 to 12/31/2010........    11.334400        13.179021          534,911
 01/01/2011 to 12/31/2011........    13.179021        12.359883          443,972

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    12.359883        14.274081         280,753
 01/01/2013 to 12/31/2013........    14.274081        18.194216         179,002
 01/01/2014 to 12/31/2014........    18.194216        19.341760         128,823
 01/01/2015 to 12/31/2015........    19.341760        20.248839          87,775
 01/01/2016 to 12/31/2016........    20.248839        21.720200          50,898
 01/01/2017 to 12/31/2017........    21.720200        27.301653          34,800
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    10.276187         6.256613         504,079
 01/01/2009 to 12/31/2009........     6.256613         8.044635         471,543
 01/01/2010 to 12/31/2010........     8.044635         8.782098         430,884
 01/01/2011 to 12/31/2011........     8.782098         8.446794         359,266
 01/01/2012 to 12/31/2012........     8.446794         9.721135         201,274
 01/01/2013 to 12/31/2013........     9.721135        12.714519         120,503
 01/01/2014 to 12/31/2014........    12.714519        13.781230          86,710
 01/01/2015 to 12/31/2015........    13.781230        13.697977          53,483
 01/01/2016 to 12/31/2016........    13.697977        14.966205          23,504
 01/01/2017 to 12/31/2017........    14.966205        17.945522           8,403





                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.183282        10.506265               0
 01/01/2013 to 12/31/2013........    10.506265        11.474744               0
 01/01/2014 to 12/31/2014........    11.474744        12.104244               0
 01/01/2015 to 12/31/2015........    12.104244        11.963151               0
 01/01/2016 to 12/31/2016........    11.963151        12.178353               0
 01/01/2017 to 12/31/2017........    12.178353        13.597468               0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996802         1.037898               0
 01/01/2015 to 12/31/2015........     1.037898         1.009859               0
 01/01/2016 to 12/31/2016........     1.009859         1.012137               0
 01/01/2017 to 12/31/2017........     1.012137         1.148677               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008082         6.994767          17,352
 01/01/2009 to 12/31/2009........     6.994767         8.889143          17,203
 01/01/2010 to 12/31/2010........     8.889143         9.797260          21,339
 01/01/2011 to 12/31/2011........     9.797260         9.422832          20,943
 01/01/2012 to 12/31/2012........     9.422832        10.511129         188,072
 01/01/2013 to 12/31/2013........    10.511129        12.242973         187,028
 01/01/2014 to 12/31/2014........    12.242973        12.758332         182,196
 01/01/2015 to 12/31/2015........    12.758332        12.448539          91,469
 01/01/2016 to 12/31/2016........    12.448539        13.187937          10,169
 01/01/2017 to 12/31/2017........    13.187937        15.144404           9,556
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998082         6.344471           1,168
 01/01/2009 to 12/31/2009........     6.344471         8.356591           1,887
 01/01/2010 to 12/31/2010........     8.356591         9.318900           1,675
 01/01/2011 to 12/31/2011........     9.318900         8.724143           2,207
 01/01/2012 to 12/31/2012........     8.724143         9.957163           1,464
 01/01/2013 to 12/31/2013........     9.957163        12.241176           1,434

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    12.241176        12.797185           1,032
 01/01/2015 to 12/31/2015........    12.797185        12.480129           1,032
 01/01/2016 to 12/31/2016........    12.480129        13.362298           1,032
 01/01/2017 to 12/31/2017........    13.362298        15.934169           1,032
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018081         7.666872          49,546
 01/01/2009 to 12/31/2009........     7.666872         9.296538         174,070
 01/01/2010 to 12/31/2010........     9.296538        10.040347         171,039
 01/01/2011 to 12/31/2011........    10.040347         9.885409         173,554
 01/01/2012 to 12/31/2012........     9.885409        10.765856           7,429
 01/01/2013 to 12/31/2013........    10.765856        12.009466          22,768
 01/01/2014 to 12/31/2014........    12.009466        12.520354          26,952
 01/01/2015 to 12/31/2015........    12.520354        12.213823          11,561
 01/01/2016 to 12/31/2016........    12.213823        12.843658           7,793
 01/01/2017 to 12/31/2017........    12.843658        14.257815           4,830
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.113091        11.492134               0
 01/01/2013 to 12/31/2013........    11.492134        10.909788               0
 01/01/2014 to 12/31/2014........    10.909788        11.149090               0
 01/01/2015 to 12/31/2015........    11.149090         9.906825               0
 01/01/2016 to 12/31/2016........     9.906825        10.607334               0
 01/01/2017 to 12/31/2017........    10.607334        11.445606               0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.837145         1.006533         112,096
 01/01/2009 to 12/31/2009........     1.006533         1.205538         117,568
 01/01/2010 to 12/31/2010........     1.205538         1.265915         101,228
 01/01/2011 to 12/31/2011........     1.265915         0.993541         106,154
 01/01/2012 to 12/31/2012........     0.993541         1.165291         183,537
 01/01/2013 to 12/31/2013........     1.165291         1.318418          71,596
 01/01/2014 to 12/31/2014........     1.318418         1.252230          72,648
 01/01/2015 to 12/31/2015........     1.252230         1.203802          76,921
 01/01/2016 to 12/31/2016........     1.203802         1.242665          78,122
 01/01/2017 to 12/31/2017........     1.242665         1.647238          71,893
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.865519         1.022818         112,920
 01/01/2009 to 12/31/2009........     1.022818         1.225815          79,036
 01/01/2010 to 12/31/2010........     1.225815         1.289333          79,873
 01/01/2011 to 12/31/2011........     1.289333         1.013852          89,961
 01/01/2012 to 12/31/2012........     1.013852         1.189384          76,584
 01/01/2013 to 12/31/2013........     1.189384         1.347535          41,519
 01/01/2014 to 12/31/2014........     1.347535         1.281881          38,566
 01/01/2015 to 12/31/2015........     1.281881         1.232597          21,181
 01/01/2016 to 12/31/2016........     1.232597         1.274698          20,417
 01/01/2017 to 12/31/2017........     1.274698         1.690055          16,631
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.453975         4.216102         110,718
 01/01/2009 to 12/31/2009........     4.216102         4.523438          76,157
 01/01/2010 to 12/31/2010........     4.523438         4.803646          81,066
 01/01/2011 to 12/31/2011........     4.803646         5.018129          79,195
 01/01/2012 to 12/31/2012........     5.018129         5.289660          68,659
 01/01/2013 to 12/31/2013........     5.289660         5.145515          66,049
 01/01/2014 to 12/31/2014........     5.145515         5.400578          59,321
 01/01/2015 to 12/31/2015........     5.400578         5.324971          53,429

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     5.324971         5.382534          43,864
 01/01/2017 to 12/31/2017........     5.382534         5.492981          56,622
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.056569         1.901362          25,496
 01/01/2009 to 12/31/2009........     1.901362         2.550433          24,635
 01/01/2010 to 12/31/2010........     2.550433         2.994155          17,838
 01/01/2011 to 12/31/2011........     2.994155         2.672934          16,876
 01/01/2012 to 12/31/2012........     2.672934         2.995929          16,330
 01/01/2013 to 12/31/2013........     2.995929         3.942065          16,290
 01/01/2014 to 12/31/2014........     3.942065         4.208204          11,002
 01/01/2015 to 12/31/2015........     4.208204         4.383767          10,573
 01/01/2016 to 12/31/2016........     4.383767         4.301328             971
 01/01/2017 to 12/31/2017........     4.301328         5.645950             922
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    16.994797         9.192653               0
 01/01/2009 to 05/01/2009........     9.192653         9.582202               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.088639         1.923218          36,842
 01/01/2009 to 12/31/2009........     1.923218         2.581997          33,218
 01/01/2010 to 12/31/2010........     2.581997         3.035119          33,657
 01/01/2011 to 12/31/2011........     3.035119         2.712240          51,492
 01/01/2012 to 12/31/2012........     2.712240         3.042711          46,079
 01/01/2013 to 12/31/2013........     3.042711         4.007874          33,243
 01/01/2014 to 12/31/2014........     4.007874         4.282723          25,997
 01/01/2015 to 12/31/2015........     4.282723         4.465410          19,766
 01/01/2016 to 12/31/2016........     4.465410         4.385425          19,337
 01/01/2017 to 12/31/2017........     4.385425         5.763319          16,486
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.939093        10.236873               0
 01/01/2013 to 12/31/2013........    10.236873        11.096263           6,974
 01/01/2014 to 12/31/2014........    11.096263        11.548820           6,974
 01/01/2015 to 12/31/2015........    11.548820        11.336124               0
 01/01/2016 to 12/31/2016........    11.336124        11.633112               0
 01/01/2017 to 12/31/2017........    11.633112        12.953256             767
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.167996         2.185655         654,686
 01/01/2009 to 12/31/2009........     2.185655         2.153176         559,974
 01/01/2010 to 12/31/2010........     2.153176         2.115822         277,698
 01/01/2011 to 12/31/2011........     2.115822         2.079215         208,125
 01/01/2012 to 12/31/2012........     2.079215         2.042948         325,539
 01/01/2013 to 12/31/2013........     2.042948         2.007506         100,213
 01/01/2014 to 12/31/2014........     2.007506         1.972679         350,806
 01/01/2015 to 12/31/2015........     1.972679         1.938455         227,305
 01/01/2016 to 12/31/2016........     1.938455         1.906962          63,293
 01/01/2017 to 12/31/2017........     1.906962         1.885862          54,529
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.829381         7.506994               0
 01/01/2009 to 12/31/2009........     7.506994         9.699667               0
 01/01/2010 to 12/31/2010........     9.699667        11.027054               0
 01/01/2011 to 04/29/2011........    11.027054        11.943594               0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 05/02/2011 to 12/31/2011........    11.907523        10.174174           7,794
 01/01/2012 to 12/31/2012........    10.174174        11.670463           1,388
 01/01/2013 to 12/31/2013........    11.670463        14.851958               0
 01/01/2014 to 12/31/2014........    14.851958        15.336947               0
 01/01/2015 to 12/31/2015........    15.336947        14.768208               0
 01/01/2016 to 12/31/2016........    14.768208        15.814950               0
 01/01/2017 to 12/31/2017........    15.814950        19.105724             310
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.196241         9.418609           6,179
 01/01/2009 to 12/31/2009........     9.418609        11.154918          45,592
 01/01/2010 to 12/31/2010........    11.154918        12.063294          25,645
 01/01/2011 to 12/31/2011........    12.063294        12.240045           5,876
 01/01/2012 to 12/31/2012........    12.240045        13.130607           6,005
 01/01/2013 to 12/31/2013........    13.130607        13.455850           5,545
 01/01/2014 to 12/31/2014........    13.455850        13.813712           5,636
 01/01/2015 to 12/31/2015........    13.813712        13.494583           1,947
 01/01/2016 to 12/31/2016........    13.494583        13.861199           1,931
 01/01/2017 to 12/31/2017........    13.861199        14.565678           1,914
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.619636         8.951737         104,152
 01/01/2009 to 12/31/2009........     8.951737        10.879203         103,869
 01/01/2010 to 12/31/2010........    10.879203        11.922783         149,688
 01/01/2011 to 12/31/2011........    11.922783        11.839290         149,561
 01/01/2012 to 12/31/2012........    11.839290        12.966189         149,432
 01/01/2013 to 12/31/2013........    12.966189        14.133248         149,305
 01/01/2014 to 12/31/2014........    14.133248        14.572251          14,700
 01/01/2015 to 12/31/2015........    14.572251        14.165745             957
 01/01/2016 to 12/31/2016........    14.165745        14.767429             955
 01/01/2017 to 12/31/2017........    14.767429        16.056361             953
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.083058         8.473208         247,919
 01/01/2009 to 12/31/2009........     8.473208        10.535209         148,743
 01/01/2010 to 12/31/2010........    10.535209        11.716081         145,272
 01/01/2011 to 12/31/2011........    11.716081        11.355654         176,727
 01/01/2012 to 12/31/2012........    11.355654        12.635079         168,884
 01/01/2013 to 12/31/2013........    12.635079        14.648845         156,685
 01/01/2014 to 12/31/2014........    14.648845        15.121717         147,446
 01/01/2015 to 12/31/2015........    15.121717        14.670981         100,162
 01/01/2016 to 12/31/2016........    14.670981        15.440811          98,775
 01/01/2017 to 12/31/2017........    15.440811        17.409001          98,959
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998082         7.016687               0
 01/01/2009 to 12/31/2009........     7.016687         8.863588               0
 01/01/2010 to 12/31/2010........     8.863588         9.584867               0
 01/01/2011 to 12/31/2011........     9.584867         9.253106               0
 01/01/2012 to 12/31/2012........     9.253106        10.557734               0
 01/01/2013 to 04/26/2013........    10.557734        11.353330               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.426575        12.994473               0
 01/01/2014 to 04/25/2014........    12.994473        12.927697               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    12.539237         7.994300         202,218
 01/01/2009 to 12/31/2009........     7.994300        10.141127         184,151
 01/01/2010 to 12/31/2010........    10.141127        11.430115         216,267
 01/01/2011 to 12/31/2011........    11.430115        10.808540         148,068
 01/01/2012 to 12/31/2012........    10.808540        12.254168         128,288
 01/01/2013 to 12/31/2013........    12.254168        14.969130         123,818
 01/01/2014 to 12/31/2014........    14.969130        15.478353         118,810
 01/01/2015 to 12/31/2015........    15.478353        14.951832         113,750
 01/01/2016 to 12/31/2016........    14.951832        15.888535         106,432
 01/01/2017 to 12/31/2017........    15.888535        18.605515         102,182
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.965951        10.403852               0
 01/01/2013 to 12/31/2013........    10.403852        11.691635               0
 01/01/2014 to 12/31/2014........    11.691635        12.597290               0
 01/01/2015 to 12/31/2015........    12.597290        11.872752               0
 01/01/2016 to 12/31/2016........    11.872752        12.642725           1,065
 01/01/2017 to 12/31/2017........    12.642725        14.701682           1,000
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.404734         1.802078          54,773
 01/01/2009 to 12/31/2009........     1.802078         2.500356          60,601
 01/01/2010 to 12/31/2010........     2.500356         2.819659          55,473
 01/01/2011 to 12/31/2011........     2.819659         2.950684          54,552
 01/01/2012 to 12/31/2012........     2.950684         3.235009          52,720
 01/01/2013 to 12/31/2013........     3.235009         4.339501          61,085
 01/01/2014 to 12/31/2014........     4.339501         4.335595          49,339
 01/01/2015 to 12/31/2015........     4.335595         3.848609          47,327
 01/01/2016 to 12/31/2016........     3.848609         4.638517          32,539
 01/01/2017 to 12/31/2017........     4.638517         5.129856          28,073
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.483518         1.845607         133,661
 01/01/2009 to 12/31/2009........     1.845607         2.563252          98,448
 01/01/2010 to 12/31/2010........     2.563252         2.893422          90,068
 01/01/2011 to 12/31/2011........     2.893422         3.030932          88,581
 01/01/2012 to 12/31/2012........     3.030932         3.326340          85,853
 01/01/2013 to 12/31/2013........     3.326340         4.466606          73,114
 01/01/2014 to 12/31/2014........     4.466606         4.467009          66,944
 01/01/2015 to 12/31/2015........     4.467009         3.969149          50,440
 01/01/2016 to 12/31/2016........     3.969149         4.788697          47,073
 01/01/2017 to 12/31/2017........     4.788697         5.301350          33,250
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.987604         9.743895               0
 01/01/2012 to 12/31/2012........     9.743895         9.995045               0
 01/01/2013 to 12/31/2013........     9.995045         9.935655           2,126
 01/01/2014 to 12/31/2014........     9.935655         9.866566           2,115
 01/01/2015 to 12/31/2015........     9.866566         9.635047           2,103
 01/01/2016 to 12/31/2016........     9.635047         9.764572               0
 01/01/2017 to 12/31/2017........     9.764572         9.723415               0
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    40.590210        29.926829           3,335
 01/01/2009 to 12/31/2009........    29.926829        34.407302           3,483
 01/01/2010 to 12/31/2010........    34.407302        36.959940           3,525
 01/01/2011 to 12/31/2011........    36.959940        37.623657           3,420
 01/01/2012 to 12/31/2012........    37.623657        41.443766             591

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    41.443766        48.982615             552
 01/01/2014 to 12/31/2014........    48.982615        53.081155             510
 01/01/2015 to 12/31/2015........    53.081155        53.357215             468
 01/01/2016 to 12/31/2016........    53.357215        55.966094             718
 01/01/2017 to 12/31/2017........    55.966094        63.166458             687
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.694457         2.195503         274,172
 01/01/2009 to 12/31/2009........     2.195503         2.840257         271,606
 01/01/2010 to 12/31/2010........     2.840257         3.117876         259,844
 01/01/2011 to 12/31/2011........     3.117876         2.933096         239,240
 01/01/2012 to 12/31/2012........     2.933096         3.245575         212,147
 01/01/2013 to 12/31/2013........     3.245575         4.253192         204,694
 01/01/2014 to 12/31/2014........     4.253192         4.612126         193,041
 01/01/2015 to 12/31/2015........     4.612126         4.629179         183,531
 01/01/2016 to 12/31/2016........     4.629179         4.869820         147,400
 01/01/2017 to 12/31/2017........     4.869820         5.685720         118,649
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.738461         2.223933         133,700
 01/01/2009 to 12/31/2009........     2.223933         2.880901         114,751
 01/01/2010 to 12/31/2010........     2.880901         3.165478         100,958
 01/01/2011 to 12/31/2011........     3.165478         2.980673          79,589
 01/01/2012 to 12/31/2012........     2.980673         3.300693          63,777
 01/01/2013 to 12/31/2013........     3.300693         4.330930          57,513
 01/01/2014 to 12/31/2014........     4.330930         4.700382          48,786
 01/01/2015 to 12/31/2015........     4.700382         4.723530          43,644
 01/01/2016 to 12/31/2016........     4.723530         4.973568          42,443
 01/01/2017 to 12/31/2017........     4.973568         5.812249          33,142
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     7.229138         4.453202           8,950
 01/01/2009 to 12/31/2009........     4.453202         5.215981           6,717
 01/01/2010 to 12/31/2010........     5.215981         5.763916           8,068
 01/01/2011 to 12/31/2011........     5.763916         5.678580          10,490
 01/01/2012 to 12/31/2012........     5.678580         6.327958           5,452
 01/01/2013 to 12/31/2013........     6.327958         8.349982           4,520
 01/01/2014 to 12/31/2014........     8.349982         9.313247           3,612
 01/01/2015 to 12/31/2015........     9.313247         9.562960           1,088
 01/01/2016 to 12/31/2016........     9.562960        10.174916           1,007
 01/01/2017 to 12/31/2017........    10.174916        12.192633               0
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.093623         9.223364          30,168
 01/01/2009 to 12/31/2009........     9.223364        12.211480          28,152
 01/01/2010 to 12/31/2010........    12.211480        13.932543          24,707
 01/01/2011 to 12/31/2011........    13.932543        12.926451          29,910
 01/01/2012 to 12/31/2012........    12.926451        16.002101          23,546
 01/01/2013 to 12/31/2013........    16.002101        16.282017          17,110
 01/01/2014 to 12/31/2014........    16.282017        18.122311          14,196
 01/01/2015 to 12/31/2015........    18.122311        17.558323          14,611
 01/01/2016 to 12/31/2016........    17.558323        17.404553          14,287
 01/01/2017 to 12/31/2017........    17.404553        18.941275          14,109
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.773889         0.463458          83,431

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.463458         0.605531         121,197
 01/01/2010 to 12/31/2010........     0.605531         0.736572         156,729
 01/01/2011 to 12/31/2011........     0.736572         0.747326         146,515
 01/01/2012 to 12/31/2012........     0.747326         0.870198          39,903
 01/01/2013 to 12/31/2013........     0.870198         1.245052          82,180
 01/01/2014 to 12/31/2014........     1.245052         1.454601         165,678
 01/01/2015 to 12/31/2015........     1.454601         1.371668         152,557
 01/01/2016 to 12/31/2016........     1.371668         1.384002         183,398
 01/01/2017 to 12/31/2017........     1.384002         1.610425         152,722
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   165.551600        94.353216             976
 01/01/2009 to 12/31/2009........    94.353216       132.449866           1,067
 01/01/2010 to 12/31/2010........   132.449866       142.383984           1,133
 01/01/2011 to 12/31/2011........   142.383984       129.361723           1,082
 01/01/2012 to 12/31/2012........   129.361723       155.725385           1,078
 01/01/2013 to 12/31/2013........   155.725385       197.073756             998
 01/01/2014 to 04/25/2014........   197.073756       204.988158               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     9.026099         4.025029               0
 01/01/2009 to 12/31/2009........     4.025029         5.456988               0
 01/01/2010 to 12/31/2010........     5.456988         5.755687               0
 01/01/2011 to 04/29/2011........     5.755687         6.113100               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.617903         0.559201          68,762
 01/01/2012 to 12/31/2012........     0.559201         0.651466          62,454
 01/01/2013 to 12/31/2013........     0.651466         0.933684          51,801
 01/01/2014 to 12/31/2014........     0.933684         1.091305          69,790
 01/01/2015 to 12/31/2015........     1.091305         1.029620          65,616
 01/01/2016 to 12/31/2016........     1.029620         1.040457          61,144
 01/01/2017 to 12/31/2017........     1.040457         1.212056          52,520
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.911338         0.406743               0
 01/01/2009 to 12/31/2009........     0.406743         0.551415               0
 01/01/2010 to 12/31/2010........     0.551415         0.581813               0
 01/01/2011 to 04/29/2011........     0.581813         0.617992               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    47.088223        25.058834           1,092
 01/01/2009 to 12/31/2009........    25.058834        36.705054           1,660
 01/01/2010 to 12/31/2010........    36.705054        41.476854           2,438
 01/01/2011 to 12/31/2011........    41.476854        39.436257           2,625
 01/01/2012 to 12/31/2012........    39.436257        42.891804           1,987
 01/01/2013 to 12/31/2013........    42.891804        55.818316           1,955
 01/01/2014 to 12/31/2014........    55.818316        60.815426           1,751
 01/01/2015 to 12/31/2015........    60.815426        61.316662           1,637
 01/01/2016 to 12/31/2016........    61.316662        63.360613           1,402
 01/01/2017 to 12/31/2017........    63.360613        77.790534             981
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.907544         1.108020         268,163
 01/01/2009 to 12/31/2009........     1.108020         1.688315         277,020
 01/01/2010 to 12/31/2010........     1.688315         1.931459         250,682
 01/01/2011 to 12/31/2011........     1.931459         1.627432         253,749

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.627432       2.066832           228,474
 01/01/2013 to 12/31/2013........     2.066832       2.650232           229,912
 01/01/2014 to 12/31/2014........     2.650232       2.453466           190,887
 01/01/2015 to 12/31/2015........     2.453466       2.301877           199,057
 01/01/2016 to 12/31/2016........     2.301877       2.446919           197,089
 01/01/2017 to 12/31/2017........     2.446919       3.136274           131,704
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.918976       1.115758            38,832
 01/01/2009 to 12/31/2009........     1.115758       1.702348            14,714
 01/01/2010 to 12/31/2010........     1.702348       1.948950            13,518
 01/01/2011 to 12/31/2011........     1.948950       1.644769            22,255
 01/01/2012 to 12/31/2012........     1.644769       2.089161            24,258
 01/01/2013 to 12/31/2013........     2.089161       2.682111            15,559
 01/01/2014 to 12/31/2014........     2.682111       2.486256             6,406
 01/01/2015 to 12/31/2015........     2.486256       2.334302             6,181
 01/01/2016 to 12/31/2016........     2.334302       2.484423             6,167
 01/01/2017 to 12/31/2017........     2.484423       3.186684             5,424
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010655       1.045471                 0
 01/01/2013 to 12/31/2013........     1.045471       1.046454                 0
 01/01/2014 to 12/31/2014........     1.046454       1.085687                 0
 01/01/2015 to 12/31/2015........     1.085687       1.021990                 0
 01/01/2016 to 12/31/2016........     1.021990       1.121928                 0
 01/01/2017 to 12/31/2017........     1.121928       1.212775                 0
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........     1.568605       0.944369            79,538
 01/01/2009 to 12/31/2009........     0.944369       1.241830            78,456
 01/01/2010 to 12/31/2010........     1.241830       1.539813            65,059
 01/01/2011 to 12/31/2011........     1.539813       1.496795           141,184
 01/01/2012 to 12/31/2012........     1.496795       1.738820           130,095
 01/01/2013 to 12/31/2013........     1.738820       2.395143           130,130
 01/01/2014 to 12/31/2014........     2.395143       2.539781            97,265
 01/01/2015 to 12/31/2015........     2.539781       2.453048            96,836
 01/01/2016 to 12/31/2016........     2.453048       2.686126           114,070
 01/01/2017 to 12/31/2017........     2.686126       3.308348            21,674
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.528373       0.329433             6,547
 01/01/2009 to 12/31/2009........     0.329433       0.451792             7,442
 01/01/2010 to 12/31/2010........     0.451792       0.494187             4,583
 01/01/2011 to 12/31/2011........     0.494187       0.486708           148,318
 01/01/2012 to 12/31/2012........     0.486708       0.552620             4,483
 01/01/2013 to 12/31/2013........     0.552620       0.742504             4,204
 01/01/2014 to 12/31/2014........     0.742504       0.793417                 0
 01/01/2015 to 12/31/2015........     0.793417       0.861825                 0
 01/01/2016 to 12/31/2016........     0.861825       0.845775            71,678
 01/01/2017 to 12/31/2017........     0.845775       1.138579            71,678
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.074807       5.351588             1,271
 01/01/2009 to 12/31/2009........     5.351588       7.556970             1,260
 01/01/2010 to 12/31/2010........     7.556970       8.123726             1,252
 01/01/2011 to 12/31/2011........     8.123726       7.872869             1,244
 01/01/2012 to 04/27/2012........     7.872869       8.846864                 0
Jennison Growth Sub-Account (Class E)

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     0.530634         0.330701         48,966
 01/01/2009 to 12/31/2009........     0.330701         0.454567         31,712
 01/01/2010 to 12/31/2010........     0.454567         0.497793         30,477
 01/01/2011 to 12/31/2011........     0.497793         0.490677         29,559
 01/01/2012 to 12/31/2012........     0.490677         0.557233         45,607
 01/01/2013 to 12/31/2013........     0.557233         0.749639         23,262
 01/01/2014 to 12/31/2014........     0.749639         0.801880         21,418
 01/01/2015 to 12/31/2015........     0.801880         0.872004         18,468
 01/01/2016 to 12/31/2016........     0.872004         0.856763         18,544
 01/01/2017 to 12/31/2017........     0.856763         1.154492         29,570
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012709         1.047513              0
 01/01/2013 to 12/31/2013........     1.047513         1.142433              0
 01/01/2014 to 12/31/2014........     1.142433         1.200926              0
 01/01/2015 to 12/31/2015........     1.200926         1.190645              0
 01/01/2016 to 12/31/2016........     1.190645         1.203955              0
 01/01/2017 to 12/31/2017........     1.203955         1.380204              0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.794659        14.028656              0
 01/01/2014 to 12/31/2014........    14.028656        14.263245              0
 01/01/2015 to 12/31/2015........    14.263245        14.187873              0
 01/01/2016 to 12/31/2016........    14.187873        14.607769              0
 01/01/2017 to 12/31/2017........    14.607769        17.652329              0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998082         7.967157              0
 01/01/2009 to 12/31/2009........     7.967157        10.007640              0
 01/01/2010 to 12/31/2010........    10.007640        10.996526              0
 01/01/2011 to 12/31/2011........    10.996526        11.036788              0
 01/01/2012 to 12/31/2012........    11.036788        12.199140              0
 01/01/2013 to 04/26/2013........    12.199140        12.719748              0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.361812         2.112218         23,428
 01/01/2009 to 12/31/2009........     2.112218         2.696738         23,462
 01/01/2010 to 12/31/2010........     2.696738         3.371036         20,340
 01/01/2011 to 12/31/2011........     3.371036         3.323892         19,938
 01/01/2012 to 12/31/2012........     3.323892         3.731937         19,754
 01/01/2013 to 12/31/2013........     3.731937         5.159248         56,837
 01/01/2014 to 12/31/2014........     5.159248         5.247276         57,358
 01/01/2015 to 12/31/2015........     5.247276         5.066410         57,305
 01/01/2016 to 12/31/2016........     5.066410         5.923073         56,837
 01/01/2017 to 12/31/2017........     5.923073         6.691244         20,158
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.396484         2.136150         30,933
 01/01/2009 to 12/31/2009........     2.136150         2.729892         23,261
 01/01/2010 to 12/31/2010........     2.729892         3.415979         18,937
 01/01/2011 to 12/31/2011........     3.415979         3.371624         20,498
 01/01/2012 to 12/31/2012........     3.371624         3.789223         16,447
 01/01/2013 to 12/31/2013........     3.789223         5.243724         15,956
 01/01/2014 to 12/31/2014........     5.243724         5.338298         14,877
 01/01/2015 to 12/31/2015........     5.338298         5.159623         14,329
 01/01/2016 to 12/31/2016........     5.159623         6.037979          9,354
 01/01/2017 to 12/31/2017........     6.037979         6.827819          8,292
Loomis Sayles Small Cap Growth Sub-Account

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.091862         0.629661         131,626
 01/01/2009 to 12/31/2009........     0.629661         0.802353         123,004
 01/01/2010 to 12/31/2010........     0.802353         1.035601          90,867
 01/01/2011 to 12/31/2011........     1.035601         1.045609         160,045
 01/01/2012 to 12/31/2012........     1.045609         1.139301         144,643
 01/01/2013 to 12/31/2013........     1.139301         1.661181          99,834
 01/01/2014 to 12/31/2014........     1.661181         1.647617          77,231
 01/01/2015 to 12/31/2015........     1.647617         1.642139          73,162
 01/01/2016 to 12/31/2016........     1.642139         1.711232          59,893
 01/01/2017 to 12/31/2017........     1.711232         2.130337          35,409
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     1.337871         1.388624         247,678
 01/01/2009 to 12/31/2009........     1.388624         1.432486         145,646
 01/01/2010 to 12/31/2010........     1.432486         1.487780         154,125
 01/01/2011 to 12/31/2011........     1.487780         1.568519         133,134
 01/01/2012 to 12/31/2012........     1.568519         1.597033         137,191
 01/01/2013 to 12/31/2013........     1.597033         1.529597         151,849
 01/01/2014 to 12/31/2014........     1.529597         1.585404         132,283
 01/01/2015 to 12/31/2015........     1.585404         1.559295         107,447
 01/01/2016 to 12/31/2016........     1.559295         1.565037          97,355
 01/01/2017 to 12/31/2017........     1.565037         1.583550         101,298
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     1.612552         1.008066         182,281
 01/01/2009 to 12/31/2009........     1.008066         1.354871         166,571
 01/01/2010 to 12/31/2010........     1.354871         1.677478         169,319
 01/01/2011 to 12/31/2011........     1.677478         1.612377         151,629
 01/01/2012 to 12/31/2012........     1.612377         1.858809          94,796
 01/01/2013 to 12/31/2013........     1.858809         2.426240         103,728
 01/01/2014 to 12/31/2014........     2.426240         2.604096         106,322
 01/01/2015 to 12/31/2015........     2.604096         2.491838          92,581
 01/01/2016 to 12/31/2016........     2.491838         2.941734          93,090
 01/01/2017 to 12/31/2017........     2.941734         3.342641          92,501
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.617054         0.918390         101,183
 01/01/2009 to 12/31/2009........     0.918390         1.157745         235,547
 01/01/2010 to 12/31/2010........     1.157745         1.227698         234,249
 01/01/2011 to 12/31/2011........     1.227698         1.053830         109,390
 01/01/2012 to 12/31/2012........     1.053830         1.222093         221,547
 01/01/2013 to 12/31/2013........     1.222093         1.459339          86,040
 01/01/2014 to 12/31/2014........     1.459339         1.344139          80,248
 01/01/2015 to 12/31/2015........     1.344139         1.303914          78,964
 01/01/2016 to 12/31/2016........     1.303914         1.294108          80,953
 01/01/2017 to 12/31/2017........     1.294108         1.584645          76,710
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.778935        11.244264               0
 01/01/2014 to 12/31/2014........    11.244264        12.072466               0
 01/01/2015 to 12/31/2015........    12.072466        11.719268               0
 01/01/2016 to 12/31/2016........    11.719268        12.018231               0
 01/01/2017 to 12/31/2017........    12.018231        13.646058               0
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.726587         1.125282         642,666
 01/01/2009 to 12/31/2009........     1.125282         1.389505         411,182
 01/01/2010 to 12/31/2010........     1.389505         1.728323         304,838

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   1.728323         1.625586           210,166
 01/01/2012 to 12/31/2012........   1.625586         1.853632           101,207
 01/01/2013 to 12/31/2013........   1.853632         2.516974           231,522
 01/01/2014 to 12/31/2014........   2.516974         2.591569           264,943
 01/01/2015 to 12/31/2015........   2.591569         2.432220           182,991
 01/01/2016 to 12/31/2016........   2.432220         2.891040           240,800
 01/01/2017 to 12/31/2017........   2.891040         3.249874           222,523
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   4.180212         2.577011            61,718
 01/01/2009 to 12/31/2009........   2.577011         3.188693            58,321
 01/01/2010 to 12/31/2010........   3.188693         3.587451            70,983
 01/01/2011 to 12/31/2011........   3.587451         3.582993            92,438
 01/01/2012 to 12/31/2012........   3.582993         4.063695            59,113
 01/01/2013 to 12/31/2013........   4.063695         5.259019            46,548
 01/01/2014 to 12/31/2014........   5.259019         5.844707            54,250
 01/01/2015 to 12/31/2015........   5.844707         5.795767            46,654
 01/01/2016 to 12/31/2016........   5.795767         6.343495            45,734
 01/01/2017 to 12/31/2017........   6.343495         7.557324            45,036
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........   1.768702         1.001639           242,984
 01/01/2009 to 12/31/2009........   1.001639         1.294955           219,009
 01/01/2010 to 12/31/2010........   1.294955         1.417630           207,493
 01/01/2011 to 12/31/2011........   1.417630         1.243822           256,759
 01/01/2012 to 12/31/2012........   1.243822         1.426330           242,365
 01/01/2013 to 12/31/2013........   1.426330         1.671500           238,110
 01/01/2014 to 12/31/2014........   1.671500         1.528353           245,884
 01/01/2015 to 12/31/2015........   1.528353         1.475197           236,627
 01/01/2016 to 12/31/2016........   1.475197         1.436916           236,282
 01/01/2017 to 12/31/2017........   1.436916         1.809626           215,487
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........   4.273893         3.261008             9,893
 01/01/2009 to 12/31/2009........   3.261008         3.790971             8,216
 01/01/2010 to 12/31/2010........   3.790971         4.090229             5,131
 01/01/2011 to 12/31/2011........   4.090229         4.106201             6,594
 01/01/2012 to 12/31/2012........   4.106201         4.490859             3,793
 01/01/2013 to 12/31/2013........   4.490859         5.238166             2,701
 01/01/2014 to 12/31/2014........   5.238166         5.577802             1,405
 01/01/2015 to 12/31/2015........   5.577802         5.459136             1,394
 01/01/2016 to 12/31/2016........   5.459136         5.843105             7,613
 01/01/2017 to 12/31/2017........   5.843105         6.440716             7,424
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.437822         0.916770           244,421
 01/01/2009 to 12/31/2009........   0.916770         1.000448           243,372
 01/01/2010 to 12/31/2010........   1.000448         1.070847           231,459
 01/01/2011 to 12/31/2011........   1.070847         1.073878           249,277
 01/01/2012 to 12/31/2012........   1.073878         1.202555           232,365
 01/01/2013 to 12/31/2013........   1.202555         1.556836           232,061
 01/01/2014 to 12/31/2014........   1.556836         1.678248           177,951
 01/01/2015 to 12/31/2015........   1.678248         1.547243           171,396
 01/01/2016 to 12/31/2016........   1.547243         1.795545           152,569
 01/01/2017 to 12/31/2017........   1.795545         1.894204           139,986
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.446064         0.923030            66,482

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   0.923030           1.008391          63,434
 01/01/2010 to 12/31/2010........   1.008391           1.080115          28,929
 01/01/2011 to 12/31/2011........   1.080115           1.083996          29,221
 01/01/2012 to 12/31/2012........   1.083996           1.215680          24,879
 01/01/2013 to 12/31/2013........   1.215680           1.575506          20,069
 01/01/2014 to 12/31/2014........   1.575506           1.699740          16,608
 01/01/2015 to 12/31/2015........   1.699740           1.568917          16,637
 01/01/2016 to 12/31/2016........   1.568917           1.821363          15,282
 01/01/2017 to 12/31/2017........   1.821363           1.924349          15,428
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.352580           0.881108          89,792
 01/01/2009 to 12/31/2009........   0.881108           1.044050          43,430
 01/01/2010 to 12/31/2010........   1.044050           1.140640          29,607
 01/01/2011 to 12/31/2011........   1.140640           1.128055          41,488
 01/01/2012 to 12/31/2012........   1.128055           1.289262          41,356
 01/01/2013 to 12/31/2013........   1.289262           1.715214          86,890
 01/01/2014 to 12/31/2014........   1.715214           1.863477          51,928
 01/01/2015 to 12/31/2015........   1.863477           1.824475          51,744
 01/01/2016 to 12/31/2016........   1.824475           2.045534          35,812
 01/01/2017 to 12/31/2017........   2.045534           2.363580          36,705
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   3.030278           1.813265          22,046
 01/01/2009 to 12/31/2009........   1.813265           2.164652          21,653
 01/01/2010 to 12/31/2010........   2.164652           2.430825          22,149
 01/01/2011 to 12/31/2011........   2.430825           2.236229          22,575
 01/01/2012 to 12/31/2012........   2.236229           2.537173          22,202
 01/01/2013 to 04/26/2013........   2.537173           2.790209               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998082           6.584222               0
 01/01/2009 to 12/31/2009........   6.584222           8.080016               0
 01/01/2010 to 12/31/2010........   8.080016           8.815149               0
 01/01/2011 to 12/31/2011........   8.815149           8.615160               0
 01/01/2012 to 12/31/2012........   8.615160           9.642956               0
 01/01/2013 to 04/26/2013........   9.642956          10.551252               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.364574           0.890156         146,342
 01/01/2009 to 12/31/2009........   0.890156           1.055523         150,524
 01/01/2010 to 12/31/2010........   1.055523           1.153944         150,826
 01/01/2011 to 12/31/2011........   1.153944           1.143104         150,819
 01/01/2012 to 12/31/2012........   1.143104           1.307305         121,609
 01/01/2013 to 12/31/2013........   1.307305           1.742404         106,630
 01/01/2014 to 12/31/2014........   1.742404           1.894148          97,276
 01/01/2015 to 12/31/2015........   1.894148           1.856254          38,099
 01/01/2016 to 12/31/2016........   1.856254           2.083088          43,491
 01/01/2017 to 12/31/2017........   2.083088           2.411418          23,873
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   3.066631           1.837094           9,437
 01/01/2009 to 12/31/2009........   1.837094           2.196210           9,880
 01/01/2010 to 12/31/2010........   2.196210           2.468833           9,589
 01/01/2011 to 12/31/2011........   2.468833           2.273303          24,357
 01/01/2012 to 12/31/2012........   2.273303           2.581874          23,935
 01/01/2013 to 04/26/2013........   2.581874           2.840376               0
Morgan Stanley Mid Cap Growth Sub-Account

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 05/03/2010 to 12/31/2010........     1.229382         1.424514          75,641
 01/01/2011 to 12/31/2011........     1.424514         1.302952          95,757
 01/01/2012 to 12/31/2012........     1.302952         1.399061          98,084
 01/01/2013 to 12/31/2013........     1.399061         1.911300          53,571
 01/01/2014 to 12/31/2014........     1.911300         1.897188          53,555
 01/01/2015 to 12/31/2015........     1.897188         1.770633          31,742
 01/01/2016 to 12/31/2016........     1.770633         1.592712          31,674
 01/01/2017 to 12/31/2017........     1.592712         2.189863           7,650
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........     1.959295         0.858003          83,938
 01/01/2009 to 12/31/2009........     0.858003         1.125836          82,106
 01/01/2010 to 04/30/2010........     1.125836         1.217099               0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........     1.972871         1.191117         151,263
 01/01/2009 to 12/31/2009........     1.191117         1.320669         143,697
 01/01/2010 to 12/31/2010........     1.320669         1.574738         138,404
 01/01/2011 to 12/31/2011........     1.574738         1.632690         124,034
 01/01/2012 to 12/31/2012........     1.632690         1.760686          98,841
 01/01/2013 to 12/31/2013........     1.760686         2.390879         166,794
 01/01/2014 to 12/31/2014........     2.390879         2.342340         156,934
 01/01/2015 to 12/31/2015........     2.342340         2.310451         155,128
 01/01/2016 to 12/31/2016........     2.310451         2.687992         137,291
 01/01/2017 to 12/31/2017........     2.687992         3.050611          95,215
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     1.534496         0.930289         152,065
 01/01/2009 to 12/31/2009........     0.930289         1.250208         113,247
 01/01/2010 to 12/31/2010........     1.250208         1.509365         108,898
 01/01/2011 to 12/31/2011........     1.509365         1.404975         121,282
 01/01/2012 to 12/31/2012........     1.404975         1.453443          94,165
 01/01/2013 to 04/26/2013........     1.453443         1.574180               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........     1.984371         1.199122         194,841
 01/01/2009 to 12/31/2009........     1.199122         1.330568         184,309
 01/01/2010 to 12/31/2010........     1.330568         1.587988         148,580
 01/01/2011 to 12/31/2011........     1.587988         1.647236         192,539
 01/01/2012 to 12/31/2012........     1.647236         1.778774         171,259
 01/01/2013 to 12/31/2013........     1.778774         2.418661         139,345
 01/01/2014 to 12/31/2014........     2.418661         2.372165         111,031
 01/01/2015 to 12/31/2015........     2.372165         2.340991          72,805
 01/01/2016 to 12/31/2016........     2.340991         2.726875          72,721
 01/01/2017 to 12/31/2017........     2.726875         3.098139          39,224
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    19.474022        11.374184           3,856
 01/01/2009 to 12/31/2009........    11.374184        15.625418           3,077
 01/01/2010 to 12/31/2010........    15.625418        17.800035           4,388
 01/01/2011 to 12/31/2011........    17.800035        16.021549           4,749
 01/01/2012 to 12/31/2012........    16.021549        19.075725           3,373
 01/01/2013 to 12/31/2013........    19.075725        23.827264           3,334
 01/01/2014 to 12/31/2014........    23.827264        23.915490           3,388
 01/01/2015 to 12/31/2015........    23.915490        24.425474           3,263
 01/01/2016 to 12/31/2016........    24.425474        24.057176           3,341
 01/01/2017 to 12/31/2017........    24.057176        32.325590           3,043
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/28/2008 to 12/31/2008........     9.998082         6.553441               0
 01/01/2009 to 12/31/2009........     6.553441         8.540458               0
 01/01/2010 to 12/31/2010........     8.540458         9.035119               0
 01/01/2011 to 12/31/2011........     9.035119         8.266309             253
 01/01/2012 to 12/31/2012........     8.266309         9.926517             308
 01/01/2013 to 04/26/2013........     9.926517        10.541188               0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999760         1.033089               0
 01/01/2015 to 12/31/2015........     1.033089         0.959564               0
 01/01/2016 to 12/31/2016........     0.959564         1.047802               0
 01/01/2017 to 12/31/2017........     1.047802         1.159392               0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    11.933207        10.917812           7,652
 01/01/2009 to 12/31/2009........    10.917812        12.664809           9,225
 01/01/2010 to 12/31/2010........    12.664809        13.411021           4,958
 01/01/2011 to 12/31/2011........    13.411021        14.647269           4,275
 01/01/2012 to 12/31/2012........    14.647269        15.706098           4,269
 01/01/2013 to 12/31/2013........    15.706098        14.002109           4,208
 01/01/2014 to 12/31/2014........    14.002109        14.157274           4,259
 01/01/2015 to 12/31/2015........    14.157274        13.479000           4,267
 01/01/2016 to 12/31/2016........    13.479000        13.905303           4,647
 01/01/2017 to 12/31/2017........    13.905303        14.138584           3,932
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.301053         1.283663         850,289
 01/01/2009 to 12/31/2009........     1.283663         1.488814         582,147
 01/01/2010 to 12/31/2010........     1.488814         1.582526         589,232
 01/01/2011 to 12/31/2011........     1.582526         1.604437         585,885
 01/01/2012 to 12/31/2012........     1.604437         1.722616         558,493
 01/01/2013 to 12/31/2013........     1.722616         1.660309         562,844
 01/01/2014 to 12/31/2014........     1.660309         1.699897         464,338
 01/01/2015 to 12/31/2015........     1.699897         1.670491         419,610
 01/01/2016 to 12/31/2016........     1.670491         1.684351         388,263
 01/01/2017 to 12/31/2017........     1.684351         1.729706         311,890
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.734635        10.875038               0
 01/01/2013 to 12/31/2013........    10.875038        10.203401               0
 01/01/2014 to 12/31/2014........    10.203401        10.784057               0
 01/01/2015 to 12/31/2015........    10.784057        10.642551               0
 01/01/2016 to 12/31/2016........    10.642551        10.595690               0
 01/01/2017 to 12/31/2017........    10.595690        10.683085               0
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.215119        10.726847               0
 01/01/2014 to 12/31/2014........    10.726847        11.451591               0
 01/01/2015 to 12/31/2015........    11.451591        11.112109               0
 01/01/2016 to 12/31/2016........    11.112109        11.417906               0
 01/01/2017 to 12/31/2017........    11.417906        13.068566               0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010688         1.065582               0
 01/01/2013 to 12/31/2013........     1.065582         1.152969               0
 01/01/2014 to 12/31/2014........     1.152969         1.220650               0
 01/01/2015 to 12/31/2015........     1.220650         1.188929               0
 01/01/2016 to 12/31/2016........     1.188929         1.234350               0
 01/01/2017 to 12/31/2017........     1.234350         1.386406               0

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.508070         8.474073               0
 01/01/2009 to 12/31/2009........     8.474073        10.399444               0
 01/01/2010 to 12/31/2010........    10.399444        11.469830               0
 01/01/2011 to 12/31/2011........    11.469830        11.390862               0
 01/01/2012 to 12/31/2012........    11.390862        12.629955               0
 01/01/2013 to 12/31/2013........    12.629955        14.015779               0
 01/01/2014 to 12/31/2014........    14.015779        14.573082               0
 01/01/2015 to 12/31/2015........    14.573082        14.039123               0
 01/01/2016 to 12/31/2016........    14.039123        14.593535               0
 01/01/2017 to 12/31/2017........    14.593535        16.615538               0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.795362         7.769023               0
 01/01/2009 to 12/31/2009........     7.769023         9.855748               0
 01/01/2010 to 12/31/2010........     9.855748        11.055654               0
 01/01/2011 to 12/31/2011........    11.055654        10.632939           9,937
 01/01/2012 to 12/31/2012........    10.632939        12.018082           9,937
 01/01/2013 to 12/31/2013........    12.018082        13.943906               0
 01/01/2014 to 12/31/2014........    13.943906        14.439035               0
 01/01/2015 to 12/31/2015........    14.439035        13.860629               0
 01/01/2016 to 12/31/2016........    13.860629        14.557192               0
 01/01/2017 to 12/31/2017........    14.557192        17.114432               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.472196         0.838973         207,463
 01/01/2009 to 12/31/2009........     0.838973         1.179225         204,402
 01/01/2010 to 12/31/2010........     1.179225         1.352802         176,301
 01/01/2011 to 12/31/2011........     1.352802         1.311632         186,274
 01/01/2012 to 12/31/2012........     1.311632         1.529437         123,425
 01/01/2013 to 12/31/2013........     1.529437         2.085570         189,378
 01/01/2014 to 12/31/2014........     2.085570         2.230268         156,514
 01/01/2015 to 12/31/2015........     2.230268         2.421971         146,115
 01/01/2016 to 12/31/2016........     2.421971         2.416411         162,863
 01/01/2017 to 12/31/2017........     2.416411         3.169557         152,218
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.624953         0.341104         149,173
 01/01/2009 to 12/31/2009........     0.341104         0.532865         158,165
 01/01/2010 to 12/31/2010........     0.532865         0.668622         195,848
 01/01/2011 to 12/31/2011........     0.668622         0.592029         242,447
 01/01/2012 to 12/31/2012........     0.592029         0.652199         218,343
 01/01/2013 to 04/26/2013........     0.652199         0.681260               0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     0.953522         0.564501         258,258
 01/01/2009 to 12/31/2009........     0.564501         0.806947         207,638
 01/01/2010 to 12/31/2010........     0.806947         1.012476         165,800
 01/01/2011 to 12/31/2011........     1.012476         0.978553         230,331
 01/01/2012 to 12/31/2012........     0.978553         1.093051         224,337
 01/01/2013 to 12/31/2013........     1.093051         1.466988         168,571
 01/01/2014 to 12/31/2014........     1.466988         1.625691         151,943
 01/01/2015 to 12/31/2015........     1.625691         1.704098         135,557
 01/01/2016 to 12/31/2016........     1.704098         1.778620         158,101
 01/01/2017 to 12/31/2017........     1.778620         2.180334         130,484
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.531415         0.958258          17,399

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   0.958258         1.305435            17,289
 01/01/2010 to 12/31/2010........   1.305435         1.727462            38,143
 01/01/2011 to 12/31/2011........   1.727462         1.722120            35,369
 01/01/2012 to 12/31/2012........   1.722120         1.961289            17,473
 01/01/2013 to 12/31/2013........   1.961289         2.778589            16,906
 01/01/2014 to 12/31/2014........   2.778589         2.911860            17,088
 01/01/2015 to 12/31/2015........   2.911860         2.931840            25,241
 01/01/2016 to 12/31/2016........   2.931840         3.211793            24,857
 01/01/2017 to 12/31/2017........   3.211793         3.867483            21,368
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.582378         1.332715           164,885
 01/01/2009 to 12/31/2009........   1.332715         1.934818           154,822
 01/01/2010 to 12/31/2010........   1.934818         2.396552           153,177
 01/01/2011 to 12/31/2011........   2.396552         2.197877           156,531
 01/01/2012 to 04/27/2012........   2.197877         2.427757                 0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.415841         2.477652           143,253
 01/01/2013 to 12/31/2013........   2.477652         3.172517           128,003
 01/01/2014 to 12/31/2014........   3.172517         3.418108           114,532
 01/01/2015 to 12/31/2015........   3.418108         3.057137           114,760
 01/01/2016 to 12/31/2016........   3.057137         3.469865           117,626
 01/01/2017 to 12/31/2017........   3.469865         3.732920           101,225
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   2.019285         1.682107           133,117
 01/01/2009 to 12/31/2009........   1.682107         2.180109            97,181
 01/01/2010 to 12/31/2010........   2.180109         2.409130            92,787
 01/01/2011 to 12/31/2011........   2.409130         2.505589            90,515
 01/01/2012 to 12/31/2012........   2.505589         2.739935            90,900
 01/01/2013 to 12/31/2013........   2.739935         2.714666            90,378
 01/01/2014 to 12/31/2014........   2.714666         2.808664            91,632
 01/01/2015 to 12/31/2015........   2.808664         2.704721            93,603
 01/01/2016 to 12/31/2016........   2.704721         2.878457           107,369
 01/01/2017 to 12/31/2017........   2.878457         3.053043           105,624
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.830104         1.463727           258,663
 01/01/2009 to 12/31/2009........   1.463727         1.967264           215,488
 01/01/2010 to 12/31/2010........   1.967264         2.183795           177,262
 01/01/2011 to 12/31/2011........   2.183795         2.241688           183,402
 01/01/2012 to 12/31/2012........   2.241688         2.487778           155,595
 01/01/2013 to 12/31/2013........   2.487778         2.639680           162,309
 01/01/2014 to 12/31/2014........   2.639680         2.719147           130,855
 01/01/2015 to 12/31/2015........   2.719147         2.613873           111,543
 01/01/2016 to 04/29/2016........   2.613873         2.690221                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.043684         1.704622            53,629
 01/01/2009 to 12/31/2009........   1.704622         2.210686            42,794
 01/01/2010 to 12/31/2010........   2.210686         2.446572            40,203
 01/01/2011 to 12/31/2011........   2.446572         2.546702            48,985
 01/01/2012 to 12/31/2012........   2.546702         2.784995            46,265
 01/01/2013 to 12/31/2013........   2.784995         2.762271            33,358
 01/01/2014 to 12/31/2014........   2.762271         2.860893            27,667
 01/01/2015 to 12/31/2015........   2.860893         2.757975            24,777

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........   2.757975         2.939821            70,755
 01/01/2017 to 12/31/2017........   2.939821         3.119655            54,395
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.584674         1.548824           217,462
 01/01/2009 to 12/31/2009........   1.548824         1.584056           146,016
 01/01/2010 to 12/31/2010........   1.584056         1.642074           142,699
 01/01/2011 to 12/31/2011........   1.642074         1.698634           127,794
 01/01/2012 to 12/31/2012........   1.698634         1.719879           126,539
 01/01/2013 to 12/31/2013........   1.719879         1.674742           127,663
 01/01/2014 to 12/31/2014........   1.674742         1.687656           133,820
 01/01/2015 to 12/31/2015........   1.687656         1.663470           136,495
 01/01/2016 to 12/31/2016........   1.663470         1.651307           119,366
 01/01/2017 to 12/31/2017........   1.651307         1.649934           110,361
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.603031         1.568405           161,768
 01/01/2009 to 12/31/2009........   1.568405         1.605708            77,316
 01/01/2010 to 12/31/2010........   1.605708         1.667335            85,179
 01/01/2011 to 12/31/2011........   1.667335         1.725030            51,684
 01/01/2012 to 12/31/2012........   1.725030         1.748295            50,200
 01/01/2013 to 12/31/2013........   1.748295         1.705090            49,397
 01/01/2014 to 12/31/2014........   1.705090         1.718467            43,544
 01/01/2015 to 12/31/2015........   1.718467         1.695375            25,448
 01/01/2016 to 12/31/2016........   1.695375         1.685930            24,999
 01/01/2017 to 12/31/2017........   1.685930         1.686080            21,460





                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........   14.871520        13.213582            3,678
 01/01/2009 to 12/31/2009........   13.213582        14.584674            4,092
 01/01/2010 to 12/31/2010........   14.584674        15.217226            5,648
 01/01/2011 to 12/31/2011........   15.217226        15.827165            4,981
 01/01/2012 to 12/31/2012........   15.827165        16.345701            5,193
 01/01/2013 to 12/31/2013........   16.345701        15.676207            5,694
 01/01/2014 to 12/31/2014........   15.676207        16.176826            5,612
 01/01/2015 to 12/31/2015........   16.176826        15.899976            5,673
 01/01/2016 to 12/31/2016........   15.899976        16.044005            3,001
 01/01/2017 to 12/31/2017........   16.044005        16.303547            3,363
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........    3.334549         1.519002          266,237
 01/01/2009 to 12/31/2009........    1.519002         2.401604          223,569
 01/01/2010 to 12/31/2010........    2.401604         2.881744          216,936
 01/01/2011 to 12/31/2011........    2.881744         2.283969          206,311
 01/01/2012 to 12/31/2012........    2.283969         2.645438          211,136
 01/01/2013 to 12/31/2013........    2.645438         3.326375          163,713
 01/01/2014 to 12/31/2014........    3.326375         3.329709          148,222
 01/01/2015 to 12/31/2015........    3.329709         3.272433          145,065
 01/01/2016 to 12/31/2016........    3.272433         3.274941          116,248
 01/01/2017 to 12/31/2017........    3.274941         4.041581          102,324
American Funds Growth Sub-Account

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    15.300201         8.401982         144,836
 01/01/2009 to 12/31/2009........     8.401982        11.481442         136,833
 01/01/2010 to 12/31/2010........    11.481442        13.356663         120,588
 01/01/2011 to 12/31/2011........    13.356663        12.532737         110,816
 01/01/2012 to 12/31/2012........    12.532737        14.480979         108,005
 01/01/2013 to 12/31/2013........    14.480979        18.467161          92,560
 01/01/2014 to 12/31/2014........    18.467161        19.641739          77,685
 01/01/2015 to 12/31/2015........    19.641739        20.573171          70,051
 01/01/2016 to 12/31/2016........    20.573171        22.079134          62,679
 01/01/2017 to 12/31/2017........    22.079134        27.766651          49,522
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    10.398861         6.334487         150,065
 01/01/2009 to 12/31/2009........     6.334487         8.148837         124,269
 01/01/2010 to 12/31/2010........     8.148837         8.900297         113,300
 01/01/2011 to 12/31/2011........     8.900297         8.564754         119,367
 01/01/2012 to 12/31/2012........     8.564754         9.861845          93,164
 01/01/2013 to 12/31/2013........     9.861845        12.905003          81,439
 01/01/2014 to 12/31/2014........    12.905003        13.994690          69,947
 01/01/2015 to 12/31/2015........    13.994690        13.917106          63,694
 01/01/2016 to 12/31/2016........    13.917106        15.213225          57,019
 01/01/2017 to 12/31/2017........    15.213225        18.250808          47,802





                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.188418        10.515091              0
 01/01/2013 to 12/31/2013........    10.515091        11.490127              0
 01/01/2014 to 12/31/2014........    11.490127        12.126533              0
 01/01/2015 to 12/31/2015........    12.126533        11.991176            548
 01/01/2016 to 12/31/2016........    11.991176        12.212986            544
 01/01/2017 to 12/31/2017........    12.212986        13.642936            540
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996809         1.038256              0
 01/01/2015 to 12/31/2015........     1.038256         1.010713              0
 01/01/2016 to 12/31/2016........     1.010713         1.013500              0
 01/01/2017 to 12/31/2017........     1.013500         1.150797              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008137         6.997179              0
 01/01/2009 to 12/31/2009........     6.997179         8.896655         47,199
 01/01/2010 to 12/31/2010........     8.896655         9.810440         46,694
 01/01/2011 to 12/31/2011........     9.810440         9.440218              0
 01/01/2012 to 12/31/2012........     9.440218        10.535816          8,503
 01/01/2013 to 12/31/2013........    10.535816        12.277863          8,447
 01/01/2014 to 12/31/2014........    12.277863        12.801090          8,066
 01/01/2015 to 12/31/2015........    12.801090        12.496508            524
 01/01/2016 to 12/31/2016........    12.496508        13.245376            520
 01/01/2017 to 12/31/2017........    13.245376        15.217947            517
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998137         6.346661         13,284
 01/01/2009 to 12/31/2009........     6.346661         8.363656         26,094

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     8.363656         9.331438          29,348
 01/01/2011 to 12/31/2011........     9.331438         8.740243          34,086
 01/01/2012 to 12/31/2012........     8.740243         9.980552          29,329
 01/01/2013 to 12/31/2013........     9.980552        12.276064          37,022
 01/01/2014 to 12/31/2014........    12.276064        12.840078          34,296
 01/01/2015 to 12/31/2015........    12.840078        12.528224          34,346
 01/01/2016 to 12/31/2016........    12.528224        13.420501          34,023
 01/01/2017 to 12/31/2017........    13.420501        16.011551          33,723
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018136         7.669513           9,132
 01/01/2009 to 12/31/2009........     7.669513         9.304391          33,977
 01/01/2010 to 12/31/2010........     9.304391        10.053851          64,939
 01/01/2011 to 12/31/2011........    10.053851         9.903644          43,789
 01/01/2012 to 12/31/2012........     9.903644        10.791138          40,799
 01/01/2013 to 12/31/2013........    10.791138        12.043688          30,037
 01/01/2014 to 12/31/2014........    12.043688        12.562312          29,528
 01/01/2015 to 12/31/2015........    12.562312        12.260885          29,324
 01/01/2016 to 12/31/2016........    12.260885        12.899594          31,960
 01/01/2017 to 12/31/2017........    12.899594        14.327049          31,747
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.118844        11.501942             998
 01/01/2013 to 12/31/2013........    11.501942        10.924562             172
 01/01/2014 to 12/31/2014........    10.924562        11.169773             132
 01/01/2015 to 12/31/2015........    11.169773         9.930173              62
 01/01/2016 to 12/31/2016........     9.930173        10.637649              26
 01/01/2017 to 12/31/2017........    10.637649        11.484040              26
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.852534         1.015475         128,630
 01/01/2009 to 12/31/2009........     1.015475         1.216856         116,920
 01/01/2010 to 12/31/2010........     1.216856         1.278438          87,193
 01/01/2011 to 12/31/2011........     1.278438         1.003871          61,572
 01/01/2012 to 12/31/2012........     1.003871         1.177998          42,329
 01/01/2013 to 12/31/2013........     1.177998         1.333462          22,367
 01/01/2014 to 12/31/2014........     1.333462         1.267153          23,599
 01/01/2015 to 12/31/2015........     1.267153         1.218757          23,530
 01/01/2016 to 12/31/2016........     1.218757         1.258732          22,377
 01/01/2017 to 12/31/2017........     1.258732         1.669367          18,132
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.881172         1.031918         787,515
 01/01/2009 to 12/31/2009........     1.031918         1.237341         868,952
 01/01/2010 to 12/31/2010........     1.237341         1.302106         742,933
 01/01/2011 to 12/31/2011........     1.302106         1.024408         336,404
 01/01/2012 to 12/31/2012........     1.024408         1.202371          50,518
 01/01/2013 to 12/31/2013........     1.202371         1.362930          49,740
 01/01/2014 to 12/31/2014........     1.362930         1.297175          45,475
 01/01/2015 to 12/31/2015........     1.297175         1.247927          42,982
 01/01/2016 to 12/31/2016........     1.247927         1.291197          37,125
 01/01/2017 to 12/31/2017........     1.291197         1.712784          34,077
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.508563         4.269915         418,207
 01/01/2009 to 12/31/2009........     4.269915         4.583464         382,954
 01/01/2010 to 12/31/2010........     4.583464         4.869825         337,299
 01/01/2011 to 12/31/2011........     4.869825         5.089799          96,808

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     5.089799         5.367905           43,137
 01/01/2013 to 12/31/2013........     5.367905         5.224240           43,637
 01/01/2014 to 12/31/2014........     5.224240         5.485948           38,793
 01/01/2015 to 12/31/2015........     5.485948         5.411852           39,618
 01/01/2016 to 12/31/2016........     5.411852         5.473089           37,758
 01/01/2017 to 12/31/2017........     5.473089         5.588181           37,272
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.076771         1.914892           89,570
 01/01/2009 to 12/31/2009........     1.914892         2.569866           94,299
 01/01/2010 to 12/31/2010........     2.569866         3.018476          107,278
 01/01/2011 to 12/31/2011........     3.018476         2.695991          103,942
 01/01/2012 to 12/31/2012........     2.695991         3.023292          101,587
 01/01/2013 to 12/31/2013........     3.023292         3.980058          102,581
 01/01/2014 to 12/31/2014........     3.980058         4.250887           67,342
 01/01/2015 to 12/31/2015........     4.250887         4.430446           36,090
 01/01/2016 to 12/31/2016........     4.430446         4.349303           35,482
 01/01/2017 to 12/31/2017........     4.349303         5.711768           22,120
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    17.091465         9.249594                0
 01/01/2009 to 05/01/2009........     9.249594         9.643160                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.109043         1.936897          248,411
 01/01/2009 to 12/31/2009........     1.936897         2.601661          231,007
 01/01/2010 to 12/31/2010........     2.601661         3.059762          152,552
 01/01/2011 to 12/31/2011........     3.059762         2.735627           29,966
 01/01/2012 to 12/31/2012........     2.735627         3.070490           20,442
 01/01/2013 to 12/31/2013........     3.070490         4.046487           18,301
 01/01/2014 to 12/31/2014........     4.046487         4.326146           15,568
 01/01/2015 to 12/31/2015........     4.326146         4.512943           17,390
 01/01/2016 to 12/31/2016........     4.512943         4.434323           17,435
 01/01/2017 to 12/31/2017........     4.434323         5.830484           16,432
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.944106        10.245474              921
 01/01/2013 to 12/31/2013........    10.245474        11.111140            2,458
 01/01/2014 to 12/31/2014........    11.111140        11.570088            2,447
 01/01/2015 to 12/31/2015........    11.570088        11.362683            2,924
 01/01/2016 to 12/31/2016........    11.362683        11.666197            2,817
 01/01/2017 to 12/31/2017........    11.666197        12.996573            2,714
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.194567         2.213552        1,887,764
 01/01/2009 to 12/31/2009........     2.213552         2.181749        1,218,369
 01/01/2010 to 12/31/2010........     2.181749         2.144972          633,108
 01/01/2011 to 12/31/2011........     2.144972         2.108912          262,491
 01/01/2012 to 12/31/2012........     2.108912         2.073169          163,256
 01/01/2013 to 12/31/2013........     2.073169         2.038222          151,533
 01/01/2014 to 12/31/2014........     2.038222         2.003863          120,975
 01/01/2015 to 12/31/2015........     2.003863         1.970084          118,147
 01/01/2016 to 12/31/2016........     1.970084         1.939047           93,269
 01/01/2017 to 12/31/2017........     1.939047         1.918548           77,271
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.846545         7.520818           24,508

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     7.520818         9.722390          26,697
 01/01/2010 to 12/31/2010........     9.722390        11.058410          18,787
 01/01/2011 to 04/29/2011........    11.058410        11.979508               0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    11.943377        10.208200           9,558
 01/01/2012 to 12/31/2012........    10.208200        11.715378           6,834
 01/01/2013 to 12/31/2013........    11.715378        14.916570          12,211
 01/01/2014 to 12/31/2014........    14.916570        15.411376           3,580
 01/01/2015 to 12/31/2015........    15.411376        14.847302           3,576
 01/01/2016 to 12/31/2016........    14.847302        15.907603           3,572
 01/01/2017 to 12/31/2017........    15.907603        19.227233           7,169
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.211219         9.435942         100,091
 01/01/2009 to 12/31/2009........     9.435942        11.181033         195,280
 01/01/2010 to 12/31/2010........    11.181033        12.097580          90,423
 01/01/2011 to 12/31/2011........    12.097580        12.280957          80,387
 01/01/2012 to 12/31/2012........    12.280957        13.181119          68,691
 01/01/2013 to 12/31/2013........    13.181119        13.514370          59,346
 01/01/2014 to 12/31/2014........    13.514370        13.880728          51,169
 01/01/2015 to 12/31/2015........    13.880728        13.566834          47,026
 01/01/2016 to 12/31/2016........    13.566834        13.942382          55,685
 01/01/2017 to 12/31/2017........    13.942382        14.658293          51,262
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.635181         8.968213          72,688
 01/01/2009 to 12/31/2009........     8.968213        10.904677         178,040
 01/01/2010 to 12/31/2010........    10.904677        11.956673         169,849
 01/01/2011 to 12/31/2011........    11.956673        11.878867         132,101
 01/01/2012 to 12/31/2012........    11.878867        13.016074         170,054
 01/01/2013 to 12/31/2013........    13.016074        14.194717         168,164
 01/01/2014 to 12/31/2014........    14.194717        14.642950          86,032
 01/01/2015 to 12/31/2015........    14.642950        14.241594          83,661
 01/01/2016 to 12/31/2016........    14.241594        14.853924          86,337
 01/01/2017 to 12/31/2017........    14.853924        16.158459          83,719
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.099222         8.488806         250,401
 01/01/2009 to 12/31/2009........     8.488806        10.559881         190,997
 01/01/2010 to 12/31/2010........    10.559881        11.749387         213,720
 01/01/2011 to 12/31/2011........    11.749387        11.393619         107,441
 01/01/2012 to 12/31/2012........    11.393619        12.683694          86,813
 01/01/2013 to 12/31/2013........    12.683694        14.712562          81,131
 01/01/2014 to 12/31/2014........    14.712562        15.195087          80,634
 01/01/2015 to 12/31/2015........    15.195087        14.749541          80,009
 01/01/2016 to 12/31/2016........    14.749541        15.531255          54,312
 01/01/2017 to 12/31/2017........    15.531255        17.519705          50,277
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998137         7.019107          12,383
 01/01/2009 to 12/31/2009........     7.019107         8.871078          13,238
 01/01/2010 to 12/31/2010........     8.871078         9.597761          13,138
 01/01/2011 to 12/31/2011........     9.597761         9.270180               0
 01/01/2012 to 12/31/2012........     9.270180        10.582532               0
 01/01/2013 to 04/26/2013........    10.582532        11.381805               0

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.455281        13.031505                0
 01/01/2014 to 04/25/2014........    13.031505        12.966583                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.556012         8.009019          218,493
 01/01/2009 to 12/31/2009........     8.009019        10.164881          198,469
 01/01/2010 to 12/31/2010........    10.164881        11.462612          151,651
 01/01/2011 to 12/31/2011........    11.462612        10.844681          132,049
 01/01/2012 to 12/31/2012........    10.844681        12.301324          121,551
 01/01/2013 to 12/31/2013........    12.301324        15.034246          117,275
 01/01/2014 to 12/31/2014........    15.034246        15.553460          115,298
 01/01/2015 to 12/31/2015........    15.553460        15.031903          110,174
 01/01/2016 to 12/31/2016........    15.031903        15.981610          101,810
 01/01/2017 to 12/31/2017........    15.981610        18.723835           62,695
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.970977        10.412592                0
 01/01/2013 to 12/31/2013........    10.412592        11.707308                0
 01/01/2014 to 12/31/2014........    11.707308        12.620486              473
 01/01/2015 to 12/31/2015........    12.620486        11.900565            1,021
 01/01/2016 to 12/31/2016........    11.900565        12.678679            1,016
 01/01/2017 to 12/31/2017........    12.678679        14.750840              845
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.429814         1.816266          103,606
 01/01/2009 to 12/31/2009........     1.816266         2.521303          118,889
 01/01/2010 to 12/31/2010........     2.521303         2.844702           73,931
 01/01/2011 to 12/31/2011........     2.844702         2.978376           59,716
 01/01/2012 to 12/31/2012........     2.978376         3.267012           49,190
 01/01/2013 to 12/31/2013........     3.267012         4.384621           32,003
 01/01/2014 to 12/31/2014........     4.384621         4.382866           26,980
 01/01/2015 to 12/31/2015........     4.382866         3.892517           15,871
 01/01/2016 to 12/31/2016........     3.892517         4.693783           14,542
 01/01/2017 to 12/31/2017........     4.693783         5.193564           10,386
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.509160         1.860129        1,353,146
 01/01/2009 to 12/31/2009........     1.860129         2.584712        1,248,312
 01/01/2010 to 12/31/2010........     2.584712         2.919105          953,360
 01/01/2011 to 12/31/2011........     2.919105         3.059362          296,176
 01/01/2012 to 12/31/2012........     3.059362         3.359228           46,516
 01/01/2013 to 12/31/2013........     3.359228         4.513024           49,428
 01/01/2014 to 12/31/2014........     4.513024         4.515689           48,051
 01/01/2015 to 12/31/2015........     4.515689         4.014412           54,598
 01/01/2016 to 12/31/2016........     4.014412         4.845727           57,777
 01/01/2017 to 12/31/2017........     4.845727         5.367160           46,767
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.987672         9.747194                0
 01/01/2012 to 12/31/2012........     9.747194        10.003456            4,916
 01/01/2013 to 12/31/2013........    10.003456         9.948991            4,340
 01/01/2014 to 12/31/2014........     9.948991         9.884750            4,330
 01/01/2015 to 12/31/2015........     9.884750         9.657634            2,717
 01/01/2016 to 12/31/2016........     9.657634         9.792357            2,598
 01/01/2017 to 12/31/2017........     9.792357         9.755947            2,484
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    41.028762        30.265364            2,178
 01/01/2009 to 12/31/2009........    30.265364        34.813921            2,270
 01/01/2010 to 12/31/2010........    34.813921        37.415418            1,324
 01/01/2011 to 12/31/2011........    37.415418        38.106320              126
 01/01/2012 to 12/31/2012........    38.106320        41.996536              110
 01/01/2013 to 12/31/2013........    41.996536        49.660752              171
 01/01/2014 to 12/31/2014........    49.660752        53.842948               65
 01/01/2015 to 12/31/2015........    53.842948        54.150042               64
 01/01/2016 to 12/31/2016........    54.150042        56.826090               64
 01/01/2017 to 12/31/2017........    56.826090        64.169073               46
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.718870         2.211124          328,676
 01/01/2009 to 12/31/2009........     2.211124         2.861895          292,582
 01/01/2010 to 12/31/2010........     2.861895         3.143200          205,469
 01/01/2011 to 12/31/2011........     3.143200         2.958395          157,457
 01/01/2012 to 12/31/2012........     2.958395         3.275215          126,879
 01/01/2013 to 12/31/2013........     3.275215         4.294178           98,187
 01/01/2014 to 12/31/2014........     4.294178         4.658901           83,724
 01/01/2015 to 12/31/2015........     4.658901         4.678465           64,527
 01/01/2016 to 12/31/2016........     4.678465         4.924130           57,037
 01/01/2017 to 12/31/2017........     4.924130         5.751995           32,067
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.763142         2.239742        1,628,319
 01/01/2009 to 12/31/2009........     2.239742         2.902831        1,507,474
 01/01/2010 to 12/31/2010........     2.902831         3.191169        1,202,741
 01/01/2011 to 12/31/2011........     3.191169         3.006364          454,040
 01/01/2012 to 12/31/2012........     3.006364         3.330816           67,388
 01/01/2013 to 12/31/2013........     3.330816         4.372639           66,720
 01/01/2014 to 12/31/2014........     4.372639         4.748023           44,027
 01/01/2015 to 12/31/2015........     4.748023         4.773791           39,032
 01/01/2016 to 12/31/2016........     4.773791         5.029004           34,130
 01/01/2017 to 12/31/2017........     5.029004         5.879963           33,814
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     7.318365         4.510433           45,231
 01/01/2009 to 12/31/2009........     4.510433         5.285657           58,757
 01/01/2010 to 12/31/2010........     5.285657         5.843831           39,428
 01/01/2011 to 12/31/2011........     5.843831         5.760186            7,403
 01/01/2012 to 12/31/2012........     5.760186         6.422123            1,175
 01/01/2013 to 12/31/2013........     6.422123         8.478470            1,715
 01/01/2014 to 12/31/2014........     8.478470         9.461287            1,423
 01/01/2015 to 12/31/2015........     9.461287         9.719828              791
 01/01/2016 to 12/31/2016........     9.719828        10.346994              685
 01/01/2017 to 12/31/2017........    10.346994        12.405013              594
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.123181         9.244955           63,882
 01/01/2009 to 12/31/2009........     9.244955        12.246189           53,859
 01/01/2010 to 12/31/2010........    12.246189        13.979123           44,765
 01/01/2011 to 12/31/2011........    13.979123        12.976144           25,939
 01/01/2012 to 12/31/2012........    12.976144        16.071691           14,778
 01/01/2013 to 12/31/2013........    16.071691        16.361006           13,326
 01/01/2014 to 12/31/2014........    16.361006        18.219333           10,933

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    18.219333        17.661157           9,383
 01/01/2016 to 12/31/2016........    17.661157        17.515237           8,408
 01/01/2017 to 12/31/2017........    17.515237        19.071237           6,637
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.776477         0.465241         305,692
 01/01/2009 to 12/31/2009........     0.465241         0.608165         283,862
 01/01/2010 to 12/31/2010........     0.608165         0.740147         320,125
 01/01/2011 to 12/31/2011........     0.740147         0.751327          98,910
 01/01/2012 to 12/31/2012........     0.751327         0.875296          96,153
 01/01/2013 to 12/31/2013........     0.875296         1.252973         104,003
 01/01/2014 to 12/31/2014........     1.252973         1.464587         134,483
 01/01/2015 to 12/31/2015........     1.464587         1.381776          44,513
 01/01/2016 to 12/31/2016........     1.381776         1.394898          43,821
 01/01/2017 to 12/31/2017........     1.394898         1.623913          48,274
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   165.578366        94.415952           4,914
 01/01/2009 to 12/31/2009........    94.415952       132.604203           5,134
 01/01/2010 to 12/31/2010........   132.604203       142.621142           4,593
 01/01/2011 to 12/31/2011........   142.621142       129.641895           2,271
 01/01/2012 to 12/31/2012........   129.641895       156.141071           1,231
 01/01/2013 to 12/31/2013........   156.141071       197.698607             803
 01/01/2014 to 04/25/2014........   197.698607       205.670490               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     9.065356         4.044572           2,561
 01/01/2009 to 12/31/2009........     4.044572         5.486228           2,612
 01/01/2010 to 12/31/2010........     5.486228         5.789419           2,639
 01/01/2011 to 04/29/2011........     5.789419         6.149930               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.621642         0.562772         422,276
 01/01/2012 to 12/31/2012........     0.562772         0.655956          17,497
 01/01/2013 to 12/31/2013........     0.655956         0.940589          61,777
 01/01/2014 to 12/31/2014........     0.940589         1.099925          97,271
 01/01/2015 to 12/31/2015........     1.099925         1.038272          93,388
 01/01/2016 to 12/31/2016........     1.038272         1.049725          93,798
 01/01/2017 to 12/31/2017........     1.049725         1.223463          88,300
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.915323         0.408727         528,977
 01/01/2009 to 12/31/2009........     0.408727         0.554382         547,036
 01/01/2010 to 12/31/2010........     0.554382         0.585236         405,098
 01/01/2011 to 04/29/2011........     0.585236         0.621729               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    47.554063        25.319476           2,396
 01/01/2009 to 12/31/2009........    25.319476        37.105374           2,558
 01/01/2010 to 12/31/2010........    37.105374        41.950169             835
 01/01/2011 to 12/31/2011........    41.950169        39.906203             335
 01/01/2012 to 12/31/2012........    39.906203        43.424753             347
 01/01/2013 to 12/31/2013........    43.424753        56.540130             351
 01/01/2014 to 12/31/2014........    56.540130        61.632676           1,439
 01/01/2015 to 12/31/2015........    61.632676        62.171735             157
 01/01/2016 to 12/31/2016........    62.171735        64.276322             186
 01/01/2017 to 12/31/2017........    64.276322        78.954122             186

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.913491       1.112032           387,923
 01/01/2009 to 12/31/2009........     1.112032       1.695277           443,564
 01/01/2010 to 12/31/2010........     1.695277       1.940393           329,170
 01/01/2011 to 12/31/2011........     1.940393       1.635777           332,301
 01/01/2012 to 12/31/2012........     1.635777       2.078474           188,181
 01/01/2013 to 12/31/2013........     2.078474       2.666492           176,303
 01/01/2014 to 12/31/2014........     2.666492       2.469754           134,469
 01/01/2015 to 12/31/2015........     2.469754       2.318318           192,661
 01/01/2016 to 12/31/2016........     2.318318       2.465629           118,894
 01/01/2017 to 12/31/2017........     2.465629       3.161830           100,711
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.924969       1.119805           420,800
 01/01/2009 to 12/31/2009........     1.119805       1.709378           479,929
 01/01/2010 to 12/31/2010........     1.709378       1.957976           389,410
 01/01/2011 to 12/31/2011........     1.957976       1.653212           168,378
 01/01/2012 to 12/31/2012........     1.653212       2.100941            17,644
 01/01/2013 to 12/31/2013........     2.100941       2.698581            17,239
 01/01/2014 to 12/31/2014........     2.698581       2.502775            16,748
 01/01/2015 to 12/31/2015........     2.502775       2.350988            16,312
 01/01/2016 to 12/31/2016........     2.350988       2.503433            13,899
 01/01/2017 to 12/31/2017........     2.503433       3.212669            13,590
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010663       1.045831                 0
 01/01/2013 to 12/31/2013........     1.045831       1.047337            15,636
 01/01/2014 to 12/31/2014........     1.047337       1.087147            15,569
 01/01/2015 to 12/31/2015........     1.087147       1.023876            17,522
 01/01/2016 to 12/31/2016........     1.023876       1.124561            16,849
 01/01/2017 to 12/31/2017........     1.124561       1.216227            16,204
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........     1.573498       0.947791           227,601
 01/01/2009 to 12/31/2009........     0.947791       1.246953           246,777
 01/01/2010 to 12/31/2010........     1.246953       1.546938           199,817
 01/01/2011 to 12/31/2011........     1.546938       1.504472           154,724
 01/01/2012 to 12/31/2012........     1.504472       1.748616            65,736
 01/01/2013 to 12/31/2013........     1.748616       2.409841            71,943
 01/01/2014 to 12/31/2014........     2.409841       2.556645            97,142
 01/01/2015 to 12/31/2015........     2.556645       2.470572            25,681
 01/01/2016 to 12/31/2016........     2.470572       2.706668            22,925
 01/01/2017 to 12/31/2017........     2.706668       3.335310            18,006
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.530405       0.330866            14,183
 01/01/2009 to 12/31/2009........     0.330866       0.453984            18,941
 01/01/2010 to 12/31/2010........     0.453984       0.496833            19,825
 01/01/2011 to 12/31/2011........     0.496833       0.489558            19,054
 01/01/2012 to 12/31/2012........     0.489558       0.556136           138,881
 01/01/2013 to 12/31/2013........     0.556136       0.747603           141,266
 01/01/2014 to 12/31/2014........     0.747603       0.799264            41,083
 01/01/2015 to 12/31/2015........     0.799264       0.868611            20,445
 01/01/2016 to 12/31/2016........     0.868611       0.852861            26,457
 01/01/2017 to 12/31/2017........     0.852861       1.148689            18,870
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.109556       5.372750            17,905

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     5.372750         7.590645          14,534
 01/01/2010 to 12/31/2010........     7.590645         8.164005          13,354
 01/01/2011 to 12/31/2011........     8.164005         7.915853          10,053
 01/01/2012 to 04/27/2012........     7.915853         8.896615               0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     0.532686         0.332147         271,749
 01/01/2009 to 12/31/2009........     0.332147         0.456783         205,446
 01/01/2010 to 12/31/2010........     0.456783         0.500469         194,050
 01/01/2011 to 12/31/2011........     0.500469         0.493561          92,642
 01/01/2012 to 12/31/2012........     0.493561         0.560790           5,770
 01/01/2013 to 12/31/2013........     0.560790         0.754802           5,661
 01/01/2014 to 12/31/2014........     0.754802         0.807806           5,244
 01/01/2015 to 12/31/2015........     0.807806         0.878888           5,122
 01/01/2016 to 12/31/2016........     0.878888         0.863958               0
 01/01/2017 to 12/31/2017........     0.863958         1.164767               0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012718         1.047873               0
 01/01/2013 to 12/31/2013........     1.047873         1.143398               0
 01/01/2014 to 12/31/2014........     1.143398         1.202541               0
 01/01/2015 to 12/31/2015........     1.202541         1.192843           5,523
 01/01/2016 to 12/31/2016........     1.192843         1.206780           5,484
 01/01/2017 to 12/31/2017........     1.206780         1.384133           5,446
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.826791        14.068624             286
 01/01/2014 to 12/31/2014........    14.068624        14.311037               0
 01/01/2015 to 12/31/2015........    14.311037        14.242534               0
 01/01/2016 to 12/31/2016........    14.242534        14.671382               0
 01/01/2017 to 12/31/2017........    14.671382        17.738036               0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998137         7.969900               0
 01/01/2009 to 12/31/2009........     7.969900        10.016091           5,993
 01/01/2010 to 12/31/2010........    10.016091        11.011312          26,359
 01/01/2011 to 12/31/2011........    11.011312        11.057144           3,639
 01/01/2012 to 12/31/2012........    11.057144        12.227783           2,522
 01/01/2013 to 04/26/2013........    12.227783        12.751640               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.384878         2.127780         136,197
 01/01/2009 to 12/31/2009........     2.127780         2.717966         130,892
 01/01/2010 to 12/31/2010........     2.717966         3.399268          99,567
 01/01/2011 to 12/31/2011........     3.399268         3.353404          83,213
 01/01/2012 to 12/31/2012........     3.353404         3.766964          60,127
 01/01/2013 to 12/31/2013........     3.766964         5.210273          57,018
 01/01/2014 to 12/31/2014........     5.210273         5.301823          29,498
 01/01/2015 to 12/31/2015........     5.301823         5.121637          16,654
 01/01/2016 to 12/31/2016........     5.121637         5.990633          13,835
 01/01/2017 to 12/31/2017........     5.990633         6.770941           7,394
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.419803         2.151898         375,726
 01/01/2009 to 12/31/2009........     2.151898         2.751393         285,209
 01/01/2010 to 12/31/2010........     2.751393         3.444603         214,863
 01/01/2011 to 12/31/2011........     3.444603         3.401574          86,106
 01/01/2012 to 12/31/2012........     3.401574         3.824804          29,537
 01/01/2013 to 12/31/2013........     3.824804         5.295607          20,772

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     5.295607         5.393814           18,040
 01/01/2015 to 12/31/2015........     5.393814         5.215889           17,550
 01/01/2016 to 12/31/2016........     5.215889         6.106876           16,758
 01/01/2017 to 12/31/2017........     6.106876         6.909173           15,987
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     1.095477         0.632063          448,540
 01/01/2009 to 12/31/2009........     0.632063         0.805818          484,267
 01/01/2010 to 12/31/2010........     0.805818         1.040592          400,045
 01/01/2011 to 12/31/2011........     1.040592         1.051173          110,536
 01/01/2012 to 12/31/2012........     1.051173         1.145939           60,509
 01/01/2013 to 12/31/2013........     1.145939         1.671694           59,085
 01/01/2014 to 12/31/2014........     1.671694         1.658874           62,781
 01/01/2015 to 12/31/2015........     1.658874         1.654186          153,725
 01/01/2016 to 12/31/2016........     1.654186         1.724649           54,951
 01/01/2017 to 12/31/2017........     1.724649         2.148110           59,139
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     1.344000         1.395685        1,213,347
 01/01/2009 to 12/31/2009........     1.395685         1.440490          981,155
 01/01/2010 to 12/31/2010........     1.440490         1.496841          689,830
 01/01/2011 to 12/31/2011........     1.496841         1.578858          258,478
 01/01/2012 to 12/31/2012........     1.578858         1.608369          152,992
 01/01/2013 to 12/31/2013........     1.608369         1.541225          171,222
 01/01/2014 to 12/31/2014........     1.541225         1.598255          116,758
 01/01/2015 to 12/31/2015........     1.598255         1.572721           85,297
 01/01/2016 to 12/31/2016........     1.572721         1.579302           77,725
 01/01/2017 to 12/31/2017........     1.579302         1.598780           64,955
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     1.618600         1.012356          732,310
 01/01/2009 to 12/31/2009........     1.012356         1.361318          565,490
 01/01/2010 to 12/31/2010........     1.361318         1.686302          485,747
 01/01/2011 to 12/31/2011........     1.686302         1.621668          157,823
 01/01/2012 to 12/31/2012........     1.621668         1.870460           78,793
 01/01/2013 to 12/31/2013........     1.870460         2.442667           61,779
 01/01/2014 to 12/31/2014........     2.442667         2.623039            3,257
 01/01/2015 to 12/31/2015........     2.623039         2.511221            1,771
 01/01/2016 to 12/31/2016........     2.511221         2.966097            1,669
 01/01/2017 to 12/31/2017........     2.966097         3.372005            1,293
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.624495         0.923080          644,186
 01/01/2009 to 12/31/2009........     0.923080         1.164240          544,586
 01/01/2010 to 12/31/2010........     1.164240         1.235202          450,370
 01/01/2011 to 12/31/2011........     1.235202         1.060802          191,327
 01/01/2012 to 12/31/2012........     1.060802         1.230796          125,063
 01/01/2013 to 12/31/2013........     1.230796         1.470466           75,937
 01/01/2014 to 12/31/2014........     1.470466         1.355065           35,201
 01/01/2015 to 12/31/2015........     1.355065         1.315171           34,095
 01/01/2016 to 12/31/2016........     1.315171         1.305934           30,760
 01/01/2017 to 12/31/2017........     1.305934         1.599923           27,971
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.781562        11.250795                0
 01/01/2014 to 12/31/2014........    11.250795        12.085520                0
 01/01/2015 to 12/31/2015........    12.085520        11.737809                0
 01/01/2016 to 12/31/2016........    11.737809        12.043264                0

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........   12.043264        13.681299               324
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........    1.734506         1.131011           316,456
 01/01/2009 to 12/31/2009........    1.131011         1.397279           283,758
 01/01/2010 to 12/31/2010........    1.397279         1.738860           179,507
 01/01/2011 to 12/31/2011........    1.738860         1.636314           110,490
 01/01/2012 to 12/31/2012........    1.636314         1.866802            17,905
 01/01/2013 to 12/31/2013........    1.866802         2.536124            16,222
 01/01/2014 to 12/31/2014........    2.536124         2.612593            14,318
 01/01/2015 to 12/31/2015........    2.612593         2.453179            10,318
 01/01/2016 to 12/31/2016........    2.453179         2.917410             6,209
 01/01/2017 to 12/31/2017........    2.917410         3.281152             6,330
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........    4.217311         2.601189           333,143
 01/01/2009 to 12/31/2009........    2.601189         3.220221           291,997
 01/01/2010 to 12/31/2010........    3.220221         3.624732           238,021
 01/01/2011 to 12/31/2011........    3.624732         3.622034            53,193
 01/01/2012 to 12/31/2012........    3.622034         4.110039             5,030
 01/01/2013 to 12/31/2013........    4.110039         5.321654             5,337
 01/01/2014 to 12/31/2014........    5.321654         5.917274             4,703
 01/01/2015 to 12/31/2015........    5.917274         5.870662             3,556
 01/01/2016 to 12/31/2016........    5.870662         6.428680             3,296
 01/01/2017 to 12/31/2017........    6.428680         7.662627             1,454
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........    1.774809         1.005603         1,381,235
 01/01/2009 to 12/31/2009........    1.005603         1.300730         1,017,383
 01/01/2010 to 12/31/2010........    1.300730         1.424664           651,265
 01/01/2011 to 12/31/2011........    1.424664         1.250618           317,139
 01/01/2012 to 12/31/2012........    1.250618         1.434844           183,088
 01/01/2013 to 12/31/2013........    1.434844         1.682319           156,009
 01/01/2014 to 12/31/2014........    1.682319         1.539015            81,557
 01/01/2015 to 12/31/2015........    1.539015         1.486231            35,245
 01/01/2016 to 12/31/2016........    1.486231         1.448388            32,464
 01/01/2017 to 12/31/2017........    1.448388         1.824983            25,427
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........    4.318319         3.296560           443,038
 01/01/2009 to 12/31/2009........    3.296560         3.834217           408,466
 01/01/2010 to 12/31/2010........    3.834217         4.138958           315,561
 01/01/2011 to 12/31/2011........    4.138958         4.157193           129,934
 01/01/2012 to 12/31/2012........    4.157193         4.548913            42,864
 01/01/2013 to 12/31/2013........    4.548913         5.308534            40,736
 01/01/2014 to 12/31/2014........    5.308534         5.655559            37,324
 01/01/2015 to 12/31/2015........    5.655559         5.538007            25,006
 01/01/2016 to 12/31/2016........    5.538007         5.930488            23,374
 01/01/2017 to 12/31/2017........    5.930488         6.540296            17,644
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    1.441905         0.919836           242,180
 01/01/2009 to 12/31/2009........    0.919836         1.004295           258,397
 01/01/2010 to 12/31/2010........    1.004295         1.075503           194,158
 01/01/2011 to 12/31/2011........    1.075503         1.079085           180,907
 01/01/2012 to 12/31/2012........    1.079085         1.208993           140,214
 01/01/2013 to 12/31/2013........    1.208993         1.565954           104,297
 01/01/2014 to 12/31/2014........    1.565954         1.688921            75,707

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   1.688921           1.557862          66,085
 01/01/2016 to 12/31/2016........   1.557862           1.808772          64,922
 01/01/2017 to 12/31/2017........   1.808772           1.909110          58,679
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.450198           0.926134         494,505
 01/01/2009 to 12/31/2009........   0.926134           1.012288         319,122
 01/01/2010 to 12/31/2010........   1.012288           1.084831         242,723
 01/01/2011 to 12/31/2011........   1.084831           1.089272          98,725
 01/01/2012 to 12/31/2012........   1.089272           1.222212          22,716
 01/01/2013 to 12/31/2013........   1.222212           1.584763          14,906
 01/01/2014 to 12/31/2014........   1.584763           1.710582          24,235
 01/01/2015 to 12/31/2015........   1.710582           1.579714          22,827
 01/01/2016 to 12/31/2016........   1.579714           1.834816          54,672
 01/01/2017 to 12/31/2017........   1.834816           1.939528          53,941
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.358781           0.885593          90,331
 01/01/2009 to 12/31/2009........   0.885593           1.049889          83,036
 01/01/2010 to 12/31/2010........   1.049889           1.147593          61,842
 01/01/2011 to 12/31/2011........   1.147593           1.135498          59,837
 01/01/2012 to 12/31/2012........   1.135498           1.298420          31,968
 01/01/2013 to 12/31/2013........   1.298420           1.728262          47,333
 01/01/2014 to 12/31/2014........   1.728262           1.878591          33,858
 01/01/2015 to 12/31/2015........   1.878591           1.840192          26,415
 01/01/2016 to 12/31/2016........   1.840192           2.064188          27,435
 01/01/2017 to 12/31/2017........   2.064188           2.386323          32,473
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   3.052602           1.827543          11,724
 01/01/2009 to 12/31/2009........   1.827543           2.182789          14,074
 01/01/2010 to 12/31/2010........   2.182789           2.452417          12,587
 01/01/2011 to 12/31/2011........   2.452417           2.257219          12,488
 01/01/2012 to 12/31/2012........   2.257219           2.562275          10,562
 01/01/2013 to 04/26/2013........   2.562275           2.818262               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998137           6.586494           3,794
 01/01/2009 to 12/31/2009........   6.586494           8.086847           5,411
 01/01/2010 to 12/31/2010........   8.086847           8.827011           9,222
 01/01/2011 to 12/31/2011........   8.827011           8.631059           1,664
 01/01/2012 to 12/31/2012........   8.631059           9.665608               0
 01/01/2013 to 04/26/2013........   9.665608          10.577718               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.370811           0.894674         443,787
 01/01/2009 to 12/31/2009........   0.894674           1.061411         459,411
 01/01/2010 to 12/31/2010........   1.061411           1.160961         374,285
 01/01/2011 to 12/31/2011........   1.160961           1.150630         166,928
 01/01/2012 to 12/31/2012........   1.150630           1.316572          10,643
 01/01/2013 to 12/31/2013........   1.316572           1.755633          15,527
 01/01/2014 to 12/31/2014........   1.755633           1.909484           6,398
 01/01/2015 to 12/31/2015........   1.909484           1.872219           6,289
 01/01/2016 to 12/31/2016........   1.872219           2.102054           6,147
 01/01/2017 to 12/31/2017........   2.102054           2.434587           5,665
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   3.089208           1.851550         150,035
 01/01/2009 to 12/31/2009........   1.851550           2.214600         122,476

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     2.214600         2.490749           88,879
 01/01/2011 to 12/31/2011........     2.490749         2.294629           37,556
 01/01/2012 to 12/31/2012........     2.294629         2.607405            4,615
 01/01/2013 to 04/26/2013........     2.607405         2.868919                0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........     1.237511         1.434409          266,450
 01/01/2011 to 12/31/2011........     1.434409         1.312657          153,009
 01/01/2012 to 12/31/2012........     1.312657         1.410192           64,793
 01/01/2013 to 12/31/2013........     1.410192         1.927468           53,185
 01/01/2014 to 12/31/2014........     1.927468         1.914193           29,078
 01/01/2015 to 12/31/2015........     1.914193         1.787399           27,444
 01/01/2016 to 12/31/2016........     1.787399         1.608598           23,322
 01/01/2017 to 12/31/2017........     1.608598         2.212806           22,278
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........     1.969941         0.863100          342,225
 01/01/2009 to 12/31/2009........     0.863100         1.133090          402,885
 01/01/2010 to 04/30/2010........     1.133090         1.225142                0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........     1.980277         1.196189          108,295
 01/01/2009 to 12/31/2009........     1.196189         1.326957          127,623
 01/01/2010 to 12/31/2010........     1.326957         1.583027           80,028
 01/01/2011 to 12/31/2011........     1.583027         1.642103           56,533
 01/01/2012 to 12/31/2012........     1.642103         1.771727           44,400
 01/01/2013 to 12/31/2013........     1.771727         2.407074          111,710
 01/01/2014 to 12/31/2014........     2.407074         2.359386           91,221
 01/01/2015 to 12/31/2015........     2.359386         2.328429           67,343
 01/01/2016 to 12/31/2016........     2.328429         2.710262           59,869
 01/01/2017 to 12/31/2017........     2.710262         3.077420           46,285
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     1.539282         0.933660          342,723
 01/01/2009 to 12/31/2009........     0.933660         1.255366          328,210
 01/01/2010 to 12/31/2010........     1.255366         1.516350          291,596
 01/01/2011 to 12/31/2011........     1.516350         1.412181          160,760
 01/01/2012 to 12/31/2012........     1.412181         1.461632          110,549
 01/01/2013 to 04/26/2013........     1.461632         1.583301                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........     1.991820         1.204228        1,427,576
 01/01/2009 to 12/31/2009........     1.204228         1.336903        1,426,681
 01/01/2010 to 12/31/2010........     1.336903         1.596346        1,014,755
 01/01/2011 to 12/31/2011........     1.596346         1.656732          374,563
 01/01/2012 to 12/31/2012........     1.656732         1.789928           80,944
 01/01/2013 to 12/31/2013........     1.789928         2.435043           79,066
 01/01/2014 to 12/31/2014........     2.435043         2.389428           73,396
 01/01/2015 to 12/31/2015........     2.389428         2.359206           69,949
 01/01/2016 to 12/31/2016........     2.359206         2.749467           61,633
 01/01/2017 to 12/31/2017........     2.749467         3.125364           54,132
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    19.579813        11.441724           15,227
 01/01/2009 to 12/31/2009........    11.441724        15.726065           13,342
 01/01/2010 to 12/31/2010........    15.726065        17.923639           13,290
 01/01/2011 to 12/31/2011........    17.923639        16.140864            6,028
 01/01/2012 to 12/31/2012........    16.140864        19.227443            5,757
 01/01/2013 to 12/31/2013........    19.227443        24.028778            6,558

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    24.028778        24.129816            6,053
 01/01/2015 to 12/31/2015........    24.129816        24.656699            1,897
 01/01/2016 to 12/31/2016........    24.656699        24.297064            1,803
 01/01/2017 to 12/31/2017........    24.297064        32.664195              736
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998137         6.555702                0
 01/01/2009 to 12/31/2009........     6.555702         8.547677                0
 01/01/2010 to 12/31/2010........     8.547677         9.047275              169
 01/01/2011 to 12/31/2011........     9.047275         8.281567              117
 01/01/2012 to 12/31/2012........     8.281567         9.949837                0
 01/01/2013 to 04/26/2013........     9.949837        10.567632                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999767         1.033445                0
 01/01/2015 to 12/31/2015........     1.033445         0.960376                0
 01/01/2016 to 12/31/2016........     0.960376         1.049213                0
 01/01/2017 to 12/31/2017........     1.049213         1.161532                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    11.961113        10.948834           88,179
 01/01/2009 to 12/31/2009........    10.948834        12.707142           86,276
 01/01/2010 to 12/31/2010........    12.707142        13.462578          102,576
 01/01/2011 to 12/31/2011........    13.462578        14.710908           46,058
 01/01/2012 to 12/31/2012........    14.710908        15.782267           24,250
 01/01/2013 to 12/31/2013........    15.782267        14.077056           19,532
 01/01/2014 to 12/31/2014........    14.077056        14.240171           19,816
 01/01/2015 to 12/31/2015........    14.240171        13.564711            5,946
 01/01/2016 to 12/31/2016........    13.564711        14.000723            5,271
 01/01/2017 to 12/31/2017........    14.000723        14.242706            5,980
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.305537         1.288733        3,648,880
 01/01/2009 to 12/31/2009........     1.288733         1.495442        3,404,321
 01/01/2010 to 12/31/2010........     1.495442         1.590365        2,932,590
 01/01/2011 to 12/31/2011........     1.590365         1.613189        1,195,889
 01/01/2012 to 12/31/2012........     1.613189         1.732883          408,096
 01/01/2013 to 12/31/2013........     1.732883         1.671040          340,761
 01/01/2014 to 12/31/2014........     1.671040         1.711740          341,625
 01/01/2015 to 12/31/2015........     1.711740         1.682971          223,874
 01/01/2016 to 12/31/2016........     1.682971         1.697783          207,360
 01/01/2017 to 12/31/2017........     1.697783         1.744369          211,335
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.740046        10.884172                0
 01/01/2013 to 12/31/2013........    10.884172        10.217080                0
 01/01/2014 to 12/31/2014........    10.217080        10.803915                0
 01/01/2015 to 12/31/2015........    10.803915        10.667482                0
 01/01/2016 to 12/31/2016........    10.667482        10.625822                0
 01/01/2017 to 12/31/2017........    10.625822        10.718809            2,809
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.215259        10.730608                0
 01/01/2014 to 12/31/2014........    10.730608        11.461336                0
 01/01/2015 to 12/31/2015........    11.461336        11.127129                0
 01/01/2016 to 12/31/2016........    11.127129        11.439057                0
 01/01/2017 to 12/31/2017........    11.439057        13.099302                0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010696         1.065948                0

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.065948         1.153942                0
 01/01/2014 to 12/31/2014........     1.153942         1.222291                0
 01/01/2015 to 12/31/2015........     1.222291         1.191123                0
 01/01/2016 to 12/31/2016........     1.191123         1.237247                0
 01/01/2017 to 12/31/2017........     1.237247         1.390352                0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.521036         8.487882            8,005
 01/01/2009 to 12/31/2009........     8.487882        10.421601           78,832
 01/01/2010 to 12/31/2010........    10.421601        11.500012          127,506
 01/01/2011 to 12/31/2011........    11.500012        11.426536           78,164
 01/01/2012 to 12/31/2012........    11.426536        12.675878           15,860
 01/01/2013 to 12/31/2013........    12.675878        14.073774           15,782
 01/01/2014 to 12/31/2014........    14.073774        14.640704            2,594
 01/01/2015 to 12/31/2015........    14.640704        14.111323            2,653
 01/01/2016 to 12/31/2016........    14.111323        14.675922            2,552
 01/01/2017 to 12/31/2017........    14.675922        16.717670            2,558
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.808653         7.781685                0
 01/01/2009 to 12/31/2009........     7.781685         9.876750            7,710
 01/01/2010 to 12/31/2010........     9.876750        11.084748           12,965
 01/01/2011 to 12/31/2011........    11.084748        10.666243            5,685
 01/01/2012 to 12/31/2012........    10.666243        12.061785              551
 01/01/2013 to 12/31/2013........    12.061785        14.001609              312
 01/01/2014 to 12/31/2014........    14.001609        14.506040              313
 01/01/2015 to 12/31/2015........    14.506040        13.931917              468
 01/01/2016 to 12/31/2016........    13.931917        14.639379              465
 01/01/2017 to 12/31/2017........    14.639379        17.219636              462
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.478947         0.843244          245,924
 01/01/2009 to 12/31/2009........     0.843244         1.185821          224,946
 01/01/2010 to 12/31/2010........     1.185821         1.361049          169,972
 01/01/2011 to 12/31/2011........     1.361049         1.320286          154,568
 01/01/2012 to 12/31/2012........     1.320286         1.540302          116,517
 01/01/2013 to 12/31/2013........     1.540302         2.101436          191,016
 01/01/2014 to 12/31/2014........     2.101436         2.248358          170,674
 01/01/2015 to 12/31/2015........     2.248358         2.442837          120,680
 01/01/2016 to 12/31/2016........     2.442837         2.438448          221,193
 01/01/2017 to 12/31/2017........     2.438448         3.200057          145,937
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.627091         0.342443          653,831
 01/01/2009 to 12/31/2009........     0.342443         0.535225          683,083
 01/01/2010 to 12/31/2010........     0.535225         0.671918          696,633
 01/01/2011 to 12/31/2011........     0.671918         0.595245          442,899
 01/01/2012 to 12/31/2012........     0.595245         0.656071          246,567
 01/01/2013 to 04/26/2013........     0.656071         0.685413                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     0.956803         0.566729        1,106,900
 01/01/2009 to 12/31/2009........     0.566729         0.810537        1,072,536
 01/01/2010 to 12/31/2010........     0.810537         1.017488          968,655
 01/01/2011 to 12/31/2011........     1.017488         0.983888          490,169
 01/01/2012 to 12/31/2012........     0.983888         1.099563          350,986
 01/01/2013 to 12/31/2013........     1.099563         1.476465          308,932
 01/01/2014 to 12/31/2014........     1.476465         1.637012          338,360

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   1.637012         1.716823            191,212
 01/01/2016 to 12/31/2016........   1.716823         1.792798            181,205
 01/01/2017 to 12/31/2017........   1.792798         2.198810            152,424
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.539738         0.963951             57,713
 01/01/2009 to 12/31/2009........   0.963951         1.313847             47,524
 01/01/2010 to 12/31/2010........   1.313847         1.739462             74,534
 01/01/2011 to 12/31/2011........   1.739462         1.734949             79,163
 01/01/2012 to 12/31/2012........   1.734949         1.976892             73,663
 01/01/2013 to 12/31/2013........   1.976892         2.802094             80,354
 01/01/2014 to 12/31/2014........   2.802094         2.937961             99,649
 01/01/2015 to 12/31/2015........   2.937961         2.959600             39,843
 01/01/2016 to 12/31/2016........   2.959600         3.243825             47,484
 01/01/2017 to 12/31/2017........   3.243825         3.908001             39,678
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.594222         1.339502            822,006
 01/01/2009 to 12/31/2009........   1.339502         1.945644            641,896
 01/01/2010 to 12/31/2010........   1.945644         2.411165            525,093
 01/01/2011 to 12/31/2011........   2.411165         2.212383            223,237
 01/01/2012 to 04/27/2012........   2.212383         2.444179                  0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.432191         2.495258            139,174
 01/01/2013 to 12/31/2013........   2.495258         3.196658            118,191
 01/01/2014 to 12/31/2014........   3.196658         3.445841            118,694
 01/01/2015 to 12/31/2015........   3.445841         3.083484             79,130
 01/01/2016 to 12/31/2016........   3.083484         3.501519             80,744
 01/01/2017 to 12/31/2017........   3.501519         3.768852             65,220
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   2.032630         1.694074            110,433
 01/01/2009 to 12/31/2009........   1.694074         2.196715             93,625
 01/01/2010 to 12/31/2010........   2.196715         2.428694             60,548
 01/01/2011 to 12/31/2011........   2.428694         2.527196             53,496
 01/01/2012 to 12/31/2012........   2.527196         2.764952             45,308
 01/01/2013 to 12/31/2013........   2.764952         2.740822             45,382
 01/01/2014 to 12/31/2014........   2.740822         2.837144             45,260
 01/01/2015 to 12/31/2015........   2.837144         2.733514             31,572
 01/01/2016 to 12/31/2016........   2.733514         2.910555             83,506
 01/01/2017 to 12/31/2017........   2.910555         3.088627             58,702
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.840810         1.473029          1,083,571
 01/01/2009 to 12/31/2009........   1.473029         1.980755          1,097,019
 01/01/2010 to 12/31/2010........   1.980755         2.199870            840,733
 01/01/2011 to 12/31/2011........   2.199870         2.259315            431,185
 01/01/2012 to 12/31/2012........   2.259315         2.508602            177,726
 01/01/2013 to 12/31/2013........   2.508602         2.663106            152,416
 01/01/2014 to 12/31/2014........   2.663106         2.744650            128,862
 01/01/2015 to 12/31/2015........   2.744650         2.639709            101,056
 01/01/2016 to 04/29/2016........   2.639709         2.717258                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.057184         1.716743            841,928
 01/01/2009 to 12/31/2009........   1.716743         2.227518            762,744
 01/01/2010 to 12/31/2010........   2.227518         2.466432            545,980

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   2.466432         2.568656           210,922
 01/01/2012 to 12/31/2012........   2.568656         2.810415            50,717
 01/01/2013 to 12/31/2013........   2.810415         2.788878            52,326
 01/01/2014 to 12/31/2014........   2.788878         2.889895            43,512
 01/01/2015 to 12/31/2015........   2.889895         2.787327            37,052
 01/01/2016 to 12/31/2016........   2.787327         2.972594            69,053
 01/01/2017 to 12/31/2017........   2.972594         3.156006            68,179
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.595148         1.559842           195,938
 01/01/2009 to 12/31/2009........   1.559842         1.596123           180,311
 01/01/2010 to 12/31/2010........   1.596123         1.655411           165,490
 01/01/2011 to 12/31/2011........   1.655411         1.713284           153,012
 01/01/2012 to 12/31/2012........   1.713284         1.735584           154,653
 01/01/2013 to 12/31/2013........   1.735584         1.690881           172,232
 01/01/2014 to 12/31/2014........   1.690881         1.704771           172,791
 01/01/2015 to 12/31/2015........   1.704771         1.681181           135,044
 01/01/2016 to 12/31/2016........   1.681181         1.669722           137,176
 01/01/2017 to 12/31/2017........   1.669722         1.669167           116,648
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.613619         1.579556           774,143
 01/01/2009 to 12/31/2009........   1.579556         1.617933           709,102
 01/01/2010 to 12/31/2010........   1.617933         1.680869           503,685
 01/01/2011 to 12/31/2011........   1.680869         1.739899           113,533
 01/01/2012 to 12/31/2012........   1.739899         1.764252            42,437
 01/01/2013 to 12/31/2013........   1.764252         1.721513            47,402
 01/01/2014 to 12/31/2014........   1.721513         1.735887            41,103
 01/01/2015 to 12/31/2015........   1.735887         1.713417            40,201
 01/01/2016 to 12/31/2016........   1.713417         1.704724            39,390
 01/01/2017 to 12/31/2017........   1.704724         1.705726            40,600





                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........   14.951120        13.290972            28,023
 01/01/2009 to 12/31/2009........   13.290972        14.677428            27,030
 01/01/2010 to 12/31/2010........   14.677428        15.321660            20,559
 01/01/2011 to 12/31/2011........   15.321660        15.943731            11,156
 01/01/2012 to 12/31/2012........   15.943731        16.474364             3,941
 01/01/2013 to 12/31/2013........   16.474364        15.807503             4,072
 01/01/2014 to 12/31/2014........   15.807503        16.320474             3,348
 01/01/2015 to 12/31/2015........   16.320474        16.049189             3,275
 01/01/2016 to 12/31/2016........   16.049189        16.202668             3,365
 01/01/2017 to 12/31/2017........   16.202668        16.472989             2,800
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........    3.350744         1.527148         1,129,630
 01/01/2009 to 12/31/2009........    1.527148         2.415689         1,007,910
 01/01/2010 to 12/31/2010........    2.415689         2.900092           795,088
 01/01/2011 to 12/31/2011........    2.900092         2.299660           443,088
 01/01/2012 to 12/31/2012........    2.299660         2.664952           274,494
 01/01/2013 to 12/31/2013........    2.664952         3.352586           233,156

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     3.352586         3.357625         165,026
 01/01/2015 to 12/31/2015........     3.357625         3.301520         126,758
 01/01/2016 to 12/31/2016........     3.301520         3.305704         122,609
 01/01/2017 to 12/31/2017........     3.305704         4.081577         115,042
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    15.484216         8.507311         602,136
 01/01/2009 to 12/31/2009........     8.507311        11.631189         569,542
 01/01/2010 to 12/31/2010........    11.631189        13.537628         428,160
 01/01/2011 to 12/31/2011........    13.537628        12.708880         203,848
 01/01/2012 to 12/31/2012........    12.708880        14.691883          91,877
 01/01/2013 to 12/31/2013........    14.691883        18.745486          81,756
 01/01/2014 to 12/31/2014........    18.745486        19.947738          72,038
 01/01/2015 to 12/31/2015........    19.947738        20.904132          67,209
 01/01/2016 to 12/31/2016........    20.904132        22.445537          48,076
 01/01/2017 to 12/31/2017........    22.445537        28.241505          39,060
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    10.523951         6.413909         506,727
 01/01/2009 to 12/31/2009........     6.413909         8.255134         471,751
 01/01/2010 to 12/31/2010........     8.255134         9.020902         335,808
 01/01/2011 to 12/31/2011........     9.020902         8.685145         186,608
 01/01/2012 to 12/31/2012........     8.685145        10.005494          87,084
 01/01/2013 to 12/31/2013........    10.005494        13.099523          78,413
 01/01/2014 to 12/31/2014........    13.099523        14.212740          66,087
 01/01/2015 to 12/31/2015........    14.212740        14.141017          73,300
 01/01/2016 to 12/31/2016........    14.141017        15.465718          51,450
 01/01/2017 to 12/31/2017........    15.465718        18.562962          45,143





                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.193556        10.523925              0
 01/01/2013 to 12/31/2013........    10.523925        11.505530              0
 01/01/2014 to 12/31/2014........    11.505530        12.148862              0
 01/01/2015 to 12/31/2015........    12.148862        12.019266              0
 01/01/2016 to 12/31/2016........    12.019266        12.247718              0
 01/01/2017 to 12/31/2017........    12.247718        13.688555              0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996816         1.038614              0
 01/01/2015 to 12/31/2015........     1.038614         1.011568              0
 01/01/2016 to 12/31/2016........     1.011568         1.014864              0
 01/01/2017 to 12/31/2017........     1.014864         1.152921              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008191         6.999592          1,508
 01/01/2009 to 12/31/2009........     6.999592         8.904173          1,500
 01/01/2010 to 12/31/2010........     8.904173         9.823637          1,494
 01/01/2011 to 12/31/2011........     9.823637         9.457635              0
 01/01/2012 to 12/31/2012........     9.457635        10.560561              0
 01/01/2013 to 12/31/2013........    10.560561        12.312852              0
 01/01/2014 to 12/31/2014........    12.312852        12.843992              0
 01/01/2015 to 12/31/2015........    12.843992        12.544662              0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    12.544662        13.303065              0
 01/01/2017 to 12/31/2017........    13.303065        15.291847              0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998192         6.348852              0
 01/01/2009 to 12/31/2009........     6.348852         8.370726              0
 01/01/2010 to 12/31/2010........     8.370726         9.343994              0
 01/01/2011 to 12/31/2011........     9.343994         8.756372              0
 01/01/2012 to 12/31/2012........     8.756372        10.003997              0
 01/01/2013 to 12/31/2013........    10.003997        12.311051              0
 01/01/2014 to 12/31/2014........    12.311051        12.883114              0
 01/01/2015 to 12/31/2015........    12.883114        12.576505              0
 01/01/2016 to 12/31/2016........    12.576505        13.478957              0
 01/01/2017 to 12/31/2017........    13.478957        16.089308              0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018191         7.672156              0
 01/01/2009 to 12/31/2009........     7.672156         9.312251              0
 01/01/2010 to 12/31/2010........     9.312251        10.067374              0
 01/01/2011 to 12/31/2011........    10.067374         9.921913              0
 01/01/2012 to 12/31/2012........     9.921913        10.816479              0
 01/01/2013 to 12/31/2013........    10.816479        12.078006              0
 01/01/2014 to 12/31/2014........    12.078006        12.604410              0
 01/01/2015 to 12/31/2015........    12.604410        12.308127              0
 01/01/2016 to 12/31/2016........    12.308127        12.955773              0
 01/01/2017 to 12/31/2017........    12.955773        14.396619              0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.124600        11.511758              0
 01/01/2013 to 12/31/2013........    11.511758        10.939356              0
 01/01/2014 to 12/31/2014........    10.939356        11.190495              0
 01/01/2015 to 12/31/2015........    11.190495         9.953575              0
 01/01/2016 to 12/31/2016........     9.953575        10.668050              0
 01/01/2017 to 12/31/2017........    10.668050        11.522604              0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.868052         1.024496              0
 01/01/2009 to 12/31/2009........     1.024496         1.228280              0
 01/01/2010 to 12/31/2010........     1.228280         1.291085              0
 01/01/2011 to 12/31/2011........     1.291085         1.014309              0
 01/01/2012 to 12/31/2012........     1.014309         1.190844              0
 01/01/2013 to 12/31/2013........     1.190844         1.348678              0
 01/01/2014 to 12/31/2014........     1.348678         1.282253              0
 01/01/2015 to 12/31/2015........     1.282253         1.233897              0
 01/01/2016 to 12/31/2016........     1.233897         1.275007              0
 01/01/2017 to 12/31/2017........     1.275007         1.691793              0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.896902         1.041070          8,137
 01/01/2009 to 12/31/2009........     1.041070         1.248939          8,225
 01/01/2010 to 12/31/2010........     1.248939         1.314968          8,219
 01/01/2011 to 12/31/2011........     1.314968         1.035044          8,608
 01/01/2012 to 12/31/2012........     1.035044         1.215465          8,330
 01/01/2013 to 12/31/2013........     1.215465         1.378462          8,240
 01/01/2014 to 12/31/2014........     1.378462         1.312613          8,230
 01/01/2015 to 12/31/2015........     1.312613         1.263412          6,315
 01/01/2016 to 12/31/2016........     1.263412         1.307872          2,379
 01/01/2017 to 12/31/2017........     1.307872         1.735768          2,044

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.563812         4.324407          41,857
 01/01/2009 to 12/31/2009........     4.324407         4.644279          37,356
 01/01/2010 to 12/31/2010........     4.644279         4.936907          30,895
 01/01/2011 to 12/31/2011........     4.936907         5.162484          25,102
 01/01/2012 to 12/31/2012........     5.162484         5.447299          21,635
 01/01/2013 to 12/31/2013........     5.447299         5.304161          21,594
 01/01/2014 to 12/31/2014........     5.304161         5.572658          20,091
 01/01/2015 to 12/31/2015........     5.572658         5.500140          14,010
 01/01/2016 to 12/31/2016........     5.500140         5.565159          13,406
 01/01/2017 to 12/31/2017........     5.565159         5.685020          13,125
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.097108         1.928518               0
 01/01/2009 to 12/31/2009........     1.928518         2.589447               0
 01/01/2010 to 12/31/2010........     2.589447         3.042995               0
 01/01/2011 to 12/31/2011........     3.042995         2.719248               0
 01/01/2012 to 12/31/2012........     2.719248         3.050904               0
 01/01/2013 to 12/31/2013........     3.050904         4.018416               0
 01/01/2014 to 12/31/2014........     4.018416         4.294003               0
 01/01/2015 to 12/31/2015........     4.294003         4.477621               0
 01/01/2016 to 12/31/2016........     4.477621         4.397813               0
 01/01/2017 to 12/31/2017........     4.397813         5.778352               0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    17.188684         9.306887               0
 01/01/2009 to 05/01/2009........     9.306887         9.704507               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.129602         1.950685          14,339
 01/01/2009 to 12/31/2009........     1.950685         2.621492           7,572
 01/01/2010 to 12/31/2010........     2.621492         3.084626           7,544
 01/01/2011 to 12/31/2011........     3.084626         2.759234           7,586
 01/01/2012 to 12/31/2012........     2.759234         3.098543           7,577
 01/01/2013 to 12/31/2013........     3.098543         4.085499           6,975
 01/01/2014 to 12/31/2014........     4.085499         4.370040           6,830
 01/01/2015 to 12/31/2015........     4.370040         4.561011           6,442
 01/01/2016 to 12/31/2016........     4.561011         4.483796           2,795
 01/01/2017 to 12/31/2017........     4.483796         5.898472           2,749
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.949122        10.254082               0
 01/01/2013 to 12/31/2013........    10.254082        11.126036               0
 01/01/2014 to 12/31/2014........    11.126036        11.591394               0
 01/01/2015 to 12/31/2015........    11.591394        11.389303               0
 01/01/2016 to 12/31/2016........    11.389303        11.699377               0
 01/01/2017 to 12/31/2017........    11.699377        13.040034               0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.221466         2.241808         139,620
 01/01/2009 to 12/31/2009........     2.241808         2.210704          31,597
 01/01/2010 to 12/31/2010........     2.210704         2.174526          29,859
 01/01/2011 to 12/31/2011........     2.174526         2.139036          25,058
 01/01/2012 to 12/31/2012........     2.139036         2.103840          21,836
 01/01/2013 to 12/31/2013........     2.103840         2.069410          22,233
 01/01/2014 to 12/31/2014........     2.069410         2.035544          20,891
 01/01/2015 to 12/31/2015........     2.035544         2.002232           8,735

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     2.002232         1.971674          7,924
 01/01/2017 to 12/31/2017........     1.971674         1.951804          7,839
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.863730         7.534668              0
 01/01/2009 to 12/31/2009........     7.534668         9.745166              0
 01/01/2010 to 12/31/2010........     9.745166        11.089854              0
 01/01/2011 to 04/29/2011........    11.089854        12.015529              0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    11.979340        10.242339              0
 01/01/2012 to 12/31/2012........    10.242339        11.760467              0
 01/01/2013 to 12/31/2013........    11.760467        14.981464              0
 01/01/2014 to 12/31/2014........    14.981464        15.486165              0
 01/01/2015 to 12/31/2015........    15.486165        14.926820              0
 01/01/2016 to 12/31/2016........    14.926820        16.000797              0
 01/01/2017 to 12/31/2017........    16.000797        19.349515              0
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.226218         9.453307              0
 01/01/2009 to 12/31/2009........     9.453307        11.207209              0
 01/01/2010 to 12/31/2010........    11.207209        12.131964              0
 01/01/2011 to 12/31/2011........    12.131964        12.322005              0
 01/01/2012 to 12/31/2012........    12.322005        13.231826              0
 01/01/2013 to 12/31/2013........    13.231826        13.573144              0
 01/01/2014 to 12/31/2014........    13.573144        13.948068              0
 01/01/2015 to 12/31/2015........    13.948068        13.639471              0
 01/01/2016 to 12/31/2016........    13.639471        14.024040              0
 01/01/2017 to 12/31/2017........    14.024040        14.751497              0
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.650747         8.984720              0
 01/01/2009 to 12/31/2009........     8.984720        10.930210              0
 01/01/2010 to 12/31/2010........    10.930210        11.990660              0
 01/01/2011 to 12/31/2011........    11.990660        11.918577              0
 01/01/2012 to 12/31/2012........    11.918577        13.066150              0
 01/01/2013 to 12/31/2013........    13.066150        14.256454              0
 01/01/2014 to 12/31/2014........    14.256454        14.713992              0
 01/01/2015 to 12/31/2015........    14.713992        14.317849              0
 01/01/2016 to 12/31/2016........    14.317849        14.940926              0
 01/01/2017 to 12/31/2017........    14.940926        16.261207              0
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.115408         8.504432          3,590
 01/01/2009 to 12/31/2009........     8.504432        10.584610          3,549
 01/01/2010 to 12/31/2010........    10.584610        11.782787          3,522
 01/01/2011 to 12/31/2011........    11.782787        11.431711          3,496
 01/01/2012 to 12/31/2012........    11.431711        12.732497          3,469
 01/01/2013 to 12/31/2013........    12.732497        14.776555          3,443
 01/01/2014 to 12/31/2014........    14.776555        15.268813          7,509
 01/01/2015 to 12/31/2015........    15.268813        14.828520          3,124
 01/01/2016 to 12/31/2016........    14.828520        15.622230              0
 01/01/2017 to 12/31/2017........    15.622230        17.631112              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998192         7.021527              0
 01/01/2009 to 12/31/2009........     7.021527         8.878574              0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     8.878574         9.610672               0
 01/01/2011 to 12/31/2011........     9.610672         9.287285               0
 01/01/2012 to 12/31/2012........     9.287285        10.607388               0
 01/01/2013 to 04/26/2013........    10.607388        11.410352               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.484058        13.068643               0
 01/01/2014 to 04/25/2014........    13.068643        13.005585               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.572809         8.023765          29,472
 01/01/2009 to 12/31/2009........     8.023765        10.188689          25,591
 01/01/2010 to 12/31/2010........    10.188689        11.495202           2,621
 01/01/2011 to 12/31/2011........    11.495202        10.880944           1,895
 01/01/2012 to 12/31/2012........    10.880944        12.348662           1,599
 01/01/2013 to 12/31/2013........    12.348662        15.099645           1,482
 01/01/2014 to 12/31/2014........    15.099645        15.628933           1,255
 01/01/2015 to 12/31/2015........    15.628933        15.112402           1,044
 01/01/2016 to 12/31/2016........    15.112402        16.075230             868
 01/01/2017 to 12/31/2017........    16.075230        18.842907             823
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.976006        10.421339               0
 01/01/2013 to 12/31/2013........    10.421339        11.723002               0
 01/01/2014 to 12/31/2014........    11.723002        12.643725               0
 01/01/2015 to 12/31/2015........    12.643725        11.928444               0
 01/01/2016 to 12/31/2016........    11.928444        12.714734               0
 01/01/2017 to 12/31/2017........    12.714734        14.800162               0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.455079         1.830566               0
 01/01/2009 to 12/31/2009........     1.830566         2.542426               0
 01/01/2010 to 12/31/2010........     2.542426         2.869967               0
 01/01/2011 to 12/31/2011........     2.869967         3.006328               0
 01/01/2012 to 12/31/2012........     3.006328         3.299331               0
 01/01/2013 to 12/31/2013........     3.299331         4.430209               0
 01/01/2014 to 12/31/2014........     4.430209         4.430652               0
 01/01/2015 to 12/31/2015........     4.430652         3.936926               0
 01/01/2016 to 12/31/2016........     3.936926         4.749707               0
 01/01/2017 to 12/31/2017........     4.749707         5.258064               0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.534994         1.874766         131,009
 01/01/2009 to 12/31/2009........     1.874766         2.606355         125,923
 01/01/2010 to 12/31/2010........     2.606355         2.945019         120,193
 01/01/2011 to 12/31/2011........     2.945019         3.088061         102,884
 01/01/2012 to 12/31/2012........     3.088061         3.392446          85,179
 01/01/2013 to 12/31/2013........     3.392446         4.559928          77,953
 01/01/2014 to 12/31/2014........     4.559928         4.564905          74,713
 01/01/2015 to 12/31/2015........     4.564905         4.060195          70,286
 01/01/2016 to 12/31/2016........     4.060195         4.903442          68,792
 01/01/2017 to 12/31/2017........     4.903442         5.433793          61,195
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.987741         9.750493               0
 01/01/2012 to 12/31/2012........     9.750493        10.011875               0
 01/01/2013 to 12/31/2013........    10.011875         9.962344               0
 01/01/2014 to 12/31/2014........     9.962344         9.902968               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     9.902968         9.680273               0
 01/01/2016 to 12/31/2016........     9.680273         9.820221               0
 01/01/2017 to 12/31/2017........     9.820221         9.788588               0
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    41.472051        30.607727               0
 01/01/2009 to 12/31/2009........    30.607727        35.225345               0
 01/01/2010 to 12/31/2010........    35.225345        37.876508              33
 01/01/2011 to 12/31/2011........    37.876508        38.595173              33
 01/01/2012 to 12/31/2012........    38.595173        42.556677              33
 01/01/2013 to 12/31/2013........    42.556677        50.348276              33
 01/01/2014 to 12/31/2014........    50.348276        54.615671              33
 01/01/2015 to 12/31/2015........    54.615671        54.954648              33
 01/01/2016 to 12/31/2016........    54.954648        57.699299              33
 01/01/2017 to 12/31/2017........    57.699299        65.187599              33
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.743445         2.226855               0
 01/01/2009 to 12/31/2009........     2.226855         2.883698               0
 01/01/2010 to 12/31/2010........     2.883698         3.168729               0
 01/01/2011 to 12/31/2011........     3.168729         2.983912               0
 01/01/2012 to 12/31/2012........     2.983912         3.305125               0
 01/01/2013 to 12/31/2013........     3.305125         4.335560               0
 01/01/2014 to 12/31/2014........     4.335560         4.706150               0
 01/01/2015 to 12/31/2015........     4.706150         4.728277               0
 01/01/2016 to 12/31/2016........     4.728277         4.979046               0
 01/01/2017 to 12/31/2017........     4.979046         5.819042               0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.788015         2.255681         178,338
 01/01/2009 to 12/31/2009........     2.255681         2.924950         184,824
 01/01/2010 to 12/31/2010........     2.924950         3.217093         167,791
 01/01/2011 to 12/31/2011........     3.217093         3.032299         150,832
 01/01/2012 to 12/31/2012........     3.032299         3.361240         149,884
 01/01/2013 to 12/31/2013........     3.361240         4.414784         142,982
 01/01/2014 to 12/31/2014........     4.414784         4.796183         130,734
 01/01/2015 to 12/31/2015........     4.796183         4.824625         122,407
 01/01/2016 to 12/31/2016........     4.824625         5.085097         116,976
 01/01/2017 to 12/31/2017........     5.085097         5.948511         112,781
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     7.408706         4.568408           6,736
 01/01/2009 to 12/31/2009........     4.568408         5.356274           7,515
 01/01/2010 to 12/31/2010........     5.356274         5.924863          11,240
 01/01/2011 to 12/31/2011........     5.924863         5.842974          11,240
 01/01/2012 to 12/31/2012........     5.842974         6.517699               0
 01/01/2013 to 12/31/2013........     6.517699         8.608949               0
 01/01/2014 to 12/31/2014........     8.608949         9.611695               0
 01/01/2015 to 12/31/2015........     9.611695         9.879285               0
 01/01/2016 to 12/31/2016........     9.879285        10.521999               0
 01/01/2017 to 12/31/2017........    10.521999        12.621113               0
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.152793         9.266596           1,039
 01/01/2009 to 12/31/2009........     9.266596        12.280998             782
 01/01/2010 to 12/31/2010........    12.280998        14.025858           1,260

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    14.025858        13.026028           1,289
 01/01/2012 to 12/31/2012........    13.026028        16.141583             500
 01/01/2013 to 12/31/2013........    16.141583        16.440377             506
 01/01/2014 to 12/31/2014........    16.440377        18.316874              53
 01/01/2015 to 12/31/2015........    18.316874        17.764593              55
 01/01/2016 to 12/31/2016........    17.764593        17.626625              57
 01/01/2017 to 12/31/2017........    17.626625        19.202089              60
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.779073         0.467032          96,469
 01/01/2009 to 12/31/2009........     0.467032         0.610811          94,608
 01/01/2010 to 12/31/2010........     0.610811         0.743738          88,635
 01/01/2011 to 12/31/2011........     0.743738         0.755350               0
 01/01/2012 to 12/31/2012........     0.755350         0.880426               0
 01/01/2013 to 12/31/2013........     0.880426         1.260945               0
 01/01/2014 to 12/31/2014........     1.260945         1.474643               0
 01/01/2015 to 12/31/2015........     1.474643         1.391959               0
 01/01/2016 to 12/31/2016........     1.391959         1.405881               0
 01/01/2017 to 12/31/2017........     1.405881         1.637515               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   167.728021        95.689848             228
 01/01/2009 to 12/31/2009........    95.689848       134.460546             228
 01/01/2010 to 12/31/2010........   134.460546       144.689994             228
 01/01/2011 to 12/31/2011........   144.689994       131.588146             258
 01/01/2012 to 12/31/2012........   131.588146       158.564774             258
 01/01/2013 to 12/31/2013........   158.564774       200.867763             255
 01/01/2014 to 04/25/2014........   200.867763       209.000348               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     9.104783         4.064210               0
 01/01/2009 to 12/31/2009........     4.064210         5.515625               0
 01/01/2010 to 12/31/2010........     5.515625         5.823349               0
 01/01/2011 to 04/29/2011........     5.823349         6.186981               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.625374         0.566338         203,909
 01/01/2012 to 12/31/2012........     0.566338         0.660445         106,384
 01/01/2013 to 12/31/2013........     0.660445         0.947499          76,788
 01/01/2014 to 12/31/2014........     0.947499         1.108560          80,025
 01/01/2015 to 12/31/2015........     1.108560         1.046946          47,698
 01/01/2016 to 12/31/2016........     1.046946         1.059024          47,171
 01/01/2017 to 12/31/2017........     1.059024         1.234916          47,171
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.919280         0.410701         157,196
 01/01/2009 to 12/31/2009........     0.410701         0.557339         125,162
 01/01/2010 to 12/31/2010........     0.557339         0.588651         115,927
 01/01/2011 to 04/29/2011........     0.588651         0.625459               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    48.024510        25.582828               0
 01/01/2009 to 12/31/2009........    25.582828        37.510059               0
 01/01/2010 to 12/31/2010........    37.510059        42.428883             286
 01/01/2011 to 12/31/2011........    42.428883        40.381748             286
 01/01/2012 to 12/31/2012........    40.381748        43.964322              35
 01/01/2013 to 12/31/2013........    43.964322        57.271276              35

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   57.271276        62.460906              35
 01/01/2015 to 12/31/2015........   62.460906        63.038729              35
 01/01/2016 to 12/31/2016........   63.038729        65.205263              35
 01/01/2017 to 12/31/2017........   65.205263        80.135112              35
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    1.919461         1.116063               0
 01/01/2009 to 12/31/2009........    1.116063         1.702273               0
 01/01/2010 to 12/31/2010........    1.702273         1.949374               0
 01/01/2011 to 12/31/2011........    1.949374         1.644169               0
 01/01/2012 to 12/31/2012........    1.644169         2.090188               0
 01/01/2013 to 12/31/2013........    2.090188         2.682860               0
 01/01/2014 to 12/31/2014........    2.682860         2.486157               0
 01/01/2015 to 12/31/2015........    2.486157         2.334884               0
 01/01/2016 to 12/31/2016........    2.334884         2.484490               0
 01/01/2017 to 12/31/2017........    2.484490         3.187603               0
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........    1.930972         1.123862          23,900
 01/01/2009 to 12/31/2009........    1.123862         1.716430          21,065
 01/01/2010 to 12/31/2010........    1.716430         1.967035          16,736
 01/01/2011 to 12/31/2011........    1.967035         1.661692          11,713
 01/01/2012 to 12/31/2012........    1.661692         2.112778               0
 01/01/2013 to 12/31/2013........    2.112778         2.715143               0
 01/01/2014 to 12/31/2014........    2.715143         2.519395               0
 01/01/2015 to 12/31/2015........    2.519395         2.367784               0
 01/01/2016 to 12/31/2016........    2.367784         2.522580               0
 01/01/2017 to 12/31/2017........    2.522580         3.238853               0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    1.010672         1.046190               0
 01/01/2013 to 12/31/2013........    1.046190         1.048221               0
 01/01/2014 to 12/31/2014........    1.048221         1.088609               0
 01/01/2015 to 12/31/2015........    1.088609         1.025766               0
 01/01/2016 to 12/31/2016........    1.025766         1.127200               0
 01/01/2017 to 12/31/2017........    1.127200         1.219689               0
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........    1.578411         0.951229          18,875
 01/01/2009 to 12/31/2009........    0.951229         1.252102          18,769
 01/01/2010 to 12/31/2010........    1.252102         1.554102          17,518
 01/01/2011 to 12/31/2011........    1.554102         1.512194          17,516
 01/01/2012 to 12/31/2012........    1.512194         1.758475           2,688
 01/01/2013 to 12/31/2013........    1.758475         2.424639           2,686
 01/01/2014 to 12/31/2014........    2.424639         2.573631           2,684
 01/01/2015 to 12/31/2015........    2.573631         2.488230               0
 01/01/2016 to 12/31/2016........    2.488230         2.727377               0
 01/01/2017 to 12/31/2017........    2.727377         3.362504               0
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    0.532445         0.332306               0
 01/01/2009 to 12/31/2009........    0.332306         0.456188               0
 01/01/2010 to 12/31/2010........    0.456188         0.499494               0
 01/01/2011 to 12/31/2011........    0.499494         0.492426               0
 01/01/2012 to 12/31/2012........    0.492426         0.559675               0
 01/01/2013 to 12/31/2013........    0.559675         0.752736               0
 01/01/2014 to 12/31/2014........    0.752736         0.805154               0
 01/01/2015 to 12/31/2015........    0.805154         0.875450               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     0.875450         0.860006              0
 01/01/2017 to 12/31/2017........     0.860006         1.158890              0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.144425         5.393995             85
 01/01/2009 to 12/31/2009........     5.393995         7.624471             84
 01/01/2010 to 12/31/2010........     7.624471         8.204484              0
 01/01/2011 to 12/31/2011........     8.204484         7.959073              0
 01/01/2012 to 04/27/2012........     7.959073         8.946645              0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     0.534737         0.333594         44,206
 01/01/2009 to 12/31/2009........     0.333594         0.459002         32,297
 01/01/2010 to 12/31/2010........     0.459002         0.503152         28,692
 01/01/2011 to 12/31/2011........     0.503152         0.496454         27,419
 01/01/2012 to 12/31/2012........     0.496454         0.564361         26,351
 01/01/2013 to 12/31/2013........     0.564361         0.759988         21,851
 01/01/2014 to 12/31/2014........     0.759988         0.813763              0
 01/01/2015 to 12/31/2015........     0.813763         0.885812              0
 01/01/2016 to 12/31/2016........     0.885812         0.871201          9,139
 01/01/2017 to 12/31/2017........     0.871201         1.175116          9,088
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012726         1.048233              0
 01/01/2013 to 12/31/2013........     1.048233         1.144363              0
 01/01/2014 to 12/31/2014........     1.144363         1.204158              0
 01/01/2015 to 12/31/2015........     1.204158         1.195044              0
 01/01/2016 to 12/31/2016........     1.195044         1.209612              0
 01/01/2017 to 12/31/2017........     1.209612         1.388072              0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.859003        14.108706              0
 01/01/2014 to 12/31/2014........    14.108706        14.358988              0
 01/01/2015 to 12/31/2015........    14.358988        14.297405              0
 01/01/2016 to 12/31/2016........    14.297405        14.735271            537
 01/01/2017 to 12/31/2017........    14.735271        17.824158            534
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998192         7.972645              0
 01/01/2009 to 12/31/2009........     7.972645        10.024549              0
 01/01/2010 to 12/31/2010........    10.024549        11.026118            308
 01/01/2011 to 12/31/2011........    11.026118        11.077537              0
 01/01/2012 to 12/31/2012........    11.077537        12.256493              0
 01/01/2013 to 04/26/2013........    12.256493        12.783611              0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.408102         2.143457              0
 01/01/2009 to 12/31/2009........     2.143457         2.739360              0
 01/01/2010 to 12/31/2010........     2.739360         3.427737              0
 01/01/2011 to 12/31/2011........     3.427737         3.383177              0
 01/01/2012 to 12/31/2012........     3.383177         3.802319              0
 01/01/2013 to 12/31/2013........     3.802319         5.261802              0
 01/01/2014 to 12/31/2014........     5.261802         5.356937              0
 01/01/2015 to 12/31/2015........     5.356937         5.177467              0
 01/01/2016 to 12/31/2016........     5.177467         6.058964              0
 01/01/2017 to 12/31/2017........     6.058964         6.851587              0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.443258         2.167747         19,570
 01/01/2009 to 12/31/2009........     2.167747         2.773043         11,976

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   2.773043         3.473443           11,796
 01/01/2011 to 12/31/2011........   3.473443         3.431766            5,976
 01/01/2012 to 12/31/2012........   3.431766         3.860692            5,943
 01/01/2013 to 12/31/2013........   3.860692         5.347967            5,641
 01/01/2014 to 12/31/2014........   5.347967         5.449871            2,604
 01/01/2015 to 12/31/2015........   5.449871         5.272733            2,604
 01/01/2016 to 12/31/2016........   5.272733         6.176517              447
 01/01/2017 to 12/31/2017........   6.176517         6.991447              407
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.099137         0.634494           26,776
 01/01/2009 to 12/31/2009........   0.634494         0.809322           25,545
 01/01/2010 to 12/31/2010........   0.809322         1.045639           22,850
 01/01/2011 to 12/31/2011........   1.045639         1.056798           21,968
 01/01/2012 to 12/31/2012........   1.056798         1.152651           21,869
 01/01/2013 to 12/31/2013........   1.152651         1.682325           18,323
 01/01/2014 to 12/31/2014........   1.682325         1.670259           22,136
 01/01/2015 to 12/31/2015........   1.670259         1.666373           22,092
 01/01/2016 to 12/31/2016........   1.666373         1.738223           16,300
 01/01/2017 to 12/31/2017........   1.738223         2.166096           16,215
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.350151         1.402776           59,531
 01/01/2009 to 12/31/2009........   1.402776         1.448533           48,219
 01/01/2010 to 12/31/2010........   1.448533         1.505951           44,313
 01/01/2011 to 12/31/2011........   1.505951         1.589260           34,725
 01/01/2012 to 12/31/2012........   1.589260         1.619778           30,559
 01/01/2013 to 12/31/2013........   1.619778         1.552935           29,742
 01/01/2014 to 12/31/2014........   1.552935         1.611204           28,551
 01/01/2015 to 12/31/2015........   1.611204         1.586256           27,435
 01/01/2016 to 12/31/2016........   1.586256         1.593690           26,333
 01/01/2017 to 12/31/2017........   1.593690         1.614150           25,359
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   1.624692         1.016677           51,792
 01/01/2009 to 12/31/2009........   1.016677         1.367812           50,589
 01/01/2010 to 12/31/2010........   1.367812         1.695193           45,724
 01/01/2011 to 12/31/2011........   1.695193         1.631032           23,004
 01/01/2012 to 12/31/2012........   1.631032         1.882206           21,590
 01/01/2013 to 12/31/2013........   1.882206         2.459236           19,152
 01/01/2014 to 12/31/2014........   2.459236         2.642152           18,758
 01/01/2015 to 12/31/2015........   2.642152         2.530784           13,353
 01/01/2016 to 12/31/2016........   2.530784         2.990699            5,212
 01/01/2017 to 12/31/2017........   2.990699         3.401669            5,212
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........   1.631910         0.927760           10,674
 01/01/2009 to 12/31/2009........   0.927760         1.170728           10,661
 01/01/2010 to 12/31/2010........   1.170728         1.242705            7,646
 01/01/2011 to 12/31/2011........   1.242705         1.067779                0
 01/01/2012 to 12/31/2012........   1.067779         1.239514                0
 01/01/2013 to 12/31/2013........   1.239514         1.481622                0
 01/01/2014 to 12/31/2014........   1.481622         1.366029                0
 01/01/2015 to 12/31/2015........   1.366029         1.326476                0
 01/01/2016 to 12/31/2016........   1.326476         1.317817                0
 01/01/2017 to 12/31/2017........   1.317817         1.615287                0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/29/2013 to 12/31/2013........   10.784190        11.257330               0
 01/01/2014 to 12/31/2014........   11.257330        12.098588               0
 01/01/2015 to 12/31/2015........   12.098588        11.756380               0
 01/01/2016 to 12/31/2016........   11.756380        12.068350               0
 01/01/2017 to 12/31/2017........   12.068350        13.716631               0
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........    1.742469         1.136775          56,733
 01/01/2009 to 12/31/2009........    1.136775         1.405102          57,081
 01/01/2010 to 12/31/2010........    1.405102         1.749469          52,804
 01/01/2011 to 12/31/2011........    1.749469         1.647120          47,844
 01/01/2012 to 12/31/2012........    1.647120         1.880075          29,260
 01/01/2013 to 12/31/2013........    1.880075         2.555432          27,117
 01/01/2014 to 12/31/2014........    2.555432         2.633799          26,587
 01/01/2015 to 12/31/2015........    2.633799         2.474329          25,107
 01/01/2016 to 12/31/2016........    2.474329         2.944033          10,368
 01/01/2017 to 12/31/2017........    2.944033         3.312746          10,363
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........    4.254739         2.625594          25,553
 01/01/2009 to 12/31/2009........    2.625594         3.252059          20,566
 01/01/2010 to 12/31/2010........    3.252059         3.662398          20,149
 01/01/2011 to 12/31/2011........    3.662398         3.661499          17,605
 01/01/2012 to 12/31/2012........    3.661499         4.156910          17,168
 01/01/2013 to 12/31/2013........    4.156910         5.385032          15,480
 01/01/2014 to 12/31/2014........    5.385032         5.990741          45,988
 01/01/2015 to 12/31/2015........    5.990741         5.946523          13,700
 01/01/2016 to 12/31/2016........    5.946523         6.515008           7,951
 01/01/2017 to 12/31/2017........    6.515008         7.769395           7,656
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........    1.780944         1.009587          44,798
 01/01/2009 to 12/31/2009........    1.009587         1.306536          37,816
 01/01/2010 to 12/31/2010........    1.306536         1.431737          30,525
 01/01/2011 to 12/31/2011........    1.431737         1.257456          26,789
 01/01/2012 to 12/31/2012........    1.257456         1.443414          26,204
 01/01/2013 to 12/31/2013........    1.443414         1.693213          24,537
 01/01/2014 to 12/31/2014........    1.693213         1.549757          10,895
 01/01/2015 to 12/31/2015........    1.549757         1.497353           5,510
 01/01/2016 to 12/31/2016........    1.497353         1.459957             685
 01/01/2017 to 12/31/2017........    1.459957         1.840476             628
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........    4.363207         3.332500           4,146
 01/01/2009 to 12/31/2009........    3.332500         3.877957           4,367
 01/01/2010 to 12/31/2010........    3.877957         4.188266           4,020
 01/01/2011 to 12/31/2011........    4.188266         4.208818           3,786
 01/01/2012 to 12/31/2012........    4.208818         4.607718           3,754
 01/01/2013 to 12/31/2013........    4.607718         5.379847          39,590
 01/01/2014 to 12/31/2014........    5.379847         5.734400             263
 01/01/2015 to 12/31/2015........    5.734400         5.618019             143
 01/01/2016 to 12/31/2016........    5.618019         6.019178               0
 01/01/2017 to 12/31/2017........    6.019178         6.641415          30,458
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    1.445999         0.922912               0
 01/01/2009 to 12/31/2009........    0.922912         1.008158               0
 01/01/2010 to 12/31/2010........    1.008158         1.080178               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   1.080178           1.084317              0
 01/01/2012 to 12/31/2012........   1.084317           1.215466              0
 01/01/2013 to 12/31/2013........   1.215466           1.575125              0
 01/01/2014 to 12/31/2014........   1.575125           1.699662              0
 01/01/2015 to 12/31/2015........   1.699662           1.568554              0
 01/01/2016 to 12/31/2016........   1.568554           1.822097              0
 01/01/2017 to 12/31/2017........   1.822097           1.924133              0
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.454302           0.929222         39,804
 01/01/2009 to 12/31/2009........   0.929222           1.016172         45,897
 01/01/2010 to 12/31/2010........   1.016172           1.089537         41,050
 01/01/2011 to 12/31/2011........   1.089537           1.094544         34,987
 01/01/2012 to 12/31/2012........   1.094544           1.228744              0
 01/01/2013 to 12/31/2013........   1.228744           1.594029              0
 01/01/2014 to 12/31/2014........   1.594029           1.721444              0
 01/01/2015 to 12/31/2015........   1.721444           1.590541              0
 01/01/2016 to 12/31/2016........   1.590541           1.848315              0
 01/01/2017 to 12/31/2017........   1.848315           1.954772              0
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.365011           0.890100              0
 01/01/2009 to 12/31/2009........   0.890100           1.055760              0
 01/01/2010 to 12/31/2010........   1.055760           1.154588              0
 01/01/2011 to 12/31/2011........   1.154588           1.142989              0
 01/01/2012 to 12/31/2012........   1.142989           1.307643              0
 01/01/2013 to 12/31/2013........   1.307643           1.741408              0
 01/01/2014 to 12/31/2014........   1.741408           1.893828              0
 01/01/2015 to 12/31/2015........   1.893828           1.856045              0
 01/01/2016 to 12/31/2016........   1.856045           2.083012              0
 01/01/2017 to 12/31/2017........   2.083012           2.409285              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   3.075091           1.841933              0
 01/01/2009 to 12/31/2009........   1.841933           2.201077              0
 01/01/2010 to 12/31/2010........   2.201077           2.474200              0
 01/01/2011 to 12/31/2011........   2.474200           2.278406              0
 01/01/2012 to 12/31/2012........   2.278406           2.587625              0
 01/01/2013 to 04/26/2013........   2.587625           2.846597              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998192           6.588767              0
 01/01/2009 to 12/31/2009........   6.588767           8.093684              0
 01/01/2010 to 12/31/2010........   8.093684           8.838888            384
 01/01/2011 to 12/31/2011........   8.838888           8.646988              0
 01/01/2012 to 12/31/2012........   8.646988           9.688314              0
 01/01/2013 to 04/26/2013........   9.688314          10.604251              0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.377132           0.899252         20,641
 01/01/2009 to 12/31/2009........   0.899252           1.067375         18,415
 01/01/2010 to 12/31/2010........   1.067375           1.168068          4,634
 01/01/2011 to 12/31/2011........   1.168068           1.158251          4,597
 01/01/2012 to 12/31/2012........   1.158251           1.325959          4,550
 01/01/2013 to 12/31/2013........   1.325959           1.769034         15,009
 01/01/2014 to 12/31/2014........   1.769034           1.925021         14,468
 01/01/2015 to 12/31/2015........   1.925021           1.888397         10,703
 01/01/2016 to 12/31/2016........   1.888397           2.121279         10,139

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     2.121279         2.458078           9,657
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.111957         1.866123           6,779
 01/01/2009 to 12/31/2009........     1.866123         2.233147           6,521
 01/01/2010 to 12/31/2010........     2.233147         2.512865           6,267
 01/01/2011 to 12/31/2011........     2.512865         2.316159           6,015
 01/01/2012 to 12/31/2012........     2.316159         2.633193           5,767
 01/01/2013 to 04/26/2013........     2.633193         2.897754               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........     1.245702         1.444381          28,930
 01/01/2011 to 12/31/2011........     1.444381         1.322444          28,761
 01/01/2012 to 12/31/2012........     1.322444         1.421420          30,417
 01/01/2013 to 12/31/2013........     1.421420         1.943785          26,821
 01/01/2014 to 12/31/2014........     1.943785         1.931364          35,134
 01/01/2015 to 12/31/2015........     1.931364         1.804335          32,551
 01/01/2016 to 12/31/2016........     1.804335         1.624652          31,965
 01/01/2017 to 12/31/2017........     1.624652         2.236004          34,549
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........     1.980657         0.868232          47,497
 01/01/2009 to 12/31/2009........     0.868232         1.140398          43,972
 01/01/2010 to 04/30/2010........     1.140398         1.233246               0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........     1.987711         1.201284               0
 01/01/2009 to 12/31/2009........     1.201284         1.333275               0
 01/01/2010 to 12/31/2010........     1.333275         1.591359               0
 01/01/2011 to 12/31/2011........     1.591359         1.651570               0
 01/01/2012 to 12/31/2012........     1.651570         1.782837               0
 01/01/2013 to 12/31/2013........     1.782837         2.423379               0
 01/01/2014 to 12/31/2014........     2.423379         2.376556               0
 01/01/2015 to 12/31/2015........     2.376556         2.346547               0
 01/01/2016 to 12/31/2016........     2.346547         2.732717               0
 01/01/2017 to 12/31/2017........     2.732717         3.104464               0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     1.544077         0.937040           9,801
 01/01/2009 to 12/31/2009........     0.937040         1.260539           8,738
 01/01/2010 to 12/31/2010........     1.260539         1.523360           5,913
 01/01/2011 to 12/31/2011........     1.523360         1.419418           5,037
 01/01/2012 to 12/31/2012........     1.419418         1.469862           2,503
 01/01/2013 to 04/26/2013........     1.469862         1.592469               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........     1.999292         1.209354         131,588
 01/01/2009 to 12/31/2009........     1.209354         1.343266         126,820
 01/01/2010 to 12/31/2010........     1.343266         1.604745         106,049
 01/01/2011 to 12/31/2011........     1.604745         1.666280          92,156
 01/01/2012 to 12/31/2012........     1.666280         1.801149          60,490
 01/01/2013 to 12/31/2013........     1.801149         2.451532          54,277
 01/01/2014 to 12/31/2014........     2.451532         2.406811          37,056
 01/01/2015 to 12/31/2015........     2.406811         2.377558          26,724
 01/01/2016 to 12/31/2016........     2.377558         2.772240          25,655
 01/01/2017 to 12/31/2017........     2.772240         3.152823          23,227
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    19.686179        11.509665             813
 01/01/2009 to 12/31/2009........    11.509665        15.827360             810

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........    15.827360        18.048102           1,390
 01/01/2011 to 12/31/2011........    18.048102        16.261067             935
 01/01/2012 to 12/31/2012........    16.261067        19.380368             352
 01/01/2013 to 12/31/2013........    19.380368        24.231996             351
 01/01/2014 to 12/31/2014........    24.231996        24.346062             351
 01/01/2015 to 12/31/2015........    24.346062        24.890113             350
 01/01/2016 to 12/31/2016........    24.890113        24.539343             350
 01/01/2017 to 12/31/2017........    24.539343        33.006345             349
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998192         6.557963               0
 01/01/2009 to 12/31/2009........     6.557963         8.554902               0
 01/01/2010 to 12/31/2010........     8.554902         9.059448               0
 01/01/2011 to 12/31/2011........     9.059448         8.296852               0
 01/01/2012 to 12/31/2012........     8.296852         9.973212               0
 01/01/2013 to 04/26/2013........     9.973212        10.594142               0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999774         1.033802               0
 01/01/2015 to 12/31/2015........     1.033802         0.961188               0
 01/01/2016 to 12/31/2016........     0.961188         1.050626               0
 01/01/2017 to 12/31/2017........     1.050626         1.163676               0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    11.989085        10.979944             950
 01/01/2009 to 12/31/2009........    10.979944        12.749617           4,113
 01/01/2010 to 12/31/2010........    12.749617        13.514332           4,038
 01/01/2011 to 12/31/2011........    13.514332        14.774824           3,306
 01/01/2012 to 12/31/2012........    14.774824        15.858806          15,810
 01/01/2013 to 12/31/2013........    15.858806        14.152404           2,807
 01/01/2014 to 12/31/2014........    14.152404        14.323554           2,179
 01/01/2015 to 12/31/2015........    14.323554        13.650966               0
 01/01/2016 to 12/31/2016........    13.650966        14.096797               0
 01/01/2017 to 12/31/2017........    14.096797        14.347593               0
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.310037         1.293823         573,833
 01/01/2009 to 12/31/2009........     1.293823         1.502099         422,302
 01/01/2010 to 12/31/2010........     1.502099         1.598243         534,336
 01/01/2011 to 12/31/2011........     1.598243         1.621989         479,917
 01/01/2012 to 12/31/2012........     1.621989         1.743212         356,558
 01/01/2013 to 12/31/2013........     1.743212         1.681841         376,791
 01/01/2014 to 12/31/2014........     1.681841         1.723666         305,578
 01/01/2015 to 12/31/2015........     1.723666         1.695544         283,099
 01/01/2016 to 12/31/2016........     1.695544         1.711322         378,238
 01/01/2017 to 12/31/2017........     1.711322         1.759157         289,284
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.745460        10.893314               0
 01/01/2013 to 12/31/2013........    10.893314        10.230778               0
 01/01/2014 to 12/31/2014........    10.230778        10.823809               0
 01/01/2015 to 12/31/2015........    10.823809        10.692470               0
 01/01/2016 to 12/31/2016........    10.692470        10.656040               0
 01/01/2017 to 12/31/2017........    10.656040        10.754653               0
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.215398        10.734370               0
 01/01/2014 to 12/31/2014........    10.734370        11.471089               0
 01/01/2015 to 12/31/2015........    11.471089        11.142169               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    11.142169        11.460248              0
 01/01/2017 to 12/31/2017........    11.460248        13.130110              0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010704         1.066315              0
 01/01/2013 to 12/31/2013........     1.066315         1.154916              0
 01/01/2014 to 12/31/2014........     1.154916         1.223934              0
 01/01/2015 to 12/31/2015........     1.223934         1.193322              0
 01/01/2016 to 12/31/2016........     1.193322         1.240150              0
 01/01/2017 to 12/31/2017........     1.240150         1.394309              0
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.534018         8.501714              0
 01/01/2009 to 12/31/2009........     8.501714        10.443805              0
 01/01/2010 to 12/31/2010........    10.443805        11.530272              0
 01/01/2011 to 12/31/2011........    11.530272        11.462321              0
 01/01/2012 to 12/31/2012........    11.462321        12.721967              0
 01/01/2013 to 12/31/2013........    12.721967        14.132010              0
 01/01/2014 to 12/31/2014........    14.132010        14.708639              0
 01/01/2015 to 12/31/2015........    14.708639        14.183895              0
 01/01/2016 to 12/31/2016........    14.183895        14.758774              0
 01/01/2017 to 12/31/2017........    14.758774        16.820429              0
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.821958         7.794369              0
 01/01/2009 to 12/31/2009........     7.794369         9.897797              0
 01/01/2010 to 12/31/2010........     9.897797        11.113919              0
 01/01/2011 to 12/31/2011........    11.113919        10.699652              0
 01/01/2012 to 12/31/2012........    10.699652        12.105646              0
 01/01/2013 to 12/31/2013........    12.105646        14.059551              0
 01/01/2014 to 12/31/2014........    14.059551        14.573355              0
 01/01/2015 to 12/31/2015........    14.573355        14.003571              0
 01/01/2016 to 12/31/2016........    14.003571        14.722029              0
 01/01/2017 to 12/31/2017........    14.722029        17.325486              0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.485729         0.847537              0
 01/01/2009 to 12/31/2009........     0.847537         1.192454              0
 01/01/2010 to 12/31/2010........     1.192454         1.369346              0
 01/01/2011 to 12/31/2011........     1.369346         1.328997              0
 01/01/2012 to 12/31/2012........     1.328997         1.551244              0
 01/01/2013 to 12/31/2013........     1.551244         2.117422         17,293
 01/01/2014 to 12/31/2014........     2.117422         2.266595          7,437
 01/01/2015 to 12/31/2015........     2.266595         2.463883         78,793
 01/01/2016 to 12/31/2016........     2.463883         2.460687         10,723
 01/01/2017 to 12/31/2017........     2.460687         3.230850         10,705
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.629269         0.343805         24,634
 01/01/2009 to 12/31/2009........     0.343805         0.537623         24,634
 01/01/2010 to 12/31/2010........     0.537623         0.675266         24,634
 01/01/2011 to 12/31/2011........     0.675266         0.598509         46,669
 01/01/2012 to 12/31/2012........     0.598509         0.660000         46,669
 01/01/2013 to 04/26/2013........     0.660000         0.689628              0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     0.960119         0.568979         12,926
 01/01/2009 to 12/31/2009........     0.568979         0.814162          7,336
 01/01/2010 to 12/31/2010........     0.814162         1.022549          2,692

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   1.022549         0.989276            5,810
 01/01/2012 to 12/31/2012........   0.989276         1.106140            5,785
 01/01/2013 to 12/31/2013........   1.106140         1.486039            6,633
 01/01/2014 to 12/31/2014........   1.486039         1.648450            2,854
 01/01/2015 to 12/31/2015........   1.648450         1.729684            2,809
 01/01/2016 to 12/31/2016........   1.729684         1.807132            6,882
 01/01/2017 to 12/31/2017........   1.807132         2.217494            6,807
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.548107         0.969677                0
 01/01/2009 to 12/31/2009........   0.969677         1.322313                0
 01/01/2010 to 12/31/2010........   1.322313         1.751545                0
 01/01/2011 to 12/31/2011........   1.751545         1.747873                0
 01/01/2012 to 12/31/2012........   1.747873         1.992620                0
 01/01/2013 to 12/31/2013........   1.992620         2.825798                0
 01/01/2014 to 12/31/2014........   2.825798         2.964295                0
 01/01/2015 to 12/31/2015........   2.964295         2.987623                0
 01/01/2016 to 12/31/2016........   2.987623         3.276177            2,629
 01/01/2017 to 12/31/2017........   3.276177         3.948945            2,615
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.606135         1.346330           48,923
 01/01/2009 to 12/31/2009........   1.346330         1.956540           39,061
 01/01/2010 to 12/31/2010........   1.956540         2.425880           34,752
 01/01/2011 to 12/31/2011........   2.425880         2.226997           25,547
 01/01/2012 to 04/27/2012........   2.226997         2.460724                0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.448666         2.513003            5,275
 01/01/2013 to 12/31/2013........   2.513003         3.221000            4,480
 01/01/2014 to 12/31/2014........   3.221000         3.473817              701
 01/01/2015 to 12/31/2015........   3.473817         3.110074              553
 01/01/2016 to 12/31/2016........   3.110074         3.533481              553
 01/01/2017 to 12/31/2017........   3.533481         3.805150              552
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   2.046064         1.706125                0
 01/01/2009 to 12/31/2009........   1.706125         2.213448                0
 01/01/2010 to 12/31/2010........   2.213448         2.448417                0
 01/01/2011 to 12/31/2011........   2.448417         2.548989                0
 01/01/2012 to 12/31/2012........   2.548989         2.790198                0
 01/01/2013 to 12/31/2013........   2.790198         2.767231                0
 01/01/2014 to 12/31/2014........   2.767231         2.865914                0
 01/01/2015 to 12/31/2015........   2.865914         2.762614                0
 01/01/2016 to 12/31/2016........   2.762614         2.943010                0
 01/01/2017 to 12/31/2017........   2.943010         3.124626                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.851593         1.482402           24,453
 01/01/2009 to 12/31/2009........   1.482402         1.994354           12,381
 01/01/2010 to 12/31/2010........   1.994354         2.216080            8,308
 01/01/2011 to 12/31/2011........   2.216080         2.277099            8,990
 01/01/2012 to 12/31/2012........   2.277099         2.529619            8,269
 01/01/2013 to 12/31/2013........   2.529619         2.686760            9,158
 01/01/2014 to 12/31/2014........   2.686760         2.770414            4,092
 01/01/2015 to 12/31/2015........   2.770414         2.665821            1,851
 01/01/2016 to 04/29/2016........   2.665821         2.744588                0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.070773         1.728951           47,555
 01/01/2009 to 12/31/2009........   1.728951         2.244478           60,179
 01/01/2010 to 12/31/2010........   2.244478         2.486454           55,509
 01/01/2011 to 12/31/2011........   2.486454         2.590799           47,615
 01/01/2012 to 12/31/2012........   2.590799         2.836067           27,111
 01/01/2013 to 12/31/2013........   2.836067         2.815741           27,677
 01/01/2014 to 12/31/2014........   2.815741         2.919190           19,875
 01/01/2015 to 12/31/2015........   2.919190         2.816991            3,940
 01/01/2016 to 12/31/2016........   2.816991         3.005732            5,081
 01/01/2017 to 12/31/2017........   3.005732         3.192780            5,083
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.605691         1.570939                0
 01/01/2009 to 12/31/2009........   1.570939         1.608282                0
 01/01/2010 to 12/31/2010........   1.608282         1.668856                0
 01/01/2011 to 12/31/2011........   1.668856         1.728060                0
 01/01/2012 to 12/31/2012........   1.728060         1.751433                0
 01/01/2013 to 12/31/2013........   1.751433         1.707175                0
 01/01/2014 to 12/31/2014........   1.707175         1.722060                0
 01/01/2015 to 12/31/2015........   1.722060         1.699080                0
 01/01/2016 to 12/31/2016........   1.699080         1.688343                0
 01/01/2017 to 12/31/2017........   1.688343         1.688623                0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.624286         1.590795           80,134
 01/01/2009 to 12/31/2009........   1.590795         1.630260           66,342
 01/01/2010 to 12/31/2010........   1.630260         1.694522           54,234
 01/01/2011 to 12/31/2011........   1.694522         1.754907           50,715
 01/01/2012 to 12/31/2012........   1.754907         1.780364           49,058
 01/01/2013 to 12/31/2013........   1.780364         1.738104           51,594
 01/01/2014 to 12/31/2014........   1.738104         1.753493           47,411
 01/01/2015 to 12/31/2015........   1.753493         1.731662           46,048
 01/01/2016 to 12/31/2016........   1.731662         1.723737           45,284
 01/01/2017 to 12/31/2017........   1.723737         1.725611           45,820





                                             AMERICAN FORERUNNER - 1.9
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........   15.031146        13.368815            1,236
 01/01/2009 to 12/31/2009........   13.368815        14.770772            1,188
 01/01/2010 to 12/31/2010........   14.770772        15.426810              779
 01/01/2011 to 12/31/2011........   15.426810        16.061155                0
 01/01/2012 to 12/31/2012........   16.061155        16.604040                0
 01/01/2013 to 12/31/2013........   16.604040        15.939900                0
 01/01/2014 to 12/31/2014........   15.939900        16.465397                0
 01/01/2015 to 12/31/2015........   16.465397        16.199801                0
 01/01/2016 to 12/31/2016........   16.199801        16.362900                0
 01/01/2017 to 12/31/2017........   16.362900        16.644191                0
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........    3.367013         1.535335           64,492
 01/01/2009 to 12/31/2009........    1.535335         2.429854          124,588

                                             AMERICAN FORERUNNER - 1.9
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     2.429854         2.918554         52,502
 01/01/2011 to 12/31/2011........     2.918554         2.315456         44,683
 01/01/2012 to 12/31/2012........     2.315456         2.684606         26,415
 01/01/2013 to 12/31/2013........     2.684606         3.378999         24,965
 01/01/2014 to 12/31/2014........     3.378999         3.385771         12,258
 01/01/2015 to 12/31/2015........     3.385771         3.330862         11,070
 01/01/2016 to 12/31/2016........     3.330862         3.336750          8,616
 01/01/2017 to 12/31/2017........     3.336750         4.121964          8,501
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    15.670441         8.613957         29,842
 01/01/2009 to 12/31/2009........     8.613957        11.782885         25,019
 01/01/2010 to 12/31/2010........    11.782885        13.721041         19,997
 01/01/2011 to 12/31/2011........    13.721041        12.887495         18,240
 01/01/2012 to 12/31/2012........    12.887495        14.905854         12,052
 01/01/2013 to 12/31/2013........    14.905854        19.027999         11,223
 01/01/2014 to 12/31/2014........    19.027999        20.258498          7,966
 01/01/2015 to 12/31/2015........    20.258498        21.240410          6,534
 01/01/2016 to 12/31/2016........    21.240410        22.818014          5,500
 01/01/2017 to 12/31/2017........    22.818014        28.724471          5,285
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    10.650459         6.494275         45,006
 01/01/2009 to 12/31/2009........     6.494275         8.362750         34,153
 01/01/2010 to 12/31/2010........     8.362750         9.143067         33,746
 01/01/2011 to 12/31/2011........     9.143067         8.807157         29,223
 01/01/2012 to 12/31/2012........     8.807157        10.151155          9,698
 01/01/2013 to 12/31/2013........    10.151155        13.296869          8,469
 01/01/2014 to 12/31/2014........    13.296869        14.434071          6,817
 01/01/2015 to 12/31/2015........    14.434071        14.368416          5,751
 01/01/2016 to 12/31/2016........    14.368416        15.722276          4,503
 01/01/2017 to 12/31/2017........    15.722276        18.880304          4,351





                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.198694       10.532760            17,199
 01/01/2013 to 12/31/2013........    10.532760       11.520943            43,917
 01/01/2014 to 12/31/2014........    11.520943       12.171217            29,782
 01/01/2015 to 12/31/2015........    12.171217       12.047401            15,680
 01/01/2016 to 12/31/2016........    12.047401       12.282523             4,806
 01/01/2017 to 12/31/2017........    12.282523       13.734293             1,369
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996823        1.038973                 0
 01/01/2015 to 12/31/2015........     1.038973        1.012423             8,510
 01/01/2016 to 12/31/2016........     1.012423        1.016229                 0
 01/01/2017 to 12/31/2017........     1.016229        1.155047                 0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008246        7.002004           343,103
 01/01/2009 to 12/31/2009........     7.002004        8.911692         1,082,217
 01/01/2010 to 12/31/2010........     8.911692        9.836843         1,417,238
 01/01/2011 to 12/31/2011........     9.836843        9.475073         1,235,194

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     9.475073        10.585346        1,117,169
 01/01/2013 to 12/31/2013........    10.585346        12.347915        1,005,300
 01/01/2014 to 12/31/2014........    12.347915        12.887006          870,577
 01/01/2015 to 12/31/2015........    12.887006        12.592967          746,493
 01/01/2016 to 12/31/2016........    12.592967        13.360964          595,135
 01/01/2017 to 12/31/2017........    13.360964        15.366052          427,284
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998247         6.351042        1,300,442
 01/01/2009 to 12/31/2009........     6.351042         8.377798        1,965,849
 01/01/2010 to 12/31/2010........     8.377798         9.356557        1,974,898
 01/01/2011 to 12/31/2011........     9.356557         8.772520        1,797,289
 01/01/2012 to 12/31/2012........     8.772520        10.027479        1,733,782
 01/01/2013 to 12/31/2013........    10.027479        12.346114        1,573,425
 01/01/2014 to 12/31/2014........    12.346114        12.926264        1,319,637
 01/01/2015 to 12/31/2015........    12.926264        12.624936          993,110
 01/01/2016 to 12/31/2016........    12.624936        13.537625          697,951
 01/01/2017 to 12/31/2017........    13.537625        16.167387          163,592
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018246         7.674798          201,387
 01/01/2009 to 12/31/2009........     7.674798         9.320112          197,187
 01/01/2010 to 12/31/2010........     9.320112        10.080905          273,340
 01/01/2011 to 12/31/2011........    10.080905         9.940203          266,863
 01/01/2012 to 12/31/2012........     9.940203        10.841861          255,514
 01/01/2013 to 12/31/2013........    10.841861        12.112398          216,545
 01/01/2014 to 12/31/2014........    12.112398        12.646618          228,104
 01/01/2015 to 12/31/2015........    12.646618        12.355517          163,049
 01/01/2016 to 12/31/2016........    12.355517        13.012156          158,658
 01/01/2017 to 12/31/2017........    13.012156        14.466477          138,987
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.130359        11.521580           33,343
 01/01/2013 to 12/31/2013........    11.521580        10.954163           72,664
 01/01/2014 to 12/31/2014........    10.954163        11.211243           40,977
 01/01/2015 to 12/31/2015........    11.211243         9.977019           11,590
 01/01/2016 to 12/31/2016........     9.977019        10.698520            6,104
 01/01/2017 to 12/31/2017........    10.698520        11.561272            3,958
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.883699         1.033597        2,629,622
 01/01/2009 to 12/31/2009........     1.033597         1.239811        2,846,717
 01/01/2010 to 12/31/2010........     1.239811         1.303855        2,550,045
 01/01/2011 to 12/31/2011........     1.303855         1.024854        2,128,837
 01/01/2012 to 12/31/2012........     1.024854         1.203828        2,105,229
 01/01/2013 to 12/31/2013........     1.203828         1.364064        1,785,859
 01/01/2014 to 12/31/2014........     1.364064         1.297530        1,332,198
 01/01/2015 to 12/31/2015........     1.297530         1.249222          592,014
 01/01/2016 to 12/31/2016........     1.249222         1.291487          157,654
 01/01/2017 to 12/31/2017........     1.291487         1.714515          111,759
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.912799         1.050323        2,825,418
 01/01/2009 to 12/31/2009........     1.050323         1.260669        2,547,924
 01/01/2010 to 12/31/2010........     1.260669         1.327980        1,913,079
 01/01/2011 to 12/31/2011........     1.327980         1.045809        1,057,656
 01/01/2012 to 12/31/2012........     1.045809         1.228723          530,088
 01/01/2013 to 12/31/2013........     1.228723         1.394193          294,228

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     1.394193         1.328257          282,888
 01/01/2015 to 12/31/2015........     1.328257         1.279109          258,212
 01/01/2016 to 12/31/2016........     1.279109         1.324783          228,579
 01/01/2017 to 12/31/2017........     1.324783         1.759087          189,342
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.619701         4.379560        2,886,691
 01/01/2009 to 12/31/2009........     4.379560         4.705861        2,624,366
 01/01/2010 to 12/31/2010........     4.705861         5.004868        3,192,164
 01/01/2011 to 12/31/2011........     5.004868         5.236159        1,457,905
 01/01/2012 to 12/31/2012........     5.236159         5.527815        1,126,710
 01/01/2013 to 12/31/2013........     5.527815         5.385251          758,420
 01/01/2014 to 12/31/2014........     5.385251         5.660680          536,155
 01/01/2015 to 12/31/2015........     5.660680         5.589810          374,311
 01/01/2016 to 12/31/2016........     5.589810         5.658715          320,737
 01/01/2017 to 12/31/2017........     5.658715         5.783473          294,535
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.117578         1.942240          690,266
 01/01/2009 to 12/31/2009........     1.942240         2.609175          764,763
 01/01/2010 to 12/31/2010........     2.609175         3.067709          676,656
 01/01/2011 to 12/31/2011........     3.067709         2.742701          612,883
 01/01/2012 to 12/31/2012........     2.742701         3.078764          602,295
 01/01/2013 to 12/31/2013........     3.078764         4.057136          565,289
 01/01/2014 to 12/31/2014........     4.057136         4.337545          440,402
 01/01/2015 to 12/31/2015........     4.337545         4.525287          297,142
 01/01/2016 to 12/31/2016........     4.525287         4.446850          207,331
 01/01/2017 to 12/31/2017........     4.446850         5.845692          105,271
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    17.286384         9.364494           13,130
 01/01/2009 to 05/01/2009........     9.364494         9.766201                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.150282         1.964562        1,270,692
 01/01/2009 to 12/31/2009........     1.964562         2.641460        1,069,799
 01/01/2010 to 12/31/2010........     2.641460         3.109673          822,059
 01/01/2011 to 12/31/2011........     3.109673         2.783028          390,683
 01/01/2012 to 12/31/2012........     2.783028         3.126832          188,765
 01/01/2013 to 12/31/2013........     3.126832         4.124858           72,086
 01/01/2014 to 12/31/2014........     4.124858         4.414345           61,659
 01/01/2015 to 12/31/2015........     4.414345         4.609557           82,163
 01/01/2016 to 12/31/2016........     4.609557         4.533784           56,681
 01/01/2017 to 12/31/2017........     4.533784         5.967201           53,725
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.954137        10.262692           27,730
 01/01/2013 to 12/31/2013........    10.262692        11.140942           56,420
 01/01/2014 to 12/31/2014........    11.140942        11.612725           45,566
 01/01/2015 to 12/31/2015........    11.612725        11.415966           61,291
 01/01/2016 to 12/31/2016........    11.415966        11.732627           15,503
 01/01/2017 to 12/31/2017........    11.732627        13.083609           11,619
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.248677         2.270405       12,302,981
 01/01/2009 to 12/31/2009........     2.270405         2.240024        6,959,804
 01/01/2010 to 12/31/2010........     2.240024         2.204467        4,172,301
 01/01/2011 to 12/31/2011........     2.204467         2.169569        3,697,993

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     2.169569         2.134943        1,989,584
 01/01/2013 to 12/31/2013........     2.134943         2.101054        2,164,759
 01/01/2014 to 12/31/2014........     2.101054         2.067703        1,108,298
 01/01/2015 to 12/31/2015........     2.067703         2.034882          971,734
 01/01/2016 to 12/31/2016........     2.034882         2.004827          611,041
 01/01/2017 to 12/31/2017........     2.004827         1.985612          678,474
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.880927         7.548534          299,115
 01/01/2009 to 12/31/2009........     7.548534         9.767981          249,032
 01/01/2010 to 12/31/2010........     9.767981        11.121367          370,336
 01/01/2011 to 04/29/2011........    11.121367        12.051635                0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    12.015386        10.276570          330,420
 01/01/2012 to 12/31/2012........    10.276570        11.805698          270,260
 01/01/2013 to 12/31/2013........    11.805698        15.046595          224,520
 01/01/2014 to 12/31/2014........    15.046595        15.561266          123,344
 01/01/2015 to 12/31/2015........    15.561266        15.006708           59,959
 01/01/2016 to 12/31/2016........    15.006708        16.094472           23,403
 01/01/2017 to 12/31/2017........    16.094472        19.472488            6,470
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.241226         9.470694          852,577
 01/01/2009 to 12/31/2009........     9.470694        11.233430          904,657
 01/01/2010 to 12/31/2010........    11.233430        12.166423          895,851
 01/01/2011 to 12/31/2011........    12.166423        12.363163          870,824
 01/01/2012 to 12/31/2012........    12.363163        13.282693          868,932
 01/01/2013 to 12/31/2013........    13.282693        13.632133          672,006
 01/01/2014 to 12/31/2014........    13.632133        14.015687          512,837
 01/01/2015 to 12/31/2015........    14.015687        13.712446          522,320
 01/01/2016 to 12/31/2016........    13.712446        14.106119          370,666
 01/01/2017 to 12/31/2017........    14.106119        14.845227          180,513
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.666322         9.001247        1,344,836
 01/01/2009 to 12/31/2009........     9.001247        10.955786        1,171,265
 01/01/2010 to 12/31/2010........    10.955786        12.024721        1,099,827
 01/01/2011 to 12/31/2011........    12.024721        11.958392          935,552
 01/01/2012 to 12/31/2012........    11.958392        13.116385          833,851
 01/01/2013 to 12/31/2013........    13.116385        14.318416          733,508
 01/01/2014 to 12/31/2014........    14.318416        14.785330          573,610
 01/01/2015 to 12/31/2015........    14.785330        14.394459          369,231
 01/01/2016 to 12/31/2016........    14.394459        15.028377          280,030
 01/01/2017 to 12/31/2017........    15.028377        16.364534          192,649
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.131604         8.520078        3,887,940
 01/01/2009 to 12/31/2009........     8.520078        10.609381        3,708,347
 01/01/2010 to 12/31/2010........    10.609381        11.816261        3,597,593
 01/01/2011 to 12/31/2011........    11.816261        11.469905        3,457,375
 01/01/2012 to 12/31/2012........    11.469905        12.781453        3,041,430
 01/01/2013 to 12/31/2013........    12.781453        14.840782        2,744,799
 01/01/2014 to 12/31/2014........    14.840782        15.342845        2,416,626
 01/01/2015 to 12/31/2015........    15.342845        14.907867        1,689,761
 01/01/2016 to 12/31/2016........    14.907867        15.713673        1,022,079
 01/01/2017 to 12/31/2017........    15.713673        17.743149          705,150

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998247         7.023946           32,441
 01/01/2009 to 12/31/2009........     7.023946         8.886071           42,899
 01/01/2010 to 12/31/2010........     8.886071         9.623591           70,001
 01/01/2011 to 12/31/2011........     9.623591         9.304410           41,077
 01/01/2012 to 12/31/2012........     9.304410        10.632284           35,315
 01/01/2013 to 04/26/2013........    10.632284        11.438949                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.512887        13.105859           61,986
 01/01/2014 to 04/25/2014........    13.105859        13.044677                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.589616         8.038528        7,383,995
 01/01/2009 to 12/31/2009........     8.038528        10.212538        7,076,022
 01/01/2010 to 12/31/2010........    10.212538        11.527862        6,576,218
 01/01/2011 to 12/31/2011........    11.527862        10.917303        6,071,950
 01/01/2012 to 12/31/2012........    10.917303        12.396149        5,638,962
 01/01/2013 to 12/31/2013........    12.396149        15.165284        4,835,348
 01/01/2014 to 12/31/2014........    15.165284        15.704718        4,364,636
 01/01/2015 to 12/31/2015........    15.704718        15.193276        3,048,174
 01/01/2016 to 12/31/2016........    15.193276        16.169333        1,492,861
 01/01/2017 to 12/31/2017........    16.169333        18.962651          603,112
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.981034        10.430088           17,954
 01/01/2013 to 12/31/2013........    10.430088        11.738706           97,804
 01/01/2014 to 12/31/2014........    11.738706        12.666989          111,962
 01/01/2015 to 12/31/2015........    12.666989        11.956367          120,174
 01/01/2016 to 12/31/2016........    11.956367        12.750866           98,915
 01/01/2017 to 12/31/2017........    12.750866        14.849613          125,221
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.480530         1.844979        1,851,824
 01/01/2009 to 12/31/2009........     1.844979         2.563724        1,702,308
 01/01/2010 to 12/31/2010........     2.563724         2.895454        1,551,484
 01/01/2011 to 12/31/2011........     2.895454         3.034539        1,383,209
 01/01/2012 to 12/31/2012........     3.034539         3.331965        1,262,012
 01/01/2013 to 12/31/2013........     3.331965         4.476262          985,249
 01/01/2014 to 12/31/2014........     4.476262         4.478948          567,976
 01/01/2015 to 12/31/2015........     4.478948         3.981831          320,641
 01/01/2016 to 12/31/2016........     3.981831         4.806283          243,516
 01/01/2017 to 12/31/2017........     4.806283         5.323345          158,242
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.561032         1.889525        4,392,851
 01/01/2009 to 12/31/2009........     1.889525         2.628186        3,806,242
 01/01/2010 to 12/31/2010........     2.628186         2.971170        3,100,266
 01/01/2011 to 12/31/2011........     2.971170         3.117036        1,814,270
 01/01/2012 to 12/31/2012........     3.117036         3.425998          906,491
 01/01/2013 to 12/31/2013........     3.425998         4.607327          428,040
 01/01/2014 to 12/31/2014........     4.607327         4.614661          406,004
 01/01/2015 to 12/31/2015........     4.614661         4.106503          348,049
 01/01/2016 to 12/31/2016........     4.106503         4.961845          307,564
 01/01/2017 to 12/31/2017........     4.961845         5.501253          309,664
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 05/02/2011 to 12/31/2011........     9.987809         9.753792            5,406
 01/01/2012 to 12/31/2012........     9.753792        10.020294            2,812
 01/01/2013 to 12/31/2013........    10.020294         9.975705           24,962
 01/01/2014 to 12/31/2014........     9.975705         9.921207           43,547
 01/01/2015 to 12/31/2015........     9.921207         9.702949           26,771
 01/01/2016 to 12/31/2016........     9.702949         9.848144           12,701
 01/01/2017 to 12/31/2017........     9.848144         9.821314           13,401
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    41.919801        30.953714           27,622
 01/01/2009 to 12/31/2009........    30.953714        35.641330           36,070
 01/01/2010 to 12/31/2010........    35.641330        38.342944           29,434
 01/01/2011 to 12/31/2011........    38.342944        39.089939           20,419
 01/01/2012 to 12/31/2012........    39.089939        43.123878           24,798
 01/01/2013 to 12/31/2013........    43.123878        51.044814           25,253
 01/01/2014 to 12/31/2014........    51.044814        55.398917           20,232
 01/01/2015 to 12/31/2015........    55.398917        55.770617           14,152
 01/01/2016 to 12/31/2016........    55.770617        58.585282           10,025
 01/01/2017 to 12/31/2017........    58.585282        66.221541            6,516
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.768182         2.242698        5,413,160
 01/01/2009 to 12/31/2009........     2.242698         2.905666        5,348,830
 01/01/2010 to 12/31/2010........     2.905666         3.194462        5,124,551
 01/01/2011 to 12/31/2011........     3.194462         3.009645        4,141,541
 01/01/2012 to 12/31/2012........     3.009645         3.335303        3,694,865
 01/01/2013 to 12/31/2013........     3.335303         4.377331        2,854,135
 01/01/2014 to 12/31/2014........     4.377331         4.753867        1,714,429
 01/01/2015 to 12/31/2015........     4.753867         4.778605          892,112
 01/01/2016 to 12/31/2016........     4.778605         5.034558          623,543
 01/01/2017 to 12/31/2017........     5.034558         5.886850          412,398
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.813036         2.271722        5,054,789
 01/01/2009 to 12/31/2009........     2.271722         2.947224        4,644,976
 01/01/2010 to 12/31/2010........     2.947224         3.243210        3,750,176
 01/01/2011 to 12/31/2011........     3.243210         3.058441        2,360,011
 01/01/2012 to 12/31/2012........     3.058441         3.391920        1,147,422
 01/01/2013 to 12/31/2013........     3.391920         4.457306          391,606
 01/01/2014 to 12/31/2014........     4.457306         4.844799          324,761
 01/01/2015 to 12/31/2015........     4.844799         4.875965          278,922
 01/01/2016 to 12/31/2016........     4.875965         5.141777          243,671
 01/01/2017 to 12/31/2017........     5.141777         6.017811          223,708
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     7.500074         4.627073          227,398
 01/01/2009 to 12/31/2009........     4.627073         5.427770          239,159
 01/01/2010 to 12/31/2010........     5.427770         6.006949          197,801
 01/01/2011 to 12/31/2011........     6.006949         5.926883          192,943
 01/01/2012 to 12/31/2012........     5.926883         6.614620          153,943
 01/01/2013 to 12/31/2013........     6.614620         8.741335           87,130
 01/01/2014 to 12/31/2014........     8.741335         9.764380           75,241
 01/01/2015 to 12/31/2015........     9.764380        10.041241           53,777
 01/01/2016 to 12/31/2016........    10.041241        10.699838           44,557
 01/01/2017 to 12/31/2017........    10.699838        12.840828           23,803

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.182460         9.288285          955,453
 01/01/2009 to 12/31/2009........     9.288285        12.315898          828,565
 01/01/2010 to 12/31/2010........    12.315898        14.072737          715,058
 01/01/2011 to 12/31/2011........    14.072737        13.076087          615,139
 01/01/2012 to 12/31/2012........    13.076087        16.211752          558,038
 01/01/2013 to 12/31/2013........    16.211752        16.520100          434,865
 01/01/2014 to 12/31/2014........    16.520100        18.414892          277,256
 01/01/2015 to 12/31/2015........    18.414892        17.868586          151,353
 01/01/2016 to 12/31/2016........    17.868586        17.738665           76,908
 01/01/2017 to 12/31/2017........    17.738665        19.333772           51,102
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.781679         0.468829        1,728,104
 01/01/2009 to 12/31/2009........     0.468829         0.613468        1,649,512
 01/01/2010 to 12/31/2010........     0.613468         0.747347        1,636,425
 01/01/2011 to 12/31/2011........     0.747347         0.759394        1,326,936
 01/01/2012 to 12/31/2012........     0.759394         0.885583        1,111,279
 01/01/2013 to 12/31/2013........     0.885583         1.268966        1,598,760
 01/01/2014 to 12/31/2014........     1.268966         1.484764        3,095,880
 01/01/2015 to 12/31/2015........     1.484764         1.402214        1,935,266
 01/01/2016 to 12/31/2016........     1.402214         1.416946        1,152,707
 01/01/2017 to 12/31/2017........     1.416946         1.651225          649,555
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   169.905578        96.980909           32,804
 01/01/2009 to 12/31/2009........    96.980909       136.342794           48,381
 01/01/2010 to 12/31/2010........   136.342794       146.788713           38,627
 01/01/2011 to 12/31/2011........   146.788713       133.563436           32,692
 01/01/2012 to 12/31/2012........   133.563436       161.025824           28,661
 01/01/2013 to 12/31/2013........   161.025824       204.087297           24,059
 01/01/2014 to 04/25/2014........   204.087297       212.383653                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     9.144376         4.083941           42,801
 01/01/2009 to 12/31/2009........     4.083941         5.545172           41,040
 01/01/2010 to 12/31/2010........     5.545172         5.857469           51,672
 01/01/2011 to 04/29/2011........     5.857469         6.224246                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.629150         0.569946        1,043,722
 01/01/2012 to 12/31/2012........     0.569946         0.664987          554,798
 01/01/2013 to 12/31/2013........     0.664987         0.954490          324,246
 01/01/2014 to 12/31/2014........     0.954490         1.117298          562,655
 01/01/2015 to 12/31/2015........     1.117298         1.055726          604,928
 01/01/2016 to 12/31/2016........     1.055726         1.068440          462,797
 01/01/2017 to 12/31/2017........     1.068440         1.246516          445,508
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.923287         0.412699        1,135,168
 01/01/2009 to 12/31/2009........     0.412699         0.560330          919,682
 01/01/2010 to 12/31/2010........     0.560330         0.592106          780,819
 01/01/2011 to 04/29/2011........     0.592106         0.629232                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    48.499263        25.848728           62,479
 01/01/2009 to 12/31/2009........    25.848728        37.918863          151,327

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   37.918863        42.912713            85,025
 01/01/2011 to 12/31/2011........   42.912713        40.862614            75,415
 01/01/2012 to 12/31/2012........   40.862614        44.510201            66,965
 01/01/2013 to 12/31/2013........   44.510201        58.011343            55,489
 01/01/2014 to 12/31/2014........   58.011343        63.299659            39,739
 01/01/2015 to 12/31/2015........   63.299659        63.917178            23,328
 01/01/2016 to 12/31/2016........   63.917178        66.146946            10,489
 01/01/2017 to 12/31/2017........   66.146946        81.332898             4,653
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    1.925450         1.120108         6,334,852
 01/01/2009 to 12/31/2009........    1.120108         1.709297         5,918,182
 01/01/2010 to 12/31/2010........    1.709297         1.958394         5,526,228
 01/01/2011 to 12/31/2011........    1.958394         1.652603         4,649,431
 01/01/2012 to 12/31/2012........    1.652603         2.101964         3,711,763
 01/01/2013 to 12/31/2013........    2.101964         2.699323         2,889,136
 01/01/2014 to 12/31/2014........    2.699323         2.502664         1,966,745
 01/01/2015 to 12/31/2015........    2.502664         2.351562         1,280,624
 01/01/2016 to 12/31/2016........    2.351562         2.503487           945,824
 01/01/2017 to 12/31/2017........    2.503487         3.213576           562,607
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........    1.936990         1.127931         1,168,484
 01/01/2009 to 12/31/2009........    1.127931         1.723506         1,070,177
 01/01/2010 to 12/31/2010........    1.723506         1.976130           875,256
 01/01/2011 to 12/31/2011........    1.976130         1.670209           386,967
 01/01/2012 to 12/31/2012........    1.670209         2.124674           162,309
 01/01/2013 to 12/31/2013........    2.124674         2.731793           115,263
 01/01/2014 to 12/31/2014........    2.731793         2.536113            95,866
 01/01/2015 to 12/31/2015........    2.536113         2.384688           106,692
 01/01/2016 to 12/31/2016........    2.384688         2.541858            44,574
 01/01/2017 to 12/31/2017........    2.541858         3.265230            62,310
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    1.010680         1.046550           164,335
 01/01/2013 to 12/31/2013........    1.046550         1.049105           448,211
 01/01/2014 to 12/31/2014........    1.049105         1.090071           354,662
 01/01/2015 to 12/31/2015........    1.090071         1.027658           118,981
 01/01/2016 to 12/31/2016........    1.027658         1.129843           128,907
 01/01/2017 to 12/31/2017........    1.129843         1.223159            39,918
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........    1.583328         0.954672           809,830
 01/01/2009 to 12/31/2009........    0.954672         1.257262           750,420
 01/01/2010 to 12/31/2010........    1.257262         1.561286           846,487
 01/01/2011 to 12/31/2011........    1.561286         1.519941           700,792
 01/01/2012 to 12/31/2012........    1.519941         1.768372           497,949
 01/01/2013 to 12/31/2013........    1.768372         2.439503           491,002
 01/01/2014 to 12/31/2014........    2.439503         2.590703           305,071
 01/01/2015 to 12/31/2015........    2.590703         2.505988           235,927
 01/01/2016 to 12/31/2016........    2.505988         2.748214           159,395
 01/01/2017 to 12/31/2017........    2.748214         3.389881            98,418
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    0.534493         0.333751         1,086,531
 01/01/2009 to 12/31/2009........    0.333751         0.458401         2,123,425
 01/01/2010 to 12/31/2010........    0.458401         0.502168         1,981,569
 01/01/2011 to 12/31/2011........    0.502168         0.495309           874,770

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     0.495309         0.563234        1,371,578
 01/01/2013 to 12/31/2013........     0.563234         0.757901        1,263,020
 01/01/2014 to 12/31/2014........     0.757901         0.811085          894,157
 01/01/2015 to 12/31/2015........     0.811085         0.882339          450,219
 01/01/2016 to 12/31/2016........     0.882339         0.867207          339,405
 01/01/2017 to 12/31/2017........     0.867207         1.169175          196,427
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.179389         5.415309           66,569
 01/01/2009 to 12/31/2009........     5.415309         7.658423           63,957
 01/01/2010 to 12/31/2010........     7.658423         8.245136           79,095
 01/01/2011 to 12/31/2011........     8.245136         8.002498           53,784
 01/01/2012 to 04/27/2012........     8.002498         8.996921                0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     0.536762         0.335025        1,110,516
 01/01/2009 to 12/31/2009........     0.335025         0.461202        1,080,206
 01/01/2010 to 12/31/2010........     0.461202         0.505816          678,936
 01/01/2011 to 12/31/2011........     0.505816         0.499332          371,189
 01/01/2012 to 12/31/2012........     0.499332         0.567917          288,455
 01/01/2013 to 12/31/2013........     0.567917         0.765158          197,720
 01/01/2014 to 12/31/2014........     0.765158         0.819709          191,397
 01/01/2015 to 12/31/2015........     0.819709         0.892730          225,988
 01/01/2016 to 12/31/2016........     0.892730         0.878443          254,445
 01/01/2017 to 12/31/2017........     0.878443         1.185476          322,237
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012734         1.048593           60,020
 01/01/2013 to 12/31/2013........     1.048593         1.145328          401,071
 01/01/2014 to 12/31/2014........     1.145328         1.205776          343,329
 01/01/2015 to 12/31/2015........     1.205776         1.197248          123,062
 01/01/2016 to 12/31/2016........     1.197248         1.212448          100,779
 01/01/2017 to 12/31/2017........     1.212448         1.392020           31,369
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.891273        14.148873           43,704
 01/01/2014 to 12/31/2014........    14.148873        14.407066           32,572
 01/01/2015 to 12/31/2015........    14.407066        14.352448           18,598
 01/01/2016 to 12/31/2016........    14.352448        14.799392           13,287
 01/01/2017 to 12/31/2017........    14.799392        17.910637            4,868
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998247         7.975389           50,460
 01/01/2009 to 12/31/2009........     7.975389        10.033008           55,099
 01/01/2010 to 12/31/2010........    10.033008        11.040934           73,288
 01/01/2011 to 12/31/2011........    11.040934        11.097953           67,370
 01/01/2012 to 12/31/2012........    11.097953        12.285250           88,777
 01/01/2013 to 04/26/2013........    12.285250        12.815640                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.431486         2.159249        1,740,851
 01/01/2009 to 12/31/2009........     2.159249         2.760921        1,478,267
 01/01/2010 to 12/31/2010........     2.760921         3.456441        1,273,978
 01/01/2011 to 12/31/2011........     3.456441         3.413210        1,210,894
 01/01/2012 to 12/31/2012........     3.413210         3.838000        1,098,005
 01/01/2013 to 12/31/2013........     3.838000         5.313831          918,590
 01/01/2014 to 12/31/2014........     5.313831         5.412611          532,681
 01/01/2015 to 12/31/2015........     5.412611         5.233891          272,104
 01/01/2016 to 12/31/2016........     5.233891         6.128055          157,400

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........   6.128055         6.933169             86,344
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   3.466862         2.183704          1,440,440
 01/01/2009 to 12/31/2009........   2.183704         2.794852          1,229,223
 01/01/2010 to 12/31/2010........   2.794852         3.502507            939,987
 01/01/2011 to 12/31/2011........   3.502507         3.462209            677,609
 01/01/2012 to 12/31/2012........   3.462209         3.896896            350,579
 01/01/2013 to 12/31/2013........   3.896896         5.400814            161,627
 01/01/2014 to 12/31/2014........   5.400814         5.506476            146,244
 01/01/2015 to 12/31/2015........   5.506476         5.330162            138,776
 01/01/2016 to 12/31/2016........   5.330162         6.246910            131,727
 01/01/2017 to 12/31/2017........   6.246910         7.074651            127,627
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.102825         0.636943          2,906,450
 01/01/2009 to 12/31/2009........   0.636943         0.812851          2,770,303
 01/01/2010 to 12/31/2010........   0.812851         1.050723          2,328,039
 01/01/2011 to 12/31/2011........   1.050723         1.062467          2,023,835
 01/01/2012 to 12/31/2012........   1.062467         1.159415          1,548,049
 01/01/2013 to 12/31/2013........   1.159415         1.693044          1,442,247
 01/01/2014 to 12/31/2014........   1.693044         1.681741            929,672
 01/01/2015 to 12/31/2015........   1.681741         1.678667            662,970
 01/01/2016 to 12/31/2016........   1.678667         1.751922            355,095
 01/01/2017 to 12/31/2017........   1.751922         2.184255            280,264
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.356344         1.409916          4,672,154
 01/01/2009 to 12/31/2009........   1.409916         1.456633          4,445,478
 01/01/2010 to 12/31/2010........   1.456633         1.515129          3,918,497
 01/01/2011 to 12/31/2011........   1.515129         1.599742          3,168,210
 01/01/2012 to 12/31/2012........   1.599742         1.631282          2,381,263
 01/01/2013 to 12/31/2013........   1.631282         1.564745          1,561,520
 01/01/2014 to 12/31/2014........   1.564745         1.624269          1,454,582
 01/01/2015 to 12/31/2015........   1.624269         1.599917          1,630,102
 01/01/2016 to 12/31/2016........   1.599917         1.608219            994,458
 01/01/2017 to 12/31/2017........   1.608219         1.629678            697,586
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   1.630771         1.020994          2,997,819
 01/01/2009 to 12/31/2009........   1.020994         1.374307          2,708,746
 01/01/2010 to 12/31/2010........   1.374307         1.704093          2,139,787
 01/01/2011 to 12/31/2011........   1.704093         1.640413          1,624,962
 01/01/2012 to 12/31/2012........   1.640413         1.893982          1,312,865
 01/01/2013 to 12/31/2013........   1.893982         2.475858            937,392
 01/01/2014 to 12/31/2014........   2.475858         2.661340            569,140
 01/01/2015 to 12/31/2015........   2.661340         2.550438            414,956
 01/01/2016 to 12/31/2016........   2.550438         3.015430            315,372
 01/01/2017 to 12/31/2017........   3.015430         3.431507            259,386
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........   1.639415         0.932495          4,735,352
 01/01/2009 to 12/31/2009........   0.932495         1.177291          4,465,150
 01/01/2010 to 12/31/2010........   1.177291         1.250296          3,929,696
 01/01/2011 to 12/31/2011........   1.250296         1.074838          3,092,757
 01/01/2012 to 12/31/2012........   1.074838         1.248335          2,353,446
 01/01/2013 to 12/31/2013........   1.248335         1.492911          1,378,988
 01/01/2014 to 12/31/2014........   1.492911         1.377126            891,299

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.377126         1.337920          654,595
 01/01/2016 to 12/31/2016........     1.337920         1.329852          568,449
 01/01/2017 to 12/31/2017........     1.329852         1.630849          483,970
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.786817        11.263864            7,961
 01/01/2014 to 12/31/2014........    11.263864        12.111660           10,250
 01/01/2015 to 12/31/2015........    12.111660        11.774966           19,916
 01/01/2016 to 12/31/2016........    11.774966        12.093470            1,458
 01/01/2017 to 12/31/2017........    12.093470        13.752029                0
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.750455         1.142560        4,043,608
 01/01/2009 to 12/31/2009........     1.142560         1.412958        3,854,722
 01/01/2010 to 12/31/2010........     1.412958         1.760129        3,311,263
 01/01/2011 to 12/31/2011........     1.760129         1.657983        2,677,719
 01/01/2012 to 12/31/2012........     1.657983         1.893425        1,856,858
 01/01/2013 to 12/31/2013........     1.893425         2.574862        1,147,404
 01/01/2014 to 12/31/2014........     2.574862         2.655152          638,119
 01/01/2015 to 12/31/2015........     2.655152         2.495636          429,264
 01/01/2016 to 12/31/2016........     2.495636         2.970869          381,794
 01/01/2017 to 12/31/2017........     2.970869         3.344608          292,367
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     4.292499         2.650227        2,452,136
 01/01/2009 to 12/31/2009........     2.650227         3.284211        2,354,533
 01/01/2010 to 12/31/2010........     3.284211         3.700454        1,978,372
 01/01/2011 to 12/31/2011........     3.700454         3.701390        1,298,009
 01/01/2012 to 12/31/2012........     3.701390         4.204309          912,253
 01/01/2013 to 12/31/2013........     4.204309         5.449156          617,754
 01/01/2014 to 12/31/2014........     5.449156         6.065106          507,762
 01/01/2015 to 12/31/2015........     6.065106         6.023349          477,813
 01/01/2016 to 12/31/2016........     6.023349         6.602476          342,941
 01/01/2017 to 12/31/2017........     6.602476         7.877625          234,021
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........     1.787056         1.013561        4,325,382
 01/01/2009 to 12/31/2009........     1.013561         1.312335        3,830,740
 01/01/2010 to 12/31/2010........     1.312335         1.438810        3,122,820
 01/01/2011 to 12/31/2011........     1.438810         1.264298        2,368,272
 01/01/2012 to 12/31/2012........     1.264298         1.451998        2,008,879
 01/01/2013 to 12/31/2013........     1.451998         1.704133        1,534,770
 01/01/2014 to 12/31/2014........     1.704133         1.560531        1,054,056
 01/01/2015 to 12/31/2015........     1.560531         1.508518          786,912
 01/01/2016 to 12/31/2016........     1.508518         1.471578          554,838
 01/01/2017 to 12/31/2017........     1.471578         1.856050          452,743
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........     4.408561         3.368831        1,991,531
 01/01/2009 to 12/31/2009........     3.368831         3.922193        1,729,362
 01/01/2010 to 12/31/2010........     3.922193         4.238158        1,433,239
 01/01/2011 to 12/31/2011........     4.238158         4.261078        1,094,304
 01/01/2012 to 12/31/2012........     4.261078         4.667275          782,122
 01/01/2013 to 12/31/2013........     4.667275         5.452106          602,943
 01/01/2014 to 12/31/2014........     5.452106         5.814326          430,094
 01/01/2015 to 12/31/2015........     5.814326         5.699170          223,417
 01/01/2016 to 12/31/2016........     5.699170         6.109175          169,762
 01/01/2017 to 12/31/2017........     6.109175         6.744074          119,731

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.450105           0.925997        2,112,181
 01/01/2009 to 12/31/2009........   0.925997           1.012034        2,641,701
 01/01/2010 to 12/31/2010........   1.012034           1.084873        2,383,462
 01/01/2011 to 12/31/2011........   1.084873           1.089573        2,090,549
 01/01/2012 to 12/31/2012........   1.089573           1.221972        2,429,703
 01/01/2013 to 12/31/2013........   1.221972           1.584346        2,087,134
 01/01/2014 to 12/31/2014........   1.584346           1.710467        1,365,288
 01/01/2015 to 12/31/2015........   1.710467           1.579315          971,573
 01/01/2016 to 12/31/2016........   1.579315           1.835514          616,531
 01/01/2017 to 12/31/2017........   1.835514           1.939267          330,503
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.458424           0.932324        1,715,065
 01/01/2009 to 12/31/2009........   0.932324           1.020074        1,329,302
 01/01/2010 to 12/31/2010........   1.020074           1.094268          923,574
 01/01/2011 to 12/31/2011........   1.094268           1.099844          802,413
 01/01/2012 to 12/31/2012........   1.099844           1.235314          450,912
 01/01/2013 to 12/31/2013........   1.235314           1.603353          263,140
 01/01/2014 to 12/31/2014........   1.603353           1.732379          244,967
 01/01/2015 to 12/31/2015........   1.732379           1.601445          195,251
 01/01/2016 to 12/31/2016........   1.601445           1.861916          125,307
 01/01/2017 to 12/31/2017........   1.861916           1.970138           54,878
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.371269           0.894630        2,626,587
 01/01/2009 to 12/31/2009........   0.894630           1.061664        2,711,033
 01/01/2010 to 12/31/2010........   1.061664           1.161624        2,482,650
 01/01/2011 to 12/31/2011........   1.161624           1.150528        2,540,040
 01/01/2012 to 12/31/2012........   1.150528           1.316930        2,638,511
 01/01/2013 to 12/31/2013........   1.316930           1.754651        2,744,566
 01/01/2014 to 12/31/2014........   1.754651           1.909183        2,181,669
 01/01/2015 to 12/31/2015........   1.909183           1.872030        1,556,818
 01/01/2016 to 12/31/2016........   1.872030           2.102001          939,943
 01/01/2017 to 12/31/2017........   2.102001           2.432459          394,163
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   3.097746           1.856436          311,288
 01/01/2009 to 12/31/2009........   1.856436           2.219517          314,850
 01/01/2010 to 12/31/2010........   2.219517           2.496174          257,707
 01/01/2011 to 12/31/2011........   2.496174           2.299788          207,476
 01/01/2012 to 12/31/2012........   2.299788           2.613221          148,553
 01/01/2013 to 04/26/2013........   2.613221           2.875212                0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998247           6.591039            3,983
 01/01/2009 to 12/31/2009........   6.591039           8.100522           37,985
 01/01/2010 to 12/31/2010........   8.100522           8.850774           42,037
 01/01/2011 to 12/31/2011........   8.850774           8.662934           26,728
 01/01/2012 to 12/31/2012........   8.662934           9.711057           19,977
 01/01/2013 to 04/26/2013........   9.711057          10.630832                0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.383424           0.903815        2,517,435
 01/01/2009 to 12/31/2009........   0.903815           1.073328        2,284,932
 01/01/2010 to 12/31/2010........   1.073328           1.175169        1,889,305
 01/01/2011 to 12/31/2011........   1.175169           1.165874        1,456,286
 01/01/2012 to 12/31/2012........   1.165874           1.335356          774,122

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   1.335356         1.782460            355,065
 01/01/2014 to 12/31/2014........   1.782460         1.940601            334,488
 01/01/2015 to 12/31/2015........   1.940601         1.904631            327,252
 01/01/2016 to 12/31/2016........   1.904631         2.140585            175,221
 01/01/2017 to 12/31/2017........   2.140585         2.481684            191,854
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   3.134854         1.880800            358,925
 01/01/2009 to 12/31/2009........   1.880800         2.251836            316,008
 01/01/2010 to 12/31/2010........   2.251836         2.535159            225,222
 01/01/2011 to 12/31/2011........   2.535159         2.337874            127,394
 01/01/2012 to 12/31/2012........   2.337874         2.659216             45,470
 01/01/2013 to 04/26/2013........   2.659216         2.926856                  0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.253930         1.454404          1,536,295
 01/01/2011 to 12/31/2011........   1.454404         1.332284            986,161
 01/01/2012 to 12/31/2012........   1.332284         1.432716            772,961
 01/01/2013 to 12/31/2013........   1.432716         1.960212            595,048
 01/01/2014 to 12/31/2014........   1.960212         1.948660            413,466
 01/01/2015 to 12/31/2015........   1.948660         1.821403            326,935
 01/01/2016 to 12/31/2016........   1.821403         1.640841            257,377
 01/01/2017 to 12/31/2017........   1.640841         2.259409            116,332
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........   1.991405         0.873383          1,952,129
 01/01/2009 to 12/31/2009........   0.873383         1.147738          1,861,117
 01/01/2010 to 04/30/2010........   1.147738         1.241387                  0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........   1.995172         1.206400          2,137,231
 01/01/2009 to 12/31/2009........   1.206400         1.339623          2,260,234
 01/01/2010 to 12/31/2010........   1.339623         1.599734          2,131,817
 01/01/2011 to 12/31/2011........   1.599734         1.661090          1,705,154
 01/01/2012 to 12/31/2012........   1.661090         1.794014          1,526,482
 01/01/2013 to 12/31/2013........   1.794014         2.439789          1,513,023
 01/01/2014 to 12/31/2014........   2.439789         2.393846            844,688
 01/01/2015 to 12/31/2015........   2.393846         2.364800            531,459
 01/01/2016 to 12/31/2016........   2.364800         2.755350            353,052
 01/01/2017 to 12/31/2017........   2.755350         3.131734            222,381
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   1.548889         0.940433          1,620,582
 01/01/2009 to 12/31/2009........   0.940433         1.265736          1,592,283
 01/01/2010 to 12/31/2010........   1.265736         1.530404          1,522,140
 01/01/2011 to 12/31/2011........   1.530404         1.426693          1,145,998
 01/01/2012 to 12/31/2012........   1.426693         1.478138            947,769
 01/01/2013 to 04/26/2013........   1.478138         1.601689                  0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........   2.006791         1.214500          4,148,413
 01/01/2009 to 12/31/2009........   1.214500         1.349656          3,899,962
 01/01/2010 to 12/31/2010........   1.349656         1.613185          3,133,159
 01/01/2011 to 12/31/2011........   1.613185         1.675879          2,009,800
 01/01/2012 to 12/31/2012........   1.675879         1.812435            958,927
 01/01/2013 to 12/31/2013........   1.812435         2.468125            532,752
 01/01/2014 to 12/31/2014........   2.468125         2.424313            493,001
 01/01/2015 to 12/31/2015........   2.424313         2.396045            440,117
 01/01/2016 to 12/31/2016........   2.396045         2.795191            347,402

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     2.795191         3.180508          266,988
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    19.793045        11.577961          125,145
 01/01/2009 to 12/31/2009........    11.577961        15.929235          125,380
 01/01/2010 to 12/31/2010........    15.929235        18.173340          112,800
 01/01/2011 to 12/31/2011........    18.173340        16.382079           77,592
 01/01/2012 to 12/31/2012........    16.382079        19.534399           77,099
 01/01/2013 to 12/31/2013........    19.534399        24.436787           70,314
 01/01/2014 to 12/31/2014........    24.436787        24.564091           51,808
 01/01/2015 to 12/31/2015........    24.564091        25.125574           36,395
 01/01/2016 to 12/31/2016........    25.125574        24.783877           37,935
 01/01/2017 to 12/31/2017........    24.783877        33.351855           15,539
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998247         6.560224            1,439
 01/01/2009 to 12/31/2009........     6.560224         8.562128           15,080
 01/01/2010 to 12/31/2010........     8.562128         9.071628           21,275
 01/01/2011 to 12/31/2011........     9.071628         8.312155           22,391
 01/01/2012 to 12/31/2012........     8.312155         9.996624           49,675
 01/01/2013 to 04/26/2013........     9.996624        10.620700                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999781         1.034159                0
 01/01/2015 to 12/31/2015........     1.034159         0.962001                0
 01/01/2016 to 12/31/2016........     0.962001         1.052039                0
 01/01/2017 to 12/31/2017........     1.052039         1.165822                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    12.017102        11.011122          381,006
 01/01/2009 to 12/31/2009........    11.011122        12.792205          508,674
 01/01/2010 to 12/31/2010........    12.792205        13.566250          520,547
 01/01/2011 to 12/31/2011........    13.566250        14.838974          493,886
 01/01/2012 to 12/31/2012........    14.838974        15.935663          507,702
 01/01/2013 to 12/31/2013........    15.935663        14.228103          365,070
 01/01/2014 to 12/31/2014........    14.228103        14.407365          252,921
 01/01/2015 to 12/31/2015........    14.407365        13.737709          142,828
 01/01/2016 to 12/31/2016........    13.737709        14.193463          117,595
 01/01/2017 to 12/31/2017........    14.193463        14.453179           70,951
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.314558         1.298939       18,888,307
 01/01/2009 to 12/31/2009........     1.298939         1.508792       18,377,813
 01/01/2010 to 12/31/2010........     1.508792         1.606167       16,193,669
 01/01/2011 to 12/31/2011........     1.606167         1.630843       12,128,709
 01/01/2012 to 12/31/2012........     1.630843         1.753607        9,408,185
 01/01/2013 to 12/31/2013........     1.753607         1.692717        7,080,226
 01/01/2014 to 12/31/2014........     1.692717         1.735679        5,055,481
 01/01/2015 to 12/31/2015........     1.735679         1.708214        3,352,827
 01/01/2016 to 12/31/2016........     1.708214         1.724972        2,526,027
 01/01/2017 to 12/31/2017........     1.724972         1.774072        1,896,298
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.750873        10.902456            7,444
 01/01/2013 to 12/31/2013........    10.902456        10.244483           37,164
 01/01/2014 to 12/31/2014........    10.244483        10.843725           25,674
 01/01/2015 to 12/31/2015........    10.843725        10.717499           35,348
 01/01/2016 to 12/31/2016........    10.717499        10.686322            9,854
 01/01/2017 to 12/31/2017........    10.686322        10.790590            8,923

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.215538        10.738131            3,948
 01/01/2014 to 12/31/2014........    10.738131        11.480843            6,689
 01/01/2015 to 12/31/2015........    11.480843        11.157219            6,217
 01/01/2016 to 12/31/2016........    11.157219        11.481462              248
 01/01/2017 to 12/31/2017........    11.481462        13.160968              248
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010712         1.066681           46,513
 01/01/2013 to 12/31/2013........     1.066681         1.155890          165,515
 01/01/2014 to 12/31/2014........     1.155890         1.225579          113,650
 01/01/2015 to 12/31/2015........     1.225579         1.195522           39,579
 01/01/2016 to 12/31/2016........     1.195522         1.243058           11,494
 01/01/2017 to 12/31/2017........     1.243058         1.398275           11,408
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.547004         8.515560           31,512
 01/01/2009 to 12/31/2009........     8.515560        10.466042           81,967
 01/01/2010 to 12/31/2010........    10.466042        11.560593          362,628
 01/01/2011 to 12/31/2011........    11.560593        11.498194          218,845
 01/01/2012 to 12/31/2012........    11.498194        12.768193          227,747
 01/01/2013 to 12/31/2013........    12.768193        14.190447          195,543
 01/01/2014 to 12/31/2014........    14.190447        14.776842          191,199
 01/01/2015 to 12/31/2015........    14.776842        14.256789          160,066
 01/01/2016 to 12/31/2016........    14.256789        14.842035          149,627
 01/01/2017 to 12/31/2017........    14.842035        16.923748          110,108
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.835268         7.807065           16,507
 01/01/2009 to 12/31/2009........     7.807065         9.918875          123,280
 01/01/2010 to 12/31/2010........     9.918875        11.143148          147,800
 01/01/2011 to 12/31/2011........    11.143148        10.733143          267,797
 01/01/2012 to 12/31/2012........    10.733143        12.149637          249,907
 01/01/2013 to 12/31/2013........    12.149637        14.117693          266,225
 01/01/2014 to 12/31/2014........    14.117693        14.640936          207,168
 01/01/2015 to 12/31/2015........    14.640936        14.075544          169,181
 01/01/2016 to 12/31/2016........    14.075544        14.805088          133,131
 01/01/2017 to 12/31/2017........    14.805088        17.431912           36,046
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.492542         0.851851        2,658,485
 01/01/2009 to 12/31/2009........     0.851851         1.199123        2,556,959
 01/01/2010 to 12/31/2010........     1.199123         1.377692        2,198,713
 01/01/2011 to 12/31/2011........     1.377692         1.337764        1,875,525
 01/01/2012 to 12/31/2012........     1.337764         1.562261        1,779,770
 01/01/2013 to 12/31/2013........     1.562261         2.133525        3,336,794
 01/01/2014 to 12/31/2014........     2.133525         2.284975        2,541,684
 01/01/2015 to 12/31/2015........     2.284975         2.485104        1,428,419
 01/01/2016 to 12/31/2016........     2.485104         2.483120          913,064
 01/01/2017 to 12/31/2017........     2.483120         3.261928          542,345
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.631436         0.345163        5,474,189
 01/01/2009 to 12/31/2009........     0.345163         0.540015        5,652,634
 01/01/2010 to 12/31/2010........     0.540015         0.678609        4,013,953
 01/01/2011 to 12/31/2011........     0.678609         0.601772        6,026,902
 01/01/2012 to 12/31/2012........     0.601772         0.663932        5,253,367
 01/01/2013 to 04/26/2013........     0.663932         0.693847                0

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   0.963407         0.571214          7,174,342
 01/01/2009 to 12/31/2009........   0.571214         0.817769          6,745,474
 01/01/2010 to 12/31/2010........   0.817769         1.027592          5,868,648
 01/01/2011 to 12/31/2011........   1.027592         0.994651          4,431,848
 01/01/2012 to 12/31/2012........   0.994651         1.112709          3,800,390
 01/01/2013 to 12/31/2013........   1.112709         1.495610          3,113,968
 01/01/2014 to 12/31/2014........   1.495610         1.659897          2,472,142
 01/01/2015 to 12/31/2015........   1.659897         1.742565          1,895,777
 01/01/2016 to 12/31/2016........   1.742565         1.821500          1,196,598
 01/01/2017 to 12/31/2017........   1.821500         2.236238            819,666
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.556521         0.975437            968,259
 01/01/2009 to 12/31/2009........   0.975437         1.330833            903,533
 01/01/2010 to 12/31/2010........   1.330833         1.763710            929,772
 01/01/2011 to 12/31/2011........   1.763710         1.760891            821,257
 01/01/2012 to 12/31/2012........   1.760891         2.008469            848,248
 01/01/2013 to 12/31/2013........   2.008469         2.849696            755,168
 01/01/2014 to 12/31/2014........   2.849696         2.990859            498,644
 01/01/2015 to 12/31/2015........   2.990859         3.015903            408,426
 01/01/2016 to 12/31/2016........   3.015903         3.308841            340,847
 01/01/2017 to 12/31/2017........   3.308841         3.990303            209,015
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.618053         1.353167          3,045,603
 01/01/2009 to 12/31/2009........   1.353167         1.967460          2,794,157
 01/01/2010 to 12/31/2010........   1.967460         2.440636          2,657,375
 01/01/2011 to 12/31/2011........   2.440636         2.241661          2,005,470
 01/01/2012 to 04/27/2012........   2.241661         2.477331                  0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.465202         2.530822          1,570,605
 01/01/2013 to 12/31/2013........   2.530822         3.245460          1,091,031
 01/01/2014 to 12/31/2014........   3.245460         3.501945            767,002
 01/01/2015 to 12/31/2015........   3.501945         3.136825            480,560
 01/01/2016 to 12/31/2016........   3.136825         3.565655            357,859
 01/01/2017 to 12/31/2017........   3.565655         3.841712            244,958
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   2.059586         1.718262          2,547,418
 01/01/2009 to 12/31/2009........   1.718262         2.230307          2,238,595
 01/01/2010 to 12/31/2010........   2.230307         2.468297          2,053,931
 01/01/2011 to 12/31/2011........   2.468297         2.570967          1,682,107
 01/01/2012 to 12/31/2012........   2.570967         2.815669          1,609,764
 01/01/2013 to 12/31/2013........   2.815669         2.793889          1,304,547
 01/01/2014 to 12/31/2014........   2.793889         2.894968            913,948
 01/01/2015 to 12/31/2015........   2.894968         2.792017            540,398
 01/01/2016 to 12/31/2016........   2.792017         2.975819            800,577
 01/01/2017 to 12/31/2017........   2.975819         3.161033            601,808
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.862426         1.491822          5,097,221
 01/01/2009 to 12/31/2009........   1.491822         2.008030          4,515,036
 01/01/2010 to 12/31/2010........   2.008030         2.232391          3,921,351
 01/01/2011 to 12/31/2011........   2.232391         2.295003          2,916,632
 01/01/2012 to 12/31/2012........   2.295003         2.550789          2,409,592

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   2.550789         2.710599          1,838,172
 01/01/2014 to 12/31/2014........   2.710599         2.796392          1,338,052
 01/01/2015 to 12/31/2015........   2.796392         2.692163            861,695
 01/01/2016 to 04/29/2016........   2.692163         2.772164                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.084453         1.741245          3,067,366
 01/01/2009 to 12/31/2009........   1.741245         2.261567          2,630,081
 01/01/2010 to 12/31/2010........   2.261567         2.506637          2,090,061
 01/01/2011 to 12/31/2011........   2.506637         2.613131          1,404,918
 01/01/2012 to 12/31/2012........   2.613131         2.861950            859,046
 01/01/2013 to 12/31/2013........   2.861950         2.842859            575,989
 01/01/2014 to 12/31/2014........   2.842859         2.948777            498,442
 01/01/2015 to 12/31/2015........   2.948777         2.846965            460,035
 01/01/2016 to 12/31/2016........   2.846965         3.039232            699,730
 01/01/2017 to 12/31/2017........   3.039232         3.229973            590,698
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.616303         1.582115          4,145,062
 01/01/2009 to 12/31/2009........   1.582115         1.620533          3,593,723
 01/01/2010 to 12/31/2010........   1.620533         1.682408          3,329,227
 01/01/2011 to 12/31/2011........   1.682408         1.742961          2,894,771
 01/01/2012 to 12/31/2012........   1.742961         1.767423          2,712,920
 01/01/2013 to 12/31/2013........   1.767423         1.723623          1,938,594
 01/01/2014 to 12/31/2014........   1.723623         1.739520          1,087,169
 01/01/2015 to 12/31/2015........   1.739520         1.717164            535,528
 01/01/2016 to 12/31/2016........   1.717164         1.707167            402,192
 01/01/2017 to 12/31/2017........   1.707167         1.708301            353,338
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.635026         1.602116          2,659,069
 01/01/2009 to 12/31/2009........   1.602116         1.642683          2,423,112
 01/01/2010 to 12/31/2010........   1.642683         1.708288          1,684,764
 01/01/2011 to 12/31/2011........   1.708288         1.770045            928,299
 01/01/2012 to 12/31/2012........   1.770045         1.796624            451,381
 01/01/2013 to 12/31/2013........   1.796624         1.754855            222,913
 01/01/2014 to 12/31/2014........   1.754855         1.771277            156,832
 01/01/2015 to 12/31/2015........   1.771277         1.750098            111,929
 01/01/2016 to 12/31/2016........   1.750098         1.742960             70,259
 01/01/2017 to 12/31/2017........   1.742960         1.745724             74,054





                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........   15.111599        13.447112         201,582
 01/01/2009 to 12/31/2009........   13.447112        14.864707         185,037
 01/01/2010 to 12/31/2010........   14.864707        15.532678         171,080
 01/01/2011 to 12/31/2011........   15.532678        16.179441         167,322
 01/01/2012 to 12/31/2012........   16.179441        16.734733         155,809
 01/01/2013 to 12/31/2013........   16.734733        16.073401         115,336
 01/01/2014 to 12/31/2014........   16.073401        16.611602         106,664
 01/01/2015 to 12/31/2015........   16.611602        16.351823          80,653
 01/01/2016 to 12/31/2016........   16.351823        16.524713          70,673

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........    16.524713        16.817168           38,766
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........     3.383309         1.543542        8,146,069
 01/01/2009 to 12/31/2009........     1.543542         2.444064        7,440,643
 01/01/2010 to 12/31/2010........     2.444064         2.937089        6,104,990
 01/01/2011 to 12/31/2011........     2.937089         2.331325        4,931,704
 01/01/2012 to 12/31/2012........     2.331325         2.704363        4,069,901
 01/01/2013 to 12/31/2013........     2.704363         3.405568        3,035,355
 01/01/2014 to 12/31/2014........     3.405568         3.414100        2,117,698
 01/01/2015 to 12/31/2015........     3.414100         3.360413        1,414,591
 01/01/2016 to 12/31/2016........     3.360413         3.368037        1,011,552
 01/01/2017 to 12/31/2017........     3.368037         4.162687          674,102
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    15.858887         8.721929        3,321,752
 01/01/2009 to 12/31/2009........     8.721929        11.936545        3,057,207
 01/01/2010 to 12/31/2010........    11.936545        13.906920        2,724,919
 01/01/2011 to 12/31/2011........    13.906920        13.068603        2,102,030
 01/01/2012 to 12/31/2012........    13.068603        15.122922        1,587,966
 01/01/2013 to 12/31/2013........    15.122922        19.314745        1,112,780
 01/01/2014 to 12/31/2014........    19.314745        20.574073          754,659
 01/01/2015 to 12/31/2015........    20.574073        21.582069          463,306
 01/01/2016 to 12/31/2016........    21.582069        23.196642          342,650
 01/01/2017 to 12/31/2017........    23.196642        29.215658          234,194
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    10.778557         6.575688        3,108,323
 01/01/2009 to 12/31/2009........     6.575688         8.471822        2,894,232
 01/01/2010 to 12/31/2010........     8.471822         9.266945        2,624,790
 01/01/2011 to 12/31/2011........     9.266945         8.930939        2,037,254
 01/01/2012 to 12/31/2012........     8.930939        10.299000        1,421,794
 01/01/2013 to 12/31/2013........    10.299000        13.497272        1,011,867
 01/01/2014 to 12/31/2014........    13.497272        14.658941          717,929
 01/01/2015 to 12/31/2015........    14.658941        14.599562          510,919
 01/01/2016 to 12/31/2016........    14.599562        15.983189          406,584
 01/01/2017 to 12/31/2017........    15.983189        19.203190          265,055





                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   10.208984        10.550465           3,908
 01/01/2013 to 12/31/2013........   10.550465        11.551854           9,638
 01/01/2014 to 12/31/2014........   11.551854        12.216082          10,065
 01/01/2015 to 12/31/2015........   12.216082        12.103911          14,822
 01/01/2016 to 12/31/2016........   12.103911        12.352480           5,898
 01/01/2017 to 12/31/2017........   12.352480        13.826296           7,095
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........    0.996837         1.039690               0
 01/01/2015 to 12/31/2015........    1.039690         1.014136               0
 01/01/2016 to 12/31/2016........    1.014136         1.018967               0
 01/01/2017 to 12/31/2017........    1.018967         1.159314               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/28/2008 to 12/31/2008........    10.008356         7.006834          77,597
 01/01/2009 to 12/31/2009........     7.006834         8.926760         152,849
 01/01/2010 to 12/31/2010........     8.926760         9.863326         240,778
 01/01/2011 to 12/31/2011........     9.863326         9.510068         234,785
 01/01/2012 to 12/31/2012........     9.510068        10.635126         228,395
 01/01/2013 to 12/31/2013........    10.635126        12.418392         166,618
 01/01/2014 to 12/31/2014........    12.418392        12.973529         156,814
 01/01/2015 to 12/31/2015........    12.973529        12.690204         139,067
 01/01/2016 to 12/31/2016........    12.690204        13.477601         116,389
 01/01/2017 to 12/31/2017........    13.477601        15.515650          95,494
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998356         6.355426         474,130
 01/01/2009 to 12/31/2009........     6.355426         8.391968         852,845
 01/01/2010 to 12/31/2010........     8.391968         9.381751         782,777
 01/01/2011 to 12/31/2011........     9.381751         8.804928         729,129
 01/01/2012 to 12/31/2012........     8.804928        10.074643         741,126
 01/01/2013 to 12/31/2013........    10.074643        12.416587         737,355
 01/01/2014 to 12/31/2014........    12.416587        13.013058         680,281
 01/01/2015 to 12/31/2015........    13.013058        12.722429         661,186
 01/01/2016 to 12/31/2016........    12.722429        13.655813         536,986
 01/01/2017 to 12/31/2017........    13.655813        16.324795         416,601
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018355         7.680087         157,033
 01/01/2009 to 12/31/2009........     7.680087         9.335863         307,082
 01/01/2010 to 12/31/2010........     9.335863        10.108040         327,367
 01/01/2011 to 12/31/2011........    10.108040         9.976909         316,105
 01/01/2012 to 12/31/2012........     9.976909        10.892841         343,445
 01/01/2013 to 12/31/2013........    10.892841        12.181525         342,434
 01/01/2014 to 12/31/2014........    12.181525        12.731520         330,310
 01/01/2015 to 12/31/2015........    12.731520        12.450914         329,122
 01/01/2016 to 12/31/2016........    12.450914        13.125741         272,578
 01/01/2017 to 12/31/2017........    13.125741        14.607311         196,476
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.141882        11.541250           9,539
 01/01/2013 to 12/31/2013........    11.541250        10.983847           8,446
 01/01/2014 to 12/31/2014........    10.983847        11.252874           9,290
 01/01/2015 to 12/31/2015........    11.252874        10.024096           7,092
 01/01/2016 to 12/31/2016........    10.024096        10.759754          14,592
 01/01/2017 to 12/31/2017........    10.759754        11.639043           7,517
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.915389         1.052042         371,033
 01/01/2009 to 12/31/2009........     1.052042         1.263199         340,206
 01/01/2010 to 12/31/2010........     1.263199         1.329779         309,486
 01/01/2011 to 12/31/2011........     1.329779         1.046275         257,108
 01/01/2012 to 12/31/2012........     1.046275         1.230227         253,660
 01/01/2013 to 12/31/2013........     1.230227         1.395370         238,815
 01/01/2014 to 12/31/2014........     1.395370         1.328638         246,637
 01/01/2015 to 12/31/2015........     1.328638         1.280453         190,340
 01/01/2016 to 12/31/2016........     1.280453         1.325099         158,416
 01/01/2017 to 12/31/2017........     1.325099         1.760889         126,120
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.944964         1.069058         491,493
 01/01/2009 to 12/31/2009........     1.069058         1.284440         422,367

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     1.284440         1.354373         321,196
 01/01/2011 to 12/31/2011........     1.354373         1.067660         269,967
 01/01/2012 to 12/31/2012........     1.067660         1.255657         278,670
 01/01/2013 to 12/31/2013........     1.255657         1.426180         210,591
 01/01/2014 to 12/31/2014........     1.426180         1.360091         163,633
 01/01/2015 to 12/31/2015........     1.360091         1.311076         164,712
 01/01/2016 to 12/31/2016........     1.311076         1.359250         153,302
 01/01/2017 to 12/31/2017........     1.359250         1.806653         140,439
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.733636         4.492074         807,503
 01/01/2009 to 12/31/2009........     4.492074         4.831586         723,412
 01/01/2010 to 12/31/2010........     4.831586         5.143722         608,895
 01/01/2011 to 12/31/2011........     5.143722         5.386798         548,972
 01/01/2012 to 12/31/2012........     5.386798         5.692563         538,059
 01/01/2013 to 12/31/2013........     5.692563         5.551301         508,980
 01/01/2014 to 12/31/2014........     5.551301         5.841060         442,945
 01/01/2015 to 12/31/2015........     5.841060         5.773703         406,533
 01/01/2016 to 12/31/2016........     5.773703         5.850723         347,330
 01/01/2017 to 12/31/2017........     5.850723         5.985680         291,159
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.158926         1.969979          66,674
 01/01/2009 to 12/31/2009........     1.969979         2.649087          86,701
 01/01/2010 to 12/31/2010........     2.649087         3.117748          85,395
 01/01/2011 to 12/31/2011........     3.117748         2.790222          76,307
 01/01/2012 to 12/31/2012........     2.790222         3.135257          73,838
 01/01/2013 to 12/31/2013........     3.135257         4.135715          73,741
 01/01/2014 to 12/31/2014........     4.135715         4.425979          60,646
 01/01/2015 to 12/31/2015........     4.425979         4.622170          50,888
 01/01/2016 to 12/31/2016........     4.622170         4.546599          51,819
 01/01/2017 to 12/31/2017........     4.546599         5.982776          38,821
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    17.483597         9.480861           1,850
 01/01/2009 to 05/01/2009........     9.480861         9.890852               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.192042         1.992606         263,101
 01/01/2009 to 12/31/2009........     1.992606         2.681847         208,429
 01/01/2010 to 12/31/2010........     2.681847         3.160374         176,932
 01/01/2011 to 12/31/2011........     3.160374         2.831228         161,769
 01/01/2012 to 12/31/2012........     2.831228         3.184186         137,483
 01/01/2013 to 12/31/2013........     3.184186         4.204719          98,453
 01/01/2014 to 12/31/2014........     4.204719         4.504314          56,111
 01/01/2015 to 12/31/2015........     4.504314         4.708211          94,876
 01/01/2016 to 12/31/2016........     4.708211         4.635450          38,695
 01/01/2017 to 12/31/2017........     4.635450         6.107092          67,640
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.964181        10.279944          27,337
 01/01/2013 to 12/31/2013........    10.279944        11.170834          23,172
 01/01/2014 to 12/31/2014........    11.170834        11.655534          16,830
 01/01/2015 to 12/31/2015........    11.655534        11.469519          11,868
 01/01/2016 to 12/31/2016........    11.469519        11.799458          11,439
 01/01/2017 to 12/31/2017........    11.799458        13.171261          13,763
BlackRock Ultra-Short Term Bond Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     2.304109         2.328706       1,833,282
 01/01/2009 to 12/31/2009........     2.328706         2.299844       1,091,601
 01/01/2010 to 12/31/2010........     2.299844         2.265602         540,188
 01/01/2011 to 12/31/2011........     2.265602         2.231962         724,963
 01/01/2012 to 12/31/2012........     2.231962         2.198551         886,865
 01/01/2013 to 12/31/2013........     2.198551         2.165817         878,777
 01/01/2014 to 12/31/2014........     2.165817         2.133571         770,288
 01/01/2015 to 12/31/2015........     2.133571         2.101805         649,133
 01/01/2016 to 12/31/2016........     2.101805         2.072834         576,214
 01/01/2017 to 12/31/2017........     2.072834         2.055015         496,221
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.915414         7.576359          21,149
 01/01/2009 to 12/31/2009........     7.576359         9.813798          21,369
 01/01/2010 to 12/31/2010........     9.813798        11.184701          15,860
 01/01/2011 to 04/29/2011........    11.184701        12.124218               0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    12.087850        10.345418          16,146
 01/01/2012 to 12/31/2012........    10.345418        11.896742          15,190
 01/01/2013 to 12/31/2013........    11.896742        15.177794          13,567
 01/01/2014 to 12/31/2014........    15.177794        15.712662          14,260
 01/01/2015 to 12/31/2015........    15.712662        15.167877           3,109
 01/01/2016 to 12/31/2016........    15.167877        16.283598           3,098
 01/01/2017 to 12/31/2017........    16.283598        19.720953           3,091
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.271323         9.505582         113,807
 01/01/2009 to 12/31/2009........     9.505582        11.286086          86,921
 01/01/2010 to 12/31/2010........    11.286086        12.235677          98,442
 01/01/2011 to 12/31/2011........    12.235677        12.445946         138,951
 01/01/2012 to 12/31/2012........    12.445946        13.385081         123,822
 01/01/2013 to 12/31/2013........    13.385081        13.750960         108,237
 01/01/2014 to 12/31/2014........    13.750960        14.152003          73,085
 01/01/2015 to 12/31/2015........    14.152003        13.859669          73,399
 01/01/2016 to 12/31/2016........    13.859669        14.271834          52,707
 01/01/2017 to 12/31/2017........    14.271834        15.034609          36,201
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.697557         9.034411         193,089
 01/01/2009 to 12/31/2009........     9.034411        11.007149         222,496
 01/01/2010 to 12/31/2010........    11.007149        12.093175         176,512
 01/01/2011 to 12/31/2011........    12.093175        12.038473         154,337
 01/01/2012 to 12/31/2012........    12.038473        13.217500         170,490
 01/01/2013 to 12/31/2013........    13.217500        14.443233         180,626
 01/01/2014 to 12/31/2014........    14.443233        14.929140         214,965
 01/01/2015 to 12/31/2015........    14.929140        14.549014         288,566
 01/01/2016 to 12/31/2016........    14.549014        15.204935         240,976
 01/01/2017 to 12/31/2017........    15.204935        16.573306         184,503
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.164084         8.551473         844,251
 01/01/2009 to 12/31/2009........     8.551473        10.659127         819,879
 01/01/2010 to 12/31/2010........    10.659127        11.883535         810,309
 01/01/2011 to 12/31/2011........    11.883535        11.546725         785,644
 01/01/2012 to 12/31/2012........    11.546725        12.879996         737,748
 01/01/2013 to 12/31/2013........    12.879996        14.970161         670,013

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    14.970161        15.492088          611,138
 01/01/2015 to 12/31/2015........    15.492088        15.067946          517,652
 01/01/2016 to 12/31/2016........    15.067946        15.898293          462,043
 01/01/2017 to 12/31/2017........    15.898293        17.969518          400,301
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998356         7.028791           14,597
 01/01/2009 to 12/31/2009........     7.028791         8.901095           20,811
 01/01/2010 to 12/31/2010........     8.901095         9.649500           19,817
 01/01/2011 to 12/31/2011........     9.649500         9.338777           27,841
 01/01/2012 to 12/31/2012........     9.338777        10.682288           26,759
 01/01/2013 to 04/26/2013........    10.682288        11.496400                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.570804        13.180663           24,656
 01/01/2014 to 04/25/2014........    13.180663        13.123269                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.623322         8.068154        1,295,389
 01/01/2009 to 12/31/2009........     8.068154        10.260433        1,168,019
 01/01/2010 to 12/31/2010........    10.260433        11.593503        1,146,416
 01/01/2011 to 12/31/2011........    11.593503        10.990433        1,017,406
 01/01/2012 to 12/31/2012........    10.990433        12.491734          946,771
 01/01/2013 to 12/31/2013........    12.491734        15.297505          872,568
 01/01/2014 to 12/31/2014........    15.297505        15.857497          841,775
 01/01/2015 to 12/31/2015........    15.857497        15.356434          681,185
 01/01/2016 to 12/31/2016........    15.356434        16.359323          589,642
 01/01/2017 to 12/31/2017........    16.359323        19.204594          629,608
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.991105        10.447619            3,931
 01/01/2013 to 12/31/2013........    10.447619        11.770200           17,152
 01/01/2014 to 12/31/2014........    11.770200        12.713680           17,995
 01/01/2015 to 12/31/2015........    12.713680        12.012451           42,780
 01/01/2016 to 12/31/2016........    12.012451        12.823491           31,338
 01/01/2017 to 12/31/2017........    12.823491        14.949084           32,046
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.531995         1.874145          317,836
 01/01/2009 to 12/31/2009........     1.874145         2.606858          305,785
 01/01/2010 to 12/31/2010........     2.606858         2.947114          241,912
 01/01/2011 to 12/31/2011........     2.947114         3.091764          207,530
 01/01/2012 to 12/31/2012........     3.091764         3.398213          182,594
 01/01/2013 to 12/31/2013........     3.398213         4.569827          164,083
 01/01/2014 to 12/31/2014........     4.569827         4.577146          138,679
 01/01/2015 to 12/31/2015........     4.577146         4.073204          125,593
 01/01/2016 to 12/31/2016........     4.073204         4.921494          122,929
 01/01/2017 to 12/31/2017........     4.921494         5.456387          118,033
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.613689         1.919397        1,078,712
 01/01/2009 to 12/31/2009........     1.919397         2.672407          886,005
 01/01/2010 to 12/31/2010........     2.672407         3.024182          764,397
 01/01/2011 to 12/31/2011........     3.024182         3.175819          677,530
 01/01/2012 to 12/31/2012........     3.175819         3.494118          567,169
 01/01/2013 to 12/31/2013........     3.494118         4.703634          461,054
 01/01/2014 to 12/31/2014........     4.703634         4.715837          395,910

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     4.715837         4.200739          348,848
 01/01/2016 to 12/31/2016........     4.200739         5.080788          257,598
 01/01/2017 to 12/31/2017........     5.080788         5.638743          235,945
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.987946         9.760397                0
 01/01/2012 to 12/31/2012........     9.760397        10.037167                0
 01/01/2013 to 12/31/2013........    10.037167        10.002501            7,007
 01/01/2014 to 12/31/2014........    10.002501         9.957810            7,114
 01/01/2015 to 12/31/2015........     9.957810         9.748493            8,470
 01/01/2016 to 12/31/2016........     9.748493         9.904269            7,839
 01/01/2017 to 12/31/2017........     9.904269         9.887143            4,619
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    42.830519        31.657964            2,311
 01/01/2009 to 12/31/2009........    31.657964        36.488698            3,169
 01/01/2010 to 12/31/2010........    36.488698        39.293794            5,494
 01/01/2011 to 12/31/2011........    39.293794        40.099301            6,544
 01/01/2012 to 12/31/2012........    40.099301        44.281888            6,402
 01/01/2013 to 12/31/2013........    44.281888        52.467948            5,655
 01/01/2014 to 12/31/2014........    52.467948        57.000413            5,148
 01/01/2015 to 12/31/2015........    57.000413        57.440277            6,891
 01/01/2016 to 12/31/2016........    57.440277        60.399573            7,260
 01/01/2017 to 12/31/2017........    60.399573        68.340405            7,022
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.818147         2.274722        1,050,983
 01/01/2009 to 12/31/2009........     2.274722         2.950106        1,000,693
 01/01/2010 to 12/31/2010........     2.950106         3.246562          781,411
 01/01/2011 to 12/31/2011........     3.246562         3.061787          671,571
 01/01/2012 to 12/31/2012........     3.061787         3.396498          504,642
 01/01/2013 to 12/31/2013........     3.396498         4.462102          417,969
 01/01/2014 to 12/31/2014........     4.462102         4.850778          301,492
 01/01/2015 to 12/31/2015........     4.850778         4.880899          269,590
 01/01/2016 to 12/31/2016........     4.880899         5.147476          248,736
 01/01/2017 to 12/31/2017........     5.147476         6.024886          204,132
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.863604         2.304166        1,170,773
 01/01/2009 to 12/31/2009........     2.304166         2.992306          942,429
 01/01/2010 to 12/31/2010........     2.992306         3.296112          879,531
 01/01/2011 to 12/31/2011........     3.296112         3.111434          738,389
 01/01/2012 to 12/31/2012........     3.111434         3.454162          671,808
 01/01/2013 to 12/31/2013........     3.454162         4.543635          529,126
 01/01/2014 to 12/31/2014........     4.543635         4.943574          340,411
 01/01/2015 to 12/31/2015........     4.943574         4.980354          292,961
 01/01/2016 to 12/31/2016........     4.980354         5.257111          239,028
 01/01/2017 to 12/31/2017........     5.257111         6.158930          217,548
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     7.686366         4.746774           63,532
 01/01/2009 to 12/31/2009........     4.746774         5.573756           55,708
 01/01/2010 to 12/31/2010........     5.573756         6.174679           52,533
 01/01/2011 to 12/31/2011........     6.174679         6.098461           43,565
 01/01/2012 to 12/31/2012........     6.098461         6.812951           46,320
 01/01/2013 to 12/31/2013........     6.812951         9.012433           33,193

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     9.012433        10.077278          22,960
 01/01/2015 to 12/31/2015........    10.077278        10.373379          24,674
 01/01/2016 to 12/31/2016........    10.373379        11.064818          18,619
 01/01/2017 to 12/31/2017........    11.064818        13.292078          16,167
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.241955         9.331819         119,189
 01/01/2009 to 12/31/2009........     9.331819        12.386008         117,943
 01/01/2010 to 12/31/2010........    12.386008        14.166987          95,741
 01/01/2011 to 12/31/2011........    14.166987        13.176814          80,126
 01/01/2012 to 12/31/2012........    13.176814        16.353057          71,353
 01/01/2013 to 12/31/2013........    16.353057        16.680772          68,544
 01/01/2014 to 12/31/2014........    16.680772        18.612590          53,495
 01/01/2015 to 12/31/2015........    18.612590        18.078496          45,808
 01/01/2016 to 12/31/2016........    18.078496        17.964995          39,059
 01/01/2017 to 12/31/2017........    17.964995        19.599985          35,829
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.786905         0.472439         387,215
 01/01/2009 to 12/31/2009........     0.472439         0.618810         411,314
 01/01/2010 to 12/31/2010........     0.618810         0.754608         357,776
 01/01/2011 to 12/31/2011........     0.754608         0.767538         125,524
 01/01/2012 to 12/31/2012........     0.767538         0.895980         109,204
 01/01/2013 to 12/31/2013........     0.895980         1.285147         186,353
 01/01/2014 to 12/31/2014........     1.285147         1.505201         666,403
 01/01/2015 to 12/31/2015........     1.505201         1.422938         563,376
 01/01/2016 to 12/31/2016........     1.422938         1.439327         490,030
 01/01/2017 to 12/31/2017........     1.439327         1.678979         436,188
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   174.345849        99.615534           6,033
 01/01/2009 to 12/31/2009........    99.615534       140.186823           6,428
 01/01/2010 to 12/31/2010........   140.186823       151.078155           5,783
 01/01/2011 to 12/31/2011........   151.078155       137.603731           4,085
 01/01/2012 to 12/31/2012........   137.603731       166.063610           3,363
 01/01/2013 to 12/31/2013........   166.063610       210.682792           3,199
 01/01/2014 to 04/25/2014........   210.682792       219.316326               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     9.224090         4.123695          11,992
 01/01/2009 to 12/31/2009........     4.123695         5.604755          11,512
 01/01/2010 to 12/31/2010........     5.604755         5.926326          11,703
 01/01/2011 to 04/29/2011........     5.926326         6.299468               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.636749         0.577214         631,000
 01/01/2012 to 12/31/2012........     0.577214         0.674143         554,812
 01/01/2013 to 12/31/2013........     0.674143         0.968601         422,345
 01/01/2014 to 12/31/2014........     0.968601         1.134949         652,719
 01/01/2015 to 12/31/2015........     1.134949         1.073479         362,701
 01/01/2016 to 12/31/2016........     1.073479         1.087493         300,639
 01/01/2017 to 12/31/2017........     1.087493         1.270010         271,805
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.931321         0.416710         494,289
 01/01/2009 to 12/31/2009........     0.416710         0.566342         412,700
 01/01/2010 to 12/31/2010........     0.566342         0.599057         382,566

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 04/29/2011........     0.599057         0.636827                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    49.463597        26.389229            2,905
 01/01/2009 to 12/31/2009........    26.389229        38.750475            4,169
 01/01/2010 to 12/31/2010........    38.750475        43.897683            3,268
 01/01/2011 to 12/31/2011........    43.897683        41.842287            2,555
 01/01/2012 to 12/31/2012........    41.842287        45.623170            2,796
 01/01/2013 to 12/31/2013........    45.623170        59.521365            3,136
 01/01/2014 to 12/31/2014........    59.521365        65.012328            2,966
 01/01/2015 to 12/31/2015........    65.012328        65.712252            3,560
 01/01/2016 to 12/31/2016........    65.712252        68.072687            2,125
 01/01/2017 to 12/31/2017........    68.072687        83.784206            2,049
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.937469         1.128233        1,158,686
 01/01/2009 to 12/31/2009........     1.128233         1.723420        1,027,904
 01/01/2010 to 12/31/2010........     1.723420         1.976549          898,937
 01/01/2011 to 12/31/2011........     1.976549         1.669591          771,379
 01/01/2012 to 12/31/2012........     1.669591         2.125706          549,781
 01/01/2013 to 12/31/2013........     2.125706         2.732541          474,587
 01/01/2014 to 12/31/2014........     2.732541         2.535998          361,684
 01/01/2015 to 12/31/2015........     2.535998         2.385269          327,208
 01/01/2016 to 12/31/2016........     2.385269         2.541913          287,112
 01/01/2017 to 12/31/2017........     2.541913         3.266154          306,164
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.949118         1.136135          342,739
 01/01/2009 to 12/31/2009........     1.136135         1.737779          232,309
 01/01/2010 to 12/31/2010........     1.737779         1.994487          181,466
 01/01/2011 to 12/31/2011........     1.994487         1.687409          298,844
 01/01/2012 to 12/31/2012........     1.687409         2.148712          280,953
 01/01/2013 to 12/31/2013........     2.148712         2.765463          241,529
 01/01/2014 to 12/31/2014........     2.765463         2.569941          203,721
 01/01/2015 to 12/31/2015........     2.569941         2.418916          168,857
 01/01/2016 to 12/31/2016........     2.418916         2.580922          128,544
 01/01/2017 to 12/31/2017........     2.580922         3.318716          117,729
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010696         1.047269          176,191
 01/01/2013 to 12/31/2013........     1.047269         1.050877          111,787
 01/01/2014 to 12/31/2014........     1.050877         1.093005           67,026
 01/01/2015 to 12/31/2015........     1.093005         1.031456           17,622
 01/01/2016 to 12/31/2016........     1.031456         1.135152          153,612
 01/01/2017 to 12/31/2017........     1.135152         1.230132          134,107
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........     1.593218         0.961601          182,617
 01/01/2009 to 12/31/2009........     0.961601         1.267655          180,577
 01/01/2010 to 12/31/2010........     1.267655         1.575765          162,793
 01/01/2011 to 12/31/2011........     1.575765         1.535570          158,339
 01/01/2012 to 12/31/2012........     1.535570         1.788352          111,439
 01/01/2013 to 12/31/2013........     1.788352         2.469532          217,562
 01/01/2014 to 12/31/2014........     2.469532         2.625217           67,549
 01/01/2015 to 12/31/2015........     2.625217         2.541915           64,675
 01/01/2016 to 12/31/2016........     2.541915         2.790403           39,834
 01/01/2017 to 12/31/2017........     2.790403         3.445353           32,983
Jennison Growth Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     0.538612         0.336662          24,147
 01/01/2009 to 12/31/2009........     0.336662         0.462861          26,489
 01/01/2010 to 12/31/2010........     0.462861         0.507561          37,496
 01/01/2011 to 12/31/2011........     0.507561         0.501128          43,666
 01/01/2012 to 12/31/2012........     0.501128         0.570425         322,545
 01/01/2013 to 12/31/2013........     0.570425         0.768344         307,504
 01/01/2014 to 12/31/2014........     0.768344         0.823084         265,496
 01/01/2015 to 12/31/2015........     0.823084         0.896288         253,811
 01/01/2016 to 12/31/2016........     0.896288         0.881797         424,761
 01/01/2017 to 12/31/2017........     0.881797         1.190031         356,563
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.249730         5.458219          28,632
 01/01/2009 to 12/31/2009........     5.458219         7.726829          24,397
 01/01/2010 to 12/31/2010........     7.726829         8.327098          26,481
 01/01/2011 to 12/31/2011........     8.327098         8.090119          23,020
 01/01/2012 to 04/27/2012........     8.090119         9.098391               0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     0.540916         0.337958         258,736
 01/01/2009 to 12/31/2009........     0.337958         0.465704         219,567
 01/01/2010 to 12/31/2010........     0.465704         0.511264         166,323
 01/01/2011 to 12/31/2011........     0.511264         0.505214         149,559
 01/01/2012 to 12/31/2012........     0.505214         0.575185         216,660
 01/01/2013 to 12/31/2013........     0.575185         0.775726         193,322
 01/01/2014 to 12/31/2014........     0.775726         0.831862         179,770
 01/01/2015 to 12/31/2015........     0.831862         0.906872         159,620
 01/01/2016 to 12/31/2016........     0.906872         0.893252          95,621
 01/01/2017 to 12/31/2017........     0.893252         1.206661          87,798
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012751         1.049314               0
 01/01/2013 to 12/31/2013........     1.049314         1.147262          16,287
 01/01/2014 to 12/31/2014........     1.147262         1.209021          21,242
 01/01/2015 to 12/31/2015........     1.209021         1.201671          26,685
 01/01/2016 to 12/31/2016........     1.201671         1.218145          47,769
 01/01/2017 to 12/31/2017........     1.218145         1.399956          63,356
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.956102        14.229608          54,344
 01/01/2014 to 12/31/2014........    14.229608        14.503773          49,801
 01/01/2015 to 12/31/2015........    14.503773        14.463249          40,543
 01/01/2016 to 12/31/2016........    14.463249        14.928564          35,427
 01/01/2017 to 12/31/2017........    14.928564        18.084978          28,825
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998356         7.980883          20,906
 01/01/2009 to 12/31/2009........     7.980883        10.049958          26,934
 01/01/2010 to 12/31/2010........    10.049958        11.070646          41,774
 01/01/2011 to 12/31/2011........    11.070646        11.138926          48,939
 01/01/2012 to 12/31/2012........    11.138926        12.343007          62,744
 01/01/2013 to 04/26/2013........    12.343007        12.879983               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.478736         2.191182         262,612
 01/01/2009 to 12/31/2009........     2.191182         2.804557         214,324
 01/01/2010 to 12/31/2010........     2.804557         3.514577         175,355
 01/01/2011 to 12/31/2011........     3.514577         3.474086         143,503
 01/01/2012 to 12/31/2012........     3.474086         3.910381          75,252

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   3.910381         5.419457             60,933
 01/01/2014 to 12/31/2014........   5.419457         5.525725             39,284
 01/01/2015 to 12/31/2015........   5.525725         5.348618             19,786
 01/01/2016 to 12/31/2016........   5.348618         6.268646             16,309
 01/01/2017 to 12/31/2017........   6.268646         7.099307             15,239
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   3.514587         2.215992            224,808
 01/01/2009 to 12/31/2009........   2.215992         2.839015            190,138
 01/01/2010 to 12/31/2010........   2.839015         3.561407            161,168
 01/01/2011 to 12/31/2011........   3.561407         3.523948            138,213
 01/01/2012 to 12/31/2012........   3.523948         3.970375            127,049
 01/01/2013 to 12/31/2013........   3.970375         5.508151             80,509
 01/01/2014 to 12/31/2014........   5.508151         5.621534             68,828
 01/01/2015 to 12/31/2015........   5.621534         5.446981             62,189
 01/01/2016 to 12/31/2016........   5.446981         6.390208             55,409
 01/01/2017 to 12/31/2017........   6.390208         7.244155             52,062
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.110194         0.641844            526,962
 01/01/2009 to 12/31/2009........   0.641844         0.819926            507,071
 01/01/2010 to 12/31/2010........   0.819926         1.060927            425,118
 01/01/2011 to 12/31/2011........   1.060927         1.073856            298,827
 01/01/2012 to 12/31/2012........   1.073856         1.173023            272,470
 01/01/2013 to 12/31/2013........   1.173023         1.714626            242,299
 01/01/2014 to 12/31/2014........   1.714626         1.704884            244,700
 01/01/2015 to 12/31/2015........   1.704884         1.703470            227,350
 01/01/2016 to 12/31/2016........   1.703470         1.779587            166,554
 01/01/2017 to 12/31/2017........   1.779587         2.220960            125,392
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.368813         1.424305          1,114,767
 01/01/2009 to 12/31/2009........   1.424305         1.472971          1,025,111
 01/01/2010 to 12/31/2010........   1.472971         1.533655            879,057
 01/01/2011 to 12/31/2011........   1.533655         1.620918            766,916
 01/01/2012 to 12/31/2012........   1.620918         1.654538            670,897
 01/01/2013 to 12/31/2013........   1.654538         1.588641            544,165
 01/01/2014 to 12/31/2014........   1.588641         1.650723            434,148
 01/01/2015 to 12/31/2015........   1.650723         1.627603            436,646
 01/01/2016 to 12/31/2016........   1.627603         1.637685            481,207
 01/01/2017 to 12/31/2017........   1.637685         1.661193            566,006
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   1.643032         1.029706            604,686
 01/01/2009 to 12/31/2009........   1.029706         1.387420            604,188
 01/01/2010 to 12/31/2010........   1.387420         1.722071            554,096
 01/01/2011 to 12/31/2011........   1.722071         1.659376            473,546
 01/01/2012 to 12/31/2012........   1.659376         1.917803            358,224
 01/01/2013 to 12/31/2013........   1.917803         2.509504            299,238
 01/01/2014 to 12/31/2014........   2.509504         2.700206            270,066
 01/01/2015 to 12/31/2015........   2.700206         2.590274            225,432
 01/01/2016 to 12/31/2016........   2.590274         3.065592            209,883
 01/01/2017 to 12/31/2017........   3.065592         3.492069            189,325
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........   1.654467         0.942003            939,905
 01/01/2009 to 12/31/2009........   0.942003         1.190486            811,051
 01/01/2010 to 12/31/2010........   1.190486         1.265573            628,288

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.265573         1.089059          601,408
 01/01/2012 to 12/31/2012........     1.089059         1.266123          505,997
 01/01/2013 to 12/31/2013........     1.266123         1.515699          448,020
 01/01/2014 to 12/31/2014........     1.515699         1.399546          436,416
 01/01/2015 to 12/31/2015........     1.399546         1.361063          397,465
 01/01/2016 to 12/31/2016........     1.361063         1.354208          373,536
 01/01/2017 to 12/31/2017........     1.354208         1.662375          380,607
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.792077        11.276953            3,862
 01/01/2014 to 12/31/2014........    11.276953        12.137866           12,725
 01/01/2015 to 12/31/2015........    12.137866        11.812254           13,142
 01/01/2016 to 12/31/2016........    11.812254        12.143903           12,575
 01/01/2017 to 12/31/2017........    12.143903        13.823149           13,675
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.766538         1.154218          775,592
 01/01/2009 to 12/31/2009........     1.154218         1.428804          806,822
 01/01/2010 to 12/31/2010........     1.428804         1.781647          735,907
 01/01/2011 to 12/31/2011........     1.781647         1.679929          605,072
 01/01/2012 to 12/31/2012........     1.679929         1.920416          499,536
 01/01/2013 to 12/31/2013........     1.920416         2.614178          430,611
 01/01/2014 to 12/31/2014........     2.614178         2.698392          381,833
 01/01/2015 to 12/31/2015........     2.698392         2.538817          334,785
 01/01/2016 to 12/31/2016........     2.538817         3.025296          297,273
 01/01/2017 to 12/31/2017........     3.025296         3.409279          270,530
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     4.369038         2.700197          479,125
 01/01/2009 to 12/31/2009........     2.700197         3.349482          404,963
 01/01/2010 to 12/31/2010........     3.349482         3.777770          428,527
 01/01/2011 to 12/31/2011........     3.777770         3.782499          329,994
 01/01/2012 to 12/31/2012........     3.782499         4.300759          298,832
 01/01/2013 to 12/31/2013........     4.300759         5.579736          263,853
 01/01/2014 to 12/31/2014........     5.579736         6.216660          248,175
 01/01/2015 to 12/31/2015........     6.216660         6.180037          256,553
 01/01/2016 to 12/31/2016........     6.180037         6.781005          264,764
 01/01/2017 to 12/31/2017........     6.781005         8.098701          265,891
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........     1.799437         1.021610        1,296,795
 01/01/2009 to 12/31/2009........     1.021610         1.324080        1,178,790
 01/01/2010 to 12/31/2010........     1.324080         1.453137          937,576
 01/01/2011 to 12/31/2011........     1.453137         1.278165          842,729
 01/01/2012 to 12/31/2012........     1.278165         1.469399          743,988
 01/01/2013 to 12/31/2013........     1.469399         1.726281          617,877
 01/01/2014 to 12/31/2014........     1.726281         1.582395          508,974
 01/01/2015 to 12/31/2015........     1.582395         1.531184          503,538
 01/01/2016 to 12/31/2016........     1.531184         1.495184          457,491
 01/01/2017 to 12/31/2017........     1.495184         1.887704          389,054
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........     4.500688         3.442685          241,334
 01/01/2009 to 12/31/2009........     3.442685         4.012188          227,675
 01/01/2010 to 12/31/2010........     4.012188         4.339739          239,085
 01/01/2011 to 12/31/2011........     4.339739         4.367563          275,410
 01/01/2012 to 12/31/2012........     4.367563         4.788722          272,455
 01/01/2013 to 12/31/2013........     4.788722         5.599571          258,642

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   5.599571           5.977562         201,883
 01/01/2015 to 12/31/2015........   5.977562           5.865036         184,141
 01/01/2016 to 12/31/2016........   5.865036           6.293264         156,134
 01/01/2017 to 12/31/2017........   6.293264           6.954223         152,279
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.458352           0.932200         429,983
 01/01/2009 to 12/31/2009........   0.932200           1.019833         405,569
 01/01/2010 to 12/31/2010........   1.019833           1.094327         447,088
 01/01/2011 to 12/31/2011........   1.094327           1.100165         348,684
 01/01/2012 to 12/31/2012........   1.100165           1.235091         332,516
 01/01/2013 to 12/31/2013........   1.235091           1.602957         324,720
 01/01/2014 to 12/31/2014........   1.602957           1.732292         283,026
 01/01/2015 to 12/31/2015........   1.732292           1.601067         220,571
 01/01/2016 to 12/31/2016........   1.601067           1.862657         207,122
 01/01/2017 to 12/31/2017........   1.862657           1.969907         168,361
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.466703           0.938560         370,477
 01/01/2009 to 12/31/2009........   0.938560           1.027924         372,219
 01/01/2010 to 12/31/2010........   1.027924           1.103791         309,848
 01/01/2011 to 12/31/2011........   1.103791           1.110524         335,822
 01/01/2012 to 12/31/2012........   1.110524           1.248564         277,534
 01/01/2013 to 12/31/2013........   1.248564           1.622171         250,560
 01/01/2014 to 12/31/2014........   1.622171           1.754466         234,144
 01/01/2015 to 12/31/2015........   1.754466           1.623486         188,748
 01/01/2016 to 12/31/2016........   1.623486           1.889430         177,166
 01/01/2017 to 12/31/2017........   1.889430           2.001245         171,078
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.383871           0.903760         391,084
 01/01/2009 to 12/31/2009........   0.903760           1.073572         389,017
 01/01/2010 to 12/31/2010........   1.073572           1.175827         390,387
 01/01/2011 to 12/31/2011........   1.175827           1.165759         305,749
 01/01/2012 to 12/31/2012........   1.165759           1.335705         284,862
 01/01/2013 to 12/31/2013........   1.335705           1.781446         310,493
 01/01/2014 to 12/31/2014........   1.781446           1.940278         190,045
 01/01/2015 to 12/31/2015........   1.940278           1.904423         186,772
 01/01/2016 to 12/31/2016........   1.904423           2.140512         162,766
 01/01/2017 to 12/31/2017........   2.140512           2.479495         142,367
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   3.143557           1.885786          69,832
 01/01/2009 to 12/31/2009........   1.885786           2.256864          48,625
 01/01/2010 to 12/31/2010........   2.256864           2.540713          47,160
 01/01/2011 to 12/31/2011........   2.540713           2.343163          26,244
 01/01/2012 to 12/31/2012........   2.343163           2.665185          23,861
 01/01/2013 to 04/26/2013........   2.665185           2.933316               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998356           6.595589               0
 01/01/2009 to 12/31/2009........   6.595589           8.114223               0
 01/01/2010 to 12/31/2010........   8.114223           8.874608               0
 01/01/2011 to 12/31/2011........   8.874608           8.694938               0
 01/01/2012 to 12/31/2012........   8.694938           9.756735               0
 01/01/2013 to 04/26/2013........   9.756735          10.684230               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.396133           0.913035         453,015

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   0.913035         1.085362            423,454
 01/01/2010 to 12/31/2010........   1.085362         1.189533            370,213
 01/01/2011 to 12/31/2011........   1.189533         1.181303            350,808
 01/01/2012 to 12/31/2012........   1.181303         1.354389            262,395
 01/01/2013 to 12/31/2013........   1.354389         1.809673            374,882
 01/01/2014 to 12/31/2014........   1.809673         1.972199            329,668
 01/01/2015 to 12/31/2015........   1.972199         1.937581            274,665
 01/01/2016 to 12/31/2016........   1.937581         2.179795            237,065
 01/01/2017 to 12/31/2017........   2.179795         2.529662            199,958
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   3.181192         1.910521            134,001
 01/01/2009 to 12/31/2009........   1.910521         2.289710            142,513
 01/01/2010 to 12/31/2010........   2.289710         2.580376            134,028
 01/01/2011 to 12/31/2011........   2.580376         2.381951            129,295
 01/01/2012 to 12/31/2012........   2.381951         2.712075             88,483
 01/01/2013 to 04/26/2013........   2.712075         2.985984                  0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.270564         1.474674            317,979
 01/01/2011 to 12/31/2011........   1.474674         1.352203            333,496
 01/01/2012 to 12/31/2012........   1.352203         1.455599            270,800
 01/01/2013 to 12/31/2013........   1.455599         1.993510            228,160
 01/01/2014 to 12/31/2014........   1.993510         1.983746            147,527
 01/01/2015 to 12/31/2015........   1.983746         1.856054            123,862
 01/01/2016 to 12/31/2016........   1.856054         1.673730             73,275
 01/01/2017 to 12/31/2017........   1.673730         2.306994             56,678
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........   2.013099         0.883788            398,951
 01/01/2009 to 12/31/2009........   0.883788         1.162572            339,465
 01/01/2010 to 04/30/2010........   1.162572         1.257845                  0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........   2.010179         1.216697            591,850
 01/01/2009 to 12/31/2009........   1.216697         1.352410            616,772
 01/01/2010 to 12/31/2010........   1.352410         1.616618            488,592
 01/01/2011 to 12/31/2011........   1.616618         1.680298            396,941
 01/01/2012 to 12/31/2012........   1.680298         1.816584            362,193
 01/01/2013 to 12/31/2013........   1.816584         2.472953            396,727
 01/01/2014 to 12/31/2014........   2.472953         2.428814            328,528
 01/01/2015 to 12/31/2015........   2.428814         2.401744            291,841
 01/01/2016 to 12/31/2016........   2.401744         2.801195            276,132
 01/01/2017 to 12/31/2017........   2.801195         3.187018            210,684
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   1.558567         0.947261            667,875
 01/01/2009 to 12/31/2009........   0.947261         1.276202            632,747
 01/01/2010 to 12/31/2010........   1.276202         1.544600            520,149
 01/01/2011 to 12/31/2011........   1.544600         1.441366            484,267
 01/01/2012 to 12/31/2012........   1.441366         1.494842            470,720
 01/01/2013 to 04/26/2013........   1.494842         1.620305                  0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........   2.021883         1.224865          1,292,329
 01/01/2009 to 12/31/2009........   1.224865         1.362538          1,153,377
 01/01/2010 to 12/31/2010........   1.362538         1.630209          1,021,423
 01/01/2011 to 12/31/2011........   1.630209         1.695256            955,958
 01/01/2012 to 12/31/2012........   1.695256         1.835234            826,283

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.835234         2.501672          933,441
 01/01/2014 to 12/31/2014........     2.501672         2.459723          645,590
 01/01/2015 to 12/31/2015........     2.459723         2.433475          535,348
 01/01/2016 to 12/31/2016........     2.433475         2.841696          439,688
 01/01/2017 to 12/31/2017........     2.841696         3.236649          393,204
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    20.008676        11.715866           30,264
 01/01/2009 to 12/31/2009........    11.715866        16.135099           25,868
 01/01/2010 to 12/31/2010........    16.135099        18.426604           27,519
 01/01/2011 to 12/31/2011........    18.426604        16.626982           26,957
 01/01/2012 to 12/31/2012........    16.626982        19.846361           28,528
 01/01/2013 to 12/31/2013........    19.846361        24.851865           26,581
 01/01/2014 to 12/31/2014........    24.851865        25.006332           26,547
 01/01/2015 to 12/31/2015........    25.006332        25.603516           17,227
 01/01/2016 to 12/31/2016........    25.603516        25.280591           19,587
 01/01/2017 to 12/31/2017........    25.280591        34.054196           18,664
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998356         6.564751                0
 01/01/2009 to 12/31/2009........     6.564751         8.576608            2,542
 01/01/2010 to 12/31/2010........     8.576608         9.096055            2,592
 01/01/2011 to 12/31/2011........     9.096055         8.342866            2,490
 01/01/2012 to 12/31/2012........     8.342866        10.043648                0
 01/01/2013 to 04/26/2013........    10.043648        10.674053                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999795         1.034873                0
 01/01/2015 to 12/31/2015........     1.034873         0.963629                0
 01/01/2016 to 12/31/2016........     0.963629         1.054874                0
 01/01/2017 to 12/31/2017........     1.054874         1.170129                0
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    12.073372        11.073782           76,344
 01/01/2009 to 12/31/2009........    11.073782        12.877863           90,674
 01/01/2010 to 12/31/2010........    12.877863        13.670753          130,120
 01/01/2011 to 12/31/2011........    13.670753        14.968195          123,261
 01/01/2012 to 12/31/2012........    14.968195        16.090600          104,534
 01/01/2013 to 12/31/2013........    16.090600        14.380820           76,483
 01/01/2014 to 12/31/2014........    14.380820        14.576578           59,306
 01/01/2015 to 12/31/2015........    14.576578        13.912971           55,739
 01/01/2016 to 12/31/2016........    13.912971        14.388922           45,828
 01/01/2017 to 12/31/2017........    14.388922        14.666834           47,293
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.323636         1.309221        4,389,804
 01/01/2009 to 12/31/2009........     1.309221         1.522255        3,810,662
 01/01/2010 to 12/31/2010........     1.522255         1.622120        4,134,272
 01/01/2011 to 12/31/2011........     1.622120         1.648685        3,872,102
 01/01/2012 to 12/31/2012........     1.648685         1.774575        3,656,832
 01/01/2013 to 12/31/2013........     1.774575         1.714671        3,237,241
 01/01/2014 to 12/31/2014........     1.714671         1.759949        2,819,155
 01/01/2015 to 12/31/2015........     1.759949         1.733834        2,520,870
 01/01/2016 to 12/31/2016........     1.733834         1.752595        2,274,898
 01/01/2017 to 12/31/2017........     1.752595         1.804279        2,218,073
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.761714        10.920777            3,585
 01/01/2013 to 12/31/2013........    10.920777        10.271969            3,543

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    10.271969        10.883696           3,502
 01/01/2015 to 12/31/2015........    10.883696        10.767769           3,459
 01/01/2016 to 12/31/2016........    10.767769        10.747188           3,413
 01/01/2017 to 12/31/2017........    10.747188        10.862878           3,366
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.215816        10.745663               0
 01/01/2014 to 12/31/2014........    10.745663        11.500391               0
 01/01/2015 to 12/31/2015........    11.500391        11.187401          11,010
 01/01/2016 to 12/31/2016........    11.187401        11.524039           2,610
 01/01/2017 to 12/31/2017........    11.524039        13.222947           9,967
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010729         1.067415          38,277
 01/01/2013 to 12/31/2013........     1.067415         1.157842          61,299
 01/01/2014 to 12/31/2014........     1.157842         1.228877          65,869
 01/01/2015 to 12/31/2015........     1.228877         1.199939         171,133
 01/01/2016 to 12/31/2016........     1.199939         1.248899         109,372
 01/01/2017 to 12/31/2017........     1.248899         1.406245          99,646
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.573039         8.543334           5,888
 01/01/2009 to 12/31/2009........     8.543334        10.510685          20,743
 01/01/2010 to 12/31/2010........    10.510685        11.621510          22,776
 01/01/2011 to 12/31/2011........    11.621510        11.570323          32,727
 01/01/2012 to 12/31/2012........    11.570323        12.861209          26,632
 01/01/2013 to 12/31/2013........    12.861209        14.308123          28,181
 01/01/2014 to 12/31/2014........    14.308123        14.914289          20,936
 01/01/2015 to 12/31/2015........    14.914289        14.403802          19,540
 01/01/2016 to 12/31/2016........    14.403802        15.010083          30,421
 01/01/2017 to 12/31/2017........    15.010083        17.132435          25,365
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.861953         7.832534           1,308
 01/01/2009 to 12/31/2009........     7.832534         9.961190           9,476
 01/01/2010 to 12/31/2010........     9.961190        11.201872          18,502
 01/01/2011 to 12/31/2011........    11.201872        10.800482          16,030
 01/01/2012 to 12/31/2012........    10.800482        12.238157          15,519
 01/01/2013 to 12/31/2013........    12.238157        14.234775          15,129
 01/01/2014 to 12/31/2014........    14.234775        14.777130          14,233
 01/01/2015 to 12/31/2015........    14.777130        14.220698          14,557
 01/01/2016 to 12/31/2016........    14.220698        14.972728           8,703
 01/01/2017 to 12/31/2017........    14.972728        17.646876           8,191
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.506262         0.860547         565,354
 01/01/2009 to 12/31/2009........     0.860547         1.212574         498,189
 01/01/2010 to 12/31/2010........     1.212574         1.394539         465,802
 01/01/2011 to 12/31/2011........     1.394539         1.355476         394,779
 01/01/2012 to 12/31/2012........     1.355476         1.584536         357,711
 01/01/2013 to 12/31/2013........     1.584536         2.166109         489,179
 01/01/2014 to 12/31/2014........     2.166109         2.322193         339,113
 01/01/2015 to 12/31/2015........     2.322193         2.528108         288,512
 01/01/2016 to 12/31/2016........     2.528108         2.528618         301,424
 01/01/2017 to 12/31/2017........     2.528618         3.325006         267,517
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.635801         0.347899         872,931
 01/01/2009 to 12/31/2009........     0.347899         0.544840         710,293

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   0.544840         0.685356            618,967
 01/01/2011 to 12/31/2011........   0.685356         0.608363            590,713
 01/01/2012 to 12/31/2012........   0.608363         0.671879            547,551
 01/01/2013 to 04/26/2013........   0.671879         0.702375                  0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   0.970072         0.575745          2,313,511
 01/01/2009 to 12/31/2009........   0.575745         0.825080          1,914,539
 01/01/2010 to 12/31/2010........   0.825080         1.037814          1,636,922
 01/01/2011 to 12/31/2011........   1.037814         1.005549          1,488,248
 01/01/2012 to 12/31/2012........   1.005549         1.126032          1,335,527
 01/01/2013 to 12/31/2013........   1.126032         1.515031          1,151,608
 01/01/2014 to 12/31/2014........   1.515031         1.683134            995,881
 01/01/2015 to 12/31/2015........   1.683134         1.768728            892,629
 01/01/2016 to 12/31/2016........   1.768728         1.850697            823,764
 01/01/2017 to 12/31/2017........   1.850697         2.274349            762,993
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.573486         0.987061            136,618
 01/01/2009 to 12/31/2009........   0.987061         1.348039            150,319
 01/01/2010 to 12/31/2010........   1.348039         1.788298            179,058
 01/01/2011 to 12/31/2011........   1.788298         1.787222            213,487
 01/01/2012 to 12/31/2012........   1.787222         2.040553            214,639
 01/01/2013 to 12/31/2013........   2.040553         2.898111            123,970
 01/01/2014 to 12/31/2014........   2.898111         3.044717             84,875
 01/01/2015 to 12/31/2015........   3.044717         3.073284             83,601
 01/01/2016 to 12/31/2016........   3.073284         3.375169            112,279
 01/01/2017 to 12/31/2017........   3.375169         4.074350            121,903
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.642124         1.366984            868,637
 01/01/2009 to 12/31/2009........   1.366984         1.989537            795,145
 01/01/2010 to 12/31/2010........   1.989537         2.470490            616,604
 01/01/2011 to 12/31/2011........   2.470490         2.271348            540,813
 01/01/2012 to 04/27/2012........   2.271348         2.510957                  0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.498683         2.566917            457,655
 01/01/2013 to 12/31/2013........   2.566917         3.295039            401,972
 01/01/2014 to 12/31/2014........   3.295039         3.559001            320,519
 01/01/2015 to 12/31/2015........   3.559001         3.191124            293,412
 01/01/2016 to 12/31/2016........   3.191124         3.631007            251,219
 01/01/2017 to 12/31/2017........   3.631007         3.916025            223,113
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   2.086898         1.742795            664,418
 01/01/2009 to 12/31/2009........   1.742795         2.264412            500,756
 01/01/2010 to 12/31/2010........   2.264412         2.508548            484,014
 01/01/2011 to 12/31/2011........   2.508548         2.615499            412,910
 01/01/2012 to 12/31/2012........   2.615499         2.867320            367,022
 01/01/2013 to 12/31/2013........   2.867320         2.847987            350,241
 01/01/2014 to 12/31/2014........   2.847987         2.953976            287,218
 01/01/2015 to 12/31/2015........   2.953976         2.851778            259,616
 01/01/2016 to 12/31/2016........   2.851778         3.042554            522,976
 01/01/2017 to 12/31/2017........   3.042554         3.235146            496,374
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.884306         1.510864          1,307,361

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   1.510864         2.035693         1,079,055
 01/01/2010 to 12/31/2010........   2.035693         2.265408           985,794
 01/01/2011 to 12/31/2011........   2.265408         2.331269           920,191
 01/01/2012 to 12/31/2012........   2.331269         2.593703           756,017
 01/01/2013 to 12/31/2013........   2.593703         2.758959           577,739
 01/01/2014 to 12/31/2014........   2.758959         2.849131           443,045
 01/01/2015 to 12/31/2015........   2.849131         2.745682           407,638
 01/01/2016 to 04/29/2016........   2.745682         2.828202                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.112091         1.766103           887,376
 01/01/2009 to 12/31/2009........   1.766103         2.296146           684,395
 01/01/2010 to 12/31/2010........   2.296146         2.547507           631,824
 01/01/2011 to 12/31/2011........   2.547507         2.658387           599,922
 01/01/2012 to 12/31/2012........   2.658387         2.914444           544,022
 01/01/2013 to 12/31/2013........   2.914444         2.897899           428,842
 01/01/2014 to 12/31/2014........   2.897899         3.008876           374,568
 01/01/2015 to 12/31/2015........   3.008876         2.907896           327,830
 01/01/2016 to 12/31/2016........   2.907896         3.107383           342,139
 01/01/2017 to 12/31/2017........   3.107383         3.305695           235,497
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.637739         1.604705           793,327
 01/01/2009 to 12/31/2009........   1.604705         1.645316           751,428
 01/01/2010 to 12/31/2010........   1.645316         1.709846           661,066
 01/01/2011 to 12/31/2011........   1.709846         1.773154           623,048
 01/01/2012 to 12/31/2012........   1.773154         1.799849           529,995
 01/01/2013 to 12/31/2013........   1.799849         1.757001           553,963
 01/01/2014 to 12/31/2014........   1.757001         1.774981           499,638
 01/01/2015 to 12/31/2015........   1.774981         1.753923           462,480
 01/01/2016 to 12/31/2016........   1.753923         1.745456           448,247
 01/01/2017 to 12/31/2017........   1.745456         1.748358           386,561
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.656709         1.624992           758,148
 01/01/2009 to 12/31/2009........   1.624992         1.667804           655,983
 01/01/2010 to 12/31/2010........   1.667804         1.736148           645,067
 01/01/2011 to 12/31/2011........   1.736148         1.800706           625,245
 01/01/2012 to 12/31/2012........   1.800706         1.829585           523,333
 01/01/2013 to 12/31/2013........   1.829585         1.788837           385,552
 01/01/2014 to 12/31/2014........   1.788837         1.807384           256,852
 01/01/2015 to 12/31/2015........   1.807384         1.787561           243,989
 01/01/2016 to 12/31/2016........   1.787561         1.782051           221,700
 01/01/2017 to 12/31/2017........   1.782051         1.786658           198,622





                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........   15.273800        13.605087          77,554
 01/01/2009 to 12/31/2009........   13.605087        15.054376          81,173
 01/01/2010 to 12/31/2010........   15.054376        15.746605          67,536
 01/01/2011 to 12/31/2011........   15.746605        16.418637          52,166
 01/01/2012 to 12/31/2012........   16.418637        16.999219          50,927

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    16.999219        16.343773           45,642
 01/01/2014 to 12/31/2014........    16.343773        16.907926           38,077
 01/01/2015 to 12/31/2015........    16.907926        16.660166           32,416
 01/01/2016 to 12/31/2016........    16.660166        16.853161           25,868
 01/01/2017 to 12/31/2017........    16.853161        17.168541           24,318
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........     3.416153         1.560096        1,613,728
 01/01/2009 to 12/31/2009........     1.560096         2.472745        1,498,135
 01/01/2010 to 12/31/2010........     2.472745         2.974524        1,256,273
 01/01/2011 to 12/31/2011........     2.974524         2.363400        1,006,522
 01/01/2012 to 12/31/2012........     2.363400         2.744327          906,930
 01/01/2013 to 12/31/2013........     2.744327         3.459348          763,985
 01/01/2014 to 12/31/2014........     3.459348         3.471486          610,689
 01/01/2015 to 12/31/2015........     3.471486         3.420318          538,887
 01/01/2016 to 12/31/2016........     3.420318         3.431508          503,691
 01/01/2017 to 12/31/2017........     3.431508         4.245361          453,767
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    16.242628         8.941966          711,350
 01/01/2009 to 12/31/2009........     8.941966        12.249922          631,054
 01/01/2010 to 12/31/2010........    12.249922        14.286292          539,286
 01/01/2011 to 12/31/2011........    14.286292        13.438512          478,711
 01/01/2012 to 12/31/2012........    13.438512        15.566614          397,063
 01/01/2013 to 12/31/2013........    15.566614        19.901300          351,719
 01/01/2014 to 12/31/2014........    19.901300        21.220081          266,923
 01/01/2015 to 12/31/2015........    21.220081        22.282001          222,533
 01/01/2016 to 12/31/2016........    22.282001        23.972890          187,048
 01/01/2017 to 12/31/2017........    23.972890        30.223424          165,551
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    11.039317         6.741546          659,371
 01/01/2009 to 12/31/2009........     6.741546         8.694195          575,944
 01/01/2010 to 12/31/2010........     8.694195         9.519695          556,073
 01/01/2011 to 12/31/2011........     9.519695         9.183687          527,050
 01/01/2012 to 12/31/2012........     9.183687        10.601112          469,056
 01/01/2013 to 12/31/2013........    10.601112        13.907092          398,872
 01/01/2014 to 12/31/2014........    13.907092        15.119144          331,245
 01/01/2015 to 12/31/2015........    15.119144        15.072970          303,539
 01/01/2016 to 12/31/2016........    15.072970        16.517966          242,396
 01/01/2017 to 12/31/2017........    16.517966        19.865491          216,077





                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   10.214133        10.559328           9,087
 01/01/2013 to 12/31/2013........   10.559328        11.567340          11,857
 01/01/2014 to 12/31/2014........   11.567340        12.238577           9,050
 01/01/2015 to 12/31/2015........   12.238577        12.132264          34,416
 01/01/2016 to 12/31/2016........   12.132264        12.387608          32,559
 01/01/2017 to 12/31/2017........   12.387608        13.872528          22,586
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........    0.996843         1.040049               0

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.040049         1.014993              979
 01/01/2016 to 12/31/2016........     1.014993         1.020339            9,983
 01/01/2017 to 12/31/2017........     1.020339         1.161453            4,637
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008411         7.009250          197,111
 01/01/2009 to 12/31/2009........     7.009250         8.934303          579,258
 01/01/2010 to 12/31/2010........     8.934303         9.876594          659,209
 01/01/2011 to 12/31/2011........     9.876594         9.527614          622,885
 01/01/2012 to 12/31/2012........     9.527614        10.660104          700,204
 01/01/2013 to 12/31/2013........    10.660104        12.453781          760,413
 01/01/2014 to 12/31/2014........    12.453781        13.017008          670,217
 01/01/2015 to 12/31/2015........    13.017008        12.739104          548,929
 01/01/2016 to 12/31/2016........    12.739104        13.536300          509,647
 01/01/2017 to 12/31/2017........    13.536300        15.590995          476,915
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998411         6.357620          624,685
 01/01/2009 to 12/31/2009........     6.357620         8.399062        1,003,851
 01/01/2010 to 12/31/2010........     8.399062         9.394374        1,035,856
 01/01/2011 to 12/31/2011........     9.394374         8.821176        1,008,542
 01/01/2012 to 12/31/2012........     8.821176        10.098308          969,770
 01/01/2013 to 12/31/2013........    10.098308        12.451975          794,970
 01/01/2014 to 12/31/2014........    12.451975        13.056674          846,881
 01/01/2015 to 12/31/2015........    13.056674        12.771457          883,124
 01/01/2016 to 12/31/2016........    12.771457        13.715294          874,724
 01/01/2017 to 12/31/2017........    13.715294        16.404073          862,473
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018410         7.682733          390,716
 01/01/2009 to 12/31/2009........     7.682733         9.343749          746,572
 01/01/2010 to 12/31/2010........     9.343749        10.121635          645,118
 01/01/2011 to 12/31/2011........    10.121635         9.995313          552,309
 01/01/2012 to 12/31/2012........     9.995313        10.918420          516,445
 01/01/2013 to 12/31/2013........    10.918420        12.216236          485,037
 01/01/2014 to 12/31/2014........    12.216236        12.774184          404,621
 01/01/2015 to 12/31/2015........    12.774184        12.498888          320,014
 01/01/2016 to 12/31/2016........    12.498888        13.182905          261,567
 01/01/2017 to 12/31/2017........    13.182905        14.678241          236,239
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.147650        11.551100          212,590
 01/01/2013 to 12/31/2013........    11.551100        10.998721          103,089
 01/01/2014 to 12/31/2014........    10.998721        11.273749           78,803
 01/01/2015 to 12/31/2015........    11.273749        10.047720           58,728
 01/01/2016 to 12/31/2016........    10.047720        10.790504           56,572
 01/01/2017 to 12/31/2017........    10.790504        11.678126           33,763
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.931421         1.061381        1,572,471
 01/01/2009 to 12/31/2009........     1.061381         1.275050        1,813,533
 01/01/2010 to 12/31/2010........     1.275050         1.342925        1,855,099
 01/01/2011 to 12/31/2011........     1.342925         1.057147        1,462,496
 01/01/2012 to 12/31/2012........     1.057147         1.243635        1,177,211
 01/01/2013 to 12/31/2013........     1.243635         1.411283        1,031,224
 01/01/2014 to 12/31/2014........     1.411283         1.344462          885,976
 01/01/2015 to 12/31/2015........     1.344462         1.296352          946,981
 01/01/2016 to 12/31/2016........     1.296352         1.342223          873,347

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     1.342223         1.784533          686,203
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.961230         1.078541          337,342
 01/01/2009 to 12/31/2009........     1.078541         1.296482          259,562
 01/01/2010 to 12/31/2010........     1.296482         1.367753          236,032
 01/01/2011 to 12/31/2011........     1.367753         1.078747          185,175
 01/01/2012 to 12/31/2012........     1.078747         1.269334          343,357
 01/01/2013 to 12/31/2013........     1.269334         1.442435          420,556
 01/01/2014 to 12/31/2014........     1.442435         1.376281          348,543
 01/01/2015 to 12/31/2015........     1.376281         1.327346          334,973
 01/01/2016 to 12/31/2016........     1.327346         1.376807          268,660
 01/01/2017 to 12/31/2017........     1.376807         1.830900          255,752
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.792414         4.550133        1,655,380
 01/01/2009 to 12/31/2009........     4.550133         4.896481        1,420,965
 01/01/2010 to 12/31/2010........     4.896481         5.215415        1,348,121
 01/01/2011 to 12/31/2011........     5.215415         5.464603        1,224,418
 01/01/2012 to 12/31/2012........     5.464603         5.777688        1,149,838
 01/01/2013 to 12/31/2013........     5.777688         5.637131        1,037,429
 01/01/2014 to 12/31/2014........     5.637131         5.934337          921,158
 01/01/2015 to 12/31/2015........     5.934337         5.868839          788,274
 01/01/2016 to 12/31/2016........     5.868839         5.950102          709,589
 01/01/2017 to 12/31/2017........     5.950102         6.090387          646,579
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.179790         1.983988          619,773
 01/01/2009 to 12/31/2009........     1.983988         2.669258          724,543
 01/01/2010 to 12/31/2010........     2.669258         3.143057          656,883
 01/01/2011 to 12/31/2011........     3.143057         2.814278          678,880
 01/01/2012 to 12/31/2012........     2.814278         3.163877          594,690
 01/01/2013 to 12/31/2013........     3.163877         4.175553          580,730
 01/01/2014 to 12/31/2014........     4.175553         4.470849          426,190
 01/01/2015 to 12/31/2015........     4.470849         4.671364          357,548
 01/01/2016 to 12/31/2016........     4.671364         4.597287          327,886
 01/01/2017 to 12/31/2017........     4.597287         6.052490          258,775
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    17.583045         9.539586            8,900
 01/01/2009 to 05/01/2009........     9.539586         9.953774                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.213109         2.006766          387,513
 01/01/2009 to 12/31/2009........     2.006766         2.702255          360,609
 01/01/2010 to 12/31/2010........     2.702255         3.186014          308,427
 01/01/2011 to 12/31/2011........     3.186014         2.855623          308,333
 01/01/2012 to 12/31/2012........     2.855623         3.213236          349,244
 01/01/2013 to 12/31/2013........     3.213236         4.245201          299,748
 01/01/2014 to 12/31/2014........     4.245201         4.549956          258,157
 01/01/2015 to 12/31/2015........     4.549956         4.758298          231,928
 01/01/2016 to 12/31/2016........     4.758298         4.687106          214,787
 01/01/2017 to 12/31/2017........     4.687106         6.178224          173,199
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.969207        10.288581           99,197
 01/01/2013 to 12/31/2013........    10.288581        11.185810          123,609
 01/01/2014 to 12/31/2014........    11.185810        11.676998           81,910

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    11.676998        11.496390           76,012
 01/01/2016 to 12/31/2016........    11.496390        11.833016           70,812
 01/01/2017 to 12/31/2017........    11.833016        13.215306           37,498
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.332420         2.358502        5,989,973
 01/01/2009 to 12/31/2009........     2.358502         2.330436        4,412,826
 01/01/2010 to 12/31/2010........     2.330436         2.296887        3,275,091
 01/01/2011 to 12/31/2011........     2.296887         2.263911        2,901,409
 01/01/2012 to 12/31/2012........     2.263911         2.231143        2,253,246
 01/01/2013 to 12/31/2013........     2.231143         2.199024        1,819,977
 01/01/2014 to 12/31/2014........     2.199024         2.167367        1,454,929
 01/01/2015 to 12/31/2015........     2.167367         2.136165        1,378,195
 01/01/2016 to 12/31/2016........     2.136165         2.107774        1,249,241
 01/01/2017 to 12/31/2017........     2.107774         2.090698        1,192,048
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.932691         7.590311          137,134
 01/01/2009 to 12/31/2009........     7.590311         9.836788          130,396
 01/01/2010 to 12/31/2010........     9.836788        11.216504          124,479
 01/01/2011 to 04/29/2011........    11.216504        12.160675                0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    12.124247        10.380016          131,564
 01/01/2012 to 12/31/2012........    10.380016        11.942528          150,677
 01/01/2013 to 12/31/2013........    11.942528        15.243823          150,734
 01/01/2014 to 12/31/2014........    15.243823        15.788913          144,717
 01/01/2015 to 12/31/2015........    15.788913        15.249111          129,393
 01/01/2016 to 12/31/2016........    15.249111        16.378995          124,564
 01/01/2017 to 12/31/2017........    16.378995        19.846373          118,743
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.286401         9.523075          289,579
 01/01/2009 to 12/31/2009........     9.523075        11.312508          556,554
 01/01/2010 to 12/31/2010........    11.312508        12.270453          649,398
 01/01/2011 to 12/31/2011........    12.270453        12.487545          516,321
 01/01/2012 to 12/31/2012........    12.487545        13.436572          517,555
 01/01/2013 to 12/31/2013........    13.436572        13.810763          390,690
 01/01/2014 to 12/31/2014........    13.810763        14.220659          373,220
 01/01/2015 to 12/31/2015........    14.220659        13.933874          343,580
 01/01/2016 to 12/31/2016........    13.933874        14.355421          265,344
 01/01/2017 to 12/31/2017........    14.355421        15.130204          233,598
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.713206         9.051039          970,965
 01/01/2009 to 12/31/2009........     9.051039        11.032921        1,198,187
 01/01/2010 to 12/31/2010........    11.032921        12.127550        1,221,650
 01/01/2011 to 12/31/2011........    12.127550        12.078716        1,265,244
 01/01/2012 to 12/31/2012........    12.078716        13.268351        1,213,367
 01/01/2013 to 12/31/2013........    13.268351        14.506050          952,475
 01/01/2014 to 12/31/2014........    14.506050        15.001570          768,319
 01/01/2015 to 12/31/2015........    15.001570        14.626914          624,571
 01/01/2016 to 12/31/2016........    14.626914        15.293992          612,121
 01/01/2017 to 12/31/2017........    15.293992        16.678690          539,260
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.180356         8.567215        3,474,649
 01/01/2009 to 12/31/2009........     8.567215        10.684089        3,869,037

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........    10.684089        11.917316        3,686,958
 01/01/2011 to 12/31/2011........    11.917316        11.585328        3,411,848
 01/01/2012 to 12/31/2012........    11.585328        12.929554        3,088,038
 01/01/2013 to 12/31/2013........    12.929554        15.035274        2,983,294
 01/01/2014 to 12/31/2014........    15.035274        15.567254        2,665,257
 01/01/2015 to 12/31/2015........    15.567254        15.148629        2,340,892
 01/01/2016 to 12/31/2016........    15.148629        15.991416        2,129,375
 01/01/2017 to 12/31/2017........    15.991416        18.083784        1,899,341
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998411         7.031214           45,821
 01/01/2009 to 12/31/2009........     7.031214         8.908616           67,576
 01/01/2010 to 12/31/2010........     8.908616         9.662480           47,389
 01/01/2011 to 12/31/2011........     9.662480         9.356009           52,754
 01/01/2012 to 12/31/2012........     9.356009        10.707378           40,270
 01/01/2013 to 04/26/2013........    10.707378        11.525233                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.599871        13.218226           37,830
 01/01/2014 to 04/25/2014........    13.218226        13.162743                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.640209         8.083009        3,445,407
 01/01/2009 to 12/31/2009........     8.083009        10.284465        3,665,653
 01/01/2010 to 12/31/2010........    10.284465        11.626464        3,523,158
 01/01/2011 to 12/31/2011........    11.626464        11.027183        3,325,726
 01/01/2012 to 12/31/2012........    11.027183        12.539804        2,886,826
 01/01/2013 to 12/31/2013........    12.539804        15.364049        2,609,316
 01/01/2014 to 12/31/2014........    15.364049        15.934443        2,437,933
 01/01/2015 to 12/31/2015........    15.934443        15.438671        2,238,640
 01/01/2016 to 12/31/2016........    15.438671        16.455155        2,261,823
 01/01/2017 to 12/31/2017........    16.455155        19.326722        2,093,438
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........     9.996144        10.456396           46,710
 01/01/2013 to 12/31/2013........    10.456396        11.785978          146,841
 01/01/2014 to 12/31/2014........    11.785978        12.737090          145,591
 01/01/2015 to 12/31/2015........    12.737090        12.040591          146,852
 01/01/2016 to 12/31/2016........    12.040591        12.859958          191,480
 01/01/2017 to 12/31/2017........    12.859958        14.999068          143,213
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.557994         1.888890        2,925,054
 01/01/2009 to 12/31/2009........     1.888890         2.628683        2,851,166
 01/01/2010 to 12/31/2010........     2.628683         2.973272        2,526,900
 01/01/2011 to 12/31/2011........     2.973272         3.120763        1,947,252
 01/01/2012 to 12/31/2012........     3.120763         3.431812        1,598,477
 01/01/2013 to 12/31/2013........     3.431812         4.617316        1,261,934
 01/01/2014 to 12/31/2014........     4.617316         4.627025          986,221
 01/01/2015 to 12/31/2015........     4.627025         4.119652          864,811
 01/01/2016 to 12/31/2016........     4.119652         4.980104          702,199
 01/01/2017 to 12/31/2017........     4.980104         5.524120          585,066
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.640263         1.934485        1,445,155
 01/01/2009 to 12/31/2009........     1.934485         2.694762        1,267,664
 01/01/2010 to 12/31/2010........     2.694762         3.051003        1,058,790

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     3.051003         3.205584          840,481
 01/01/2012 to 12/31/2012........     3.205584         3.528640          842,062
 01/01/2013 to 12/31/2013........     3.528640         4.752480          801,429
 01/01/2014 to 12/31/2014........     4.752480         4.767194          685,752
 01/01/2015 to 12/31/2015........     4.767194         4.248612          603,642
 01/01/2016 to 12/31/2016........     4.248612         5.141259          512,286
 01/01/2017 to 12/31/2017........     5.141259         5.708700          435,555
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.988015         9.763701              732
 01/01/2012 to 12/31/2012........     9.763701        10.045613            2,143
 01/01/2013 to 12/31/2013........    10.045613        10.015926          172,431
 01/01/2014 to 12/31/2014........    10.015926         9.976163          162,616
 01/01/2015 to 12/31/2015........     9.976163         9.771345          138,933
 01/01/2016 to 12/31/2016........     9.771345         9.932451           89,412
 01/01/2017 to 12/31/2017........     9.932451         9.920222           94,459
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    43.293270        32.016076           26,985
 01/01/2009 to 12/31/2009........    32.016076        36.919908           26,564
 01/01/2010 to 12/31/2010........    36.919908        39.778027           23,559
 01/01/2011 to 12/31/2011........    39.778027        40.613715           22,645
 01/01/2012 to 12/31/2012........    40.613715        44.872504           21,511
 01/01/2013 to 12/31/2013........    44.872504        53.194328           16,995
 01/01/2014 to 12/31/2014........    53.194328        57.818441           12,708
 01/01/2015 to 12/31/2015........    57.818441        58.293762           11,544
 01/01/2016 to 12/31/2016........    58.293762        61.327682           11,001
 01/01/2017 to 12/31/2017........    61.327682        69.425128            6,890
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.843359         2.290895        6,974,088
 01/01/2009 to 12/31/2009........     2.290895         2.972567        6,917,906
 01/01/2010 to 12/31/2010........     2.972567         3.272915        6,284,593
 01/01/2011 to 12/31/2011........     3.272915         3.088180        5,582,740
 01/01/2012 to 12/31/2012........     3.088180         3.427500        4,648,629
 01/01/2013 to 12/31/2013........     3.427500         4.505080        3,838,344
 01/01/2014 to 12/31/2014........     4.505080         4.899949        3,064,770
 01/01/2015 to 12/31/2015........     4.899949         4.932841        2,470,519
 01/01/2016 to 12/31/2016........     4.932841         5.204857        2,087,001
 01/01/2017 to 12/31/2017........     5.204857         6.095084        1,786,697
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.889069         2.320520        1,713,450
 01/01/2009 to 12/31/2009........     2.320520         3.015052        1,617,174
 01/01/2010 to 12/31/2010........     3.015052         3.322826        1,471,616
 01/01/2011 to 12/31/2011........     3.322826         3.138218        1,193,141
 01/01/2012 to 12/31/2012........     3.138218         3.485647        1,257,945
 01/01/2013 to 12/31/2013........     3.485647         4.587342        1,095,960
 01/01/2014 to 12/31/2014........     4.587342         4.993625          893,884
 01/01/2015 to 12/31/2015........     4.993625         5.033294          754,294
 01/01/2016 to 12/31/2016........     5.033294         5.315649          533,501
 01/01/2017 to 12/31/2017........     5.315649         6.230615          428,454
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     7.781092         4.807688          119,229
 01/01/2009 to 12/31/2009........     4.807688         5.648106          133,881

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     5.648106         6.260172          138,139
 01/01/2011 to 12/31/2011........     6.260172         6.185986          137,182
 01/01/2012 to 12/31/2012........     6.185986         6.914203          128,156
 01/01/2013 to 12/31/2013........     6.914203         9.150944          118,360
 01/01/2014 to 12/31/2014........     9.150944        10.237270          134,153
 01/01/2015 to 12/31/2015........    10.237270        10.543343           94,845
 01/01/2016 to 12/31/2016........    10.543343        11.251735           83,978
 01/01/2017 to 12/31/2017........    11.251735        13.523356           51,181
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.271764         9.353651          583,793
 01/01/2009 to 12/31/2009........     9.353651        12.421197          601,773
 01/01/2010 to 12/31/2010........    12.421197        14.214331          523,714
 01/01/2011 to 12/31/2011........    14.214331        13.227452          451,682
 01/01/2012 to 12/31/2012........    13.227452        16.424151          395,105
 01/01/2013 to 12/31/2013........    16.424151        16.761672          331,906
 01/01/2014 to 12/31/2014........    16.761672        18.712211          280,625
 01/01/2015 to 12/31/2015........    18.712211        18.184352          245,056
 01/01/2016 to 12/31/2016........    18.184352        18.079218          217,311
 01/01/2017 to 12/31/2017........    18.079218        19.734439          193,103
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.789527         0.474251          949,847
 01/01/2009 to 12/31/2009........     0.474251         0.621495          944,117
 01/01/2010 to 12/31/2010........     0.621495         0.758261          833,698
 01/01/2011 to 12/31/2011........     0.758261         0.771638          822,647
 01/01/2012 to 12/31/2012........     0.771638         0.901220          763,119
 01/01/2013 to 12/31/2013........     0.901220         1.293308          851,307
 01/01/2014 to 12/31/2014........     1.293308         1.515517        2,956,678
 01/01/2015 to 12/31/2015........     1.515517         1.433407        2,867,955
 01/01/2016 to 12/31/2016........     1.433407         1.450642        2,368,956
 01/01/2017 to 12/31/2017........     1.450642         1.693022        2,043,536
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   176.607648       100.958623           16,506
 01/01/2009 to 12/31/2009........   100.958623       142.147961           27,862
 01/01/2010 to 12/31/2010........   142.147961       153.268221           27,137
 01/01/2011 to 12/31/2011........   153.268221       139.668176           22,551
 01/01/2012 to 12/31/2012........   139.668176       168.639725           20,299
 01/01/2013 to 12/31/2013........   168.639725       214.058042           17,585
 01/01/2014 to 04/25/2014........   214.058042       222.864984                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     9.264183         4.143706           30,125
 01/01/2009 to 12/31/2009........     4.143706         5.634772           29,984
 01/01/2010 to 12/31/2010........     5.634772         5.961043           25,637
 01/01/2011 to 04/29/2011........     5.961043         6.337404                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.640583         0.580882          307,707
 01/01/2012 to 12/31/2012........     0.580882         0.678769          412,983
 01/01/2013 to 12/31/2013........     0.678769         0.975734          386,016
 01/01/2014 to 12/31/2014........     0.975734         1.143879          926,910
 01/01/2015 to 12/31/2015........     1.143879         1.082467          794,247
 01/01/2016 to 12/31/2016........     1.082467         1.097147          570,336
 01/01/2017 to 12/31/2017........     1.097147         1.281923          515,901

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.935365         0.418730          209,237
 01/01/2009 to 12/31/2009........     0.418730         0.569372          183,054
 01/01/2010 to 12/31/2010........     0.569372         0.602564          182,695
 01/01/2011 to 04/29/2011........     0.602564         0.640659                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    49.952930        26.663705           17,558
 01/01/2009 to 12/31/2009........    26.663705        39.173098           23,107
 01/01/2010 to 12/31/2010........    39.173098        44.398617           21,065
 01/01/2011 to 12/31/2011........    44.398617        42.340898           19,324
 01/01/2012 to 12/31/2012........    42.340898        46.190049           16,835
 01/01/2013 to 12/31/2013........    46.190049        60.291055           13,171
 01/01/2014 to 12/31/2014........    60.291055        65.885965           11,048
 01/01/2015 to 12/31/2015........    65.885965        66.628610            9,964
 01/01/2016 to 12/31/2016........    66.628610        69.056483            9,276
 01/01/2017 to 12/31/2017........    69.056483        85.037430            8,441
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.943523         1.132328        6,959,815
 01/01/2009 to 12/31/2009........     1.132328         1.730540        6,787,238
 01/01/2010 to 12/31/2010........     1.730540         1.985706        5,937,964
 01/01/2011 to 12/31/2011........     1.985706         1.678164        5,553,351
 01/01/2012 to 12/31/2012........     1.678164         2.137696        4,766,561
 01/01/2013 to 12/31/2013........     2.137696         2.749327        3,699,606
 01/01/2014 to 12/31/2014........     2.749327         2.552854        3,005,216
 01/01/2015 to 12/31/2015........     2.552854         2.402325        2,798,648
 01/01/2016 to 12/31/2016........     2.402325         2.561369        2,567,928
 01/01/2017 to 12/31/2017........     2.561369         3.292794        2,149,739
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010705         1.047630          724,653
 01/01/2013 to 12/31/2013........     1.047630         1.051764          486,125
 01/01/2014 to 12/31/2014........     1.051764         1.094475          307,459
 01/01/2015 to 12/31/2015........     1.094475         1.033360          217,779
 01/01/2016 to 12/31/2016........     1.033360         1.137816          309,852
 01/01/2017 to 12/31/2017........     1.137816         1.233634          232,291
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........     1.598198         0.965092          334,692
 01/01/2009 to 12/31/2009........     0.965092         1.272894          281,035
 01/01/2010 to 12/31/2010........     1.272894         1.583068          272,861
 01/01/2011 to 12/31/2011........     1.583068         1.543456          233,620
 01/01/2012 to 12/31/2012........     1.543456         1.798440          210,927
 01/01/2013 to 12/31/2013........     1.798440         2.484703          207,133
 01/01/2014 to 12/31/2014........     2.484703         2.642667          184,591
 01/01/2015 to 12/31/2015........     2.642667         2.560092          168,644
 01/01/2016 to 12/31/2016........     2.560092         2.811762          163,104
 01/01/2017 to 12/31/2017........     2.811762         3.473455          134,770
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.540683         0.338126          374,282
 01/01/2009 to 12/31/2009........     0.338126         0.465107          365,838
 01/01/2010 to 12/31/2010........     0.465107         0.510278          641,421
 01/01/2011 to 12/31/2011........     0.510278         0.504063          683,313
 01/01/2012 to 12/31/2012........     0.504063         0.574053        1,637,411
 01/01/2013 to 12/31/2013........     0.574053         0.773618        1,271,012

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     0.773618         0.829148        1,189,878
 01/01/2015 to 12/31/2015........     0.829148         0.903343        1,133,488
 01/01/2016 to 12/31/2016........     0.903343         0.889183        1,159,003
 01/01/2017 to 12/31/2017........     0.889183         1.200596          787,003
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.285082         5.479802           49,200
 01/01/2009 to 12/31/2009........     5.479802         7.761261           66,834
 01/01/2010 to 12/31/2010........     7.761261         8.368386           71,539
 01/01/2011 to 12/31/2011........     8.368386         8.134289           45,901
 01/01/2012 to 04/27/2012........     8.134289         9.149556                0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     0.542988         0.339423          105,132
 01/01/2009 to 12/31/2009........     0.339423         0.467957          107,758
 01/01/2010 to 12/31/2010........     0.467957         0.513994          144,908
 01/01/2011 to 12/31/2011........     0.513994         0.508165          168,734
 01/01/2012 to 12/31/2012........     0.508165         0.578836          268,011
 01/01/2013 to 12/31/2013........     0.578836         0.781040          167,340
 01/01/2014 to 12/31/2014........     0.781040         0.837979          145,775
 01/01/2015 to 12/31/2015........     0.837979         0.913998          140,866
 01/01/2016 to 12/31/2016........     0.913998         0.900720          130,015
 01/01/2017 to 12/31/2017........     0.900720         1.217357          103,412
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012759         1.049675          335,908
 01/01/2013 to 12/31/2013........     1.049675         1.148231          379,201
 01/01/2014 to 12/31/2014........     1.148231         1.210646          315,659
 01/01/2015 to 12/31/2015........     1.210646         1.203889          258,242
 01/01/2016 to 12/31/2016........     1.203889         1.221004          303,488
 01/01/2017 to 12/31/2017........     1.221004         1.403940          280,518
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.988639        14.270148           52,237
 01/01/2014 to 12/31/2014........    14.270148        14.552370           47,152
 01/01/2015 to 12/31/2015........    14.552370        14.518970           47,112
 01/01/2016 to 12/31/2016........    14.518970        14.993573           41,491
 01/01/2017 to 12/31/2017........    14.993573        18.172785           37,209
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998411         7.983631            9,668
 01/01/2009 to 12/31/2009........     7.983631        10.058445           36,305
 01/01/2010 to 12/31/2010........    10.058445        11.085531           44,863
 01/01/2011 to 12/31/2011........    11.085531        11.159470           47,313
 01/01/2012 to 12/31/2012........    11.159470        12.371987           60,287
 01/01/2013 to 04/26/2013........    12.371987        12.912276                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.502586         2.207315        1,858,304
 01/01/2009 to 12/31/2009........     2.207315         2.826619        1,843,486
 01/01/2010 to 12/31/2010........     2.826619         3.543994        1,675,960
 01/01/2011 to 12/31/2011........     3.543994         3.504913        1,426,209
 01/01/2012 to 12/31/2012........     3.504913         3.947062        1,204,982
 01/01/2013 to 12/31/2013........     3.947062         5.473027          978,027
 01/01/2014 to 12/31/2014........     5.473027         5.583138          780,019
 01/01/2015 to 12/31/2015........     5.583138         5.406895          669,974
 01/01/2016 to 12/31/2016........     5.406895         6.340116          580,170
 01/01/2017 to 12/31/2017........     6.340116         7.183828          509,833
Loomis Sayles Small Cap Core Sub-Account (Class E)

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   3.538671         2.232299            351,024
 01/01/2009 to 12/31/2009........   2.232299         2.861337            331,431
 01/01/2010 to 12/31/2010........   2.861337         3.591203            265,309
 01/01/2011 to 12/31/2011........   3.591203         3.555204            200,515
 01/01/2012 to 12/31/2012........   3.555204         4.007604            241,395
 01/01/2013 to 12/31/2013........   4.007604         5.562578            217,862
 01/01/2014 to 12/31/2014........   5.562578         5.679922            199,946
 01/01/2015 to 12/31/2015........   5.679922         5.506309            188,968
 01/01/2016 to 12/31/2016........   5.506309         6.463039            129,692
 01/01/2017 to 12/31/2017........   6.463039         7.330373             95,739
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.113904         0.644313          1,767,526
 01/01/2009 to 12/31/2009........   0.644313         0.823492          1,974,207
 01/01/2010 to 12/31/2010........   0.823492         1.066073          1,758,365
 01/01/2011 to 12/31/2011........   1.066073         1.079604          1,186,149
 01/01/2012 to 12/31/2012........   1.079604         1.179894          1,036,204
 01/01/2013 to 12/31/2013........   1.179894         1.725532            873,727
 01/01/2014 to 12/31/2014........   1.725532         1.716586            565,518
 01/01/2015 to 12/31/2015........   1.716586         1.716021            499,008
 01/01/2016 to 12/31/2016........   1.716021         1.793596            449,136
 01/01/2017 to 12/31/2017........   1.793596         2.239558            360,178
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.375233         1.431702          4,350,182
 01/01/2009 to 12/31/2009........   1.431702         1.481361          4,010,288
 01/01/2010 to 12/31/2010........   1.481361         1.543163          3,788,579
 01/01/2011 to 12/31/2011........   1.543163         1.631780          3,346,744
 01/01/2012 to 12/31/2012........   1.631780         1.666462          3,058,276
 01/01/2013 to 12/31/2013........   1.666462         1.600891          2,700,428
 01/01/2014 to 12/31/2014........   1.600891         1.664284          2,237,252
 01/01/2015 to 12/31/2015........   1.664284         1.641794          2,462,105
 01/01/2016 to 12/31/2016........   1.641794         1.652791          2,238,266
 01/01/2017 to 12/31/2017........   1.652791         1.677351          2,116,931
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   1.649223         1.034106          2,389,365
 01/01/2009 to 12/31/2009........   1.034106         1.394046          2,400,359
 01/01/2010 to 12/31/2010........   1.394046         1.731160          2,054,046
 01/01/2011 to 12/31/2011........   1.731160         1.668966          1,678,304
 01/01/2012 to 12/31/2012........   1.668966         1.929857          1,677,645
 01/01/2013 to 12/31/2013........   1.929857         2.526538          1,348,176
 01/01/2014 to 12/31/2014........   2.526538         2.719895          1,070,036
 01/01/2015 to 12/31/2015........   2.719895         2.610467            899,073
 01/01/2016 to 12/31/2016........   2.610467         3.091034            852,161
 01/01/2017 to 12/31/2017........   3.091034         3.522806            695,245
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........   1.662172         0.946866          2,122,211
 01/01/2009 to 12/31/2009........   0.946866         1.197230          1,945,763
 01/01/2010 to 12/31/2010........   1.197230         1.273378          1,859,918
 01/01/2011 to 12/31/2011........   1.273378         1.096323          1,661,376
 01/01/2012 to 12/31/2012........   1.096323         1.275209          1,630,826
 01/01/2013 to 12/31/2013........   1.275209         1.527339          1,544,524
 01/01/2014 to 12/31/2014........   1.527339         1.411000          1,381,856
 01/01/2015 to 12/31/2015........   1.411000         1.372888          1,235,178
 01/01/2016 to 12/31/2016........   1.372888         1.366658          1,123,526

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     1.366658         1.678493          993,903
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.794708        11.283503              513
 01/01/2014 to 12/31/2014........    11.283503        12.150990            4,675
 01/01/2015 to 12/31/2015........    12.150990        11.830942           46,531
 01/01/2016 to 12/31/2016........    11.830942        12.169198           59,123
 01/01/2017 to 12/31/2017........    12.169198        13.858847           55,421
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.774602         1.160069        1,911,413
 01/01/2009 to 12/31/2009........     1.160069         1.436766        1,785,211
 01/01/2010 to 12/31/2010........     1.436766         1.792471        1,518,933
 01/01/2011 to 12/31/2011........     1.792471         1.690978        1,291,001
 01/01/2012 to 12/31/2012........     1.690978         1.934019        1,368,958
 01/01/2013 to 12/31/2013........     1.934019         2.634011        1,180,877
 01/01/2014 to 12/31/2014........     2.634011         2.720224          961,121
 01/01/2015 to 12/31/2015........     2.720224         2.560639          825,314
 01/01/2016 to 12/31/2016........     2.560639         3.052823          731,445
 01/01/2017 to 12/31/2017........     3.052823         3.442016          731,695
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     4.407868         2.725565        1,243,468
 01/01/2009 to 12/31/2009........     2.725565         3.382642        1,244,741
 01/01/2010 to 12/31/2010........     3.382642         3.817076        1,152,267
 01/01/2011 to 12/31/2011........     3.817076         3.823762          986,818
 01/01/2012 to 12/31/2012........     3.823762         4.349860        1,160,179
 01/01/2013 to 12/31/2013........     4.349860         5.646260          868,202
 01/01/2014 to 12/31/2014........     5.646260         6.293924          679,092
 01/01/2015 to 12/31/2015........     6.293924         6.259976          627,130
 01/01/2016 to 12/31/2016........     6.259976         6.872151          567,697
 01/01/2017 to 12/31/2017........     6.872151         8.211650          471,917
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........     1.785095         1.013977        4,095,812
 01/01/2009 to 12/31/2009........     1.013977         1.314845        4,082,942
 01/01/2010 to 12/31/2010........     1.314845         1.443723        3,671,480
 01/01/2011 to 12/31/2011........     1.443723         1.270518        3,253,628
 01/01/2012 to 12/31/2012........     1.270518         1.461343        3,089,538
 01/01/2013 to 12/31/2013........     1.461343         1.717674        2,622,796
 01/01/2014 to 12/31/2014........     1.717674         1.575294        1,985,185
 01/01/2015 to 12/31/2015........     1.575294         1.525076        1,755,246
 01/01/2016 to 12/31/2016........     1.525076         1.489964        1,444,923
 01/01/2017 to 12/31/2017........     1.489964         1.882051        1,269,409
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........     4.547436         3.480191        1,306,753
 01/01/2009 to 12/31/2009........     3.480191         4.057927        1,217,465
 01/01/2010 to 12/31/2010........     4.057927         4.391406        1,134,529
 01/01/2011 to 12/31/2011........     4.391406         4.421767        1,004,292
 01/01/2012 to 12/31/2012........     4.421767         4.850589          926,715
 01/01/2013 to 12/31/2013........     4.850589         5.674749          798,548
 01/01/2014 to 12/31/2014........     5.674749         6.060846          634,173
 01/01/2015 to 12/31/2015........     6.060846         5.949727          508,301
 01/01/2016 to 12/31/2016........     5.949727         6.387330          478,006
 01/01/2017 to 12/31/2017........     6.387330         7.061688          444,910
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     1.462490         0.935315        2,005,046

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   0.935315           1.023753        2,155,305
 01/01/2010 to 12/31/2010........   1.023753           1.099082        2,121,565
 01/01/2011 to 12/31/2011........   1.099082           1.105497        1,904,754
 01/01/2012 to 12/31/2012........   1.105497           1.241701        1,746,248
 01/01/2013 to 12/31/2013........   1.241701           1.612342        1,383,932
 01/01/2014 to 12/31/2014........   1.612342           1.743305        1,122,913
 01/01/2015 to 12/31/2015........   1.743305           1.612052          978,509
 01/01/2016 to 12/31/2016........   1.612052           1.876375          837,675
 01/01/2017 to 12/31/2017........   1.876375           1.985404          814,101
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.470883           0.941708          279,875
 01/01/2009 to 12/31/2009........   0.941708           1.031888          294,117
 01/01/2010 to 12/31/2010........   1.031888           1.108601          208,799
 01/01/2011 to 12/31/2011........   1.108601           1.115921          274,016
 01/01/2012 to 12/31/2012........   1.115921           1.255262          328,863
 01/01/2013 to 12/31/2013........   1.255262           1.631688          298,835
 01/01/2014 to 12/31/2014........   1.631688           1.765641          231,662
 01/01/2015 to 12/31/2015........   1.765641           1.634645          213,294
 01/01/2016 to 12/31/2016........   1.634645           1.903368          204,640
 01/01/2017 to 12/31/2017........   1.903368           2.017014          192,927
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.390211           0.908357        2,128,579
 01/01/2009 to 12/31/2009........   0.908357           1.079572        2,430,353
 01/01/2010 to 12/31/2010........   1.079572           1.182990        2,412,845
 01/01/2011 to 12/31/2011........   1.182990           1.173446        2,435,890
 01/01/2012 to 12/31/2012........   1.173446           1.345189        2,110,890
 01/01/2013 to 12/31/2013........   1.345189           1.794991        2,755,538
 01/01/2014 to 12/31/2014........   1.794991           1.956008        2,298,308
 01/01/2015 to 12/31/2015........   1.956008           1.920823        2,087,979
 01/01/2016 to 12/31/2016........   1.920823           2.160025        1,890,217
 01/01/2017 to 12/31/2017........   2.160025           2.503345        1,771,430
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   3.166699           1.900624          324,843
 01/01/2009 to 12/31/2009........   1.900624           2.275760          336,622
 01/01/2010 to 12/31/2010........   2.275760           2.563267          293,068
 01/01/2011 to 12/31/2011........   2.563267           2.365143          275,076
 01/01/2012 to 12/31/2012........   2.365143           2.691538          248,480
 01/01/2013 to 04/26/2013........   2.691538           2.962792                0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998411           6.597865           17,150
 01/01/2009 to 12/31/2009........   6.597865           8.121083           52,439
 01/01/2010 to 12/31/2010........   8.121083           8.886550           53,093
 01/01/2011 to 12/31/2011........   8.886550           8.710985           51,095
 01/01/2012 to 12/31/2012........   8.710985           9.779654           44,391
 01/01/2013 to 04/26/2013........   9.779654          10.711030                0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.402540           0.917686          863,248
 01/01/2009 to 12/31/2009........   0.917686           1.091437          872,444
 01/01/2010 to 12/31/2010........   1.091437           1.196789          770,447
 01/01/2011 to 12/31/2011........   1.196789           1.189102          627,557
 01/01/2012 to 12/31/2012........   1.189102           1.364015          684,724
 01/01/2013 to 12/31/2013........   1.364015           1.823446          887,517
 01/01/2014 to 12/31/2014........   1.823446           1.988203          670,441

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   1.988203         1.954281            527,476
 01/01/2016 to 12/31/2016........   1.954281         2.199682            583,406
 01/01/2017 to 12/31/2017........   2.199682         2.554014            554,518
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   3.204600         1.925548            108,419
 01/01/2009 to 12/31/2009........   1.925548         2.308874             81,758
 01/01/2010 to 12/31/2010........   2.308874         2.603273             72,078
 01/01/2011 to 12/31/2011........   2.603273         2.404287             77,657
 01/01/2012 to 12/31/2012........   2.404287         2.738883             79,067
 01/01/2013 to 04/26/2013........   2.738883         3.015979                  0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.278966         1.484917            414,349
 01/01/2011 to 12/31/2011........   1.484917         1.362275            479,065
 01/01/2012 to 12/31/2012........   1.362275         1.467179            378,732
 01/01/2013 to 12/31/2013........   1.467179         2.010373            386,757
 01/01/2014 to 12/31/2014........   2.010373         2.001527            312,227
 01/01/2015 to 12/31/2015........   2.001527         1.873629            319,865
 01/01/2016 to 12/31/2016........   1.873629         1.690424            313,537
 01/01/2017 to 12/31/2017........   1.690424         2.331164            295,365
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........   2.024036         0.889037            518,166
 01/01/2009 to 12/31/2009........   0.889037         1.170063            508,025
 01/01/2010 to 04/30/2010........   1.170063         1.266157                  0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........   2.017720         1.221875          1,820,063
 01/01/2009 to 12/31/2009........   1.221875         1.358846          1,823,852
 01/01/2010 to 12/31/2010........   1.358846         1.625123          1,611,314
 01/01/2011 to 12/31/2011........   1.625123         1.689980          1,196,198
 01/01/2012 to 12/31/2012........   1.689980         1.827971          1,022,703
 01/01/2013 to 12/31/2013........   1.827971         2.489697          1,389,982
 01/01/2014 to 12/31/2014........   2.489697         2.446482          1,113,371
 01/01/2015 to 12/31/2015........   2.446482         2.420426            937,800
 01/01/2016 to 12/31/2016........   2.420426         2.824395            824,096
 01/01/2017 to 12/31/2017........   2.824395         3.215016            706,904
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   1.563417         0.950686          1,566,921
 01/01/2009 to 12/31/2009........   0.950686         1.281457          1,442,980
 01/01/2010 to 12/31/2010........   1.281457         1.551735          1,271,637
 01/01/2011 to 12/31/2011........   1.551735         1.448747          1,102,811
 01/01/2012 to 12/31/2012........   1.448747         1.503253          1,046,973
 01/01/2013 to 04/26/2013........   1.503253         1.629681                  0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........   2.055782         1.246028          1,149,280
 01/01/2009 to 12/31/2009........   1.246028         1.386773          1,185,842
 01/01/2010 to 12/31/2010........   1.386773         1.660035          1,081,078
 01/01/2011 to 12/31/2011........   1.660035         1.727133            869,223
 01/01/2012 to 12/31/2012........   1.727133         1.870684            915,272
 01/01/2013 to 12/31/2013........   1.870684         2.551268          1,033,654
 01/01/2014 to 12/31/2014........   2.551268         2.509743            874,496
 01/01/2015 to 12/31/2015........   2.509743         2.484202            739,614
 01/01/2016 to 12/31/2016........   2.484202         2.902384            672,749
 01/01/2017 to 12/31/2017........   2.902384         3.307420            550,840
Oppenheimer Global Equity Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    20.117370        11.785434          126,590
 01/01/2009 to 12/31/2009........    11.785434        16.239027          119,403
 01/01/2010 to 12/31/2010........    16.239027        18.554558          106,286
 01/01/2011 to 12/31/2011........    18.554558        16.750804           91,081
 01/01/2012 to 12/31/2012........    16.750804        20.004206           80,898
 01/01/2013 to 12/31/2013........    20.004206        25.062042           81,952
 01/01/2014 to 12/31/2014........    25.062042        25.230431           65,527
 01/01/2015 to 12/31/2015........    25.230431        25.845890           56,897
 01/01/2016 to 12/31/2016........    25.845890        25.532668           53,376
 01/01/2017 to 12/31/2017........    25.532668        34.410890           47,063
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998411         6.567015            2,914
 01/01/2009 to 12/31/2009........     6.567015         8.583858           14,752
 01/01/2010 to 12/31/2010........     8.583858         9.108293           15,176
 01/01/2011 to 12/31/2011........     9.108293         8.358265           21,325
 01/01/2012 to 12/31/2012........     8.358265        10.067242           23,782
 01/01/2013 to 04/26/2013........    10.067242        10.700829                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999801         1.035231                0
 01/01/2015 to 12/31/2015........     1.035231         0.964444                0
 01/01/2016 to 12/31/2016........     0.964444         1.056294           11,525
 01/01/2017 to 12/31/2017........     1.056294         1.172289            1,759
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    12.101606        11.105247          371,727
 01/01/2009 to 12/31/2009........    11.105247        12.920908          401,684
 01/01/2010 to 12/31/2010........    12.920908        13.723308          447,576
 01/01/2011 to 12/31/2011........    13.723308        15.033228          437,537
 01/01/2012 to 12/31/2012........    15.033228        16.168633          555,919
 01/01/2013 to 12/31/2013........    16.168633        14.457793          431,842
 01/01/2014 to 12/31/2014........    14.457793        14.661930          396,758
 01/01/2015 to 12/31/2015........    14.661930        14.001440          363,300
 01/01/2016 to 12/31/2016........    14.001440        14.487659          319,461
 01/01/2017 to 12/31/2017........    14.487659        14.774844          284,766
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.328206         1.314400       14,551,036
 01/01/2009 to 12/31/2009........     1.314400         1.529041       14,245,257
 01/01/2010 to 12/31/2010........     1.529041         1.630165       13,825,096
 01/01/2011 to 12/31/2011........     1.630165         1.657688       12,062,943
 01/01/2012 to 12/31/2012........     1.657688         1.785163       11,562,648
 01/01/2013 to 12/31/2013........     1.785163         1.725764       10,564,540
 01/01/2014 to 12/31/2014........     1.725764         1.772221        9,079,285
 01/01/2015 to 12/31/2015........     1.772221         1.746797        7,952,852
 01/01/2016 to 12/31/2016........     1.746797         1.766582        7,185,927
 01/01/2017 to 12/31/2017........     1.766582         1.819586        6,854,233
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.767139        10.929950            8,797
 01/01/2013 to 12/31/2013........    10.929950        10.285740            8,133
 01/01/2014 to 12/31/2014........    10.285740        10.903737            7,170
 01/01/2015 to 12/31/2015........    10.903737        10.792993            7,695
 01/01/2016 to 12/31/2016........    10.792993        10.777751           20,101
 01/01/2017 to 12/31/2017........    10.777751        10.899203            4,732
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.215956        10.749431            3,438

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    10.749431        11.510177            5,060
 01/01/2015 to 12/31/2015........    11.510177        11.202523            4,997
 01/01/2016 to 12/31/2016........    11.202523        11.545387            8,851
 01/01/2017 to 12/31/2017........    11.545387        13.254045            4,068
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010737         1.067782           35,061
 01/01/2013 to 12/31/2013........     1.067782         1.158819          116,267
 01/01/2014 to 12/31/2014........     1.158819         1.230529           84,221
 01/01/2015 to 12/31/2015........     1.230529         1.202154           42,020
 01/01/2016 to 12/31/2016........     1.202154         1.251829           73,022
 01/01/2017 to 12/31/2017........     1.251829         1.410248           61,122
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.586079         8.557256           36,836
 01/01/2009 to 12/31/2009........     8.557256        10.533078           32,100
 01/01/2010 to 12/31/2010........    10.533078        11.652090          117,728
 01/01/2011 to 12/31/2011........    11.652090        11.606558          128,210
 01/01/2012 to 12/31/2012........    11.606558        12.907972          219,894
 01/01/2013 to 12/31/2013........    12.907972        14.367328          198,885
 01/01/2014 to 12/31/2014........    14.367328        14.983493          177,230
 01/01/2015 to 12/31/2015........    14.983493        14.477877          165,262
 01/01/2016 to 12/31/2016........    14.477877        15.094820          140,861
 01/01/2017 to 12/31/2017........    15.094820        17.237743          111,542
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.875318         7.845300            8,225
 01/01/2009 to 12/31/2009........     7.845300         9.982416           33,230
 01/01/2010 to 12/31/2010........     9.982416        11.231351           33,046
 01/01/2011 to 12/31/2011........    11.231351        10.834310           59,208
 01/01/2012 to 12/31/2012........    10.834310        12.282659          124,343
 01/01/2013 to 12/31/2013........    12.282659        14.293681          154,634
 01/01/2014 to 12/31/2014........    14.293681        14.845703          148,319
 01/01/2015 to 12/31/2015........    14.845703        14.293837           76,841
 01/01/2016 to 12/31/2016........    14.293837        15.057260           79,197
 01/01/2017 to 12/31/2017........    15.057260        17.755351           52,849
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.513164         0.864925        4,236,583
 01/01/2009 to 12/31/2009........     0.864925         1.219353        4,224,088
 01/01/2010 to 12/31/2010........     1.219353         1.403035        3,244,881
 01/01/2011 to 12/31/2011........     1.403035         1.364415        2,765,840
 01/01/2012 to 12/31/2012........     1.364415         1.595787        2,485,109
 01/01/2013 to 12/31/2013........     1.595787         2.182580        2,540,043
 01/01/2014 to 12/31/2014........     2.182580         2.341021        2,072,316
 01/01/2015 to 12/31/2015........     2.341021         2.549881        1,985,396
 01/01/2016 to 12/31/2016........     2.549881         2.551670        1,753,478
 01/01/2017 to 12/31/2017........     2.551670         3.356990        1,488,700
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.644552         0.352865        1,713,517
 01/01/2009 to 12/31/2009........     0.352865         0.552893        1,563,838
 01/01/2010 to 12/31/2010........     0.552893         0.695833        1,427,700
 01/01/2011 to 12/31/2011........     0.695833         0.617971        1,403,368
 01/01/2012 to 12/31/2012........     0.617971         0.682834        1,455,145
 01/01/2013 to 04/26/2013........     0.682834         0.713940                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........     0.973491         0.578065        7,499,130

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   0.578065         0.828819          7,154,942
 01/01/2010 to 12/31/2010........   0.828819         1.043038          6,391,790
 01/01/2011 to 12/31/2011........   1.043038         1.011115          5,381,821
 01/01/2012 to 12/31/2012........   1.011115         1.132835          4,667,437
 01/01/2013 to 12/31/2013........   1.132835         1.524946          3,962,519
 01/01/2014 to 12/31/2014........   1.524946         1.694995          3,165,104
 01/01/2015 to 12/31/2015........   1.694995         1.782083          2,703,174
 01/01/2016 to 12/31/2016........   1.782083         1.865605          2,416,156
 01/01/2017 to 12/31/2017........   1.865605         2.293812          2,069,072
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.582032         0.992921          1,230,477
 01/01/2009 to 12/31/2009........   0.992921         1.356720          1,241,148
 01/01/2010 to 12/31/2010........   1.356720         1.800713          1,195,451
 01/01/2011 to 12/31/2011........   1.800713         1.800529          1,095,087
 01/01/2012 to 12/31/2012........   1.800529         2.056778            837,904
 01/01/2013 to 12/31/2013........   2.056778         2.922615            712,591
 01/01/2014 to 12/31/2014........   2.922615         3.071996            615,727
 01/01/2015 to 12/31/2015........   3.071996         3.102371            603,802
 01/01/2016 to 12/31/2016........   3.102371         3.408817            545,063
 01/01/2017 to 12/31/2017........   3.408817         4.117020            457,986
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.654186         1.373916          4,396,889
 01/01/2009 to 12/31/2009........   1.373916         2.000626          3,806,344
 01/01/2010 to 12/31/2010........   2.000626         2.485500          3,282,246
 01/01/2011 to 12/31/2011........   2.485500         2.286290          2,854,649
 01/01/2012 to 04/27/2012........   2.286290         2.527887                  0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.515541         2.585103          2,459,567
 01/01/2013 to 12/31/2013........   2.585103         3.320041          2,074,413
 01/01/2014 to 12/31/2014........   3.320041         3.587799          1,647,504
 01/01/2015 to 12/31/2015........   3.587799         3.218556          1,396,167
 01/01/2016 to 12/31/2016........   3.218556         3.664052          1,224,303
 01/01/2017 to 12/31/2017........   3.664052         3.953635          1,081,816
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   2.100680         1.755185          3,878,167
 01/01/2009 to 12/31/2009........   1.755185         2.281649          3,143,160
 01/01/2010 to 12/31/2010........   2.281649         2.528907          2,962,660
 01/01/2011 to 12/31/2011........   2.528907         2.638041          2,546,692
 01/01/2012 to 12/31/2012........   2.638041         2.893486          2,320,716
 01/01/2013 to 12/31/2013........   2.893486         2.875415          2,108,584
 01/01/2014 to 12/31/2014........   2.875415         2.983916          1,730,441
 01/01/2015 to 12/31/2015........   2.983916         2.882123          1,569,252
 01/01/2016 to 12/31/2016........   2.882123         3.076467          2,724,967
 01/01/2017 to 12/31/2017........   3.076467         3.272837          2,490,185
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.912501         1.534240          4,576,735
 01/01/2009 to 12/31/2009........   1.534240         2.068223          4,100,078
 01/01/2010 to 12/31/2010........   2.068223         2.302759          3,783,717
 01/01/2011 to 12/31/2011........   2.302759         2.370888          3,150,311
 01/01/2012 to 12/31/2012........   2.370888         2.639108          2,964,688
 01/01/2013 to 12/31/2013........   2.639108         2.808661          2,891,605
 01/01/2014 to 12/31/2014........   2.808661         2.901907          2,475,651

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   2.901907         2.797941          2,255,087
 01/01/2016 to 04/29/2016........   2.797941         2.882506                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.126051         1.778668          1,693,074
 01/01/2009 to 12/31/2009........   1.778668         2.313637          1,380,503
 01/01/2010 to 12/31/2010........   2.313637         2.568197          1,189,198
 01/01/2011 to 12/31/2011........   2.568197         2.681314            945,695
 01/01/2012 to 12/31/2012........   2.681314         2.941057            993,779
 01/01/2013 to 12/31/2013........   2.941057         2.925824            927,237
 01/01/2014 to 12/31/2014........   2.925824         3.039389            739,284
 01/01/2015 to 12/31/2015........   3.039389         2.938854            584,663
 01/01/2016 to 12/31/2016........   2.938854         3.142036            953,366
 01/01/2017 to 12/31/2017........   3.142036         3.344226            851,537
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.648555         1.616113          3,597,556
 01/01/2009 to 12/31/2009........   1.616113         1.657842          3,602,968
 01/01/2010 to 12/31/2010........   1.657842         1.723725          3,517,189
 01/01/2011 to 12/31/2011........   1.723725         1.788438          2,912,344
 01/01/2012 to 12/31/2012........   1.788438         1.816276          2,427,030
 01/01/2013 to 12/31/2013........   1.816276         1.773924          2,082,848
 01/01/2014 to 12/31/2014........   1.773924         1.792973          1,938,319
 01/01/2015 to 12/31/2015........   1.792973         1.772587          1,698,523
 01/01/2016 to 12/31/2016........   1.772587         1.764913          1,484,652
 01/01/2017 to 12/31/2017........   1.764913         1.768729          1,401,667
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.667651         1.636545          1,071,313
 01/01/2009 to 12/31/2009........   1.636545         1.680501          1,002,932
 01/01/2010 to 12/31/2010........   1.680501         1.750240            847,217
 01/01/2011 to 12/31/2011........   1.750240         1.816228            691,457
 01/01/2012 to 12/31/2012........   1.816228         1.846283            693,644
 01/01/2013 to 12/31/2013........   1.846283         1.806067            602,466
 01/01/2014 to 12/31/2014........   1.806067         1.825705            505,071
 01/01/2015 to 12/31/2015........   1.825705         1.806584            375,096
 01/01/2016 to 12/31/2016........   1.806584         1.801917            330,232
 01/01/2017 to 12/31/2017........   1.801917         1.807476            307,874





                                             AMERICAN FORERUNNER - 1.7
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........   15.355552        13.684769         407,883
 01/01/2009 to 12/31/2009........   13.684769        15.150116         364,394
 01/01/2010 to 12/31/2010........   15.150116        15.854671         365,481
 01/01/2011 to 12/31/2011........   15.854671        16.539557         330,248
 01/01/2012 to 12/31/2012........   16.539557        17.133025         304,912
 01/01/2013 to 12/31/2013........   17.133025        16.480660         249,876
 01/01/2014 to 12/31/2014........   16.480660        17.058063         210,130
 01/01/2015 to 12/31/2015........   17.058063        16.816511         185,337
 01/01/2016 to 12/31/2016........   16.816511        17.019824         162,160
 01/01/2017 to 12/31/2017........   17.019824        17.346969         153,777
American Funds Global Small Capitalization Sub-Account

                                             AMERICAN FORERUNNER - 1.7
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     3.432683         1.568434        5,450,076
 01/01/2009 to 12/31/2009........     1.568434         2.487203        5,217,053
 01/01/2010 to 12/31/2010........     2.487203         2.993410        4,544,451
 01/01/2011 to 12/31/2011........     2.993410         2.379595        4,043,726
 01/01/2012 to 12/31/2012........     2.379595         2.764521        3,646,012
 01/01/2013 to 12/31/2013........     2.764521         3.486545        3,060,124
 01/01/2014 to 12/31/2014........     3.486545         3.500529        2,478,026
 01/01/2015 to 12/31/2015........     3.500529         3.450658        2,041,624
 01/01/2016 to 12/31/2016........     3.450658         3.463679        1,793,323
 01/01/2017 to 12/31/2017........     3.463679         4.287297        1,529,559
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    16.439009         9.054631        2,397,924
 01/01/2009 to 12/31/2009........     9.054631        12.410470        2,337,394
 01/01/2010 to 12/31/2010........    12.410470        14.480758        2,126,120
 01/01/2011 to 12/31/2011........    14.480758        13.628239        1,781,611
 01/01/2012 to 12/31/2012........    13.628239        15.794318        1,557,315
 01/01/2013 to 12/31/2013........    15.794318        20.202503        1,321,840
 01/01/2014 to 12/31/2014........    20.202503        21.552019        1,025,923
 01/01/2015 to 12/31/2015........    21.552019        22.641869          867,988
 01/01/2016 to 12/31/2016........    22.641869        24.372246          731,887
 01/01/2017 to 12/31/2017........    24.372246        30.742217          635,592
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    11.172921         6.826567        2,118,299
 01/01/2009 to 12/31/2009........     6.826567         8.808245        2,027,304
 01/01/2010 to 12/31/2010........     8.808245         9.649393        1,876,534
 01/01/2011 to 12/31/2011........     9.649393         9.313454        1,668,699
 01/01/2012 to 12/31/2012........     9.313454        10.756310        1,455,001
 01/01/2013 to 12/31/2013........    10.756310        14.117741        1,271,620
 01/01/2014 to 12/31/2014........    14.117741        15.355828        1,036,895
 01/01/2015 to 12/31/2015........    15.355828        15.316589          919,548
 01/01/2016 to 12/31/2016........    15.316589        16.793333          839,071
 01/01/2017 to 12/31/2017........    16.793333        20.206728          783,898





                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    10.219284       10.568199               0
 01/01/2013 to 12/31/2013........    10.568199       11.582847           4,297
 01/01/2014 to 12/31/2014........    11.582847       12.261112           4,061
 01/01/2015 to 12/31/2015........    12.261112       12.160685          29,817
 01/01/2016 to 12/31/2016........    12.160685       12.422836          31,552
 01/01/2017 to 12/31/2017........    12.422836       13.918914          29,601
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996850        1.040408               0
 01/01/2015 to 12/31/2015........     1.040408        1.015852               0
 01/01/2016 to 12/31/2016........     1.015852        1.021713               0
 01/01/2017 to 12/31/2017........     1.021713        1.163597               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008465        7.011667          19,218
 01/01/2009 to 12/31/2009........     7.011667        8.941853          28,385

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     8.941853         9.889880          41,810
 01/01/2011 to 12/31/2011........     9.889880         9.545193          46,167
 01/01/2012 to 12/31/2012........     9.545193        10.685140          45,398
 01/01/2013 to 12/31/2013........    10.685140        12.489271          40,093
 01/01/2014 to 12/31/2014........    12.489271        13.060633          38,523
 01/01/2015 to 12/31/2015........    13.060633        12.788193          36,906
 01/01/2016 to 12/31/2016........    12.788193        13.595256          35,355
 01/01/2017 to 12/31/2017........    13.595256        15.666705          33,681
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998466         6.359814          91,557
 01/01/2009 to 12/31/2009........     6.359814         8.406163         209,577
 01/01/2010 to 12/31/2010........     8.406163         9.407014         208,434
 01/01/2011 to 12/31/2011........     9.407014         8.837455         226,329
 01/01/2012 to 12/31/2012........     8.837455        10.122028         230,112
 01/01/2013 to 12/31/2013........    10.122028        12.487463         148,324
 01/01/2014 to 12/31/2014........    12.487463        13.100436         284,114
 01/01/2015 to 12/31/2015........    13.100436        12.820674         267,404
 01/01/2016 to 12/31/2016........    12.820674        13.775033         240,878
 01/01/2017 to 12/31/2017........    13.775033        16.483735         229,814
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018465         7.685380           5,832
 01/01/2009 to 12/31/2009........     7.685380         9.351642          41,898
 01/01/2010 to 12/31/2010........     9.351642        10.135248          53,403
 01/01/2011 to 12/31/2011........    10.135248        10.013751          46,959
 01/01/2012 to 12/31/2012........    10.013751        10.944060          13,083
 01/01/2013 to 12/31/2013........    10.944060        12.251046          11,154
 01/01/2014 to 12/31/2014........    12.251046        12.816991          11,088
 01/01/2015 to 12/31/2015........    12.816991        12.547047          10,367
 01/01/2016 to 12/31/2016........    12.547047        13.240317          10,734
 01/01/2017 to 12/31/2017........    13.240317        14.749515          10,673
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.153421        11.560958               0
 01/01/2013 to 12/31/2013........    11.560958        11.013615           5,303
 01/01/2014 to 12/31/2014........    11.013615        11.294663          34,099
 01/01/2015 to 12/31/2015........    11.294663        10.071399           4,555
 01/01/2016 to 12/31/2016........    10.071399        10.821342          13,211
 01/01/2017 to 12/31/2017........    10.821342        11.717341          12,848
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.947600         1.070810         460,819
 01/01/2009 to 12/31/2009........     1.070810         1.287020         471,931
 01/01/2010 to 12/31/2010........     1.287020         1.356210         150,637
 01/01/2011 to 12/31/2011........     1.356210         1.068138         161,164
 01/01/2012 to 12/31/2012........     1.068138         1.257196         169,192
 01/01/2013 to 12/31/2013........     1.257196         1.427386         171,040
 01/01/2014 to 12/31/2014........     1.427386         1.360483         142,270
 01/01/2015 to 12/31/2015........     1.360483         1.312456         144,821
 01/01/2016 to 12/31/2016........     1.312456         1.359577         125,665
 01/01/2017 to 12/31/2017........     1.359577         1.808506          88,289
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.977677         1.088132         231,639
 01/01/2009 to 12/31/2009........     1.088132         1.308666         205,441
 01/01/2010 to 12/31/2010........     1.308666         1.381296         182,720
 01/01/2011 to 12/31/2011........     1.381296         1.089972         169,795

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.089972         1.283187         130,825
 01/01/2013 to 12/31/2013........     1.283187         1.458907         126,500
 01/01/2014 to 12/31/2014........     1.458907         1.392694         117,974
 01/01/2015 to 12/31/2015........     1.392694         1.343848          94,076
 01/01/2016 to 12/31/2016........     1.343848         1.394620          88,331
 01/01/2017 to 12/31/2017........     1.394620         1.855512          83,255
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.850355         4.607455         309,883
 01/01/2009 to 12/31/2009........     4.607455         4.960645         280,539
 01/01/2010 to 12/31/2010........     4.960645         5.286401         250,091
 01/01/2011 to 12/31/2011........     5.286401         5.541742         235,563
 01/01/2012 to 12/31/2012........     5.541742         5.862192         188,100
 01/01/2013 to 12/31/2013........     5.862192         5.722441         194,613
 01/01/2014 to 12/31/2014........     5.722441         6.027157         163,272
 01/01/2015 to 12/31/2015........     6.027157         5.963616          96,464
 01/01/2016 to 12/31/2016........     5.963616         6.049216         125,309
 01/01/2017 to 12/31/2017........     6.049216         6.194926         109,898
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.200807         1.998105         145,452
 01/01/2009 to 12/31/2009........     1.998105         2.689596         196,850
 01/01/2010 to 12/31/2010........     2.689596         3.168587         183,100
 01/01/2011 to 12/31/2011........     3.168587         2.838554         193,065
 01/01/2012 to 12/31/2012........     2.838554         3.192773         184,016
 01/01/2013 to 12/31/2013........     3.192773         4.215795         154,616
 01/01/2014 to 12/31/2014........     4.215795         4.516195         115,853
 01/01/2015 to 12/31/2015........     4.516195         4.721105         109,173
 01/01/2016 to 12/31/2016........     4.721105         4.648563         109,217
 01/01/2017 to 12/31/2017........     4.648563         6.123045          79,928
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    17.683059         9.598675               0
 01/01/2009 to 05/01/2009........     9.598675        10.017096               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.234382         2.021068          93,342
 01/01/2009 to 12/31/2009........     2.021068         2.722875          83,176
 01/01/2010 to 12/31/2010........     2.722875         3.211929          78,090
 01/01/2011 to 12/31/2011........     3.211929         2.880288          57,384
 01/01/2012 to 12/31/2012........     2.880288         3.242620          37,568
 01/01/2013 to 12/31/2013........     3.242620         4.286163          30,020
 01/01/2014 to 12/31/2014........     4.286163         4.596156          26,429
 01/01/2015 to 12/31/2015........     4.596156         4.809018          23,308
 01/01/2016 to 12/31/2016........     4.809018         4.739436          18,120
 01/01/2017 to 12/31/2017........     4.739436         6.250315          17,778
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.974236        10.297225               0
 01/01/2013 to 12/31/2013........    10.297225        11.200807           5,030
 01/01/2014 to 12/31/2014........    11.200807        11.698501           4,741
 01/01/2015 to 12/31/2015........    11.698501        11.523323           4,128
 01/01/2016 to 12/31/2016........    11.523323        11.866670           3,749
 01/01/2017 to 12/31/2017........    11.866670        13.259498           3,411
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.360945         2.388543         745,139
 01/01/2009 to 12/31/2009........     2.388543         2.361300         480,064

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     2.361300         2.328471          362,815
 01/01/2011 to 12/31/2011........     2.328471         2.296186          266,186
 01/01/2012 to 12/31/2012........     2.296186         2.264089          521,975
 01/01/2013 to 12/31/2013........     2.264089         2.232612        1,014,357
 01/01/2014 to 12/31/2014........     2.232612         2.201572          175,680
 01/01/2015 to 12/31/2015........     2.201572         2.170964          167,639
 01/01/2016 to 12/31/2016........     2.170964         2.143182          120,043
 01/01/2017 to 12/31/2017........     2.143182         2.126879          124,059
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.949992         7.604288            1,679
 01/01/2009 to 12/31/2009........     7.604288         9.859832            9,264
 01/01/2010 to 12/31/2010........     9.859832        11.248397            3,001
 01/01/2011 to 04/29/2011........    11.248397        12.197241                0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    12.160754        10.414730            2,993
 01/01/2012 to 12/31/2012........    10.414730        11.988490            1,666
 01/01/2013 to 12/31/2013........    11.988490        15.310139            1,664
 01/01/2014 to 12/31/2014........    15.310139        15.865534            1,662
 01/01/2015 to 12/31/2015........    15.865534        15.330779            1,660
 01/01/2016 to 12/31/2016........    15.330779        16.474950            1,658
 01/01/2017 to 12/31/2017........    16.474950        19.972591            1,656
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.301500         9.540600           25,997
 01/01/2009 to 12/31/2009........     9.540600        11.338992          227,225
 01/01/2010 to 12/31/2010........    11.338992        12.305328          282,024
 01/01/2011 to 12/31/2011........    12.305328        12.529284          157,575
 01/01/2012 to 12/31/2012........    12.529284        13.488260          147,462
 01/01/2013 to 12/31/2013........    13.488260        13.870825           42,881
 01/01/2014 to 12/31/2014........    13.870825        14.289647           32,965
 01/01/2015 to 12/31/2015........    14.289647        14.008475           15,969
 01/01/2016 to 12/31/2016........    14.008475        14.439497           14,981
 01/01/2017 to 12/31/2017........    14.439497        15.226408            5,378
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.728876         9.067698           71,170
 01/01/2009 to 12/31/2009........     9.067698        11.058754           82,427
 01/01/2010 to 12/31/2010........    11.058754        12.162022           85,030
 01/01/2011 to 12/31/2011........    12.162022        12.119093          124,371
 01/01/2012 to 12/31/2012........    12.119093        13.319397          127,578
 01/01/2013 to 12/31/2013........    13.319397        14.569140          177,946
 01/01/2014 to 12/31/2014........    14.569140        15.074351          124,365
 01/01/2015 to 12/31/2015........    15.074351        14.705231           91,586
 01/01/2016 to 12/31/2016........    14.705231        15.383571           87,836
 01/01/2017 to 12/31/2017........    15.383571        16.784744           73,613
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.196651         8.582985          288,685
 01/01/2009 to 12/31/2009........     8.582985        10.709108          396,827
 01/01/2010 to 12/31/2010........    10.709108        11.951194          333,696
 01/01/2011 to 12/31/2011........    11.951194        11.624061          470,336
 01/01/2012 to 12/31/2012........    11.624061        12.979301          464,530
 01/01/2013 to 12/31/2013........    12.979301        15.100670          466,118
 01/01/2014 to 12/31/2014........    15.100670        15.642785          482,373
 01/01/2015 to 12/31/2015........    15.642785        15.229745          468,770

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    15.229745        16.085085         460,323
 01/01/2017 to 12/31/2017........    16.085085        18.198777         420,286
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998466         7.033638              74
 01/01/2009 to 12/31/2009........     7.033638         8.916144          70,135
 01/01/2010 to 12/31/2010........     8.916144         9.675478          69,335
 01/01/2011 to 12/31/2011........     9.675478         9.373272          72,619
 01/01/2012 to 12/31/2012........     9.373272        10.732527          72,949
 01/01/2013 to 04/26/2013........    10.732527        11.554139               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.629011        13.255895          71,117
 01/01/2014 to 04/25/2014........    13.255895        13.202335               0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.657119         8.097891         521,985
 01/01/2009 to 12/31/2009........     8.097891        10.308554         709,879
 01/01/2010 to 12/31/2010........    10.308554        11.659519         668,588
 01/01/2011 to 12/31/2011........    11.659519        11.064055         592,318
 01/01/2012 to 12/31/2012........    11.064055        12.588059         573,553
 01/01/2013 to 12/31/2013........    12.588059        15.430882         561,688
 01/01/2014 to 12/31/2014........    15.430882        16.011763         544,060
 01/01/2015 to 12/31/2015........    16.011763        15.521347         510,144
 01/01/2016 to 12/31/2016........    15.521347        16.551548         494,910
 01/01/2017 to 12/31/2017........    16.551548        19.449626         430,059
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........    10.001185        10.465180               0
 01/01/2013 to 12/31/2013........    10.465180        11.801777           7,496
 01/01/2014 to 12/31/2014........    11.801777        12.760543          33,785
 01/01/2015 to 12/31/2015........    12.760543        12.068797           6,490
 01/01/2016 to 12/31/2016........    12.068797        12.896529          33,713
 01/01/2017 to 12/31/2017........    12.896529        15.049220          31,470
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.584202         1.903762          28,972
 01/01/2009 to 12/31/2009........     1.903762         2.650705          32,640
 01/01/2010 to 12/31/2010........     2.650705         2.999679          27,972
 01/01/2011 to 12/31/2011........     2.999679         3.150051          21,890
 01/01/2012 to 12/31/2012........     3.150051         3.465761          20,890
 01/01/2013 to 12/31/2013........     3.465761         4.665324          22,285
 01/01/2014 to 12/31/2014........     4.665324         4.677473          19,561
 01/01/2015 to 12/31/2015........     4.677473         4.166652          19,570
 01/01/2016 to 12/31/2016........     4.166652         5.039440          18,084
 01/01/2017 to 12/31/2017........     5.039440         5.592724          16,001
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.667119         1.949737         442,161
 01/01/2009 to 12/31/2009........     1.949737         2.717367         398,250
 01/01/2010 to 12/31/2010........     2.717367         3.078135         343,095
 01/01/2011 to 12/31/2011........     3.078135         3.235704         293,714
 01/01/2012 to 12/31/2012........     3.235704         3.563587         255,540
 01/01/2013 to 12/31/2013........     3.563587         4.801946         223,268
 01/01/2014 to 12/31/2014........     4.801946         4.819224         165,485
 01/01/2015 to 12/31/2015........     4.819224         4.297131         164,159
 01/01/2016 to 12/31/2016........     4.297131         5.202572         118,232

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     5.202572         5.779660          86,220
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.988083         9.767007               0
 01/01/2012 to 12/31/2012........     9.767007        10.054067               0
 01/01/2013 to 12/31/2013........    10.054067        10.029369           2,851
 01/01/2014 to 12/31/2014........    10.029369         9.994549          26,519
 01/01/2015 to 12/31/2015........     9.994549         9.794250          27,275
 01/01/2016 to 12/31/2016........     9.794250         9.960714          27,273
 01/01/2017 to 12/31/2017........     9.960714         9.953412           4,004
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    43.761019        32.378238             245
 01/01/2009 to 12/31/2009........    32.378238        37.356213             291
 01/01/2010 to 12/31/2010........    37.356213        40.268226             298
 01/01/2011 to 12/31/2011........    40.268226        41.134728             284
 01/01/2012 to 12/31/2012........    41.134728        45.470996             286
 01/01/2013 to 12/31/2013........    45.470996        53.930762             278
 01/01/2014 to 12/31/2014........    53.930762        58.648207             267
 01/01/2015 to 12/31/2015........    58.648207        59.159926             184
 01/01/2016 to 12/31/2016........    59.159926        62.270051             177
 01/01/2017 to 12/31/2017........    62.270051        70.527066             185
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.868756         2.307194         323,345
 01/01/2009 to 12/31/2009........     2.307194         2.995213         312,802
 01/01/2010 to 12/31/2010........     2.995213         3.299497         281,667
 01/01/2011 to 12/31/2011........     3.299497         3.114817         240,571
 01/01/2012 to 12/31/2012........     3.114817         3.458800         214,074
 01/01/2013 to 12/31/2013........     3.458800         4.548493         207,601
 01/01/2014 to 12/31/2014........     4.548493         4.949642         159,449
 01/01/2015 to 12/31/2015........     4.949642         4.985360         152,345
 01/01/2016 to 12/31/2016........     4.985360         5.262902         133,103
 01/01/2017 to 12/31/2017........     5.262902         6.166129          86,036
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.914808         2.337053         408,908
 01/01/2009 to 12/31/2009........     2.337053         3.038052         396,621
 01/01/2010 to 12/31/2010........     3.038052         3.349848         364,781
 01/01/2011 to 12/31/2011........     3.349848         3.165318         303,391
 01/01/2012 to 12/31/2012........     3.165318         3.517514         274,586
 01/01/2013 to 12/31/2013........     3.517514         4.631595         235,255
 01/01/2014 to 12/31/2014........     4.631595         5.044319         205,956
 01/01/2015 to 12/31/2015........     5.044319         5.086933         173,454
 01/01/2016 to 12/31/2016........     5.086933         5.374985         118,631
 01/01/2017 to 12/31/2017........     5.374985         6.303304         113,615
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     7.877257         4.869552          21,695
 01/01/2009 to 12/31/2009........     4.869552         5.723646          18,133
 01/01/2010 to 12/31/2010........     5.723646         6.347068          16,986
 01/01/2011 to 12/31/2011........     6.347068         6.274983          16,619
 01/01/2012 to 12/31/2012........     6.274983         7.017202          16,863
 01/01/2013 to 12/31/2013........     7.017202         9.291904          18,008
 01/01/2014 to 12/31/2014........     9.291904        10.400162          12,866
 01/01/2015 to 12/31/2015........    10.400162        10.716461          16,335

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    10.716461        11.442204          15,412
 01/01/2017 to 12/31/2017........    11.442204        13.759133          11,068
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.301648         9.375546          48,703
 01/01/2009 to 12/31/2009........     9.375546        12.456502          56,473
 01/01/2010 to 12/31/2010........    12.456502        14.261852          49,355
 01/01/2011 to 12/31/2011........    14.261852        13.278301          42,084
 01/01/2012 to 12/31/2012........    13.278301        16.495575          39,133
 01/01/2013 to 12/31/2013........    16.495575        16.842986          39,092
 01/01/2014 to 12/31/2014........    16.842986        18.812389          32,895
 01/01/2015 to 12/31/2015........    18.812389        18.290851          28,266
 01/01/2016 to 12/31/2016........    18.290851        18.194191          24,790
 01/01/2017 to 12/31/2017........    18.194191        19.869840          17,997
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.792211         0.476103         235,329
 01/01/2009 to 12/31/2009........     0.476103         0.624233         226,055
 01/01/2010 to 12/31/2010........     0.624233         0.761982         222,518
 01/01/2011 to 12/31/2011........     0.761982         0.775812         133,760
 01/01/2012 to 12/31/2012........     0.775812         0.906551          83,102
 01/01/2013 to 12/31/2013........     0.906551         1.301608         144,193
 01/01/2014 to 12/31/2014........     1.301608         1.526006         650,551
 01/01/2015 to 12/31/2015........     1.526006         1.444050         611,006
 01/01/2016 to 12/31/2016........     1.444050         1.462144         589,179
 01/01/2017 to 12/31/2017........     1.462144         1.707296         404,631
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   178.900463       102.320777           4,205
 01/01/2009 to 12/31/2009........   102.320777       144.137883           5,451
 01/01/2010 to 12/31/2010........   144.137883       155.491489           5,837
 01/01/2011 to 12/31/2011........   155.491489       141.764919           5,236
 01/01/2012 to 12/31/2012........   141.764919       171.257403           4,826
 01/01/2013 to 12/31/2013........   171.257403       217.489397           4,450
 01/01/2014 to 04/25/2014........   217.489397       226.473177               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     9.304475         4.163826           1,965
 01/01/2009 to 12/31/2009........     4.163826         5.664964           5,354
 01/01/2010 to 12/31/2010........     5.664964         5.995979           7,230
 01/01/2011 to 04/29/2011........     5.995979         6.375584               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.644445         0.584579         133,164
 01/01/2012 to 12/31/2012........     0.584579         0.683432          96,866
 01/01/2013 to 12/31/2013........     0.683432         0.982927          75,838
 01/01/2014 to 12/31/2014........     0.982927         1.152888         151,036
 01/01/2015 to 12/31/2015........     1.152888         1.091538         147,758
 01/01/2016 to 12/31/2016........     1.091538         1.106895         126,347
 01/01/2017 to 12/31/2017........     1.106895         1.293957         121,605
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.939433         0.420764          70,038
 01/01/2009 to 12/31/2009........     0.420764         0.572424          47,618
 01/01/2010 to 12/31/2010........     0.572424         0.606095          47,112
 01/01/2011 to 04/29/2011........     0.606095         0.644519               0
Frontier Mid Cap Growth Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   50.447102        26.941035            2,360
 01/01/2009 to 12/31/2009........   26.941035        39.600328            2,524
 01/01/2010 to 12/31/2010........   39.600328        44.905265            2,222
 01/01/2011 to 12/31/2011........   44.905265        42.845450            1,768
 01/01/2012 to 12/31/2012........   42.845450        46.763970            1,642
 01/01/2013 to 12/31/2013........   46.763970        61.070696            1,598
 01/01/2014 to 12/31/2014........   61.070696        66.771339              823
 01/01/2015 to 12/31/2015........   66.771339        67.557744              744
 01/01/2016 to 12/31/2016........   67.557744        70.054495              730
 01/01/2017 to 12/31/2017........   70.054495        86.309397              639
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    1.949581         1.136429          374,444
 01/01/2009 to 12/31/2009........    1.136429         1.737676          394,671
 01/01/2010 to 12/31/2010........    1.737676         1.994891          347,623
 01/01/2011 to 12/31/2011........    1.994891         1.686769          334,882
 01/01/2012 to 12/31/2012........    1.686769         2.149737          284,850
 01/01/2013 to 12/31/2013........    2.149737         2.766194          260,949
 01/01/2014 to 12/31/2014........    2.766194         2.569801          188,764
 01/01/2015 to 12/31/2015........    2.569801         2.419483          191,777
 01/01/2016 to 12/31/2016........    2.419483         2.580954          145,962
 01/01/2017 to 12/31/2017........    2.580954         3.319625           74,437
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........    1.961279         1.144374          136,566
 01/01/2009 to 12/31/2009........    1.144374         1.752132          151,913
 01/01/2010 to 12/31/2010........    1.752132         2.012971          139,128
 01/01/2011 to 12/31/2011........    2.012971         1.704750          133,361
 01/01/2012 to 12/31/2012........    1.704750         2.172977          129,910
 01/01/2013 to 12/31/2013........    2.172977         2.799488          122,155
 01/01/2014 to 12/31/2014........    2.799488         2.604165          118,128
 01/01/2015 to 12/31/2015........    2.604165         2.453583           77,720
 01/01/2016 to 12/31/2016........    2.453583         2.620530           75,585
 01/01/2017 to 12/31/2017........    2.620530         3.373006           68,357
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    1.010713         1.047990                0
 01/01/2013 to 12/31/2013........    1.047990         1.052652           38,110
 01/01/2014 to 12/31/2014........    1.052652         1.095947           38,184
 01/01/2015 to 12/31/2015........    1.095947         1.035267           34,857
 01/01/2016 to 12/31/2016........    1.035267         1.140487           35,275
 01/01/2017 to 12/31/2017........    1.140487         1.237145           34,620
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........    1.603161         0.968576          242,902
 01/01/2009 to 12/31/2009........    0.968576         1.278128          282,962
 01/01/2010 to 12/31/2010........    1.278128         1.590371          315,910
 01/01/2011 to 12/31/2011........    1.590371         1.551351          284,205
 01/01/2012 to 12/31/2012........    1.551351         1.808548          273,186
 01/01/2013 to 12/31/2013........    1.808548         2.499917          243,356
 01/01/2014 to 12/31/2014........    2.499917         2.660178          204,189
 01/01/2015 to 12/31/2015........    2.660178         2.578345          194,295
 01/01/2016 to 12/31/2016........    2.578345         2.833226          136,361
 01/01/2017 to 12/31/2017........    2.833226         3.501714          128,451
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    0.542763         0.339598          116,581
 01/01/2009 to 12/31/2009........    0.339598         0.467364          290,607

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     0.467364         0.513011          290,526
 01/01/2011 to 12/31/2011........     0.513011         0.507015          249,342
 01/01/2012 to 12/31/2012........     0.507015         0.577706        1,080,020
 01/01/2013 to 12/31/2013........     0.577706         0.778930          946,173
 01/01/2014 to 12/31/2014........     0.778930         0.835258          737,217
 01/01/2015 to 12/31/2015........     0.835258         0.910455          674,585
 01/01/2016 to 12/31/2016........     0.910455         0.896632          702,315
 01/01/2017 to 12/31/2017........     0.896632         1.211257          486,689
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.320556         5.501470           46,562
 01/01/2009 to 12/31/2009........     5.501470         7.795846           62,391
 01/01/2010 to 12/31/2010........     7.795846         8.409877           63,215
 01/01/2011 to 12/31/2011........     8.409877         8.178700           58,024
 01/01/2012 to 04/27/2012........     8.178700         9.201007                0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     0.545072         0.340897          223,028
 01/01/2009 to 12/31/2009........     0.340897         0.470224          165,913
 01/01/2010 to 12/31/2010........     0.470224         0.516742          208,705
 01/01/2011 to 12/31/2011........     0.516742         0.511137          111,755
 01/01/2012 to 12/31/2012........     0.511137         0.582514          150,089
 01/01/2013 to 12/31/2013........     0.582514         0.786396          128,765
 01/01/2014 to 12/31/2014........     0.786396         0.844147          110,714
 01/01/2015 to 12/31/2015........     0.844147         0.921186          104,120
 01/01/2016 to 12/31/2016........     0.921186         0.908258          263,135
 01/01/2017 to 12/31/2017........     0.908258         1.228156          246,358
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012767         1.050036                0
 01/01/2013 to 12/31/2013........     1.050036         1.149200              824
 01/01/2014 to 12/31/2014........     1.149200         1.212274              805
 01/01/2015 to 12/31/2015........     1.212274         1.206111          267,781
 01/01/2016 to 12/31/2016........     1.206111         1.223869          224,002
 01/01/2017 to 12/31/2017........     1.223869         1.407936          197,915
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    13.021257        14.310803            7,735
 01/01/2014 to 12/31/2014........    14.310803        14.601130            7,202
 01/01/2015 to 12/31/2015........    14.601130        14.574906            7,162
 01/01/2016 to 12/31/2016........    14.574906        15.058864           13,606
 01/01/2017 to 12/31/2017........    15.058864        18.261017           13,552
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998466         7.986381            2,864
 01/01/2009 to 12/31/2009........     7.986381        10.066938            4,672
 01/01/2010 to 12/31/2010........    10.066938        11.100437            4,618
 01/01/2011 to 12/31/2011........    11.100437        11.180051            4,803
 01/01/2012 to 12/31/2012........    11.180051        12.401036           10,795
 01/01/2013 to 04/26/2013........    12.401036        12.944649                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.526618         2.223577           22,661
 01/01/2009 to 12/31/2009........     2.223577         2.848868           23,731
 01/01/2010 to 12/31/2010........     2.848868         3.573674           18,036
 01/01/2011 to 12/31/2011........     3.573674         3.536031           13,223
 01/01/2012 to 12/31/2012........     3.536031         3.984108           11,661
 01/01/2013 to 12/31/2013........     3.984108         5.527155            9,599
 01/01/2014 to 12/31/2014........     5.527155         5.641176            8,685

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   5.641176         5.465833             8,695
 01/01/2016 to 12/31/2016........   5.465833         6.412432             6,444
 01/01/2017 to 12/31/2017........   6.412432         7.269390             6,038
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   3.562990         2.248771           123,288
 01/01/2009 to 12/31/2009........   2.248771         2.883892           112,505
 01/01/2010 to 12/31/2010........   2.883892         3.621319           101,289
 01/01/2011 to 12/31/2011........   3.621319         3.586809            77,381
 01/01/2012 to 12/31/2012........   3.586809         4.045263            71,610
 01/01/2013 to 12/31/2013........   4.045263         5.617654            57,680
 01/01/2014 to 12/31/2014........   5.617654         5.739030            56,522
 01/01/2015 to 12/31/2015........   5.739030         5.566394            55,162
 01/01/2016 to 12/31/2016........   5.566394         6.536831            51,697
 01/01/2017 to 12/31/2017........   6.536831         7.417765            50,300
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.117644         0.646802           128,110
 01/01/2009 to 12/31/2009........   0.646802         0.827086           140,709
 01/01/2010 to 12/31/2010........   0.827086         1.071261           122,422
 01/01/2011 to 12/31/2011........   1.071261         1.085398           122,989
 01/01/2012 to 12/31/2012........   1.085398         1.186824           116,225
 01/01/2013 to 12/31/2013........   1.186824         1.736533            73,585
 01/01/2014 to 12/31/2014........   1.736533         1.728395            68,223
 01/01/2015 to 12/31/2015........   1.728395         1.728690            56,854
 01/01/2016 to 12/31/2016........   1.728690         1.807742            58,804
 01/01/2017 to 12/31/2017........   1.807742         2.258346            55,047
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.381401         1.438845           599,719
 01/01/2009 to 12/31/2009........   1.438845         1.489496           605,337
 01/01/2010 to 12/31/2010........   1.489496         1.552413           540,372
 01/01/2011 to 12/31/2011........   1.552413         1.642381           557,095
 01/01/2012 to 12/31/2012........   1.642381         1.678131           470,481
 01/01/2013 to 12/31/2013........   1.678131         1.612908           539,008
 01/01/2014 to 12/31/2014........   1.612908         1.677615           415,744
 01/01/2015 to 12/31/2015........   1.677615         1.655773           393,862
 01/01/2016 to 12/31/2016........   1.655773         1.667696           344,570
 01/01/2017 to 12/31/2017........   1.667696         1.693323           294,661
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   1.655406         1.038505           409,548
 01/01/2009 to 12/31/2009........   1.038505         1.400676           446,288
 01/01/2010 to 12/31/2010........   1.400676         1.740262           383,490
 01/01/2011 to 12/31/2011........   1.740262         1.678579           323,753
 01/01/2012 to 12/31/2012........   1.678579         1.941948           286,152
 01/01/2013 to 12/31/2013........   1.941948         2.543640           246,418
 01/01/2014 to 12/31/2014........   2.543640         2.739675           218,205
 01/01/2015 to 12/31/2015........   2.739675         2.630766           211,745
 01/01/2016 to 12/31/2016........   2.630766         3.116627           189,128
 01/01/2017 to 12/31/2017........   3.116627         3.553745           148,040
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........   1.669681         0.951622           478,991
 01/01/2009 to 12/31/2009........   0.951622         1.203846           558,191
 01/01/2010 to 12/31/2010........   1.203846         1.281054           561,294
 01/01/2011 to 12/31/2011........   1.281054         1.103483           577,852
 01/01/2012 to 12/31/2012........   1.103483         1.284182           579,417

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.284182         1.538855         523,292
 01/01/2014 to 12/31/2014........     1.538855         1.422351         441,234
 01/01/2015 to 12/31/2015........     1.422351         1.384625         397,831
 01/01/2016 to 12/31/2016........     1.384625         1.379031         345,451
 01/01/2017 to 12/31/2017........     1.379031         1.694533         274,604
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.797339        11.290057               0
 01/01/2014 to 12/31/2014........    11.290057        12.164129             251
 01/01/2015 to 12/31/2015........    12.164129        11.849659          32,277
 01/01/2016 to 12/31/2016........    11.849659        12.194546          21,714
 01/01/2017 to 12/31/2017........    12.194546        13.894638          20,295
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.782791         1.166009         336,607
 01/01/2009 to 12/31/2009........     1.166009         1.444845         328,948
 01/01/2010 to 12/31/2010........     1.444845         1.803450         276,143
 01/01/2011 to 12/31/2011........     1.803450         1.702186         269,948
 01/01/2012 to 12/31/2012........     1.702186         1.947816         232,246
 01/01/2013 to 12/31/2013........     1.947816         2.654127         200,970
 01/01/2014 to 12/31/2014........     2.654127         2.742369         160,645
 01/01/2015 to 12/31/2015........     2.742369         2.582776         139,969
 01/01/2016 to 12/31/2016........     2.582776         3.080756         107,512
 01/01/2017 to 12/31/2017........     3.080756         3.475241          97,260
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     4.446934         2.751104         197,073
 01/01/2009 to 12/31/2009........     2.751104         3.416046         181,458
 01/01/2010 to 12/31/2010........     3.416046         3.856696         151,180
 01/01/2011 to 12/31/2011........     3.856696         3.865380         136,317
 01/01/2012 to 12/31/2012........     3.865380         4.399414         111,413
 01/01/2013 to 12/31/2013........     4.399414         5.713437         107,514
 01/01/2014 to 12/31/2014........     5.713437         6.371992          94,474
 01/01/2015 to 12/31/2015........     6.371992         6.340793          94,361
 01/01/2016 to 12/31/2016........     6.340793         6.964352          95,365
 01/01/2017 to 12/31/2017........     6.964352         8.325970          93,274
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........     1.811874         1.029706         847,169
 01/01/2009 to 12/31/2009........     1.029706         1.335909         932,323
 01/01/2010 to 12/31/2010........     1.335909         1.467584         936,523
 01/01/2011 to 12/31/2011........     1.467584         1.292162         836,108
 01/01/2012 to 12/31/2012........     1.292162         1.486985         822,581
 01/01/2013 to 12/31/2013........     1.486985         1.748688         745,301
 01/01/2014 to 12/31/2014........     1.748688         1.604540         665,156
 01/01/2015 to 12/31/2015........     1.604540         1.554166         664,151
 01/01/2016 to 12/31/2016........     1.554166         1.519144         612,780
 01/01/2017 to 12/31/2017........     1.519144         1.919866         468,198
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........     4.594705         3.518132         163,932
 01/01/2009 to 12/31/2009........     3.518132         4.104218         169,972
 01/01/2010 to 12/31/2010........     4.104218         4.443721         154,094
 01/01/2011 to 12/31/2011........     4.443721         4.476676         147,326
 01/01/2012 to 12/31/2012........     4.476676         4.913293         136,278
 01/01/2013 to 12/31/2013........     4.913293         5.750981         126,333
 01/01/2014 to 12/31/2014........     5.750981         6.145336         104,990
 01/01/2015 to 12/31/2015........     6.145336         6.035685          93,823

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........   6.035685           6.482851          80,099
 01/01/2017 to 12/31/2017........   6.482851           7.170867          50,686
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.466642           0.938443         357,829
 01/01/2009 to 12/31/2009........   0.938443           1.027690         327,055
 01/01/2010 to 12/31/2010........   1.027690           1.103860         331,565
 01/01/2011 to 12/31/2011........   1.103860           1.110858         323,235
 01/01/2012 to 12/31/2012........   1.110858           1.248349         271,763
 01/01/2013 to 12/31/2013........   1.248349           1.621784         207,893
 01/01/2014 to 12/31/2014........   1.621784           1.754392         117,486
 01/01/2015 to 12/31/2015........   1.754392           1.623116         116,898
 01/01/2016 to 12/31/2016........   1.623116           1.890197         110,422
 01/01/2017 to 12/31/2017........   1.890197           2.001028          84,586
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.475082           0.944871         239,650
 01/01/2009 to 12/31/2009........   0.944871           1.035872         209,838
 01/01/2010 to 12/31/2010........   1.035872           1.113438         170,319
 01/01/2011 to 12/31/2011........   1.113438           1.121348         156,783
 01/01/2012 to 12/31/2012........   1.121348           1.262001         163,660
 01/01/2013 to 12/31/2013........   1.262001           1.641269         153,535
 01/01/2014 to 12/31/2014........   1.641269           1.776897         107,136
 01/01/2015 to 12/31/2015........   1.776897           1.645888          53,653
 01/01/2016 to 12/31/2016........   1.645888           1.917419          58,373
 01/01/2017 to 12/31/2017........   1.917419           2.032916          48,807
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.396585           0.912980         310,590
 01/01/2009 to 12/31/2009........   0.912980           1.085610         347,725
 01/01/2010 to 12/31/2010........   1.085610           1.190201         314,226
 01/01/2011 to 12/31/2011........   1.190201           1.181188         298,724
 01/01/2012 to 12/31/2012........   1.181188           1.354744         226,265
 01/01/2013 to 12/31/2013........   1.354744           1.808644         373,170
 01/01/2014 to 12/31/2014........   1.808644           1.971872         279,293
 01/01/2015 to 12/31/2015........   1.971872           1.937370         261,095
 01/01/2016 to 12/31/2016........   1.937370           2.179722         228,153
 01/01/2017 to 12/31/2017........   2.179722           2.527432         128,754
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   3.190028           1.915590          63,822
 01/01/2009 to 12/31/2009........   1.915590           2.294827          70,729
 01/01/2010 to 12/31/2010........   2.294827           2.586034          75,788
 01/01/2011 to 12/31/2011........   2.586034           2.387343          74,437
 01/01/2012 to 12/31/2012........   2.387343           2.718167          66,957
 01/01/2013 to 04/26/2013........   2.718167           2.992580               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998466           6.600141               0
 01/01/2009 to 12/31/2009........   6.600141           8.127948             839
 01/01/2010 to 12/31/2010........   8.127948           8.898507             830
 01/01/2011 to 12/31/2011........   8.898507           8.727061             770
 01/01/2012 to 12/31/2012........   8.727061           9.802627           3,790
 01/01/2013 to 04/26/2013........   9.802627          10.737897               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.408973           0.922359         304,667
 01/01/2009 to 12/31/2009........   0.922359           1.097543         283,604
 01/01/2010 to 12/31/2010........   1.097543           1.204086         292,743

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   1.204086         1.196949           263,905
 01/01/2012 to 12/31/2012........   1.196949         1.373707           251,581
 01/01/2013 to 12/31/2013........   1.373707         1.837320           294,772
 01/01/2014 to 12/31/2014........   1.837320         2.004333           259,565
 01/01/2015 to 12/31/2015........   2.004333         1.971121           249,031
 01/01/2016 to 12/31/2016........   1.971121         2.219746           318,779
 01/01/2017 to 12/31/2017........   2.219746         2.578594           293,730
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   3.228235         1.940725            78,096
 01/01/2009 to 12/31/2009........   1.940725         2.328238            59,063
 01/01/2010 to 12/31/2010........   2.328238         2.626417            32,739
 01/01/2011 to 12/31/2011........   2.626417         2.426874            28,419
 01/01/2012 to 12/31/2012........   2.426874         2.766003            26,642
 01/01/2013 to 04/26/2013........   2.766003         3.046327                 0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.287451         1.495265           266,989
 01/01/2011 to 12/31/2011........   1.495265         1.372453           211,397
 01/01/2012 to 12/31/2012........   1.372453         1.478884           172,081
 01/01/2013 to 12/31/2013........   1.478884         2.027424           119,173
 01/01/2014 to 12/31/2014........   2.027424         2.019513            94,248
 01/01/2015 to 12/31/2015........   2.019513         1.891411            48,476
 01/01/2016 to 12/31/2016........   1.891411         1.707321            38,148
 01/01/2017 to 12/31/2017........   1.707321         2.355640            60,242
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........   2.035078         0.894338           183,585
 01/01/2009 to 12/31/2009........   0.894338         1.177628           186,296
 01/01/2010 to 04/30/2010........   1.177628         1.274552                 0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........   2.025294         1.227079           142,298
 01/01/2009 to 12/31/2009........   1.227079         1.365316           129,675
 01/01/2010 to 12/31/2010........   1.365316         1.633676           118,859
 01/01/2011 to 12/31/2011........   1.633676         1.699723           100,538
 01/01/2012 to 12/31/2012........   1.699723         1.839433            91,208
 01/01/2013 to 12/31/2013........   1.839433         2.506561           162,953
 01/01/2014 to 12/31/2014........   2.506561         2.464286           129,721
 01/01/2015 to 12/31/2015........   2.464286         2.439260           117,386
 01/01/2016 to 12/31/2016........   2.439260         2.847796           100,122
 01/01/2017 to 12/31/2017........   2.847796         3.243269            71,129
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   1.568309         0.954140           338,551
 01/01/2009 to 12/31/2009........   0.954140         1.286756           346,292
 01/01/2010 to 12/31/2010........   1.286756         1.558930           301,352
 01/01/2011 to 12/31/2011........   1.558930         1.456192           252,228
 01/01/2012 to 12/31/2012........   1.456192         1.511738           241,772
 01/01/2013 to 04/26/2013........   1.511738         1.639140                 0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........   2.037091         1.235320           518,871
 01/01/2009 to 12/31/2009........   1.235320         1.375544           512,774
 01/01/2010 to 12/31/2010........   1.375544         1.647415           481,596
 01/01/2011 to 12/31/2011........   1.647415         1.714859           383,276
 01/01/2012 to 12/31/2012........   1.714859         1.858323           322,772
 01/01/2013 to 12/31/2013........   1.858323         2.535677           330,769
 01/01/2014 to 12/31/2014........   2.535677         2.495654           259,854

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     2.495654         2.471493          243,884
 01/01/2016 to 12/31/2016........     2.471493         2.888979          170,622
 01/01/2017 to 12/31/2017........     2.888979         3.293785          136,272
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    20.226655        11.855415            4,451
 01/01/2009 to 12/31/2009........    11.855415        16.343625            5,887
 01/01/2010 to 12/31/2010........    16.343625        18.683400            5,694
 01/01/2011 to 12/31/2011........    18.683400        16.875548            5,802
 01/01/2012 to 12/31/2012........    16.875548        20.163307            4,183
 01/01/2013 to 12/31/2013........    20.163307        25.273996            4,266
 01/01/2014 to 12/31/2014........    25.273996        25.456537            3,766
 01/01/2015 to 12/31/2015........    25.456537        26.090558            3,720
 01/01/2016 to 12/31/2016........    26.090558        25.787264            6,617
 01/01/2017 to 12/31/2017........    25.787264        34.771331            6,968
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998466         6.569280                0
 01/01/2009 to 12/31/2009........     6.569280         8.591113                0
 01/01/2010 to 12/31/2010........     8.591113         9.120547                0
 01/01/2011 to 12/31/2011........     9.120547         8.373692                0
 01/01/2012 to 12/31/2012........     8.373692        10.090892                0
 01/01/2013 to 04/26/2013........    10.090892        10.727673                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999808         1.035588                0
 01/01/2015 to 12/31/2015........     1.035588         0.965260                0
 01/01/2016 to 12/31/2016........     0.965260         1.057716          253,111
 01/01/2017 to 12/31/2017........     1.057716         1.174452          223,123
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    12.129906        11.136801           33,963
 01/01/2009 to 12/31/2009........    11.136801        12.964097           59,683
 01/01/2010 to 12/31/2010........    12.964097        13.776064           74,921
 01/01/2011 to 12/31/2011........    13.776064        15.098543           68,804
 01/01/2012 to 12/31/2012........    15.098543        16.247045           72,886
 01/01/2013 to 12/31/2013........    16.247045        14.535178           70,092
 01/01/2014 to 12/31/2014........    14.535178        14.747781           52,440
 01/01/2015 to 12/31/2015........    14.747781        14.090471           48,021
 01/01/2016 to 12/31/2016........    14.090471        14.587074           44,860
 01/01/2017 to 12/31/2017........    14.587074        14.883649           41,668
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.332788         1.319595        1,715,001
 01/01/2009 to 12/31/2009........     1.319595         1.535851        1,880,860
 01/01/2010 to 12/31/2010........     1.535851         1.638245        1,792,991
 01/01/2011 to 12/31/2011........     1.638245         1.666735        1,671,919
 01/01/2012 to 12/31/2012........     1.666735         1.795808        1,601,552
 01/01/2013 to 12/31/2013........     1.795808         1.736924        1,566,433
 01/01/2014 to 12/31/2014........     1.736924         1.784573        1,189,367
 01/01/2015 to 12/31/2015........     1.784573         1.759852          925,458
 01/01/2016 to 12/31/2016........     1.759852         1.780674          866,300
 01/01/2017 to 12/31/2017........     1.780674         1.835016          809,065
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.772567        10.939129                0
 01/01/2013 to 12/31/2013........    10.939129        10.299529                0
 01/01/2014 to 12/31/2014........    10.299529        10.923814                0
 01/01/2015 to 12/31/2015........    10.923814        10.818275                0

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........    10.818275        10.808400             739
 01/01/2017 to 12/31/2017........    10.808400        10.935649               0
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.216095        10.753200               0
 01/01/2014 to 12/31/2014........    10.753200        11.519972               0
 01/01/2015 to 12/31/2015........    11.519972        11.217665               0
 01/01/2016 to 12/31/2016........    11.217665        11.566774               0
 01/01/2017 to 12/31/2017........    11.566774        13.285217               0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010746         1.068149               0
 01/01/2013 to 12/31/2013........     1.068149         1.159797             810
 01/01/2014 to 12/31/2014........     1.159797         1.232184             791
 01/01/2015 to 12/31/2015........     1.232184         1.204372             773
 01/01/2016 to 12/31/2016........     1.204372         1.254766             752
 01/01/2017 to 12/31/2017........     1.254766         1.414262             732
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.599133         8.571201             904
 01/01/2009 to 12/31/2009........     8.571201        10.555519          14,063
 01/01/2010 to 12/31/2010........    10.555519        11.682751          21,802
 01/01/2011 to 12/31/2011........    11.682751        11.642906          30,199
 01/01/2012 to 12/31/2012........    11.642906        12.954905          61,448
 01/01/2013 to 12/31/2013........    12.954905        14.426778          57,943
 01/01/2014 to 12/31/2014........    14.426778        15.053018          55,887
 01/01/2015 to 12/31/2015........    15.053018        14.552333          53,467
 01/01/2016 to 12/31/2016........    14.552333        15.180036          25,004
 01/01/2017 to 12/31/2017........    15.180036        17.343698          18,883
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.888698         7.858087               0
 01/01/2009 to 12/31/2009........     7.858087        10.003688          80,120
 01/01/2010 to 12/31/2010........    10.003688        11.260907          79,511
 01/01/2011 to 12/31/2011........    11.260907        10.868245         117,849
 01/01/2012 to 12/31/2012........    10.868245        12.327324         111,853
 01/01/2013 to 12/31/2013........    12.327324        14.352831          47,951
 01/01/2014 to 12/31/2014........    14.352831        14.914593          47,379
 01/01/2015 to 12/31/2015........    14.914593        14.367352          38,124
 01/01/2016 to 12/31/2016........    14.367352        15.142268          37,469
 01/01/2017 to 12/31/2017........    15.142268        17.864493          37,641
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.520102         0.869328         372,102
 01/01/2009 to 12/31/2009........     0.869328         1.226173         358,401
 01/01/2010 to 12/31/2010........     1.226173         1.411587         326,047
 01/01/2011 to 12/31/2011........     1.411587         1.373417         343,978
 01/01/2012 to 12/31/2012........     1.373417         1.607123         311,314
 01/01/2013 to 12/31/2013........     1.607123         2.199183         394,836
 01/01/2014 to 12/31/2014........     2.199183         2.360009         309,779
 01/01/2015 to 12/31/2015........     2.360009         2.571849         277,193
 01/01/2016 to 12/31/2016........     2.571849         2.574940         304,113
 01/01/2017 to 12/31/2017........     2.574940         3.389293         278,478
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     0.640183         0.350649         371,938
 01/01/2009 to 12/31/2009........     0.350649         0.549697         403,793
 01/01/2010 to 12/31/2010........     0.549697         0.692156         440,995
 01/01/2011 to 12/31/2011........     0.692156         0.615013         381,803

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   0.615013         0.679906           333,611
 01/01/2013 to 04/26/2013........   0.679906         0.710992                 0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   0.976778         0.580309           743,582
 01/01/2009 to 12/31/2009........   0.580309         0.832452           822,510
 01/01/2010 to 12/31/2010........   0.832452         1.048134           765,518
 01/01/2011 to 12/31/2011........   1.048134         1.016562           698,242
 01/01/2012 to 12/31/2012........   1.016562         1.139510           693,858
 01/01/2013 to 12/31/2013........   1.139510         1.534698           592,958
 01/01/2014 to 12/31/2014........   1.534698         1.706688           471,926
 01/01/2015 to 12/31/2015........   1.706688         1.795275           429,444
 01/01/2016 to 12/31/2016........   1.795275         1.880354           390,367
 01/01/2017 to 12/31/2017........   1.880354         2.313099           286,214
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.590630         0.998819           137,581
 01/01/2009 to 12/31/2009........   0.998819         1.365463           140,963
 01/01/2010 to 12/31/2010........   1.365463         1.813222           150,491
 01/01/2011 to 12/31/2011........   1.813222         1.813941           136,887
 01/01/2012 to 12/31/2012........   1.813941         2.073141           122,185
 01/01/2013 to 12/31/2013........   2.073141         2.947338           101,443
 01/01/2014 to 12/31/2014........   2.947338         3.099532            84,379
 01/01/2015 to 12/31/2015........   3.099532         3.131745            72,619
 01/01/2016 to 12/31/2016........   3.131745         3.442813            82,633
 01/01/2017 to 12/31/2017........   3.442813         4.160152            59,509
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.666388         1.380927           455,733
 01/01/2009 to 12/31/2009........   1.380927         2.011841           461,823
 01/01/2010 to 12/31/2010........   2.011841         2.500682           410,798
 01/01/2011 to 12/31/2011........   2.500682         2.301404           379,484
 01/01/2012 to 04/27/2012........   2.301404         2.545012                 0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.532593         2.603500           329,020
 01/01/2013 to 12/31/2013........   2.603500         3.345340           296,995
 01/01/2014 to 12/31/2014........   3.345340         3.616947           208,219
 01/01/2015 to 12/31/2015........   3.616947         3.246328           199,370
 01/01/2016 to 12/31/2016........   3.246328         3.697517           165,900
 01/01/2017 to 12/31/2017........   3.697517         3.991734           129,109
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   2.114563         1.767671            71,904
 01/01/2009 to 12/31/2009........   1.767671         2.299028            64,672
 01/01/2010 to 12/31/2010........   2.299028         2.549444            62,592
 01/01/2011 to 12/31/2011........   2.549444         2.660790            58,178
 01/01/2012 to 12/31/2012........   2.660790         2.919905            92,213
 01/01/2013 to 12/31/2013........   2.919905         2.903120            85,746
 01/01/2014 to 12/31/2014........   2.903120         3.014173            58,440
 01/01/2015 to 12/31/2015........   3.014173         2.912805            55,461
 01/01/2016 to 12/31/2016........   2.912805         3.110772           146,447
 01/01/2017 to 12/31/2017........   3.110772         3.310982            96,407
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.906414         1.530125           596,819
 01/01/2009 to 12/31/2009........   1.530125         2.063706           527,647
 01/01/2010 to 12/31/2010........   2.063706         2.298879           499,295

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   2.298879         2.368074           471,409
 01/01/2012 to 12/31/2012........   2.368074         2.637300           428,680
 01/01/2013 to 12/31/2013........   2.637300         2.808141           407,263
 01/01/2014 to 12/31/2014........   2.808141         2.902821           353,487
 01/01/2015 to 12/31/2015........   2.902821         2.800222           298,086
 01/01/2016 to 04/29/2016........   2.800222         2.885331                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.140105         1.791324           616,102
 01/01/2009 to 12/31/2009........   1.791324         2.331263           515,463
 01/01/2010 to 12/31/2010........   2.331263         2.589056           462,766
 01/01/2011 to 12/31/2011........   2.589056         2.704440           439,094
 01/01/2012 to 12/31/2012........   2.704440         2.967914           400,682
 01/01/2013 to 12/31/2013........   2.967914         2.954019           401,954
 01/01/2014 to 12/31/2014........   2.954019         3.070213           362,472
 01/01/2015 to 12/31/2015........   3.070213         2.970144           198,009
 01/01/2016 to 12/31/2016........   2.970144         3.177077           234,508
 01/01/2017 to 12/31/2017........   3.177077         3.383208           180,092
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.659451         1.627610           194,870
 01/01/2009 to 12/31/2009........   1.627610         1.670470           187,551
 01/01/2010 to 12/31/2010........   1.670470         1.737724           196,192
 01/01/2011 to 12/31/2011........   1.737724         1.803862           190,966
 01/01/2012 to 12/31/2012........   1.803862         1.832861           179,916
 01/01/2013 to 12/31/2013........   1.832861         1.791018           183,403
 01/01/2014 to 12/31/2014........   1.791018         1.811156           126,284
 01/01/2015 to 12/31/2015........   1.811156         1.791459            99,380
 01/01/2016 to 12/31/2016........   1.791459         1.784595            79,960
 01/01/2017 to 12/31/2017........   1.784595         1.789346            55,657
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.678672         1.648186           560,845
 01/01/2009 to 12/31/2009........   1.648186         1.693301           512,800
 01/01/2010 to 12/31/2010........   1.693301         1.764453           424,605
 01/01/2011 to 12/31/2011........   1.764453         1.831890           363,720
 01/01/2012 to 12/31/2012........   1.831890         1.863141           356,587
 01/01/2013 to 12/31/2013........   1.863141         1.823469           356,751
 01/01/2014 to 12/31/2014........   1.823469         1.844218           264,737
 01/01/2015 to 12/31/2015........   1.844218         1.825816           249,571
 01/01/2016 to 12/31/2016........   1.825816         1.822010           187,925
 01/01/2017 to 12/31/2017........   1.822010         1.828543           124,551





                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........   15.437742        13.764918          18,130
 01/01/2009 to 12/31/2009........   13.764918        15.246465          15,851
 01/01/2010 to 12/31/2010........   15.246465        15.963477          17,753
 01/01/2011 to 12/31/2011........   15.963477        16.661368          17,660
 01/01/2012 to 12/31/2012........   16.661368        17.267883          15,386
 01/01/2013 to 12/31/2013........   17.267883        16.618692          11,465
 01/01/2014 to 12/31/2014........   16.618692        17.209533          14,317

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    17.209533        16.974322           6,067
 01/01/2016 to 12/31/2016........    16.974322        17.188135           5,911
 01/01/2017 to 12/31/2017........    17.188135        17.527252           2,185
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........     3.449430         1.576879         619,463
 01/01/2009 to 12/31/2009........     1.576879         2.501845         604,172
 01/01/2010 to 12/31/2010........     2.501845         3.012537         547,570
 01/01/2011 to 12/31/2011........     3.012537         2.395996         453,730
 01/01/2012 to 12/31/2012........     2.395996         2.784974         415,933
 01/01/2013 to 12/31/2013........     2.784974         3.514095         370,621
 01/01/2014 to 12/31/2014........     3.514095         3.529955         296,327
 01/01/2015 to 12/31/2015........     3.529955         3.481407         254,245
 01/01/2016 to 12/31/2016........     3.481407         3.496291         200,284
 01/01/2017 to 12/31/2017........     3.496291         4.329821         175,755
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    16.635658         9.167556         275,498
 01/01/2009 to 12/31/2009........     9.167556        12.571530         284,032
 01/01/2010 to 12/31/2010........    12.571530        14.676015         249,585
 01/01/2011 to 12/31/2011........    14.676015        13.818895         207,154
 01/01/2012 to 12/31/2012........    13.818895        16.023326         184,987
 01/01/2013 to 12/31/2013........    16.023326        20.505671         162,175
 01/01/2014 to 12/31/2014........    20.505671        21.886379         120,114
 01/01/2015 to 12/31/2015........    21.886379        23.004637         103,592
 01/01/2016 to 12/31/2016........    23.004637        24.775119          87,200
 01/01/2017 to 12/31/2017........    24.775119        31.265957          65,740
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    11.306386         6.911587         272,678
 01/01/2009 to 12/31/2009........     6.911587         8.922405         281,504
 01/01/2010 to 12/31/2010........     8.922405         9.779339         269,252
 01/01/2011 to 12/31/2011........     9.779339         9.443587         237,124
 01/01/2012 to 12/31/2012........     9.443587        10.912086         208,535
 01/01/2013 to 12/31/2013........    10.912086        14.329356         181,206
 01/01/2014 to 12/31/2014........    14.329356        15.593795         143,544
 01/01/2015 to 12/31/2015........    15.593795        15.561728         125,591
 01/01/2016 to 12/31/2016........    15.561728        17.070638          99,857
 01/01/2017 to 12/31/2017........    17.070638        20.550634          87,330





                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   10.224438        10.577077           4,801
 01/01/2013 to 12/31/2013........   10.577077        11.598375          12,856
 01/01/2014 to 12/31/2014........   11.598375        12.283690          15,975
 01/01/2015 to 12/31/2015........   12.283690        12.189171          16,706
 01/01/2016 to 12/31/2016........   12.189171        12.458163          15,956
 01/01/2017 to 12/31/2017........   12.458163        13.965456          15,651
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........    0.996857         1.040768          28,305
 01/01/2015 to 12/31/2015........    1.040768         1.016711          28,200
 01/01/2016 to 12/31/2016........    1.016711         1.023088          28,090

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     1.023088         1.165744           27,990
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008520         7.014085          165,145
 01/01/2009 to 12/31/2009........     7.014085         8.949409          426,258
 01/01/2010 to 12/31/2010........     8.949409         9.903184          499,360
 01/01/2011 to 12/31/2011........     9.903184         9.562804          496,966
 01/01/2012 to 12/31/2012........     9.562804        10.710235          498,423
 01/01/2013 to 12/31/2013........    10.710235        12.524862          500,826
 01/01/2014 to 12/31/2014........    12.524862        13.104403          521,660
 01/01/2015 to 12/31/2015........    13.104403        12.837470          487,661
 01/01/2016 to 12/31/2016........    12.837470        13.654468          495,856
 01/01/2017 to 12/31/2017........    13.654468        15.742783          459,159
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998521         6.362009          903,057
 01/01/2009 to 12/31/2009........     6.362009         8.413269        1,369,010
 01/01/2010 to 12/31/2010........     8.413269         9.419671        1,226,773
 01/01/2011 to 12/31/2011........     9.419671         8.853764        1,238,979
 01/01/2012 to 12/31/2012........     8.853764        10.145805        1,243,266
 01/01/2013 to 12/31/2013........    10.145805        12.523053        1,314,404
 01/01/2014 to 12/31/2014........    12.523053        13.144344        1,227,675
 01/01/2015 to 12/31/2015........    13.144344        12.870081        1,193,298
 01/01/2016 to 12/31/2016........    12.870081        13.835032        1,148,138
 01/01/2017 to 12/31/2017........    13.835032        16.563785        1,124,065
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018520         7.688028          172,061
 01/01/2009 to 12/31/2009........     7.688028         9.359541          320,127
 01/01/2010 to 12/31/2010........     9.359541        10.148880          304,799
 01/01/2011 to 12/31/2011........    10.148880        10.032222          281,059
 01/01/2012 to 12/31/2012........    10.032222        10.969760          266,632
 01/01/2013 to 12/31/2013........    10.969760        12.285955          236,779
 01/01/2014 to 12/31/2014........    12.285955        12.859942          241,381
 01/01/2015 to 12/31/2015........    12.859942        12.595391          174,663
 01/01/2016 to 12/31/2016........    12.595391        13.297979          165,982
 01/01/2017 to 12/31/2017........    13.297979        14.821136          157,246
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.159194        11.570824           76,537
 01/01/2013 to 12/31/2013........    11.570824        11.028529           74,354
 01/01/2014 to 12/31/2014........    11.028529        11.315616           78,421
 01/01/2015 to 12/31/2015........    11.315616        10.095134           54,217
 01/01/2016 to 12/31/2016........    10.095134        10.852268           50,375
 01/01/2017 to 12/31/2017........    10.852268        11.756687           42,917
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.963914         1.080322        1,269,393
 01/01/2009 to 12/31/2009........     1.080322         1.299103        1,325,178
 01/01/2010 to 12/31/2010........     1.299103         1.369626        1,274,856
 01/01/2011 to 12/31/2011........     1.369626         1.079244        1,424,312
 01/01/2012 to 12/31/2012........     1.079244         1.270906        1,360,987
 01/01/2013 to 12/31/2013........     1.270906         1.443673        1,290,791
 01/01/2014 to 12/31/2014........     1.443673         1.376695        1,192,722
 01/01/2015 to 12/31/2015........     1.376695         1.328760        1,096,596
 01/01/2016 to 12/31/2016........     1.328760         1.377155          981,850
 01/01/2017 to 12/31/2017........     1.377155         1.832801          817,078
Baillie Gifford International Stock Sub-Account (Class E)

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.994261         1.097808        1,946,427
 01/01/2009 to 12/31/2009........     1.097808         1.320963        1,801,134
 01/01/2010 to 12/31/2010........     1.320963         1.394973        1,634,140
 01/01/2011 to 12/31/2011........     1.394973         1.101315        1,741,977
 01/01/2012 to 12/31/2012........     1.101315         1.297192        1,927,147
 01/01/2013 to 12/31/2013........     1.297192         1.475566        1,722,932
 01/01/2014 to 12/31/2014........     1.475566         1.409303        1,535,356
 01/01/2015 to 12/31/2015........     1.409303         1.360555        1,332,404
 01/01/2016 to 12/31/2016........     1.360555         1.412664        1,246,850
 01/01/2017 to 12/31/2017........     1.412664         1.880456        1,017,943
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     4.909808         4.666270        2,626,961
 01/01/2009 to 12/31/2009........     4.666270         5.026480        2,312,373
 01/01/2010 to 12/31/2010........     5.026480         5.359238        2,198,665
 01/01/2011 to 12/31/2011........     5.359238         5.620899        2,231,951
 01/01/2012 to 12/31/2012........     5.620899         5.948915        2,063,117
 01/01/2013 to 12/31/2013........     5.948915         5.810002        1,952,772
 01/01/2014 to 12/31/2014........     5.810002         6.122440        1,863,385
 01/01/2015 to 12/31/2015........     6.122440         6.060925        1,721,391
 01/01/2016 to 12/31/2016........     6.060925         6.150996        1,673,973
 01/01/2017 to 12/31/2017........     6.150996         6.302300        1,661,397
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.221962         2.012323          355,042
 01/01/2009 to 12/31/2009........     2.012323         2.710089          418,869
 01/01/2010 to 12/31/2010........     2.710089         3.194324          429,619
 01/01/2011 to 12/31/2011........     3.194324         2.863039          425,331
 01/01/2012 to 12/31/2012........     2.863039         3.221933          356,473
 01/01/2013 to 12/31/2013........     3.221933         4.256425          310,879
 01/01/2014 to 12/31/2014........     4.256425         4.562001          265,914
 01/01/2015 to 12/31/2015........     4.562001         4.771375          239,689
 01/01/2016 to 12/31/2016........     4.771375         4.700410          196,345
 01/01/2017 to 12/31/2017........     4.700410         6.194423          160,418
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    17.783641         9.658129            6,193
 01/01/2009 to 05/01/2009........     9.658129        10.080821                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.255744         2.035439        1,666,543
 01/01/2009 to 12/31/2009........     2.035439         2.743607        1,431,377
 01/01/2010 to 12/31/2010........     2.743607         3.238003        1,201,786
 01/01/2011 to 12/31/2011........     3.238003         2.905120        1,053,299
 01/01/2012 to 12/31/2012........     2.905120         3.272218          876,012
 01/01/2013 to 12/31/2013........     3.272218         4.327450          696,987
 01/01/2014 to 12/31/2014........     4.327450         4.642750          557,594
 01/01/2015 to 12/31/2015........     4.642750         4.860200          496,324
 01/01/2016 to 12/31/2016........     4.860200         4.792273          434,263
 01/01/2017 to 12/31/2017........     4.792273         6.323145          371,269
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.979267        10.305877           26,649
 01/01/2013 to 12/31/2013........    10.305877        11.215823           43,932
 01/01/2014 to 12/31/2014........    11.215823        11.720044           75,096
 01/01/2015 to 12/31/2015........    11.720044        11.550320           35,761
 01/01/2016 to 12/31/2016........    11.550320        11.900419           50,037

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........    11.900419        13.303839           46,918
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.389891         2.419040        4,663,226
 01/01/2009 to 12/31/2009........     2.419040         2.392645        3,422,317
 01/01/2010 to 12/31/2010........     2.392645         2.360561        2,863,519
 01/01/2011 to 12/31/2011........     2.360561         2.328993        2,587,647
 01/01/2012 to 12/31/2012........     2.328993         2.297592        2,255,160
 01/01/2013 to 12/31/2013........     2.297592         2.266782        1,985,206
 01/01/2014 to 12/31/2014........     2.266782         2.236385        1,868,518
 01/01/2015 to 12/31/2015........     2.236385         2.206396        1,451,901
 01/01/2016 to 12/31/2016........     2.206396         2.179250        1,350,999
 01/01/2017 to 12/31/2017........     2.179250         2.163752        1,224,065
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    12.967317         7.618291           75,811
 01/01/2009 to 12/31/2009........     7.618291         9.882929           69,655
 01/01/2010 to 12/31/2010........     9.882929        11.280381           67,598
 01/01/2011 to 04/29/2011........    11.280381        12.233916                0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    12.197370        10.449559           69,775
 01/01/2012 to 12/31/2012........    10.449559        12.034629           76,578
 01/01/2013 to 12/31/2013........    12.034629        15.376744           59,724
 01/01/2014 to 12/31/2014........    15.376744        15.942526           41,971
 01/01/2015 to 12/31/2015........    15.942526        15.412885           44,456
 01/01/2016 to 12/31/2016........    15.412885        16.571466           27,890
 01/01/2017 to 12/31/2017........    16.571466        20.099611           26,602
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.316619         9.558158          149,516
 01/01/2009 to 12/31/2009........     9.558158        11.365537          179,156
 01/01/2010 to 12/31/2010........    11.365537        12.340301          283,863
 01/01/2011 to 12/31/2011........    12.340301        12.571162          302,342
 01/01/2012 to 12/31/2012........    12.571162        13.540148          286,863
 01/01/2013 to 12/31/2013........    13.540148        13.931148          214,968
 01/01/2014 to 12/31/2014........    13.931148        14.358970          170,961
 01/01/2015 to 12/31/2015........    14.358970        14.083476          203,397
 01/01/2016 to 12/31/2016........    14.083476        14.524065          185,006
 01/01/2017 to 12/31/2017........    14.524065        15.323222          165,630
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.744567         9.084388          390,438
 01/01/2009 to 12/31/2009........     9.084388        11.084648          551,997
 01/01/2010 to 12/31/2010........    11.084648        12.196592          631,138
 01/01/2011 to 12/31/2011........    12.196592        12.159605          631,638
 01/01/2012 to 12/31/2012........    12.159605        13.370640          592,874
 01/01/2013 to 12/31/2013........    13.370640        14.632504          526,934
 01/01/2014 to 12/31/2014........    14.632504        15.147485          466,116
 01/01/2015 to 12/31/2015........    15.147485        14.783967          411,376
 01/01/2016 to 12/31/2016........    14.783967        15.473673          409,307
 01/01/2017 to 12/31/2017........    15.473673        16.891471          339,098
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.212967         8.598785        1,585,046
 01/01/2009 to 12/31/2009........     8.598785        10.734187        2,148,754
 01/01/2010 to 12/31/2010........    10.734187        11.985168        1,984,412
 01/01/2011 to 12/31/2011........    11.985168        11.662922        1,957,475

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    11.662922        13.029240        1,942,524
 01/01/2013 to 12/31/2013........    13.029240        15.166351        1,876,398
 01/01/2014 to 12/31/2014........    15.166351        15.718682        1,691,620
 01/01/2015 to 12/31/2015........    15.718682        15.311295        1,577,051
 01/01/2016 to 12/31/2016........    15.311295        16.179302        1,428,473
 01/01/2017 to 12/31/2017........    16.179302        18.314501        1,198,596
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998521         7.036064           20,715
 01/01/2009 to 12/31/2009........     7.036064         8.923678           37,803
 01/01/2010 to 12/31/2010........     8.923678         9.688494           50,133
 01/01/2011 to 12/31/2011........     9.688494         9.390567           57,236
 01/01/2012 to 12/31/2012........     9.390567        10.757735           55,975
 01/01/2013 to 04/26/2013........    10.757735        11.583117                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.658225        13.293671           60,295
 01/01/2014 to 04/25/2014........    13.293671        13.242046                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.674051         8.112800        2,941,275
 01/01/2009 to 12/31/2009........     8.112800        10.332698        3,273,638
 01/01/2010 to 12/31/2010........    10.332698        11.692668        3,140,013
 01/01/2011 to 12/31/2011........    11.692668        11.101051        2,955,066
 01/01/2012 to 12/31/2012........    11.101051        12.636499        2,776,556
 01/01/2013 to 12/31/2013........    12.636499        15.498005        2,579,662
 01/01/2014 to 12/31/2014........    15.498005        16.089458        2,395,175
 01/01/2015 to 12/31/2015........    16.089458        15.604466        2,239,659
 01/01/2016 to 12/31/2016........    15.604466        16.648505        2,065,895
 01/01/2017 to 12/31/2017........    16.648505        19.573312        1,872,798
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........    10.006229        10.473971           25,876
 01/01/2013 to 12/31/2013........    10.473971        11.817598           80,389
 01/01/2014 to 12/31/2014........    11.817598        12.784040           61,325
 01/01/2015 to 12/31/2015........    12.784040        12.097069           72,900
 01/01/2016 to 12/31/2016........    12.097069        12.933204           72,919
 01/01/2017 to 12/31/2017........    12.933204        15.099539           66,615
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.610604         1.918751        1,305,553
 01/01/2009 to 12/31/2009........     1.918751         2.672911        1,334,555
 01/01/2010 to 12/31/2010........     2.672911         3.026320        1,218,683
 01/01/2011 to 12/31/2011........     3.026320         3.179614        1,123,108
 01/01/2012 to 12/31/2012........     3.179614         3.500046          993,823
 01/01/2013 to 12/31/2013........     3.500046         4.713830          852,389
 01/01/2014 to 12/31/2014........     4.713830         4.728470          730,314
 01/01/2015 to 12/31/2015........     4.728470         4.214188          672,932
 01/01/2016 to 12/31/2016........     4.214188         5.099482          597,308
 01/01/2017 to 12/31/2017........     5.099482         5.662179          528,600
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.694118         1.965080        4,442,394
 01/01/2009 to 12/31/2009........     1.965080         2.740122        3,821,515
 01/01/2010 to 12/31/2010........     2.740122         3.105461        3,224,952
 01/01/2011 to 12/31/2011........     3.105461         3.266059        3,414,413
 01/01/2012 to 12/31/2012........     3.266059         3.598826        3,143,412

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     3.598826         4.851855        2,495,989
 01/01/2014 to 12/31/2014........     4.851855         4.871748        2,146,063
 01/01/2015 to 12/31/2015........     4.871748         4.346139        1,932,303
 01/01/2016 to 12/31/2016........     4.346139         5.264538        1,613,207
 01/01/2017 to 12/31/2017........     5.264538         5.851415        1,358,953
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.988152         9.770313            1,283
 01/01/2012 to 12/31/2012........     9.770313        10.062528           10,759
 01/01/2013 to 12/31/2013........    10.062528        10.042830           29,852
 01/01/2014 to 12/31/2014........    10.042830        10.012969           41,418
 01/01/2015 to 12/31/2015........    10.012969         9.817209           40,750
 01/01/2016 to 12/31/2016........     9.817209         9.989057           31,831
 01/01/2017 to 12/31/2017........     9.989057         9.986713           43,143
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    44.233821        32.744497            7,097
 01/01/2009 to 12/31/2009........    32.744497        37.797674            6,437
 01/01/2010 to 12/31/2010........    37.797674        40.764465            5,781
 01/01/2011 to 12/31/2011........    40.764465        41.662422            5,252
 01/01/2012 to 12/31/2012........    41.662422        46.077468            7,082
 01/01/2013 to 12/31/2013........    46.077468        54.677389            6,816
 01/01/2014 to 12/31/2014........    54.677389        59.489879           13,151
 01/01/2015 to 12/31/2015........    59.489879        60.038958           11,784
 01/01/2016 to 12/31/2016........    60.038958        63.226897           17,246
 01/01/2017 to 12/31/2017........    63.226897        71.646492           16,660
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.894320         2.323608        3,502,048
 01/01/2009 to 12/31/2009........     2.323608         3.018031        3,697,255
 01/01/2010 to 12/31/2010........     3.018031         3.326295        3,540,998
 01/01/2011 to 12/31/2011........     3.326295         3.141682        3,253,672
 01/01/2012 to 12/31/2012........     3.141682         3.490387        2,963,460
 01/01/2013 to 12/31/2013........     3.490387         4.592325        2,715,700
 01/01/2014 to 12/31/2014........     4.592325         4.999838        2,248,329
 01/01/2015 to 12/31/2015........     4.999838         5.038438        1,944,950
 01/01/2016 to 12/31/2016........     5.038438         5.321595        1,676,657
 01/01/2017 to 12/31/2017........     5.321595         6.238003        1,519,829
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.940683         2.353684        5,130,878
 01/01/2009 to 12/31/2009........     2.353684         3.061202        4,347,293
 01/01/2010 to 12/31/2010........     3.061202         3.377060        3,927,359
 01/01/2011 to 12/31/2011........     3.377060         3.192625        3,985,599
 01/01/2012 to 12/31/2012........     3.192625         3.549643        3,696,835
 01/01/2013 to 12/31/2013........     3.549643         4.676235        3,053,903
 01/01/2014 to 12/31/2014........     4.676235         5.095484        2,532,352
 01/01/2015 to 12/31/2015........     5.095484         5.141101        2,187,572
 01/01/2016 to 12/31/2016........     5.141101         5.434936        1,847,088
 01/01/2017 to 12/31/2017........     5.434936         6.376786        1,588,494
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
 01/01/2008 to 12/31/2008........     7.974482         4.932134          228,768
 01/01/2009 to 12/31/2009........     4.932134         5.800104          238,306
 01/01/2010 to 12/31/2010........     5.800104         6.435067          239,639
 01/01/2011 to 12/31/2011........     6.435067         6.365158          231,550

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     6.365158         7.121622          229,379
 01/01/2013 to 12/31/2013........     7.121622         9.434885          178,424
 01/01/2014 to 12/31/2014........     9.434885        10.565476          173,864
 01/01/2015 to 12/31/2015........    10.565476        10.892248          146,971
 01/01/2016 to 12/31/2016........    10.892248        11.635711          134,444
 01/01/2017 to 12/31/2017........    11.635711        13.998797           98,650
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.331587         9.397492          486,586
 01/01/2009 to 12/31/2009........     9.397492        12.491908          489,565
 01/01/2010 to 12/31/2010........    12.491908        14.309532          442,539
 01/01/2011 to 12/31/2011........    14.309532        13.329346          418,066
 01/01/2012 to 12/31/2012........    13.329346        16.567309          388,209
 01/01/2013 to 12/31/2013........    16.567309        16.924694          362,172
 01/01/2014 to 12/31/2014........    16.924694        18.913103          327,419
 01/01/2015 to 12/31/2015........    18.913103        18.397973          291,135
 01/01/2016 to 12/31/2016........    18.397973        18.309894          260,653
 01/01/2017 to 12/31/2017........    18.309894        20.006170          245,388
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.794843         0.477925        1,182,457
 01/01/2009 to 12/31/2009........     0.477925         0.626936        1,089,670
 01/01/2010 to 12/31/2010........     0.626936         0.765664        1,088,075
 01/01/2011 to 12/31/2011........     0.765664         0.779950          688,067
 01/01/2012 to 12/31/2012........     0.779950         0.911844          509,636
 01/01/2013 to 12/31/2013........     0.911844         1.309862          403,858
 01/01/2014 to 12/31/2014........     1.309862         1.536450        1,874,011
 01/01/2015 to 12/31/2015........     1.536450         1.454661        1,726,087
 01/01/2016 to 12/31/2016........     1.454661         1.473625        1,582,900
 01/01/2017 to 12/31/2017........     1.473625         1.721560        1,399,125
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   181.223037       103.701306           17,538
 01/01/2009 to 12/31/2009........   103.701306       146.155656           24,055
 01/01/2010 to 12/31/2010........   146.155656       157.747000           23,100
 01/01/2011 to 12/31/2011........   157.747000       143.893132           19,728
 01/01/2012 to 12/31/2012........   143.893132       173.915707           18,760
 01/01/2013 to 12/31/2013........   173.915707       220.975747           17,375
 01/01/2014 to 04/25/2014........   220.975747       230.139777                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     9.344941         4.184042           44,208
 01/01/2009 to 12/31/2009........     4.184042         5.695318           40,850
 01/01/2010 to 12/31/2010........     5.695318         6.031119           54,806
 01/01/2011 to 04/29/2011........     6.031119         6.413995                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.648330         0.588298        2,286,679
 01/01/2012 to 12/31/2012........     0.588298         0.688125        2,351,901
 01/01/2013 to 12/31/2013........     0.688125         0.990172        2,176,097
 01/01/2014 to 12/31/2014........     0.990172         1.161966        3,281,816
 01/01/2015 to 12/31/2015........     1.161966         1.100684        3,005,501
 01/01/2016 to 12/31/2016........     1.100684         1.116728        2,668,042
 01/01/2017 to 12/31/2017........     1.116728         1.306102        2,427,284
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.943518         0.422806        1,854,214

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.422806         0.575490        1,635,636
 01/01/2010 to 12/31/2010........     0.575490         0.609647        1,646,520
 01/01/2011 to 04/29/2011........     0.609647         0.648401                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    50.946162        27.221248           24,830
 01/01/2009 to 12/31/2009........    27.221248        40.032217           26,503
 01/01/2010 to 12/31/2010........    40.032217        45.417694           23,911
 01/01/2011 to 12/31/2011........    45.417694        43.356012           22,019
 01/01/2012 to 12/31/2012........    43.356012        47.345021           17,079
 01/01/2013 to 12/31/2013........    47.345021        61.860416           15,465
 01/01/2014 to 12/31/2014........    61.860416        67.668609           14,550
 01/01/2015 to 12/31/2015........    67.668609        68.499831           12,557
 01/01/2016 to 12/31/2016........    68.499831        71.066927           11,528
 01/01/2017 to 12/31/2017........    71.066927        87.600385           10,255
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.955662         1.140547        5,256,145
 01/01/2009 to 12/31/2009........     1.140547         1.744845        4,962,350
 01/01/2010 to 12/31/2010........     1.744845         2.004122        4,722,724
 01/01/2011 to 12/31/2011........     2.004122         1.695421        4,471,265
 01/01/2012 to 12/31/2012........     1.695421         2.161850        4,318,904
 01/01/2013 to 12/31/2013........     2.161850         2.783171        3,636,170
 01/01/2014 to 12/31/2014........     2.783171         2.586867        3,303,240
 01/01/2015 to 12/31/2015........     2.586867         2.436769        3,194,261
 01/01/2016 to 12/31/2016........     2.436769         2.600693        2,953,816
 01/01/2017 to 12/31/2017........     2.600693         3.346681        2,458,953
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.967407         1.148527        1,598,579
 01/01/2009 to 12/31/2009........     1.148527         1.759371        1,287,643
 01/01/2010 to 12/31/2010........     1.759371         2.022296        1,103,256
 01/01/2011 to 12/31/2011........     2.022296         1.713504        1,408,447
 01/01/2012 to 12/31/2012........     1.713504         2.185233        1,359,112
 01/01/2013 to 12/31/2013........     2.185233         2.816685        1,200,199
 01/01/2014 to 12/31/2014........     2.816685         2.621472        1,121,228
 01/01/2015 to 12/31/2015........     2.621472         2.471126        1,176,616
 01/01/2016 to 12/31/2016........     2.471126         2.640586          990,580
 01/01/2017 to 12/31/2017........     2.640586         3.400516        1,022,959
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010721         1.048350          234,747
 01/01/2013 to 12/31/2013........     1.048350         1.053540          308,028
 01/01/2014 to 12/31/2014........     1.053540         1.097420          270,640
 01/01/2015 to 12/31/2015........     1.097420         1.037178          204,330
 01/01/2016 to 12/31/2016........     1.037178         1.143163          206,855
 01/01/2017 to 12/31/2017........     1.143163         1.240667          154,684
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........     1.608183         0.972099          586,321
 01/01/2009 to 12/31/2009........     0.972099         1.283418          629,550
 01/01/2010 to 12/31/2010........     1.283418         1.597752          630,761
 01/01/2011 to 12/31/2011........     1.597752         1.559329          639,344
 01/01/2012 to 12/31/2012........     1.559329         1.818762          584,670
 01/01/2013 to 12/31/2013........     1.818762         2.515292          523,121
 01/01/2014 to 12/31/2014........     2.515292         2.677878          486,395
 01/01/2015 to 12/31/2015........     2.677878         2.596799          417,428
 01/01/2016 to 12/31/2016........     2.596799         2.854931          372,692

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     2.854931         3.530299          339,999
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.544850         0.341075          472,844
 01/01/2009 to 12/31/2009........     0.341075         0.469632          577,549
 01/01/2010 to 12/31/2010........     0.469632         0.515758          647,544
 01/01/2011 to 12/31/2011........     0.515758         0.509985          647,022
 01/01/2012 to 12/31/2012........     0.509985         0.581381        1,535,376
 01/01/2013 to 12/31/2013........     0.581381         0.784278        1,492,639
 01/01/2014 to 12/31/2014........     0.784278         0.841414        1,295,525
 01/01/2015 to 12/31/2015........     0.841414         0.917623        1,175,327
 01/01/2016 to 12/31/2016........     0.917623         0.904143        1,091,566
 01/01/2017 to 12/31/2017........     0.904143         1.222013        1,011,258
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.356153         5.523224           78,496
 01/01/2009 to 12/31/2009........     5.523224         7.830586           87,577
 01/01/2010 to 12/31/2010........     7.830586         8.451575           85,600
 01/01/2011 to 12/31/2011........     8.451575         8.223354           74,303
 01/01/2012 to 04/27/2012........     8.223354         9.252749                0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     0.547180         0.342388        1,055,287
 01/01/2009 to 12/31/2009........     0.342388         0.472516        1,013,397
 01/01/2010 to 12/31/2010........     0.472516         0.519521        1,069,430
 01/01/2011 to 12/31/2011........     0.519521         0.514142          989,978
 01/01/2012 to 12/31/2012........     0.514142         0.586233        1,200,902
 01/01/2013 to 12/31/2013........     0.586233         0.791812        1,062,855
 01/01/2014 to 12/31/2014........     0.791812         0.850386          954,995
 01/01/2015 to 12/31/2015........     0.850386         0.928459          911,899
 01/01/2016 to 12/31/2016........     0.928459         0.915887          753,610
 01/01/2017 to 12/31/2017........     0.915887         1.239088          656,937
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012776         1.050397          144,538
 01/01/2013 to 12/31/2013........     1.050397         1.150170          298,475
 01/01/2014 to 12/31/2014........     1.150170         1.213904          216,215
 01/01/2015 to 12/31/2015........     1.213904         1.208337          244,071
 01/01/2016 to 12/31/2016........     1.208337         1.226741          235,667
 01/01/2017 to 12/31/2017........     1.226741         1.411944          259,254
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    13.053958        14.351574           55,562
 01/01/2014 to 12/31/2014........    14.351574        14.650052           44,903
 01/01/2015 to 12/31/2015........    14.650052        14.631057           40,678
 01/01/2016 to 12/31/2016........    14.631057        15.124440           38,773
 01/01/2017 to 12/31/2017........    15.124440        18.349677           33,335
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998521         7.989131            4,642
 01/01/2009 to 12/31/2009........     7.989131        10.075438            9,878
 01/01/2010 to 12/31/2010........    10.075438        11.115363           11,881
 01/01/2011 to 12/31/2011........    11.115363        11.200671           56,263
 01/01/2012 to 12/31/2012........    11.200671        12.430152           71,000
 01/01/2013 to 04/26/2013........    12.430152        12.977104                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.550815         2.239960          888,968
 01/01/2009 to 12/31/2009........     2.239960         2.871293          928,620
 01/01/2010 to 12/31/2010........     2.871293         3.603603          856,965

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   3.603603         3.567425            772,935
 01/01/2012 to 12/31/2012........   3.567425         4.021500            729,586
 01/01/2013 to 12/31/2013........   4.021500         5.581818            656,397
 01/01/2014 to 12/31/2014........   5.581818         5.699817            585,871
 01/01/2015 to 12/31/2015........   5.699817         5.525414            486,318
 01/01/2016 to 12/31/2016........   5.525414         6.485573            442,737
 01/01/2017 to 12/31/2017........   6.485573         7.355972            386,796
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   3.587439         2.265340          1,401,240
 01/01/2009 to 12/31/2009........   2.265340         2.906595          1,290,874
 01/01/2010 to 12/31/2010........   2.906595         3.651650          1,099,733
 01/01/2011 to 12/31/2011........   3.651650         3.618656            961,956
 01/01/2012 to 12/31/2012........   3.618656         4.083233            953,055
 01/01/2013 to 12/31/2013........   4.083233         5.673216            748,622
 01/01/2014 to 12/31/2014........   5.673216         5.798692            708,239
 01/01/2015 to 12/31/2015........   5.798692         5.627075            651,875
 01/01/2016 to 12/31/2016........   5.627075         6.611395            590,192
 01/01/2017 to 12/31/2017........   6.611395         7.506118            488,992
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.121378         0.649289          2,367,434
 01/01/2009 to 12/31/2009........   0.649289         0.830682          2,328,969
 01/01/2010 to 12/31/2010........   0.830682         1.076456          2,025,623
 01/01/2011 to 12/31/2011........   1.076456         1.091206          1,903,332
 01/01/2012 to 12/31/2012........   1.091206         1.193774          1,627,003
 01/01/2013 to 12/31/2013........   1.193774         1.747576          1,354,229
 01/01/2014 to 12/31/2014........   1.747576         1.740256          1,239,797
 01/01/2015 to 12/31/2015........   1.740256         1.741424          1,097,372
 01/01/2016 to 12/31/2016........   1.741424         1.821969            999,456
 01/01/2017 to 12/31/2017........   1.821969         2.277254            841,059
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.387744         1.446177          4,833,928
 01/01/2009 to 12/31/2009........   1.446177         1.497834          4,633,213
 01/01/2010 to 12/31/2010........   1.497834         1.561884          4,658,031
 01/01/2011 to 12/31/2011........   1.561884         1.653224          4,264,878
 01/01/2012 to 12/31/2012........   1.653224         1.690060          4,044,812
 01/01/2013 to 12/31/2013........   1.690060         1.625185          3,803,875
 01/01/2014 to 12/31/2014........   1.625185         1.691231          3,361,600
 01/01/2015 to 12/31/2015........   1.691231         1.670046          3,027,136
 01/01/2016 to 12/31/2016........   1.670046         1.682914          2,937,282
 01/01/2017 to 12/31/2017........   1.682914         1.709627          2,713,191
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   1.661606         1.042919          2,809,961
 01/01/2009 to 12/31/2009........   1.042919         1.407334          2,733,606
 01/01/2010 to 12/31/2010........   1.407334         1.749407          2,525,102
 01/01/2011 to 12/31/2011........   1.749407         1.688243          2,680,359
 01/01/2012 to 12/31/2012........   1.688243         1.954110          2,502,238
 01/01/2013 to 12/31/2013........   1.954110         2.560848          2,217,621
 01/01/2014 to 12/31/2014........   2.560848         2.759589          1,968,265
 01/01/2015 to 12/31/2015........   2.759589         2.651214          1,787,158
 01/01/2016 to 12/31/2016........   2.651214         3.142422          1,631,856
 01/01/2017 to 12/31/2017........   3.142422         3.584944          1,435,495
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........   1.677344         0.956470          3,295,162

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.956470         1.210584        2,975,114
 01/01/2010 to 12/31/2010........     1.210584         1.288868        3,162,899
 01/01/2011 to 12/31/2011........     1.288868         1.110769        3,119,098
 01/01/2012 to 12/31/2012........     1.110769         1.293311        2,864,744
 01/01/2013 to 12/31/2013........     1.293311         1.550569        2,640,862
 01/01/2014 to 12/31/2014........     1.550569         1.433895        2,378,256
 01/01/2015 to 12/31/2015........     1.433895         1.396562        2,224,088
 01/01/2016 to 12/31/2016........     1.396562         1.391615        1,933,572
 01/01/2017 to 12/31/2017........     1.391615         1.710848        1,784,166
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.799971        11.296615            6,850
 01/01/2014 to 12/31/2014........    11.296615        12.177281           21,977
 01/01/2015 to 12/31/2015........    12.177281        11.868407           35,729
 01/01/2016 to 12/31/2016........    11.868407        12.219946           33,858
 01/01/2017 to 12/31/2017........    12.219946        13.930520           29,952
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.790932         1.171923        2,745,422
 01/01/2009 to 12/31/2009........     1.171923         1.452900        2,507,135
 01/01/2010 to 12/31/2010........     1.452900         1.814410        2,086,159
 01/01/2011 to 12/31/2011........     1.814410         1.713385        1,943,178
 01/01/2012 to 12/31/2012........     1.713385         1.961617        1,870,049
 01/01/2013 to 12/31/2013........     1.961617         2.674268        1,554,176
 01/01/2014 to 12/31/2014........     2.674268         2.764562        1,343,177
 01/01/2015 to 12/31/2015........     2.764562         2.604981        1,227,528
 01/01/2016 to 12/31/2016........     2.604981         3.108795        1,067,810
 01/01/2017 to 12/31/2017........     3.108795         3.508619          911,318
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     4.486409         2.776921        1,602,952
 01/01/2009 to 12/31/2009........     2.776921         3.449827        1,610,244
 01/01/2010 to 12/31/2010........     3.449827         3.896781        1,574,839
 01/01/2011 to 12/31/2011........     3.896781         3.907505        1,622,602
 01/01/2012 to 12/31/2012........     3.907505         4.449595        1,414,788
 01/01/2013 to 12/31/2013........     4.449595         5.781493        1,246,222
 01/01/2014 to 12/31/2014........     5.781493         6.451117        1,083,548
 01/01/2015 to 12/31/2015........     6.451117         6.422741        1,003,275
 01/01/2016 to 12/31/2016........     6.422741         7.057887          893,843
 01/01/2017 to 12/31/2017........     7.057887         8.441998          854,263
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........     1.818097         1.033762        5,131,117
 01/01/2009 to 12/31/2009........     1.033762         1.341842        5,312,116
 01/01/2010 to 12/31/2010........     1.341842         1.474838        5,099,303
 01/01/2011 to 12/31/2011........     1.474838         1.299199        4,708,516
 01/01/2012 to 12/31/2012........     1.299199         1.495833        4,391,658
 01/01/2013 to 12/31/2013........     1.495833         1.759973        4,083,788
 01/01/2014 to 12/31/2014........     1.759973         1.615703        3,839,841
 01/01/2015 to 12/31/2015........     1.615703         1.565762        3,759,101
 01/01/2016 to 12/31/2016........     1.565762         1.531244        3,158,491
 01/01/2017 to 12/31/2017........     1.531244         1.936123        2,726,983
MFS(Reg. TM) Total Return Sub-Account
 01/01/2008 to 12/31/2008........     4.642465         3.556487          831,250
 01/01/2009 to 12/31/2009........     3.556487         4.151037          750,037
 01/01/2010 to 12/31/2010........     4.151037         4.496660          708,447
 01/01/2011 to 12/31/2011........     4.496660         4.532268          753,060

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   4.532268           4.976807          942,007
 01/01/2013 to 12/31/2013........   4.976807           5.828236          757,845
 01/01/2014 to 12/31/2014........   5.828236           6.231003          636,243
 01/01/2015 to 12/31/2015........   6.231003           6.122885          540,331
 01/01/2016 to 12/31/2016........   6.122885           6.579800          496,661
 01/01/2017 to 12/31/2017........   6.579800           7.281734          433,151
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.470807           0.941580        1,464,805
 01/01/2009 to 12/31/2009........   0.941580           1.031642        1,647,986
 01/01/2010 to 12/31/2010........   1.031642           1.108659        1,636,704
 01/01/2011 to 12/31/2011........   1.108659           1.116244        1,501,606
 01/01/2012 to 12/31/2012........   1.116244           1.255033        1,418,881
 01/01/2013 to 12/31/2013........   1.255033           1.631282        1,398,367
 01/01/2014 to 12/31/2014........   1.631282           1.765549        1,242,153
 01/01/2015 to 12/31/2015........   1.765549           1.634256        1,137,229
 01/01/2016 to 12/31/2016........   1.634256           1.904122          963,930
 01/01/2017 to 12/31/2017........   1.904122           2.016774          931,090
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.479247           0.948015          975,371
 01/01/2009 to 12/31/2009........   0.948015           1.039839          876,861
 01/01/2010 to 12/31/2010........   1.039839           1.118260          796,252
 01/01/2011 to 12/31/2011........   1.118260           1.126767          787,986
 01/01/2012 to 12/31/2012........   1.126767           1.268738          858,398
 01/01/2013 to 12/31/2013........   1.268738           1.650854          896,608
 01/01/2014 to 12/31/2014........   1.650854           1.788168          819,473
 01/01/2015 to 12/31/2015........   1.788168           1.657158          792,232
 01/01/2016 to 12/31/2016........   1.657158           1.931512          583,568
 01/01/2017 to 12/31/2017........   1.931512           2.048880          548,828
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.402988           0.917627        1,795,866
 01/01/2009 to 12/31/2009........   0.917627           1.091681        1,944,606
 01/01/2010 to 12/31/2010........   1.091681           1.197455        1,886,735
 01/01/2011 to 12/31/2011........   1.197455           1.188980        1,759,347
 01/01/2012 to 12/31/2012........   1.188980           1.364367        1,624,723
 01/01/2013 to 12/31/2013........   1.364367           1.822402        1,723,973
 01/01/2014 to 12/31/2014........   1.822402           1.987865        1,484,485
 01/01/2015 to 12/31/2015........   1.987865           1.954060        1,255,975
 01/01/2016 to 12/31/2016........   1.954060           2.199599        1,122,479
 01/01/2017 to 12/31/2017........   2.199599           2.551751        1,052,065
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   3.213529           1.930673          277,483
 01/01/2009 to 12/31/2009........   1.930673           2.314054          275,367
 01/01/2010 to 12/31/2010........   2.314054           2.609004          261,663
 01/01/2011 to 12/31/2011........   2.609004           2.409750          225,686
 01/01/2012 to 12/31/2012........   2.409750           2.745059          164,571
 01/01/2013 to 04/26/2013........   2.745059           3.022667                0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998521           6.602419            2,685
 01/01/2009 to 12/31/2009........   6.602419           8.134820            9,112
 01/01/2010 to 12/31/2010........   8.134820           8.910481           13,413
 01/01/2011 to 12/31/2011........   8.910481           8.743166           13,556
 01/01/2012 to 12/31/2012........   8.743166           9.825655           16,981
 01/01/2013 to 04/26/2013........   9.825655          10.764832                0

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.415424         0.927047          2,065,879
 01/01/2009 to 12/31/2009........   0.927047         1.103674          2,144,924
 01/01/2010 to 12/31/2010........   1.103674         1.211417          1,704,553
 01/01/2011 to 12/31/2011........   1.211417         1.204838          1,453,883
 01/01/2012 to 12/31/2012........   1.204838         1.383456          1,380,275
 01/01/2013 to 12/31/2013........   1.383456         1.851284          1,865,784
 01/01/2014 to 12/31/2014........   1.851284         2.020576          1,665,308
 01/01/2015 to 12/31/2015........   2.020576         1.988089          1,414,410
 01/01/2016 to 12/31/2016........   1.988089         2.239974          1,231,716
 01/01/2017 to 12/31/2017........   2.239974         2.603390          1,117,256
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   3.252015         1.956005            558,191
 01/01/2009 to 12/31/2009........   1.956005         2.347742            483,189
 01/01/2010 to 12/31/2010........   2.347742         2.649744            413,851
 01/01/2011 to 12/31/2011........   2.649744         2.449651            411,382
 01/01/2012 to 12/31/2012........   2.449651         2.793366            434,358
 01/01/2013 to 04/26/2013........   2.793366         3.076952                  0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.295939         1.505621          1,179,757
 01/01/2011 to 12/31/2011........   1.505621         1.382649          1,142,137
 01/01/2012 to 12/31/2012........   1.382649         1.490620          1,048,604
 01/01/2013 to 12/31/2013........   1.490620         2.044535            883,283
 01/01/2014 to 12/31/2014........   2.044535         2.037576            858,557
 01/01/2015 to 12/31/2015........   2.037576         1.909283            815,371
 01/01/2016 to 12/31/2016........   1.909283         1.724316            825,458
 01/01/2017 to 12/31/2017........   1.724316         2.380273            720,020
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........   2.046095         0.899632          1,230,000
 01/01/2009 to 12/31/2009........   0.899632         1.185193          1,234,717
 01/01/2010 to 04/30/2010........   1.185193         1.282950                  0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........   2.032896         1.232305          1,721,266
 01/01/2009 to 12/31/2009........   1.232305         1.371817          1,865,294
 01/01/2010 to 12/31/2010........   1.371817         1.642275          1,850,454
 01/01/2011 to 12/31/2011........   1.642275         1.709522          1,616,156
 01/01/2012 to 12/31/2012........   1.709522         1.850968          1,441,749
 01/01/2013 to 12/31/2013........   1.850968         2.523539          1,507,662
 01/01/2014 to 12/31/2014........   2.523539         2.482219          1,292,727
 01/01/2015 to 12/31/2015........   2.482219         2.458240          1,137,926
 01/01/2016 to 12/31/2016........   2.458240         2.871390          1,011,660
 01/01/2017 to 12/31/2017........   2.871390         3.271770            909,097
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   1.573194         0.957594          1,005,787
 01/01/2009 to 12/31/2009........   0.957594         1.292060            922,260
 01/01/2010 to 12/31/2010........   1.292060         1.566137            795,953
 01/01/2011 to 12/31/2011........   1.566137         1.463655            776,709
 01/01/2012 to 12/31/2012........   1.463655         1.520249            782,775
 01/01/2013 to 04/26/2013........   1.520249         1.648631                  0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........   2.044760         1.240595          5,795,912
 01/01/2009 to 12/31/2009........   1.240595         1.382109          5,376,855
 01/01/2010 to 12/31/2010........   1.382109         1.656104          4,610,469

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.656104         1.724764        4,596,313
 01/01/2012 to 12/31/2012........     1.724764         1.869997        4,072,746
 01/01/2013 to 12/31/2013........     1.869997         2.552880        3,537,129
 01/01/2014 to 12/31/2014........     2.552880         2.513843        3,145,154
 01/01/2015 to 12/31/2015........     2.513843         2.490750        2,760,974
 01/01/2016 to 12/31/2016........     2.490750         2.912945        2,360,515
 01/01/2017 to 12/31/2017........     2.912945         3.322766        2,050,483
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    20.336533        11.925811           65,761
 01/01/2009 to 12/31/2009........    11.925811        16.448896           67,241
 01/01/2010 to 12/31/2010........    16.448896        18.813136           67,428
 01/01/2011 to 12/31/2011........    18.813136        17.001221           71,625
 01/01/2012 to 12/31/2012........    17.001221        20.323672           71,505
 01/01/2013 to 12/31/2013........    20.323672        25.487741           76,069
 01/01/2014 to 12/31/2014........    25.487741        25.684670           60,216
 01/01/2015 to 12/31/2015........    25.684670        26.337542           61,142
 01/01/2016 to 12/31/2016........    26.337542        26.044399           66,837
 01/01/2017 to 12/31/2017........    26.044399        35.135547           51,787
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998521         6.571546            1,838
 01/01/2009 to 12/31/2009........     6.571546         8.598375            3,777
 01/01/2010 to 12/31/2010........     8.598375         9.132818            3,883
 01/01/2011 to 12/31/2011........     9.132818         8.389147           27,311
 01/01/2012 to 12/31/2012........     8.389147        10.114598           23,799
 01/01/2013 to 04/26/2013........    10.114598        10.754585                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999815         1.035946                0
 01/01/2015 to 12/31/2015........     1.035946         0.966076           10,137
 01/01/2016 to 12/31/2016........     0.966076         1.059141           10,055
 01/01/2017 to 12/31/2017........     1.059141         1.176620           37,870
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    12.158272        11.168445          358,149
 01/01/2009 to 12/31/2009........    11.168445        13.007430          380,255
 01/01/2010 to 12/31/2010........    13.007430        13.829023          413,878
 01/01/2011 to 12/31/2011........    13.829023        15.164142          416,807
 01/01/2012 to 12/31/2012........    15.164142        16.325836          466,879
 01/01/2013 to 12/31/2013........    16.325836        14.612977          390,548
 01/01/2014 to 12/31/2014........    14.612977        14.834134          301,784
 01/01/2015 to 12/31/2015........    14.834134        14.180068          272,046
 01/01/2016 to 12/31/2016........    14.180068        14.687170          248,055
 01/01/2017 to 12/31/2017........    14.687170        14.993256          232,317
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.337388         1.324814       16,166,800
 01/01/2009 to 12/31/2009........     1.324814         1.542697       15,168,985
 01/01/2010 to 12/31/2010........     1.542697         1.646369       13,559,012
 01/01/2011 to 12/31/2011........     1.646369         1.675836       13,458,034
 01/01/2012 to 12/31/2012........     1.675836         1.806522       14,183,380
 01/01/2013 to 12/31/2013........     1.806522         1.748160       13,711,905
 01/01/2014 to 12/31/2014........     1.748160         1.797016       11,510,575
 01/01/2015 to 12/31/2015........     1.797016         1.773009        9,926,286
 01/01/2016 to 12/31/2016........     1.773009         1.794884        8,739,817
 01/01/2017 to 12/31/2017........     1.794884         1.850582        8,054,689
Pyramis(Reg. TM) Government Income Sub-Account

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/30/2012 to 12/31/2012........    10.777997        10.948317              814
 01/01/2013 to 12/31/2013........    10.948317        10.313337            1,008
 01/01/2014 to 12/31/2014........    10.313337        10.943929            1,329
 01/01/2015 to 12/31/2015........    10.943929        10.843616            1,397
 01/01/2016 to 12/31/2016........    10.843616        10.839137            2,476
 01/01/2017 to 12/31/2017........    10.839137        10.972217            2,014
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.216235        10.756970              293
 01/01/2014 to 12/31/2014........    10.756970        11.529775            1,306
 01/01/2015 to 12/31/2015........    11.529775        11.232828            4,000
 01/01/2016 to 12/31/2016........    11.232828        11.588201            3,710
 01/01/2017 to 12/31/2017........    11.588201        13.316462            3,413
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010754         1.068516                0
 01/01/2013 to 12/31/2013........     1.068516         1.160776           28,472
 01/01/2014 to 12/31/2014........     1.160776         1.233840           65,699
 01/01/2015 to 12/31/2015........     1.233840         1.206595          104,522
 01/01/2016 to 12/31/2016........     1.206595         1.257711          121,468
 01/01/2017 to 12/31/2017........     1.257711         1.418287          128,090
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.612202         8.585168            6,088
 01/01/2009 to 12/31/2009........     8.585168        10.578008           11,575
 01/01/2010 to 12/31/2010........    10.578008        11.713492           83,057
 01/01/2011 to 12/31/2011........    11.713492        11.679368          104,350
 01/01/2012 to 12/31/2012........    11.679368        13.002009          222,449
 01/01/2013 to 12/31/2013........    13.002009        14.486473          235,181
 01/01/2014 to 12/31/2014........    14.486473        15.122865          227,817
 01/01/2015 to 12/31/2015........    15.122865        14.627171          200,872
 01/01/2016 to 12/31/2016........    14.627171        15.265732          160,636
 01/01/2017 to 12/31/2017........    15.265732        17.450304          138,634
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.902093         7.870894            5,925
 01/01/2009 to 12/31/2009........     7.870894        10.025004           13,939
 01/01/2010 to 12/31/2010........    10.025004        11.290542           26,991
 01/01/2011 to 12/31/2011........    11.290542        10.902286           43,459
 01/01/2012 to 12/31/2012........    10.902286        12.372150           26,797
 01/01/2013 to 12/31/2013........    12.372150        14.412225           34,914
 01/01/2014 to 12/31/2014........    14.412225        14.983803           37,008
 01/01/2015 to 12/31/2015........    14.983803        14.441245           34,152
 01/01/2016 to 12/31/2016........    14.441245        15.227757           41,581
 01/01/2017 to 12/31/2017........    15.227757        17.974305           28,576
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.527073         0.873754        1,970,850
 01/01/2009 to 12/31/2009........     0.873754         1.233031        2,005,675
 01/01/2010 to 12/31/2010........     1.233031         1.420192        1,796,690
 01/01/2011 to 12/31/2011........     1.420192         1.382479        1,670,841
 01/01/2012 to 12/31/2012........     1.382479         1.618540        1,686,234
 01/01/2013 to 12/31/2013........     1.618540         2.215913        2,721,703
 01/01/2014 to 12/31/2014........     2.215913         2.379151        2,473,600
 01/01/2015 to 12/31/2015........     2.379151         2.594006        2,244,109
 01/01/2016 to 12/31/2016........     2.594006         2.598423        2,050,158
 01/01/2017 to 12/31/2017........     2.598423         3.421907        1,720,822
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   0.642405         0.352044          4,286,555
 01/01/2009 to 12/31/2009........   0.352044         0.552158          4,364,229
 01/01/2010 to 12/31/2010........   0.552158         0.695603          4,203,131
 01/01/2011 to 12/31/2011........   0.695603         0.618384          3,623,785
 01/01/2012 to 12/31/2012........   0.618384         0.683977          2,869,086
 01/01/2013 to 04/26/2013........   0.683977         0.715363                  0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   0.980138         0.582597          6,939,264
 01/01/2009 to 12/31/2009........   0.582597         0.836153          6,594,700
 01/01/2010 to 12/31/2010........   0.836153         1.053320          6,045,795
 01/01/2011 to 12/31/2011........   1.053320         1.022102          6,123,876
 01/01/2012 to 12/31/2012........   1.022102         1.146296          5,999,313
 01/01/2013 to 12/31/2013........   1.146296         1.544609          5,271,074
 01/01/2014 to 12/31/2014........   1.544609         1.718569          4,562,666
 01/01/2015 to 12/31/2015........   1.718569         1.808677          4,203,037
 01/01/2016 to 12/31/2016........   1.808677         1.895339          3,618,792
 01/01/2017 to 12/31/2017........   1.895339         2.332694          3,227,948
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.599275         1.004753            714,896
 01/01/2009 to 12/31/2009........   1.004753         1.374261            771,037
 01/01/2010 to 12/31/2010........   1.374261         1.825817            770,383
 01/01/2011 to 12/31/2011........   1.825817         1.827453            819,719
 01/01/2012 to 12/31/2012........   1.827453         2.089634            836,579
 01/01/2013 to 12/31/2013........   2.089634         2.972270            804,514
 01/01/2014 to 12/31/2014........   2.972270         3.127315            775,544
 01/01/2015 to 12/31/2015........   3.127315         3.161397            707,389
 01/01/2016 to 12/31/2016........   3.161397         3.477149            541,257
 01/01/2017 to 12/31/2017........   3.477149         4.203736            484,399
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.678622         1.387961          3,580,080
 01/01/2009 to 12/31/2009........   1.387961         2.023101          3,368,325
 01/01/2010 to 12/31/2010........   2.023101         2.515933          3,000,304
 01/01/2011 to 12/31/2011........   2.515933         2.316596          2,703,542
 01/01/2012 to 04/27/2012........   2.316596         2.562230                  0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.549737         2.622004          2,391,105
 01/01/2013 to 12/31/2013........   2.622004         3.370802          2,106,502
 01/01/2014 to 12/31/2014........   3.370802         3.646298          1,751,656
 01/01/2015 to 12/31/2015........   3.646298         3.274310          1,553,152
 01/01/2016 to 12/31/2016........   3.274310         3.731253          1,344,499
 01/01/2017 to 12/31/2017........   3.731253         4.030163          1,160,830
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   2.128538         1.780246          2,167,094
 01/01/2009 to 12/31/2009........   1.780246         2.316540          1,847,488
 01/01/2010 to 12/31/2010........   2.316540         2.570147          1,726,483
 01/01/2011 to 12/31/2011........   2.570147         2.683735          1,666,348
 01/01/2012 to 12/31/2012........   2.683735         2.946565          1,615,762
 01/01/2013 to 12/31/2013........   2.946565         2.931092          1,548,017
 01/01/2014 to 12/31/2014........   2.931092         3.044738          1,366,859
 01/01/2015 to 12/31/2015........   3.044738         2.943813          1,248,296
 01/01/2016 to 12/31/2016........   2.943813         3.145460          2,142,315
 01/01/2017 to 12/31/2017........   3.145460         3.349572          2,014,236

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.917569         1.539851          3,818,036
 01/01/2009 to 12/31/2009........   1.539851         2.077861          3,412,930
 01/01/2010 to 12/31/2010........   2.077861         2.315804          3,073,023
 01/01/2011 to 12/31/2011........   2.315804         2.386698          3,180,898
 01/01/2012 to 12/31/2012........   2.386698         2.659378          3,265,071
 01/01/2013 to 12/31/2013........   2.659378         2.833065          3,028,711
 01/01/2014 to 12/31/2014........   2.833065         2.930050          2,746,273
 01/01/2015 to 12/31/2015........   2.930050         2.827903          2,436,577
 01/01/2016 to 04/29/2016........   2.827903         2.914332                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.154249         1.804068          2,783,730
 01/01/2009 to 12/31/2009........   1.804068         2.349021          2,212,570
 01/01/2010 to 12/31/2010........   2.349021         2.610082          2,015,404
 01/01/2011 to 12/31/2011........   2.610082         2.727762          1,970,898
 01/01/2012 to 12/31/2012........   2.727762         2.995013          1,951,084
 01/01/2013 to 12/31/2013........   2.995013         2.982482          1,816,820
 01/01/2014 to 12/31/2014........   2.982482         3.101346          1,564,452
 01/01/2015 to 12/31/2015........   3.101346         3.001764          1,413,544
 01/01/2016 to 12/31/2016........   3.001764         3.212505          2,253,135
 01/01/2017 to 12/31/2017........   3.212505         3.422641          2,011,012
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.670419         1.639189          1,706,447
 01/01/2009 to 12/31/2009........   1.639189         1.683195          1,669,197
 01/01/2010 to 12/31/2010........   1.683195         1.751837          1,506,088
 01/01/2011 to 12/31/2011........   1.751837         1.819419          1,498,268
 01/01/2012 to 12/31/2012........   1.819419         1.849598          1,372,507
 01/01/2013 to 12/31/2013........   1.849598         1.808276          1,438,374
 01/01/2014 to 12/31/2014........   1.808276         1.829523          1,376,469
 01/01/2015 to 12/31/2015........   1.829523         1.810532          1,037,583
 01/01/2016 to 12/31/2016........   1.810532         1.804497            967,979
 01/01/2017 to 12/31/2017........   1.804497         1.810204            904,690
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.689764         1.659908          3,477,432
 01/01/2009 to 12/31/2009........   1.659908         1.706197          3,066,563
 01/01/2010 to 12/31/2010........   1.706197         1.778781          2,626,887
 01/01/2011 to 12/31/2011........   1.778781         1.847686          2,503,494
 01/01/2012 to 12/31/2012........   1.847686         1.880151          2,300,182
 01/01/2013 to 12/31/2013........   1.880151         1.841037          2,173,156
 01/01/2014 to 12/31/2014........   1.841037         1.862918          1,867,220
 01/01/2015 to 12/31/2015........   1.862918         1.845252          1,449,983
 01/01/2016 to 12/31/2016........   1.845252         1.842326          1,243,554
 01/01/2017 to 12/31/2017........   1.842326         1.849854          1,168,892





                                             AMERICAN FORERUNNER - 1.6
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........   15.520311        13.845482         152,090
 01/01/2009 to 12/31/2009........   13.845482        15.343366         141,806
 01/01/2010 to 12/31/2010........   15.343366        16.072968         139,088

                                             AMERICAN FORERUNNER - 1.6
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    16.072968        16.784010          142,873
 01/01/2012 to 12/31/2012........    16.784010        17.403736          168,933
 01/01/2013 to 12/31/2013........    17.403736        16.757815          157,343
 01/01/2014 to 12/31/2014........    16.757815        17.362281          140,646
 01/01/2015 to 12/31/2015........    17.362281        17.133547          131,918
 01/01/2016 to 12/31/2016........    17.133547        17.358043          119,219
 01/01/2017 to 12/31/2017........    17.358043        17.709340          117,414
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........     3.466117         1.585305        5,195,834
 01/01/2009 to 12/31/2009........     1.585305         2.516470        4,889,704
 01/01/2010 to 12/31/2010........     2.516470         3.031661        4,560,408
 01/01/2011 to 12/31/2011........     3.031661         2.412411        4,446,610
 01/01/2012 to 12/31/2012........     2.412411         2.805463        4,181,008
 01/01/2013 to 12/31/2013........     2.805463         3.541718        3,527,472
 01/01/2014 to 12/31/2014........     3.541718         3.559482        3,121,143
 01/01/2015 to 12/31/2015........     3.559482         3.512285        2,713,169
 01/01/2016 to 12/31/2016........     3.512285         3.529065        2,494,647
 01/01/2017 to 12/31/2017........     3.529065         4.372586        2,116,083
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    16.835562         9.282386        2,820,296
 01/01/2009 to 12/31/2009........     9.282386        12.735363        2,662,096
 01/01/2010 to 12/31/2010........    12.735363        14.874702        2,448,426
 01/01/2011 to 12/31/2011........    14.874702        14.012970        2,306,376
 01/01/2012 to 12/31/2012........    14.012970        16.256525        2,093,787
 01/01/2013 to 12/31/2013........    16.256525        20.814503        1,828,204
 01/01/2014 to 12/31/2014........    20.814503        22.227117        1,537,223
 01/01/2015 to 12/31/2015........    22.227117        23.374469        1,312,062
 01/01/2016 to 12/31/2016........    23.374469        25.186001        1,122,425
 01/01/2017 to 12/31/2017........    25.186001        31.800324          966,364
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    11.442242         6.998153        2,903,088
 01/01/2009 to 12/31/2009........     6.998153         9.038674        2,800,121
 01/01/2010 to 12/31/2010........     9.038674         9.911725        2,605,686
 01/01/2011 to 12/31/2011........     9.911725         9.576206        2,522,896
 01/01/2012 to 12/31/2012........     9.576206        11.070888        2,261,965
 01/01/2013 to 12/31/2013........    11.070888        14.545155        1,965,046
 01/01/2014 to 12/31/2014........    14.545155        15.836552        1,627,897
 01/01/2015 to 12/31/2015........    15.836552        15.811892        1,439,825
 01/01/2016 to 12/31/2016........    15.811892        17.353730        1,317,880
 01/01/2017 to 12/31/2017........    17.353730        20.901848        1,114,932





                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   10.234750        10.594849           35,113
 01/01/2013 to 12/31/2013........   10.594849        11.629481           87,250
 01/01/2014 to 12/31/2014........   11.629481        12.328952          107,804
 01/01/2015 to 12/31/2015........   12.328952        12.246324          119,773
 01/01/2016 to 12/31/2016........   12.246324        12.529094          126,845
 01/01/2017 to 12/31/2017........   12.529094        14.058971          100,497

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996871         1.041486           32,132
 01/01/2015 to 12/31/2015........     1.041486         1.018430           71,255
 01/01/2016 to 12/31/2016........     1.018430         1.025843          168,348
 01/01/2017 to 12/31/2017........     1.025843         1.170049          207,739
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008630         7.018922        2,479,754
 01/01/2009 to 12/31/2009........     7.018922         8.964535        5,453,902
 01/01/2010 to 12/31/2010........     8.964535         9.929837        5,873,814
 01/01/2011 to 12/31/2011........     9.929837         9.598111        5,658,371
 01/01/2012 to 12/31/2012........     9.598111        10.760585        5,601,796
 01/01/2013 to 12/31/2013........    10.760585        12.596323        5,509,615
 01/01/2014 to 12/31/2014........    12.596323        13.192353        5,207,727
 01/01/2015 to 12/31/2015........    13.192353        12.936559        4,885,221
 01/01/2016 to 12/31/2016........    12.936559        13.773623        4,469,734
 01/01/2017 to 12/31/2017........    13.773623        15.895993        3,936,020
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998630         6.366400        5,509,605
 01/01/2009 to 12/31/2009........     6.366400         8.427494       11,127,079
 01/01/2010 to 12/31/2010........     8.427494         9.445027       11,221,403
 01/01/2011 to 12/31/2011........     9.445027         8.886460       11,377,792
 01/01/2012 to 12/31/2012........     8.886460        10.193508       11,929,854
 01/01/2013 to 12/31/2013........    10.193508        12.594511       11,551,780
 01/01/2014 to 12/31/2014........    12.594511        13.232571       11,459,566
 01/01/2015 to 12/31/2015........    13.232571        12.969430       10,959,775
 01/01/2016 to 12/31/2016........    12.969430        13.955772       10,243,055
 01/01/2017 to 12/31/2017........    13.955772        16.724992       10,174,660
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018630         7.693325        2,819,563
 01/01/2009 to 12/31/2009........     7.693325         9.375355        6,012,462
 01/01/2010 to 12/31/2010........     9.375355        10.176188        5,995,753
 01/01/2011 to 12/31/2011........    10.176188        10.069255        5,835,749
 01/01/2012 to 12/31/2012........    10.069255        11.021322        5,560,567
 01/01/2013 to 12/31/2013........    11.021322        12.356047        5,164,100
 01/01/2014 to 12/31/2014........    12.356047        12.946244        4,890,318
 01/01/2015 to 12/31/2015........    12.946244        12.692603        4,444,745
 01/01/2016 to 12/31/2016........    12.692603        13.414016        4,127,782
 01/01/2017 to 12/31/2017........    13.414016        14.965369        3,743,035
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.170751        11.590579          167,165
 01/01/2013 to 12/31/2013........    11.590579        11.058411          229,509
 01/01/2014 to 12/31/2014........    11.058411        11.357626          251,475
 01/01/2015 to 12/31/2015........    11.357626        10.142758          191,266
 01/01/2016 to 12/31/2016........    10.142758        10.914366          214,798
 01/01/2017 to 12/31/2017........    10.914366        11.835751          205,321
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.996953         1.099600        6,034,065
 01/01/2009 to 12/31/2009........     1.099600         1.323608        6,899,172
 01/01/2010 to 12/31/2010........     1.323608         1.396856        6,679,556
 01/01/2011 to 12/31/2011........     1.396856         1.101801        5,777,777
 01/01/2012 to 12/31/2012........     1.101801         1.298772        5,079,783
 01/01/2013 to 12/31/2013........     1.298772         1.476803        4,588,703
 01/01/2014 to 12/31/2014........     1.476803         1.409698        4,475,811

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.409698         1.361975        4,340,630
 01/01/2016 to 12/31/2016........     1.361975         1.412991        4,106,172
 01/01/2017 to 12/31/2017........     1.412991         1.882368        3,098,367
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     2.027781         1.117383        5,338,642
 01/01/2009 to 12/31/2009........     1.117383         1.345862        5,035,342
 01/01/2010 to 12/31/2010........     1.345862         1.422687        4,331,191
 01/01/2011 to 12/31/2011........     1.422687         1.124317        4,293,125
 01/01/2012 to 12/31/2012........     1.124317         1.325616        4,363,564
 01/01/2013 to 12/31/2013........     1.325616         1.509407        3,980,377
 01/01/2014 to 12/31/2014........     1.509407         1.443066        3,630,993
 01/01/2015 to 12/31/2015........     1.443066         1.394544        3,352,271
 01/01/2016 to 12/31/2016........     1.394544         1.449403        3,010,600
 01/01/2017 to 12/31/2017........     1.449403         1.931284        2,722,448
BlackRock Bond Income Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     5.030850         4.786105        6,745,318
 01/01/2009 to 12/31/2009........     4.786105         5.160720        6,252,603
 01/01/2010 to 12/31/2010........     5.160720         5.507866        5,859,811
 01/01/2011 to 12/31/2011........     5.507866         5.782544        5,330,717
 01/01/2012 to 12/31/2012........     5.782544         6.126147        4,962,289
 01/01/2013 to 12/31/2013........     6.126147         5.989081        4,707,610
 01/01/2014 to 12/31/2014........     5.989081         6.317460        4,402,753
 01/01/2015 to 12/31/2015........     6.317460         6.260242        4,050,340
 01/01/2016 to 12/31/2016........     6.260242         6.359629        3,572,932
 01/01/2017 to 12/31/2017........     6.359629         6.522563        3,502,230
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     3.264694         2.041063        1,895,716
 01/01/2009 to 12/31/2009........     2.041063         2.751542        2,287,429
 01/01/2010 to 12/31/2010........     2.751542         3.246425        2,187,709
 01/01/2011 to 12/31/2011........     3.246425         2.912642        2,319,251
 01/01/2012 to 12/31/2012........     2.912642         3.281048        1,918,414
 01/01/2013 to 12/31/2013........     3.281048         4.338854        1,610,443
 01/01/2014 to 12/31/2014........     4.338854         4.655000        1,431,471
 01/01/2015 to 12/31/2015........     4.655000         4.873512        1,257,316
 01/01/2016 to 12/31/2016........     4.873512         4.805830        1,296,096
 01/01/2017 to 12/31/2017........     4.805830         6.339661        1,052,798
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 01/01/2008 to 12/31/2008........    17.986452         9.778103           32,836
 01/01/2009 to 05/01/2009........     9.778103        10.209444                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     3.298914         2.064503        2,749,944
 01/01/2009 to 12/31/2009........     2.064503         2.785565        2,399,601
 01/01/2010 to 12/31/2010........     2.785565         3.290805        2,146,360
 01/01/2011 to 12/31/2011........     3.290805         2.955442        2,093,323
 01/01/2012 to 12/31/2012........     2.955442         3.332246        2,249,452
 01/01/2013 to 12/31/2013........     3.332246         4.411240        1,701,884
 01/01/2014 to 12/31/2014........     4.411240         4.737380        1,342,975
 01/01/2015 to 12/31/2015........     4.737380         4.964223        1,141,558
 01/01/2016 to 12/31/2016........     4.964223         4.899739          991,874
 01/01/2017 to 12/31/2017........     4.899739         6.471382          876,901
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.989333        10.323195          148,366

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    10.323195        11.245905          192,368
 01/01/2014 to 12/31/2014........    11.245905        11.763232          187,042
 01/01/2015 to 12/31/2015........    11.763232        11.604482          189,776
 01/01/2016 to 12/31/2016........    11.604482        11.968180          217,469
 01/01/2017 to 12/31/2017........    11.968180        13.392931          183,958
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     2.448810         2.481164       16,906,640
 01/01/2009 to 12/31/2009........     2.481164         2.456547       15,435,302
 01/01/2010 to 12/31/2010........     2.456547         2.426029       10,563,117
 01/01/2011 to 12/31/2011........     2.426029         2.395973        8,942,033
 01/01/2012 to 12/31/2012........     2.395973         2.366047        7,628,700
 01/01/2013 to 12/31/2013........     2.366047         2.336654        6,737,560
 01/01/2014 to 12/31/2014........     2.336654         2.307626        6,292,773
 01/01/2015 to 12/31/2015........     2.307626         2.278959        5,611,201
 01/01/2016 to 12/31/2016........     2.278959         2.253172        5,080,399
 01/01/2017 to 12/31/2017........     2.253172         2.239380        4,563,470
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife
Aggressive Allocation Sub-Account)
 01/01/2008 to 12/31/2008........    13.002022         7.646365        1,224,589
 01/01/2009 to 12/31/2009........     7.646365         9.929272        1,318,799
 01/01/2010 to 12/31/2010........     9.929272        11.344600        1,189,187
 01/01/2011 to 04/29/2011........    11.344600        12.307574                0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
 05/02/2011 to 12/31/2011........    12.270909        10.519544        1,129,750
 01/01/2012 to 12/31/2012........    10.519544        12.127408          937,405
 01/01/2013 to 12/31/2013........    12.127408        15.510777          823,507
 01/01/2014 to 12/31/2014........    15.510777        16.097579          691,920
 01/01/2015 to 12/31/2015........    16.097579        15.578360          664,984
 01/01/2016 to 12/31/2016........    15.578360        16.766131          580,938
 01/01/2017 to 12/31/2017........    16.766131        20.355988          491,787
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.346907         9.593358        1,281,491
 01/01/2009 to 12/31/2009........     9.593358        11.418798        2,122,728
 01/01/2010 to 12/31/2010........    11.418798        12.410524        2,701,417
 01/01/2011 to 12/31/2011........    12.410524        12.655310        2,230,550
 01/01/2012 to 12/31/2012........    12.655310        13.644486        2,405,812
 01/01/2013 to 12/31/2013........    13.644486        14.052541        2,063,489
 01/01/2014 to 12/31/2014........    14.052541        14.498577        1,748,130
 01/01/2015 to 12/31/2015........    14.498577        14.234630        1,436,249
 01/01/2016 to 12/31/2016........    14.234630        14.694631        1,381,880
 01/01/2017 to 12/31/2017........    14.694631        15.518633        1,291,477
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    11.776000         9.117849        4,841,696
 01/01/2009 to 12/31/2009........     9.117849        11.136599        5,864,291
 01/01/2010 to 12/31/2010........    11.136599        12.266003        6,329,377
 01/01/2011 to 12/31/2011........    12.266003        12.241007        5,893,030
 01/01/2012 to 12/31/2012........    12.241007        13.473681        5,496,820
 01/01/2013 to 12/31/2013........    13.473681        14.760016        4,876,618
 01/01/2014 to 12/31/2014........    14.760016        15.294768        4,265,302
 01/01/2015 to 12/31/2015........    15.294768        14.942651        3,654,807
 01/01/2016 to 12/31/2016........    14.942651        15.655401        3,238,072
 01/01/2017 to 12/31/2017........    15.655401        17.106890        2,725,153
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    12.245653         8.630461       18,654,307
 01/01/2009 to 12/31/2009........     8.630461        10.784503       20,856,443
 01/01/2010 to 12/31/2010........    10.784503        12.053382       19,907,332
 01/01/2011 to 12/31/2011........    12.053382        11.741010       19,016,887
 01/01/2012 to 12/31/2012........    11.741010        13.129661       17,877,599
 01/01/2013 to 12/31/2013........    13.129661        15.298524       17,030,046
 01/01/2014 to 12/31/2014........    15.298524        15.871529       15,229,746
 01/01/2015 to 12/31/2015........    15.871529        15.475648       13,157,578
 01/01/2016 to 12/31/2016........    15.475648        16.369327       11,968,259
 01/01/2017 to 12/31/2017........    16.369327        18.548077       10,634,253
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that
Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998630         7.040915          157,976
 01/01/2009 to 12/31/2009........     7.040915         8.938760          336,003
 01/01/2010 to 12/31/2010........     8.938760         9.714568          351,790
 01/01/2011 to 12/31/2011........     9.714568         9.425241          417,276
 01/01/2012 to 12/31/2012........     9.425241        10.808310          403,004
 01/01/2013 to 04/26/2013........    10.808310        11.641270                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife
Growth Strategy Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.716851        13.369520          381,728
 01/01/2014 to 04/25/2014........    13.369520        13.321798                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    12.707971         8.142692       20,978,386
 01/01/2009 to 12/31/2009........     8.142692        10.381142       21,384,433
 01/01/2010 to 12/31/2010........    10.381142        11.759227       20,394,724
 01/01/2011 to 12/31/2011........    11.759227        11.175388       19,203,540
 01/01/2012 to 12/31/2012........    11.175388        12.733906       17,987,804
 01/01/2013 to 12/31/2013........    12.733906        15.633082       16,463,317
 01/01/2014 to 12/31/2014........    15.633082        16.245925       15,107,484
 01/01/2015 to 12/31/2015........    16.245925        15.771983       14,309,819
 01/01/2016 to 12/31/2016........    15.771983        16.844057       13,995,010
 01/01/2017 to 12/31/2017........    16.844057        19.822959       12,909,577
Brighthouse Balanced Plus (previously MetLife Balanced Plus Sub-Account)
 04/30/2012 to 12/31/2012........    10.016321        10.491570          100,038
 01/01/2013 to 12/31/2013........    10.491570        11.849291          442,686
 01/01/2014 to 12/31/2014........    11.849291        12.831145          519,588
 01/01/2015 to 12/31/2015........    12.831145        12.153791          444,599
 01/01/2016 to 12/31/2016........    12.153791        13.006839          456,725
 01/01/2017 to 12/31/2017........    13.006839        15.200645          483,445
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class B))
 01/01/2008 to 12/31/2008........     3.663992         1.949082        3,827,783
 01/01/2009 to 12/31/2009........     1.949082         2.717881        3,809,231
 01/01/2010 to 12/31/2010........     2.717881         3.080312        3,424,978
 01/01/2011 to 12/31/2011........     3.080312         3.239570        2,951,043
 01/01/2012 to 12/31/2012........     3.239570         3.569631        2,591,554
 01/01/2013 to 12/31/2013........     3.569631         4.812350        2,459,503
 01/01/2014 to 12/31/2014........     4.812350         4.832127        2,251,388
 01/01/2015 to 12/31/2015........     4.832127         4.310881        2,153,563
 01/01/2016 to 12/31/2016........     4.310881         5.221703        1,844,433
 01/01/2017 to 12/31/2017........     5.221703         5.803668        1,644,728
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E) (previously Met/Artisan Mid
Cap Value Sub-Account) (Class E))
 01/01/2008 to 12/31/2008........     3.748720         1.996133        9,023,233

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.996133         2.786207        7,754,377
 01/01/2010 to 12/31/2010........     2.786207         3.160846        6,856,620
 01/01/2011 to 12/31/2011........     3.160846         3.327626        6,253,911
 01/01/2012 to 12/31/2012........     3.327626         3.670354        5,909,493
 01/01/2013 to 12/31/2013........     3.670354         4.953232        5,140,427
 01/01/2014 to 12/31/2014........     4.953232         4.978518        4,413,344
 01/01/2015 to 12/31/2015........     4.978518         4.445834        3,895,377
 01/01/2016 to 12/31/2016........     4.445834         5.390685        3,497,750
 01/01/2017 to 12/31/2017........     5.390685         5.997598        3,152,897
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
 05/02/2011 to 12/31/2011........     9.988288         9.776927           16,602
 01/01/2012 to 12/31/2012........     9.776927        10.079465           38,560
 01/01/2013 to 12/31/2013........    10.079465        10.069796          385,668
 01/01/2014 to 12/31/2014........    10.069796        10.049897          402,560
 01/01/2015 to 12/31/2015........    10.049897         9.863272          466,333
 01/01/2016 to 12/31/2016........     9.863272        10.045963          398,485
 01/01/2017 to 12/31/2017........    10.045963        10.053625          375,172
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
 01/01/2008 to 12/31/2008........    45.194447        33.489217           66,776
 01/01/2009 to 12/31/2009........    33.489217        38.695979           69,920
 01/01/2010 to 12/31/2010........    38.695979        41.774994           64,613
 01/01/2011 to 12/31/2011........    41.774994        42.737813           67,326
 01/01/2012 to 12/31/2012........    42.737813        47.314335           62,727
 01/01/2013 to 12/31/2013........    47.314335        56.201236           58,967
 01/01/2014 to 12/31/2014........    56.201236        61.209001           51,655
 01/01/2015 to 12/31/2015........    61.209001        61.835738           48,155
 01/01/2016 to 12/31/2016........    61.835738        65.184203           46,475
 01/01/2017 to 12/31/2017........    65.184203        73.938082           44,424
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........     3.945957         2.356788       15,140,648
 01/01/2009 to 12/31/2009........     2.356788         3.064189       17,646,038
 01/01/2010 to 12/31/2010........     3.064189         3.380542       17,035,982
 01/01/2011 to 12/31/2011........     3.380542         3.196107       15,787,753
 01/01/2012 to 12/31/2012........     3.196107         3.554421       14,020,582
 01/01/2013 to 12/31/2013........     3.554421         4.681249       12,321,419
 01/01/2014 to 12/31/2014........     4.681249         5.101752       10,754,828
 01/01/2015 to 12/31/2015........     5.101752         5.146280        9,225,465
 01/01/2016 to 12/31/2016........     5.146280         5.440933        7,774,215
 01/01/2017 to 12/31/2017........     5.440933         6.384249        6,657,164
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E) (previously
Met/Wellington Core Equity Opportunities Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........     3.992908         2.387277        9,640,224
 01/01/2009 to 12/31/2009........     2.387277         3.107999        8,546,405
 01/01/2010 to 12/31/2010........     3.107999         3.432112        7,728,299
 01/01/2011 to 12/31/2011........     3.432112         3.247910        7,270,084
 01/01/2012 to 12/31/2012........     3.247910         3.614740        7,202,630
 01/01/2013 to 12/31/2013........     3.614740         4.766752        6,358,061
 01/01/2014 to 12/31/2014........     4.766752         5.199312        5,175,668
 01/01/2015 to 12/31/2015........     5.199312         5.251105        4,543,819
 01/01/2016 to 12/31/2016........     5.251105         5.556778        4,110,636
 01/01/2017 to 12/31/2017........     5.556778         6.526242        3,762,630
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     8.172470         5.059671          498,037
 01/01/2009 to 12/31/2009........     5.059671         5.956039          599,816
 01/01/2010 to 12/31/2010........     5.956039         6.614679          612,257
 01/01/2011 to 12/31/2011........     6.614679         6.549353          685,594
 01/01/2012 to 12/31/2012........     6.549353         7.335075          670,294
 01/01/2013 to 12/31/2013........     7.335075         9.727387          582,564
 01/01/2014 to 12/31/2014........     9.727387        10.903925          602,193
 01/01/2015 to 12/31/2015........    10.903925        11.252413          459,255
 01/01/2016 to 12/31/2016........    11.252413        12.032483          405,688
 01/01/2017 to 12/31/2017........    12.032483        14.490582          409,686
Clarion Global Real Estate Sub-Account
 01/01/2008 to 12/31/2008........    16.391631         9.441537        1,291,536
 01/01/2009 to 12/31/2009........     9.441537        12.563014        1,362,212
 01/01/2010 to 12/31/2010........    12.563014        14.405357        1,196,774
 01/01/2011 to 12/31/2011........    14.405357        13.432007        1,104,094
 01/01/2012 to 12/31/2012........    13.432007        16.711687        1,020,006
 01/01/2013 to 12/31/2013........    16.711687        17.089267          991,307
 01/01/2014 to 12/31/2014........    17.089267        19.116105          938,217
 01/01/2015 to 12/31/2015........    19.116105        18.614052          860,891
 01/01/2016 to 12/31/2016........    18.614052        18.543455          799,124
 01/01/2017 to 12/31/2017........    18.543455        20.281571          734,363
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.800159         0.481605        3,942,039
 01/01/2009 to 12/31/2009........     0.481605         0.632396        3,781,194
 01/01/2010 to 12/31/2010........     0.632396         0.773103        3,949,399
 01/01/2011 to 12/31/2011........     0.773103         0.788314        2,575,451
 01/01/2012 to 12/31/2012........     0.788314         0.922549        2,252,941
 01/01/2013 to 12/31/2013........     0.922549         1.326564        2,718,983
 01/01/2014 to 12/31/2014........     1.326564         1.557597       12,342,700
 01/01/2015 to 12/31/2015........     1.557597         1.476159       11,406,382
 01/01/2016 to 12/31/2016........     1.476159         1.496899       10,109,765
 01/01/2017 to 12/31/2017........     1.496899         1.750492        8,190,800
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 01/01/2008 to 12/31/2008........   185.959018       106.518462           51,081
 01/01/2009 to 12/31/2009........   106.518462       150.276235           87,351
 01/01/2010 to 12/31/2010........   150.276235       162.356482           92,374
 01/01/2011 to 12/31/2011........   162.356482       148.245678           86,771
 01/01/2012 to 12/31/2012........   148.245678       179.356423           80,130
 01/01/2013 to 12/31/2013........   179.356423       228.116511           71,885
 01/01/2014 to 04/25/2014........   228.116511       237.651485                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 01/01/2008 to 12/31/2008........     9.426397         4.224768          150,971
 01/01/2009 to 12/31/2009........     4.224768         5.756508          138,218
 01/01/2010 to 12/31/2010........     5.756508         6.102009          123,491
 01/01/2011 to 04/29/2011........     6.102009         6.491500                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.656175         0.595812        4,917,291
 01/01/2012 to 12/31/2012........     0.595812         0.697615        4,499,856
 01/01/2013 to 12/31/2013........     0.697615         1.004831        4,118,450
 01/01/2014 to 12/31/2014........     1.004831         1.180348        5,427,252
 01/01/2015 to 12/31/2015........     1.180348         1.119215        5,032,099
 01/01/2016 to 12/31/2016........     1.119215         1.136664        4,657,716

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2017 to 12/31/2017........     1.136664         1.330745        4,076,583
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 01/01/2008 to 12/31/2008........     0.951750         0.426925        3,159,930
 01/01/2009 to 12/31/2009........     0.426925         0.581678        2,706,638
 01/01/2010 to 12/31/2010........     0.581678         0.616818        2,476,561
 01/01/2011 to 04/29/2011........     0.616818         0.656242                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    51.958765        27.790242           47,414
 01/01/2009 to 12/31/2009........    27.790242        40.909857           71,435
 01/01/2010 to 12/31/2010........    40.909857        46.459780           67,411
 01/01/2011 to 12/31/2011........    46.459780        44.395083           64,173
 01/01/2012 to 12/31/2012........    44.395083        48.528439           53,608
 01/01/2013 to 12/31/2013........    48.528439        63.470036           49,492
 01/01/2014 to 12/31/2014........    63.470036        69.498811           47,871
 01/01/2015 to 12/31/2015........    69.498811        70.422896           43,034
 01/01/2016 to 12/31/2016........    70.422896        73.135138           43,036
 01/01/2017 to 12/31/2017........    73.135138        90.239611           41,588
Harris Oakmark International Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.967885         1.148829       13,603,260
 01/01/2009 to 12/31/2009........     1.148829         1.759275       14,227,364
 01/01/2010 to 12/31/2010........     1.759275         2.022714       14,604,759
 01/01/2011 to 12/31/2011........     2.022714         1.712860       14,251,865
 01/01/2012 to 12/31/2012........     1.712860         2.186281       13,187,196
 01/01/2013 to 12/31/2013........     2.186281         2.817437       11,504,903
 01/01/2014 to 12/31/2014........     2.817437         2.621336       11,142,439
 01/01/2015 to 12/31/2015........     2.621336         2.471711       10,663,239
 01/01/2016 to 12/31/2016........     2.471711         2.640624        9,773,141
 01/01/2017 to 12/31/2017........     2.640624         3.401451        8,249,012
Harris Oakmark International Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     1.979689         1.156859        3,093,649
 01/01/2009 to 12/31/2009........     1.156859         1.773908        2,723,421
 01/01/2010 to 12/31/2010........     1.773908         2.041042        2,546,809
 01/01/2011 to 12/31/2011........     2.041042         1.731117        2,764,741
 01/01/2012 to 12/31/2012........     1.731117         2.209913        2,549,983
 01/01/2013 to 12/31/2013........     2.209913         2.851343        2,266,524
 01/01/2014 to 12/31/2014........     2.851343         2.656384        2,025,405
 01/01/2015 to 12/31/2015........     2.656384         2.506542        1,938,794
 01/01/2016 to 12/31/2016........     2.506542         2.681110        1,750,695
 01/01/2017 to 12/31/2017........     2.681110         3.456142        1,688,073
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010738         1.049071        1,432,787
 01/01/2013 to 12/31/2013........     1.049071         1.055319        1,581,207
 01/01/2014 to 12/31/2014........     1.055319         1.100373        1,451,420
 01/01/2015 to 12/31/2015........     1.100373         1.041009        1,401,003
 01/01/2016 to 12/31/2016........     1.041009         1.148533        1,836,711
 01/01/2017 to 12/31/2017........     1.148533         1.247738        1,686,002
Invesco Small Cap Growth Sub-account
 01/01/2008 to 12/31/2008........     1.618231         0.979157        1,827,763
 01/01/2009 to 12/31/2009........     0.979157         1.294030        1,829,339
 01/01/2010 to 12/31/2010........     1.294030         1.612572        1,696,355
 01/01/2011 to 12/31/2011........     1.612572         1.575364        1,445,865
 01/01/2012 to 12/31/2012........     1.575364         1.839312        1,200,764

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.839312         2.546253        1,297,521
 01/01/2014 to 12/31/2014........     2.546253         2.713552        1,094,327
 01/01/2015 to 12/31/2015........     2.713552         2.634026        1,059,391
 01/01/2016 to 12/31/2016........     2.634026         2.898755          964,059
 01/01/2017 to 12/31/2017........     2.898755         3.588063          836,782
Jennison Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     0.549049         0.344049        2,054,526
 01/01/2009 to 12/31/2009........     0.344049         0.474201        2,794,944
 01/01/2010 to 12/31/2010........     0.474201         0.521296        2,999,593
 01/01/2011 to 12/31/2011........     0.521296         0.515975        3,581,588
 01/01/2012 to 12/31/2012........     0.515975         0.588802        6,617,351
 01/01/2013 to 12/31/2013........     0.588802         0.795082        5,245,970
 01/01/2014 to 12/31/2014........     0.795082         0.853858        4,308,739
 01/01/2015 to 12/31/2015........     0.853858         0.932126        4,300,392
 01/01/2016 to 12/31/2016........     0.932126         0.919352        3,519,131
 01/01/2017 to 12/31/2017........     0.919352         1.243806        2,991,755
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2008 to 12/31/2008........    10.427689         5.566975          167,099
 01/01/2009 to 12/31/2009........     5.566975         7.900505          235,176
 01/01/2010 to 12/31/2010........     7.900505         8.535561          239,432
 01/01/2011 to 12/31/2011........     8.535561         8.313362          249,730
 01/01/2012 to 04/27/2012........     8.313362         9.357068                0
Jennison Growth Sub-Account (Class E)
 01/01/2008 to 12/31/2008........     0.551393         0.345371        3,032,319
 01/01/2009 to 12/31/2009........     0.345371         0.477110        3,076,118
 01/01/2010 to 12/31/2010........     0.477110         0.525096        2,027,786
 01/01/2011 to 12/31/2011........     0.525096         0.520179        2,088,516
 01/01/2012 to 12/31/2012........     0.520179         0.593711        2,560,766
 01/01/2013 to 12/31/2013........     0.593711         0.802715        2,254,256
 01/01/2014 to 12/31/2014........     0.802715         0.862958        2,083,129
 01/01/2015 to 12/31/2015........     0.862958         0.943127        1,974,545
 01/01/2016 to 12/31/2016........     0.943127         0.931287        1,669,745
 01/01/2017 to 12/31/2017........     0.931287         1.261178        1,419,338
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012792         1.051119          452,218
 01/01/2013 to 12/31/2013........     1.051119         1.152112        1,048,091
 01/01/2014 to 12/31/2014........     1.152112         1.217170        1,136,448
 01/01/2015 to 12/31/2015........     1.217170         1.212800        1,474,873
 01/01/2016 to 12/31/2016........     1.212800         1.232503        1,279,901
 01/01/2017 to 12/31/2017........     1.232503         1.419990        1,094,790
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    13.119581        14.433436          222,632
 01/01/2014 to 12/31/2014........    14.433436        14.748355          191,910
 01/01/2015 to 12/31/2015........    14.748355        14.743967          180,866
 01/01/2016 to 12/31/2016........    14.743967        15.256401          189,525
 01/01/2017 to 12/31/2017........    15.256401        18.528227          151,099
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998630         7.994633           59,148
 01/01/2009 to 12/31/2009........     7.994633        10.092455          155,048
 01/01/2010 to 12/31/2010........    10.092455        11.145264          182,523
 01/01/2011 to 12/31/2011........    11.145264        11.242009          196,396
 01/01/2012 to 12/31/2012........    11.242009        12.488569          198,893
 01/01/2013 to 04/26/2013........    12.488569        13.042235                0

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   3.599707         2.273086          3,081,470
 01/01/2009 to 12/31/2009........   2.273086         2.916671          3,706,326
 01/01/2010 to 12/31/2010........   2.916671         3.664212          3,375,046
 01/01/2011 to 12/31/2011........   3.664212         3.631046          3,090,626
 01/01/2012 to 12/31/2012........   3.631046         4.097335          2,812,733
 01/01/2013 to 12/31/2013........   4.097335         5.692758          2,574,800
 01/01/2014 to 12/31/2014........   5.692758         5.818919          2,320,631
 01/01/2015 to 12/31/2015........   5.818919         5.646515          2,091,731
 01/01/2016 to 12/31/2016........   5.646515         6.634346          1,837,349
 01/01/2017 to 12/31/2017........   6.634346         7.532214          1,586,449
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   3.636804         2.298822          2,756,341
 01/01/2009 to 12/31/2009........   2.298822         2.952505          2,452,532
 01/01/2010 to 12/31/2010........   2.952505         3.713034          2,081,744
 01/01/2011 to 12/31/2011........   3.713034         3.683159          1,813,908
 01/01/2012 to 12/31/2012........   3.683159         4.160195          1,739,133
 01/01/2013 to 12/31/2013........   4.160195         5.785922          1,578,041
 01/01/2014 to 12/31/2014........   5.785922         5.919808          1,371,095
 01/01/2015 to 12/31/2015........   5.919808         5.750353          1,246,126
 01/01/2016 to 12/31/2016........   5.750353         6.762995          1,134,463
 01/01/2017 to 12/31/2017........   6.762995         7.685890          1,020,941
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.128859         0.654279          7,451,310
 01/01/2009 to 12/31/2009........   0.654279         0.837903          7,584,299
 01/01/2010 to 12/31/2010........   0.837903         1.086898          6,509,328
 01/01/2011 to 12/31/2011........   1.086898         1.102892          5,784,935
 01/01/2012 to 12/31/2012........   1.102892         1.207771          5,224,783
 01/01/2013 to 12/31/2013........   1.207771         1.769832          4,589,607
 01/01/2014 to 12/31/2014........   1.769832         1.764183          4,282,887
 01/01/2015 to 12/31/2015........   1.764183         1.767133          3,554,537
 01/01/2016 to 12/31/2016........   1.767133         1.850716          3,601,545
 01/01/2017 to 12/31/2017........   1.850716         2.315491          3,258,359
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.400491         1.460924         14,987,637
 01/01/2009 to 12/31/2009........   1.460924         1.514621         15,043,646
 01/01/2010 to 12/31/2010........   1.514621         1.580968         14,660,129
 01/01/2011 to 12/31/2011........   1.580968         1.675093         12,535,544
 01/01/2012 to 12/31/2012........   1.675093         1.714138         12,175,952
 01/01/2013 to 12/31/2013........   1.714138         1.649988         12,332,947
 01/01/2014 to 12/31/2014........   1.649988         1.718758         11,854,490
 01/01/2015 to 12/31/2015........   1.718758         1.698927         10,530,132
 01/01/2016 to 12/31/2016........   1.698927         1.713730          9,926,678
 01/01/2017 to 12/31/2017........   1.713730         1.742667          9,148,028
MetLife Mid Cap Stock Index Sub-Account
 01/01/2008 to 12/31/2008........   1.674142         1.051844          8,043,722
 01/01/2009 to 12/31/2009........   1.051844         1.420797          8,687,411
 01/01/2010 to 12/31/2010........   1.420797         1.767908          7,582,521
 01/01/2011 to 12/31/2011........   1.767908         1.707800          6,776,984
 01/01/2012 to 12/31/2012........   1.707800         1.978734          6,437,059
 01/01/2013 to 12/31/2013........   1.978734         2.595710          5,784,868
 01/01/2014 to 12/31/2014........   2.595710         2.799954          5,447,504
 01/01/2015 to 12/31/2015........   2.799954         2.692686          4,908,211

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2016 to 12/31/2016........     2.692686         3.194768        4,475,795
 01/01/2017 to 12/31/2017........     3.194768         3.648295        3,995,731
MetLife MSCI EAFE(Reg. TM) Index Sub-Account (previously Index MSCI EAFE(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.692742         0.966221       11,913,657
 01/01/2009 to 12/31/2009........     0.966221         1.224149       12,026,884
 01/01/2010 to 12/31/2010........     1.224149         1.304612       11,781,624
 01/01/2011 to 12/31/2011........     1.304612         1.125462       10,784,562
 01/01/2012 to 12/31/2012........     1.125462         1.311735       10,299,695
 01/01/2013 to 12/31/2013........     1.311735         1.574230        9,793,319
 01/01/2014 to 12/31/2014........     1.574230         1.457233        9,356,549
 01/01/2015 to 12/31/2015........     1.457233         1.420712        8,595,142
 01/01/2016 to 12/31/2016........     1.420712         1.417096        8,098,881
 01/01/2017 to 12/31/2017........     1.417096         1.743911        7,111,493
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.805236        11.309737            6,012
 01/01/2014 to 12/31/2014........    11.309737        12.203619           32,639
 01/01/2015 to 12/31/2015........    12.203619        11.905976           76,039
 01/01/2016 to 12/31/2016........    11.905976        12.270887           82,132
 01/01/2017 to 12/31/2017........    12.270887        14.002537           68,359
MetLife Russell 2000(Reg. TM) Index Sub-Account (previously Russell 2000(Reg. TM)
Index Sub-Account)
 01/01/2008 to 12/31/2008........     1.807382         1.183877        7,487,946
 01/01/2009 to 12/31/2009........     1.183877         1.469189        7,665,060
 01/01/2010 to 12/31/2010........     1.469189         1.836584        7,228,201
 01/01/2011 to 12/31/2011........     1.836584         1.736057        6,591,657
 01/01/2012 to 12/31/2012........     1.736057         1.989571        6,370,694
 01/01/2013 to 12/31/2013........     1.989571         2.715088        6,031,023
 01/01/2014 to 12/31/2014........     2.715088         2.809569        5,409,910
 01/01/2015 to 12/31/2015........     2.809569         2.650039        4,962,526
 01/01/2016 to 12/31/2016........     2.650039         3.165729        4,512,478
 01/01/2017 to 12/31/2017........     3.165729         3.576438        4,135,055
MetLife Stock Index Sub-Account
 01/01/2008 to 12/31/2008........     4.566380         2.829263        4,608,552
 01/01/2009 to 12/31/2009........     2.829263         3.518369        4,869,190
 01/01/2010 to 12/31/2010........     3.518369         3.978174        4,501,296
 01/01/2011 to 12/31/2011........     3.978174         3.993103        4,349,498
 01/01/2012 to 12/31/2012........     3.993103         4.551638        4,186,301
 01/01/2013 to 12/31/2013........     4.551638         5.919993        4,041,526
 01/01/2014 to 12/31/2014........     5.919993         6.612264        3,709,003
 01/01/2015 to 12/31/2015........     6.612264         6.589765        3,286,809
 01/01/2016 to 12/31/2016........     6.589765         7.248668        3,057,200
 01/01/2017 to 12/31/2017........     7.248668         8.678834        2,818,422
MFS(Reg. TM) Research International Sub-Account
 01/01/2008 to 12/31/2008........     1.830665         1.041955       14,239,333
 01/01/2009 to 12/31/2009........     1.041955         1.353830       15,823,211
 01/01/2010 to 12/31/2010........     1.353830         1.489501       15,139,814
 01/01/2011 to 12/31/2011........     1.489501         1.313426       14,293,130
 01/01/2012 to 12/31/2012........     1.313426         1.513734       13,291,392
 01/01/2013 to 12/31/2013........     1.513734         1.782816       12,029,888
 01/01/2014 to 12/31/2014........     1.782816         1.638311       11,369,396
 01/01/2015 to 12/31/2015........     1.638311         1.589260       10,455,877
 01/01/2016 to 12/31/2016........     1.589260         1.555779        9,631,642
 01/01/2017 to 12/31/2017........     1.555779         1.969105        7,920,020
MFS(Reg. TM) Total Return Sub-Account

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   4.739479         3.634454         3,543,635
 01/01/2009 to 12/31/2009........   3.634454         4.246281         3,157,512
 01/01/2010 to 12/31/2010........   4.246281         4.604431         2,934,643
 01/01/2011 to 12/31/2011........   4.604431         4.645523         2,627,716
 01/01/2012 to 12/31/2012........   4.645523         5.106299         2,418,823
 01/01/2013 to 12/31/2013........   5.106299         5.985860         2,359,481
 01/01/2014 to 12/31/2014........   5.985860         6.405921         2,025,717
 01/01/2015 to 12/31/2015........   6.405921         6.301065         1,852,820
 01/01/2016 to 12/31/2016........   6.301065         6.778048         1,641,876
 01/01/2017 to 12/31/2017........   6.778048         7.508609         1,467,831
MFS(Reg. TM) Value Portfolio II Sub-Account (Class B) (previously BlackRock Large
Cap Value Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   1.479171         0.947887         4,611,228
 01/01/2009 to 12/31/2009........   0.947887         1.039592         6,266,744
 01/01/2010 to 12/31/2010........   1.039592         1.118318         6,147,492
 01/01/2011 to 12/31/2011........   1.118318         1.127094         6,185,723
 01/01/2012 to 12/31/2012........   1.127094         1.268505         6,669,554
 01/01/2013 to 12/31/2013........   1.268505         1.650442         6,427,838
 01/01/2014 to 12/31/2014........   1.650442         1.788072         6,301,723
 01/01/2015 to 12/31/2015........   1.788072         1.656760         6,078,740
 01/01/2016 to 12/31/2016........   1.656760         1.932273         5,317,993
 01/01/2017 to 12/31/2017........   1.932273         2.048631         5,148,298
MFS(Reg. TM) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large
Cap Value Sub-Account (Class E))
 01/01/2008 to 12/31/2008........   1.487653         0.954361         2,761,095
 01/01/2009 to 12/31/2009........   0.954361         1.047847         2,363,604
 01/01/2010 to 12/31/2010........   1.047847         1.127999         2,186,479
 01/01/2011 to 12/31/2011........   1.127999         1.137714         1,883,220
 01/01/2012 to 12/31/2012........   1.137714         1.282352         2,004,593
 01/01/2013 to 12/31/2013........   1.282352         1.670236         1,974,155
 01/01/2014 to 12/31/2014........   1.670236         1.810972         1,629,365
 01/01/2015 to 12/31/2015........   1.810972         1.679970         1,463,434
 01/01/2016 to 12/31/2016........   1.679970         1.960060         1,403,769
 01/01/2017 to 12/31/2017........   1.960060         2.081236         1,144,189
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.415881         0.926991         8,306,094
 01/01/2009 to 12/31/2009........   0.926991         1.103925         9,631,520
 01/01/2010 to 12/31/2010........   1.103925         1.212096         9,994,817
 01/01/2011 to 12/31/2011........   1.212096         1.204718         9,277,593
 01/01/2012 to 12/31/2012........   1.204718         1.383816         7,845,415
 01/01/2013 to 12/31/2013........   1.383816         1.850228         9,730,401
 01/01/2014 to 12/31/2014........   1.850228         2.020236         8,445,574
 01/01/2015 to 12/31/2015........   2.020236         1.987867         8,167,437
 01/01/2016 to 12/31/2016........   1.987867         2.239892         8,037,752
 01/01/2017 to 12/31/2017........   2.239892         2.601085         7,796,361
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   3.261051         1.961196         1,663,788
 01/01/2009 to 12/31/2009........   1.961196         2.352990         1,729,121
 01/01/2010 to 12/31/2010........   2.352990         2.655554         1,634,497
 01/01/2011 to 12/31/2011........   2.655554         2.455195         1,606,290
 01/01/2012 to 12/31/2012........   2.455195         2.799639         1,471,736
 01/01/2013 to 04/26/2013........   2.799639         3.083746                 0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998630         6.606975            47,087
 01/01/2009 to 12/31/2009........   6.606975         8.148575           117,516

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   8.148575           8.934468          131,573
 01/01/2011 to 12/31/2011........   8.934468           8.775455          147,071
 01/01/2012 to 12/31/2012........   8.775455           9.871855          125,028
 01/01/2013 to 04/26/2013........   9.871855          10.818884                0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.428431           0.936508        4,685,072
 01/01/2009 to 12/31/2009........   0.936508           1.116052        4,618,016
 01/01/2010 to 12/31/2010........   1.116052           1.226228        4,379,462
 01/01/2011 to 12/31/2011........   1.226228           1.220786        3,779,837
 01/01/2012 to 12/31/2012........   1.220786           1.403177        3,739,041
 01/01/2013 to 12/31/2013........   1.403177           1.879550        5,223,767
 01/01/2014 to 12/31/2014........   1.879550           2.053479        4,618,595
 01/01/2015 to 12/31/2015........   2.053479           2.022484        3,967,965
 01/01/2016 to 12/31/2016........   2.022484           2.281005        3,448,233
 01/01/2017 to 12/31/2017........   2.281005           2.653720        3,079,945
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2008 to 12/31/2008........   3.300077           1.986910        1,215,193
 01/01/2009 to 12/31/2009........   1.986910           2.387223        1,021,048
 01/01/2010 to 12/31/2010........   2.387223           2.696996          919,043
 01/01/2011 to 12/31/2011........   2.696996           2.495825          906,982
 01/01/2012 to 12/31/2012........   2.495825           2.848880          873,773
 01/01/2013 to 04/26/2013........   2.848880           3.139099                0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.313151           1.526629        3,444,895
 01/01/2011 to 12/31/2011........   1.526629           1.403341        2,947,057
 01/01/2012 to 12/31/2012........   1.403341           1.514449        2,729,907
 01/01/2013 to 12/31/2013........   1.514449           2.079295        2,302,417
 01/01/2014 to 12/31/2014........   2.079295           2.074291        2,212,868
 01/01/2015 to 12/31/2015........   2.074291           1.945632        2,058,803
 01/01/2016 to 12/31/2016........   1.945632           1.758902        1,840,793
 01/01/2017 to 12/31/2017........   1.758902           2.430435        1,619,037
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2008 to 12/31/2008........   2.068418           0.910364        3,198,705
 01/01/2009 to 12/31/2009........   0.910364           1.200530        3,495,348
 01/01/2010 to 04/30/2010........   1.200530           1.299979                0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2008 to 12/31/2008........   2.048187           1.242823        4,134,957
 01/01/2009 to 12/31/2009........   1.242823           1.384911        4,298,051
 01/01/2010 to 12/31/2010........   1.384911           1.659607        3,991,633
 01/01/2011 to 12/31/2011........   1.659607           1.729288        3,458,824
 01/01/2012 to 12/31/2012........   1.729288           1.874252        2,913,779
 01/01/2013 to 12/31/2013........   1.874252           2.557836        3,879,162
 01/01/2014 to 12/31/2014........   2.557836           2.518472        3,683,239
 01/01/2015 to 12/31/2015........   2.518472           2.496637        3,175,450
 01/01/2016 to 12/31/2016........   2.496637           2.919156        2,872,970
 01/01/2017 to 12/31/2017........   2.919156           3.329514        2,584,655
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2008 to 12/31/2008........   1.583033           0.964552        4,493,691
 01/01/2009 to 12/31/2009........   0.964552           1.302750        4,384,075
 01/01/2010 to 12/31/2010........   1.302750           1.580673        3,904,797
 01/01/2011 to 12/31/2011........   1.580673           1.478714        3,462,764
 01/01/2012 to 12/31/2012........   1.478714           1.537436        3,246,151
 01/01/2013 to 04/26/2013........   1.537436           1.667799                0

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2008 to 12/31/2008........     2.060108         1.251164       11,254,485
 01/01/2009 to 12/31/2009........     1.251164         1.395279       10,519,987
 01/01/2010 to 12/31/2010........     1.395279         1.673556        9,153,087
 01/01/2011 to 12/31/2011........     1.673556         1.744679        8,117,201
 01/01/2012 to 12/31/2012........     1.744679         1.893490        7,817,628
 01/01/2013 to 12/31/2013........     1.893490         2.587536        7,800,433
 01/01/2014 to 12/31/2014........     2.587536         2.550518        6,640,745
 01/01/2015 to 12/31/2015........     2.550518         2.529617        5,802,360
 01/01/2016 to 12/31/2016........     2.529617         2.961357        5,238,749
 01/01/2017 to 12/31/2017........     2.961357         3.381358        4,644,676
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    20.558001        12.067810          328,343
 01/01/2009 to 12/31/2009........    12.067810        16.661401          368,412
 01/01/2010 to 12/31/2010........    16.661401        19.075224          371,598
 01/01/2011 to 12/31/2011........    19.075224        17.255289          362,215
 01/01/2012 to 12/31/2012........    17.255289        20.648122          341,586
 01/01/2013 to 12/31/2013........    20.648122        25.920515          340,331
 01/01/2014 to 12/31/2014........    25.920515        26.146919          320,039
 01/01/2015 to 12/31/2015........    26.146919        26.838370          298,482
 01/01/2016 to 12/31/2016........    26.838370        26.566211          290,348
 01/01/2017 to 12/31/2017........    26.566211        35.875221          243,086
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998630         6.576079           16,265
 01/01/2009 to 12/31/2009........     6.576079         8.612912           39,641
 01/01/2010 to 12/31/2010........     8.612912         9.157401           46,058
 01/01/2011 to 12/31/2011........     9.157401         8.420132           53,243
 01/01/2012 to 12/31/2012........     8.420132        10.162159           75,523
 01/01/2013 to 04/26/2013........    10.162159        10.808590                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999829         1.036661           14,262
 01/01/2015 to 12/31/2015........     1.036661         0.967711           56,550
 01/01/2016 to 12/31/2016........     0.967711         1.061993          440,593
 01/01/2017 to 12/31/2017........     1.061993         1.180965          505,584
PIMCO Inflation Protection Bond Sub-Account
 01/01/2008 to 12/31/2008........    12.215182        11.231981        1,054,294
 01/01/2009 to 12/31/2009........    11.231981        13.094502        1,613,884
 01/01/2010 to 12/31/2010........    13.094502        13.935515        1,771,802
 01/01/2011 to 12/31/2011........    13.935515        15.296151        1,760,309
 01/01/2012 to 12/31/2012........    15.296151        16.484512        1,848,457
 01/01/2013 to 12/31/2013........    16.484512        14.769772        1,485,438
 01/01/2014 to 12/31/2014........    14.769772        15.008299        1,320,000
 01/01/2015 to 12/31/2015........    15.008299        14.360910        1,126,888
 01/01/2016 to 12/31/2016........    14.360910        14.889357        1,001,718
 01/01/2017 to 12/31/2017........    14.889357        15.214816          951,051
PIMCO Total Return Sub-Account
 01/01/2008 to 12/31/2008........     1.346621         1.335298       53,339,495
 01/01/2009 to 12/31/2009........     1.335298         1.556458       55,937,260
 01/01/2010 to 12/31/2010........     1.556458         1.662717       57,401,705
 01/01/2011 to 12/31/2011........     1.662717         1.694164       52,839,717
 01/01/2012 to 12/31/2012........     1.694164         1.828115       51,382,652
 01/01/2013 to 12/31/2013........     1.828115         1.770825       48,927,205
 01/01/2014 to 12/31/2014........     1.770825         1.822135       43,336,034

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.822135         1.799591       37,142,975
 01/01/2016 to 12/31/2016........     1.799591         1.823616       32,459,208
 01/01/2017 to 12/31/2017........     1.823616         1.882081       30,440,798
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.788862        10.966708           51,144
 01/01/2013 to 12/31/2013........    10.966708        10.340997           44,189
 01/01/2014 to 12/31/2014........    10.340997        10.984254           61,046
 01/01/2015 to 12/31/2015........    10.984254        10.894459          155,952
 01/01/2016 to 12/31/2016........    10.894459        10.900850           87,502
 01/01/2017 to 12/31/2017........    10.900850        11.045694           84,642
Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) (previously
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    10.216514        10.764512           20,266
 01/01/2014 to 12/31/2014........    10.764512        11.549398           52,662
 01/01/2015 to 12/31/2015........    11.549398        11.263203           90,242
 01/01/2016 to 12/31/2016........    11.263203        11.631157           91,035
 01/01/2017 to 12/31/2017........    11.631157        13.379149           65,014
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010771         1.069250          276,497
 01/01/2013 to 12/31/2013........     1.069250         1.162736          663,254
 01/01/2014 to 12/31/2014........     1.162736         1.237159        1,040,104
 01/01/2015 to 12/31/2015........     1.237159         1.211051          926,716
 01/01/2016 to 12/31/2016........     1.211051         1.263618          976,310
 01/01/2017 to 12/31/2017........     1.263618         1.426369          756,281
SSGA Growth and Income ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.638374         8.613162          122,202
 01/01/2009 to 12/31/2009........     8.613162        10.623115          876,197
 01/01/2010 to 12/31/2010........    10.623115        11.775196        1,504,561
 01/01/2011 to 12/31/2011........    11.775196        11.752610        1,860,574
 01/01/2012 to 12/31/2012........    11.752610        13.096697        1,945,650
 01/01/2013 to 12/31/2013........    13.096697        14.606564        1,885,481
 01/01/2014 to 12/31/2014........    14.606564        15.263484        1,672,877
 01/01/2015 to 12/31/2015........    15.263484        14.777952        1,585,126
 01/01/2016 to 12/31/2016........    14.777952        15.438518        1,470,541
 01/01/2017 to 12/31/2017........    15.438518        17.665410        1,325,225
SSGA Growth ETF Sub-Account (Class B)
 01/01/2008 to 12/31/2008........    11.928919         7.896564          103,666
 01/01/2009 to 12/31/2009........     7.896564        10.067760          345,329
 01/01/2010 to 12/31/2010........    10.067760        11.350024          579,655
 01/01/2011 to 12/31/2011........    11.350024        10.970664          962,208
 01/01/2012 to 12/31/2012........    10.970664        12.462261        1,068,387
 01/01/2013 to 12/31/2013........    12.462261        14.531710        1,189,057
 01/01/2014 to 12/31/2014........    14.531710        15.123140        1,230,358
 01/01/2015 to 12/31/2015........    15.123140        14.590120        1,205,537
 01/01/2016 to 12/31/2016........    14.590120        15.400123        1,107,308
 01/01/2017 to 12/31/2017........    15.400123        18.195881        1,130,132
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2008 to 12/31/2008........     1.541110         0.882672        8,941,806
 01/01/2009 to 12/31/2009........     0.882672         1.246862        9,760,521
 01/01/2010 to 12/31/2010........     1.246862         1.437558        9,024,125
 01/01/2011 to 12/31/2011........     1.437558         1.400780        7,722,539
 01/01/2012 to 12/31/2012........     1.400780         1.641614        6,823,178
 01/01/2013 to 12/31/2013........     1.641614         2.249750        8,322,592
 01/01/2014 to 12/31/2014........     2.249750         2.417897        7,835,606

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   2.417897         2.638888          7,371,301
 01/01/2016 to 12/31/2016........   2.638888         2.646025          6,968,748
 01/01/2017 to 12/31/2017........   2.646025         3.488067          6,109,175
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2008 to 12/31/2008........   0.646824         0.354822          6,324,933
 01/01/2009 to 12/31/2009........   0.354822         0.557073          8,303,869
 01/01/2010 to 12/31/2010........   0.557073         0.702494          8,305,602
 01/01/2011 to 12/31/2011........   0.702494         0.625134          8,270,961
 01/01/2012 to 12/31/2012........   0.625134         0.692138          7,018,622
 01/01/2013 to 04/26/2013........   0.692138         0.724129                  0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   0.986943         0.587233         23,879,613
 01/01/2009 to 12/31/2009........   0.587233         0.843649         24,810,574
 01/01/2010 to 12/31/2010........   0.843649         1.063824         23,199,523
 01/01/2011 to 12/31/2011........   1.063824         1.033326         21,516,918
 01/01/2012 to 12/31/2012........   1.033326         1.160049         19,970,913
 01/01/2013 to 12/31/2013........   1.160049         1.564703         17,503,794
 01/01/2014 to 12/31/2014........   1.564703         1.742667         15,544,264
 01/01/2015 to 12/31/2015........   1.742667         1.835872         13,839,663
 01/01/2016 to 12/31/2016........   1.835872         1.925762         12,759,907
 01/01/2017 to 12/31/2017........   1.925762         2.372500         11,034,603
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2008 to 12/31/2008........   1.616706         1.016726          2,681,339
 01/01/2009 to 12/31/2009........   1.016726         1.392028          3,189,399
 01/01/2010 to 12/31/2010........   1.392028         1.851269          3,479,713
 01/01/2011 to 12/31/2011........   1.851269         1.854778          3,757,472
 01/01/2012 to 12/31/2012........   1.854778         2.123011          3,752,380
 01/01/2013 to 12/31/2013........   2.123011         3.022761          3,386,368
 01/01/2014 to 12/31/2014........   3.022761         3.183622          3,212,413
 01/01/2015 to 12/31/2015........   3.183622         3.221537          2,975,560
 01/01/2016 to 12/31/2016........   3.221537         3.546839          2,827,224
 01/01/2017 to 12/31/2017........   3.546839         4.292264          2,646,911
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett
Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
Sub-Account)
 01/01/2008 to 12/31/2008........   2.703203         1.402108          9,923,370
 01/01/2009 to 12/31/2009........   1.402108         2.045767         10,018,922
 01/01/2010 to 12/31/2010........   2.045767         2.546662          8,974,357
 01/01/2011 to 12/31/2011........   2.546662         2.347232          8,114,565
 01/01/2012 to 04/27/2012........   2.347232         2.596960                  0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   2.584319         2.659350          6,997,862
 01/01/2013 to 12/31/2013........   2.659350         3.422230          6,284,455
 01/01/2014 to 12/31/2014........   3.422230         3.705633          5,301,001
 01/01/2015 to 12/31/2015........   3.705633         3.330921          4,936,796
 01/01/2016 to 12/31/2016........   3.330921         3.799562          4,391,686
 01/01/2017 to 12/31/2017........   3.799562         4.108036          3,969,954
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   2.156764         1.805664          8,481,623
 01/01/2009 to 12/31/2009........   1.805664         2.351962          7,655,067
 01/01/2010 to 12/31/2010........   2.351962         2.612056          7,185,660
 01/01/2011 to 12/31/2011........   2.612056         2.730217          6,509,638
 01/01/2012 to 12/31/2012........   2.730217         3.000612          5,483,580
 01/01/2013 to 12/31/2013........   3.000612         2.987841          5,277,347

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   2.987841         3.106791          4,933,727
 01/01/2015 to 12/31/2015........   3.106791         3.006815          4,502,518
 01/01/2016 to 12/31/2016........   3.006815         3.215990          7,992,532
 01/01/2017 to 12/31/2017........   3.215990         3.428093          7,311,885
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
 01/01/2008 to 12/31/2008........   1.940078         1.559489         13,599,419
 01/01/2009 to 12/31/2009........   1.559489         2.106464         12,625,655
 01/01/2010 to 12/31/2010........   2.106464         2.350028         11,260,651
 01/01/2011 to 12/31/2011........   2.350028         2.424387         10,147,368
 01/01/2012 to 12/31/2012........   2.424387         2.704088          9,532,071
 01/01/2013 to 12/31/2013........   2.704088         2.883576          8,948,051
 01/01/2014 to 12/31/2014........   2.883576         2.985272          8,398,639
 01/01/2015 to 12/31/2015........   2.985272         2.884083          7,127,127
 01/01/2016 to 04/29/2016........   2.884083         2.973206                  0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   2.182804         1.829815          6,919,792
 01/01/2009 to 12/31/2009........   1.829815         2.384927          5,878,824
 01/01/2010 to 12/31/2010........   2.384927         2.652627          5,158,771
 01/01/2011 to 12/31/2011........   2.652627         2.774990          4,527,718
 01/01/2012 to 12/31/2012........   2.774990         3.049932          4,468,621
 01/01/2013 to 12/31/2013........   3.049932         3.040209          4,243,568
 01/01/2014 to 12/31/2014........   3.040209         3.164536          3,662,913
 01/01/2015 to 12/31/2015........   3.164536         3.065988          3,235,027
 01/01/2016 to 12/31/2016........   3.065988         3.284519          4,893,327
 01/01/2017 to 12/31/2017........   3.284519         3.502855          4,492,768
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2008 to 12/31/2008........   1.692572         1.662594         10,725,573
 01/01/2009 to 12/31/2009........   1.662594         1.708936         11,031,453
 01/01/2010 to 12/31/2010........   1.708936         1.780406         10,660,862
 01/01/2011 to 12/31/2011........   1.780406         1.850934          8,975,048
 01/01/2012 to 12/31/2012........   1.850934         1.883528          7,569,591
 01/01/2013 to 12/31/2013........   1.883528         1.843291          7,277,813
 01/01/2014 to 12/31/2014........   1.843291         1.866814          7,201,412
 01/01/2015 to 12/31/2015........   1.866814         1.849284          6,349,237
 01/01/2016 to 12/31/2016........   1.849284         1.844963          5,934,430
 01/01/2017 to 12/31/2017........   1.844963         1.852644          5,092,612
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2008 to 12/31/2008........   1.712175         1.683611          7,437,793
 01/01/2009 to 12/31/2009........   1.683611         1.732292          6,429,406
 01/01/2010 to 12/31/2010........   1.732292         1.807791          5,723,276
 01/01/2011 to 12/31/2011........   1.807791         1.879693          5,490,461
 01/01/2012 to 12/31/2012........   1.879693         1.914644          5,384,430
 01/01/2013 to 12/31/2013........   1.914644         1.876688          4,501,230
 01/01/2014 to 12/31/2014........   1.876688         1.900892          3,921,503
 01/01/2015 to 12/31/2015........   1.900892         1.884749          3,359,496
 01/01/2016 to 12/31/2016........   1.884749         1.883643          2,797,536
 01/01/2017 to 12/31/2017........   1.883643         1.893226          2,560,598

                                             AMERICAN FORERUNNER - 1.5
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 01/01/2008 to 12/31/2008........    15.686896        14.008133        1,018,827
 01/01/2009 to 12/31/2009........    14.008133        15.539138        1,255,918
 01/01/2010 to 12/31/2010........    15.539138        16.294330        1,273,489
 01/01/2011 to 12/31/2011........    16.294330        17.032138        1,183,274
 01/01/2012 to 12/31/2012........    17.032138        17.678788        1,131,418
 01/01/2013 to 12/31/2013........    17.678788        17.039693        1,041,358
 01/01/2014 to 12/31/2014........    17.039693        17.671987          894,475
 01/01/2015 to 12/31/2015........    17.671987        17.456623          777,406
 01/01/2016 to 12/31/2016........    17.456623        17.703046          678,325
 01/01/2017 to 12/31/2017........    17.703046        18.079344          636,375
American Funds Global Small Capitalization Sub-Account
 01/01/2008 to 12/31/2008........     3.499836         1.602339       14,771,356
 01/01/2009 to 12/31/2009........     1.602339         2.546052       15,166,394
 01/01/2010 to 12/31/2010........     2.546052         3.070363       14,013,563
 01/01/2011 to 12/31/2011........     3.070363         2.445651       13,252,229
 01/01/2012 to 12/31/2012........     2.445651         2.846979       12,370,960
 01/01/2013 to 12/31/2013........     2.846979         3.597721       11,196,607
 01/01/2014 to 12/31/2014........     3.597721         3.619386       10,067,368
 01/01/2015 to 12/31/2015........     3.619386         3.574970        9,240,689
 01/01/2016 to 12/31/2016........     3.574970         3.595643        8,469,344
 01/01/2017 to 12/31/2017........     3.595643         4.459519        7,305,495
American Funds Growth Sub-Account
 01/01/2008 to 12/31/2008........    17.242941         9.516563        7,930,190
 01/01/2009 to 12/31/2009........     9.516563        13.069714        8,155,226
 01/01/2010 to 12/31/2010........    13.069714        15.280475        7,612,313
 01/01/2011 to 12/31/2011........    15.280475        14.409611        6,869,478
 01/01/2012 to 12/31/2012........    14.409611        16.733476        6,381,239
 01/01/2013 to 12/31/2013........    16.733476        21.446603        5,625,532
 01/01/2014 to 12/31/2014........    21.446603        22.925031        4,890,896
 01/01/2015 to 12/31/2015........    22.925031        24.132532        4,270,724
 01/01/2016 to 12/31/2016........    24.132532        26.028821        3,763,256
 01/01/2017 to 12/31/2017........    26.028821        32.897246        3,221,646
American Funds Growth-Income Sub-Account
 01/01/2008 to 12/31/2008........    11.719080         7.174678        7,297,775
 01/01/2009 to 12/31/2009........     7.174678         9.275941        7,220,617
 01/01/2010 to 12/31/2010........     9.275941        10.182078        6,781,486
 01/01/2011 to 12/31/2011........    10.182078         9.847231        6,074,240
 01/01/2012 to 12/31/2012........     9.847231        11.395661        5,601,622
 01/01/2013 to 12/31/2013........    11.395661        14.986816        4,983,702
 01/01/2014 to 12/31/2014........    14.986816        16.333752        4,323,305
 01/01/2015 to 12/31/2015........    16.333752        16.324637        3,777,843
 01/01/2016 to 12/31/2016........    16.324637        17.934393        3,355,884
 01/01/2017 to 12/31/2017........    17.934393        21.622768        2,964,763


                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account
     --------------------------------------------------------------------------
is limited to the greater of: 25% of the Contract Value in the Fixed Account on
-------------------------------------------------------------------------------
the most recent Contract Anniversary, and the amount of Contract Value that was
-------------------------------------------------------------------------------
transferred from the Fixed Account in the previous Contract Year (amounts
-------------------------------------------------------------------------
transferred under a DCA program are not included), except with our consent.
---------------------------------------------------------------------------
However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre- existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

     Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time.

     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.


                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



                              INDEPENDENT AUDITORS

     The statutory-basis financial statements of New England Life Insurance Company included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



                                 LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                              FINANCIAL STATEMENTS


     The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the statutory-basis financial statements of the Company are included herein.

     The statutory-basis financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 1996.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                    AMERICAN FUNDS
                                              AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS
                                                   BOND             CAPITALIZATION            GROWTH             GROWTH-INCOME
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   ------------------   -------------------
ASSETS:
   Investments at fair value..............  $        26,078,004   $        95,255,330   $      307,153,812   $       190,452,248
   Due from New England Life Insurance
     Company..............................                   --                    --                   --                    --
                                            -------------------   -------------------   ------------------   -------------------
       Total Assets.......................           26,078,004            95,255,330          307,153,812           190,452,248
                                            -------------------   -------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees...........................                  139                   199                  154                   178
   Due to New England Life Insurance
     Company..............................                    5                     2                   10                     3
                                            -------------------   -------------------   ------------------   -------------------
       Total Liabilities..................                  144                   201                  164                   181
                                            -------------------   -------------------   ------------------   -------------------

NET ASSETS................................  $        26,077,860   $        95,255,129   $      307,153,648   $       190,452,067
                                            ===================   ===================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        26,069,699   $        94,917,803   $      306,490,750   $       189,899,746
   Net assets from contracts in payout....                8,161               337,326              662,898               552,321
                                            -------------------   -------------------   ------------------   -------------------
       Total Net Assets...................  $        26,077,860   $        95,255,129   $      307,153,648   $       190,452,067
                                            ===================   ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                   BHFTI ALLIANZ            BHFTI
                                                                 GLOBAL INVESTORS      AMERICAN FUNDS            BHFTI
                                            BHFTI AB GLOBAL           DYNAMIC             BALANCED          AMERICAN FUNDS
                                          DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION        GROWTH ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,107,285  $           363,142  $        155,421,033  $       355,336,901
   Due from New England Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            4,107,285              363,142           155,421,033          355,336,901
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   61                   21                    80                   84
   Due to New England Life Insurance
     Company............................                    2                    3                     2                    6
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   63                   24                    82                   90
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         4,107,222  $           363,118  $        155,420,951  $       355,336,811
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,107,222  $           363,118  $        155,306,737  $       355,314,457
   Net assets from contracts in payout..                   --                   --               114,214               22,354
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         4,107,222  $           363,118  $        155,420,951  $       355,336,811
                                          ===================  ===================  ====================  ===================


                                                                                                                  BHFTI
                                                  BHFTI              BHFTI AQR              BHFTI              BRIGHTHOUSE
                                             AMERICAN FUNDS         GLOBAL RISK       BLACKROCK GLOBAL            ASSET
                                           MODERATE ALLOCATION       BALANCED        TACTICAL STRATEGIES     ALLOCATION 100
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        114,437,803  $         6,661,565  $         7,020,568  $        24,373,248
   Due from New England Life Insurance
     Company............................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           114,437,803            6,661,565            7,020,568           24,373,248
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    58                  108                  133                  143
   Due to New England Life Insurance
     Company............................                     1                    2                    7                    8
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    59                  110                  140                  151
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        114,437,744  $         6,661,455  $         7,020,428  $        24,373,097
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        114,437,744  $         6,660,499  $         6,983,972  $        24,373,097
   Net assets from contracts in payout..                    --                  956               36,456                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        114,437,744  $         6,661,455  $         7,020,428  $        24,373,097
                                          ====================  ===================  ===================  ===================

                                                                      BHFTI
                                                                  BRIGHTHOUSE/
                                                  BHFTI           FRANKLIN LOW
                                               BRIGHTHOUSE          DURATION
                                              BALANCED PLUS       TOTAL RETURN
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        22,736,483  $         8,488,146
   Due from New England Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           22,736,483            8,488,146
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   60                   88
   Due to New England Life Insurance
     Company............................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   61                   89
                                          -------------------  -------------------

NET ASSETS..............................  $        22,736,422  $         8,488,057
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        22,710,683  $         8,484,789
   Net assets from contracts in payout..               25,739                3,268
                                          -------------------  -------------------
       Total Net Assets.................  $        22,736,422  $         8,488,057
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                  BHFTI
                                              BRIGHTHOUSE/                                  BHFTI
                                               WELLINGTON          BHFTI CLARION         CLEARBRIDGE             BHFTI
                                                LARGE CAP             GLOBAL             AGGRESSIVE         HARRIS OAKMARK
                                                RESEARCH            REAL ESTATE            GROWTH            INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        15,291,673  $         46,788,336  $        62,680,117  $       111,546,705
   Due from New England Life Insurance
     Company............................                   --                    --                   --                    7
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           15,291,673            46,788,336           62,680,117          111,546,712
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  149                   140                  245                  189
   Due to New England Life Insurance
     Company............................                   11                     4                    7                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  160                   144                  252                  189
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        15,291,513  $         46,788,192  $        62,679,865  $       111,546,523
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,246,945  $         46,787,630  $        62,369,530  $       111,053,033
   Net assets from contracts in payout..               44,568                   562              310,335              493,490
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        15,291,513  $         46,788,192  $        62,679,865  $       111,546,523
                                          ===================  ====================  ===================  ===================


                                                                                            BHFTI
                                             BHFTI INVESCO         BHFTI INVESCO          JPMORGAN                BHFTI
                                             BALANCED-RISK           SMALL CAP          GLOBAL ACTIVE         LOOMIS SAYLES
                                              ALLOCATION              GROWTH             ALLOCATION          GLOBAL MARKETS
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,174,271  $         9,585,823  $          5,162,342  $         7,240,514
   Due from New England Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            5,174,271            9,585,823             5,162,342            7,240,514
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   81                  178                    91                   96
   Due to New England Life Insurance
     Company............................                    5                   --                     4                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   86                  178                    95                   98
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         5,174,185  $         9,585,645  $          5,162,247  $         7,240,416
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,174,185  $         9,566,682  $          5,162,247  $         7,195,311
   Net assets from contracts in payout..                   --               18,963                    --               45,105
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         5,174,185  $         9,585,645  $          5,162,247  $         7,240,416
                                          ===================  ===================  ====================  ===================


                                                  BHFTI
                                                 METLIFE             BHFTI MFS
                                               MULTI-INDEX           RESEARCH
                                              TARGETED RISK        INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,494,869  $         47,795,604
   Due from New England Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................            4,494,869            47,795,604
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   56                   177
   Due to New England Life Insurance
     Company............................                    1                    --
                                          -------------------  --------------------
       Total Liabilities................                   57                   177
                                          -------------------  --------------------

NET ASSETS..............................  $         4,494,812  $         47,795,427
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,494,812  $         47,712,886
   Net assets from contracts in payout..                   --                82,541
                                          -------------------  --------------------
       Total Net Assets.................  $         4,494,812  $         47,795,427
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                              BHFTI
                                                    BHFTI                BHFTI              PANAGORA              BHFTI
                                               MORGAN STANLEY         OPPENHEIMER            GLOBAL          PIMCO INFLATION
                                               MID CAP GROWTH        GLOBAL EQUITY      DIVERSIFIED RISK     PROTECTED BOND
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        13,077,021  $        25,873,987  $         1,549,039  $        39,175,691
   Due from New England Life Insurance
     Company..............................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           13,077,022           25,873,987            1,549,039           39,175,691
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  169                  125                   38                  133
   Due to New England Life Insurance
     Company..............................                   --                    4                    1                    5
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  169                  129                   39                  138
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        13,076,853  $        25,873,858  $         1,549,000  $        39,175,553
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,057,766  $        25,872,264  $         1,549,000  $        39,149,274
   Net assets from contracts in payout....               19,087                1,594                   --               26,279
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        13,076,853  $        25,873,858  $         1,549,000  $        39,175,553
                                            ===================  ===================  ===================  ===================

                                                                        BHFTI                BHFTI               BHFTI
                                                   BHFTI               PYRAMIS             SCHRODERS           SCHRODERS
                                                   PIMCO             GOVERNMENT             GLOBAL              GLOBAL
                                               TOTAL RETURN            INCOME           MULTI-ASSET II        MULTI-ASSET
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------  ------------------  ------------------
ASSETS:
   Investments at fair value..............  $       162,346,476  $         1,800,005  $        2,095,678  $        2,961,160
   Due from New England Life Insurance
     Company..............................                   --                   --                  --                  --
                                            -------------------  -------------------  ------------------  ------------------
       Total Assets.......................          162,346,476            1,800,005           2,095,678           2,961,160
                                            -------------------  -------------------  ------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  283                   87                  50                  71
   Due to New England Life Insurance
     Company..............................                    2                    1                  --                   3
                                            -------------------  -------------------  ------------------  ------------------
       Total Liabilities..................                  285                   88                  50                  74
                                            -------------------  -------------------  ------------------  ------------------

NET ASSETS................................  $       162,346,191  $         1,799,917  $        2,095,628  $        2,961,086
                                            ===================  ===================  ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       161,981,619  $         1,799,917  $        2,095,628  $        2,961,086
   Net assets from contracts in payout....              364,572                   --                  --                  --
                                            -------------------  -------------------  ------------------  ------------------
       Total Net Assets...................  $       162,346,191  $         1,799,917  $        2,095,628  $        2,961,086
                                            ===================  ===================  ==================  ==================


                                                 BHFTI SSGA
                                                 GROWTH AND           BHFTI SSGA
                                                 INCOME ETF           GROWTH ETF
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        54,619,801  $        47,420,645
   Due from New England Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           54,619,801           47,420,645
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   93                  122
   Due to New England Life Insurance
     Company..............................                    4                    9
                                            -------------------  -------------------
       Total Liabilities..................                   97                  131
                                            -------------------  -------------------

NET ASSETS................................  $        54,619,704  $        47,420,514
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        54,619,704  $        47,374,966
   Net assets from contracts in payout....                   --               45,548
                                            -------------------  -------------------
       Total Net Assets...................  $        54,619,704  $        47,420,514
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                        BHFTI            BHFTII BAILLIE
                                              BHFTI T. ROWE            VICTORY               GIFFORD             BHFTII
                                              PRICE MID CAP           SYCAMORE            INTERNATIONAL         BLACKROCK
                                                 GROWTH             MID CAP VALUE             STOCK            BOND INCOME
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         77,080,487  $         49,292,674  $        38,604,588  $        76,114,710
   Due from New England Life Insurance
     Company............................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            77,080,487            49,292,674           38,604,588           76,114,710
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   168                   243                  370                  231
   Due to New England Life Insurance
     Company............................                     9                     1                    1                    6
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   177                   244                  371                  237
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         77,080,310  $         49,292,430  $        38,604,217  $        76,114,473
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         76,894,589  $         48,780,729  $        38,351,071  $        75,099,129
   Net assets from contracts in payout..               185,721               511,701              253,146            1,015,344
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         77,080,310  $         49,292,430  $        38,604,217  $        76,114,473
                                          ====================  ====================  ===================  ===================

                                                 BHFTII               BHFTII               BHFTII                BHFTII
                                                BLACKROCK            BLACKROCK           BRIGHTHOUSE           BRIGHTHOUSE
                                                 CAPITAL            ULTRA-SHORT             ASSET                 ASSET
                                              APPRECIATION           TERM BOND          ALLOCATION 20         ALLOCATION 40
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         70,625,209  $        29,175,642  $        51,733,722  $        105,938,585
   Due from New England Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            70,625,209           29,175,642           51,733,722           105,938,585
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   336                  191                   96                    67
   Due to New England Life Insurance
     Company............................                    15                    2                    3                     2
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   351                  193                   99                    69
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         70,624,858  $        29,175,449  $        51,733,623  $        105,938,516
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         69,108,730  $        28,807,504  $        51,733,623  $        105,914,103
   Net assets from contracts in payout..             1,516,128              367,945                   --                24,413
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         70,624,858  $        29,175,449  $        51,733,623  $        105,938,516
                                          ====================  ===================  ===================  ====================

                                                 BHFTII                BHFTII
                                               BRIGHTHOUSE           BRIGHTHOUSE
                                                  ASSET                 ASSET
                                              ALLOCATION 60         ALLOCATION 80
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        419,376,645  $        634,108,486
   Due from New England Life Insurance
     Company............................                    --                     6
                                          --------------------  --------------------
        Total Assets....................           419,376,645           634,108,492
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    33                    33
   Due to New England Life Insurance
     Company............................                     6                    --
                                          --------------------  --------------------
        Total Liabilities...............                    39                    33
                                          --------------------  --------------------

NET ASSETS..............................  $        419,376,606  $        634,108,459
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        419,376,606  $        634,108,459
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $        419,376,606  $        634,108,459
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                          BHFTII
                                                 BHFTII              BHFTII            BRIGHTHOUSE/
                                              BRIGHTHOUSE/        BRIGHTHOUSE/          WELLINGTON              BHFTII
                                                 ARTISAN           WELLINGTON           CORE EQUITY            FRONTIER
                                              MID CAP VALUE         BALANCED           OPPORTUNITIES        MID CAP GROWTH
                                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        98,369,811  $        11,778,485  $       221,061,544  $        11,004,557
   Due from New England Life Insurance
     Company............................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           98,369,811           11,778,485          221,061,544           11,004,557
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  310                  146                  192                  118
   Due to New England Life Insurance
     Company............................                    2                    5                   17                    6
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  312                  151                  209                  124
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        98,369,499  $        11,778,334  $       221,061,335  $        11,004,433
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        97,337,150  $        11,776,896  $       218,525,278  $        11,004,433
   Net assets from contracts in payout..            1,032,349                1,438            2,536,057                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        98,369,499  $        11,778,334  $       221,061,335  $        11,004,433
                                          ===================  ===================  ===================  ===================


                                                                                           BHFTII                BHFTII
                                                                      BHFTII            LOOMIS SAYLES            METLIFE
                                                 BHFTII            LOOMIS SAYLES          SMALL CAP             AGGREGATE
                                             JENNISON GROWTH      SMALL CAP CORE           GROWTH              BOND INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        20,268,252  $         76,150,670  $        21,108,378  $        43,753,158
   Due from New England Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           20,268,252            76,150,670           21,108,378           43,753,158
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  357                   281                  221                  190
   Due to New England Life Insurance
     Company............................                   15                     2                    2                    5
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  372                   283                  223                  195
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        20,267,880  $         76,150,387  $        21,108,155  $        43,752,963
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        20,159,036  $         74,964,246  $        21,008,499  $        43,481,137
   Net assets from contracts in payout..              108,844             1,186,141               99,656              271,826
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        20,267,880  $         76,150,387  $        21,108,155  $        43,752,963
                                          ===================  ====================  ===================  ===================




                                             BHFTII METLIFE        BHFTII METLIFE
                                           MID CAP STOCK INDEX     MSCI EAFE INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         44,436,015  $        36,722,474
   Due from New England Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            44,436,015           36,722,474
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   195                  189
   Due to New England Life Insurance
     Company............................                    12                   --
                                          --------------------  -------------------
       Total Liabilities................                   207                  189
                                          --------------------  -------------------

NET ASSETS..............................  $         44,435,808  $        36,722,285
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,221,333  $        36,523,931
   Net assets from contracts in payout..               214,475              198,354
                                          --------------------  -------------------
       Total Net Assets.................  $         44,435,808  $        36,722,285
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017




                                             BHFTII METLIFE       BHFTII METLIFE            BHFTII               BHFTII
                                           RUSSELL 2000 INDEX       STOCK INDEX        MFS TOTAL RETURN       MFS VALUE II
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         40,555,343  $        71,647,388  $        41,329,213  $         33,030,340
   Due from New England Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            40,555,343           71,647,388           41,329,213            33,030,340
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   206                  171                  242                   239
   Due to New England Life Insurance
     Company............................                     1                    5                    8                    10
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   207                  176                  250                   249
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         40,555,136  $        71,647,212  $        41,328,963  $         33,030,091
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         40,017,047  $        71,319,129  $        40,854,867  $         32,734,674
   Net assets from contracts in payout..               538,089              328,083              474,096               295,417
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         40,555,136  $        71,647,212  $        41,328,963  $         33,030,091
                                          ====================  ===================  ===================  ====================


                                                                                            BHFTII              BHFTII
                                                 BHFTII          BHFTII NEUBERGER        T. ROWE PRICE       T. ROWE PRICE
                                                MFS VALUE         BERMAN GENESIS       LARGE CAP GROWTH    SMALL CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         87,664,481  $        83,410,914  $        68,538,095  $        29,964,480
   Due from New England Life Insurance
     Company............................                     5                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            87,664,486           83,410,914           68,538,095           29,964,480
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   341                  269                  136                  127
   Due to New England Life Insurance
     Company............................                    --                    1                    3                    4
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   341                  270                  139                  131
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         87,664,145  $        83,410,644  $        68,537,956  $        29,964,349
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         85,910,792  $        82,894,353  $        68,136,747  $        29,944,216
   Net assets from contracts in payout..             1,753,353              516,291              401,209               20,133
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         87,664,145  $        83,410,644  $        68,537,956  $        29,964,349
                                          ====================  ===================  ===================  ===================

                                             BHFTII WESTERN
                                            ASSET MANAGEMENT      BHFTII WESTERN
                                             STRATEGIC BOND      ASSET MANAGEMENT
                                              OPPORTUNITIES       U.S. GOVERNMENT
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       126,827,484  $         43,922,140
   Due from New England Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          126,827,484            43,922,140
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  332                   282
   Due to New England Life Insurance
     Company............................                    8                     4
                                          -------------------  --------------------
       Total Liabilities................                  340                   286
                                          -------------------  --------------------

NET ASSETS..............................  $       126,827,144  $         43,921,854
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       125,876,624  $         43,137,489
   Net assets from contracts in payout..              950,520               784,365
                                          -------------------  --------------------
       Total Net Assets.................  $       126,827,144  $         43,921,854
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                     AMERICAN FUNDS
                                               AMERICAN FUNDS         GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS
                                                    BOND             CAPITALIZATION           GROWTH             GROWTH-INCOME
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           512,923  $            404,185  $         1,468,591  $          2,532,241
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              419,223             1,422,269            4,544,451             2,856,712
      Administrative charges...............                  588                 2,857               10,623                 7,992
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              419,811             1,425,126            4,555,074             2,864,704
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               93,112           (1,020,941)          (3,086,483)             (332,463)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              412,174                    --           28,960,873            12,140,633
      Realized gains (losses) on sale of
        investments........................             (58,808)             1,301,947           12,995,822             6,660,560
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              353,366             1,301,947           41,956,695            18,801,193
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              136,416            19,960,927           31,710,833            16,725,759
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              489,782            21,262,874           73,667,528            35,526,952
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           582,894  $         20,241,933  $        70,581,045  $         35,194,489
                                             ===================  ====================  ===================  ====================

                                                                       BHFTI ALLIANZ            BHFTI
                                                                     GLOBAL INVESTORS      AMERICAN FUNDS             BHFTI
                                                BHFTI AB GLOBAL           DYNAMIC             BALANCED           AMERICAN FUNDS
                                              DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION         GROWTH ALLOCATION
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             61,215  $              4,416  $         2,349,523  $          4,240,953
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                52,395                 3,742            1,953,799             4,217,033
      Administrative charges...............                    --                    --                  591                    88
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................                52,395                 3,742            1,954,390             4,217,121
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....                 8,820                   674              395,133                23,832
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --            7,891,988            21,713,679
      Realized gains (losses) on sale of
        investments........................                51,044                 3,567            3,422,886             4,297,861
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....                51,044                 3,567           11,314,874            26,011,540
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               423,492                35,954           10,841,907            35,344,348
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               474,536                39,521           22,156,781            61,355,888
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            483,356  $             40,195  $        22,551,914  $         61,379,720
                                             ====================  ====================  ===================  ====================


                                                     BHFTI               BHFTI AQR
                                                AMERICAN FUNDS          GLOBAL RISK
                                              MODERATE ALLOCATION        BALANCED
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,054,720   $            114,067
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,427,804                 84,685
      Administrative charges...............                  352                     --
                                             --------------------  --------------------
        Total expenses.....................            1,428,156                 84,685
                                             --------------------  --------------------
           Net investment income (loss)....              626,564                 29,382
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,035,194                319,528
      Realized gains (losses) on sale of
        investments........................            1,594,235              (297,741)
                                             --------------------  --------------------
           Net realized gains (losses).....            6,629,429                 21,787
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,445,316                513,664
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,074,745                535,451
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,701,309   $            564,833
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                        BHFTI
                                                                            BHFTI                                   BRIGHTHOUSE/
                                                      BHFTI              BRIGHTHOUSE              BHFTI             FRANKLIN LOW
                                                BLACKROCK GLOBAL            ASSET              BRIGHTHOUSE            DURATION
                                               TACTICAL STRATEGIES     ALLOCATION 100         BALANCED PLUS         TOTAL RETURN
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             48,725  $            285,051  $            318,872  $            129,043
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                89,730               287,153               276,949               113,171
      Administrative charges................                    --                   449                    --                 1,073
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                89,730               287,602               276,949               114,244
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (41,005)               (2,551)                41,923                14,799
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                87,705             1,267,492             1,014,432                    --
      Realized gains (losses) on sale of
        investments.........................               (3,263)               320,873                70,880              (39,470)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                84,442             1,588,365             1,085,312              (39,470)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               764,994             2,909,560             2,135,027                31,948
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               849,436             4,497,925             3,220,339               (7,522)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            808,431  $          4,495,374  $          3,262,262  $              7,277
                                              ====================  ====================  ====================  ====================

                                                      BHFTI
                                                  BRIGHTHOUSE/                                  BHFTI
                                                   WELLINGTON          BHFTI CLARION         CLEARBRIDGE              BHFTI
                                                    LARGE CAP             GLOBAL             AGGRESSIVE          HARRIS OAKMARK
                                                    RESEARCH            REAL ESTATE            GROWTH             INTERNATIONAL
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            134,388  $         1,635,211  $           481,995  $         1,786,877
                                              --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               179,515              595,127              811,120            1,365,502
      Administrative charges................                   423                  971                3,832                5,445
                                              --------------------  -------------------  -------------------  -------------------
        Total expenses......................               179,938              596,098              814,952            1,370,947
                                              --------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....              (45,550)            1,039,113            (332,957)              415,930
                                              --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               574,484                   --                   --                   --
      Realized gains (losses) on sale of
        investments.........................               872,001            (358,527)            3,413,869            1,361,463
                                              --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......             1,446,485            (358,527)            3,413,869            1,361,463
                                              --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             1,409,598            3,559,094            7,082,546           25,635,743
                                              --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             2,856,083            3,200,567           10,496,415           26,997,206
                                              --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,810,533  $         4,239,680  $        10,163,458  $        27,413,136
                                              ====================  ===================  ===================  ===================



                                                  BHFTI INVESCO         BHFTI INVESCO
                                                  BALANCED-RISK           SMALL CAP
                                                   ALLOCATION              GROWTH
                                                   SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           192,573  $                 --
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               65,841               118,024
      Administrative charges................                   --                   158
                                              -------------------  --------------------
        Total expenses......................               65,841               118,182
                                              -------------------  --------------------
           Net investment income (loss).....              126,732             (118,182)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              266,943             1,002,159
      Realized gains (losses) on sale of
        investments.........................               11,298             (106,546)
                                              -------------------  --------------------
           Net realized gains (losses)......              278,241               895,613
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               41,672             1,213,437
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              319,913             2,109,050
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           446,645  $          1,990,868
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                     BHFTI                                      BHFTI
                                                   JPMORGAN               BHFTI                METLIFE             BHFTI MFS
                                                 GLOBAL ACTIVE        LOOMIS SAYLES          MULTI-INDEX           RESEARCH
                                                  ALLOCATION         GLOBAL MARKETS         TARGETED RISK        INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            122,142  $           102,195  $            62,104  $            821,639
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                61,060               96,178               54,269               588,857
      Administrative charges...............                    --                  261                   --                 1,183
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                61,060               96,439               54,269               590,040
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                61,082                5,756                7,835               231,599
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --               31,991              113,094                    --
      Realized gains (losses) on sale of
        investments........................                53,463              330,322               36,430               389,820
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....                53,463              362,313              149,524               389,820
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               574,362            1,073,985              393,623            10,485,703
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               627,825            1,436,298              543,147            10,875,523
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            688,907  $         1,442,054  $           550,982  $         11,107,122
                                             ====================  ===================  ===================  ====================

                                                                                                BHFTI
                                                     BHFTI                BHFTI               PANAGORA               BHFTI
                                                MORGAN STANLEY         OPPENHEIMER             GLOBAL           PIMCO INFLATION
                                                MID CAP GROWTH        GLOBAL EQUITY       DIVERSIFIED RISK      PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             19,401  $           228,818  $                --  $            638,197
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               163,483              316,790               22,021               518,871
      Administrative charges...............                   815                  319                   --                   745
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               164,298              317,109               22,021               519,616
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (144,897)             (88,291)             (22,021)               118,581
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................             1,138,466            1,978,164              (4,215)             (626,220)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,138,466            1,978,164              (4,215)             (626,220)
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             3,105,657            5,764,378              215,515             1,388,039
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             4,244,123            7,742,542              211,300               761,819
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          4,099,226  $         7,654,251  $           189,279  $            880,400
                                             ====================  ===================  ===================  ====================

                                                                          BHFTI
                                                     BHFTI               PYRAMIS
                                                     PIMCO             GOVERNMENT
                                                 TOTAL RETURN            INCOME
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,926,229  $            44,335
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,104,281               25,335
      Administrative charges...............                6,143                   --
                                             -------------------  -------------------
        Total expenses.....................            2,110,424               25,335
                                             -------------------  -------------------
           Net investment income (loss)....              815,805               19,000
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              833,975                   --
      Realized gains (losses) on sale of
        investments........................            (351,667)             (16,102)
                                             -------------------  -------------------
           Net realized gains (losses).....              482,308             (16,102)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,001,221               25,118
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,483,529                9,016
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,299,334  $            28,016
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                     BHFTI                BHFTI
                                                   SCHRODERS            SCHRODERS            BHFTI SSGA
                                                    GLOBAL               GLOBAL              GROWTH AND           BHFTI SSGA
                                                MULTI-ASSET II         MULTI-ASSET           INCOME ETF           GROWTH ETF
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             23,342  $            24,124  $         1,389,268  $            980,052
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                26,855               38,115              692,163               563,745
      Administrative charges...............                    --                   --                  168                   302
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                26,855               38,115              692,331               564,047
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               (3,513)             (13,991)              696,937               416,005
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   188               57,848              174,264               493,915
      Realized gains (losses) on sale of
        investments........................                55,038               68,543              643,915               382,555
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....                55,226              126,391              818,179               876,470
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               254,244              266,667            6,075,653             6,449,479
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               309,470              393,058            6,893,832             7,325,949
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            305,957  $           379,067  $         7,590,769  $          7,741,954
                                             ====================  ===================  ===================  ====================

                                                                          BHFTI            BHFTII BAILLIE
                                                 BHFTI T. ROWE           VICTORY               GIFFORD              BHFTII
                                                 PRICE MID CAP          SYCAMORE            INTERNATIONAL          BLACKROCK
                                                    GROWTH            MID CAP VALUE             STOCK             BOND INCOME
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           457,073  $            410,119  $         2,304,956
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               965,587              628,879               472,001              986,437
      Administrative charges...............                 5,473                2,223                 6,084               10,199
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               971,060              631,102               478,085              996,636
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (971,060)            (174,029)              (67,966)            1,308,320
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,684,778                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................             1,966,796              867,432               876,410            (169,867)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             8,651,574              867,432               876,410            (169,867)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             8,211,726            3,173,759             9,991,245              838,014
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            16,863,300            4,041,191            10,867,655              668,147
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         15,892,240  $         3,867,162  $         10,799,689  $         1,976,467
                                             ====================  ===================  ====================  ===================

                                                    BHFTII               BHFTII
                                                   BLACKROCK            BLACKROCK
                                                    CAPITAL            ULTRA-SHORT
                                                 APPRECIATION           TERM BOND
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            35,047  $             29,556
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              860,784               389,587
      Administrative charges...............               33,415                 2,853
                                             -------------------  --------------------
        Total expenses.....................              894,199               392,440
                                             -------------------  --------------------
           Net investment income (loss)....            (859,152)             (362,884)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,586,408                   600
      Realized gains (losses) on sale of
        investments........................            3,495,028                30,525
                                             -------------------  --------------------
           Net realized gains (losses).....            5,081,436                31,125
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           14,389,408               138,588
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           19,470,844               169,713
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,611,692  $          (193,171)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                     BHFTII                BHFTII                BHFTII                BHFTII
                                                   BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                                      ASSET                 ASSET                 ASSET                 ASSET
                                                  ALLOCATION 20         ALLOCATION 40         ALLOCATION 60         ALLOCATION 80
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,102,433  $          2,225,429  $          7,271,005  $          9,686,530
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               679,673             1,413,981             5,347,119             7,832,543
      Administrative charges................                   623                 1,292                 3,234                 2,821
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               680,296             1,415,273             5,350,353             7,835,364
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               422,137               810,156             1,920,652             1,851,166
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               854,750             3,486,187            16,696,381            34,306,461
      Realized gains (losses) on sale of
        investments.........................             (132,238)               921,278             5,525,580            11,377,874
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               722,512             4,407,465            22,221,961            45,684,335
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,772,316             4,675,891            28,679,701            54,224,846
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             2,494,828             9,083,356            50,901,662            99,909,181
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,916,965  $          9,893,512  $         52,822,314  $        101,760,347
                                              ====================  ====================  ====================  ====================

                                                                                               BHFTII
                                                    BHFTII               BHFTII             BRIGHTHOUSE/
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/           WELLINGTON              BHFTII
                                                    ARTISAN            WELLINGTON            CORE EQUITY            FRONTIER
                                                 MID CAP VALUE          BALANCED            OPPORTUNITIES        MID CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           559,779  $           191,203  $          3,090,672  $                 --
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            1,244,968              142,687             2,761,879               139,464
      Administrative charges................               14,705                  167                38,737                   191
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            1,259,673              142,854             2,800,616               139,655
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....            (699,894)               48,349               290,056             (139,655)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --              273,638             8,159,946               284,798
      Realized gains (losses) on sale of
        investments.........................            1,761,460              183,224             1,946,673               529,512
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......            1,761,460              456,862            10,106,619               814,310
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            9,380,817              910,623            24,740,646             1,650,433
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           11,142,277            1,367,485            34,847,265             2,464,743
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        10,442,383  $         1,415,834  $         35,137,321  $          2,325,088
                                              ===================  ===================  ====================  ====================



                                                                           BHFTII
                                                     BHFTII             LOOMIS SAYLES
                                                 JENNISON GROWTH       SMALL CAP CORE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             25,585  $            123,934
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               255,828               958,430
      Administrative charges................                 1,755                23,490
                                              --------------------  --------------------
        Total expenses......................               257,583               981,920
                                              --------------------  --------------------
           Net investment income (loss).....             (231,998)             (857,986)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,429,701             5,037,259
      Realized gains (losses) on sale of
        investments.........................               796,994             2,045,952
                                              --------------------  --------------------
           Net realized gains (losses)......             2,226,695             7,083,211
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             4,003,491             3,464,996
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             6,230,186            10,548,207
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          5,998,188  $          9,690,221
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                   BHFTII                BHFTII
                                                LOOMIS SAYLES            METLIFE
                                                  SMALL CAP             AGGREGATE         BHFTII METLIFE       BHFTII METLIFE
                                                   GROWTH              BOND INDEX       MID CAP STOCK INDEX    MSCI EAFE INDEX
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,228,682  $            514,289  $           910,148
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              261,205              579,312               551,239              445,749
      Administrative charges...............                  781                1,604                 1,593                1,165
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              261,986              580,916               552,832              446,914
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (261,986)              647,766              (38,543)              463,234
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,008,751                   --             2,805,010                   --
      Realized gains (losses) on sale of
        investments........................              856,636             (28,670)             1,974,520              634,362
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            1,865,387             (28,670)             4,779,530              634,362
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,105,443              146,356             1,123,699            6,337,773
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,970,830              117,686             5,903,229            6,972,135
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,708,844  $           765,452  $          5,864,686  $         7,435,369
                                             ===================  ===================  ====================  ===================



                                                BHFTII METLIFE       BHFTII METLIFE           BHFTII                BHFTII
                                              RUSSELL 2000 INDEX       STOCK INDEX       MFS TOTAL RETURN        MFS VALUE II
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            408,772  $         1,095,750  $           979,203  $           803,780
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               505,165              869,839              531,914              416,119
      Administrative charges...............                 1,947                3,516               11,365                  492
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               507,112              873,355              543,279              416,611
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (98,340)              222,395              435,924              387,169
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,633,150            2,008,158            2,197,751                   --
      Realized gains (losses) on sale of
        investments........................             2,080,763            3,933,279              923,149            (522,508)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             3,713,913            5,941,437            3,120,900            (522,508)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,278,907            6,351,147              697,320            2,094,170
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             4,992,820           12,292,584            3,818,220            1,571,662
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          4,894,480  $        12,514,979  $         4,254,144  $         1,958,831
                                             ====================  ===================  ===================  ===================



                                                    BHFTII          BHFTII NEUBERGER
                                                   MFS VALUE         BERMAN GENESIS
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,617,573  $            201,230
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,081,192             1,033,322
      Administrative charges...............               15,153                 5,776
                                             -------------------  --------------------
        Total expenses.....................            1,096,345             1,039,098
                                             -------------------  --------------------
          Net investment income (loss).....              521,228             (837,868)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,202,933             6,732,770
      Realized gains (losses) on sale of
        investments........................              659,259             3,863,212
                                             -------------------  --------------------
          Net realized gains (losses)......            5,862,192            10,595,982
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            6,506,028             1,122,858
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,368,220            11,718,840
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,889,448  $         10,880,972
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                           BHFTII WESTERN
                                                   BHFTII                BHFTII           ASSET MANAGEMENT      BHFTII WESTERN
                                                T. ROWE PRICE         T. ROWE PRICE        STRATEGIC BOND      ASSET MANAGEMENT
                                              LARGE CAP GROWTH      SMALL CAP GROWTH        OPPORTUNITIES       U.S. GOVERNMENT
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            57,331  $             21,029  $         4,923,767  $          1,151,879
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              849,050               366,093            1,661,922               588,034
      Administrative charges...............                2,562                   737               10,604                 4,164
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              851,612               366,830            1,672,526               592,198
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            (794,281)             (345,801)            3,251,241               559,681
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,067,606             1,820,336                   --                    --
      Realized gains (losses) on sale of
        investments........................            3,131,644             1,026,448            1,403,063             (241,900)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,199,250             2,846,784            1,403,063             (241,900)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           12,086,025             3,047,046            3,747,038              (95,548)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           19,285,275             5,893,830            5,150,101             (337,448)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,490,994  $          5,548,029  $         8,401,342  $            222,233
                                             ===================  ====================  ===================  ====================



 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                   AMERICAN FUNDS
                                             AMERICAN FUNDS BOND             GLOBAL SMALL CAPITALIZATION
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ---------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         93,112  $        29,079   $   (1,020,941)  $    (1,193,722)
   Net realized gains (losses)......           353,366           75,707         1,301,947        17,356,233
   Change in unrealized gains
     (losses) on investments........           136,416          368,135        19,960,927      (15,810,219)
                                      ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           582,894          472,921        20,241,933           352,292
                                      ----------------  ---------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           196,194          175,396           627,996         1,097,506
   Net transfers (including fixed
     account).......................         1,872,122          346,126       (3,126,179)         (801,391)
   Contract charges.................         (203,487)        (217,726)         (515,257)         (543,600)
   Transfers for contract benefits
     and terminations...............       (4,272,871)      (4,110,813)      (12,505,404)       (9,867,178)
                                      ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,408,042)      (3,807,017)      (15,518,844)      (10,114,663)
                                      ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets...............       (1,825,148)      (3,334,096)         4,723,089       (9,762,371)
NET ASSETS:
   Beginning of year................        27,903,008       31,237,104        90,532,040       100,294,411
                                      ----------------  ---------------   ---------------  ----------------
   End of year......................  $     26,077,860  $    27,903,008   $    95,255,129  $     90,532,040
                                      ================  ===============   ===============  ================



                                            AMERICAN FUNDS GROWTH         AMERICAN FUNDS GROWTH-INCOME
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2017             2016             2017             2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (3,086,483)  $   (2,191,734)  $     (332,463)  $      (150,098)
   Net realized gains (losses)......       41,956,695       33,137,081       18,801,193        24,054,263
   Change in unrealized gains
     (losses) on investments........       31,710,833      (9,622,958)       16,725,759       (7,107,948)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       70,581,045       21,322,389       35,194,489        16,796,217
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,012,043        3,103,001        1,283,431         2,031,533
   Net transfers (including fixed
     account).......................     (15,713,716)      (9,050,516)      (1,809,869)       (2,327,028)
   Contract charges.................      (1,562,489)      (1,604,772)        (947,260)         (920,392)
   Transfers for contract benefits
     and terminations...............     (35,903,719)     (33,520,223)     (26,250,803)      (21,636,639)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (51,167,881)     (41,072,510)     (27,724,501)      (22,852,526)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............       19,413,164     (19,750,121)        7,469,988       (6,056,309)
NET ASSETS:
   Beginning of year................      287,740,484      307,490,605      182,982,079       189,038,388
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   307,153,648  $   287,740,484  $   190,452,067  $    182,982,079
                                      ===============  ===============  ===============  ================


                                               BHFTI AB GLOBAL            BHFTI ALLIANZ GLOBAL INVESTORS
                                             DYNAMIC ALLOCATION              DYNAMIC MULTI-ASSET PLUS
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017             2016              2017             2016
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         8,820  $         13,250  $           674  $        (4,038)
   Net realized gains (losses)......           51,044            49,547            3,567           (1,522)
   Change in unrealized gains
     (losses) on investments........          423,492            34,999           35,954             9,819
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          483,356            97,796           40,195             4,259
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            6,984            41,171               --                --
   Net transfers (including fixed
     account).......................        (244,451)          (51,963)           76,707            11,688
   Contract charges.................         (37,642)          (38,933)          (3,533)           (2,823)
   Transfers for contract benefits
     and terminations...............        (356,254)         (235,640)         (52,299)          (24,905)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (631,363)         (285,365)           20,875          (16,040)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (148,007)         (187,569)           61,070          (11,781)
NET ASSETS:
   Beginning of year................        4,255,229         4,442,798          302,048           313,829
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $     4,107,222  $      4,255,229  $       363,118  $        302,048
                                      ===============  ================  ===============  ================


                                            BHFTI AMERICAN FUNDS
                                             BALANCED ALLOCATION
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2017             2016
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       395,133   $       559,294
   Net realized gains (losses)......       11,314,874        14,938,055
   Change in unrealized gains
     (losses) on investments........       10,841,907       (5,770,619)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       22,551,914         9,726,730
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          461,447           854,473
   Net transfers (including fixed
     account).......................          790,197         2,316,902
   Contract charges.................      (1,570,406)       (1,632,073)
   Transfers for contract benefits
     and terminations...............     (23,031,098)      (14,175,682)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (23,349,860)      (12,636,380)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        (797,946)       (2,909,650)
NET ASSETS:
   Beginning of year................      156,218,897       159,128,547
                                      ---------------   ---------------
   End of year......................  $   155,420,951   $   156,218,897
                                      ===============   ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTI AMERICAN FUNDS               BHFTI AMERICAN FUNDS
                                              GROWTH ALLOCATION                 MODERATE ALLOCATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        23,832  $        210,954  $       626,564  $       805,281
   Net realized gains (losses)......       26,011,540        34,227,986        6,629,429        8,867,754
   Change in unrealized gains
     (losses) on investments........       35,344,348      (11,529,526)        5,445,316      (3,121,735)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       61,379,720        22,909,414       12,701,309        6,551,300
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        3,160,364         4,105,551          348,423        2,291,814
   Net transfers (including fixed
     account).......................        5,905,882       (2,358,813)          533,689      (1,831,227)
   Contract charges.................      (3,563,224)       (3,511,135)      (1,085,620)      (1,106,919)
   Transfers for contract benefits
     and terminations...............     (29,244,276)      (22,067,731)     (14,282,035)     (12,340,943)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (23,741,254)      (23,832,128)     (14,485,543)     (12,987,275)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       37,638,466         (922,714)      (1,784,234)      (6,435,975)
NET ASSETS:
   Beginning of year................      317,698,345       318,621,059      116,221,978      122,657,953
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $   355,336,811  $    317,698,345  $   114,437,744  $   116,221,978
                                      ===============  ================  ===============  ===============


                                                                                BHFTI BLACKROCK GLOBAL
                                       BHFTI AQR GLOBAL RISK BALANCED             TACTICAL STRATEGIES
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017             2016
                                      ----------------  ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         29,382  $      (96,130)   $      (41,005)   $        14,139
   Net realized gains (losses)......            21,787        (435,810)            84,442           559,361
   Change in unrealized gains
     (losses) on investments........           513,664        1,107,517           764,994         (333,371)
                                      ----------------  ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           564,833          575,577           808,431           240,129
                                      ----------------  ---------------   ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            11,659           28,540            14,397            21,444
   Net transfers (including fixed
     account).......................         (786,926)        (274,857)            37,113         (331,619)
   Contract charges.................          (61,799)         (77,517)          (63,567)          (62,911)
   Transfers for contract benefits
     and terminations...............         (650,983)        (681,070)       (1,120,777)         (470,958)
                                      ----------------  ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,488,049)      (1,004,904)       (1,132,834)         (844,044)
                                      ----------------  ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets...............         (923,216)        (429,327)         (324,403)         (603,915)
NET ASSETS:
   Beginning of year................         7,584,671        8,013,998         7,344,831         7,948,746
                                      ----------------  ---------------   ---------------   ---------------
   End of year......................  $      6,661,455  $     7,584,671   $     7,020,428   $     7,344,831
                                      ================  ===============   ===============   ===============


                                               BHFTI BRIGHTHOUSE                  BHFTI BRIGHTHOUSE
                                             ASSET ALLOCATION 100                   BALANCED PLUS
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017             2016              2017              2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (2,551)  $       253,854  $         41,923  $       263,162
   Net realized gains (losses)......         1,588,365        3,313,286         1,085,312           28,242
   Change in unrealized gains
     (losses) on investments........         2,909,560      (1,832,971)         2,135,027          914,757
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         4,495,374        1,734,169         3,262,262        1,206,161
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           112,650          320,151            18,546          108,826
   Net transfers (including fixed
     account).......................           346,522      (2,317,565)         1,973,906        1,148,361
   Contract charges.................         (111,904)        (129,136)         (186,153)        (171,127)
   Transfers for contract benefits
     and terminations...............       (2,821,603)      (2,211,071)       (1,784,179)      (1,110,832)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,474,335)      (4,337,621)            22,120         (24,772)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         2,021,039      (2,603,452)         3,284,382        1,181,389
NET ASSETS:
   Beginning of year................        22,352,058       24,955,510        19,452,040       18,270,651
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     24,373,097  $    22,352,058  $     22,736,422  $    19,452,040
                                      ================  ===============  ================  ===============


                                         BHFTI BRIGHTHOUSE/FRANKLIN
                                          LOW DURATION TOTAL RETURN
                                                 SUBACCOUNT
                                      --------------------------------
                                           2017              2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        14,799  $       151,904
   Net realized gains (losses)......         (39,470)         (98,857)
   Change in unrealized gains
     (losses) on investments........           31,948          102,812
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            7,277          155,859
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           39,030           83,945
   Net transfers (including fixed
     account).......................          214,020          347,593
   Contract charges.................         (70,497)         (82,817)
   Transfers for contract benefits
     and terminations...............        (845,870)      (1,027,225)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (663,317)        (678,504)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (656,040)        (522,645)
NET ASSETS:
   Beginning of year................        9,144,097        9,666,742
                                      ---------------  ---------------
   End of year......................  $     8,488,057  $     9,144,097
                                      ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                        BHFTI BRIGHTHOUSE/WELLINGTON
                                             LARGE CAP RESEARCH          BHFTI CLARION GLOBAL REAL ESTATE
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (45,550)  $        143,014  $     1,039,113  $       424,552
   Net realized gains (losses)......        1,446,485         1,347,751        (358,527)        (559,695)
   Change in unrealized gains
     (losses) on investments........        1,409,598         (536,594)        3,559,094          107,202
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,810,533           954,171        4,239,680         (27,941)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          115,682            79,220          215,811          516,607
   Net transfers (including fixed
     account).......................           59,264         (395,570)        1,997,211      (1,401,872)
   Contract charges.................         (85,159)          (85,585)        (248,195)        (293,772)
   Transfers for contract benefits
     and terminations...............      (1,911,508)       (1,065,289)      (7,308,165)      (6,838,598)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,821,721)       (1,467,224)      (5,343,338)      (8,017,635)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          988,812         (513,053)      (1,103,658)      (8,045,576)
NET ASSETS:
   Beginning of year................       14,302,701        14,815,754       47,891,850       55,937,426
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    15,291,513  $     14,302,701  $    46,788,192  $    47,891,850
                                      ===============  ================  ===============  ===============


                                               BHFTI CLEARBRIDGE                     BHFTI HARRIS
                                               AGGRESSIVE GROWTH                 OAKMARK INTERNATIONAL
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (332,957)  $      (560,781)  $        415,930  $       867,894
   Net realized gains (losses)......         3,413,869         2,159,144         1,361,463        4,291,881
   Change in unrealized gains
     (losses) on investments........         7,082,546         (962,910)        25,635,743        1,299,870
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        10,163,458           635,453        27,413,136        6,459,645
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           310,628           559,000           793,582        1,170,173
   Net transfers (including fixed
     account).......................       (3,125,033)       (5,314,548)       (5,214,241)        (847,477)
   Contract charges.................         (438,791)         (491,675)         (610,464)        (587,594)
   Transfers for contract benefits
     and terminations...............       (8,292,755)       (6,549,463)      (12,393,973)      (9,881,799)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (11,545,951)      (11,796,686)      (17,425,096)     (10,146,697)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (1,382,493)      (11,161,233)         9,988,040      (3,687,052)
NET ASSETS:
   Beginning of year................        64,062,358        75,223,591       101,558,483      105,245,535
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     62,679,865  $     64,062,358  $    111,546,523  $   101,558,483
                                      ================  ================  ================  ===============


                                                 BHFTI INVESCO
                                           BALANCED-RISK ALLOCATION       BHFTI INVESCO SMALL CAP GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016            2017              2016
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        126,732  $      (53,561)  $     (118,182)  $      (116,619)
   Net realized gains (losses)......           278,241         (33,235)          895,613         1,479,887
   Change in unrealized gains
     (losses) on investments........            41,672          538,319        1,213,437         (510,491)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           446,645          451,523        1,990,868           852,777
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            54,277           65,500           17,930            22,826
   Net transfers (including fixed
     account).......................         (529,618)        1,429,833        (273,850)         (165,722)
   Contract charges.................          (45,074)         (49,655)         (49,810)          (51,467)
   Transfers for contract benefits
     and terminations...............         (597,060)        (417,820)      (1,370,028)         (897,209)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,117,475)        1,027,858      (1,675,758)       (1,091,572)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (670,830)        1,479,381          315,110         (238,795)
NET ASSETS:
   Beginning of year................         5,845,015        4,365,634        9,270,535         9,509,330
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      5,174,185  $     5,845,015  $     9,585,645  $      9,270,535
                                      ================  ===============  ===============  ================


                                               BHFTI JPMORGAN
                                          GLOBAL ACTIVE ALLOCATION
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        61,082  $         43,372
   Net realized gains (losses)......           53,463            81,601
   Change in unrealized gains
     (losses) on investments........          574,362          (30,867)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          688,907            94,106
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           14,130            25,264
   Net transfers (including fixed
     account).......................          233,206         (172,874)
   Contract charges.................         (45,527)          (43,075)
   Transfers for contract benefits
     and terminations...............        (512,130)         (240,363)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (310,321)         (431,048)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          378,586         (336,942)
NET ASSETS:
   Beginning of year................        4,783,661         5,120,603
                                      ---------------  ----------------
   End of year......................  $     5,162,247  $      4,783,661
                                      ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTI LOOMIS                      BHFTI METLIFE
                                           SAYLES GLOBAL MARKETS           MULTI-INDEX TARGETED RISK
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         5,756  $        23,274  $         7,835  $       (2,350)
   Net realized gains (losses).....          362,313          306,146          149,524           33,577
   Change in unrealized gains
     (losses) on investments.......        1,073,985         (88,883)          393,623          157,942
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,442,054          240,537          550,982          189,169
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           95,951           33,568               --               --
   Net transfers (including fixed
     account)......................           53,419          505,446          292,003      (1,066,479)
   Contract charges................         (55,481)         (49,014)         (40,290)         (42,725)
   Transfers for contract benefits
     and terminations..............      (1,379,413)        (769,694)        (337,040)        (178,510)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,285,524)        (279,694)         (85,327)      (1,287,714)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          156,530         (39,157)          465,655      (1,098,545)
NET ASSETS:
   Beginning of year...............        7,083,886        7,123,043        4,029,157        5,127,702
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     7,240,416  $     7,083,886  $     4,494,812  $     4,029,157
                                     ===============  ===============  ===============  ===============


                                                                                 BHFTI MORGAN
                                     BHFTI MFS RESEARCH INTERNATIONAL       STANLEY MID CAP GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016             2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       231,599  $       349,068  $     (144,897)  $     (148,059)
   Net realized gains (losses).....          389,820        (560,361)        1,138,466          413,535
   Change in unrealized gains
     (losses) on investments.......       10,485,703        (864,311)        3,105,657      (1,474,185)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       11,107,122      (1,075,604)        4,099,226      (1,208,709)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          204,538          552,956          131,532          193,747
   Net transfers (including fixed
     account)......................      (2,480,352)          315,135         (34,999)          253,731
   Contract charges................        (292,541)        (308,271)         (69,835)         (64,666)
   Transfers for contract benefits
     and terminations..............      (5,719,243)      (5,069,439)      (1,949,359)      (1,337,134)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (8,287,598)      (4,509,619)      (1,922,661)        (954,322)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,819,524      (5,585,223)        2,176,565      (2,163,031)
NET ASSETS:
   Beginning of year...............       44,975,903       50,561,126       10,900,288       13,063,319
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    47,795,427  $    44,975,903  $    13,076,853  $    10,900,288
                                     ===============  ===============  ===============  ===============


                                                                                 BHFTI PANAGORA
                                       BHFTI OPPENHEIMER GLOBAL EQUITY       GLOBAL DIVERSIFIED RISK
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (88,291)   $      (69,370)  $      (22,021)  $         21,459
   Net realized gains (losses).....        1,978,164         1,461,645          (4,215)            34,444
   Change in unrealized gains
     (losses) on investments.......        5,764,378       (1,520,512)          215,515          (99,362)
                                     ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,654,251         (128,237)          189,279          (43,459)
                                     ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          145,574           209,087            3,961            27,325
   Net transfers (including fixed
     account)......................      (2,893,012)         2,748,040        (588,668)         1,856,758
   Contract charges................        (164,546)         (169,135)         (15,995)          (16,947)
   Transfers for contract benefits
     and terminations..............      (3,072,313)       (1,856,118)        (132,687)          (14,678)
                                     ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,984,297)           931,874        (733,389)         1,852,458
                                     ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        1,669,954           803,637        (544,110)         1,808,999
NET ASSETS:
   Beginning of year...............       24,203,904        23,400,267        2,093,110           284,111
                                     ---------------   ---------------  ---------------  ----------------
   End of year.....................  $    25,873,858   $    24,203,904  $     1,549,000  $      2,093,110
                                     ===============   ===============  ===============  ================


                                                BHFTI PIMCO
                                         INFLATION PROTECTED BOND
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       118,581  $     (557,396)
   Net realized gains (losses).....        (626,220)      (1,005,408)
   Change in unrealized gains
     (losses) on investments.......        1,388,039        3,160,787
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          880,400        1,597,983
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          219,378          521,958
   Net transfers (including fixed
     account)......................        1,530,639           52,261
   Contract charges................        (321,345)        (352,880)
   Transfers for contract benefits
     and terminations..............      (5,110,940)      (5,299,375)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,682,268)      (5,078,036)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,801,868)      (3,480,053)
NET ASSETS:
   Beginning of year...............       41,977,421       45,457,474
                                     ---------------  ---------------
   End of year.....................  $    39,175,553  $    41,977,421
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                   BHFTI PYRAMIS
                                           BHFTI PIMCO TOTAL RETURN              GOVERNMENT INCOME
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                             2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       815,805  $     2,312,637  $        19,000  $        21,077
   Net realized gains (losses).......          482,308        (715,151)         (16,102)           14,565
   Change in unrealized gains
     (losses) on investments.........        4,001,221        1,017,710           25,118         (19,038)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        5,299,334        2,615,196           28,016           16,604
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        1,079,563        1,909,040            1,760            2,140
   Net transfers (including fixed
     account)........................        9,026,630      (2,366,639)        (388,104)        (631,217)
   Contract charges..................      (1,005,647)      (1,140,281)         (17,990)         (21,858)
   Transfers for contract benefits
     and terminations................     (20,888,374)     (22,231,104)        (273,152)        (255,428)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (11,787,828)     (23,828,984)        (677,486)        (906,363)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (6,488,494)     (21,213,788)        (649,470)        (889,759)
NET ASSETS:
   Beginning of year.................      168,834,685      190,048,473        2,449,387        3,339,146
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $   162,346,191  $   168,834,685  $     1,799,917  $     2,449,387
                                       ===============  ===============  ===============  ===============


                                                BHFTI SCHRODERS                  BHFTI SCHRODERS
                                             GLOBAL MULTI-ASSET II             GLOBAL MULTI-ASSET
                                                  SUBACCOUNT                       SUBACCOUNT
                                       -------------------------------  --------------------------------
                                             2017            2016            2017             2016
                                       ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       (3,513)  $     (11,516)  $      (13,991)  $         4,360
   Net realized gains (losses).......           55,226           6,321          126,391           52,606
   Change in unrealized gains
     (losses) on investments.........          254,244          81,298          266,667           75,229
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          305,957          76,103          379,067          132,195
                                       ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --          20,000            1,063              560
   Net transfers (including fixed
     account)........................        (223,611)        (87,997)        (418,192)          291,499
   Contract charges..................         (20,873)        (21,035)         (26,120)         (29,219)
   Transfers for contract benefits
     and terminations................        (186,084)       (102,312)        (356,900)        (209,091)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (430,568)       (191,344)        (800,149)           53,749
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (124,611)       (115,241)        (421,082)          185,944
NET ASSETS:
   Beginning of year.................        2,220,239       2,335,480        3,382,168        3,196,224
                                       ---------------  --------------  ---------------  ---------------
   End of year.......................  $     2,095,628  $    2,220,239  $     2,961,086  $     3,382,168
                                       ===============  ==============  ===============  ===============


                                                  BHFTI SSGA
                                             GROWTH AND INCOME ETF             BHFTI SSGA GROWTH ETF
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       696,937  $       672,239  $       416,005  $      421,597
   Net realized gains (losses).......          818,179        3,455,557          876,470       2,777,012
   Change in unrealized gains
     (losses) on investments.........        6,075,653      (1,505,876)        6,449,479       (652,744)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        7,590,769        2,621,920        7,741,954       2,545,865
                                       ---------------  ---------------  ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          104,339          675,872          199,764       1,147,652
   Net transfers (including fixed
     account)........................      (2,997,715)      (2,531,928)        (690,745)     (1,619,235)
   Contract charges..................        (522,565)        (557,249)        (430,276)       (456,000)
   Transfers for contract benefits
     and terminations................      (7,003,972)      (4,015,789)      (3,947,219)     (3,253,972)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (10,419,913)      (6,429,094)      (4,868,476)     (4,181,555)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets.................      (2,829,144)      (3,807,174)        2,873,478     (1,635,690)
NET ASSETS:
   Beginning of year.................       57,448,848       61,256,022       44,547,036      46,182,726
                                       ---------------  ---------------  ---------------  --------------
   End of year.......................  $    54,619,704  $    57,448,848  $    47,420,514  $   44,547,036
                                       ===============  ===============  ===============  ==============


                                                 BHFTI T. ROWE
                                             PRICE MID CAP GROWTH
                                                  SUBACCOUNT
                                       -------------------------------
                                            2017             2016
                                       --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $    (971,060)   $    (963,289)
   Net realized gains (losses).......       8,651,574       12,808,443
   Change in unrealized gains
     (losses) on investments.........       8,211,726      (8,311,355)
                                       --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............      15,892,240        3,533,799
                                       --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         345,845          619,678
   Net transfers (including fixed
     account)........................     (3,056,468)      (1,046,404)
   Contract charges..................       (415,877)        (446,205)
   Transfers for contract benefits
     and terminations................     (9,651,088)      (8,773,270)
                                       --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....    (12,777,588)      (9,646,201)
                                       --------------   --------------
     Net increase (decrease)
       in net assets.................       3,114,652      (6,112,402)
NET ASSETS:
   Beginning of year.................      73,965,658       80,078,060
                                       --------------   --------------
   End of year.......................  $   77,080,310   $   73,965,658
                                       ==============   ==============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTI VICTORY SYCAMORE                BHFTII BAILLIE
                                                MID CAP VALUE              GIFFORD INTERNATIONAL STOCK
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2017            2016             2017              2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (174,029)  $     (326,396)  $      (67,966)  $         67,696
   Net realized gains (losses)......          867,432        2,439,382          876,410         (419,438)
   Change in unrealized gains
     (losses) on investments........        3,173,759        4,559,635        9,991,245         1,761,928
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,867,162        6,672,621       10,799,689         1,410,186
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          358,403          704,929          180,708           305,693
   Net transfers (including fixed
     account).......................      (1,060,547)      (2,525,663)      (2,052,775)         (197,248)
   Contract charges.................        (251,181)        (271,777)        (163,046)         (171,480)
   Transfers for contract benefits
     and terminations...............      (6,221,024)      (5,108,552)      (5,122,465)       (4,620,424)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (7,174,349)      (7,201,063)      (7,157,578)       (4,683,459)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (3,307,187)        (528,442)        3,642,111       (3,273,273)
NET ASSETS:
   Beginning of year................       52,599,617       53,128,059       34,962,106        38,235,379
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $    49,292,430  $    52,599,617  $    38,604,217  $     34,962,106
                                      ===============  ===============  ===============  ================


                                                                                   BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME             CAPITAL APPRECIATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,308,320  $      1,410,207  $      (859,152)  $      (831,294)
   Net realized gains (losses)......         (169,867)          (99,229)         5,081,436         7,466,450
   Change in unrealized gains
     (losses) on investments........           838,014            99,714        14,389,408       (7,634,285)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,976,467         1,410,692        18,611,692         (999,129)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           575,163           713,362           233,588           544,857
   Net transfers (including fixed
     account).......................         6,715,438         1,036,510       (2,001,935)         (698,724)
   Contract charges.................         (371,289)         (402,127)         (199,887)         (201,255)
   Transfers for contract benefits
     and terminations...............       (9,771,996)       (9,944,854)       (7,072,149)       (5,672,643)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,852,684)       (8,597,109)       (9,040,383)       (6,027,765)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (876,217)       (7,186,417)         9,571,309       (7,026,894)
NET ASSETS:
   Beginning of year................        76,990,690        84,177,107        61,053,549        68,080,443
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     76,114,473  $     76,990,690  $     70,624,858  $     61,053,549
                                      ================  ================  ================  ================


                                              BHFTII BLACKROCK                   BHFTII BRIGHTHOUSE
                                            ULTRA-SHORT TERM BOND                ASSET ALLOCATION 20
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2017             2016              2017              2016
                                      ---------------   ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (362,884)   $     (458,078)  $        422,137  $     1,114,911
   Net realized gains (losses)......           31,125             3,864           722,512        1,668,287
   Change in unrealized gains
     (losses) on investments........          138,588            40,239         1,772,316        (927,704)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (193,171)         (413,975)         2,916,965        1,855,494
                                      ---------------   ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          303,830           177,276           145,698          546,839
   Net transfers (including fixed
     account).......................        3,402,932           842,082       (1,421,068)          759,819
   Contract charges.................        (227,737)         (244,730)         (464,203)        (477,944)
   Transfers for contract benefits
     and terminations...............      (6,923,741)       (6,312,425)       (4,703,366)      (7,441,539)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (3,444,716)       (5,537,797)       (6,442,939)      (6,612,825)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (3,637,887)       (5,951,772)       (3,525,974)      (4,757,331)
NET ASSETS:
   Beginning of year................       32,813,336        38,765,108        55,259,597       60,016,928
                                      ---------------   ---------------  ----------------  ---------------
   End of year......................  $    29,175,449   $    32,813,336  $     51,733,623  $    55,259,597
                                      ===============   ===============  ================  ===============


                                             BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 40
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       810,156  $      2,679,858
   Net realized gains (losses)......        4,407,465         8,354,335
   Change in unrealized gains
     (losses) on investments........        4,675,891       (5,574,539)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        9,893,512         5,459,654
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          647,198         2,132,934
   Net transfers (including fixed
     account).......................      (2,378,456)         (970,613)
   Contract charges.................        (859,450)         (889,689)
   Transfers for contract benefits
     and terminations...............     (16,754,254)      (14,077,329)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (19,344,962)      (13,804,697)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (9,451,450)       (8,345,043)
NET ASSETS:
   Beginning of year................      115,389,966       123,735,009
                                      ---------------  ----------------
   End of year......................  $   105,938,516  $    115,389,966
                                      ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                             BHFTII BRIGHTHOUSE                 BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                                 SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  ----------------------------------
                                            2017            2016              2017              2016
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,920,652  $     8,079,671  $      1,851,166  $     10,162,050
   Net realized gains (losses)......       22,221,961       42,717,208        45,684,335        79,706,474
   Change in unrealized gains
     (losses) on investments........       28,679,701     (27,130,980)        54,224,846      (50,391,148)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       52,822,314       23,665,899       101,760,347        39,477,376
                                      ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,708,310        2,819,204         2,429,413         4,631,728
   Net transfers (including fixed
     account).......................          801,987      (5,552,985)       (4,079,378)       (7,085,637)
   Contract charges.................      (3,588,670)      (3,745,783)       (5,686,399)       (5,836,687)
   Transfers for contract benefits
     and terminations...............     (54,068,389)     (45,660,955)      (67,660,688)      (52,342,326)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (55,146,762)     (52,140,519)      (74,997,052)      (60,632,922)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (2,324,448)     (28,474,620)        26,763,295      (21,155,546)
NET ASSETS:
   Beginning of year................      421,701,054      450,175,674       607,345,164       628,500,710
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $   419,376,606  $   421,701,054  $    634,108,459  $    607,345,164
                                      ===============  ===============  ================  ================


                                         BHFTII BRIGHTHOUSE/ARTISAN          BHFTII BRIGHTHOUSE/WELLINGTON
                                                MID CAP VALUE                          BALANCED
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (699,894)  $      (327,246)  $         48,349  $        93,866
   Net realized gains (losses)......         1,761,460        11,012,656           456,862          432,478
   Change in unrealized gains
     (losses) on investments........         9,380,817         7,920,455           910,623         (51,880)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        10,442,383        18,605,865         1,415,834          474,464
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           550,155           933,300            19,107           57,801
   Net transfers (including fixed
     account).......................       (1,446,637)       (1,292,647)           995,923        2,780,591
   Contract charges.................         (359,336)         (371,606)          (74,251)         (58,909)
   Transfers for contract benefits
     and terminations...............      (11,315,059)      (11,802,480)       (1,172,244)        (854,660)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (12,570,877)      (12,533,433)         (231,465)        1,924,823
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (2,128,494)         6,072,432         1,184,369        2,399,287
NET ASSETS:
   Beginning of year................       100,497,993        94,425,561        10,593,965        8,194,678
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     98,369,499  $    100,497,993  $     11,778,334  $    10,593,965
                                      ================  ================  ================  ===============


                                        BHFTII BRIGHTHOUSE/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES        BHFTII FRONTIER MID CAP GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017              2016
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       290,056  $        408,302  $     (139,655)   $     (138,584)
   Net realized gains (losses)......       10,106,619         9,679,306          814,310         1,639,545
   Change in unrealized gains
     (losses) on investments........       24,740,646         2,430,367        1,650,433       (1,089,614)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       35,137,321        12,517,975        2,325,088           411,347
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,440,822         1,995,695           73,212            87,498
   Net transfers (including fixed
     account).......................      (3,906,595)       (7,987,629)        (405,149)          (51,064)
   Contract charges.................        (939,458)       (1,048,368)         (71,944)          (77,559)
   Transfers for contract benefits
     and terminations...............     (26,808,886)      (26,395,187)      (1,502,105)       (1,084,420)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (30,214,117)      (33,435,489)      (1,905,986)       (1,125,545)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............        4,923,204      (20,917,514)          419,102         (714,198)
NET ASSETS:
   Beginning of year................      216,138,131       237,055,645       10,585,331        11,299,529
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $   221,061,335  $    216,138,131  $    11,004,433   $    10,585,331
                                      ===============  ================  ===============   ===============



                                            BHFTII JENNISON GROWTH
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2017              2016
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (231,998)  $      (233,629)
   Net realized gains (losses)......         2,226,695         2,701,378
   Change in unrealized gains
     (losses) on investments........         4,003,491       (2,825,896)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         5,998,188         (358,147)
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            69,853           112,627
   Net transfers (including fixed
     account).......................       (1,915,000)           516,256
   Contract charges.................         (118,165)         (127,198)
   Transfers for contract benefits
     and terminations...............       (2,202,531)       (2,312,966)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (4,165,843)       (1,811,281)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         1,832,345       (2,169,428)
NET ASSETS:
   Beginning of year................        18,435,535        20,604,963
                                      ----------------  ----------------
   End of year......................  $     20,267,880  $     18,435,535
                                      ================  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTII LOOMIS                      BHFTII LOOMIS
                                           SAYLES SMALL CAP CORE             SAYLES SMALL CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016             2017              2016
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (857,986)  $      (815,788)  $     (261,986)  $      (259,782)
   Net realized gains (losses).....        7,083,211         7,506,928        1,865,387         2,679,266
   Change in unrealized gains
     (losses) on investments.......        3,464,996         5,158,403        3,105,443       (1,560,293)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,690,221        11,849,543        4,708,844           859,191
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          361,333           529,211           96,301           277,932
   Net transfers (including fixed
     account)......................      (2,213,376)       (2,387,760)        (994,291)         (288,693)
   Contract charges................        (277,223)         (283,409)         (98,866)         (108,252)
   Transfers for contract benefits
     and terminations..............      (8,642,303)       (7,238,657)      (3,380,452)       (2,754,372)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (10,771,569)       (9,380,615)      (4,377,308)       (2,873,385)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,081,348)         2,468,928          331,536       (2,014,194)
NET ASSETS:
   Beginning of year...............       77,231,735        74,762,807       20,776,619        22,790,813
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $    76,150,387  $     77,231,735  $    21,108,155  $     20,776,619
                                     ===============  ================  ===============  ================


                                              BHFTII METLIFE                      BHFTII METLIFE
                                           AGGREGATE BOND INDEX                 MID CAP STOCK INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       647,766  $        650,233  $      (38,543)   $      (89,239)
   Net realized gains (losses).....         (28,670)           145,517        4,779,530         4,434,035
   Change in unrealized gains
     (losses) on investments.......          146,356         (287,260)        1,123,699         2,700,078
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          765,452           508,490        5,864,686         7,044,874
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          432,993           497,621          228,328           501,972
   Net transfers (including fixed
     account)......................        1,806,505         2,524,880          864,182           511,600
   Contract charges................        (246,096)         (293,160)        (263,864)         (246,737)
   Transfers for contract benefits
     and terminations..............      (6,532,836)       (5,777,620)      (6,102,035)       (4,082,581)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,539,434)       (3,048,279)      (5,273,389)       (3,315,746)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (3,773,982)       (2,539,789)          591,297         3,729,128
NET ASSETS:
   Beginning of year...............       47,526,945        50,066,734       43,844,511        40,115,383
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $    43,752,963  $     47,526,945  $    44,435,808   $    43,844,511
                                     ===============  ================  ===============   ===============



                                      BHFTII METLIFE MSCI EAFE INDEX    BHFTII METLIFE RUSSELL 2000 INDEX
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016             2017              2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       463,234  $       394,502   $      (98,340)  $      (38,836)
   Net realized gains (losses).....          634,362        (102,256)         3,713,913        3,408,349
   Change in unrealized gains
     (losses) on investments.......        6,337,773        (457,434)         1,278,907        3,083,249
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,435,369        (165,188)         4,894,480        6,452,762
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          158,339          287,694           241,014          275,822
   Net transfers (including fixed
     account)......................        (190,955)        1,011,489           453,060        1,102,338
   Contract charges................        (206,224)        (208,675)         (205,795)        (189,794)
   Transfers for contract benefits
     and terminations..............      (4,040,481)      (3,917,397)       (4,879,486)      (3,680,953)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,279,321)      (2,826,889)       (4,391,207)      (2,492,587)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............        3,156,048      (2,992,077)           503,273        3,960,175
NET ASSETS:
   Beginning of year...............       33,566,237       36,558,314        40,051,863       36,091,688
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $    36,722,285  $    33,566,237   $    40,555,136  $    40,051,863
                                     ===============  ===============   ===============  ===============



                                         BHFTII METLIFE STOCK INDEX
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2017             2016
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       222,395   $       353,669
   Net realized gains (losses).....        5,941,437         5,592,378
   Change in unrealized gains
     (losses) on investments.......        6,351,147           158,899
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,514,979         6,104,946
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          461,689           693,377
   Net transfers (including fixed
     account)......................        1,630,799         (684,752)
   Contract charges................        (389,499)         (365,588)
   Transfers for contract benefits
     and terminations..............      (9,031,950)       (6,274,074)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,328,961)       (6,631,037)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        5,186,018         (526,091)
NET ASSETS:
   Beginning of year...............       66,461,194        66,987,285
                                     ---------------   ---------------
   End of year.....................  $    71,647,212   $    66,461,194
                                     ===============   ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          BHFTII MFS TOTAL RETURN            BHFTII MFS VALUE II
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       435,924  $       574,478  $       387,169  $        57,321
   Net realized gains (losses).....        3,120,900        2,753,781        (522,508)        1,056,408
   Change in unrealized gains
     (losses) on investments.......          697,320        (324,863)        2,094,170        4,058,072
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,254,144        3,003,396        1,958,831        5,171,801
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          350,682          433,709          207,858          374,190
   Net transfers (including fixed
     account)......................          405,864          975,823          556,093      (2,113,232)
   Contract charges................        (152,014)        (152,952)        (210,445)        (213,369)
   Transfers for contract benefits
     and terminations..............      (5,063,820)      (4,873,718)      (4,141,912)      (3,987,626)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,459,288)      (3,617,138)      (3,588,406)      (5,940,037)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (205,144)        (613,742)      (1,629,575)        (768,236)
NET ASSETS:
   Beginning of year...............       41,534,107       42,147,849       34,659,666       35,427,902
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    41,328,963  $    41,534,107  $    33,030,091  $    34,659,666
                                     ===============  ===============  ===============  ===============



                                             BHFTII MFS VALUE            BHFTII NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       521,228  $       656,551  $      (837,868)  $     (786,599)
   Net realized gains (losses).....        5,862,192        7,258,786        10,595,982        2,429,630
   Change in unrealized gains
     (losses) on investments.......        6,506,028        1,827,673         1,122,858       11,013,678
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,889,448        9,743,010        10,880,972       12,656,709
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          444,059          796,321           573,923        1,239,488
   Net transfers (including fixed
     account)......................          631,569          568,359       (2,726,074)      (2,197,505)
   Contract charges................        (406,784)        (395,846)         (337,529)        (354,621)
   Transfers for contract benefits
     and terminations..............      (9,348,761)      (8,858,098)       (9,197,274)      (8,373,711)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (8,679,917)      (7,889,264)      (11,686,954)      (9,686,349)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        4,209,531        1,853,746         (805,982)        2,970,360
NET ASSETS:
   Beginning of year...............       83,454,614       81,600,868        84,216,626       81,246,266
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    87,664,145  $    83,454,614  $     83,410,644  $    84,216,626
                                     ===============  ===============  ================  ===============


                                              BHFTII T. ROWE                     BHFTII T. ROWE
                                          PRICE LARGE CAP GROWTH             PRICE SMALL CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017             2016             2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (794,281)  $     (806,301)  $      (345,801)  $     (333,987)
   Net realized gains (losses).....        7,199,250        9,105,695         2,846,784        4,162,961
   Change in unrealized gains
     (losses) on investments.......       12,086,025      (8,169,460)         3,047,046      (1,091,876)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       18,490,994          129,934         5,548,029        2,737,098
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          260,806          417,326           211,775          250,613
   Net transfers (including fixed
     account)......................      (3,344,136)        1,231,557         (481,817)        1,050,723
   Contract charges................        (392,789)        (394,522)         (190,501)        (187,126)
   Transfers for contract benefits
     and terminations..............      (9,272,142)      (6,528,719)       (3,389,316)      (2,910,682)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,748,261)      (5,274,358)       (3,849,859)      (1,796,472)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        5,742,733      (5,144,424)         1,698,170          940,626
NET ASSETS:
   Beginning of year...............       62,795,223       67,939,647        28,266,179       27,325,553
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    68,537,956  $    62,795,223  $     29,964,349  $    28,266,179
                                     ===============  ===============  ================  ===============


                                      BHFTII WESTERN ASSET MANAGEMENT
                                       STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     3,251,241  $       608,003
   Net realized gains (losses).....        1,403,063          609,408
   Change in unrealized gains
     (losses) on investments.......        3,747,038        6,266,404
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,401,342        7,483,815
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          644,404          786,081
   Net transfers (including fixed
     account)......................          612,149       60,978,923
   Contract charges................        (581,728)        (537,515)
   Transfers for contract benefits
     and terminations..............     (15,526,801)     (14,058,110)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (14,851,976)       47,169,379
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (6,450,634)       54,653,194
NET ASSETS:
   Beginning of year...............      133,277,778       78,624,584
                                     ---------------  ---------------
   End of year.....................  $   126,827,144  $   133,277,778
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                                          BHFTII WESTERN ASSET
                                                                                                       MANAGEMENT U.S. GOVERNMENT
                                                                                                               SUBACCOUNT
                                                                                                    --------------------------------
                                                                                                          2017            2016
                                                                                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...................................................................  $       559,681  $       593,699
   Net realized gains (losses)....................................................................        (241,900)         (75,167)
   Change in unrealized gains
     (losses) on investments......................................................................         (95,548)        (534,981)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............................................................................          222,233         (16,449)
                                                                                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........................................................................          265,474          523,631
   Net transfers (including fixed
     account).....................................................................................        2,446,970          592,292
   Contract charges...............................................................................        (219,693)        (251,255)
   Transfers for contract benefits
     and terminations.............................................................................      (7,809,559)      (6,458,674)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions.................................................................      (5,316,808)      (5,594,006)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............................................................................      (5,094,575)      (5,610,455)
NET ASSETS:
   Beginning of year..............................................................................       49,016,429       54,626,884
                                                                                                    ---------------  ---------------
   End of year....................................................................................  $    43,921,854  $    49,016,429
                                                                                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

         NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
             OF NEW ENGLAND LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc., a Delaware corporation (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial."

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Brighthouse Funds Trust I ("BHFTI")*
Brighthouse Funds Trust II ("BHFTII")*

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2017:

American Funds Bond Subaccount                         BHFTI Allianz Global Investors Dynamic Multi-Asset
American Funds Global Small Capitalization               Plus Subaccount
   Subaccount                                          BHFTI American Funds Balanced Allocation
American Funds Growth Subaccount                         Subaccount
American Funds Growth-Income Subaccount                BHFTI American Funds Growth Allocation
BHFTI AB Global Dynamic Allocation Subaccount            Subaccount

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


BHFTI American Funds Moderate Allocation                 BHFTII BlackRock Bond Income Subaccount (a)
   Subaccount                                            BHFTII BlackRock Capital Appreciation Subaccount (a)
BHFTI AQR Global Risk Balanced Subaccount                BHFTII BlackRock Ultra-Short Term Bond
BHFTI BlackRock Global Tactical Strategies                 Subaccount (a)
   Subaccount                                            BHFTII Brighthouse Asset Allocation 20 Subaccount
BHFTI Brighthouse Asset Allocation 100 Subaccount        BHFTII Brighthouse Asset Allocation 40 Subaccount
BHFTI Brighthouse Balanced Plus Subaccount               BHFTII Brighthouse Asset Allocation 60 Subaccount
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII Brighthouse Asset Allocation 80 Subaccount
   Return Subaccount                                     BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Wellington Large Cap Research            Subaccount (a)
   Subaccount                                            BHFTII Brighthouse/Wellington Balanced Subaccount
BHFTI Clarion Global Real Estate Subaccount              BHFTII Brighthouse/Wellington Core Equity
BHFTI ClearBridge Aggressive Growth Subaccount (a)         Opportunities Subaccount (a)
BHFTI Harris Oakmark International Subaccount (a)        BHFTII Frontier Mid Cap Growth Subaccount
BHFTI Invesco Balanced-Risk Allocation Subaccount        BHFTII Jennison Growth Subaccount (a)
BHFTI Victory Sycamore Mid Cap Value Subaccount          BHFTII Loomis Sayles Small Cap Core Subaccount (a)
BHFTI Invesco Small Cap Growth Subaccount                BHFTII Loomis Sayles Small Cap Growth Subaccount
BHFTI JPMorgan Global Active Allocation Subaccount       BHFTII MetLife Aggregate Bond Index Subaccount
BHFTI Loomis Sayles Global Markets Subaccount            BHFTII MetLife Mid Cap Stock Index Subaccount
BHFTI MetLife Multi-Index Targeted Risk Subaccount       BHFTII MetLife MSCI EAFE Index Subaccount
BHFTI MFS Research International Subaccount              BHFTII MetLife Russell 2000 Index Subaccount
BHFTI Morgan Stanley Mid Cap Growth Subaccount           BHFTII MetLife Stock Index Subaccount
BHFTI Oppenheimer Global Equity Subaccount               BHFTII MFS Total Return Subaccount (a)
BHFTI PanAgora Global Diversified Risk Subaccount        BHFTII MFS Value II Subaccount (a)
BHFTI PIMCO Inflation Protected Bond Subaccount          BHFTII MFS Value Subaccount (a)
BHFTI PIMCO Total Return Subaccount                      BHFTII Neuberger Berman Genesis Subaccount (a)
BHFTI Pyramis Government Income Subaccount               BHFTII T. Rowe Price Large Cap Growth Subaccount
BHFTI Schroders Global Multi-Asset II Subaccount         BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTI Schroders Global Multi-Asset Subaccount            BHFTII Western Asset Management Strategic Bond
BHFTI SSGA Growth and Income ETF Subaccount                Opportunities Subaccount (a)
BHFTI SSGA Growth ETF Subaccount                         BHFTII Western Asset Management U.S. Government
BHFTI T. Rowe Price Mid Cap Growth Subaccount              Subaccount (a)
BHFTII Baillie Gifford International Stock
   Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) Invesco Mid Cap Value Portfolio                   (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                    (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Name                                              New Name

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 1.15% - 2.20%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the period return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.95%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.75% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% -- 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investments Advisers, LLC, ("Brighthouse Advisers") an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    --------------    -------------    --------------
     American Funds Bond Subaccount.............................      2,439,477        26,640,080        2,659,481         4,562,223
     American Funds Global Small Capitalization Subaccount......      3,853,371        79,869,245        1,374,208        17,913,949
     American Funds Growth Subaccount...........................      3,970,961       226,050,748       30,727,215        56,020,713
     American Funds Growth-Income Subaccount....................      3,831,266       146,439,545       17,626,916        33,543,217
     BHFTI AB Global Dynamic Allocation Subaccount..............        327,274         3,654,618          148,325           770,871
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Subaccount...............................................         30,465           327,002           80,503            58,999
     BHFTI American Funds Balanced Allocation Subaccount........     14,676,207       131,341,914       12,738,129        27,800,902
     BHFTI American Funds Growth Allocation Subaccount..........     34,633,226       298,101,213       34,398,929        36,402,639
     BHFTI American Funds Moderate Allocation Subaccount........     11,142,921       101,764,728        9,158,930        17,982,740
     BHFTI AQR Global Risk Balanced Subaccount..................        711,706         7,479,979          862,270         2,001,391
     BHFTI BlackRock Global Tactical Strategies Subaccount......        647,654         6,678,978          585,059         1,671,134
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........      1,838,103        20,420,895        1,924,302         3,133,704
     BHFTI Brighthouse Balanced Plus Subaccount.................      1,909,025        21,261,235        4,935,033         3,856,559
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Subaccount...............................................        887,881         8,739,575          800,827         1,449,348
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................        973,372        11,034,957        2,356,258         3,649,034
     BHFTI Clarion Global Real Estate Subaccount................      3,776,298        47,328,691        2,448,982         6,753,153
     BHFTI ClearBridge Aggressive Growth Subaccount.............      3,477,537        43,837,198        1,695,198        13,574,098
     BHFTI Harris Oakmark International Subaccount..............      6,725,467        95,254,677        4,357,382        21,366,572
     BHFTI Invesco Balanced-Risk Allocation Subaccount..........        503,824         5,156,042          878,325         1,602,103
     BHFTI Invesco Small Cap Growth Subaccount..................        665,220         9,399,352        1,200,048         1,991,860
     BHFTI JPMorgan Global Active Allocation Subaccount.........        414,313         4,677,322          873,473         1,122,712
     BHFTI Loomis Sayles Global Markets Subaccount..............        402,698         5,630,648          745,270         1,993,054
     BHFTI MetLife Multi-Index Targeted Risk Subaccount.........        338,980         4,054,040          642,776           607,191
     BHFTI MFS Research International Subaccount................      3,772,344        41,474,511        1,445,661         9,501,624
     BHFTI Morgan Stanley Mid Cap Growth Subaccount.............        675,815         7,947,310        1,465,207         3,532,737
     BHFTI Oppenheimer Global Equity Subaccount.................        995,536        17,201,460        1,786,911         7,859,504
     BHFTI PanAgora Global Diversified Risk Subaccount..........        133,308         1,449,475          203,492           958,928
     BHFTI PIMCO Inflation Protected Bond Subaccount............      3,969,168        42,648,681        2,722,283         6,285,950
     BHFTI PIMCO Total Return Subaccount........................     14,291,063       164,773,171        6,925,593        17,063,612
     BHFTI Pyramis Government Income Subaccount.................        170,617         1,834,251          134,770           793,227
     BHFTI Schroders Global Multi-Asset II Subaccount...........        162,456         1,829,000          313,511           747,436
     BHFTI Schroders Global Multi-Asset Subaccount..............        229,904         2,599,238          168,324           924,615
     BHFTI SSGA Growth and Income ETF Subaccount................      4,397,730        48,666,611        2,318,379        11,867,115
     BHFTI SSGA Growth ETF Subaccount...........................      3,710,536        41,789,330        2,771,538         6,730,068
     BHFTI T. Rowe Price Mid Cap Growth Subaccount..............      6,994,600        64,376,260        8,119,712        15,183,589
     BHFTI Victory Sycamore Mid Cap Value Subaccount............      2,404,521        41,781,939          958,234         8,306,572
     BHFTII Baillie Gifford International Stock Subaccount......      2,906,364        30,086,367        1,169,200         8,394,655
     BHFTII BlackRock Bond Income Subaccount....................        723,375        77,488,131        7,949,404         9,493,781
     BHFTII BlackRock Capital Appreciation Subaccount...........      1,647,423        45,858,463        3,565,457        11,878,502
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........        289,772        28,996,794        5,095,876         8,902,873
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........      4,737,520        51,961,309        2,531,397         7,697,459
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........      8,962,655        99,127,684        7,392,263        22,440,858
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........     33,152,304       370,703,751       27,370,082        63,899,832
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........     44,718,511       525,226,829       45,344,746        84,184,188
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount........        387,651        81,597,791        2,568,111        15,838,828
     BHFTII Brighthouse/Wellington Balanced Subaccount..........        581,941        10,503,594        2,619,108         2,528,527
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................      6,908,764       195,722,173       11,981,939        33,746,055
     BHFTII Frontier Mid Cap Growth Subaccount..................        315,951         7,980,621          628,105         2,388,979
     BHFTII Jennison Growth Subaccount..........................      1,217,094        15,878,802        2,759,466         5,727,517
     BHFTII Loomis Sayles Small Cap Core Subaccount.............        269,177        61,186,087        6,285,373        12,877,656
     BHFTII Loomis Sayles Small Cap Growth Subaccount...........      1,502,376        16,036,820        1,202,986         4,833,491
     BHFTII MetLife Aggregate Bond Index Subaccount.............      4,100,577        44,029,803        3,117,259         7,008,971

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     BHFTII MetLife Mid Cap Stock Index Subaccount..............      2,229,604       32,597,158        5,566,441         8,073,336
     BHFTII MetLife MSCI EAFE Index Subaccount..................      2,577,016       30,419,613        2,143,169         5,959,288
     BHFTII MetLife Russell 2000 Index Subaccount...............      1,890,692       27,371,160        4,073,867         6,930,241
     BHFTII MetLife Stock Index Subaccount......................      1,394,189       48,191,532        8,484,888        13,583,296
     BHFTII MFS Total Return Subaccount.........................        236,309       34,016,056        3,870,580         5,696,193
     BHFTII MFS Value II Subaccount.............................      3,528,310       34,438,773        2,641,890         5,843,142
     BHFTII MFS Value Subaccount................................      5,319,928       79,882,455       10,145,873        13,101,637
     BHFTII Neuberger Berman Genesis Subaccount.................      3,731,895       57,490,324        7,490,992        13,282,970
     BHFTII T. Rowe Price Large Cap Growth Subaccount...........      2,755,854       50,944,633        6,098,745        15,573,649
     BHFTII T. Rowe Price Small Cap Growth Subaccount...........      1,297,725       23,280,389        3,405,160         5,780,471
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount.................................      9,169,315      116,370,080        7,300,381        18,901,238
     BHFTII Western Asset Management U.S. Government
       Subaccount...............................................      3,785,854       45,436,867        3,488,661         8,245,803

This page is intentionally left blank.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                                                          AMERICAN FUNDS
                                         AMERICAN FUNDS BOND        GLOBAL SMALL CAPITALIZATION       AMERICAN FUNDS GROWTH
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2017            2016           2017            2016            2017           2016
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........       1,583,928       1,799,791     25,275,009      28,194,373      11,105,193     12,820,721
Units issued and transferred
   from other funding options....         230,248         202,646      1,113,130       2,193,550         326,616        533,067
Units redeemed and transferred to
   other funding options.........       (366,064)       (418,509)    (4,951,858)     (5,112,914)     (2,057,876)    (2,248,595)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................       1,448,112       1,583,928     21,436,281      25,275,009       9,373,933     11,105,193
                                   ==============  ==============  =============  ==============  ==============  =============


                                                                                                             BHFTI
                                          AMERICAN FUNDS                 BHFTI AB GLOBAL           ALLIANZ GLOBAL INVESTORS
                                           GROWTH-INCOME               DYNAMIC ALLOCATION          DYNAMIC MULTI-ASSET PLUS
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017            2016
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........      10,299,442     11,701,397        339,866         363,522         294,331        307,914
Units issued and transferred
   from other funding options....         453,302        641,018         11,339          76,495          67,350        136,432
Units redeemed and transferred to
   other funding options.........     (1,865,861)    (2,042,973)       (58,954)       (100,151)        (51,458)      (150,015)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................       8,886,883     10,299,442        292,251         339,866         310,223        294,331
                                   ==============  =============  =============  ==============  ==============  =============

                                       BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                        BALANCED ALLOCATION             GROWTH ALLOCATION             MODERATE ALLOCATION
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........      11,350,612     12,313,704     22,758,256      24,572,520      8,654,853       9,654,055
Units issued and transferred
   from other funding options....         471,622        882,731      1,719,236       1,319,363        287,326         379,705
Units redeemed and transferred to
   other funding options.........     (1,983,142)    (1,845,823)    (3,248,980)     (3,133,627)    (1,305,439)     (1,378,907)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................       9,839,092     11,350,612     21,228,512      22,758,256      7,636,740       8,654,853
                                   ==============  =============  =============  ==============  =============  ==============


                                               BHFTI                     BHFTI BLACKROCK                BHFTI BRIGHTHOUSE
                                     AQR GLOBAL RISK BALANCED      GLOBAL TACTICAL STRATEGIES         ASSET ALLOCATION 100
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017            2016           2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........        694,683         789,827         614,001        685,840       1,333,471       1,602,470
Units issued and transferred
   from other funding options....         46,892         104,429          46,636        125,944          51,081          69,830
Units redeemed and transferred to
   other funding options.........      (179,236)       (199,573)       (136,444)      (197,783)       (187,998)       (338,829)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................        562,339         694,683         524,193        614,001       1,196,554       1,333,471
                                   =============  ==============  ==============  =============  ==============  ==============

                                               BHFTI                BHFTI BRIGHTHOUSE/FRANKLIN         BHFTI BRIGHTHOUSE/
                                     BRIGHTHOUSE BALANCED PLUS       LOW DURATION TOTAL RETURN    WELLINGTON LARGE CAP RESEARCH
                                            SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017           2016
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       1,501,126      1,507,821         911,794         981,341      1,196,833       1,326,829
Units issued and transferred
   from other funding options....         282,325        346,319         104,048         202,311        158,834          57,772
Units redeemed and transferred to
   other funding options.........       (281,498)      (353,014)       (169,725)       (271,858)      (297,297)       (187,768)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       1,501,953      1,501,126         846,117         911,794      1,058,370       1,196,833
                                   ==============  =============  ==============  ==============  =============  ==============


                                                BHFTI                    BHFTI CLEARBRIDGE                    BHFTI
                                     CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017           2016            2017            2016
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       2,586,391       3,011,290     46,262,111      54,839,983      38,426,954      42,566,089
Units issued and transferred
   from other funding options....         246,002         239,173      2,920,639       4,486,177       2,484,559       4,257,456
Units redeemed and transferred to
   other funding options.........       (522,580)       (664,072)   (10,318,521)    (13,064,049)     (8,167,046)     (8,396,591)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       2,309,813       2,586,391     38,864,229      46,262,111      32,744,467      38,426,954
                                   ==============  ==============  =============  ==============  ==============  ==============

                                           BHFTI INVESCO                      BHFTI                     BHFTI JPMORGAN
                                     BALANCED-RISK ALLOCATION       INVESCO SMALL CAP GROWTH       GLOBAL ACTIVE ALLOCATION
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........       5,087,606      4,193,200      3,217,105       3,632,938      3,883,931       4,223,944
Units issued and transferred
   from other funding options....         514,010      2,138,210        156,889         329,745        660,530         668,429
Units redeemed and transferred to
   other funding options.........     (1,458,400)    (1,243,804)      (693,823)       (745,578)      (910,778)     (1,008,442)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................       4,143,216      5,087,606      2,680,171       3,217,105      3,633,683       3,883,931
                                   ==============  =============  =============  ==============  =============  ==============




                                               BHFTI                       BHFTI METLIFE                      BHFTI
                                   LOOMIS SAYLES GLOBAL MARKETS      MULTI-INDEX TARGETED RISK     MFS RESEARCH INTERNATIONAL
                                            SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                       2017            2016            2017            2016            2017           2016
                                   -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........        491,198         532,833         328,904         430,933      28,936,781     31,870,645
Units issued and transferred
   from other funding options....         54,650          70,791          38,622          76,002       1,103,656      2,259,062
Units redeemed and transferred to
   other funding options.........      (130,828)       (112,426)        (45,927)       (178,031)     (5,740,256)    (5,192,926)
                                   -------------  --------------  --------------  --------------  --------------  -------------
Units end of year................        415,020         491,198         321,599         328,904      24,300,181     28,936,781
                                   =============  ==============  ==============  ==============  ==============  =============




          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                      BHFTI MORGAN STANLEY                  BHFTI                      BHFTI PANAGORA
                                         MID CAP GROWTH           OPPENHEIMER GLOBAL EQUITY        GLOBAL DIVERSIFIED RISK
                                           SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------  ----------------------------  ------------------------------
                                        2017          2016           2017           2016            2017            2016
                                   -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year..........      6,229,546      6,752,826        911,102        872,567       1,970,183         293,224
Units issued and transferred
   from other funding options....      1,041,867        865,745         94,803        178,788         195,265       2,117,086
Units redeemed and transferred to
   other funding options.........    (1,870,034)    (1,389,025)      (285,144)      (140,253)       (854,431)       (440,127)
                                   -------------  -------------  -------------  -------------  --------------  --------------
Units end of year................      5,401,379      6,229,546        720,761        911,102       1,311,017       1,970,183
                                   =============  =============  =============  =============  ==============  ==============


                                            BHFTI PIMCO                                                      BHFTI
                                     INFLATION PROTECTED BOND        BHFTI PIMCO TOTAL RETURN      PYRAMIS GOVERNMENT INCOME
                                            SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                       2017            2016            2017            2016           2017           2016
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........      2,829,259       3,177,227      92,864,031    105,923,533        224,765        307,368
Units issued and transferred
   from other funding options....        393,569         316,072       8,766,918      6,650,776         11,090        139,466
Units redeemed and transferred to
   other funding options.........      (640,552)       (664,040)    (15,128,378)   (19,710,278)       (72,861)      (222,069)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................      2,582,276       2,829,259      86,502,571     92,864,031        162,994        224,765
                                   =============  ==============  ==============  =============  =============  =============

                                          BHFTI SCHRODERS                    BHFTI                       BHFTI SSGA
                                       GLOBAL MULTI-ASSET II     SCHRODERS GLOBAL MULTI-ASSET       GROWTH AND INCOME ETF
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------  -----------------------------  ----------------------------
                                        2017           2016           2017           2016            2017           2016
                                   -------------  -------------  -------------  -------------   -------------  -------------

Units beginning of year..........        190,764        207,311      2,673,147      2,639,201       3,714,573      4,138,678
Units issued and transferred
   from other funding options....         23,701         42,047        110,662        528,242          95,601        171,831
Units redeemed and transferred to
   other funding options.........       (57,902)       (58,594)      (710,586)      (494,296)       (723,668)      (595,936)
                                   -------------  -------------  -------------  -------------   -------------  -------------
Units end of year................        156,563        190,764      2,073,223      2,673,147       3,086,506      3,714,573
                                   =============  =============  =============  =============   =============  =============


                                                                      BHFTI T. ROWE PRICE              BHFTI VICTORY
                                       BHFTI SSGA GROWTH ETF            MID CAP GROWTH            SYCAMORE MID CAP VALUE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2017           2016           2017           2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      2,885,442      3,158,936     38,550,602     43,791,124     13,900,520     16,016,570
Units issued and transferred
   from other funding options....        174,073        208,450      2,352,651      3,828,493        825,890      1,151,554
Units redeemed and transferred to
   other funding options.........      (464,854)      (481,944)    (8,288,136)    (9,069,015)    (2,675,988)    (3,267,604)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      2,594,661      2,885,442     32,615,117     38,550,602     12,050,422     13,900,520
                                   =============  =============  =============  =============  =============  =============

                                          BHFTII BAILLIE                     BHFTII                     BHFTII BLACKROCK
                                    GIFFORD INTERNATIONAL STOCK       BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2017            2016           2017            2016            2017            2016
                                   -------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........     24,386,630      27,742,965     12,121,638      13,462,692      12,540,493      13,808,625
Units issued and transferred
   from other funding options....        866,171       1,718,140      1,825,642       1,018,101         582,377         735,346
Units redeemed and transferred to
   other funding options.........    (5,060,893)     (5,074,475)    (2,254,157)     (2,359,155)     (2,148,283)     (2,003,478)
                                   -------------  --------------  -------------  --------------  --------------  --------------
Units end of year................     20,191,908      24,386,630     11,693,123      12,121,638      10,974,587      12,540,493
                                   =============  ==============  =============  ==============  ==============  ==============


                                         BHFTII BLACKROCK                BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                       ULTRA-SHORT TERM BOND             ASSET ALLOCATION 20             ASSET ALLOCATION 40
                                            SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      14,679,482      17,226,292       3,775,874       4,238,251       7,393,613       8,308,559
Units issued and transferred
   from other funding options....       3,165,298       2,719,230         160,096         380,362         235,434         447,936
Units redeemed and transferred to
   other funding options.........     (4,681,453)     (5,266,040)       (595,506)       (842,739)     (1,417,027)     (1,362,882)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      13,163,327      14,679,482       3,340,464       3,775,874       6,212,020       7,393,613
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                        BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE         BHFTII BRIGHTHOUSE/ARTISAN
                                        ASSET ALLOCATION 60            ASSET ALLOCATION 80               MID CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                       2017            2016           2017            2016            2017           2016
                                   -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........     25,823,624      29,181,489     36,108,562      39,963,794     18,907,688      21,551,878
Units issued and transferred
   from other funding options....        797,555       1,245,058      1,521,626       2,263,663        891,321         948,665
Units redeemed and transferred to
   other funding options.........    (3,962,462)     (4,602,923)    (5,637,829)     (6,118,895)    (3,162,826)     (3,592,855)
                                   -------------  --------------  -------------  --------------  -------------  --------------
Units end of year................     22,658,717      25,823,624     31,992,359      36,108,562     16,636,183      18,907,688
                                   =============  ==============  =============  ==============  =============  ==============




                                                                             BHFTII
                                        BHFTII BRIGHTHOUSE/          BRIGHTHOUSE/WELLINGTON                  BHFTII
                                        WELLINGTON BALANCED         CORE EQUITY OPPORTUNITIES        FRONTIER MID CAP GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017            2016           2017            2016            2017            2016
                                   --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........         163,665        134,747      39,390,385      45,734,551         145,604         162,702
Units issued and transferred
   from other funding options....          34,394         62,158       1,161,394       1,442,650          10,387          21,314
Units redeemed and transferred to
   other funding options.........        (38,468)       (33,240)     (6,248,717)     (7,786,816)        (33,754)        (38,412)
                                   --------------  -------------  --------------  --------------  --------------  --------------
Units end of year................         159,591        163,665      34,303,062      39,390,385         122,237         145,604
                                   ==============  =============  ==============  ==============  ==============  ==============




          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                              BHFTII                   BHFTII LOOMIS SAYLES
                                       BHFTII JENNISON GROWTH      LOOMIS SAYLES SMALL CAP CORE          SMALL CAP GROWTH
                                             SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017           2016            2017            2016
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........      20,055,574      22,075,873     11,536,783      13,142,049      11,235,020      12,924,156
Units issued and transferred
   from other funding options....       1,749,710       3,913,357        476,038         461,493         303,069       1,119,808
Units redeemed and transferred to
   other funding options.........     (5,496,596)     (5,933,656)    (2,006,942)     (2,066,759)     (2,413,108)     (2,808,944)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................      16,308,688      20,055,574     10,005,879      11,536,783       9,124,981      11,235,020
                                   ==============  ==============  =============  ==============  ==============  ==============


                                              BHFTII                        BHFTII                        BHFTII
                                   METLIFE AGGREGATE BOND INDEX   METLIFE MID CAP STOCK INDEX     METLIFE MSCI EAFE INDEX
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2017           2016           2017           2016           2017           2016
                                    -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      27,866,965     29,634,168     13,747,826     14,931,760     23,674,525     25,735,466
Units issued and transferred
   from other funding options....       3,335,599      5,477,959      1,466,715      1,629,000      1,388,071      2,454,512
Units redeemed and transferred to
   other funding options.........     (5,999,543)    (7,245,162)    (3,018,146)    (2,812,934)    (4,014,308)    (4,515,453)
                                    -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      25,203,021     27,866,965     12,196,395     13,747,826     21,048,288     23,674,525
                                    =============  =============  =============  =============  =============  =============

                                               BHFTII
                                     METLIFE RUSSELL 2000 INDEX     BHFTII METLIFE STOCK INDEX       BHFTII MFS TOTAL RETURN
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2017            2016            2017           2016            2017           2016
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........      12,703,540      13,681,999       9,214,312     10,221,981       4,690,976      5,092,815
Units issued and transferred
   from other funding options....       1,248,810       1,601,956       1,145,417        995,884         267,783        567,131
Units redeemed and transferred to
   other funding options.........     (2,564,102)     (2,580,415)     (2,068,367)    (2,003,553)       (791,297)      (968,970)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................      11,388,248      12,703,540       8,291,362      9,214,312       4,167,462      4,690,976
                                   ==============  ==============  ==============  =============  ==============  =============


                                                                                                          BHFTII
                                        BHFTII MFS VALUE II            BHFTII MFS VALUE          NEUBERGER BERMAN GENESIS
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2017           2016           2017           2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........     17,924,085     21,373,396     33,094,397     36,537,619     28,635,237     32,335,434
Units issued and transferred
   from other funding options....      2,139,613      2,095,028      2,946,026      3,518,914        739,483      1,108,097
Units redeemed and transferred to
   other funding options.........    (3,966,565)    (5,544,339)    (6,249,056)    (6,962,136)    (4,532,728)    (4,808,294)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................     16,097,133     17,924,085     29,791,367     33,094,397     24,841,992     28,635,237
                                   =============  =============  =============  =============  =============  =============

                                                                                                            BHFTII
                                       BHFTII T. ROWE PRICE           BHFTII T. ROWE PRICE         WESTERN ASSET MANAGEMENT
                                         LARGE CAP GROWTH               SMALL CAP GROWTH         STRATEGIC BOND OPPORTUNITIES
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017            2016           2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........     23,711,092      25,756,209       7,998,685      8,514,997     40,684,432      26,049,445
Units issued and transferred
   from other funding options....      1,835,834       3,865,381         847,189      1,486,651      2,415,535      21,576,217
Units redeemed and transferred to
   other funding options.........    (5,936,928)     (5,910,498)     (1,846,960)    (2,002,963)    (6,748,462)     (6,941,230)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................     19,609,998      23,711,092       6,998,914      7,998,685     36,351,505      40,684,432
                                   =============  ==============  ==============  =============  =============  ==============



                                       BHFTII WESTERN ASSET
                                    MANAGEMENT U.S. GOVERNMENT
                                            SUBACCOUNT
                                   -----------------------------
                                       2017            2016
                                   -------------  --------------

Units beginning of year..........     26,401,824      29,385,310
Units issued and transferred
   from other funding options....      2,607,854       2,370,421
Units redeemed and transferred to
   other funding options.........    (5,447,909)     (5,353,907)
                                   -------------  --------------
Units end of year................     23,561,769      26,401,824
                                   =============  ==============


          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2017:

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  American Funds Bond             2017     1,448,112    14.85 - 18.46      26,077,860
     Subaccount                   2016     1,583,928    14.68 - 18.05      27,903,008
                                  2015     1,799,791    14.62 - 17.79      31,237,104
                                  2014     2,054,115    14.94 - 17.99      36,076,315
                                  2013     2,325,977    14.54 - 17.33      39,394,102

  American Funds Global Small     2017    21,436,281      3.70 - 4.55      95,255,129
     Capitalization Subaccount    2016    25,275,009      3.01 - 3.66      90,532,040
                                  2015    28,194,373      3.02 - 3.64     100,294,411
                                  2014    32,159,842      3.09 - 3.68     115,675,747
                                  2013    37,330,513      3.10 - 3.65     133,338,396

  American Funds Growth           2017     9,373,933     6.25 - 34.03     307,153,648
     Subaccount                   2016    11,105,193    19.04 - 26.90     287,740,484
                                  2015    12,820,721     5.04 - 24.92     307,490,605
                                  2014    15,076,987     5.02 - 23.64     342,821,576
                                  2013    18,042,900    16.14 - 22.10     382,996,019

  American Funds                  2017     8,886,883    15.67 - 22.37     190,452,067
     Growth-Income Subaccount     2016    10,299,442    13.12 - 18.53     182,982,079
                                  2015    11,701,397    12.06 - 16.85     189,038,388
                                  2014    13,498,190    12.18 - 16.85     217,950,996
                                  2013    16,134,770    11.28 - 15.44     238,636,393

  BHFTI AB Global Dynamic         2017       292,251    13.55 - 14.15       4,107,222
     Allocation Subaccount        2016       339,866    12.04 - 12.60       4,255,229
                                  2015       363,522    11.85 - 12.30       4,442,798
                                  2014       344,386    12.02 - 12.37       4,238,825
                                  2013       340,220    11.41 - 11.66       3,949,619

  BHFTI Allianz Global            2017       310,223      1.16 - 1.17         363,118
     Investors Dynamic            2016       294,331      1.02 - 1.03         302,048
     Multi-Asset Plus Subaccount  2015       307,914      1.01 - 1.02         313,829
     (Commenced 4/28/2014)        2014        94,142             1.04          98,051

  BHFTI American Funds            2017     9,839,092     1.59 - 16.05     155,420,951
     Balanced Allocation          2016    11,350,612     1.38 - 13.89     156,218,897
     Subaccount                   2015    12,313,704    12.16 - 13.04     159,128,547
                                  2014    13,651,619    12.50 - 13.28     179,851,168
                                  2013    14,440,158    12.04 - 12.67     181,618,195

  BHFTI American Funds Growth     2017    21,228,512     1.67 - 16.89     355,336,811
     Allocation Subaccount        2016    22,758,256    13.02 - 14.08     317,698,345
                                  2015    24,572,520    12.29 - 13.07     318,621,059
                                  2014    25,618,554    12.63 - 13.32     338,829,244
                                  2013    26,207,533    12.03 - 12.67     329,912,452

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  American Funds Bond             2017      1.85         1.15 - 2.20          1.16 - 2.23
     Subaccount                   2016      1.62         1.15 - 2.20          0.45 - 1.51
                                  2015      1.59         1.15 - 2.20      (2.15) - (1.12)
                                  2014      1.87         1.40 - 2.45          2.73 - 3.81
                                  2013      1.71         1.40 - 2.45      (4.53) - (3.52)

  American Funds Global Small     2017      0.43         1.15 - 2.20        22.86 - 24.21
     Capitalization Subaccount    2016      0.24         1.15 - 2.20        (0.37) - 0.73
                                  2015        --         1.15 - 2.20      (2.16) - (1.08)
                                  2014      0.12         1.35 - 2.45        (0.35) - 0.75
                                  2013      0.87         1.35 - 2.45        25.18 - 26.56

  American Funds Growth           2017      0.49         1.15 - 2.20        20.57 - 26.58
     Subaccount                   2016      0.75         1.15 - 2.20          6.84 - 8.02
                                  2015      0.57         1.15 - 2.20          0.40 - 5.43
                                  2014      0.75         1.35 - 2.45          1.96 - 7.05
                                  2013      0.91         1.35 - 2.45        26.95 - 28.36

  American Funds                  2017      1.34         1.15 - 2.20        19.43 - 20.75
     Growth-Income Subaccount     2016      1.44         1.15 - 2.20         8.82 - 10.03
                                  2015      1.26         1.15 - 2.20        (1.00) - 0.09
                                  2014      1.23         1.35 - 2.45          7.96 - 9.15
                                  2013      1.32         1.35 - 2.45        30.27 - 31.71

  BHFTI AB Global Dynamic         2017      1.47         1.15 - 1.80        11.60 - 12.32
     Allocation Subaccount        2016      1.57         1.15 - 1.95          1.60 - 2.41
                                  2015      3.14         1.15 - 1.95      (1.36) - (0.57)
                                  2014      1.87         1.15 - 1.95          5.28 - 6.12
                                  2013      1.09         1.15 - 1.95          9.00 - 9.88

  BHFTI Allianz Global            2017      1.45         1.15 - 1.60        13.66 - 14.17
     Investors Dynamic            2016      0.05         1.15 - 1.60          0.38 - 0.83
     Multi-Asset Plus Subaccount  2015      1.22         1.15 - 1.60      (2.56) - (2.12)
     (Commenced 4/28/2014)        2014      0.40         1.15 - 1.35          4.40 - 4.55

  BHFTI American Funds            2017      1.49         1.15 - 2.05        14.49 - 15.52
     Balanced Allocation          2016      1.61         1.15 - 2.05          5.62 - 6.58
     Subaccount                   2015      1.40         1.15 - 2.05      (2.72) - (1.84)
                                  2014      1.27         1.15 - 2.05          3.90 - 4.84
                                  2013      1.36         1.15 - 2.05        16.13 - 17.18

  BHFTI American Funds Growth     2017      1.25         1.15 - 1.95        19.01 - 19.96
     Allocation Subaccount        2016      1.32         1.15 - 2.05          6.75 - 7.71
                                  2015      1.31         1.15 - 2.05      (2.67) - (1.89)
                                  2014      1.04         1.15 - 1.95          4.33 - 5.17
                                  2013      1.01         1.15 - 2.05        22.57 - 23.68

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI American Funds               2017     7,636,740    13.98 - 15.11     114,437,744
     Moderate Allocation             2016     8,654,853    12.62 - 13.53     116,221,978
     Subaccount                      2015     9,654,055    12.03 - 12.79     122,657,953
                                     2014    10,743,062    12.35 - 13.03     139,175,091
                                     2013    11,404,147    11.87 - 12.43     140,991,815

  BHFTI AQR Global Risk              2017       562,339    10.64 - 11.92       6,661,455
     Balanced Subaccount             2016       694,683    10.49 - 10.98       7,584,671
                                     2015       789,827     9.81 - 10.19       8,013,998
                                     2014     1,109,941    11.07 - 11.40      12,605,187
                                     2013     1,011,287    10.78 - 11.09      11,175,438

  BHFTI BlackRock Global             2017       524,193    12.87 - 13.48       7,020,428
     Tactical Strategies             2016       614,001    11.34 - 12.04       7,344,831
     Subaccount                      2015       685,840    11.23 - 11.66       7,948,746
                                     2014       727,216    11.36 - 11.81       8,539,602
                                     2013       714,637    10.96 - 11.28       8,021,650

  BHFTI Brighthouse Asset            2017     1,196,554    18.63 - 20.62      24,373,097
     Allocation 100 Subaccount       2016     1,333,471    15.01 - 16.96      22,352,058
                                     2015     1,602,470    14.46 - 15.75      24,955,510
                                     2014     1,763,916    14.68 - 16.25      28,342,417
                                     2013     2,094,855    14.28 - 15.65      32,390,256

  BHFTI Brighthouse Balanced         2017     1,501,953    14.60 - 15.30      22,736,422
     Plus Subaccount                 2016     1,501,126    12.50 - 13.08      19,452,040
                                     2015     1,507,821    11.76 - 12.21      18,270,651
                                     2014     1,622,023    12.50 - 12.88      20,771,779
                                     2013     1,283,328    11.63 - 11.88      15,182,172

  BHFTI Brighthouse/Franklin         2017       846,117     9.69 - 10.12       8,488,057
     Low Duration Total Return       2016       911,794     9.60 - 10.10       9,144,097
     Subaccount                      2015       981,341      9.61 - 9.91       9,666,742
                                     2014     1,000,480     9.76 - 10.09      10,040,845
                                     2013     1,070,341     9.86 - 10.10      10,762,551

  BHFTI                              2017     1,058,370    10.80 - 15.00      15,291,513
     Brighthouse/Wellington Large    2016     1,196,833     9.05 - 12.44      14,302,701
     Cap Research Subaccount         2015     1,326,829     8.53 - 11.62      14,815,754
                                     2014     1,632,849     8.34 - 11.25      17,639,903
                                     2013     1,682,265     7.28 - 10.03      16,194,897

  BHFTI Clarion Global Real          2017     2,309,813    18.18 - 20.56      46,788,192
     Estate Subaccount               2016     2,586,391    16.65 - 18.78      47,891,850
                                     2015     3,011,290    16.66 - 18.83      55,937,426
                                     2014     3,481,040    17.27 - 19.32      66,325,358
                                     2013     3,977,435    15.59 - 17.26      67,667,220

  BHFTI ClearBridge                  2017    38,864,229      1.14 - 1.78      62,679,865
     Aggressive Growth               2016    46,262,111      0.98 - 1.52      64,062,358
     Subaccount                      2015    54,839,983      0.97 - 1.50      75,223,591
                                     2014    60,219,466      1.03 - 1.58      86,973,052
                                     2013    28,755,511      0.87 - 1.34      33,957,658



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI American Funds               2017      1.78         1.15 - 1.95         10.79 - 11.68
     Moderate Allocation             2016      1.91         1.15 - 1.95           4.95 - 5.79
     Subaccount                      2015      1.49         1.15 - 1.95       (2.64) - (1.86)
                                     2014      1.45         1.15 - 1.95           4.05 - 4.88
                                     2013      1.64         1.15 - 1.95         11.33 - 12.22

  BHFTI AQR Global Risk              2017      1.67         1.15 - 1.85           7.80 - 8.55
     Balanced Subaccount             2016        --         1.15 - 1.95           6.86 - 7.72
                                     2015      5.58         1.15 - 1.95     (11.32) - (10.61)
                                     2014        --         1.15 - 1.95           1.99 - 2.81
                                     2013      2.08         1.15 - 2.20       (5.49) - (4.50)

  BHFTI BlackRock Global             2017      0.68         1.15 - 1.85         11.24 - 12.02
     Tactical Strategies             2016      1.46         1.15 - 2.20           2.16 - 3.24
     Subaccount                      2015      1.54         1.15 - 2.20       (2.04) - (1.25)
                                     2014      1.06         1.15 - 2.20           3.61 - 4.70
                                     2013      1.39         1.15 - 2.20           7.91 - 9.05

  BHFTI Brighthouse Asset            2017      1.23         1.15 - 1.95         20.57 - 21.53
     Allocation 100 Subaccount       2016      2.33         1.15 - 2.20           6.61 - 7.73
                                     2015      1.28         1.15 - 1.95       (3.90) - (3.13)
                                     2014      0.74         1.15 - 2.20           2.80 - 3.89
                                     2013      0.73         1.15 - 2.20         26.69 - 28.03

  BHFTI Brighthouse Balanced         2017      1.51         1.15 - 1.85         16.17 - 16.98
     Plus Subaccount                 2016      2.73         1.15 - 1.95           6.27 - 7.13
                                     2015      2.19         1.15 - 1.95       (5.94) - (5.18)
                                     2014      1.58         1.15 - 1.95           7.53 - 8.39
                                     2013      0.83         1.15 - 1.95         12.15 - 13.05

  BHFTI Brighthouse/Franklin         2017      1.44         1.15 - 1.80         (0.47) - 0.18
     Low Duration Total Return       2016      3.01         1.15 - 2.05           1.04 - 1.95
     Subaccount                      2015      3.06         1.15 - 1.80       (2.40) - (1.76)
                                     2014      2.05         1.15 - 2.05       (0.99) - (0.10)
                                     2013      0.94         1.15 - 2.05         (0.89) - 0.00

  BHFTI                              2017      0.88         1.15 - 2.10         19.41 - 20.55
     Brighthouse/Wellington Large    2016      2.19         1.15 - 2.10           6.03 - 7.04
     Cap Research Subaccount         2015      0.71         1.15 - 2.10           2.32 - 3.30
                                     2014      0.72         1.07 - 2.02         11.15 - 12.21
                                     2013      1.26         1.15 - 2.20         31.36 - 32.75

  BHFTI Clarion Global Real          2017      3.45         1.15 - 2.05           8.50 - 9.48
     Estate Subaccount               2016      2.08         1.15 - 2.10       (1.22) - (0.28)
                                     2015      3.78         1.15 - 2.20       (3.55) - (2.53)
                                     2014      1.61         1.15 - 2.20         10.80 - 11.97
                                     2013      6.91         1.15 - 2.20           1.29 - 2.36

  BHFTI ClearBridge                  2017      0.75         1.15 - 2.10         16.01 - 17.19
     Aggressive Growth               2016      0.44         1.15 - 2.20           0.45 - 1.66
     Subaccount                      2015      0.25         1.15 - 2.20       (6.13) - (5.08)
                                     2014      0.09         1.15 - 2.20         16.31 - 17.58
                                     2013      0.27         1.15 - 2.20         42.44 - 44.18



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  BHFTI Harris Oakmark               2017    32,744,467       2.99 - 3.51     111,546,523
     International Subaccount        2016    38,426,954       2.28 - 2.72     101,558,483
                                     2015    42,566,089       2.16 - 2.54     105,245,535
                                     2014    45,417,654       2.31 - 2.69     119,014,081
                                     2013    49,947,770       2.51 - 2.89     140,495,093

  BHFTI Invesco Balanced-Risk        2017     4,143,216       1.21 - 1.25       5,174,185
     Allocation Subaccount           2016     5,087,606       1.11 - 1.15       5,845,015
                                     2015     4,193,200       1.01 - 1.04       4,365,634
                                     2014     5,340,435       1.08 - 1.10       5,871,839
                                     2013     5,179,224       1.04 - 1.06       5,459,889

  BHFTI Invesco Small Cap            2017     2,680,171       3.15 - 3.65       9,585,645
     Growth Subaccount               2016     3,217,105       2.57 - 2.94       9,270,535
                                     2015     3,632,938       2.35 - 2.67       9,509,330
                                     2014     4,346,144       2.44 - 2.75      11,715,000
                                     2013     5,067,816       2.31 - 2.58      12,796,786

  BHFTI JPMorgan Global              2017     3,633,683       1.37 - 1.43       5,162,247
     Active Allocation Subaccount    2016     3,883,931       1.19 - 1.24       4,783,661
                                     2015     4,223,944       1.18 - 1.22       5,120,603
                                     2014     3,725,346       1.19 - 1.22       4,530,802
                                     2013     3,454,086       1.14 - 1.15       3,975,793

  BHFTI Loomis Sayles Global         2017       415,020      1.83 - 18.71       7,240,416
     Markets Subaccount              2016       491,198      1.51 - 15.39       7,083,886
     (Commenced 4/29/2013)           2015       532,833      1.46 - 14.86       7,123,043
                                     2014       584,314      1.47 - 14.85       7,804,547
                                     2013       612,874     13.67 - 14.52       8,800,808

  BHFTI MetLife Multi-Index          2017       321,599     13.58 - 14.07       4,494,812
     Targeted Risk Subaccount        2016       328,904     11.97 - 12.32       4,029,157
     (Commenced 4/29/2013)           2015       430,933     11.70 - 11.94       5,127,702
                                     2014       233,841     12.06 - 12.23       2,855,092
                                     2013        51,281     11.24 - 11.32         579,432

  BHFTI MFS Research                 2017    24,300,181       1.70 - 2.00      47,795,427
     International Subaccount        2016    28,936,781       1.32 - 1.58      44,975,903
                                     2015    31,870,645       1.36 - 1.61      50,561,126
                                     2014    35,082,889       1.42 - 1.66      57,350,296
                                     2013    38,428,828       1.56 - 1.81      68,276,242

  BHFTI Morgan Stanley Mid           2017     5,401,379       2.06 - 2.48      13,076,853
     Cap Growth Subaccount           2016     6,229,546       1.46 - 1.79      10,900,288
                                     2015     6,752,826       1.63 - 1.98      13,063,319
                                     2014     7,475,690       1.75 - 2.11      15,403,174
                                     2013     8,415,324       1.77 - 2.11      17,352,268

  BHFTI Oppenheimer Global           2017       720,761     30.37 - 36.63      25,873,858
     Equity Subaccount               2016       911,102     22.00 - 27.10      24,203,904
                                     2015       872,567     22.44 - 27.35      23,400,267
                                     2014       966,620     22.07 - 26.62      25,199,517
                                     2013     1,083,733     22.09 - 26.36      27,920,840



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI Harris Oakmark               2017      1.64         1.15 - 2.05        27.79 - 29.04
     International Subaccount        2016      2.14         1.15 - 2.20          5.82 - 7.07
                                     2015      3.01         1.15 - 2.20      (6.60) - (5.55)
                                     2014      2.45         1.15 - 2.20      (7.84) - (6.74)
                                     2013      2.55         1.15 - 2.20        27.65 - 29.15

  BHFTI Invesco Balanced-Risk        2017      3.62         1.15 - 1.80          8.04 - 8.75
     Allocation Subaccount           2016      0.15         1.15 - 1.95         9.56 - 10.44
                                     2015      2.71         1.15 - 1.95      (6.06) - (5.30)
                                     2014        --         1.15 - 1.95          3.54 - 4.37
                                     2013        --         1.15 - 1.95        (0.11) - 0.70

  BHFTI Invesco Small Cap            2017        --         1.15 - 2.05        22.80 - 23.90
     Growth Subaccount               2016        --         1.15 - 2.05         9.17 - 10.16
                                     2015        --         1.15 - 2.05      (3.70) - (2.83)
                                     2014        --         1.15 - 2.05          5.72 - 6.68
                                     2013      0.22         1.15 - 2.05        37.33 - 38.57

  BHFTI JPMorgan Global              2017      2.51         1.15 - 1.85        14.52 - 15.33
     Active Allocation Subaccount    2016      2.12         1.15 - 1.95          0.92 - 1.73
                                     2015      2.76         1.15 - 1.95      (1.05) - (0.26)
                                     2014      1.12         1.15 - 1.95          4.91 - 5.75
                                     2013      0.09         1.15 - 1.95          8.84 - 9.72

  BHFTI Loomis Sayles Global         2017      1.37         1.15 - 1.95        20.60 - 21.57
     Markets Subaccount              2016      1.65         1.15 - 2.20          2.50 - 3.58
     (Commenced 4/29/2013)           2015      1.57         1.15 - 1.95        (0.73) - 0.07
                                     2014      2.18         1.15 - 2.20          1.22 - 2.28
                                     2013        --         1.15 - 2.20         9.95 - 10.74

  BHFTI MetLife Multi-Index          2017      1.47         1.15 - 1.85        13.43 - 14.23
     Targeted Risk Subaccount        2016      1.23         1.15 - 1.85          2.45 - 3.17
     (Commenced 4/29/2013)           2015      1.14         1.15 - 1.80      (2.97) - (2.34)
                                     2014        --         1.15 - 1.80          7.31 - 8.01
                                     2013      0.44         1.15 - 1.80          4.28 - 4.74

  BHFTI MFS Research                 2017      1.74         1.15 - 2.05        25.56 - 26.69
     International Subaccount        2016      2.00         1.15 - 2.20      (3.03) - (2.01)
                                     2015      2.70         1.15 - 2.20      (3.91) - (2.90)
                                     2014      2.24         1.15 - 2.20      (8.97) - (8.01)
                                     2013      2.58         1.15 - 2.20        16.66 - 17.89

  BHFTI Morgan Stanley Mid           2017      0.15         1.15 - 2.05        37.08 - 38.32
     Cap Growth Subaccount           2016        --         1.15 - 2.20     (10.45) - (9.51)
                                     2015        --         1.15 - 2.20      (7.09) - (6.11)
                                     2014        --         1.15 - 2.20      (1.18) - (0.14)
                                     2013      0.64         1.15 - 2.20        36.00 - 37.43

  BHFTI Oppenheimer Global           2017      0.89         1.15 - 2.05        33.97 - 35.18
     Equity Subaccount               2016      0.93         1.15 - 2.20      (1.95) - (0.92)
                                     2015      0.94         1.15 - 2.20          1.67 - 2.75
                                     2014      0.84         1.05 - 2.10        (0.08) - 0.97
                                     2013      1.61         1.15 - 2.20        24.35 - 25.66



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  BHFTI PanAgora Global           2017     1,311,017       1.16 - 1.19       1,549,000
     Diversified Risk Subaccount  2016     1,970,183       1.04 - 1.06       2,093,110
     (Commenced 4/28/2014)        2015       293,224              0.97         284,111
                                  2014        14,262              1.04          14,785

  BHFTI PIMCO Inflation           2017     2,582,276     13.53 - 15.44      39,175,553
     Protected Bond Subaccount    2016     2,829,259     13.26 - 15.09      41,977,421
                                  2015     3,177,227     12.73 - 14.54      45,457,474
                                  2014     3,727,827     13.43 - 15.18      55,660,905
                                  2013     4,389,955     13.35 - 14.93      64,470,336

  BHFTI PIMCO Total Return        2017    86,502,571       1.63 - 1.91     162,346,191
     Subaccount                   2016    92,864,031       1.57 - 1.85     168,834,685
                                  2015   105,923,533       1.56 - 1.83     190,048,473
                                  2014   122,757,729       1.60 - 1.85     222,814,774
                                  2013   143,046,103       1.57 - 1.79     252,169,121

  BHFTI Pyramis Government        2017       162,994     10.61 - 11.12       1,799,917
     Income Subaccount            2016       224,765     10.48 - 10.96       2,449,387
                                  2015       307,368     10.54 - 10.95       3,339,146
                                  2014       165,422     10.70 - 11.02       1,808,773
                                  2013       137,416     10.15 - 10.37       1,416,691

  BHFTI Schroders Global          2017       156,563     13.01 - 13.44       2,095,628
     Multi-Asset II Subaccount    2016       190,764     11.38 - 11.67       2,220,239
     (Commenced 4/29/2013)        2015       207,311     11.10 - 11.29       2,335,480
                                  2014        87,934     11.44 - 11.57       1,015,117
                                  2013        41,171     10.74 - 10.77         443,128

  BHFTI Schroders Global          2017     2,073,223       1.38 - 1.43       2,961,086
     Multi-Asset Subaccount       2016     2,673,147       1.22 - 1.27       3,382,168
                                  2015     2,639,201       1.18 - 1.22       3,196,224
                                  2014     2,803,157       1.21 - 1.24       3,468,177
                                  2013     2,274,941       1.15 - 1.16       2,644,387

  BHFTI SSGA Growth and           2017     3,086,506     16.21 - 17.88      54,619,704
     Income ETF Subaccount        2016     3,714,573     14.27 - 15.61      57,448,848
                                  2015     4,138,678     13.75 - 14.93      61,256,022
                                  2014     4,444,850     14.31 - 15.41      67,926,805
                                  2013     4,805,421     13.79 - 14.73      70,251,765

  BHFTI SSGA Growth ETF           2017     2,594,661     16.70 - 18.42      47,420,514
     Subaccount                   2016     2,885,442     14.07 - 15.57      44,547,036
                                  2015     3,158,936     13.58 - 14.74      46,182,726
                                  2014     3,400,264     14.04 - 15.26      51,467,013
                                  2013     3,533,099     13.60 - 14.65      51,363,420

  BHFTI T. Rowe Price Mid Cap     2017    32,615,117       2.07 - 2.41      77,080,310
     Growth Subaccount            2016    38,550,602       1.66 - 1.96      73,965,658
                                  2015    43,791,124       1.59 - 1.86      80,078,060
                                  2014    49,399,451       1.53 - 1.77      85,709,579
                                  2013    55,061,813       1.38 - 1.58      85,764,588



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI PanAgora Global           2017        --         1.15 - 1.85         10.54 - 11.31
     Diversified Risk Subaccount  2016      3.27         1.15 - 1.85           9.09 - 9.85
     (Commenced 4/28/2014)        2015      0.29         1.15 - 1.35       (6.74) - (6.56)
                                  2014      0.26                1.25                  3.68

  BHFTI PIMCO Inflation           2017      1.56         1.15 - 2.05           1.37 - 2.29
     Protected Bond Subaccount    2016        --         1.15 - 2.10           2.80 - 3.78
                                  2015      4.91         1.15 - 2.20       (5.22) - (4.22)
                                  2014      1.54         1.15 - 2.20           0.65 - 1.72
                                  2013      2.27         1.15 - 2.20     (11.25) - (10.31)

  BHFTI PIMCO Total Return        2017      1.75         1.15 - 2.10           2.33 - 3.31
     Subaccount                   2016      2.55         1.15 - 2.20           0.38 - 1.44
                                  2015      5.27         1.15 - 2.20       (2.17) - (1.14)
                                  2014      2.36         1.15 - 2.20           1.92 - 3.00
                                  2013      4.23         1.15 - 2.20       (4.05) - (3.04)

  BHFTI Pyramis Government        2017      2.19         1.15 - 1.85           0.72 - 1.43
     Income Subaccount            2016      2.05         1.15 - 1.95         (0.64) - 0.16
                                  2015      1.91         1.15 - 1.95       (1.51) - (0.72)
                                  2014      2.22         1.15 - 1.95           5.48 - 6.33
                                  2013      1.81         1.15 - 1.95       (6.36) - (5.61)

  BHFTI Schroders Global          2017      1.07         1.15 - 1.85         14.34 - 15.14
     Multi-Asset II Subaccount    2016      0.73         1.15 - 1.85           2.65 - 3.37
     (Commenced 4/29/2013)        2015      0.69         1.15 - 1.80       (3.01) - (2.38)
                                  2014        --         1.15 - 1.80           6.70 - 7.40
                                  2013      1.22         1.15 - 1.60           5.12 - 5.43

  BHFTI Schroders Global          2017      0.77         1.15 - 1.80         12.26 - 12.99
     Multi-Asset Subaccount       2016      1.36         1.15 - 1.95           3.61 - 4.44
                                  2015      0.95         1.15 - 1.95       (2.79) - (2.01)
                                  2014      1.22         1.15 - 1.95           5.66 - 6.51
                                  2013      0.01         1.15 - 1.95           7.98 - 8.85

  BHFTI SSGA Growth and           2017      2.47         1.15 - 1.95         13.63 - 14.54
     Income ETF Subaccount        2016      2.36         1.15 - 1.95           3.74 - 4.57
                                  2015      2.29         1.15 - 1.95       (3.86) - (3.08)
                                  2014      2.22         1.15 - 1.95           3.77 - 4.60
                                  2013      2.50         1.15 - 1.95         10.75 - 11.64

  BHFTI SSGA Growth ETF           2017      2.11         1.15 - 1.95         17.33 - 18.27
     Subaccount                   2016      2.15         1.15 - 2.05           4.71 - 5.66
                                  2015      2.04         1.15 - 1.95       (4.20) - (3.43)
                                  2014      1.90         1.15 - 2.05           3.24 - 4.17
                                  2013      2.07         1.15 - 2.05         15.68 - 16.72

  BHFTI T. Rowe Price Mid Cap     2017        --         1.15 - 2.05         22.22 - 23.32
     Growth Subaccount            2016        --         1.15 - 2.20           3.90 - 5.00
                                  2015        --         1.15 - 2.20           4.35 - 5.45
                                  2014        --         1.15 - 2.20         10.32 - 11.49
                                  2013      0.21         1.15 - 2.20         33.61 - 35.02



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTI Victory Sycamore Mid   2017    12,050,422      3.49 - 4.19      49,292,430
     Cap Value Subaccount      2016    13,900,520      3.26 - 3.87      52,599,617
                               2015    16,016,570      2.83 - 3.39      53,128,059
                               2014    17,872,501      3.18 - 3.77      65,871,436
                               2013    21,359,994      2.96 - 3.47      72,645,514

  BHFTII Baillie Gifford       2017    20,191,908      1.54 - 1.98      38,604,217
     International Stock       2016    24,386,630      1.15 - 1.49      34,962,106
     Subaccount                2015    27,742,965      1.13 - 1.43      38,235,379
                               2014    31,149,863      1.17 - 1.48      44,356,217
                               2013    34,523,112      1.19 - 1.54      51,433,878

  BHFTII BlackRock Bond        2017    11,693,123      5.04 - 6.86      76,114,473
     Income Subaccount         2016    12,121,638      4.95 - 6.68      76,990,690
                               2015    13,462,692      4.91 - 6.57      84,177,107
                               2014    14,885,595      4.99 - 6.62      93,750,166
                               2013    16,334,076      4.70 - 6.26      97,412,829

  BHFTII BlackRock Capital     2017    10,974,587      3.25 - 6.62      70,624,858
     Appreciation Subaccount   2016    12,540,493      2.46 - 5.01      61,053,549
                               2015    13,808,625      2.50 - 5.07      68,080,443
                               2014    15,897,586      2.39 - 4.83      74,762,622
                               2013    19,170,461      2.22 - 4.50      83,923,630

  BHFTII BlackRock             2017    13,163,327      1.76 - 2.32      29,175,449
     Ultra-Short Term Bond     2016    14,679,482      1.78 - 2.33      32,813,336
     Subaccount                2015    17,226,292      1.82 - 2.35      38,765,108
                               2014    19,586,167      1.71 - 2.39      44,665,731
                               2013    24,312,164      1.75 - 2.42      56,018,696

  BHFTII Brighthouse Asset     2017     3,340,464    14.20 - 15.72      51,733,623
     Allocation 20 Subaccount  2016     3,775,874    13.38 - 14.87      55,259,597
                               2015     4,238,251    13.21 - 14.39      60,016,928
                               2014     4,775,040    13.22 - 14.64      68,920,141
                               2013     5,660,242    12.94 - 14.18      79,132,085

  BHFTII Brighthouse Asset     2017     6,212,020    15.46 - 17.33     105,938,516
     Allocation 40 Subaccount  2016     7,393,613    14.26 - 15.84     115,389,966
                               2015     8,308,559    13.72 - 15.10     123,735,009
                               2014     9,854,354    14.16 - 15.44     150,208,135
                               2013    11,364,982    13.77 - 14.89     167,044,283

  BHFTII Brighthouse Asset     2017    22,658,717    16.97 - 18.78     419,376,606
     Allocation 60 Subaccount  2016    25,823,624    14.65 - 16.56     421,701,054
                               2015    29,181,489    13.98 - 15.64     450,175,674
                               2014    33,947,563    14.48 - 16.03     536,980,259
                               2013    38,014,221    14.09 - 15.43     579,666,964

  BHFTII Brighthouse Asset     2017    31,992,359    17.91 - 20.08     634,108,459
     Allocation 80 Subaccount  2016    36,108,562    15.34 - 17.04     607,345,164
                               2015    39,963,794    14.25 - 15.94     628,500,710
                               2014    43,837,426    14.82 - 16.40     709,612,314
                               2013    46,754,770    14.40 - 15.77     728,399,299



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  BHFTI Victory Sycamore Mid   2017      0.92         1.15 - 2.10           7.21 - 8.23
     Cap Value Subaccount      2016      0.63         1.15 - 2.10         13.10 - 14.18
                               2015      0.46         1.15 - 2.20     (10.96) - (10.02)
                               2014      0.48         1.15 - 2.20           7.26 - 8.39
                               2013      0.73         1.15 - 2.20         27.47 - 28.82

  BHFTII Baillie Gifford       2017      1.08         1.15 - 2.10         32.12 - 33.38
     International Stock       2016      1.45         1.15 - 2.10           2.92 - 4.04
     Subaccount                2015      1.52         1.15 - 2.10       (4.18) - (3.27)
                               2014      1.30         1.15 - 2.10       (5.30) - (4.30)
                               2013      1.49         1.15 - 2.20         12.63 - 13.99

  BHFTII BlackRock Bond        2017      2.96         1.15 - 2.00           1.80 - 2.71
     Income Subaccount         2016      3.02         1.15 - 2.00           0.83 - 1.74
                               2015      3.67         1.15 - 2.00       (1.65) - (0.76)
                               2014      3.32         1.15 - 2.00           4.69 - 5.65
                               2013      3.89         1.15 - 2.05       (3.02) - (2.10)

  BHFTII BlackRock Capital     2017      0.05         1.15 - 2.10         30.96 - 32.21
     Appreciation Subaccount   2016        --         1.15 - 2.10       (2.17) - (1.20)
                               2015        --         1.15 - 2.10           3.86 - 4.89
                               2014      0.03         1.15 - 2.20           6.27 - 7.50
                               2013      0.75         1.15 - 2.20         30.99 - 32.51

  BHFTII BlackRock             2017      0.10         1.15 - 1.95       (1.30) - (0.46)
     Ultra-Short Term Bond     2016      0.01         1.15 - 1.95       (1.82) - (1.00)
     Subaccount                2015        --         1.15 - 1.95       (1.93) - (1.14)
                               2014        --         1.15 - 2.20       (2.18) - (1.14)
                               2013        --         1.15 - 2.20       (2.18) - (1.14)

  BHFTII Brighthouse Asset     2017      2.06         1.15 - 1.95           4.87 - 5.71
     Allocation 20 Subaccount  2016      3.21         1.15 - 2.05           2.41 - 3.33
                               2015      2.10         1.15 - 1.95       (2.51) - (1.72)
                               2014      3.97         1.15 - 2.20           2.20 - 3.28
                               2013      3.02         1.15 - 2.20           2.02 - 3.09

  BHFTII Brighthouse Asset     2017      2.00         1.15 - 2.05           8.40 - 9.38
     Allocation 40 Subaccount  2016      3.54         1.15 - 2.05           3.94 - 4.87
                               2015      0.28         1.15 - 2.05       (3.08) - (2.20)
                               2014      2.88         1.15 - 2.05           2.80 - 3.73
                               2013      2.52         1.15 - 2.05           8.67 - 9.66

  BHFTII Brighthouse Asset     2017      1.72         1.15 - 1.95         12.52 - 13.42
     Allocation 60 Subaccount  2016      3.15         1.15 - 2.20           4.77 - 5.88
                               2015      0.53         1.15 - 2.20       (3.42) - (2.40)
                               2014      2.08         1.15 - 2.20           2.76 - 3.85
                               2013      1.93         1.15 - 2.20         15.42 - 16.64

  BHFTII Brighthouse Asset     2017      1.55         1.15 - 2.05         16.75 - 17.80
     Allocation 80 Subaccount  2016      2.94         1.15 - 2.05           5.95 - 6.90
                               2015      0.33         1.15 - 2.20       (3.84) - (2.82)
                               2014      1.61         1.15 - 2.20           2.94 - 4.02
                               2013      1.45         1.15 - 2.20         21.61 - 22.89



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse/Artisan      2017    16,636,183      4.86 - 6.15      98,369,499
     Mid Cap Value Subaccount     2016    18,907,688      4.41 - 5.52     100,497,993
                                  2015    21,551,878      3.48 - 4.55      94,425,561
                                  2014    24,196,924      3.93 - 5.09     118,669,726
                                  2013    28,625,432      3.95 - 5.06     139,622,050

  BHFTII                          2017       159,591    61.21 - 76.30      11,778,334
     Brighthouse/Wellington       2016       163,665    48.79 - 67.20      10,593,965
     Balanced Subaccount          2015       134,747    50.30 - 63.69       8,194,678
                                  2014       143,973    46.69 - 62.98       8,642,661
                                  2013       165,341    43.28 - 57.77       9,114,958

  BHFTII                          2017    34,303,062      5.55 - 6.68     221,061,335
     Brighthouse/Wellington Core  2016    39,390,385      4.66 - 5.68     216,138,131
     Equity Opportunities         2015    45,734,551      4.21 - 5.36     237,055,645
     Subaccount                   2014    53,857,693      4.21 - 5.31     276,231,796
                                  2013    65,387,642      3.90 - 4.86     307,249,171

  BHFTII Frontier Mid Cap         2017       122,237    73.31 - 92.96      11,004,433
     Growth Subaccount            2016       145,604    58.13 - 75.26      10,585,331
                                  2015       162,702    56.43 - 72.40      11,299,529
                                  2014       193,362    53.93 - 71.38      13,173,590
                                  2013       227,192    49.72 - 65.12      14,115,648

  BHFTII Jennison Growth          2017    16,308,688      1.08 - 1.28      20,267,880
     Subaccount                   2016    20,055,574      0.80 - 0.95      18,435,535
                                  2015    22,075,873      0.82 - 0.96      20,604,963
                                  2014    24,233,615      0.76 - 0.88      20,690,541
                                  2013    28,011,321      0.70 - 0.81      22,243,582

  BHFTII Loomis Sayles Small      2017    10,005,879      6.23 - 7.87      76,150,387
     Cap Core Subaccount          2016    11,536,783      5.53 - 6.92      77,231,735
                                  2015    13,142,049      4.60 - 5.88      74,762,807
                                  2014    15,202,871      4.78 - 6.04      88,938,080
                                  2013    17,829,467      4.72 - 5.90     101,863,059

  BHFTII Loomis Sayles Small      2017     9,124,981      2.03 - 2.35      21,108,155
     Cap Growth Subaccount        2016    11,235,020      1.59 - 1.88      20,776,619
                                  2015    12,924,156      1.54 - 1.79      22,790,813
                                  2014    15,057,281      1.55 - 1.79      26,507,182
                                  2013    16,983,884      1.57 - 1.79      29,937,334

  BHFTII MetLife Aggregate        2017    25,203,021      1.52 - 1.78      43,752,963
     Bond Index Subaccount        2016    27,866,965      1.44 - 1.75      47,526,945
                                  2015    29,634,168      1.51 - 1.73      50,066,734
                                  2014    32,084,403      1.47 - 1.75      54,897,351
                                  2013    35,166,715      1.43 - 1.68      57,720,818

  BHFTII MetLife Mid Cap          2017    12,196,395      3.23 - 3.71      44,435,808
     Stock Index Subaccount       2016    13,747,826      2.85 - 3.25      43,844,511
                                  2015    14,931,760      2.42 - 2.73      40,115,383
                                  2014    16,872,248      2.53 - 2.84      47,120,563
                                  2013    19,063,379      2.28 - 2.63      49,300,976



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse/Artisan      2017      0.57         1.15 - 2.10         10.32 - 11.37
     Mid Cap Value Subaccount     2016      0.95         1.15 - 2.10         20.23 - 21.37
                                  2015      1.02         1.15 - 2.20     (11.63) - (10.61)
                                  2014      0.60         1.15 - 2.20         (0.54) - 0.61
                                  2013      0.85         1.15 - 2.20         33.54 - 35.09

  BHFTII                          2017      1.69         1.15 - 1.85         12.75 - 13.54
     Brighthouse/Wellington       2016      2.34         1.15 - 2.20           4.42 - 5.52
     Balanced Subaccount          2015      1.68         1.15 - 1.95           0.32 - 1.13
                                  2014      1.75         1.15 - 2.20           7.88 - 9.02
                                  2013      2.25         1.15 - 2.20         17.66 - 18.90

  BHFTII                          2017      1.41         1.15 - 1.95         16.63 - 17.56
     Brighthouse/Wellington Core  2016      1.47         1.15 - 1.95           4.99 - 5.93
     Equity Opportunities         2015      1.61         1.15 - 2.20         (0.08) - 1.10
     Subaccount                   2014      0.55         1.15 - 2.20           7.95 - 9.18
                                  2013      1.25         1.15 - 2.20         30.46 - 32.00

  BHFTII Frontier Mid Cap         2017        --         1.15 - 1.95         22.53 - 23.51
     Growth Subaccount            2016        --         1.15 - 2.05           3.02 - 3.96
                                  2015        --         1.15 - 2.05           0.52 - 1.43
                                  2014        --         1.15 - 2.20           8.46 - 9.61
                                  2013      1.12         1.15 - 2.20         29.55 - 30.92

  BHFTII Jennison Growth          2017      0.13         1.15 - 2.10         34.22 - 35.56
     Subaccount                   2016      0.07         1.15 - 2.10       (2.16) - (1.16)
                                  2015      0.06         1.15 - 2.10           8.30 - 9.40
                                  2014      0.07         1.15 - 2.10           6.54 - 7.61
                                  2013      0.26         1.15 - 2.20         33.93 - 35.34

  BHFTII Loomis Sayles Small      2017      0.16         1.15 - 2.05         12.63 - 13.76
     Cap Core Subaccount          2016      0.17         1.15 - 2.05         16.56 - 17.73
                                  2015      0.05         1.15 - 2.20       (3.88) - (2.77)
                                  2014      0.01         1.15 - 2.20           1.25 - 2.42
                                  2013      0.31         1.15 - 2.20         37.63 - 39.22

  BHFTII Loomis Sayles Small      2017        --         1.15 - 2.05         24.12 - 25.24
     Cap Growth Subaccount        2016        --         1.15 - 2.20           3.74 - 4.83
                                  2015        --         1.15 - 2.20         (0.78) - 0.27
                                  2014        --         1.15 - 2.20       (1.26) - (0.22)
                                  2013        --         1.15 - 2.20         45.15 - 46.68

  BHFTII MetLife Aggregate        2017      2.69         1.15 - 1.95           0.98 - 1.79
     Bond Index Subaccount        2016      2.58         1.15 - 2.20         (0.08) - 0.97
                                  2015      2.73         1.15 - 1.95       (1.84) - (1.05)
                                  2014      2.86         1.15 - 2.20           3.18 - 4.27
                                  2013      3.46         1.15 - 2.20       (4.65) - (3.65)

  BHFTII MetLife Mid Cap          2017      1.17         1.15 - 1.95         13.40 - 14.31
     Stock Index Subaccount       2016      1.04         1.15 - 1.95         17.82 - 18.76
                                  2015      0.94         1.15 - 1.95       (4.50) - (3.73)
                                  2014      0.84         1.15 - 1.95           7.12 - 7.98
                                  2013      0.97         1.15 - 2.20         29.94 - 31.31



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTII MetLife MSCI EAFE     2017    21,048,288      1.53 - 1.78      36,722,285
     Index Subaccount          2016    23,674,525      1.25 - 1.44      33,566,237
                               2015    25,735,466      1.26 - 1.45      36,558,314
                               2014    27,616,552      1.30 - 1.48      40,202,603
                               2013    30,060,411      1.36 - 1.60      47,208,525

  BHFTII MetLife Russell 2000  2017    11,388,248      3.13 - 3.65      40,555,136
     Index Subaccount          2016    12,703,540      2.71 - 3.22      40,051,863
                               2015    13,681,999      2.35 - 2.70      36,091,688
                               2014    15,415,616      2.51 - 2.86      43,088,125
                               2013    17,763,527      2.35 - 2.76      47,935,785

  BHFTII MetLife Stock Index   2017     8,291,362      7.15 - 8.92      71,647,212
     Subaccount                2016     9,214,312      6.01 - 7.44      66,461,194
                               2015    10,221,981      5.51 - 6.76      66,987,285
                               2014    11,389,111      5.23 - 6.78      74,895,370
                               2013    12,521,936      4.73 - 6.06      73,596,932

  BHFTII MFS Total Return      2017     4,167,462     5.78 - 75.89      41,328,963
     Subaccount                2016     4,690,976     5.27 - 68.50      41,534,107
                               2015     5,092,815     4.94 - 63.68      42,147,849
                               2014     5,985,507     4.92 - 64.74      49,656,232
                               2013     7,358,832     4.65 - 60.50      56,360,705

  BHFTII MFS Value II          2017    16,097,133      1.81 - 2.11      33,030,091
     Subaccount                2016    17,924,085      1.68 - 1.99      34,659,666
                               2015    21,373,396      1.45 - 1.70      35,427,902
                               2014    24,119,676      1.59 - 1.83      43,113,362
                               2013    27,136,141      1.48 - 1.69      44,710,234

  BHFTII MFS Value Subaccount  2017    29,791,367     1.67 - 17.89      87,664,145
                               2016    33,094,397     1.43 - 15.38      83,454,614
                               2015    36,537,619     1.27 - 13.63      81,600,868
                               2014    41,049,457     1.29 - 13.84      93,384,518
                               2013    47,559,233     1.18 - 12.67      99,910,703

  BHFTII Neuberger Berman      2017    24,841,992      2.89 - 3.44      83,410,644
     Genesis Subaccount        2016    28,635,237      2.56 - 3.01      84,216,626
                               2015    32,335,434      2.21 - 2.57      81,246,266
                               2014    37,570,344      2.24 - 2.59      95,137,635
                               2013    44,237,122      2.06 - 2.62     113,610,753

  BHFTII T. Rowe Price Large   2017    19,609,998     2.96 - 34.88      68,537,956
     Cap Growth Subaccount     2016    23,711,092     2.23 - 26.46      62,795,223
                               2015    25,756,209     2.24 - 26.39      67,939,647
                               2014    29,309,827     2.07 - 24.18      70,710,117
                               2013    33,495,559     1.95 - 22.50      75,081,697

  BHFTII T. Rowe Price Small   2017     6,998,914      3.63 - 4.38      29,964,349
     Cap Growth Subaccount     2016     7,998,685      2.94 - 3.62      28,266,179
                               2015     8,514,997      2.69 - 3.28      27,325,553
                               2014     9,061,974      2.69 - 3.24      28,694,594
                               2013    10,399,904      2.58 - 3.07      31,191,510



                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  BHFTII MetLife MSCI EAFE     2017      2.53         1.15 - 1.95        22.21 - 23.19
     Index Subaccount          2016      2.41         1.15 - 1.95      (0.95) - (0.15)
                               2015      3.04         1.15 - 1.95      (3.19) - (2.41)
                               2014      2.39         1.15 - 1.95      (8.08) - (7.34)
                               2013      2.92         1.15 - 2.20        18.88 - 20.13

  BHFTII MetLife Russell 2000  2017      1.02         1.15 - 1.95        12.19 - 13.09
     Index Subaccount          2016      1.17         1.15 - 2.10        18.45 - 19.58
                               2015      0.99         1.15 - 1.95      (6.34) - (5.58)
                               2014      0.97         1.15 - 1.95          2.76 - 3.58
                               2013      1.39         1.15 - 2.20        35.18 - 36.60

  BHFTII MetLife Stock Index   2017      1.58         1.15 - 1.95        18.90 - 19.85
     Subaccount                2016      1.82         1.15 - 1.95         9.23 - 10.11
                               2015      1.53         1.15 - 1.95      (1.04) - (0.24)
                               2014      1.52         1.15 - 2.20        10.64 - 11.81
                               2013      1.69         1.15 - 2.20        28.83 - 30.19

  BHFTII MFS Total Return      2017      2.35         1.15 - 2.10         9.84 - 10.89
     Subaccount                2016      2.70         1.15 - 2.10          6.66 - 7.68
                               2015      2.41         1.15 - 2.10      (2.47) - (1.54)
                               2014      2.26         1.15 - 2.20          6.01 - 7.12
                               2013      2.42         1.15 - 2.20        16.12 - 17.34

  BHFTII MFS Value II          2017      2.43         1.15 - 2.05          5.18 - 6.29
     Subaccount                2016      1.44         1.15 - 2.20        15.53 - 16.79
                               2015      1.59         1.15 - 2.20      (8.22) - (7.14)
                               2014      1.10         1.15 - 2.20          7.31 - 8.53
                               2013      1.18         1.15 - 2.20        28.88 - 30.38

  BHFTII MFS Value Subaccount  2017      1.89         1.15 - 2.10        15.20 - 16.46
                               2016      2.10         1.15 - 2.20        11.61 - 12.90
                               2015      2.55         1.15 - 2.20      (2.53) - (1.41)
                               2014      1.59         1.15 - 2.20          8.16 - 9.36
                               2013      1.17         1.15 - 2.20        18.00 - 34.08

  BHFTII Neuberger Berman      2017      0.25         1.15 - 2.10        13.15 - 14.30
     Genesis Subaccount        2016      0.29         1.15 - 2.10        15.99 - 17.18
                               2015      0.24         1.15 - 2.10      (1.66) - (0.72)
                               2014      0.25         1.15 - 2.10      (2.32) - (1.33)
                               2013      0.57         1.15 - 2.20        25.75 - 36.79

  BHFTII T. Rowe Price Large   2017      0.08         1.15 - 2.10        30.71 - 31.95
     Cap Growth Subaccount     2016        --         1.15 - 2.20        (0.68) - 0.37
                               2015        --         1.15 - 2.20          8.11 - 9.25
                               2014        --         1.15 - 2.20          6.46 - 7.58
                               2013      0.06         1.15 - 2.20        35.75 - 37.18

  BHFTII T. Rowe Price Small   2017      0.07         1.15 - 2.05        20.06 - 21.14
     Cap Growth Subaccount     2016      0.03         1.15 - 2.20         9.06 - 10.21
                               2015        --         1.15 - 2.20          0.23 - 1.29
                               2014        --         1.15 - 2.20          4.33 - 5.43
                               2013      0.14         1.15 - 2.20        41.04 - 42.52



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Western Asset           2017    36,351,505     2.85 - 33.50     126,827,144
     Management Strategic Bond   2016    40,684,432     2.61 - 31.45     133,277,778
     Opportunities Subaccount    2015    26,049,445      2.46 - 3.13      78,624,584
                                 2014    29,728,141      2.56 - 3.23      92,517,493
                                 2013    33,895,692      2.49 - 3.10     101,309,175

  BHFTII Western Asset           2017    23,561,769      1.55 - 1.94      43,921,854
     Management U.S. Government  2016    26,401,824      1.53 - 1.93      49,016,429
     Subaccount                  2015    29,385,310      1.56 - 1.93      54,626,884
                                 2014    34,254,156      1.57 - 1.94      64,144,486
                                 2013    38,768,390      1.54 - 1.91      71,587,134

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTII Western Asset           2017      3.77         1.15 - 2.10          5.75 - 6.78
     Management Strategic Bond   2016      1.80         1.15 - 2.20          4.02 - 7.23
     Opportunities Subaccount    2015      4.93         1.15 - 2.20      (4.13) - (3.02)
                                 2014      5.31         1.15 - 2.20          3.00 - 4.19
                                 2013      4.88         1.15 - 2.20      (1.37) - (0.22)

  BHFTII Western Asset           2017      2.47         1.15 - 2.10        (0.34) - 0.61
     Management U.S. Government  2016      2.41         1.15 - 2.20        (1.03) - 0.04
     Subaccount                  2015      2.11         1.15 - 2.20      (1.73) - (0.75)
                                 2014      1.77         1.15 - 2.20          0.33 - 1.43
                                 2013      1.99         1.15 - 2.20      (3.06) - (1.88)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

                      NEW ENGLAND LIFE INSURANCE COMPANY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Index to Statutory Basis Financial Statements

                                                                                                             Page
                                                                                                             ----
Independent Auditors' Report                                                                                   2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016 and
  2015:
    Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus                               4
    Statutory Statements of Operations and Changes in Capital and Surplus                                      5
    Statutory Statements of Cash Flow                                                                          6
Notes to the Statutory Financial Statements
    Note 1 -- Summary of Significant Accounting Policies                                                       7
    Note 2 -- Fair Value Information                                                                          18
    Note 3 -- Investments                                                                                     23
    Note 4 -- Related Party Information                                                                       35
    Note 5 -- Premium and Annuity Considerations Deferred and Uncollected                                     37
    Note 6 -- Reinsurance and Other Insurance Transactions                                                    37
    Note 7 -- Reserves for Life Contracts and Deposit-Type Contracts                                          39
    Note 8 -- Participating Business                                                                          40
    Note 9 -- Accident and Health ("A&H") Policy and Claim Liabilities                                        40
    Note 10 -- Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics   41
    Note 11 -- Separate Accounts                                                                              42
    Note 12 -- Federal Income Tax                                                                             43
    Note 13 -- Capital and Surplus                                                                            49
    Note 14 -- Employee Benefit Plans                                                                         50
    Note 15 -- Leases                                                                                         57
    Note 16 -- Other Commitments and Contingencies                                                            57
    Note 17 -- Retained Assets                                                                                61
    Note 18 -- Subsequent Events                                                                              63
Statutory Supplemental Schedules as of and for the Year Ended December 31, 2017
    Schedule I -- Statutory Selected Financial Data                                                           65
    Schedule II -- Supplemental Investment Risks Interrogatories                                              69
    Schedule III -- Statutory Summary Investment Schedule                                                     74

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying statutory-basis financial statements of New England Life Insurance Company (a wholly-owned subsidiary of Brighthouse Financial, Inc.) (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2017 and 2016, and the related statutory-basis statements of operations and changes in capital and surplus, and cash flow for the three years ended December 31, 2017, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by New England Life Insurance Company using the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Commonwealth of Massachusetts Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, are also described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of New England Life Insurance Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the three years ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of New England Life Insurance Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the three years ended December 31, 2017, in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

As discussed in Note 1 to the statutory-basis financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2017 audit was conducted for the purpose of forming an opinion on the 2017 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2017 are presented for purposes of additional analysis and are not a required part of the 2017 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2017 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2017 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
April 12, 2018

                      NEW ENGLAND LIFE INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                          December 31, 2017 and 2016
                       (In thousands, except share data)

                                                                                          2017        2016
                                                                                      -----------  ----------
ADMITTED ASSETS
Bonds................................................................................ $ 1,326,013  $1,407,782
Mortgage loans.......................................................................     102,310      87,588
Cash, cash equivalents and short-term investments....................................      49,249      20,608
Contract loans.......................................................................     417,299     424,497
Derivative assets....................................................................      10,829      18,682
Other invested assets................................................................      13,599      16,022
                                                                                      -----------  ----------
Total invested assets................................................................   1,919,299   1,975,179

Investment income due and accrued....................................................      24,374      25,129
Premiums and annuity considerations deferred and uncollected.........................      17,580      15,303
Net deferred tax asset...............................................................      37,395      41,944
Other assets.........................................................................      60,910      47,692
                                                                                      -----------  ----------
Total assets excluding Separate Accounts.............................................   2,059,558   2,105,247
Separate Account assets..............................................................   8,101,052   7,696,438
                                                                                      -----------  ----------
Total Admitted Assets................................................................ $10,160,610  $9,801,685
                                                                                      ===========  ==========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Reserves for life and health insurance and annuities................................. $ 1,225,006  $1,274,198
Liability for deposit-type contracts.................................................       7,811       7,854
Dividends due to policyholders.......................................................       4,467       4,782
Other policy liabilities.............................................................      27,690      36,629
Asset valuation reserve..............................................................      14,658      17,052
Derivative liabilities...............................................................         486         120
Payable for collateral received......................................................      10,900      19,059
Funds held under reinsurance treaties................................................      78,827      79,241
Net transfers to (from) Separate Accounts due and accrued............................     (22,024)    (35,658)
Amounts withheld or retained as agent or trustee.....................................      79,134     100,209
Other liabilities....................................................................     150,076     146,928
                                                                                      -----------  ----------
Total liabilities excluding Separate Accounts........................................   1,577,031   1,650,414
Separate Account liabilities.........................................................   8,101,052   7,696,438
                                                                                      -----------  ----------
Total Liabilities....................................................................   9,678,083   9,346,852
                                                                                      -----------  ----------
Capital and Surplus
Capital stock (par value $125 per share, 50,000 shares authorized, 20,000 issued and
  outstanding).......................................................................       2,500       2,500
Paid-in surplus......................................................................     334,273     334,273
Unassigned surplus (deficit).........................................................     145,754     118,060
                                                                                      -----------  ----------
Total Capital and Surplus............................................................     482,527     454,833
                                                                                      -----------  ----------
Total Liabilities and Capital and Surplus............................................ $10,160,610  $9,801,685
                                                                                      ===========  ==========

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

     Statutory Statements of Operations and Changes in Capital and Surplus
             For the Years Ended December 31, 2017, 2016 and 2015
                                (In thousands)

                                                                                    2017       2016       2015
                                                                                 ---------  ---------  ---------
INCOME
Premiums and annuity considerations............................................. $ 153,800  $ 187,927  $ 203,962
Considerations for supplementary contracts and dividend accumulations...........     3,437     10,220      5,043
Net investment income...........................................................    99,553    108,901    111,844
Reserve adjustments on reinsurance ceded........................................  (530,503)  (433,162)  (538,633)
Other income (loss).............................................................   121,939    182,062    206,145
                                                                                 ---------  ---------  ---------
Total income....................................................................  (151,774)    55,948    (11,639)
                                                                                 ---------  ---------  ---------

BENEFITS AND EXPENSES
Benefit payments................................................................   501,552    469,158    474,167
Changes to reserves, deposit funds and other policy liabilities.................   (44,592)    21,705      2,522
Insurance expenses and taxes (other than Federal income and capital gains
  taxes)........................................................................    87,516     85,871     53,925
Net transfers to (from) Separate Accounts.......................................  (782,262)  (674,450)  (750,405)
                                                                                 ---------  ---------  ---------
Total benefits and expenses before dividends to policyholders...................  (237,786)   (97,716)  (219,791)
                                                                                 ---------  ---------  ---------
Gain (loss) from operations before dividends to policyholders and Federal
  income tax....................................................................    86,012    153,664    208,152
Dividends to policyholders......................................................     4,582      4,475      4,808
                                                                                 ---------  ---------  ---------
Gain (loss) from operations before Federal income tax...........................    81,430    149,189    203,344
Federal income tax expense (benefit) (excluding income tax on capital gains and
  losses).......................................................................    15,717     42,911     46,816
                                                                                 ---------  ---------  ---------
Gain (loss) from operations.....................................................    65,713    106,278    156,528
Net realized capital gains (losses), net of Federal income tax and interest
  maintenance reserve transfer..................................................     2,247      2,564        274
                                                                                 ---------  ---------  ---------
NET INCOME (LOSS)...............................................................    67,960    108,842    156,802

CHANGES IN CAPITAL AND SURPLUS
Change in General Account net unrealized capital gains (losses).................       264        442        292
Change in net deferred income tax...............................................   (26,589)     2,437    (16,656)
Change in nonadmitted assets....................................................    28,359     (3,606)    21,990
Change in asset valuation reserve...............................................     2,394      4,237        555
Change in surplus as a result of reinsurance....................................    52,099     (1,337)    (1,337)
Dividends to stockholder........................................................  (106,000)  (295,000)  (199,000)
Change due to prior period adjustment...........................................    15,157      3,251         --
Other - net.....................................................................    (5,950)     3,651     (5,967)
                                                                                 ---------  ---------  ---------
NET CHANGE IN CAPITAL AND SURPLUS...............................................    27,694   (177,083)   (43,321)
CAPITAL AND SURPLUS AT BEGINNING OF YEAR........................................   454,833    631,916    675,237
                                                                                 ---------  ---------  ---------
CAPITAL AND SURPLUS AT END OF YEAR.............................................. $ 482,527  $ 454,833  $ 631,916
                                                                                 =========  =========  =========

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

                       Statutory Statements of Cash Flow
             For the Years Ended December 31, 2017, 2016 and 2015
                                (In thousands)

                                                                                   2017        2016       2015
                                                                                ----------  ---------  ----------
CASH FROM OPERATIONS
Premiums and annuity considerations, net of reinsurance, received.............. $  156,209  $ 197,469  $  216,225
Net investment income received.................................................     95,618    106,246     106,248
Other income (loss) received...................................................    175,798    186,692     207,922
                                                                                ----------  ---------  ----------
Total receipts.................................................................    427,625    490,407     530,395
                                                                                ----------  ---------  ----------
Benefits paid..................................................................  1,061,165    914,482   1,014,102
Insurance expenses and taxes paid (other than Federal income and capital gains
  taxes).......................................................................     90,606     90,578      64,638
Net transfers to (from) Separate Accounts......................................   (795,895)  (693,035)   (776,909)
Dividends paid to policyholders................................................      4,898      5,265       5,278
Federal income tax paid (recovered) (net of tax on capital gains and losses)...     34,326     39,138      58,423
                                                                                ----------  ---------  ----------
Total payments.................................................................    395,100    356,428     365,532
                                                                                ----------  ---------  ----------
Net cash provided by (used in) operations......................................     32,525    133,979     164,863
                                                                                ----------  ---------  ----------

CASH FROM INVESTMENTS
Proceeds from invested assets sold, matured or repaid..........................    306,255    760,511     647,157
Cost of invested assets acquired...............................................   (230,438)  (623,636)   (617,298)
Net change in contract loans...................................................      7,199      2,377      (4,954)
                                                                                ----------  ---------  ----------
Net cash provided by (used in) investments.....................................     83,016    139,252      24,905
                                                                                ----------  ---------  ----------

CASH FROM FINANCING AND OTHER SOURCES
Dividends to stockholder.......................................................   (106,000)  (295,000)   (199,000)
Net change in deposit-type contracts...........................................        (43)       499         912
Net Change in payable for collateral received..................................     (8,159)     3,848       5,465
Other-net......................................................................     27,302     24,012       9,174
                                                                                ----------  ---------  ----------
Net cash provided by (used in) financing and other sources.....................    (86,900)  (266,641)   (183,449)
                                                                                ----------  ---------  ----------

NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS..................................................................     28,641      6,590       6,319
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR..............................................................     20,608     14,018       7,699
                                                                                ----------  ---------  ----------
END OF YEAR.................................................................... $   49,249  $  20,608  $   14,018
                                                                                ==========  =========  ==========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  FOR NON-CASH TRANSACTIONS:
Prior period adjustments....................................................... $   23,318  $   5,002  $       --
Tax on prior period adjustments................................................ $    8,161  $   1,751  $      110
Capitalized interest on bonds.................................................. $      169  $     622  $      402

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY
                    Notes to Statutory Financial Statements
             For the Years Ended December 31, 2017, 2016 and 2015

Note 1 - Summary of Significant Accounting Policies

Business

   The New England Life Insurance Company (the "Company") is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("Brighthouse"). The Company is domiciled in the Commonwealth of Massachusetts ("Massachusetts") and is licensed to transact insurance business in, and is subject to regulation by, all 50 states and the District of Columbia.

   The Company does not currently write new insurance business. The Company has in-force variable and universal life insurance policies, fixed and variable annuities, participating and non-participating traditional life insurance policies, pension products, and group life and disability policies. The Company also has in-force a small block of health insurance policies, which are administered by Unum Group.

   In July 2016, MetLife, Inc. ("MetLife") completed the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife's U.S. Retail advisor force and certain assets and liabilities associated with the MetLife Premier Client Group, including MetLife's affiliated broker-dealer, MetLife Securities, Inc, a wholly-owned subsidiary of MetLife. In connection with the disposition, certain of the Company's postretirement plans were re-measured resulting in curtailment charges and actuarial gains/losses. As of December 31, 2016, the Company recorded a $5 million pre-tax curtailment gain, which consisted of a $10 million decrease in the postretirement plan liability and $15 million recognition of prior benefits previously recorded to unassigned surplus, for a net increase to capital and surplus of $4 million. The Company had a net increase to capital and surplus of less than $1 million from the remeasurement loss in the postretirement plan liability due to a census update and the curtailment. Additionally, the Company recorded a $3 million impairment of computer software related to the transaction.

   On January 12, 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business (the "Separation"). In anticipation of the Separation, Metropolitan Life Insurance Company ("MLIC") distributed all issued and outstanding shares of the common stock of the Company to MetLife in December 2016. As of the date of distribution, the Company became a wholly-owned subsidiary of MetLife. Additionally, on July 21, 2016, MetLife announced that the separated business would be rebranded as "Brighthouse Financial".

   On October 5, 2016, Brighthouse, which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, filed a registration statement on Form 10 (as amended, the "Form 10") with the SEC that was declared effective by the SEC on July 6, 2017. The information statement filed as an exhibit to the Form 10 disclosed MetLife's plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and included the Company and certain affiliates in the planned separated business, and distributing at least 80.1% of the shares of Brighthouse common stock on a pro rata basis to the holders of MetLife common stock. On April 29, 2017, MetLife contributed the Company to Brighthouse Holdings, LLC ("Brighthouse Holdings"), and subsequently on
July 28, 2017 contributed Brighthouse Holdings to Brighthouse resulting in the Company becoming a wholly-owned subsidiary of Brighthouse Holdings and an indirect wholly-owned subsidiary of Brighthouse.

   On August 4, 2017, Brighthouse completed its Separation with MetLife. As a result of the Separation, Brighthouse became an independent entity, with 80.8% of its outstanding common shares owned by MetLife shareholders of record as of July 19, 2017 and 19.2% owned by MetLife.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Basis of Presentation

   The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commissioner of Insurance in the Massachusetts Division of Insurance (the "Division"). The Division requires that insurance companies domiciled in Massachusetts prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP").

   The Division has adopted certain prescribed accounting practices that differ from those found in NAIC SAP, referred to in these statutory financial statements as Massachusetts Statutory Accounting Principles ("MA SAP"), none of which affect the financial statements of the Company.

   MA SAP comprises a basis of accounting which differs from generally accepted accounting principles ("GAAP"). The more significant differences are as follows:

    . Financial statements of subsidiaries and other controlled entities, including those of partnerships and joint ventures, certain Separate Accounts, and variable interest entities for which the Company is deemed to be the primary beneficiary, are not consolidated with the financial statements of the Company under MA SAP; whereas under GAAP, consolidated financial statements are required;

    . Policy acquisition costs are charged to expense as incurred under MA SAP; whereas under GAAP, certain policy acquisition costs are deferred and amortized over the estimated lives of the contracts in proportion to actual and estimated future gross premiums, margins or profits;

    . Insurance reserves are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and company experience, except for reserves for variable annuities where assumptions are based on prudent estimates as of the valuation date; whereas under GAAP, reserving assumptions are generally based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation, or the account value plus a reserve for additional benefits, that is based on current assumptions, for fund based products;

    . Certain assets designated as nonadmitted assets are excluded from the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus by direct charges to unassigned surplus (deficit) including a portion of deferred income tax assets ("DTA"), certain prepaid assets and negative Interest Maintenance Reserve ("IMR") assets;

    . Contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue for MA SAP; whereas under GAAP, for contracts that do not subject the Company to significant risks arising from mortality or morbidity, amounts received are reported as increases to policyholder account balances;

    . Certain reinsurance agreements are accounted for as reinsurance under both MA SAP and GAAP if certain risk transfer provisions are met. The risk transfer provisions in GAAP differ from the risk transfer provisions under MA SAP. Under GAAP, the reinsurer must assume significant insurance risk and have a reasonable possibility of realizing a significant loss from the transaction. MA SAP requires the reinsurer to assume all of certain risks deemed to be significant, regardless of the significance of loss potential. Assets and liabilities as a result of reinsurance transactions are netted under MA SAP but are reported gross under GAAP. Ceding commissions received in conjunction with reinsurance transactions are reported as revenue under MA SAP but are reported as a reduction of commission expense under GAAP;

    . A liability is established when the reserves ceded to an unauthorized reinsurer exceed the eligible collateral supporting the reserves. Changes to these amounts are credited or charged directly to unassigned surplus (deficit). Under GAAP, no such liability is required;

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




    . Investments in bonds are generally carried at amortized cost under MA SAP. Under GAAP, investments in bonds have one of three classifications. Those classified as held-to-maturity are carried at amortized cost, those classified as available-for-sale are carried at estimated fair value with adjustments for changes in estimated fair value recorded as a component of equity and those classified as trading are carried at estimated fair value with adjustments for changes in estimated fair value recorded through earnings;

    . Investments in mortgage loans that are impaired are reported at the estimated fair value of the underlying collateral less estimated costs to obtain and sell such collateral. If the estimated fair value of the impaired loan subsequently increases, the mortgage loan's carrying value may not be adjusted to reflect this increase in value. Under GAAP, impaired mortgage loans may also be assessed using observable market price or discounted cash flow ("DCF") methodologies using the loan's original effective interest rate. If the value of the impaired mortgage loan subsequently increases, under GAAP, the mortgage loan's carrying value may be adjusted to reflect this increase, through a decrease in a specific valuation allowance;

    . The Company establishes a general valuation allowance when the amount of the loan loss contingency is greater than the mortgage component of the asset valuation reserve ("AVR"). The amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR, with an offset to net unrealized capital gains and (losses). Under GAAP, the required general valuation allowance is recorded as a reduction to net carrying value with an offset to realized gains and losses;

    . An AVR liability is established, based upon a formula prescribed by the NAIC, to offset potential credit-related investment losses on all invested assets. Changes in the AVR are charged or credited directly to surplus. Under GAAP, no such reserve is required;

    . An IMR is established to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into net investment income over the remaining years to expected maturity of the assets sold; whereas under GAAP, available-for-sale bonds and mortgage loan gains and losses on disposal are reported in earnings in the period that the assets are sold;

    . Derivatives that do not meet the criteria for hedge accounting are carried at estimated fair value with changes in their estimated fair value reported in changes in capital and surplus, except for: (i) income generation derivatives, which are carried at cost; (ii) derivatives used in replication synthetic asset transactions ("RSATs"), which are carried at amortized cost; and (iii) exchange-traded futures, which are carried at the amount of cash deposits outstanding. Under GAAP, if a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses);

    . Deferred income tax is calculated based on temporary differences between MA SAP and tax-basis reporting, subject to certain asset admission limitations for DTAs, rather than the difference between GAAP and tax-basis reporting, without asset admission limitations;

    . For loss contingencies, when no amount within management's estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; whereas under GAAP, the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;

    . Gains on certain economic transactions with related parties, defined as arm's-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under MA SAP rather than deferred until the assets are sold to third parties as required under GAAP;

    . Under MA SAP, liabilities reported or disclosed at fair value do not incorporate the Company's non-performance risk, as they do in GAAP.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Accounting Changes and Correction of Errors

   The Company has considered newly-adopted statutory accounting pronouncements from the NAIC, none of which resulted in material accounting changes to its financial statements for the years presented herein.

   During 2017, the Company discovered an error related to the recognition of certain deferred compensation plan liabilities. The correction of this error was reported as a prior period adjustment within aggregate write-ins for gains and losses in surplus. The impact of the correction on surplus was an increase of $15,157 thousand, net of taxes.

GAAP Equity and Income

   GAAP consolidated net income attributable to the Company was $73,193 thousand, $42,603 thousand and $146,543 thousand for the years ended December 31, 2017, 2016 and 2015, respectively. GAAP consolidated stockholder's equity attributable to the Company was $937,229 thousand, $952,505 thousand and $1,185,544 thousand at December 31, 2017, 2016 and 2015, respectively.

Use of Estimates

   The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements. Management is also required to disclose contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

Investments

   Income from investments, including amortization of premium, accretion of discount and similar items, is recorded within net investment income, unless otherwise stated herein. Other than temporary impairment ("OTTI") losses are recorded as realized capital losses, the cost basis of the investment is reduced and the revised cost basis is not adjusted for subsequent recoveries in value.

   Bonds are generally stated at amortized cost, unless they have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value. Unrealized capital losses on bonds having a NAIC designation of 6 are charged directly to surplus. Interest and prepayment fees are recorded when earned. Amortization of premium or accretion of discount is calculated using the effective yield method taking into consideration specified interest and principal provisions over the life of the bonds or estimated timing and amount of prepayments of underlying loans for commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and asset-backed securities ("ABS") (collectively "loan-backed securities"). Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities and ABS are estimated using inputs obtained from third party specialists, and are based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities and ABS, the effective yield is recalculated on a retrospective basis.

   The NAIC has adopted revised designation methodologies for loan-backed securities based on the NAIC's estimate of expected losses on such securities. The revised designation methodologies resulted in certain loan-backed securities having an initial NAIC designation and a final NAIC designation, which were used for determining the carrying value of the security and for annual statement and risk-based capital ("RBC") reporting, respectively. Loan-backed securities with initial NAIC designations of 1 through 5 are stated at amortized cost. Loan-backed securities with an initial NAIC designation of 6 are stated at the lower of amortized cost or estimated fair value and are reported in accordance with the final NAIC designations.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company periodically evaluates bonds for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 3 "-- Evaluating Temporarily Impaired Bonds for OTTI." Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) both the Company's intent to sell a security before the recovery of its estimated fair value and its intent and ability to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities and ABS; (viii) the potential for impairments due to weakening foreign currencies on foreign currency denominated bonds that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   MA SAP requires that an OTTI loss be recognized in earnings for a loan-backed security in an unrealized loss position when it is anticipated that the amortized cost basis will not be recovered. In such situations, the OTTI loss recognized in earnings is the entire difference between the security's amortized cost and its estimated fair value only when either: (i) the Company intends to sell the security or (ii) the Company does not have the intent and ability to retain the security for the time sufficient to recover the amortized cost basis. The non-interest related portion of the OTTI loss is recorded through the AVR and the interest related portion is recorded through the IMR. The analysis for bifurcating impairment losses between AVR and IMR is completed when the OTTI is determined. If neither of the two conditions exists, and the Company has the intent and ability to hold the security but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI loss.

   The determination of estimated fair values for securities and other investments is described in Note 2.

   Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium, discount or deferred fees, and are net of valuation allowances. Interest income and prepayment fees are recorded when earned. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premium and accretion of discount are recorded using the effective yield method. Gains and losses from sales of loans are recorded in net realized capital gains (losses).

   Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Valuation allowances are established both on a loan specific basis and, in certain circumstances described below, for pools of loans. Valuation allowances are determined separately for each of the loan portfolio segments: commercial and agricultural. In conjunction with the valuation allowance process, management identifies mortgage loans to be placed on a nonaccrual status at which time the Company recognizes income on the cash method.

   Specific valuation allowances are established using the same methodology for all three portfolio segments and a common evaluation framework is used for establishing general valuation allowances for all loan portfolio segments; however, a separate general valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs that are unique to each loan portfolio segment. The Company records specific valuation allowances for impaired mortgage loans when it is probable that based upon current information and events, the Company will be

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual mortgage loans being impaired, loan specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the loan's underlying collateral (as determined by acceptable appraisal methodologies) less estimated costs to obtain and sell such collateral. Changes in these loan specific valuation allowances are reported within net realized capital gains (losses). General valuation allowances are established for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loans with similar loan-to-value or similar debt service coverage ratio factors. A loss contingency exists when, based on experience, it is probable that a credit event has occurred and the amount of credit loss can be reasonably estimated. These evaluations are based upon several loan portfolio segment specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years or more of historical experience in these evaluations. These evaluations are revised as conditions change and new information becomes available. The general valuation allowance is established when the amount of the loan loss contingency is greater than the mortgage component of the AVR, and the amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR. If the mortgage component of the AVR is greater than the loss contingency amount, no general valuation allowance is recorded. Changes in the general valuation allowance are included in change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

   All commercial loans are monitored on an ongoing basis which may include an analysis of the property's financial statements and rent rolls, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios and tenant creditworthiness. The monitoring process for commercial loans focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews of the agricultural loan portfolio on a geographic and sector basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis, by aggregating groups of loans that have similar risk characteristics for potential credit loss. General valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

   For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the loan portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

   For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

   The Company may grant concessions related to the borrowers' financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Cash equivalents, which are short-term, highly liquid securities and other investments with original maturities of three months or less at date of purchase, are stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at date of purchase and are generally stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Contract loans are stated at unpaid principal balance. If the unpaid balance of the loan exceeds the cash surrender value or policy reserves, the excess of the unpaid balance of the loan over the cash surrender value is evaluated for collectability. If the amount is considered uncollectible, it is written off as a reduction of net investment income in the Statutory Statements of Operations and Changes in Capital and Surplus during the period it is determined to be uncollectible. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

   Other invested assets consist primarily of other limited partnership interests and real estate joint ventures. Other limited partnership interests and real estate joint ventures are carried at the underlying audited GAAP equity (or audited International Financial Reporting Standards equity for certain partnership interests), with the Company's share of undistributed earnings and losses included in net unrealized capital gains (losses) which is credited or charged directly to surplus. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. Dividends or distributions received are recognized to the extent they are not in excess of undistributed accumulated earnings. Dividend and distributions in excess of undistributed accumulated earnings are recorded as a reduction to the carrying value of the investment. The Company also periodically evaluates the partnerships' unrealized losses for recoverability. In addition to the partnerships performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairment. The Company considers financial and other information provided by such entities, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

Derivatives

   The Company may be exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The Company uses swaps and options to manage risks that may include interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. Derivative hedges are designed to reduce risk on an economic basis while considering their impact on accounting results and statutory capital. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market (referred to herein as RSATs).

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015





   MA SAP restricts the Company's use of derivatives to: (i) hedging activities intended to offset changes in the estimated fair value of assets held, obligations and anticipated transactions; (ii) income generation transactions to generate additional income or return on covering assets; and (iii) RSATs to reproduce the investment characteristics of otherwise permissible investments. The Company is prohibited from using derivatives for speculation. OTC derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus either as derivative assets or derivative liabilities.

   The Company does not offset the values recognized for derivatives executed with the same counterparty under the same master netting agreement. This policy applies to the recognition of derivative assets and derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

   To qualify for hedge accounting under SSAP No. 86, Derivatives ("SSAP 86"), at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of the variability of cash flows to be received or paid related to a forecasted transaction or a recognized asset or liability ("cash flow hedge"). In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

   The Company may hold cash flow and fair value derivatives that hedge various assets and liabilities including bonds and liability portfolios; the derivatives that hedge those assets and liabilities are valued in a manner consistent with the underlying hedged item, if the derivatives meet the criteria for highly effective hedges. Bonds that have an NAIC designation of 1 through 5 are carried at amortized cost; therefore, the derivatives hedging such bonds are also carried at amortized cost. Bonds that have an NAIC designation of 6 are carried at the lower of amortized cost or estimated fair value; therefore, the derivatives hedging such bonds are also carried at the lower of amortized cost or estimated fair value. Any hedged liabilities of the Company are carried at amortized cost; therefore, the derivatives hedging liabilities are also carried at amortized cost. Effective foreign currency swaps have a foreign currency adjustment reported in capital and surplus pursuant to SSAP 86 by using the same procedures as used to translate the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the Company removes the designation of the hedge.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative is carried at its estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

   Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. If the hedged item is sold, the gain or loss on the derivative is realized but is subject to the IMR.

   To the extent the Company does not designate a derivative for hedge accounting, the derivative is carried at estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company carries RSATs at amortized cost. Upon termination of an RSAT, the gain or loss on the derivative is realized but is subject to the IMR.

Insurance Reserves and Annuity and Other Fund Reserves

   Reserves for permanent plans of individual life insurance sold after 1959, universal life plans and certain term plans sold after 1982 are computed principally on the Commissioners' Reserve Valuation Method. Reserves for other life insurance policies are computed on the Net Level Premium Method. Reserves for individual annuity contracts are computed on the Net Level Premium Method, the Net Single Premium Method, Commissioners' Annuity Reserve Valuation Method or Actuarial Guideline XLIII as appropriate. Reserves for group annuity contracts are computed on the Net Single Premium Method. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by Massachusetts Insurance Law. Such reserves are sufficient to provide for contractual surrender values.

   Periodically, to reflect changes in circumstances or regulatory requirements, the Company may change the assumptions, methodologies or procedures used to calculate reserves. These changes in actuarial assumptions, methodologies and procedures, or changes in "valuation basis," are recorded as direct adjustments to surplus cumulatively in the accounting year applied, whereas generally, changes in reserves are reflected in net income.

   Reserves for deposit-type contracts, which do not subject the reporting entity to any risks arising from policyholder mortality or morbidity, are equal to deposits received and interest credited to the benefit of contract holders, less fees and other charges assessed and surrenders or withdrawals that represent a return to the contract holders.

Dividends Due to Policyholders

   Policyholder dividends are determined annually by the Company's Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Asset Valuation Reserve and Interest Maintenance Reserve

   The Company has established an AVR and IMR for the General Account and Separate Account investments, where required. An AVR is established for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related Federal income tax. IMR amortization, as calculated under the Grouped Method as specified by MA SAP, is included in net investment income. Net realized capital gains (losses) are presented net of Federal income tax expense or benefit and IMR transfer.

Income

   In general, premiums are recognized as income when due from policyholders under the terms of the insurance contract. Investment income is recognized as income when earned. The earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Benefits and Expenses

   Expenses, including policy acquisition costs and Federal income tax, are charged to operations as incurred. Amounts received as payment for and amounts representing return of policyholder balances relating to deposit-type contracts are not reported as income or benefits but are recorded directly to the liability for deposit-type contracts.

   The Company accrues for policyholder dividends and accounts for them under various methods dependent upon the dividend type. Cash option dividends are recognized when earned and paid in cash on the policy anniversary date. Reduced annual premium option dividends earned on the policy anniversary date are credited against the next premium. Paid up additions option dividends earned on the policy anniversary date are applied to buy paid up insurance in the form of a single premium. Dividend accumulation option dividends are recognized when earned by policyholders, remain on deposit with the Company and earn interest. Terminal dividends are recognized when earned and paid at death or maturity of policy.

Foreign Currency Translation

   The Company also holds investments denominated in foreign currencies, which are carried at the foreign exchange spot rate at the end of the year. Any increases or decreases in the carrying amount of the Company's investments denominated in foreign currencies due to changes in exchange rates between years are recorded as unrealized capital gains (losses) which are credited or charged directly to surplus.

Separate Account Operations

   Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (generally stated at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized capital gains and losses on the investments of the Separate Accounts, accrue directly to contract holders and accordingly, are not reflected in the Company's Statutory Statements of Operations and Changes in Capital and Surplus and Cash Flow.

Income Tax

   For the period following the separation of Brighthouse from MetLife, the Company will not join any consolidated group and will file its own stand-alone Federal income tax return.

   The future tax consequences of temporary differences between statutory financial reporting and tax basis of assets and liabilities are measured at the financial reporting dates and are recorded as DTA and liabilities, subject to certain limitations. Changes in DTA and deferred tax liabilities ("DTL"), including changes attributable to changes in tax rates and changes in tax status, if any, are recognized as a separate component of gains and losses in unassigned surplus (deficit).

   DTA are limited to: (i) the amount of Federal income tax paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; (ii) an amount expected to be realized within the applicable period that is no greater than the applicable percentage of statutory capital and surplus as required to be shown on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus for the current reporting period's statement, adjusted to exclude any net DTA, EDP equipment and operating software and any net positive goodwill plus;
(iii) the amount of remaining gross DTA that can be offset against existing gross DTL. Any remaining DTA are nonadmitted.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The realization of DTA depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that DTA will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

    . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

    .  the jurisdiction in which the DTA was generated;

    . the length of time that carryforwards can be utilized in the various taxing jurisdictions;

    . future taxable income exclusive of reversing temporary differences and carryforwards;

    .  future reversals of existing taxable temporary differences;

    .  taxable income in prior carryback years; and

    .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on DTA significantly change or when receipt of new information indicates the need for an adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest and penalties as a component of income tax expense.

Related Party Transactions

   A transaction between related parties involving the exchange of assets or liabilities is classified as either an economic transaction or a non-economic transaction. An economic transaction is defined as an arm's-length transaction which results in the transfer of risks and rewards of ownership and represents a consummated act thereof, i.e., "permanence." Non-economic transactions between the Company and a related party insurance entity are recorded at the lower of existing book values or fair values at the date of the transaction. Non-economic transactions between the Company and related parties that are not insurance entities are recorded at the fair value at the date of the transaction; however, to the extent that the transaction results in a gain, an offsetting unrealized capital loss and liability is recorded to defer any impact on surplus. Economic transactions between the Company and other related parties are recorded at fair value at the date of the transaction. To the extent that the related parties are affiliates under control of the Company, the Company defers the effects of such transactions that result in gains or increases in surplus by recording an offsetting unrealized capital loss and liability. A transaction involving services between related parties is recorded at the amount charged and is generally subject to regulatory approval.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 2 - Fair Value Information

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Estimated Fair Value of All Financial Instruments

   Information related to the aggregate fair value of financial instruments is shown below at December 31, (in thousands):

                                                                         2017
                                                 ----------------------------------------------------
                                                 Aggregate    Admitted
                                                 Fair Value    Value     Level 1   Level 2   Level 3
                                                 ----------- ----------- -------- ---------- --------
Assets
   Bonds........................................ $ 1,421,040 $ 1,326,013 $113,430 $1,239,276 $ 68,334
   Mortgage loans...............................     103,615     102,310       --         --  103,615
   Cash, cash equivalents and short-term
     investments................................      49,248      49,249   17,288     31,960       --
   Contract loans...............................     556,454     417,288       --     35,511  520,943
   Derivative assets/ (1)/......................      10,383      10,829       --     10,383       --
   Investment income due and accrued............      24,374      24,374       --     24,374       --
   Separate Account assets......................   8,101,052   8,101,052       --  8,101,052       --
                                                 ----------- ----------- -------- ---------- --------
          Total assets.......................... $10,266,166 $10,031,115 $130,718 $9,442,556 $692,892
                                                 =========== =========== ======== ========== ========

Liabilities
   Investment contracts included in:
       Liability for deposit-type contracts..... $     7,792 $     7,376 $     -- $       -- $  7,792
   Derivative liabilities /(1)/.................         555         486       --        555       --
   Payable for collateral received..............      10,900      10,900       --     10,900       --
   Investment contracts included in Separate
     Account liabilities........................       3,904       3,904       --      3,904       --
                                                 ----------- ----------- -------- ---------- --------
          Total liabilities..................... $    23,151 $    22,666 $     -- $   15,359 $  7,792
                                                 =========== =========== ======== ========== ========

                                                                  2016
                                           --------------------------------------------------
                                           Aggregate   Admitted
                                           Fair Value   Value    Level 1   Level 2   Level 3
                                           ---------- ---------- -------- ---------- --------
Assets
   Bonds.................................. $1,489,194 $1,407,782 $100,283 $1,291,915 $ 96,996
   Mortgage loans.........................     89,270     87,588       --         --   89,270
   Cash, cash equivalents and short-term
     investments..........................     20,608     20,608   17,109      3,499       --
   Contract loans.........................    581,496    424,497       --     33,891  547,605
   Derivative assets/ (1)/................     19,138     18,682       --     19,138       --
   Investment income due and accrued......     25,129     25,129       --     25,129       --
   Separate Account assets................  7,696,438  7,696,438       --  7,696,438       --
                                           ---------- ---------- -------- ---------- --------
          Total assets.................... $9,921,273 $9,680,724 $117,392 $9,070,010 $733,871
                                           ========== ========== ======== ========== ========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015



                                                                          2016
                                                       -------------------------------------------
                                                       Aggregate  Admitted
                                                       Fair Value  Value   Level 1 Level 2 Level 3
                                                       ---------- -------- ------- ------- -------
Liabilities
   Investment contracts included in:
       Liability for deposit-type contracts...........  $ 7,989   $ 7,458    $--   $    -- $7,989
   Derivative liabilities /(1)/.......................      132       120     --       132     --
   Payable for collateral received....................   19,059    19,059     --    19,059     --
   Investment contracts included in Separate Account
     liabilities......................................    3,369     3,369     --     3,369     --
                                                        -------   -------    ---   ------- ------
          Total liabilities...........................  $30,549   $30,006    $--   $22,560 $7,989
                                                        =======   =======    ===   ======= ======

/(1)/Classification of derivatives is based on each derivative's positive
    (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 -  Unadjusted quoted prices in active markets for identical assets or liabilities. The company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 -  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Determination of Estimated Fair Value

   The Company defines estimated fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   In general, the estimated fair value of investments classified within Level 1 are based on quoted prices in active markets that are readily and regularly obtainable. These investments are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment. Investments classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 discussions. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing such investments to be classified in Level 3.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Bonds, Cash, Cash Equivalents and Short-term Investments

   For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable. Additionally, as the estimated fair value for cash approximates carrying value, due to the nature of cash, it is classified as Level 1.

   For Level 2 assets, estimated fair values are determined using an income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, and duration for Level 2 assets. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

   For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar mortgage loans. The estimated fair values for impaired mortgage loans are principally obtained by estimating the fair value of the underlying collateral using market standard appraisal and valuation methods. Mortgage loans valued using significant unobservable inputs are classified in Level 3.

Contract Loans

   For contract loans with variable interest rates, the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, using observable inputs and is classified as Level 2. For contract loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar contract loans determined based on the nature of the underlying insurance liabilities, using unobservable inputs and is classified in Level 3.

Derivatives

   For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, estimated fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models, pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect the net change in capital and surplus.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Investment Income Due and Accrued

   The estimated fair value of investment income due and accrued approximates carrying value due as this financial instrument is short-term nature and the Company believes there is minimal risk of material changes in interest rates or the credit of the issuer. These amounts are generally classified as Level 2.

Separate Account Assets and Investment Contracts Included in Separate Account Liabilities

   For separate account assets classified as Level 2 assets, estimated fair values are determined using either a market or income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported net asset value ("NAV") provided by the fund managers.

   Investment contracts included in Separate Account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts. The carrying value of these Separate Account liabilities, which represents an equivalent summary total of the Separate Account assets supporting these liabilities, approximates the estimated fair value. These investment contracts are classified as Level 2 to correspond with the Separate Account assets backing the investment contracts.

   The difference between the estimated fair value of investment contracts included in Separate Account liabilities in the table above and the total recognized in the Statutory Statements of Assets, Liabilities, Surplus and Other Funds represents amounts due under contracts that are accounted for as insurance contracts.

Investment Contracts Included in Liability for Deposit-Type Contracts

   The fair value of investment contracts included in the liability for deposit-type contracts is estimated by discounting best estimate future cash flows based on assumptions that market participants would use in pricing such liabilities, with consideration of the Company's non-performance risk (own-credit risk) not reflected in the fair value calculation. The assumptions used in estimating these fair values are based in part on unobservable inputs classified in Level 3.

Payable for Collateral Received

   The estimated fair value of amounts payable for collateral received approximates carrying value as these obligations are short-term in nature. These amounts are generally classified in Level 2.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Assets and Liabilities Measured and Reported at Estimated Fair Value at Reporting Date

Hierarchy Table

   The following tables provide information about financial assets and liabilities measured and reported at estimated fair value at December 31, (in thousands):

                                                                       2017
                                                       -------------------------------------
                                                       Fair Value Measurements at
                                                          Reporting Date Using
                                                       --------------------------
                                                       Level 1  Level 2   Level 3   Total
                                                       ------- ---------- ------- ----------
Assets
   Bonds
       Industrial & Miscellaneous.....................   $--   $      278   $--   $      278
   Derivative assets/ (1)/
       Foreign currency exchange rate.................    --        1,548    --        1,548
   Separate Account assets/ (2)/......................    --    8,101,052    --    8,101,052
                                                         ---   ----------   ---   ----------
          Total assets................................   $--   $8,102,878   $--   $8,102,878
                                                         ===   ==========   ===   ==========

Liabilities
   Derivative liabilities/ (1)/
       Foreign currency exchange rate.................   $--   $      396   $--   $      396
       Credit.........................................    --           --    --           --
                                                         ---   ----------   ---   ----------
              Total derivative liabilities............    --          396    --          396
   Separate Account liabilities.......................    --        3,904    --        3,904
                                                         ---   ----------   ---   ----------
          Total liabilities...........................   $--   $    4,300   $--   $    4,300
                                                         ===   ==========   ===   ==========

                                                                       2016
                                                       -------------------------------------
                                                       Fair Value Measurements at
                                                          Reporting Date Using
                                                       --------------------------
                                                       Level 1  Level 2   Level 3   Total
                                                       ------- ---------- ------- ----------
Assets
   Bonds
       Industrial & Miscellaneous.....................   $--   $       --   $--   $       --
   Derivative assets/ (1)/
       Foreign currency exchange rate.................    --        2,051    --        2,051
   Separate Account assets/ (2)/......................    --    7,696,438    --    7,696,438
                                                         ---   ----------   ---   ----------
          Total assets................................   $--   $7,698,489   $--   $7,698,489
                                                         ===   ==========   ===   ==========

Liabilities
   Derivative liabilities/ (1)/
       Foreign currency exchange rate.................   $--   $       96   $--   $       96
       Credit.........................................    --           21    --           21
                                                         ---   ----------   ---   ----------
              Total derivative liabilities............    --          117    --          117
   Separate Account liabilities.......................    --        3,369    --        3,369
                                                         ---   ----------   ---   ----------
          Total liabilities...........................   $--   $    3,486   $--   $    3,486
                                                         ===   ==========   ===   ==========

/(1)/Classification of derivatives is based on each derivative's positive
    (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




/(2)/Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (stated generally at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities.

   See Determination of Estimated Fair Value above for a description of the valuation technique(s) and the inputs used in the fair value measurement for assets and liabilities measured and reported at fair value.

Transfers between Levels 1 and 2

   During the year ended December 31, 2017, transfers between Levels 1 and 2 were not significant. Transfers between levels are assumed to occur at the beginning of the annual period.

Transfers into or out of Level 3

   During the year ended December 31,2017, there were no transfers into or out of Level 3.

Note 3 - Investments

Bonds by Sector

   The following table presents the book/adjusted carrying value, gross unrealized gains and losses and estimated fair value of bonds owned at December 31, (in thousands):

                                           2017                                       2016
                         -----------------------------------------  -----------------------------------------
                                        Gross Unrealized                           Gross Unrealized
                         Book/Adjusted  ---------------  Estimated  Book/Adjusted  ---------------  Estimated
                         Carrying Value  Gains    Losses Fair Value Carrying Value  Gains   Losses  Fair Value
                         -------------- --------  ------ ---------- -------------- -------  ------- ----------
Bonds
   U.S. corporate.......   $  529,236   $ 37,527  $2,102 $  564,661   $  588,476   $37,624  $ 4,115 $  621,985
   Foreign corporate....      282,580     18,361     774    300,167      316,995    18,842    1,789    334,048
   U.S. Treasury and
     agency.............      162,065     16,544      94    178,515      149,341    12,245       --    161,586
   CMBS.................      127,059      4,278     100    131,237      111,523     4,184      202    115,505
   RMBS.................      111,289      2,399   2,254    111,434       85,349     2,774    4,400     83,723
   State and political
     subdivision........       59,357     20,352      --     79,709       67,504    16,433        5     83,932
   ABS..................       32,222        663      14     32,871       53,950       368      559     53,759
   Foreign
     government.........       22,205        811     570     22,446       34,644       713      701     34,656
                           ----------   --------  ------ ----------   ----------   -------  ------- ----------
       Total bonds......   $1,326,013   $100,935  $5,908 $1,421,040   $1,407,782   $93,183  $11,771 $1,489,194
                           ==========   ========  ====== ==========   ==========   =======  ======= ==========

   The Company held non-income producing bonds with a book/adjusted carrying value of $278 thousand and $0 at December 31, 2017 and 2016, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Maturities of Bonds

   The book/adjusted carrying value and estimated fair value of bonds, by contractual maturity, were as follows at December 31, 2017 (in thousands):

                                        Book/Adjusted  Estimated
                                        Carrying Value Fair Value
                                        -------------- ----------
              Due in one year or less..   $   37,389   $   38,271
              Due after one year
                through five years.....      337,586      355,287
              Due after five years
                through ten years......      345,167      357,956
              Due after ten years......      335,301      393,984
                                          ----------   ----------
                 Subtotal..............    1,055,443    1,145,498
              Loan-backed securities
                (CMBS, RMBS and ABS)...      270,570      275,542
                                          ----------   ----------
                 Total.................   $1,326,013   $1,421,040
                                          ==========   ==========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Bonds not due at a single maturity date have been presented in the year of final contractual maturity. Loan-backed securities are shown separately, as they are not due at a single maturity.

   Cash equivalents and short-term investments have contractual maturities of one year or less.

Continuous Gross Unrealized Losses for Bonds - By Sector

   The following table presents the estimated fair value and gross unrealized losses of bonds in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous gross unrealized loss position at December 31, (in thousands, except number of securities):

                                                  2017                                           2016
                               ---------------------------------------------- ----------------------------------------------
                                                     Equal to or Greater than                       Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months        12 Months
                               --------------------- ------------------------ --------------------- ------------------------
                                            Gross                   Gross                  Gross                   Gross
                               Estimated  Unrealized Estimated    Unrealized  Estimated  Unrealized Estimated    Unrealized
                               Fair Value   Losses   Fair Value     Losses    Fair Value   Losses   Fair Value     Losses
                               ---------- ---------- ----------   ----------  ---------- ---------- ----------   ----------
U.S. corporate................  $20,790      $525     $ 42,618      $1,577     $ 37,703    $1,890    $43,944       $2,225
Foreign corporate.............    1,601         8        6,205         766       25,555     1,125     11,665          664
U.S. Treasury and agency......   10,470        94           --          --           --        --         --           --
CMBS..........................   15,530       100           --          --       18,656       202         --           --
RMBS..........................   10,688       128       39,182       2,126       37,388     4,400         --           --
State and political
  subdivision.................       --        --           --          --        2,216         5         --           --
ABS...........................    4,985        14           --          --       28,473       559         --           --
Foreign government............    1,482        23       15,364         547       20,879       701         --           --
                                -------      ----     --------      ------     --------    ------    -------       ------
   Total bonds................  $65,546      $892     $103,369      $5,016     $170,870    $8,882    $55,609       $2,889
                                =======      ====     ========      ======     ========    ======    =======       ======
Total number of securities in
  an unrealized loss
  position....................       34                     24                       67                   21

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Loan-backed Security Holdings - OTTI Losses and Aging of Unrealized Losses

   The Company did not impair any loan-backed securities to estimated fair value during the year ended December 31, 2017 because of either (i) an intent to sell the security or (ii) the inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost.

   The Company did not impair any loan-backed securities to the estimated present value of projected future cash flows expected to be collected during the year ended December 31, 2017.

   The following table shows the estimated fair value and gross unrealized losses of loan-backed securities held as of the end of the year for which an OTTI loss has not been recognized in earnings as a realized capital loss, aggregated by length of time these bonds have been in a continuous gross unrealized loss position, measured as the difference between estimated fair value and amortized cost, at December 31, (in thousands):

                         Aging of Gross Unrealized Losses on Loan-backed Securities
                --------------------------------------------------------------------------------------
                   Less than 12 Months    Equal to or Greater than 12 Months           Total
                ------------------------- ---------------------------------- -------------------------
                                 Gross                          Gross                         Gross
                Estimated Fair Unrealized Estimated Fair      Unrealized     Estimated Fair Unrealized
                    Value        Losses       Value             Losses           Value        Losses
                -------------- ---------- --------------      ----------     -------------- ----------
2017...........    $31,203       $  242      $39,182            $2,126          $70,385       $2,368
2016...........    $84,517       $5,161      $    --            $   --          $84,517       $5,161

Evaluating Temporarily Impaired Bonds for OTTI

   As more fully described in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its securities holdings in accordance with its OTTI policy in order to evaluate whether such investments are other than temporarily impaired. These securities were included in the Company's OTTI review process. With respect to loan-backed securities in the bond portfolio, the Company performs scenario analyses. The scenarios attempt to project future delinquencies and principal losses. Based upon the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other than temporarily impaired. Future impairments will depend primarily on economic fundamentals, issuer performance (including changes in estimated present value of projected future cash flows to be collected) and changes in credit ratings, collateral valuations, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, additional impairments may be incurred in upcoming periods.

   Gross unrealized losses on bonds decreased $5,863 thousand during the year ended December 31, 2017 to $5,908 thousand from $11,771 thousand at December 31, 2016. The decrease in gross unrealized losses for the year ended December 31, 2017 was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

Structured Notes

   A structured note is a direct debt issuance by a corporation, municipality, or government entity, ranking pari-passu with the issuer's other debt issuance of equal seniority where either: (i) the coupon and/or principal payments are linked, in whole or in part, to prices or payment streams from an index or indices, or assets deriving their value from other than the issuer's credit quality, or (ii) the coupon and/or principal payments are leveraged by a formula that is

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

different from either a fixed coupon, or a non-leveraged floating rate coupon linked to an interest rate index, including but not limited to the London Interbank Offered Rate or the prime rate. Information regarding structured notes is as follows as of December 31, 2017 (in whole dollars):

                                  Estimated   Book Adjusted  Mortgage Referenced
Cusip Identification  Actual Cost Fair Value  Carrying Value  Security (YES/NO)
--------------------  ----------- ----------- -------------- -------------------
     03938LAQ7....... $ 1,000,000 $ 1,057,500  $ 1,000,000           NO
     03938LAU8.......   2,102,500   2,155,000    2,044,170           NO
     044209AF1.......     294,750     313,125      296,408           NO
     42824CAN9.......  19,966,613  21,018,300   19,972,288           NO
     539830AW9.......   2,696,493   3,698,629    2,720,216           NO
     761735AD1.......     388,881     394,715      393,261           NO
                      ----------- -----------  -----------
       Total......... $26,449,237 $28,637,269  $26,426,343
                      =========== ===========  ===========

Mortgage Loans

Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at December 31, (dollars in thousands):

                                        2017            2016
                                  ---------------  --------------
                                   Amount  Percent Amount  Percent
                                  -------- ------- ------- -------
             Agricultural........ $ 75,056    73%  $62,097    71%
             Commercial..........   27,254    27    25,491    29
                                  --------   ---   -------   ---
                Total mortgage
                  loans, net..... $102,310   100%  $87,588   100%
                                  ========   ===   =======   ===

Valuation Allowance by Portfolio Segment

   At both December 31, 2017 and 2016, there were no valuation allowances on mortgage loans. All mortgage loans held at both December 31, 2017 and 2016 were evaluated collectively for credit losses.

Geographic Diversification, Loan Origination and Interest Rate Changes

   Mortgage loans are collateralized by real estate located in the United States and are diversified by geographic region. States where the associated real estate was located that were 5% or more of the Company's total mortgage loans at December 31, 2017 were as follows:

                                        Percent of Total
                        State            Mortgage Loans
                        -----           ----------------
                        California.....        41%
                        Texas..........        24
                        Florida........        12
                        Colorado.......         8
                                               --
                           Total.......        85%
                                               ==

   Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. From time to time, the Company may originate loans in excess of 75% of the purchase price of the underlying real

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

estate, if underwriting risk is sufficiently within the Company's standards. The maximum percentage of any one loan to the value of the underlying real estate at the time of the origination and originated during the years ended December 31, 2017, 2016, and 2015 was 68%, 65%, and 51%, respectively.

   The maximum and minimum interest rates for mortgage loans funded during 2017, 2016, and 2015 by portfolio segment, were:

                             2017            2016            2015
                        --------------  --------------  --------------
                        Maximum Minimum Maximum Minimum Maximum Minimum
                        ------- ------- ------- ------- ------- -------
        Agricultural...  4.65%   3.26%   3.89%   2.95%    N/A     N/A
        Commercial.....  4.61%   3.91%   4.65%   3.36%   3.65%   3.65%

   During the years ended December 31, 2017, 2016, and 2015, the Company did not reduce interest rates on any outstanding mortgage loans.

Credit Quality of Agricultural Mortgage Loans

   Information about the credit quality of agricultural mortgage loans is presented below at December 31, (dollars in thousands):

                                      2017                  2016
                              --------------------  --------------------
                               Recorded              Recorded
       Loan-to-value ratios:  Investment % of Total Investment % of Total
       ---------------------  ---------- ---------- ---------- ----------
          Less than 65%......  $73,314       97%     $60,355       97%
          65% to 75%.........    1,742        3        1,742        3
                               -------      ---      -------      ---
             Total...........  $75,056      100%     $62,097      100%
                               =======      ===      =======      ===

Credit Quality of Commercial Mortgage Loans

   Information about the credit quality of commercial mortgage loans is presented below at December 31, (dollars in thousands):

                                      2017                  2016
                              --------------------  --------------------
                               Recorded              Recorded
                              Investment            Investment
       Loan-to-value ratios:    >1.20x   % of Total   >1.20x   % of Total
       ---------------------  ---------- ---------- ---------- ----------
          Less than 65%......  $26,754       98%     $25,491      100%
          65% to 75%.........      500        2           --       --
                               -------      ---      -------      ---
             Total...........  $27,254      100%     $25,491      100%
                               =======      ===      =======      ===

Age Analysis and Nonaccrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as current at both December 31, 2017 and 2016. The Company defines delinquent mortgage loans, consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2017 and 2016.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Impaired Mortgage Loans

   The Company had no impaired mortgage loans at both December 31, 2017 and 2016.

Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company had no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2017, 2016, and 2015.

Concentrations of Credit Risk

   Investments in any counterparty that were greater than 10% of surplus included U.S. Treasury and agency securities with a book/adjusted carrying value of $213,004 thousand and $171,317 thousand at December 31, 2017 and 2016, respectively.

Restricted Assets

   The table below provides a summary of restricted assets, all of which are included in the General Account, at book/adjusted carrying value at December 31, (in thousands):

                                     2017                       2016
                          -------------------------  -------------------------
                            Total             % of     Total             % of
                          Pledged &   % of   Total   Pledged &   % of   Total
                          Restricted Total  Admitted Restricted Total  Admitted
                            Assets   Assets  Assets    Assets   Assets  Assets
                          ---------- ------ -------- ---------- ------ --------
State deposits...........   $3,598    -- %    -- %     $3,489    -- %    -- %
Derivative OTC centrally
  cleared - securities
  pledged................      400     --      --         349     --      --
                            ------    ---     ---      ------    ---     ---
Total pledged and
  restricted assets......   $3,998    -- %    -- %     $3,838    -- %    -- %
                            ======    ===     ===      ======    ===     ===

Derivatives

Types of Derivatives

   The table below provides a summary of the notional amount, book/adjusted carrying value, estimated fair value and primary underlying risk exposure by type of derivative held at December 31, (in thousands):

                                                               2017                        2016
                                                    --------------------------- ---------------------------
                                                              Book/                       Book/
                                                             Adjusted Estimated          Adjusted Estimated
Primary Underlying                                  Notional Carrying   Fair    Notional Carrying   Fair
Risk Exposure                 Instrument Type        Amount   Value     Value    Amount   Value     Value
------------------        ------------------------  -------- -------- --------- -------- -------- ---------
Foreign currency
  exchange rate.......... Foreign currency swaps... $76,697  $ 9,903   $9,302   $ 84,047 $18,348   $18,687
Credit................... Credit default swaps.....  22,000      440      526     24,700     214       319
                                                    -------  -------   ------   -------- -------   -------
                              Total Assets......... $98,697  $10,343   $9,828   $108,747 $18,562   $19,006
                                                    =======  =======   ======   ======== =======   =======

Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Credit Derivatives

   Credit derivatives are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event as defined by the contract occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred.

   Credit default swaps are also used in RSATs to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other bonds. In certain instances, the Company may lock in the economic impact of existing credit default swaps used in RSATs by entering into offsetting positions. Credit default swaps used in RSATs are included in credit default swaps in the preceding table and are not designated as hedging instruments.

Equity Market Derivatives

   Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash, based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

   The Company had no holdings of equity market derivatives at December 31, 2017 and 2016.

Hedging

Fair Value Hedges

   The Company held no fair value hedges during the years ended December 31, 2017, 2016, and 2015.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the effectiveness requirements of SSAP 86.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   For the year ended December 31, 2017, there were net losses of $615 thousand related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation. For the years ended December 31, 2016 and 2015, there were no gains (losses) related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   In certain instances, the Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. For the years ended December 31, 2017, 2016, and 2015, there were no gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2017, 2016, and 2015.

Non-qualifying Derivatives

   The Company enters into the following derivatives that do not qualify for hedge accounting under SSAP 86: (i) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (ii) credit default swaps to economically hedge its exposure to adverse movements in credit; and
(iii) equity index options to hedge certain invested assets against adverse changes in equity indices.

Derivatives for Other than Hedging Purposes

   The Company enters into credit default swaps used in RSATs for other than hedging purposes under SSAP 86.

   The estimated fair value of the derivatives held for other than hedging purposes is presented in the following table at December 31, (in thousands):

                                           Asset/(1)/ Liability/(1)/
                                           ---------  --------------
                                           2017  2016 2017    2016
                                           ----  ---- ----    ----
                 Derivative component of
                   RSATs.................. $526  $339 $--     $--

          /(1)/Classification of derivatives is based on each derivative's positive (asset) or negative (liability) book/adjusted carrying value.

   The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, (in thousands):

                                           Asset/(1)/ Liability/(1)/
                                           ---------  --------------
                                           2017  2016 2017    2016
                                           ----  ---- ----    ----
                 Derivative component of
                   RSATs.................. $425  $268 $--     $--

          /(1)/Classification of derivatives is based on each derivative's positive (asset) or negative (liability) book/adjusted carrying value.

   The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, (in thousands):

                                             2017 2016  2015
                                             ---- ---- -----
                   Derivative component of
                     RSATs.................. $296 $223 $(657)

Credit Derivatives

   In connection with RSATs, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22,000 thousand at both December 31, 2017 and 2016. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2017 and 2016, the Company would have received
$526 thousand and $339 thousand, respectively, to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, (in thousands, except weighted average years to maturity):

                                                              2017                                         2016
                                           -------------------------------------------  -----------------------------
                                                             Maximum                                      Maximum
                                                            Amount of                                    Amount of
                                                              Future                                       Future
                                             Estimated       Payments      Weighted     Estimated Fair    Payments
Rating Agency Designation                  Fair Value of      under         Average        Value of        under
of Referenced Credit              NAIC     Credit Default Credit Default   Years to     Credit Default Credit Default
Obligations/ (1)/              Designation     Swaps          Swaps      Maturity/ (2)/     Swaps          Swaps
-------------------------      ----------- -------------- -------------- -------------  -------------- --------------
Aaa/Aa/A......................      1
  Single name credit default
   swaps (corporate)..........                  $ --         $    --                         $ --         $    --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
Baa...........................      2
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                   526          22,000          5.0             339          22,000
                                                ----         -------                         ----         -------
  Subtotal....................                   526          22,000          5.0             339          22,000
                                                ----         -------                         ----         -------
Ba............................      3
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
B.............................      4
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
Caa and lower.................      5
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
In or near default............      6
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
  Total.......................                  $526         $22,000          5.0            $339         $22,000
                                                ====         =======                         ====         =======

                               --------------



                                 Weighted
Rating Agency Designation         Average
of Referenced Credit             Years to
Obligations/ (1)/              Maturity/ (2)/
-------------------------      -------------
Aaa/Aa/A......................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

Baa...........................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........      5.0

  Subtotal....................      5.0

Ba............................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

B.............................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

Caa and lower.................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

In or near default............
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

  Total.......................      5.0


                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




/(1)/The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard and Poor's Rating Services ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

/(2)/The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

   The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2017 and 2016, the Company had no purchased credit protection to offset referenced credit obligations in the table above.

Off-Balance Sheet Risk and Credit Risk

   The table below summarizes the notional amount of the Company's financial instruments (derivatives that are designated as effective hedging instruments and derivatives used in replications) with off-balance sheet credit risk at December 31, (in thousands):

                                             Asset      Liability
                                        --------------- ---------
                                         2017    2016   2017 2016
                                        ------- ------- ---- ----
              Foreign currency swaps... $15,917 $23,267 $--  $--
              Credit default swaps.....  22,000  22,000  --   --
                                        ------- ------- ---  ---
              Total.................... $37,917 $45,267 $--  $--
                                        ======= ======= ===  ===

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which may require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by clearing brokers or central clearing counterparties to such derivatives.

   Off-balance sheet credit exposure is the excess of positive estimated fair value over positive book/adjusted carrying value for the Company's highly effective hedges and derivatives used in replications at the reporting date. All collateral received from counterparties to mitigate credit-related losses is deemed worthless for the purpose of calculating the Company's off-balance sheet credit exposure. The off-balance sheet credit exposure of the Company's swaps was $1,263 thousand and $1,836 thousand at December 31, 2017 and 2016, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company enters into various collateral arrangements, which may require both the pledging and accepting of collateral in connection with its derivatives. The table below summarizes the collateral pledged by the Company in connection with its OTC derivatives at December 31, (in thousands):

                                            Securities/ (1)/
                                            ----------------
                                            2017     2016
                                            ----     ----
                           Initial Margin:
                           OTC-cleared..... $400     $349

  /(1)/Securities pledged as collateral are reported in bonds. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

   The table below summarizes the collateral received by the Company in connection with its OTC derivatives as of December 31, (in thousands):

                                            Cash/ (1)/
                                          ---------------
                                           2017    2016
                                          ------- -------
                       Variation Margin:
                       OTC-bilateral..... $10,374 $18,724
                       OTC-cleared.......     526     335
                                          ------- -------
                       Total OTC......... $10,900 $19,059
                                          ======= =======

  /(1)/Cash collateral received is reported in cash, cash equivalents and short-term investments and the obligation to return the collateral is reported in payable for collateral under securities loaned and other transactions.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company or the counterparty. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Net Investment Income

          The components of net investment income for the years ended December 31, were as follows (in thousands):

                                                      2017     2016     2015
                                                    -------- -------- --------
 Bonds............................................. $ 67,640 $ 72,714 $ 77,091
 Mortgage loans....................................    4,471    7,946    6,097
 Cash, cash equivalents and short-term investments.      337       81       --
 Contract loans....................................   23,626   23,265   23,996
 Derivatives.......................................    1,581    2,228    2,552
 Other.............................................    4,268    4,315    3,240
                                                    -------- -------- --------
    Gross investment income........................  101,923  110,549  112,976
    Less: investment expenses......................    2,407    2,458    2,180
                                                    -------- -------- --------
    Net investment income, before IMR amortization.   99,516  108,091  110,796
 IMR amortization..................................       37      810    1,048
                                                    -------- -------- --------
 Net investment income............................. $ 99,553 $108,901 $111,844
                                                    ======== ======== ========

Net Realized Capital Gains (Losses), Net of Federal Income Tax and Interest Maintenance Reserve Transfer

   Net realized capital gains (losses) on investments and derivatives for the years ended December 31, were as follows (in thousands):

                                                                      2017     2016     2015
                                                                    -------  --------  ------
Bonds.............................................................. $(1,382) $(13,993) $  432
Mortgage loans.....................................................      --       454      --
Derivatives........................................................   2,465     2,024     168
Other..............................................................     135     2,538     804
                                                                    -------  --------  ------
Net realized capital gains (losses), before Federal income tax.....   1,218    (8,977)  1,404
   Less: Federal income tax expense (benefit)......................    (150)   (4,036)    219
                                                                    -------  --------  ------
Net realized capital gains (losses), before IMR transfer...........   1,368    (4,941)  1,185
IMR transfer, net of Federal income tax expense (benefit)
  of $(474) thousand and $(4,041) thousand, respectively...........    (879)   (7,505)    911
                                                                    -------  --------  ------
Net realized capital gains (losses), net of Federal income tax and
  IMR transfer..................................................... $ 2,247  $  2,564  $  274
                                                                    =======  ========  ======

Proceeds from Sales and Disposals and Realized Capital Gains (Losses) on Bonds and Stocks

   Proceeds from sales or disposals of bonds, the related gross realized capital gains (losses) on bonds are generally determined by the first in, first out basis, and the related foreign exchange capital gains (losses) on bonds were as follows for the years ended December 31, (in thousands):

                                                2017      2016      2015
                                              --------  --------  --------
    Proceeds from sales and disposals........ $179,779  $594,172  $438,964
    Gross realized capital gains on sales.... $    727  $  7,865  $  6,657
    Gross realized capital losses on sales... $   (831) $(20,036) $ (4,791)
    Foreign exchange capital gains on sales.. $     --  $     --  $     --
    Foreign exchange capital losses on sales. $ (1,277) $ (1,822) $ (1,041)
    OTTI losses-bonds........................ $     --  $     --  $   (393)

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 4 - Related Party Information

Service Agreements

   The Company is a party to service agreements with its affiliates, including, but not limited to, those described below, that provide for a broad range of services to be rendered and facilities and equipment to be provided. Services, facilities and equipment are requested by the recipient as deemed necessary for its operations. These agreements involve cost allocation arrangements, under which the recipient pays the provider for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, facilities and equipment provided. There are also a number of other service arrangements with affiliates pursuant to which the provider, at the request of the recipient, renders specified services for a stated fee. Income and expenses under these agreements are reflected in other income (loss) and insurance expenses and taxes (other than Federal income and capital gains taxes), respectively, on the Statutory Statements of Operations and Changes in Capital and Surplus.

   The Company has entered into a master service agreement with Brighthouse Services, LLC ("Brighthouse Services"), whereby Brighthouse Services upon request provides for a broad range of services to be rendered and makes available its personnel and facilities. Services, personnel and facilities are requested by the Company as deemed necessary or beneficial for its operations. The agreement involves cost allocation arrangements, under which the Company pays Brighthouse Services for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, personnel and facilities provided.

Marketing, Selling and Distribution Agreements

   The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements.

Reinsurance Agreements

   The Company has reinsurance agreements with Brighthouse Life and Brighthouse Reinsurance Company of Delaware ("BRCD"), both of which are related parties.

   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in thousands):

                                                                     2017       2016       2015
                                                                  ---------  ---------  ---------
Premiums and annuity considerations:
   Reinsurance ceded............................................. $ (27,246) $ (44,034) $ (44,442)
Reserve adjustments on reinsurance ceded:
   Reinsurance ceded............................................. $(530,503) $(433,162) $(538,633)
Benefits payments:
   Reinsurance ceded............................................. $(540,705) $(449,979) $(566,021)
Changes to reserves, deposit funds and other policy liabilities:
   Reinsurance ceded............................................. $  68,527  $ 104,533  $(137,416)

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                                                  2017       2016
                                                                               ---------  ---------
Reserves for life and health insurance, annuities and deposit-type contracts:
   Reinsurance ceded.......................................................... $(569,865) $(660,991)
Funds held under reinsurance treaties:
   Reinsurance ceded.......................................................... $  33,089  $  33,050

   The Company ceded a block of business to BRCD, an affiliate, on a 90% coinsurance with funds withheld basis. This agreement covers certain term policies issued by the Company in 2007 and 2008. Ceded aggregate reserves related to this business were $68,185 thousand and $67,434 thousand at December 31, 2017 and 2016, respectively; the Company recorded a funds withheld liability of $33,089 thousand and $33,050 thousand at December 31, 2017 and 2016, respectively; ceded premiums related to this business were $2,054 thousand, $1,686 thousand, and $71 thousand for the years ended
December 31, 2017, 2016, and 2015, respectively; and pre-tax income were $1,349 thousand, $993 thousand, and $1,154 thousand for the years ended December 31, 2017, 2016, and 2015, respectively.

   In January 2017, the Company executed a novation and assignment of a reinsurance agreement under which MLIC reinsured certain variable annuities, including guaranteed minimum benefits. As a result of the novation and assignment, the reinsurance agreement is now between Brighthouse Life and the Company. The transaction was treated as a termination of the existing reinsurance agreement and execution of a new reinsurance agreement having no net surplus impact. The transaction resulted in a gain in surplus of $55,179 thousand and was directly offset by a current period loss of the same amount at the time of the novation and assignment.

   Financial impacts recorded by the company for this business excluding the effect of the novation and assignment stated above, were aggregate ceded reserves of $277,640 thousand and $325,783 thousand at December 31, 2017 and 2016, respectively; ceded premiums of $15,394 thousand, $31,623 thousand, and $33,394 thousand for the years ended December 31, 2017, 2016, and 2015, respectively; ceded reserve adjustments on reinsurance of $530,503 thousand, $433,162 thousand, and $538,633 thousand for the years ended December 31,2017, 2016, and 2015, respectively, ceded benefits of $535,994 thousand, $447,312 thousand, and $565,725 thousand for the years ended December 31, 2017, 2016, and 2015, respectively.

   The Company ceded 100% of its share of the liabilities for certain guaranteed benefits riders to Brighthouse Life. The Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus includes aggregate ceded reserves related to this business of $66,248 thousand and $91,921 thousand at December 31, 2017 and 2016, respectively; ceded premiums of $9,922 thousand and $10,452 thousand, and $10,574 thousand for the years ended December 31, 2017 and 2016, and 2015, respectively.

Investments

   The Company purchases unaffiliated mortgage loans under a master participation agreement, from MLIC, simultaneously with MLIC's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from MLIC during the years ended December 31, 2017, 2016, and 2015 was $1,800 thousand,
$2,500 thousand, and $10,500 thousand, respectively. In connection with the mortgage loan participations, MLIC collected mortgage loan principal and interest payments on the Company's behalf and MLIC remitted such payments to the Company in the amount of $197 thousand, $2 thousand, and $35 thousand during the years ended December 31, 2017, 2016, and 2015, respectively.

   The Company did not report any investments in an insurance SCA for which the statutory capital and surplus reflects a departure from the NAIC statutory accounting practices and procedures during the year ended December 31, 2017.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Other

   In the normal course of business, the Company transfers invested assets, primarily consisting of bonds, to affiliates and receives invested assets, primarily consisting of bonds, from affiliates. The Company did not transfer invested assets to affiliates for the year ended December 31, 2017. The Company transferred invested assets to affiliates with a book/adjusted carrying value of $19,312 thousand and an estimated fair value of $22,792 thousand for the year ended December 31, 2016. The realized capital gains recognized on these transfers were $3,480 thousand during the year ended December 31, 2016.

   The Company has entered into a Limited Liability Company Agreement (the "Agreement") with Brighthouse Advisers and several other affiliates that are also members of Brighthouse Advisers. Among other things, the Agreement sets forth provisions for the allocation of income and losses to the members of Brighthouse Advisers, including the Company.

   The Company has receivables and payables with affiliates for services necessary to conduct its business. Amounts admitted are expected to be settled within 90 days. Receivables from affiliates, included in other assets, totaled $8,019 thousand and $11,982 thousand at December 31, 2017 and 2016, respectively. Payables to affiliates, included in other liabilities, totaled $18,810 thousand and $2,401 thousand at December 31, 2017 and 2016, respectively.

Note 5 - Premium and Annuity Considerations Deferred and Uncollected

   Premium and annuity considerations deferred and uncollected at December 31, were as follows (in thousands):

                                       2017                   2016
                              ---------------------- ----------------------
    Type                       Gross  Net of Loading  Gross  Net of Loading
    ----                      ------- -------------- ------- --------------
    Ordinary renewal......... $19,106    $17,489     $17,374    $15,235
    Personal health..........      91         91          68         68
                              -------    -------     -------    -------
      Total.................. $19,197    $17,580     $17,442    $15,303
                              =======    =======     =======    =======

Note 6 - Reinsurance and Other Insurance Transactions

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5,000 thousand per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to BRCD. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   For its individual annuity business, the Company reinsures to Brighthouse Life, and formerly reinsured to MLIC, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with certain variable annuities. Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. The Company also periodically monitors the collectability of reinsurance balances. No single unrelated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance agreement. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Operations and Capital and Surplus was as follows for the years ended December 31, (in thousands):

                                                                     2017       2016       2015
                                                                  ---------  ---------  ---------
Premiums and annuity considerations:
   Reinsurance ceded............................................. $ (87,233) $ (90,007) $ (98,235)
Reserve adjustments on reinsurance ceded:
   Reinsurance ceded............................................. $(530,503) $(433,162) $(538,633)
Benefits payments:
   Reinsurance ceded............................................. $(595,365) $(516,452) $(626,952)
Changes to reserves, deposit funds and other policy liabilities:
   Reinsurance ceded............................................. $  78,501  $ 120,362  $(133,258)

   The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                            2017       2016
                                                         ---------  ---------
  Reserves for life and health insurance and annuities:
     Reinsurance ceded.................................. $(870,714) $(969,627)
  Funds held under reinsurance treaties:
     Reinsurance ceded.................................. $  78,827  $  79,241

   The Company has ceded reinsurance to related and unrelated companies that are unauthorized, or not accredited to write reinsurance agreements in the domiciliary state of the Company. The unauthorized reinsurance liability is calculated to record a liability for reserve credits taken that are not fully collateralized by each unauthorized reinsurance company. The unauthorized companies provide collateral to the Company to support the ceded liabilities. The collateral provided includes trust agreements and funds held under reinsurance treaties. There was no unauthorized liability balance for the Company at both December 31, 2017 and 2016. Assets held in trust for reinsurance agreements totaled $83,718 thousand at December 31, 2017 and $84,371 thousand at December 31, 2016 for related and unrelated reinsurers. Funds held under reinsurance treaties totaled $78,827 thousand and $79,241 thousand at December 31, 2017 and 2016, respectively.

Deferred Gains on Reinsurance Agreements

   The Company has entered into reinsurance agreements to cede in-force business to reinsurers. These agreements may result in deferred gains on reinsurance, net of income tax, which is recorded in unassigned surplus (deficit). The

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in change in surplus as a result of reinsurance. The rollforward of deferred gains on reinsurance agreements is as follows at December 31, (in thousands):

                                              2017     2016
                                             ------- -------
                   Balance at beginning of
                     year................... $37,218 $38,555
                   Amortization of deferred
                     gains on affiliated
                     reinsurance /(1)/......  52,099  (1,337)
                                             ------- -------
                   Balance at end of year... $89,317 $37,218
                                             ======= =======

         /(1)/See Note 4 - Related Party Information - "Reinsurance Agreements" for additional information.

Note 7 - Reserves for Life Contracts and Deposit-Type Contracts

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Reserves amounting to $2,376 thousand and $2,326 thousand at December 31, 2017 and 2016, respectively, are held for surrender values in excess of the legally computed reserves.

   The method employed in the valuation of substandard policies is identical to the method employed in the valuation of standard policies; a mean reserve method is used, but for substandard policies, the mean reserves are based on appropriate multiples of standard rates of mortality.

   At December 31, 2017 and 2016, the Company had $284,252 thousand and
$325,053 thousand, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division. Direct reserves to cover the above insurance totaled
$4,453 thousand and $5,228 thousand at December 31, 2017 and 2016, respectively.

   The tabular interest has been determined by formula as described in the NAIC instructions for all traditional product types. For universal life, variable universal life, and flexible premium annuity products, accrued interest credited to the fund balances was used in the calculations of tabular interest.

   For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation period.

   The general nature of other reserve changes are items that include reserves established as a result of asset adequacy analysis, reserves for secondary guarantees on universal life policies and General Account reserves held for variable annuity guaranteed minimum death benefits and for variable annuity guaranteed living benefits.

   The details for other changes are as follows (in thousands):

                                                                   Ordinary
                                                      ----------------------------------
Item                                          Total   Life Insurance Individual Annuities
----                                        --------  -------------- --------------------
AG43 standard scenario excess.............. $(65,702)    $    --           $(65,702)
For excess of valuation net premiums over
  corresponding gross premiums.............     (772)       (772)                --
For surrender values in excess of reserves
  otherwise required and carried...........       50          50                 --
Guaranteed minimum death benefits..........   (2,155)     (2,155)                --
Reinsurance ceded..........................   65,304          --             65,304
                                            --------     -------           --------
Total...................................... $ (3,275)    $(2,877)          $   (398)
                                            ========     =======           ========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 8 - Participating Business

   Direct premiums on participating policies in the amount of $22,547 thousand, $22,615 thousand, and $22,604 thousand, represented approximately 9%, 8%, and 7% of the Company's direct premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   The amount of incurred policyholder dividends in 2017, 2016 and 2015, as reported in dividends to policyholders, was $4,582 thousand, $4,475 thousand, and $4,808 thousand, respectively. This is equal to the sum of the dividends paid during the year, the change in the amount of dividends due and unpaid, and the change in provision for dividends payable in the following year.

Note 9 - Accident and Health ("A&H") Policy and Claim Liabilities

   A&H claim reserves represent the estimated value of the future payments for benefits (losses) and loss adjustment expenses for all incurred claims, whether reported or not. Where applicable, the reserves are adjusted for contingencies and discounted with interest.

   The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

   Claim reserves for individual disability policies are discounted using either the 1964 Commissioners Disability Table or 1985 Commissioners Individual Disability Table A at interest rates ranging from 3.0% to 6.0%, depending on the year of disablement.

   Claim reserves for products with short-term liabilities (i.e., dental, short-term disability, accidental death and dismemberment and similar products) are set using current claim completion factors, loss ratio factors and include a provision for uncertainty.

   All claim reserves include an expense load to cover future loss adjustment expenses.

   Activity for the years ended December 31, in the liability for unpaid accident and health and disability policy and contract claims, included in reserves for life and health insurance and annuities and other policy liabilities, is summarized as follows (in thousands):

                                          2017    2016    2015
                                         ------  ------  ------
               Balance at January 1..... $5,177  $5,711  $5,849

               Incurred related to:
                  Current year..........    759     491     782
                  Prior years...........   (196)   (194)   (212)
                                         ------  ------  ------
                  Total incurred........    563     297     570
                                         ------  ------  ------

               Paid related to:
                  Current year..........    (69)    (26)    (52)
                  Prior years...........   (728)   (805)   (656)
                                         ------  ------  ------
                  Total paid............   (797)   (831)   (708)
                                         ------  ------  ------
               Balance at December 31... $4,943  $5,177  $5,711
                                         ======  ======  ======

   As a result of changes in estimates of insured events in prior years, the provision for claims decreased by $196 thousand and $194 thousand in 2017 and 2016, respectively. The changes in 2017 and 2016, respectively, were

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

Note 10 - Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

   Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies were as follows at December 31, were as follows (dollars in thousands):

                                                          2017
                                     ----------------------------------------------
                                                  Separate
                                      General      Account                Percent of
                                      Account   Nonguaranteed    Total      Total
                                     ---------  ------------- ----------  ----------
Subject to discretionary withdrawal:
   At book value less
     current surrender
     charge of 5% or more........... $   5,625   $       --   $    5,625      0.1%
   At fair value....................        --    4,705,135    4,705,135     89.5
                                     ---------   ----------   ----------    -----
       Total with market
         value
         adjustment or
         at fair value..............     5,625    4,705,135    4,710,760     89.6
   At book value without
     adjustment.....................   486,391           --      486,391      9.3
Not subject to
  discretionary
  withdrawal:.......................    40,708       18,830       59,538      1.1
                                     ---------   ----------   ----------    -----
   Total (gross)....................   532,724    4,723,965    5,256,689    100.0%
                                                                            =====
Reinsurance ceded...................  (356,525)          --     (356,525)
                                     ---------   ----------   ----------
   Total (net)...................... $ 176,199   $4,723,965   $4,900,164
                                     =========   ==========   ==========

                                                                           2016
                                                      ----------------------------------------------
                                                                   Separate
                                                       General      Account                Percent of
                                                       Account   Nonguaranteed    Total      Total
                                                      ---------  ------------- ----------  ----------
Subject to discretionary withdrawal:
   At book value less current surrender charge of
     5% or more...................................... $  10,271   $       --   $   10,271      0.2%
   At fair value.....................................        --    4,592,407    4,592,407     88.7
                                                      ---------   ----------   ----------    -----
       Total with market value adjustment or at
         fair value..................................    10,271    4,592,407    4,602,678     88.9
   At book value without adjustment..................   518,300           --      518,300     10.0
Not subject to discretionary withdrawal:.............    39,303       17,701       57,004      1.1
                                                      ---------   ----------   ----------    -----
   Total (gross).....................................   567,874    4,610,108    5,177,982    100.0%
                                                                                             =====
Reinsurance ceded....................................  (383,365)          --     (383,365)
                                                      ---------   ----------   ----------
   Total (net)....................................... $ 184,509   $4,610,108   $4,794,617
                                                      =========   ==========   ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows (in thousands):

                                                  2017       2016
                                               ---------- ----------
           General Account:
              Annuities (excluding
                supplementary contracts with
                life contingencies)........... $  130,499 $  139,586
              Supplementary contracts with
                life contingencies............     37,889     37,069
              Deposit-type contracts..........      7,811      7,854
                                               ---------- ----------
                  Subtotal....................    176,199    184,509

           Separate Account:
              Annuities (excluding
                supplementary contracts)......  4,705,135  4,592,407
              Supplementary contracts with
                life contingencies............     15,816     15,221
              Other contract deposit funds....      3,014      2,481
                                               ---------- ----------
                  Total....................... $4,900,164 $4,794,618
                                               ========== ==========

Note 11 - Separate Accounts

   The Company utilizes Separate Accounts to support and record segregated assets and liabilities related to ordinary life insurance, ordinary individual annuity and supplemental contracts, group life insurance and group annuity products. Separate Account assets and liabilities represent segregated funds which are administered for pensions and other clients. At December 31, 2017 and 2016, the Company's Separate Account assets that are legally insulated from the General Account claims are $8,101,052 thousand and $7,696,438 thousand, respectively. The assets consist of common stocks (mutual and hedge funds). The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of the minimum guarantees made by the Company with respect to certain accounts. The assets of these accounts are carried at estimated fair value.

                                     Nonguaranteed Separate Accounts
                                     --------------------------------
                                          2017       2016       2015
                                     ---------- ---------- ----------
          Premiums, considerations
            or deposits for years
            ended December 31....... $  149,241 $  182,697 $  201,459
                                     ========== ========== ==========
          Reserves at December 31
          For accounts with assets
            at:
             Fair value............. $8,079,019 $7,660,774 $7,865,687
                                     ========== ========== ==========
          By withdrawal
            characteristics:
             At fair value.......... $8,060,189 $7,643,072 $7,847,723
             Not subject to
               discretionary
               withdrawal...........     18,830     17,702     17,964
                                     ---------- ---------- ----------
                 Total reserves..... $8,079,019 $7,660,774 $7,865,687
                                     ========== ========== ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Reconciliation of net transfers to/from Separate Accounts of the Company for the years ended December 31, were as follows (in thousands):

                                                 2017       2016       2015
                                              ---------  ---------  ---------
  Transfers to Separate Accounts............. $ 148,615  $ 182,708  $ 202,012
  Transfers from Separate Accounts...........   930,877    857,158    952,417
                                              ---------  ---------  ---------
  Net transfers to (from) Separate Accounts..  (782,262)  (674,450)  (750,405)
  Reconciling difference.....................        --         --         --
                                              ---------  ---------  ---------
  Transfers as reported in the statements of
    operations of the General Account........ $(782,262) $(674,450) $(750,405)
                                              =========  =========  =========

Note 12 - Federal Income Tax

   For the period prior to the separation of Brighthouse from MetLife, the Company's Federal income tax return is consolidated with the following entities:

23rd Street Investments, Inc.                        MetLife Holdings, Inc.
334 Madison Euro Investments, Inc.                   MetLife Home Loans, LLC
Alpha Properties, Inc.                               MetLife Insurance Brokerage, Inc.
American Life Insurance Company                      MetLife Investors Distribution Company
Beta Properties, Inc.                                MetLife Reinsurance Company of Delaware
Borderland Investments, Ltd.                         MetLife Reinsurance Company of Charleston
Brighthouse Financial, Inc.                          MetLife Reinsurance Company of South Carolina
Brighthouse Life Insurance Company                   MetLife Reinsurance Company of Vermont
Brighthouse Life Insurance Company of NY             MetLife Tower Resources Group, Inc.
Brighthouse Holdings, LLC                            MetLife USA Assignment Company
Brighthouse Reinsurance Company of Delaware          MetLife
Brighthouse Services, LLC                            Metropolitan Casualty Insurance Company
Cova Life Management Company                         Metropolitan Direct Property and Casualty Insurance Company
Delaware American Life Insurance Company             Metropolitan General Insurance Company
Delta Properties Japan, Inc.                         Metropolitan Group Property & Casualty Insurance Company
Economy Fire & Casualty Company                      Metropolitan Life Insurance Company
Economy Preferred Insurance Company                  Metropolitan Lloyds Insurance Company of Texas
Economy Premier Assurance Company                    Metropolitan Lloyds, Inc.
Enterprise General Insurance Agency, Inc.            Metropolitan Property & Casualty Insurance Company
Epsilon Properties Japan, Inc.                       Metropolitan Tower Life Insurance Company
General American Life Insurance Company              Metropolitan Tower Realty Company, Inc.
Hyatt Legal Plans of Florida, Inc.                   Missouri Reinsurance, Inc.
Hyatt Legal Plans, Inc.                              Newbury Insurance Company Limited
International Technical and Advisory Services, Ltd.  One Financial Place Corporation
Iris Properties, Inc.                                Park Tower REIT, Inc.
Kappa Properties Japan, Inc.                         Safeguard Health Enterprises, Inc,
MetLife Assignment Company, Inc.                     Safeguard Health Plans, Inc. (CA)
MetLife Auto & Home Insurance Agency, Inc.           Safeguard Health Plans, Inc. (FL)
MetLife Consumer Services, Inc.                      Safeguard Health Plans, Inc. (NV)
MetLife Credit Corp.                                 Safeguard Health Plans, Inc. (TX)
MetLife Funding, Inc.                                SafeHealth Life Insurance Company
MetLife Global Benefits, Ltd.                        The Prospect Company
MetLife Global, Inc.                                 Transmountain Land & Livestock Company
MetLife Group, Inc.                                  White Oak Royalty Company
MetLife Health Plans, Inc.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   For the period following the separation of Brighthouse from MetLife, the Company will not join any consolidated group and will file its own stand-alone Federal income tax return.

   Federal income tax expense has been calculated in accordance with the provisions of the Code.

   The components of net DTA and DTL consisted of the following, at December 31, (in thousands):

                                     2017                        2016
                          --------------------------  --------------------------
                          Ordinary  Capital   Total   Ordinary  Capital   Total
                          --------  ------- --------  --------  ------- --------
Gross DTA................ $ 92,431   $  --  $ 92,431  $127,433   $  --  $127,433
Statutory valuation
  allowance adjustments..       --      --        --        --      --        --
                          --------   -----  --------  --------   -----  --------
Adjusted gross DTA.......   92,431      --    92,431   127,433      --   127,433
DTA nonadmitted..........  (51,256)     --   (51,256)  (78,371)     --   (78,371)
                          --------   -----  --------  --------   -----  --------
Subtotal net admitted DTA   41,175      --    41,175    49,062      --    49,062
DTL......................   (3,492)   (288)   (3,780)   (6,249)   (869)   (7,118)
                          --------   -----  --------  --------   -----  --------
Net admitted DTA/(Net
  DTL)................... $ 37,683   $(288) $ 37,395  $ 42,813   $(869) $ 41,944
                          ========   =====  ========  ========   =====  ========

                                                 Change
                                       --------------------------
                                       Ordinary  Capital   Total
                                       --------  ------- --------
             Gross DTA................ $(35,002)  $ --   $(35,002)
             Statutory valuation
               allowance adjustments..       --     --         --
                                       --------   ----   --------
             Adjusted gross DTA.......  (35,002)    --    (35,002)
             DTA nonadmitted..........   27,115     --     27,115
                                       --------   ----   --------
             Subtotal net admitted DTA   (7,887)    --     (7,887)
             DTL......................    2,757    581      3,338
                                       --------   ----   --------
             Net admitted DTA/(Net
               DTL)................... $ (5,130)  $581   $ (4,549)
                                       ========   ====   ========

   The amount of each result or component of the calculation for SSAP No. 101 - Income Taxes, ("SSAP 101") at December 31, (in thousands):

                                                                    2017                     2016
                                                          ------------------------ ------------------------
                                                          Ordinary Capital  Total  Ordinary Capital  Total
                                                          -------- ------- ------- -------- ------- -------
Federal income taxes paid in prior years recoverable
  through loss carrybacks................................ $    --   $ --   $    -- $ 5,936   $ --   $ 5,936
Adjusted gross DTA expected to be realized (excluding
  the amount of DTA from above) after application of the
  threshold limitation (the lesser of 1 and 2 below).....  37,395     --    37,395  36,008     --    36,008
1. Adjusted gross DTA expected to be realized following
  the balance sheet date.................................  37,395     --    37,395  36,008     --    36,008
2. Adjusted gross DTA allowed per limitation threshold...     XXX    XXX    66,087     XXX    XXX    61,933
Adjusted gross DTA (excluding the amount of DTA from
  above) offset by gross DTL.............................   3,492    288     3,780   6,249    869     7,118
                                                          -------   ----   ------- -------   ----   -------
DTA admitted as the result of application of SSAP 101
  total.................................................. $40,887   $288   $41,175 $48,193   $869   $49,062
                                                          =======   ====   ======= =======   ====   =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




                                                                            Change
                                                                   ------------------------
                                                                   Ordinary Capital  Total
                                                                   -------- ------- -------
Federal income taxes paid in prior years recoverable through loss carrybacks...................................................... $(5,936)  $  --  $(5,936)
Adjusted gross DTA expected to be realized (excluding the
  amount of DTA from above) after application of the threshold
  limitation (the lesser of 1 or 2 below).........................   1,387      --    1,387
1. Adjusted gross DTA expected to be realized following the
  balance sheet date..............................................   1,387      --    1,387
2. Adjusted gross DTA allowed per limitation threshold............     XXX     XXX    4,154
Adjusted gross DTA (excluding the amount of DTA from above)
  offset by gross DTL.............................................  (2,757)   (581)  (3,338)
                                                                   -------   -----  -------
DTA admitted as the result of application of SSAP 101 total....... $(7,306)  $(581) $(7,887)
                                                                   =======   =====  =======

                                                               2017      2016
                                                             --------  --------
RBC percentage used to determine recovery period and
  threshold limitation amount...............................     2738%     2522%
Amount of total adjusted capital used to determine recovery
  period and threshold limitation........................... $462,015  $432,316

   Management believes the Company will be able to utilize the DTA in the future without any tax planning strategies.

   The Company's tax planning strategies do not include the use of reinsurance.

   All DTL were recognized as of December 31, 2017 and 2016.

   Current income tax incurred (benefit) for the years ended December 31, consisted of the following major components (in thousands):

                                          2017     2016    2015
                                        -------  -------  -------
              Federal.................. $15,717  $42,911  $46,812
              Foreign..................      --       --        4
                                        -------  -------  -------
                 Subtotal..............  15,717   42,911   46,816
              Federal income tax on
                net capital gains
                (losses)...............    (150)  (4,036)     219
                                        -------  -------  -------
              Federal and foreign
                income taxes incurred.. $15,567  $38,875  $47,035
                                        =======  =======  =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The changes in the main components of deferred income tax amounts were as follows at December 31, were as follows (in thousands):

                                                   2017      2016     Change
 DTA resulting from book/income tax differences: --------  --------  --------
            Ordinary:
               Employee benefits................ $ 34,609  $ 49,187  $(14,578)
              Deferred acquisition
                 costs..........................    8,644    22,179   (13,535)
              Policyholder
                 dividends accrual..............      935     1,663      (728)
              Policyholder reserves.............    8,020    10,252    (2,232)
               Ceding commissions...............   18,757    13,026     5,731
              Tax credit
                 carryforward...................   11,058    14,916    (3,858)
               Other............................    9,566    14,084    (4,518)
               Legal contingency................       56        60        (4)
               Nonadmitted assets...............      786     2,066    (1,280)
                                                 --------  --------  --------
            Gross ordinary DTA -
              (admitted and
              nonadmitted)......................   92,431   127,433   (35,002)
            Total ordinary DTA -
              (nonadmitted).....................  (51,256)  (78,371)   27,115
                                                 --------  --------  --------
            Total ordinary DTA -
              (admitted)........................   41,175    49,062    (7,887)
                                                 --------  --------  --------
            Capital:
               Investments......................       --        --        --
                                                 --------  --------  --------
            Gross capital DTA -
              (admitted and
              nonadmitted)......................       --        --        --
            Total capital DTA -
              (nonadmitted).....................       --        --        --
                                                 --------  --------  --------
            Total capital DTA -
              (admitted)........................       --        --        --
                                                 --------  --------  --------
            Total DTA - (admitted).............. $ 41,175  $ 49,062  $ (7,887)
                                                 ========  ========  ========
            DTL resulting from
              book/income tax
              differences:......................
             Investments - ordinary............. $ (3,492) $ (6,249) $  2,757
              Investments - capital.............     (288)     (869)      581
              Deferred and
               uncollected premiums.............       --        --        --
                                                 --------  --------  --------
               Total DTL........................   (3,780)   (7,118)    3,338
                                                 --------  --------  --------
             Net admitted DTA/(DTL)............. $ 37,395  $ 41,944    (4,549)
                                                 ========  ========
              Income tax effect of
                change in
                nonadmitted assets..............                      (27,115)
              Income tax effect of
                change in
                unrealized gains
                 (losses).......................                          142
              Additional minimum
                 pension liability..............                       (3,204)
              Prior period
                adjustment in
                 surplus........................                        8,137
                                                                     --------
               Change in net DTA................                     $(26,589)
                                                                     ========

   Before tax reform, the Company's gross DTA was $146,680 thousand and its gross DTL was $6,300 thousand (both at 35%). After tax reform, the Company's gross DTA was decreased by $54,249 thousand to $92,431 thousand and its gross DTL increased by $2,520 thousand to $3,780 thousand (both at 21%). The Company's non-admitted DTA was $85,426 thousand before tax reform and is $51,256 thousand after tax reform (a decrease of $34,171 thousand). The Company's admitted net DTA/DTL decreased by $6,500 thousand after the net impact of tax reform.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




                                                    2016      2015     Change
  DTA resulting from book/income tax differences: --------  --------  -------
             Ordinary:
                Employee benefits................ $ 49,187  $ 49,076  $   111
               Deferred acquisition
                  costs..........................   22,179    30,404   (8,225)
               Policyholder
                  dividends accrual..............    1,663        --    1,663
               Policyholder reserves.............   10,252    15,275   (5,023)
                Ceding commissions...............   13,026    13,494     (468)
               Tax credit
                  carryforward...................   14,916    11,761    3,155
                Other............................   14,084     9,594    4,490
                Legal contingency................       60        --       60
                Nonadmitted assets...............    2,066     2,960     (894)
                                                  --------  --------  -------
             Gross ordinary DTA -
               (admitted and
               nonadmitted)......................  127,433   132,564   (5,131)
             Total ordinary DTA -
               (nonadmitted).....................  (78,371)  (74,473)  (3,898)
                                                  --------  --------  -------
             Total ordinary DTA -
               (admitted)........................   49,062    58,091   (9,029)
                                                  --------  --------  -------
             Capital:
                Investments......................       --         5       (5)
                                                  --------  --------  -------
             Gross capital DTA -
               (admitted and
               nonadmitted)......................       --         5       (5)
             Total capital DTA -
               (nonadmitted).....................       --        (5)       5
                                                  --------  --------  -------
             Total capital DTA -
               (admitted)........................       --        --       --
                                                  --------  --------  -------
             Total DTA - (admitted).............. $ 49,062  $ 58,091  $(9,029)
                                                  ========  ========  =======
             DTL resulting from
               book/income tax
               differences:......................
              Investments - ordinary............. $ (6,249) $(12,488) $ 6,239
               Investment - capital..............     (869)       --     (869)
               Deferred and
                uncollected premiums.............       --         1       (1)
                                                  --------  --------  -------
                Total DTL........................   (7,118)  (12,487)   5,369
                                                  --------  --------  -------
              Net admitted DTA/(DTL)............. $ 41,944  $ 45,604   (3,660)
                                                  ========  ========
               Income tax effect of
                 change in
                 nonadmitted assets..............                       3,893
               Income tax effect of
                 change in
                 unrealized gains
                  (losses).......................                         238
               Income tax effect on
                 pension accounting..............                       1,966
                                                                      -------
                Change in net DTA................                     $ 2,437
                                                                      =======

   The Company had no net operating loss carryforwards or capital loss carryforwards at December 31, 2017.

   The Company had tax credit carryforwards of $2 thousand at December 31, 2017 which expire from 2028 to 2029 and $11,056 thousand with no expiration date.

   The Company did not have Federal income taxes available at December 31, 2017 for recoupment in the event of future net losses.

   The Company had no deposits at December 31, 2017 under Section 6603 of the Code.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gain (loss) from operations after dividends to policyholders and before Federal income tax. The significant items causing the difference for the years ended December 31 were as follows (in thousands):

                                                                                         2017      2016      2015
                                                                                       --------  --------  --------
Gain (loss) from operations after dividends to policyholders and before Federal income tax @ 35%.................................................................... $ 28,501  $ 52,216  $ 71,171
Net realized capital gains (losses) @ 35%.............................................      426    (3,142)      491
Tax effect of:
Rate Revaluation due to Tax Reform....................................................   51,729        --        --
Employee matters agreement............................................................    8,137        --        --
Change in nonadmitted assets..........................................................      756       894     1,175
Fines, fees and other nondeductible expenses..........................................        2       221         2
Call center prior period adjustment in surplus........................................       --     1,751       110
Nontaxable investment income..........................................................       --    (1,523)     (725)
Interest maintenance reserve..........................................................      (13)     (283)     (367)
Other.................................................................................      (24)     (817)       --
Tax exempt income.....................................................................     (115)       --        --
Tax credits...........................................................................     (972)   (1,092)     (827)
Prior years adjustments and accruals..................................................   (1,233)    2,617     4,878
Tax effect of separation items from MetLife...........................................   (2,331)       --        --
Separate Account dividend received deduction..........................................  (13,816)  (12,653)  (12,107)
Uncertain tax positions...............................................................  (20,754)       --        --
                                                                                       --------  --------  --------
Total statutory income taxes (benefit)................................................ $ 50,293  $ 38,189  $ 63,801
                                                                                       ========  ========  ========
Federal and foreign income taxes incurred (benefit) including tax on realized capital gains (losses)...................................................................... $ 15,567  $ 38,875  $ 47,035
Change in net DTA.....................................................................   26,589    (2,437)   16,656
Prior period adjustment in surplus....................................................    8,137     1,751       110
                                                                                       --------  --------  --------
Total statutory income taxes (benefit)................................................ $ 50,293  $ 38,189  $ 63,801
                                                                                       ========  ========  ========

   The Company files income tax returns with the U.S. Federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiaries. The Company is no longer subject to U.S. Federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2007, except for 2003 through 2006, where the IRS disallowance relates to tax policyholder liability deductions and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   At December 31, 2017 and 2016, the Company had a liability for unrecognized tax benefits, computed in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets (SSAP 5R"), of $1,455 thousand and $19,784 thousand, respectively. A reconciliation of the amount recorded for unrecognized tax benefits is as follows (in thousands):

                                              2017      2016
                                            --------  -------
                  Balance at beginning of
                    year................... $ 19,784  $20,649
                  Net change for tax
                    positions of current
                    year...................       65      500
                  Net change for tax
                    positions of prior
                    years..................     (439)    (981)
                  Settlements with tax
                    authorities............  (17,955)    (384)
                                            --------  -------
                  Balance at end of year... $  1,455  $19,784
                                            ========  =======

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements.

   The Company recorded ($3,317) thousand, $197 thousand, and $0 of interest expense (benefit) (net of Federal tax benefit(cost)) in Federal and foreign income taxes incurred, related to unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015, respectively. The Company had $110 thousand, $5,274 thousand, and $5,076 thousand accrued for the payment of interest at December 31, 2017, 2016, and 2015, respectively.

Note 13 - Capital and Surplus

   The portion of unassigned surplus (deficit) represented (or reduced) by each item below at December 31, was as follows (in thousands):

                                             2017      2016      2015
                                           --------  --------  --------
        Unrealized capital gains (losses). $ (8,480) $ (8,744) $ (9,186)
        Nonadmitted asset values.......... $(58,182) $(86,541) $(82,935)
        Asset valuation reserve........... $(14,658) $(17,052) $(21,289)

Dividend Restrictions

   Under Massachusetts State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the aggregate amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders at the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. The Company will be permitted to pay a dividend to its parent in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned funds (surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. Based on amounts at December 31, 2017, the Company could pay its parent a stockholder dividend in 2018 of $65,713 thousand without required prior approval of the Commissioner.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company paid an ordinary cash dividend of $106,000 thousand to its parent, Brighthouse Holdings, on December 11, 2017. The Company did not receive any capital contributions in 2017, 2016, or 2015.

Note 14 - Employee Benefit Plans

Pension Plans and Other Benefits

   The Company sponsors a qualified and a nonqualified defined benefit pension plan as well as unfunded other postretirement benefit plans covering former employees and sales representatives, retirees and certain dependents. Effective December 31, 2014, the Company sponsored pension and other postretirement plans were amended to eliminate benefit accruals prospectively and are closed to new entrants. Participants became fully vested in their accrued plan benefits as of that date. The Company accounts for the New England Agency Retirement Plan ("AERP Plan") as a single employer plan. The obligations of the pension and postretirement plans, along with the related net periodic expense, are included in the accompanying Statutory Statements of Operations and Changes in Capital and Surplus and disclosures below. All benefit payments related to the nonqualified defined pension and other postretirement benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife, payable to its ultimate parent Brighthouse.

   Formerly, the Company's employees, sales representatives and retirees participated in funded qualified and unfunded non-qualified defined benefit pension plans and a postretirement plan sponsored by MLIC, the company's former affiliate. The Company ceased participation in these plans as of December 31, 2016. Pension benefits were provided utilizing either a traditional formula or cash balance formula. The traditional formula provided benefits based upon years of credited service and final average earnings. The cash balance formula utilized hypothetical or notional accounts which credited participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The non-qualified pension plans provided supplemental benefits in excess of limits applicable to a qualified plan.

   The Company was allocated both pension and other postretirement expenses from MLIC corresponding with benefits provided to the employees that support the Company and did not bear direct obligation for benefits under these benefit plans. These allocations ceased December 31, 2016. Therefore, the assets and obligations of these benefit plans were not included in the accompanying Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus or the additional disclosures below. The Company's share of pension expense was $0, $8,376 thousand, and $3,529 thousand for the years ended December 31, 2017, 2016, and 2015, respectively. In addition, the Company's share of other postretirement expense was $0, $352 thousand, and $482 for the years ended December 31, 2017, 2016, and 2015, respectively. The allocated pension and postretirement benefit expenses were based on the proportionate share of the general expenses of the Company. The combined allocated pension and other postretirement benefit expense was included in the accompanying Statutory Statements of Operations and Changes in Capital and Surplus.

   As of December 31, 2016, the transition impacts of SSAP 92 and SSAP 102 were complete thus the year ended December 31, 2017 had no impact to surplus.

   At December 31, 2017, the post-tax surplus impact was a decrease of $4,347 thousand for other postretirement benefit plans. At December 31, 2016, the post-tax surplus impact was a decrease of $527 thousand for other postretirement benefit plans. At December 31, 2015, the post-tax surplus impact was a decrease of $1,279 thousand for other postretirement benefit plans.

   A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Information regarding the Company's AERP Plan and Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan") and its other postretirement plans at December 31, was as follows (in thousands):

Change in Pension Benefit Obligation

                                                                  Overfunded      Underfunded
                                                                -------------- -----------------
                                                                  2017    2016   2017     2016
                                                                --------  ---- -------  --------
Benefit obligation at beginning of year........................ $153,066  $--  $65,877  $212,725
Service cost...................................................      248   --       --       210
Interest cost..................................................    6,485   --    2,762     9,417
Actuarial (gains) losses.......................................    9,213   --    1,537     4,852
Benefits paid..................................................   (7,307)  --   (3,825)   (8,490)
Business combinations, divestitures, curtailments, settlements
  and special termination benefits.............................       --   --    4,576       229
                                                                --------  ---  -------  --------
Benefit obligation at end of year.............................. $161,705  $--  $70,927  $218,943
                                                                ========  ===  =======  ========

Change in Postretirement Benefit Obligation

                                                                   Underfunded
                                                                ----------------
                                                                  2017     2016
                                                                -------  -------
Benefit obligation at beginning of year........................ $37,148  $32,103
Service cost...................................................      --       18
Interest cost..................................................   1,613    1,663
Contribution by plan participants..............................   2,749    2,252
Actuarial (gains) losses.......................................   6,687   (2,185)
Benefits paid..................................................  (8,157)  (5,717)
Plan amendments................................................      --     (893)
Business combinations, divestitures, curtailments, settlements
  and special termination benefits.............................      --    9,907
                                                                -------  -------
Benefit obligation at end of year.............................. $40,040  $37,148
                                                                =======  =======

Change in Postemployment & Compensated Absence Benefit Obligation

   The Company did not have any special or contractual benefits per SSAP
No. 11, Postemployment Benefits & Compensated Absences, during 2017 and 2016.

Change in Plan Assets

                                   Pension Benefits   Postretirement Benefits
                                  ------------------  ----------------------
                                    2017      2016       2017        2016
                                  --------  --------   -------     -------
        Fair value of plan
          assets at beginning of
          year................... $155,323  $147,921  $    --     $    --
        Actual return on plan
          assets.................   16,934    11,023       --          --
        Reporting entity
          contribution...........    3,825     4,869    5,408       3,465
        Plan participants'
          contributions..........       --        --    2,749       2,252
        Benefits paid............  (11,132)   (8,490)  (8,157)     (5,717)
                                  --------  --------   -------     -------
        Fair value of plan
          assets at end of year.. $164,950  $155,323  $    --     $    --
                                  ========  ========   =======     =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Reconciliation of Funded Status

                                   Pension Benefits   Postretirement Benefits
                                  ------------------  ----------------------
                                    2017      2016      2017        2016
                                  --------  --------   --------    --------
       Overfunded:
          Assets (nonadmitted)... $  3,245  $     --  $     --    $     --
       Underfunded:
          Liabilities recognized
          Liability for pension
            benefits............. $(70,927) $(63,620) $(40,040)   $(37,148)
          Total liabilities
            recognized........... $(70,927) $(63,620) $(40,040)   $(37,148)
          Unrecognized
            liabilities.......... $     --  $     --  $     --    $     --

   The ABO for all defined benefit pension plans was $232,632 thousand and $218,943 thousand at December 31, 2017 and 2016, respectively.

   The components of net periodic benefit cost for the years ended December 31, were as follows (in thousands):

                                 Pension Benefits      Postretirement Benefits
                            -------------------------  -----------------------
                              2017     2016      2015    2017     2016    2015
                            -------  -------  -------  ------  -------  ------
  Service cost and expenses $   248  $   210  $   209  $   --  $    18  $  219
  Interest cost............   9,246    9,417    9,021   1,613    1,663   1,419
  Expected return on plan
    assets.................  (8,693)  (8,365)  (8,778)     --       --      --
  Amortization of (gains)
    and losses.............      41      132     (428)   (163)    (275)    461
  Amortization of prior
    service cost or
    (credit)...............      --       --       --     (16)     243   1,683
  Gain or loss recognized
    due to a settlement or
    curtailment............      --      229       --      --   15,349      --
                            -------  -------  -------  ------  -------  ------
  Total net periodic
    benefit cost........... $   842  $ 1,623  $   880  $1,434  $16,998  $2,860
                            =======  =======  =======  ======  =======  ======

   The amounts in unassigned surplus (deficit) recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                               Pension Benefits       Postretirement Benefits
                          -------------------------  -------------------------
                            2017     2016      2015     2017     2016     2015
                          -------  -------  -------  -------  -------  -------
Items not yet recognized
  as a component of net
  periodic cost - prior
  year................... $20,162  $18,100  $14,312  $(4,336) $ 3,342  $(2,365)
Net prior service cost
  or credit arising
  during the period......      --       --       --       --   (6,838)   2,725
Net prior service cost
  or credit recognized...      --       --       --       16     (243)  (1,683)
Net gain and loss
  arising during the
  period.................   2,510    2,194    4,216    6,687   (2,185)   2,236
Net gain and loss
  recognized.............     (41)    (132)    (428)     163      275      461
Transition surplus
  recognized.............      --       --       --       --      810    1,968
Change due to special
  event - curtailment....      --       --       --       --      503       --
                          -------  -------  -------  -------  -------  -------
Items not yet recognized
  as a component of net
  periodic cost -
  current year........... $22,631  $20,162  $18,100  $ 2,530  $(4,336) $ 3,342
                          =======  =======  =======  =======  =======  =======

   The amounts in unassigned surplus (deficit) expected to be recognized in the next fiscal year as components of net periodic benefit cost, were as follows (in thousands):

                                  Pension Benefits   Postretirement Benefits
                                -------------------- -----------------------
                                  2017   2016   2015   2017    2016    2015
                                ------ ------ ------ ------  ------  ------
      Net prior service cost
        or (credit)............  $--    $--    $--    $(16)   $(16)  $1,621
      Net recognized (gains)
        and losses.............  $79    $--    $--    $ 27    $180   $  642

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The amounts in unassigned surplus (deficit) that have not yet been recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                                        Pension Benefits      Postretirement Benefits
                                    ------------------------  -----------------------
                                     2017    2016      2015     2017     2016    2015
                                    ------- ------- --------  ------  -------  ------
Net transition asset or obligation. $    -- $    -- $     --  $   --  $    --  $   --
Net prior service cost or (credit). $    -- $    -- $     --  $ (238) $  (254) $6,827
Net recognized (gains) and losses.. $22,631 $20,162 $(18,100) $2,768  $(4,082) $3,485

Assumptions

   Assumptions used in determining the aggregate projected benefit obligation for the pension and postretirement benefit plans at December 31, are as follows:

                                          2017  2016  2015
                                          ----  ----  ----
                     Weighted-average
                       discount rate -
                       pension........... 3.90% 4.30% 4.50%
                     Weighted-average
                       discount rate -
                       postretirement.... 3.90% 4.60% 4.60%
                     Rate of
                       compensation
                       increase..........  N/A   N/A  4.50%

   Assumptions used in determining the net periodic benefit cost for the pension and postretirement benefit plans at December 31, are as follows:

                                            2017  2016  2015
                                            ----  ----  ----
                  Weighted-average
                    discount rate -
                    pension &
                    postretirement......... 4.32% 4.43% 4.10%
                  Expected long-term rate
                    of return on plan
                    assets /(1)/........... 5.75% 5.75% 5.75%
                  Rate of compensation
                    increase...............  N/A   N/A  4.50%

         /(1)/The weighted expected return on plan assets is currently anticipated to be between 4.75% and 5.75%, which will be determined when the Brighthouse benefit plan investment committee reviews and approves the entirety of the investment policy including the future investment allocation targets on a post-separation basis.

   The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high-quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. For the pension plans, a discount rate of 4.30% and for the postretirement plans, a discount rate of 4.45% were used in calculating benefit expense in 2017. For the pension plans, discount rates of 4.20% to 4.50% and for the postretirement plans, discount rates of 4.40% to 4.60% were used in calculating benefit expense in 2016 due to a curtailment. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. The expected return on plan assets for use in that plan's valuation in 2018 is currently anticipated to be between 4.75% and 5.75% for pension benefits.

   The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation in 2017 was 5.0% for pre-Medicare and 6.5% for post-Medicare, respectively generally decreasing for pre-Medicare until 2086 reaching the ultimate rate of 4.0% and for post-Medicare until 2092 reaching the ultimate rate of 4.3%. The assumed health care cost trend rates used in measuring the accumulated postretirement net periodic benefit cost in 2017

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

was 6.8% for pre-Medicare and 17.9% for post-Medicare, respectively generally decreasing for pre-Medicare until 2077 reaching the ultimate rate of 4.0% and for post-Medicare until 2074 reaching the ultimate rate of 3.9%.

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percent point change in assumed health care cost trend rates would have the following effects (in thousands):

                                               One Percent
                                            ----------------
                                            Increase Decrease
                                            -------- --------
                  Effect on total of
                    service and interest
                    cost components........  $   56  $   (51)
                  Effect of accumulated
                    postretirement benefit
                    obligation.............  $1,386  $(1,313)

Plan Assets

   The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. The only plan that has assets is the qualified pension plan. Its assets are held in group annuity insurance contracts. All of these contracts are issued by MLIC, as of the disaffiliation date the Company's former insurance affiliate. The assets under these contracts are held in either insurance Separate Accounts or General Accounts that have been established by the Company. The underlying assets of the Separate Accounts and General Accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments, hedge fund investments and the general account assets of the insurance provider, MLIC.

   The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the Separate Accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance Separate Account. The assets of the qualified pension plan are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

   The qualified plan is managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plans' funded status; (ii) minimizing the volatility of the Invested Plans' funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plans' investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plans' assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class for the Invested Plans:

                                                      Target
                                        2017 2016 Allocation/ (1)/
                                        ---- ---- ---------------
              Fixed maturities......... 100%  79%       80%
              Equity securities........  --   21        20%
                                        ---  ---
              Total.................... 100% 100%
                                        ===  ===

         /(1)/In an effort to limit variability at the time of separation from MetLife, just prior to Separation, MetLife changed the actual allocation to 100% fixed maturity securities, which was permitted under the approved investment policy so long as the change did not remain in place without action by the appropriate governing body with respect thereto for a period of more than one year. Brighthouse's benefit plan investment committee is in the process of reviewing the entirety of the investment policy including the future investment allocation targets on a post-separation basis and update the policy as appropriate.

   The pension plan assets are measured at estimated fair value on a recurring basis were determined as described above in "Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows (in thousands):

                                          Fair Value Measurements of Plan Assets at
                                                    December 31, 2017
                                          --------------------------------------
Description for each class of plan assets (Level 1)    (Level 2) (Level 3)  Total
----------------------------------------- ---------    --------- --------- --------
        Interest in insurance
          company Separate
          Accounts.......................  $44,631     $101,529   $   371  $146,531
        Interest in insurance
          company General
          Accounts.......................       --           --    18,419    18,419
                                           -------     --------   -------  --------
        Total plan assets................  $44,631     $101,529   $18,790  $164,950
                                           =======     ========   =======  ========

                                          Fair Value Measurements of Plan Assets at
                                                    December 31, 2016
                                          --------------------------------------
Description for each class of plan assets (Level 1)    (Level 2) (Level 3)  Total
----------------------------------------- ---------    --------- --------- --------
        Interest in insurance
          company Separate
          Accounts.......................  $73,000      $82,153    $124    $155,277
        Interest in insurance
          company General
          Accounts.......................       --           --      46          46
                                           -------      -------    ----    --------
        Total plan assets................  $73,000      $82,153    $170    $155,323
                                           =======      =======    ====    ========

   A rollforward of all pension benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows (in thousands):

                                      Estimated Fair Value Measurements in Level 3 of the Fair Value Hierarchy
                       -------------------------------------------------------------------------------------------------------
                        Balance,  Transfer Transfer   Return    Return                                              Balance
Description for each   January 1,   into    out of  on Assets  on Assets                                          December 31,
class of plan assets      2017    Level 3  Level 3  Still Held   Sold    Purchases Issuances  Sales   Settlements     2017
--------------------   ---------- -------- -------- ---------- --------- --------- --------- -------  ----------- ------------
Interest in Insurance
 Company Separate
 Accounts.............    $120    $   309   $(252)     $(53)      $--      $295       $57    $   (16)    $(89)      $   371
Interest in Insurance
 Company General
 Accounts.............      50     25,567      --       122        --        --        --     (7,320)      --        18,419
                          ----    -------   -----      ----       ---      ----       ---    -------     ----       -------
                          $170    $25,876   $(252)     $ 69       $--      $295       $57    $(7,336)    $(89)      $18,790
                          ====    =======   =====      ====       ===      ====       ===    =======     ====       =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




                                     Estimated Fair Value Measurements in Level 3 of the Fair Value Hierarchy
                       -----------------------------------------------------------------------------------------------------
                        Balance,  Transfer Transfer   Return    Return                                            Balance
Description for each   January 1,   into    out of  on Assets  on Assets                                        December 31,
class of plan assets      2016    Level 3  Level 3  Still Held   Sold    Purchases Issuances Sales  Settlements     2016
--------------------   ---------- -------- -------- ---------- --------- --------- --------- -----  ----------- ------------
Interest in Insurance
 Company Separate
 Accounts.............   $1,004     $29     $(696)     $69        $(2)     $ 79       $ 1    $(251)    $(113)       $120
Interest in Insurance
 Company General
 Accounts.............        4      --        --       --         --        46        --       --        --          50
                         ------     ---     -----      ---        ---      ----       ---    -----     -----        ----
                         $1,008     $29     $(696)     $69        $(2)     $125       $ 1    $(251)    $(113)       $170
                         ======     ===     =====      ===        ===      ====       ===    =====     =====        ====

Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions will be required for 2018. The Company does not have any regulatory contribution requirements for 2017. For information of employer contributions, see "Change in plan assets."

   Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. These payments are expected to be $3,757 thousand in 2018. As stated above, all benefit payments related to the nonqualified defined benefit pension plan are subject to reimbursement annually, on an after-tax basis, by MetLife payable to the Company's parent, Brighthouse.

   Postretirement benefits, other than those provided under qualified pension plans, are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims and life insurance premiums as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $3,961 thousand towards benefit obligations in 2018 to pay postretirement medical claims. As stated above, all benefit payments related to the other postretirement benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife payable to the Company's parent, Brighthouse.

   Gross benefit payments for the next 10 years are expected to be as follows (in thousands):

              Year                      Pension and Other Benefits
              ----                      --------------------------
              2018.....................          $15,145
              2019.....................          $15,325
              2020.....................          $15,461
              2021.....................          $16,651
              2022.....................          $16,521
              2023-2027................          $81,428

Savings and Investment Plans

   The Company sponsors a frozen savings and investment plan for substantially all retirees. The Company made no contributions to the plan for the years ended December 31, 2017 and 2016, respectively. The Company contributed $192 thousand to the plan for the year ended December 31, 2015.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 15 - Leases

Lease Commitments

   The Company did not have any leases having initial or remaining noncancelable lease terms in excess of one year during 2017, 2016 and 2015.

Lease Expense

   Rent expense under leases for office space, recorded in insurance expenses and taxes (other than Federal income and capital gains taxes) was $0, $104 thousand and $504 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

Note 16 - Other Commitments and Contingencies

Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   As of December 31, 2017, the Company had a $500 thousand liability for retrospective premium-based guaranty fund assessments and a $608 thousand asset for the related premium tax offset. As of December 31, 2016, the Company had a $500 thousand liability for retrospective premium-based guaranty fund assessments and a $703 thousand asset for the related premium tax offset. The periods over which the guaranty fund assessments are expected to be paid and the periods the related premium tax offsets are expected to be realized are unknown at this time.

   The change in the guaranty asset balance summarized below reflects estimated premium tax offsets of new insolvencies accrued during 2017 and revised estimated premium tax offsets for accrued liabilities:

                         Assets Recognized from Paid and Accrued Premium Tax Offsets (in thousands)
                         --------------------------------------------------------------------------
                         Balance as of
                           December 31, 2016............................. $703
                         Decreases current year:
                            Premium tax offset -
                              paid assessments...........................  185
                         Increases current year:
                            Est. premium tax
                              offset - accrued
                              assessments................................   90
                                                                                     ----
                         Balance as of
                           December 31, 2017............................. $608
                                                                                     ====

   The Company did not receive refunds of assessments for the years ended December 31, 2017, 2016, and 2015. Assessments levied against the Company were $134 thousand for year ended December 31, 2017, $22 thousand for the year ended December 31, 2016, and $17 thousand for the year ended December 31, 2015.

   It is possible that a large catastrophic event could render such guaranty funds inadequate and the Company may be called upon to contribute additional amounts, which may have a material impact on its financial condition or results of operations in a particular period. The Company has established liabilities for guaranty fund assessments which it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings, but additional liabilities may be necessary.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made. For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made. For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practice Claims. Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

   Diversified Lending Group Litigations. Hartshorne v. MetLife Inc., et al (Los Angeles County Superior Court, filed March 25, 2015). Plaintiffs have named MetLife, MetLife Securities, Inc. and the Company in 12 related lawsuits in California state court alleging various causes of action including multiple negligence and statutory claims relating to a Ponzi scheme involving the Diversified Lending Group. All but one of the plaintiffs have resolved their claims with the defendants. The Company intends to vigorously defend the remaining claim.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Unclaimed Property Litigation. Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse et al (Supreme Court, New York County, NY, second amended complaint filed November 17,
2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse, and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in any particular period.

Commitments to Fund Partnership Investments and Private Corporate Bond
Investments

   The Company makes commitments to fund partnership investments and to lend funds under private corporate bond investments in the normal course of business. The amounts of these unfunded commitments were $1,256 thousand and $1,109 thousand at December 31, 2017 and 2016, respectively.

Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $0 and $13,580 thousand at December 31, 2017 and 2016, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Financial Guarantees

   At December 31, 2017, the Company was obligor under the following guarantees and indemnities (in thousands):

             (1)                              (2)                      (3)                          (4)
             ---                              ---                      ---                          ---
                                   Liability recognition of                             Maximum potential amount of
          Nature and                  guarantee. (Include                              future payments (undiscounted)
       circumstances of              amount recognized at       Ultimate financial    the guarantor could be required
      guarantee and key            inception. If no initial     statement impact if   to make under the guarantee. If
     attributes, including           recognition, document       action under the          unable to develop an
     date and duration of           exception allowed under        guarantee is                  estimate,
          agreement                        SSAP 5R.)                required.        this should be specifically noted.
------------------------------------------------------------------------------------------------------------------------
  The Company is obligated to
   indemnify Great West Life
     and Annuity Insurance           No liability has been
  Company for losses arising          established as the
      out of breaches of         indemnification is for future
 representations and covenants    events for which neither a                             $250 thousand for losses
    by the Company under an        probability of occurrence                            arising out of breaches of
   Asset Purchase Agreement        nor a reasonable estimate                            representation; there is no
     and certain ancillary        can be established at this                           cap on losses arising out of
          agreements.                        time.                   Expense               breaches of covenants
------------------------------------------------------------------------------------------------------------------------
  The Company is obligated to                                                          Since this obligation is not
   indemnify the proprietary                                                            subject to limitations, the
  mutual fund, offered by the                                                          Company does not believe that
  Separate Accounts, and the       Intercompany and related                             it is possible to determine
 fund's directors and officers     party guarantees that are                           the maximum potential amount
    as provided in certain        considered "unlimited" and                            that could become due under
   Participation Agreements.       as such are excluded from                              these guarantees in the
                                         recognition.                Expense                      future.
------------------------------------------------------------------------------------------------------------------------
   The Company has provided
     certain indemnities,
       guarantees and/or
 commitments to affiliates and
 third parties in the ordinary
course of its business. In the
   context of acquisitions,
 dispositions, investments and
    other transactions, the          No liability has been                             Since this obligation is not
     Company has provided             established as the                                subject to limitations, the
  indemnities and guarantees     indemnification is for future                         Company does not believe that
 that are triggered by, among     events for which neither a                            it is possible to determine
   other things, breaches of       probability of occurrence                           the maximum potential amount
representations, warranties or     nor a reasonable estimate                            that could become due under
   covenants provided by the      can be established at this                              these guarantees in the
           Company.                          time.                   Expense                      future.
------------------------------------------------------------------------------------------------------------------------
                                     No liability has been                             Since this obligation is not
                                      established as the                                subject to limitations, the
                                 indemnification is for future                         Company does not believe that
                                  events for which neither a                            it is possible to determine
  The Company indemnifies its      probability of occurrence                           the maximum potential amount
   directors and officers as       nor a reasonable estimate                            that could become due under
 provided in its charters and     can be established at this                              these guarantees in the
           by-laws.                          time.                   Expense                      future.
------------------------------------------------------------------------------------------------------------------------
                                     No liability has been                             Since this obligation is not
                                      established as the                                subject to limitations, the
                                 indemnification is for future                         Company does not believe that
  The Company indemnifies its     events for which neither a                            it is possible to determine
agents for liabilities incurred    probability of occurrence                           the maximum potential amount
     as a result of their          nor a reasonable estimate                            that could become due under
     representation of the        can be established at this                              these guarantees in the
     Company's interests.                    time.                   Expense                      future.
------------------------------------------------------------------------------------------------------------------------
Total                                         $--                                                  $250

               (4)                            (5)
               ---                            ---
   Maximum potential amount of
  future payments (undiscounted)
 the guarantor could be required       Current status of
 to make under the guarantee. If    payment or performance
      unable to develop an          risk of guarantee. Also
            estimate,                 provide additional
this should be specifically noted. discussion as warranted.
-------------------------------------------------------------





    $250 thousand for losses
   arising out of breaches of
   representation; there is no      The Company has made no
  cap on losses arising out of     payments on the guarantee
      breaches of covenants            since inception.
-------------------------------------------------------------
  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------








  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------
  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------
  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------
              $250

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   At December 31, 2017, the Company's aggregate compilation of guarantee obligations was as follows (in thousands):

   Aggregate maximum potential of future payments of all guarantees
     (undiscounted) the guarantor could be required to make under guarantees......................................................... $250
   Current liability recognized in financial statement:
      Noncontingent liabilities......................................... $ --
      Contingent liabilities............................................ $ --
   Ultimate financial statement impact if action under the guarantee is required.
      Investments in SCA entities....................................... $ --
      Joint venture..................................................... $ --
      Dividends to stockholder (capital contribution)................... $ --
      Expense........................................................... $250
      Other............................................................. $ --
                                                                         ----
          Total......................................................... $250
                                                                         ====

Note 17 - Retained Assets

   The Company's retained asset account, known as the Total Control Account ("TCA"), is a settlement option or method of payment that may be used for amounts due under life insurance, critical illness insurance and annuity contracts. The TCA Customer Agreement provided to each accountholder is a contract that is supplementary to the insurance or annuity contract. TCAs are reported in the Annual Statement as amounts on deposit for ordinary supplementary contracts not involving life contingencies.

   Each TCA has a guaranteed minimum annual effective interest rate. Guaranteed minimum interest rates for TCAs that were opened or remained open during calendar year 2017 are 3.5%, 3.0%, 1.5% and 0.5% depending on the age and origin of the account. In addition to the guaranteed minimum interest rate, the Company also agrees in the TCA Customer Agreement to credit interest at rates that equal or exceed at least one of the following indices: the prior week's Money Fund Report Averages/TM//Government 7-Day Simple Yield (a leading index of government money market mutual fund rates) or the Bank Rate Monitor/TM/, National Money Market Rate Index (a leading index of rates paid by 100 large banks and thrifts on money market accounts). During calendar year 2017, all TCAs received interest at the account's guaranteed minimum annual effective interest rate. Both indices were well below 0.5% during all of 2017.

   For group life insurance, the group policyholder (i.e., the employer) may select a settlement option, including the TCA or a check, or may leave the election to the beneficiary. The TCA is generally utilized as the default method of payment of benefits under most of the Company's group life insurance programs, subject to state law and a minimum benefit amount. For individual life insurance, the individual policyholder may select a settlement option, including a TCA or a check or he or she may leave the election to the beneficiary. The TCA is generally utilized as the default method of payment under most of the Company's individual life insurance policies, subject to state law and a minimum benefit amount. The Company always honors a beneficiary's request for a check. Certain administrative and recordkeeping services for TCAs and clearing services for drafts written from TCAs are provided by an unaffiliated bank (the "Administrator").

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   There are no fees or charges made to TCA account balances for basic account services. The following special service fees apply:

    .  Draft Copy: $2.00

    .  Stop Payment: $10.00

    .  Overdrawn TCA: $15.00

    .  Wire Transfer: $10.00

   Accountholders are charged the same amount for these special services as the Administrator charges the Company.

   In addition, any information requested to be sent via overnight delivery services may incur a fee of $25.00.

   The Company's TCA business is 100% reinsured with MLIC.

   The Company's TCA in force, categorized by age, at December 31, were as follows (in thousands, except number of asset accounts):

                                          2017            2016
                                     --------------- ---------------
                                     Number Balance  Number Balance
                                     ------ -------- ------ --------
           Up and including 12
             Months.................    24  $  5,188   159  $ 39,298
           13 to 24 Months..........   131    27,524   159    22,539
           25 to 36 Months..........   140    17,887   139    21,704
           37 to 48 Months..........   121    19,629   136    14,776
           49 to 60 Months..........   122    13,749   130    15,886
           Over 60 Months...........   748    72,687   741    60,788
                                     -----  -------- -----  --------
              Total................. 1,286  $156,664 1,464  $174,991
                                     =====  ======== =====  ========

   A reconciliation of the Company's TCA for the year ended December 31, 2017 was as follows (in thousands, except number of asset accounts):

                                               Individual
                                             ---------------
                                                    Balance/
                                             Number  Amount
                                             ------ --------
                   Beginning of year........ 1,464  $174,991
                   Accounts issued/added....    29     8,130
                   Investment earnings
                     credited...............   N/A     4,989
                   Fees and other charges
                     assessed/ (1)/.........   N/A        --
                   Transferred to state
                     unclaimed property
                     funds..................    --        --
                   Closed/withdrawn.........   207    31,446
                                             -----  --------
                   End of year.............. 1,286  $156,664
                                             =====  ========

      /(1)/Fees and other charges assessed were less than $1 thousand for the year ended December 31, 2017, which may also include other account adjustments.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 18 - Subsequent Events

   Effective April 2, 2018, the Company executed an intercompany loan to Brighthouse. This transaction resulted in a decrease in cash and cash equivalents of $40,000 thousand and an increase to other assets of $40,000 thousand.

   The Company has evaluated events subsequent to December 31, 2017 through April 12, 2018, which is the date these financial statements were available to be issued, and other than the above item, has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY

             TABLE OF CONTENTS TO STATUTORY SUPPLEMENTAL SCHEDULES

                         Description               Page

                         SCHEDULE 1
                           Statutory Selected
                            Financial Data As of
                            and for the Year
                            Ended December 31,
                            2017..................   65

                         SCHEDULE 2
                           Supplemental
                            Investment Risks
                            Interrogatories As of
                            and for the Year
                            Ended December 31,
                            2017..................   69

                         SCHEDULE 3
                           Statutory Summary
                            Investment
                            Schedule As of and
                            for the Year Ended
                            December 31, 2017.....   74

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2017
----------------------------------------------
Investment Income Earned
   U.S. government bonds............................................... $    6,045,130
   Other bonds (unaffiliated)..........................................     61,594,603
   Bonds of affiliates.................................................             --
   Preferred stocks (unaffiliated).....................................             --
   Preferred stocks of affiliates......................................             --
   Common stocks (unaffiliated)........................................             --
   Common stocks of affiliates.........................................             --
   Mortgage loans......................................................      4,470,648
   Real estate.........................................................             --
   Contract loans......................................................     23,625,677
   Cash, cash equivalents and short-term investments...................        336,855
   Derivatives.........................................................      1,581,117
 Other invested assets.................................................      1,755,026
   Aggregate write-ins for investment income...........................      2,513,999
                                                                        --------------
     Gross investment income........................................... $  101,923,055
                                                                        ==============

Real Estate Owned - Book Value Less Encumbrances....................... $           --
                                                                        ==============
Mortgage Loans - Book Value............................................
 Agricultural mortgages................................................ $   75,055,987
 Residential mortgages.................................................             --
 Commercial mortgages..................................................     27,254,307
                                                                        --------------
   Total mortgage loans................................................ $  102,310,294
                                                                        ==============

Mortgage Loans by Standing- Book Value
 Good standing......................................................... $  102,310,294
                                                                        ==============
 Good standing with restructured terms................................. $           --
                                                                        ==============
 Interest overdue more than three months, not in foreclosure........... $           --
                                                                        ==============
 Foreclosure in process................................................ $           --
                                                                        ==============

Other Long Term Invested Assets - Statement Value...................... $   12,530,512
                                                                        ==============

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
 Bonds................................................................. $           --
                                                                        ==============
 Preferred Stocks...................................................... $           --
                                                                        ==============
 Common Stocks......................................................... $           --
                                                                        ==============

Bonds and Short-Term Investments by Class and Maturity:
 Bonds by Maturity - Statement Value
   Due within one year or less......................................... $  110,302,358
   Over 1 year through 5 years.........................................    429,942,503
   Over 5 years through 10 years.......................................    483,694,409
   Over 10 years through 20 years......................................    189,305,332
   Over 20 years.......................................................    163,707,201
   No maturity date....................................................             --
                                                                        --------------
       Total by Maturity............................................... $1,376,951,803
                                                                        ==============

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2017
----------------------------------------------
Bond by Class - Statement Value
  Class 1............................................................. $  751,019,921
  Class 2.............................................................    497,605,948
  Class 3.............................................................     99,516,652
  Class 4.............................................................     28,290,764
  Class 5.............................................................        241,018
  Class 6.............................................................        277,500
                                                                       --------------
   Total by Class..................................................... $1,376,951,803
                                                                       ==============
  Total Bonds Publicly Traded......................................... $  854,782,800
                                                                       ==============
  Total Bonds Privately Placed........................................ $  522,169,003
                                                                       ==============
Preferred Stocks - Book/Adjusted Carrying Value....................... $           --
                                                                       ==============
Common Stocks - Fair Value............................................ $           --
                                                                       ==============
Short Term Investments - Book/Adjusted Carrying Value................. $    9,987,932
                                                                       ==============
Options, Caps and Floors Owned - Book/Adjusted Carrying Value......... $           --
                                                                       ==============
Options, Caps and Floors Written and In-force - Book/Adjusted
  Carrying Value...................................................... $           --
                                                                       ==============
Collar, Swap and Forward Agreements Open - Book/Adjusted Carrying
  Value............................................................... $   10,343,662
                                                                       ==============
Futures Contracts Open - Book/Adjusted Carrying Value................. $           --
                                                                       ==============
Cash on Deposit....................................................... $   (1,690,059)
                                                                       ==============
Life Insurance In-Force (000's)
  Industrial.......................................................... $           --
                                                                       ==============
  Ordinary............................................................ $   22,762,274
                                                                       ==============
  Credit Life......................................................... $           --
                                                                       ==============
  Group Life.......................................................... $       35,893
                                                                       ==============
Amount of Accidental Death Insurance In-Force Under Ordinary Policies
  (000's)............................................................. $       79,286
                                                                       ==============
Life Insurance Policies with Disability Provisions In-Force (000's)
  Industrial.......................................................... $           --
                                                                       ==============
  Ordinary............................................................ $   10,717,869
                                                                       ==============
  Credit Life......................................................... $           --
                                                                       ==============
  Group Life.......................................................... $           --
                                                                       ==============

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

      As of and for the Year Ended December 31, 2017
      ----------------------------------------------
      Supplementary Contracts In-Force:
       Ordinary - Not Involving Life Contingencies
         Amount on Deposit................................ $  164,039,948
                                                           ==============
         Income Payable................................... $    1,768,235
                                                           ==============
       Ordinary - Involving Life Contingencies
         Income Payable................................... $    3,978,543
                                                           ==============
       Group - Not Involving Life Contingencies
         Amount on Deposit................................ $           --
                                                           ==============
         Income Payable................................... $           --
                                                           ==============
       Group - Involving Life Contingencies
         Income Payable................................... $           --
                                                           ==============
      Annuities:
       Ordinary
         Immediate - Amount of Income Payable............. $       27,158
                                                           ==============
         Deferred - Fully Paid Account Balance............ $           --
                                                           ==============
         Deferred - Not Fully Paid Account Balance........ $5,059,364,265
                                                           ==============
       Group:
         Amount of Income Payable......................... $       73,458
                                                           ==============
         Fully Paid Account Balance....................... $       22,379
                                                           ==============
         Not Fully Paid Account Balance................... $           --
                                                           ==============
       Accident and Health Insurance - Premiums In-Force:
         Ordinary......................................... $    6,616,046
                                                           ==============
         Group............................................ $           --
                                                           ==============
         Credit........................................... $           --
                                                           ==============
       Deposit Funds and Dividend Accumulations:
         Deposit Funds - Account Balance.................. $           --
                                                           ==============
         Dividend Accumulations - Account Balance......... $           --
                                                           ==============

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2017
----------------------------------------------
Claim Payments For The Year Ended December 31, 2017 (000's):
 Group Accident and Health
   2017..................................................................... $ --
                                                                             ====
   2016..................................................................... $ --
                                                                             ====
   2015..................................................................... $ --
                                                                             ====
   2014..................................................................... $ --
                                                                             ====
   2013..................................................................... $ --
                                                                             ====
   Prior.................................................................... $ --
                                                                             ====

 Other Accident & Health
   2017..................................................................... $ 69
                                                                             ====
   2016..................................................................... $ 60
                                                                             ====
   2015..................................................................... $141
                                                                             ====
   2014..................................................................... $362
                                                                             ====
   2013..................................................................... $223
                                                                             ====
   Prior.................................................................... $565
                                                                             ====

 Other Coverages that use developmental methods to calculate claim reserves
   2017..................................................................... $ --
                                                                             ====
   2016..................................................................... $ --
                                                                             ====
   2015..................................................................... $ --
                                                                             ====
   2014..................................................................... $ --
                                                                             ====
   2013..................................................................... $ --
                                                                             ====
   Prior.................................................................... $ --
                                                                             ====

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

                                    [GRAPHIC]



                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                     For the year ended December 31, 2017
                           (To be filed by April 1)
                     Of New England Life Insurance Company
               Address (City, State, Zip Code): Boston MA 02111

NAIC Group Code.....241  NAIC Company Code.....91626  Employer's ID Number....04-2708937

The investment Risks interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.. Reporting entity's total admitted assets as reported on page 2 of this annual statement.                   $...2,059,558,500

2.. Ten largest exposures to a single issuer borrower investment.
                     1                         2                        3                       4
                                                                                       Percentage of Total
                   Issuer            Description of Exposure          Amount             Admitted Assets
            -----------------------  -----------------------    --------------------   ----------------------
           FEDERAL HOME LOAN
    2.01   MORTGAGE CORPORATION..... MBS, RMBS................ $   ......38,553,302   ..................1.9%
                                     Cash Equivalent, Short
    2.02   FEDERAL HOME LOAN BANKS.. Term..................... $   ......31,959,082   ..................1.6%
           GRI Woodlands
           Crossing, LLC, a          Commercial Mortgage
    2.03   Delaware................. loans.................... $   ......22,992,195   ..................1.1%
           HEWLETT PACKARD
    2.04   ENTERPRISE CO............ US CORP.................. $   ......19,972,288   ..................1.0%
                                     Agricultural Mortgage
    2.05   Four Star Dairy.......... Loan..................... $   ......19,130,492   ..................0.9%
           FEDERAL NATIONAL
    2.06   MORTGAGE ASSOCIATION..... MBS, RMBS................ $   ......18,043,983   ..................0.9%
           NEWFOUNDLAND &
    2.07   LABRADOR PROVINCE OF..... FOR GOVT................. $   ......15,910,895   ..................0.8%
           LOS ANGELES CA DEPT OF
    2.08   WATER & PWR WTR SYS...... MUNI..................... $   ......15,000,000   ..................0.7%
    2.09   ORICA LTD................ FOR CORP................. $   ......15,000,000   ..................0.7%
    2.10   RETAIL PROPERTIES OF
           AMERICA INC.............. US CORP.................. $   ......15,000,000   ..................0.7%

3.  Amounts and percentages of the reporting entity's total admitted assets in bonds held and preferred stocks by NAIC designation.
           Bonds
           -----                                                        1                       2
    3.01   NAIC 1............................................. $   .....751,019,921   .................36.5%
    3.02   NAIC 2............................................. $   .....497,605,948   .................24.2%
    3.03   NAIC 3............................................. $  .......99,616,652   ..................4.8%
    3.04   NAIC 4............................................. $  .......28,290,764   ..................1.4%
    3.05   NAIC 5............................................. $  ..........241,018   ..................0.0%
    3.06   NAIC 6............................................. $  ..........277,500   ..................0.0%
           Preferred Stocks
           ----------------                                             3                       4
    3.07   P/RP-1............................................. $..................0   ..................0.0%
    3.08   P/RP-2............................................. $..................0   ..................0.0%
    3.09   P/RP-3............................................. $..................0   ..................0.0%
    3.10   P/RP-4............................................. $..................0   ..................0.0%
    3.11   P/RP-5............................................. $..................0   ..................0.0%
    3.12   P/RP-6............................................. $..................0   ..................0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

4.   Assets held in foreign investments:
           Are assets held in foreign investments less than 2.5% of the reporting entity's total
     4.01  admitted assets?                                                                             Yes [  ]  No [X]
     If response to 4.01 above is yes, responses are not required for interrogatories 5-10
     4.02  Total admitted assets held in foreign investments. $    .....250,299,443 ..............12.2%
     4.03  Foreign-currency-denominated investments.......... $...................0 ...............0.0%
           Insurance liabilities denominated in that same
     4.04   foreign currency................................. $...................0 ...............0.0%

5.   Aggregate foreign investment exposure categorized by NAIC sovereign designation:
                                                                        1                    2
     5.01  Countries designated NAIC 1....................... $    .....198,025,497 ...............9.6%
     5.02  Countries designated NAIC 2....................... $    ......31,854,721 ...............1.5%
     5.03  Countries designated NAIC 3 or before............. $    ......20,409,225 ...............1.0%

6.   Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:
           Countries designated NAIC 1:                                 1                    2
     6.01  Country 1: United Kingdom......................... $    ......90,245,074 ...............4.4%
     6.02  Country 2: France................................. $    ......22,494,734 ...............1.1%
           Countries designated NAIC 2:
     6.03  Country 1: Panama................................. $   ........9,881,973 ...............0.5%
     6.04  Country 2: Peru................................... $   ........7,995,732 ...............0.4%
           Countries designated NAIC 3 or below:
     6.05  Country 1: Bahamas................................ $    ......13,407,500 ...............0.7%
     6.06  Country 2: Turkey................................. $   ........6,082,460 ...............0.3%

                                                                        1                    2
7.   Aggregate unhedged foreign currency exposure............ $...................0 ...............0.0%

                                                                        1                    2
8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:
     8.01  Countries designated NAIC 1....................... $...................0 ...............0.0%
     8.02  Countries designated NAIC 2....................... $...................0 ...............0.0%
     8.03  Countries designated NAIC 3 or below:............. $...................0 ...............0.0%

9.   Largest unhedged foreign currency exposures by country, categorized by country's NAIC sovereign designation:
           Countries designated NAIC 1:                                 1                    2
     9.01  Country 1:........................................ $...................0 ...............0.0%
     9.02  Country 2:........................................ $...................0 ...............0.0%
           Countries designated NAIC 2:
     9.03  Country 1:........................................ $...................0 ...............0.0%
     9.04  Country 2:........................................ $...................0 ...............0.0%
           Countries designated NAIC 3 or below:
     9.05  Country 1:........................................ $...................0 ...............0.0%
     9.06  Country 2:........................................ $...................0 ...............0.0%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:
                          1                        2
                       Issuer               NAIC Designation
                       ------               ----------------            3                    4
     10.01 ORICA LTD.......................       2.......... $   .......15,000,000 ...............0.7%
     10.02 NASSAU AIRPORT DEVELOPMENT CO...       3FE........ $   .......13,407,500 ...............0.7%
     10.03 DCC PLC.........................       2.......... $   .......12,008,000 ...............0.6%
     10.04 ELECTRICITE DE FRANCE SA........       1FE........ $   .......10,995,200 ...............0.5%
           EMPRESA NACIONAL DEL PETROLEO
     10.05 ENAP............................       2FE........ $   .......10,621,773 ...............0.5%
     10.06 ABP SUBHOLDINGS UK LTD..........       2.......... $   .......10,145,625 ...............0.5%
     10.07 LLOYDS BANKING GROUP PLC........       2FE........ $   ........9,979,559 ...............0.5%
     10.08 ENA NORTE TRUST.................       3AM........ $   ........9,881,973 ...............0.5%
     10.09 BRITVIC PLC.....................       2.......... $  .........9,164,400 ...............0.4%
     10.10 WEREDHAVE NV....................       2.......... $  .........8,405,600 ...............0.4%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
     Canadian currency exposure:
     11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total
            admitted assets?                                                                            Yes [  ]  No [X]
            If response to 11.01 is yes, detail is not required for the remainder of Interrogatory 11.
     11.02  Total admitted assets held in Canadian investments............ $   ...63,116,772 ......3.1%
     11.03  Canadian currency-denominated investments..................... $  .....6,384,932 ......0.3%
     11.04  Canadian-denominated insurance liabilities.................... $...............0 ......0.0%
     11.05  Unhedged Canadian currency exposure........................... $...............0 ......0.0%

12.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual Sales restrictions.
     12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the
            reporting entity's total admitted assets?                                                   Yes [X]  No [  ]
            If response to 12.01 is yes, responses are not required for the remainder of
            Interrogatory 12.
                                         1                                         2             3
            Aggregate statement value of investments with contractual
     12.02  sales restrictions............................................ $...............0 ......0.0%
            Largest three investments with contractual sales restrictions:
     12.03                                                                 $...............0 ......0.0%
     12.04                                                                 $...............0 ......0.0%
     12.05                                                                 $...............0 ......0.0%

13.  Amounts and percentages of admitted assets held in the ten largest equity interests:
     13.01  Are assets held in equity interest less than 2.5% of the reporting entity's total admitted
            assets?                                                                                     Yes [X]  No [  ]
            If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.
                                         1                                         2             3
                                  Name of Issuer
                                  --------------
     13.02                                                                 $...............0 ......0.0%
     13.03                                                                 $...............0 ......0.0%
     13.04                                                                 $...............0 ......0.0%
     13.05                                                                 $...............0 ......0.0%
     13.06                                                                 $...............0 ......0.0%
     13.07                                                                 $...............0 ......0.0%
     13.08                                                                 $...............0 ......0.0%
     13.09                                                                 $...............0 ......0.0%
     13.10                                                                 $...............0 ......0.0%
     13.11                                                                 $...............0 ......0.0%

14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
     14.01  Are assets held in nonaffiliated, privately placed equities less than 2.5% of the
            reporting entity's total admitted assets?                                                   Yes [X]  No [  ]
            If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.
                                         1                                         2             3
            Aggregate statement value of investments held in
     14.02  nonaffiliated, privately placed equities...................... $...............0 ......0.0%
            Largest three investments held in nonaffiliated, privately placed equities:
     14.03                                                                 $...............0 ......0.0%
     14.04                                                                 $...............0 ......0.0%
     14.05                                                                 $...............0 ......0.0%

15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interest:
     15.01  Are assets held in general partnership interests less than 2.5% of the reporting entity's
            total admitted assets?                                                                      Yes [X]  No [  ]
            If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.
                                         1                                         2             3
     15.02  Aggregate statement value of investments held in general partnership interests......................................... $...............0 ......0.0%
            Largest three investments in general partnership interests:
     15.03                                                                 $...............0 ......0.0%
     15.04                                                                 $...............0 ......0.0%
     15.05                                                                 $...............0 ......0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

16.  Amounts and percentage of the reporting entity's total admitted assets held in mortgage loans:
     16.01      Are mortgage loans reported in Schedule B less than 2.5% of the
                reporting entity's total admitted assets?                                                  Yes [  ]  No [X]
                If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
                             1                                            2                   3
                     Type (Residential
                 Commercial, Agricultural)
                  -------------------------
     16.02      Commercial Mortgage loans........................ $   ...22,992,195     ..........1.1%
     16.03      Agricultural Mortgage loans...................... $   ...19,130,492     ..........0.9%
     16.04      Agricultural Mortgage loans...................... $   ...12,541,257     ..........0.6%
     16.05      Agricultural Mortgage loans...................... $  .....8,366,412     ..........0.4%
     16.06      Agricultural Mortgage loans...................... $  .....8,210,069     ..........0.4%
     16.07      Agricultural Mortgage loans...................... $  .....7,371,557     ..........0.4%
     16.08      Agricultural Mortgage loans...................... $  .....4,928,324     ..........0.2%
     16.09      Agricultural Mortgage loans...................... $  .....1,810,337     ..........0.1%
     16.10      Agricultural Mortgage loans...................... $  .....1,742,000     ..........0.1%
     16.11      Agricultural Mortgage loans...................... $  .....1,680,958     ..........0.1%
     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
                                                                               Loans
                                                                               -----
     16.12      Construction loans............................... $...............0     ..........0.0%
                Mortgage loans over 90 days
     16.13      past due......................................... $...............0     ..........0.0%
                Mortgage loans in the process
     16.14      of foreclosure................................... $...............0     ..........0.0%
     16.15      Mortgage loans foreclosed........................ $...............0     ..........0.0%
     16.16      Restructured mortgage loans...................... $...............0     ..........0.0%

17.  Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
             Loan-to-value              Residential              Commercial                      Agricultural
             -------------              -----------              ----------                      ------------
                                       1         2              3              4              5                6
     17.01  above 95%.............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.02  91% to 95%............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.03  81% to 90%............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.04  71% to 80%............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.05  below 70%.............. $......0 ......0.0% $   ...27,254,307  ......1.3% $   ...75,055,988       ......3.6%

18.  Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
     18.01 Are assets held in real estate reported less than 2.5% of the reporting
     entity's total admitted assets?                                                                    Yes [X]  No [  ]
          If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
     Largest five investments in any one parcel or group of contiguous parcels of real estate:
              Description
              -----------                                                      2              3
     18.02............................................................... $.........0    ..........0.0%
     18.03............................................................... $.........0    ..........0.0%
     18.04............................................................... $.........0    ..........0.0%
     18.05............................................................... $.........0    ..........0.0%
     18.06............................................................... $.........0    ..........0.0%

19.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.
     19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
     reporting entity's admitted assets?                                                                Yes [X]  No [  ]
          If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
                   1                                                           2              3
     19.02 Aggregate statement value of investments held in mezzanine
     real estate loans................................................... $.........0     .........0.0%
          Largest three investments held in mezzanine real estate loans:
     19.03............................................................... $.........0     .........0.0%
     19.04............................................................... $.........0     .........0.0%
     19.05............................................................... $.........0     .........0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

20.  Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:
                                        At Year-End                              At End of Each Quarter
                                        -----------                              ----------------------
                                                                      1st Qtr             2nd Qtr             3rd Qtr
                                                                      -------             -------             -------
                                       1                2                3                   4                   5
     20.01 Securities
     lending
     agreements (do
     not include
     assets held as
     collateral for
     such
     transactions)............ $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.02 Repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.03 Reverse
     repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.04 Dollar
     repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.05 Dollar
     reverse
     repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:
                                           Owned                               Written
                                           -----                               -------
                                       1                2                3                   4
     21.01 Hedging............ $ ...............0   ......0.0%   $...............0     ...........0.0%
     21.02 Income
     generation............... $ ...............0   ......0.0%   $...............0     ...........0.0%
     21.03 Other.............. $ ...............0   ......0.0%   $...............0     ...........0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:
                                        At Year-End                              At End of Each Quarter
                                        -----------                              ----------------------
                                                                      1st Qtr             2nd Qtr             3rd Qtr
                                                                      -------             -------             -------
                                       1                2                3                   4                   5
     22.01 Hedging............ $   .....1,153,019   ......0.1%   $  .....1,203,102   $  .....1,186,837      $.....1,170,091
     22.02 Income
     generation............... $.................   ......0.0%   $...............0   $...............0    $...............0
     22.03
     Replications............. $    ...22,000,000   ......1.1%   $   ...22,000,000   $   ...22,000,000       $...22,000,000
     22.04 Other.............. $ ...............0   ......0.0%   $...............0   $...............0    $...............0

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:
                                        At Year-End                              At End of Each Quarter
                                        -----------                              ----------------------
                                                                      1st Qtr             2nd Qtr             3rd Qtr
                                                                      -------             -------             -------
                                       1                2                3                   4                   5
     23.01 Hedging............ $ ...............0   ......0.0%   $...............0   $...............0   $................0
     23.02 Income
     generation............... $ ...............0   ......0.0%   $...............0   $...............0   $................0
     23.03
     Replications............. $ ...............0   ......0.0%   $...............0   $...............0   $................0
     23.04 Other.............. $ ...............0   ......0.0%   $...............0   $...............0   $................0

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

Annual Statement for the year 2017 of the New England Life Insurance Company

                          SUMMARY INVESTMENT SCHEDULE

                                                    Gross                                 Admitted Assets as Reported
                                             Investment Holdings                            in the Annual Statement
                                        --------------------------------------------------------------------------------------
                                                                                                 4                  5
                                                                                         Securities Lending       Total
                                                1              2              3              Reinvested        (Col. 3 + 4)
        Investment Categories                 Amount       Percentage       Amount       Collateral Amount        Amount
-                                       ---------------------------------------------------------------------------------------
1.      Bonds:
        1.1 U.S. treasury securities...     ...151,238,724  .....7.9      ...151,238,724  ...............0      ...151,238,724
        1.2 U.S. government agency
          obligations (excluding
          mortgage-backed securities):
          1.21 Issued by U.S.
             government agencies....... .................0  .....0.0  .................0  ...............0  .................0
          1.22 Issued by U.S.
             government sponsored
             agencies..................    .....10,826,013  .....0.6     .....10,826,013  ...............0     .....10,826,013
        1.3 Non-U.S. government
          (including Canada,
          excluding mortgage-backed
          securities)..................    .....22,204,779  .....1.2     .....22,204,779  ...............0     .....22,204,779
        1.4 Securities issued by
          states, territories and
          possessions and political
          subdivisions in the U.S.:
          1.41 States, territories
             and possessions general
             obligations............... .................0  .....0.0  .................0  ...............0  .................0
          1.42 Political subdivisions
             of states, territories
             and possessions and
             political subdivisions
             general obligation........   .......5,800,478  .....0.3    .......5,800,478  ...............0    .......5,800,478
          1.43 Revenue and assessment
             obligations...............     ....53,556,498  .....2.8     .....53,556,498  ...............0     .....53,556,478
          1.44 Industrial development
             and similar obligations... .................0  .....0.0  .................0  ...............0  .................0
        1.5 Mortgage-backed
          securities (includes
          residential and commercial
          MBS):
          1.51 Pass-through
             securities:
             1.511 Issued or
                guaranteed by GNMA.....   .........701,635  .....0.0    .........701,635  ...............0    .........701,635
             1.512 Issued or
                guaranteed by FNMA
                and FHLMC..............    .....39,025,160  .....2.0     .....39,025,160  ...............0     .....39,025,160
             1.513 All other........... .................0  .....0.0  .................0  ...............0  .................0
          1.52 CMOs and REMICs:
             1.521 Issued or
                guaranteed by GNMA,
                FNMA, FHLMC or VA......    .....38,398,624  .....2.0     .....38,398,624  ...............0     .....38,398,624
             1.522 Issued by non-U.S.
                Government issuers
                and collateralized by
                mortgage- based
                securities issued or
                guaranteed by
                agencies shown in
                Line 1.521............. .................0  .....0.0  .................0  ...............0  .................0
             1.523 All other...........     ...160,222,284  .....8.3      ...160,222,284  ...............0      ...160,222,284
2.      Other debt and other fixed
        income securities (excluding
        short-term):
        2.1 Unaffiliated domestic
          securities (includes credit
          tenant loans and hybrid
          securities)..................     ...561,458,758   ...29.3      ...561,458,758  ...............0      ...561,458,758
        2.2 Unaffiliated non-U.S.
          securities (including
          Canada)......................     ...282,579,899   ...14.7      ...282,579,899  ...............0      ...282,579,899
        2.3 Affiliated securities...... .................0  .....0.0     ..............0  ...............0  .................0


-----------


    6
Percentage
                                ----------
Bonds:
1.1 U.S. treasury securities...  .....7.9
1.2 U.S. government agency
  obligations (excluding
  mortgage-backed securities):
  1.21 Issued by U.S.
     government agencies.......  .....0.0
  1.22 Issued by U.S.
     government sponsored
     agencies..................  .....0.6
1.3 Non-U.S. government
  (including Canada,
  excluding mortgage-backed
  securities)..................  .....1.2
1.4 Securities issued by
  states, territories and
  possessions and political
  subdivisions in the U.S.:
  1.41 States, territories
     and possessions general
     obligations...............  .....0.0
  1.42 Political subdivisions
     of states, territories
     and possessions and
     political subdivisions
     general obligation........  .....0.3
  1.43 Revenue and assessment
     obligations...............  .....2.8
  1.44 Industrial development
     and similar obligations...  .....0.0
1.5 Mortgage-backed
  securities (includes
  residential and commercial
  MBS):
  1.51 Pass-through
     securities:
     1.511 Issued or
        guaranteed by GNMA.....  .....0.0
     1.512 Issued or
        guaranteed by FNMA
        and FHLMC..............  .....2.0
     1.513 All other...........  .....0.0
  1.52 CMOs and REMICs:
     1.521 Issued or
        guaranteed by GNMA,
        FNMA, FHLMC or VA......  .....2.0
     1.522 Issued by non-U.S.
        Government issuers
        and collateralized by
        mortgage- based
        securities issued or
        guaranteed by
        agencies shown in
        Line 1.521.............  .....0.0
     1.523 All other...........  .....8.3
Other debt and other fixed
income securities (excluding
short-term):
2.1 Unaffiliated domestic
  securities (includes credit
  tenant loans and hybrid
  securities)..................   ...29.3
2.2 Unaffiliated non-U.S.
  securities (including
  Canada)......................   ...14.7
2.3 Affiliated securities......  .....0.0

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

                                                   Gross                                       Admitted Assets as Reported
                                            Investment Holdings                                  in the Annual Statement
                                       -----------------------------------------------------------------------------------------
                                                                                                  4                   5
                                                                                          Securities Lending        Total
                                               1               2              3               Reinvested        (Col. 3 + 4 )
        Investment Categories                Amount        Percentage       Amount        Collateral Amount        Amount
-                                      ------------------------------------------------------------------------------------------
3.      Equity interests:
        3.1 Investments in mutual
          funds.......................  .................0 ......0.0   .................0 .................0 ..................0
        3.2 Preferred stocks:
          3.21 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.22 Unaffiliated...........  .................0 ......0.0   .................0 .................0 ..................0
        3.3 Publicity traded equity
        securities (excluding
        preferred stocks):
          3.31 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.32 Unaffiliated...........  .................0       0.0   .................0 .................0 ..................0
        3.4 Other equity securities:
          3.41 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.42 Unaffiliated...........  .................0 ......0.0   .................0 .................0 ..................0
        3.5 Other equity interests
          including tangible personal
          property under lease:
          3.51 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.52 Unaffiliated...........  .................0 ......0.0   .................0 .................0 ..................0
4.      Mortgage loans:
        4.1 Construction and land
          development................. ..................0 ......0.0  ..................0 .................0 ..................0
        4.2 Agricultural..............    ......75,055,987 ......3.9     ......75,055,987 .................0    ......75,055,987
        4.3 Single family residential
          properties.................. ..................0 ......0.0  ..................0 .................0 ..................0
        4.4 Multifamily residential
          properties.................. ..................0 ......0.0  ..................0 .................0 ..................0
        4.5 Commercial loans..........   .......27,254,307 ......1.4    .......27,254,307 .................0    ......27,254,307
        4.6 Mezzanine real estate
          loans....................... ..................0 ......0.0  ..................0 .................0 ..................0
5.      Real estate investments:
        5.1 Property occupied by
          company..................... ..................0 ......0.0  ..................0 .................0 ..................0
        5.2 Property held for
          production of income
          (including $0 of property
          acquired in satisfaction of
          debt)....................... ..................0 ......0.0  ..................0 .................0 ..................0
        5.3 Property held for sale
          (including $0 property
          acquired in satisfaction of
          debt)....................... ..................0 ......0.0  ..................0 .................0 ..................0
6.      Contract loans................    .....417,298,613 .....21.7     .....417,298,613 .................0    .....417,298,613
7.      Derivatives...................   .......10,829,448 ......0.6    .......10,829,448 .................0   .......10,829,448
8.      Receivables for securities.... ............985,895 ......0.1  ............985,895 .................0 ............985,895
9.      Securities lending (Line 10,
        Asset page reinvested
        collateral)................... ..................0 ......0.0  ..................0 ...............XXX ................XXX
10.     Cash, cash equivalents and
        short-term investments........   .......49,248,892 ......2.6    .......49,248,892 .................0   .......49,248,892
11.     Other invested assets.........   .......12,612,634 ......0.7    .......12,612,634 .................0   .......12,612,634
                                       ------------------------------------------------------------------------------------------
12.     Total invested assets.........     ..1,919,298,628 ....100.0      ..1,919,298,628 .................0     ..1,919,298,628
                                       ------------------- ---------  ------------------- ------------------ -------------------


-------------------


        6
    Percentage
                               ------------------
Equity interests:
3.1 Investments in mutual
  funds....................... ...............0.0
3.2 Preferred stocks:
  3.21 Affiliated............. ...............0.0
  3.22 Unaffiliated........... ...............0.0
3.3 Publicity traded equity
securities (excluding
preferred stocks):
  3.31 Affiliated............. ...............0.0
  3.32 Unaffiliated........... ...............0.0
3.4 Other equity securities:
  3.41 Affiliated............. ...............0.0
  3.42 Unaffiliated........... ...............0.0
3.5 Other equity interests
  including tangible personal
  property under lease:
  3.51 Affiliated............. ...............0.0
  3.52 Unaffiliated........... ...............0.0
Mortgage loans:
4.1 Construction and land
  development................. ...............0.0
4.2 Agricultural.............. ...............3.9
4.3 Single family residential
  properties.................. ...............0.0
4.4 Multifamily residential
  properties.................. ...............0.0
4.5 Commercial loans.......... ...............1.4
4.6 Mezzanine real estate
  loans....................... ...............0.0
Real estate investments:
5.1 Property occupied by
  company..................... ...............0.0
5.2 Property held for
  production of income
  (including $0 of property
  acquired in satisfaction of
  debt)....................... ...............0.0
5.3 Property held for sale
  (including $0 property
  acquired in satisfaction of
  debt)....................... ...............0.0
Contract loans................  .............21.7
Derivatives................... ...............0.6
Receivables for securities.... ...............0.1
Securities lending (Line 10,
Asset page reinvested
collateral)...................   .............XXX
Cash, cash equivalents and
short-term investments........ ...............2.6
Other invested assets......... ...............0.7
                               ------------------
Total invested assets.........   ...........100.0
                               ------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    PART C.



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

     Report of Independent Registered Public Accounting Firm.


     Statements of Assets and Liabilities as of December 31, 2017.

     Statements of Operations for the year ended December 31, 2017.

     Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.


     Notes to the Financial Statements.

The statutory-basis financial statements of the Company are included in Part B hereof and include:

     Independent Auditors' Report.



     Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2017 and 2016.

     Statutory Statements of Operations and Changes in Capital and Surplus for the Years Ended December 31, 2017, 2016 and 2015.

     Statutory Statements of Cash Flow for the Years Ended December 31, 2017, 2016 and 2015.

     Notes to Statutory Financial Statements.

     Statutory Supplemental Schedules as of and for the Year Ended December 31, 2017.



(b)        Exhibits

   (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1,
               1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-85442) filed on May 1, 1998.

   (2)         None.

   (3)(i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 033-64879) filed on December 11, 1995.

   (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.

   (v) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Registration Statement No. 12 on Form N-4 (File No. 333-51676) filed on April 26, 2006.

   (vi) Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 28, 2015.

   (vii) Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company) is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 28, 2015.


   (viii) Principal Underwriting and Distribution Agreement between New England Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 333-51676) on April 27, 2017.

   (ix) Form of Brighthouse Securities, LLC Sales Agreement (Filed herewith.)


   (4)(i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.

   (ii)        Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider;
               Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.

   (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.

   (iv)        Forms of Endorsements: Fixed Account Rider for Variable
               Annuity, NEL-500 (05/01; Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.

   (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02);
               Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2003.

   (vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.

   (vii) Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 19, 2004.

   (viii) Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-51676) filed on July 16, 2004.

   (ix) Form of Endorsements: Enhanced Dollar Cost Averaging Rider NEL 510-1 (5/05) and Three Month Market Entry Rider NEL-520 (05/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2005.

   (x) Guaranteed Minimum Income Benefit Rider -- Living Benefit (Predictor Plus) NEL 560-2 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2005.

   (xi) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-3 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2005.

   (xii) Guaranteed Minimum Accumulation Benefit Rider - Living Benefit NEL-670-1 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

   (xiii) Guaranteed Withdrawal Benefit Rider NEL-690-2 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

   (xiv) Guaranteed Withdrawal Benefit Endorsement NEL-GWB-E (11/05)-E is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

   (xv) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-4 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-51676) filed on July 26, 2005.

   (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement NEL-NQ-1 (11/05)-I is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-51676) filed on September 22, 2005.
               Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-5 (6/06) is incorporated herein (xvii)
               by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.


   (xviii) Lifetime Guaranteed Withdrawal Benefit Rider - Living Benefit NEL-690-3(6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.


   (xix) Guaranteed Minimum Death Benefit Rider NEL-640-1 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.

   (xx) Form of Contract Schedule is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on N-4 (File No. 333-51676) filed on April 22, 2008.

   (xxi) Guaranteed Minimum Income Benefit Rider -- Living Benefit NEL-560-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.

   (xxii) Lifetime Guaranteed Withdrawal Benefit Rider NL-690-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.

   (xxiii) Spousal Continuation Endorsement NL-GMTB(2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676)
   filed on April 22, 2010.

   (xxiv)Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.

   (xxv) Form of 401(a)/403(a) Plan Endorsement NL-401-3 (5/11) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.

   (5)(i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.

   (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2002.

   (iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2003.

   (iv) Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 19, 2004.

   (v) Form of Application AFS-APP (01/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2005.

   (vi) Form of Application AFS-APP (11/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-51676) filed on July 26, 2005.

   (vii) Form of Application AFS-APPC (NEA CPN APP (01/05) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.

   (viii) Form of Application AFS APP (GMDB (04/08)) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.

   (6)(i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.

   (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.

   (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2001.

   (7)(i)(a) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2003.

   (b) Amendments 1-4 to the Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.

   (c)         Amended and Restated Automatic Reinsurance Agreement between
               New England Life Insurance Company and Exeter Reassurance Company, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.

   (d) Amendment Nos. 1-14 to Automatic Reinsurance Agreement effective April 1, 2001 Amended and Restated as of July 1, 2004 is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 23, 2013.

   (ii) Partial Commutation between New England Life Insurance Company and Exeter Reassurance Company Ltd. (dated November 1, 2014) is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 28, 2015.

   (iii)       Reinsurance Agreement between New England Life Insurance
               Company and Metropolitan Life Insurance Company (dated November 1, 2014) is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 28, 2015.


   (iv) Assignment and Novation Agreement for Reinsurance Agreement (Treaty ID Number NEC10003154.T01.25890) between New England Life Insurance Company, Metropolitan Life Insurance Company and MetLife Insurance Company USA (Filed herewith.)


   (8)(i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 002-80751) filed on April 6, 2000.

   (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (iv)(a) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.

   (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post- Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.

   (v)(a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (File No. 333-73676) filed on November 19, 2001.

   (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 21, 2009.

   (c) Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.

   (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post- Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

   (vii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers LLC, MetLife Securities, Inc. and New England Life Insurance Company dated April 30, 2007 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

   (viii)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2008.

   (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.


   (ix) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6,
               2017) is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2017.

   (x) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6,
               2017) is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2017.


   (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.


   (10)(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)



   (ii) Consent of Independent Auditors (Deloitte & Touche LLP) (Filed herewith.)


   (11)        None

   (12)        None

   (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.


   (14) Powers of Attorney for Peter M. Carlson, Kimberly A. Berwanger, Kumar Das Gupta, Meghan S. Doscher, Lynn A. Dumais, Tara Figard, Jeffrey Halperin, Donald Leintz and David Chamberlin. (Filed herewith.)


     Item 25 Directors and Officers of the Depositor



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------------------------------
Peter M. Carlson                        Chairman of the Board, President, Chief Executive Officer and a
11225 North Community House Road        Director
Charlotte, NC 28277





Kimberly A. Berwanger               Director and Vice President
11225 North Community House Road
Charlotte, NC 28277

Kumar Das Gupta                     Director
11225 North Community House Road
Charlotte, NC 28277





Meghan S. Doscher                   Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Lynn A. Dumais                      Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey P. Halperin                 Director, Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Director
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                         Vice President and Chief Information Security Officer
11225 North Community House Road,
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin                 Vice President and Controller
18205 Crane Nest Dr., Floor 5
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277

Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Individual Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz                 Vice President and Assistant Secretary
285 Madison Avenue, Suite 1400
New York, NY 10017





John Lima                      Chief Derivatives Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Francis teGroen                     Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessell                        Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott                  Vice President and Chief Investment Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960

Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Mathew Quale                        Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT


The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc. a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc.

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                  a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                  b.   Brighthouse Life Insurance Company of NY (NY)
                                                  c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                  d.   Brighthouse Renewables Holdings, LLC (DE)
                                                  e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                  f.   Brighthouse Assignment Company (CT)
                                                  g.   ML 1065 Hotel, LLC (DE)
                                                  h.   TIC European Real Estate LP, LLC (DE)
                                                  i.   Euro TL Investments LLC (DE)
                                                  j.   Greater Sandhill I, LLC (DE)
                                                  k.   1075 Peachtree, LLC (DE)
                                                  l.   TLA Holdings LLC (DE)
                                                  m.   The Prospect Company (DE)
                                                  n.   Euro T1 Investments LLC (DE)
                                                  o.   TLA Holdings II LLC (DE)
     3. Brighthouse Securities, LLC (DE)
     4. Brighthouse Services, LLC (DE)
     5. Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACTOWNERS


As of January 31, 2018, there were 30,722 owners of tax-qualified contracts and 11,458 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).


ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of New England Life Insurance Company's by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

   (a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

   (b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.


         POSITIONS AND OFFICES WITH
NAME     PRINCIPAL UNDERWRITER
------   ---------------------------




Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277

Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277


(c)Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.




                                             (2)
                 (1)                  NET UNDERWRITING        (3)            (4)
          NAME OF PRINCIPAL             DISCOUNTS AND     COMPENSATION    BROKERAGE        (5)
             UNDERWRITER                 COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$3,820,766         $0              $0            $0

+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

   (a)        Registrant

   (b)        State Street Bank & Trust Company, 225 Franklin Street, Boston,
              MA 02110

   (c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


   (d)        Brighthouse Financial, 18210 Crane Nest Dr., Floor 5, Tampa, FL
              33647

   (e) New England Life Insurance Company, One Financial Center, 21st Floor, Boston, MA 02111



ITEM 31. MANAGEMENT SERVICES

Not applicable


ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

   (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or
               (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

   (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

   (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Charlotte, and the State of North Carolina, on the 26th day of April, 2018.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

By: NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Kevin G. Finneran
  -----------------------
Kevin G. Finneran
Vice President

By: NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Kevin G. Finneran
    ---------------------
Kevin G. Finneran
Vice President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 26, 2018.


          Signature                                               Title
     /s/ Peter M. Carlson*      Chairman of the Board, President, Chief Executive Officer and a Director
------------------------
        Peter M. Carlson



   /s/ Kimberly A. Berwanger*      Director and Vice President
------------------------
      Kimberly A. Berwanger



     /s/ Kumar Das Gupta*     Director
------------------------
        Kumar Das Gupta



    /s/ Meghan S. Doscher*      Director and Vice President
------------------------
       Meghan S. Doscher



      /s/ Lynn A. Dumais*     Director, Vice President and Chief Financial Officer
------------------------
       Lynn A. Dumais



      /s/ Tara Figard*        Director and Vice President
------------------------
        Tara Figard



     /s/ Jeffrey Halperin*      Director, Vice President and Chief Compliance Officer
------------------------
      Jeffrey Halperin



      /s/ Donald Leintz*      Director
------------------------
       Donald Leintz



    /s/ David Chamberlin*      Vice President and Controller
------------------------
                               (principal accounting officer)
       David Chamberlin

By: /s/ Michele H. Abate
     -------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 26, 2018

* New England Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS




(3)(ix)        Sales Agreement (Brighthouse Securities, LLC)


(7)(iv)        Assignment and Novation Agreement for Reinsurance Agreement


(10)(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


(10)(ii)       Consent of Independent Auditors (Deloitte & Touche LLP)

(14)        Powers of Attorney